GOTHAM ABSOLUTE RETURN FUND
Portfolio of Investments
June 30, 2024
(Unaudited)
	Number of Shares	Value
COMMON STOCKS — 94.7%
Automobiles & Components — 1.4%
Adient PLC (Ireland)*	307	$ 7,586
Aptiv PLC (Jersey)*	14,846	1,045,455
BorgWarner, Inc.	42,171	1,359,593
Dana, Inc.	34,411	417,061
Dorman Products, Inc.*	2,395	219,095
Ford Motor Co.(a)	130,600	1,637,724
Garrett Motion, Inc.*	79	679
General Motors Co.(a)	60,949	2,831,690
Goodyear Tire & Rubber Co. (The)*	17,313	196,503
LCI Industries	7,545	780,002
Lear Corp.	1,222	139,565
Modine Manufacturing Co.*	2	200
Phinia, Inc.	884	34,794
Thor Industries, Inc.	503	47,005
Visteon Corp.*	6,294	671,570
Winnebago Industries, Inc.	5,108	276,854
		9,665,376
Capital Goods — 11.0%
3M Co.	17,425	1,780,661
A. O. Smith Corp.	8,638	706,416
Acuity Brands, Inc.	2,007	484,570
Alamo Group, Inc.	29	5,017
American Superconductor Corp.*	247	5,777
American Woodmark Corp.*	2,822	221,809
AMETEK, Inc.	7,602	1,267,329
Apogee Enterprises, Inc.	2,690	169,026
Applied Industrial Technologies, Inc.	1,559	302,446
Armstrong World Industries, Inc.	2,055	232,708
Array Technologies, Inc.*	48,015	492,634
AZEK Co., Inc. (The)*	33,020	1,391,133
AZZ, Inc.	3,032	234,222
Blue Bird Corp.*	5,162	277,974
Boise Cascade Co.	720	85,838
Builders FirstSource, Inc.*	6,620	916,274
BWX Technologies, Inc.	6,753	641,535
Carlisle Cos., Inc.	535	216,787
Caterpillar, Inc.(a)	8,652	2,881,981
Chart Industries, Inc.*	3,475	501,582
Comfort Systems USA, Inc.	2	608
Core & Main, Inc., Class A*	7,286	356,577
Crane Co.	9,607	1,392,823
CSW Industrials, Inc.	75	19,898
Cummins, Inc.	4,764	1,319,295
Curtiss-Wright Corp.	525	142,265
Deere & Co.	2,726	1,018,515
DNOW, Inc.*	21,965	301,579
	Number of Shares	Value
COMMON STOCKS — (Continued)
Capital Goods — (Continued)
Donaldson Co., Inc.	9,843	$ 704,365
Dover Corp.	4,274	771,243
Dycom Industries, Inc.*	1,309	220,907
Eaton Corp. PLC (Ireland)	4,406	1,381,501
EMCOR Group, Inc.	4,182	1,526,765
Emerson Electric Co.	6,916	761,867
Enerpac Tool Group Corp.	5,236	199,911
EnerSys	3,572	369,773
Esab Corp.	2,750	259,683
Fastenal Co.	7,974	501,086
Flowserve Corp.	17,455	839,586
Fluence Energy, Inc.*	25,912	449,314
Gates Industrial Corp. PLC (United Kingdom)*	9,822	155,286
GE Vernova, Inc.*	5,156	884,306
Generac Holdings, Inc.*	7,448	984,775
General Dynamics Corp.	500	145,070
General Electric Co.(a)	7,129	1,133,297
Gibraltar Industries, Inc.*	5,059	346,795
Global Industrial Co.	97	3,042
Griffon Corp.	17,380	1,109,887
Hayward Holdings, Inc.*	205	2,522
Hexcel Corp.	6,937	433,216
Hillman Solutions Corp.*	36,099	319,476
Howmet Aerospace, Inc.	23,299	1,808,701
Hyster-Yale, Inc.	236	16,456
IES Holdings, Inc.*	886	123,446
Illinois Tool Works, Inc.	4,655	1,103,049
Ingersoll Rand, Inc.	4,185	380,165
ITT, Inc.	1,374	177,493
Kennametal, Inc.	15,133	356,231
Kratos Defense & Security Solutions, Inc.*	38,814	776,668
Leonardo DRS, Inc.*	4,462	113,826
Lincoln Electric Holdings, Inc.	6,046	1,140,517
Lockheed Martin Corp.(a)	10,149	4,740,598
Masco Corp.	20,130	1,342,067
MasTec, Inc.*	14,418	1,542,582
MDU Resources Group, Inc.	44,927	1,127,668
Middleby Corp. (The)*	7,796	955,868
Miller Industries, Inc.	170	9,353
MRC Global, Inc.*	4,151	53,589
MSC Industrial Direct Co., Inc., Class A	4,655	369,188
Mueller Industries, Inc.	6,691	380,986
Mueller Water Products, Inc., Class A	8,800	157,696

GOTHAM ABSOLUTE RETURN FUND
Portfolio of Investments (Continued)
June 30, 2024
(Unaudited)
	Number of Shares	Value
COMMON STOCKS — (Continued)
Capital Goods — (Continued)
Nordson Corp.	489	$ 113,419
Northrop Grumman Corp.	2,672	1,164,858
Otis Worldwide Corp.	12,028	1,157,815
Owens Corning	49	8,512
PACCAR, Inc.	1,584	163,057
Parker-Hannifin Corp.(a)	3,053	1,544,238
Powell Industries, Inc.	9,346	1,340,216
Primoris Services Corp.	1,316	65,655
Proto Labs, Inc.*	378	11,676
Quanex Building Products Corp.	1,103	30,498
Quanta Services, Inc.(a)	3,960	1,006,196
Regal Rexnord Corp.	7,282	984,672
Resideo Technologies, Inc.*	23,750	464,550
RTX Corp.	14,406	1,446,218
Snap-on, Inc.	4,860	1,270,355
SPX Technologies, Inc.*	512	72,776
Stanley Black & Decker, Inc.	8,233	657,734
Sterling Infrastructure, Inc.*	2,009	237,745
Symbotic, Inc.*	9,974	350,686
Tennant Co.	3,698	364,031
Textron, Inc.	16,233	1,393,765
Trane Technologies PLC (Ireland)	2,488	818,378
Transcat, Inc.*	311	37,221
TransDigm Group, Inc.	527	673,301
Tutor Perini Corp.*	10,222	222,635
UFP Industries, Inc.	3,027	339,024
United Rentals, Inc.(a)	3,658	2,365,738
Vertiv Holdings Co., Class A	12,198	1,055,981
Wabash National Corp.	11,127	243,014
Watsco, Inc.	856	396,533
WESCO International, Inc.	12,129	1,922,689
Westinghouse Air Brake Technologies Corp.	14,167	2,239,094
Woodward, Inc.	3,281	572,141
WW Grainger, Inc.	2,232	2,013,800
Zurn Elkay Water Solutions Corp.	27,012	794,153
		75,089,473
Commercial & Professional Services — 1.9%
ABM Industries, Inc.	10,158	513,690
ACV Auctions, Inc., Class A*	26,378	481,399
Automatic Data Processing, Inc.	8,299	1,980,888
BrightView Holdings, Inc.*	12,848	170,878
Broadridge Financial Solutions, Inc.	812	159,964
Cintas Corp.	2,354	1,648,412
CoreCivic, Inc.*	2,050	26,609
Deluxe Corp.	1,741	39,103
	Number of Shares	Value
COMMON STOCKS — (Continued)
Commercial & Professional Services — (Continued)
Dun & Bradstreet Holdings, Inc.	47,007	$ 435,285
ICF International, Inc.	1,025	152,172
Interface, Inc.	850	12,478
Jacobs Solutions, Inc.	7,263	1,014,714
Kelly Services, Inc., Class A	2,320	49,671
Korn Ferry	763	51,228
Leidos Holdings, Inc.	14,667	2,139,622
ManpowerGroup, Inc.	7,899	551,350
MSA Safety, Inc.	1,238	232,360
RB Global, Inc. (Canada)	61	4,658
Republic Services, Inc.	5,044	980,251
Robert Half, Inc.	2,938	187,973
Steelcase, Inc., Class A	21,673	280,882
TaskUS, Inc., Class A*	594	7,906
TransUnion	4,682	347,217
UniFirst Corp.	238	40,824
Veralto Corp.	17,679	1,687,814
		13,197,348
Consumer Discretionary Distribution & Retail — 5.3%
1-800-Flowers.com, Inc., Class A*	604	5,750
Abercrombie & Fitch Co., Class A*	4,408	783,919
Academy Sports & Outdoors, Inc.	9,049	481,859
Advance Auto Parts, Inc.	29,716	1,881,914
Amazon.com, Inc.(a)*	53,328	10,305,636
American Eagle Outfitters, Inc.	4,954	98,882
Arko Corp.	1,393	8,734
AutoZone, Inc.*	135	400,154
Bath & Body Works, Inc.	4,101	160,144
Best Buy Co., Inc.	1,749	147,423
Carvana Co.(a)*	42,095	5,418,468
Dick's Sporting Goods, Inc.	101	21,700
eBay, Inc.	48,709	2,616,648
Etsy, Inc.*	13,868	817,935
Gap, Inc. (The)	49,512	1,182,842
Genuine Parts Co.	6,960	962,707
Hibbett, Inc.	7,404	645,703
Home Depot, Inc. (The)(a)	5,089	1,751,837
Kohl's Corp.	26,748	614,937
LKQ Corp.	13,412	557,805
Lowe's Cos., Inc.	8,346	1,839,959
Monro, Inc.	15,518	370,259
ODP Corp. (The)*	9,747	382,765
Pool Corp.	2,394	735,748
Ross Stores, Inc.	4,676	679,516
Signet Jewelers Ltd. (Bermuda)	2,163	193,762
TJX Cos., Inc. (The)	7,093	780,939

GOTHAM ABSOLUTE RETURN FUND
Portfolio of Investments (Continued)
June 30, 2024
(Unaudited)
	Number of Shares	Value
COMMON STOCKS — (Continued)
Consumer Discretionary Distribution & Retail — (Continued)
Tractor Supply Co.	1,731	$ 467,370
Ulta Beauty, Inc.*	3,761	1,451,257
Williams-Sonoma, Inc.	1,283	362,281
Winmark Corp.	316	111,431
		36,240,284
Consumer Durables & Apparel — 2.5%
BRP, Inc., sub-voting shares (Canada)	1,839	117,751
Canada Goose Holdings, Inc. (Canada)*	634	8,198
Cavco Industries, Inc.*	668	231,242
Columbia Sportswear Co.	6	474
Cricut, Inc., Class A*	1,039	6,224
Deckers Outdoor Corp.*	1,649	1,596,150
DR Horton, Inc.	1,472	207,449
Figs, Inc., Class A*	89,266	475,788
Garmin Ltd. (Switzerland)	10,348	1,685,896
G-III Apparel Group Ltd.*	6,617	179,122
Hasbro, Inc.	19,428	1,136,538
Helen of Troy Ltd. (Bermuda)*	1,928	178,803
Installed Building Products, Inc.	3,137	645,218
Kontoor Brands, Inc.	1,471	97,307
La-Z-Boy, Inc.	247	9,208
Lululemon Athletica, Inc.*	1,653	493,751
Mattel, Inc.*	116,701	1,897,558
Mohawk Industries, Inc.*	8,138	924,395
Newell Brands, Inc.	20,041	128,463
NIKE, Inc., Class B	2,708	204,102
NVR, Inc.*	45	341,485
PulteGroup, Inc.	13,419	1,477,432
PVH Corp.	2,325	246,148
Ralph Lauren Corp.	5,946	1,040,907
Smith & Wesson Brands, Inc.	307	4,402
Sonos, Inc.*	31,633	466,903
Tapestry, Inc.	11,642	498,161
Tempur Sealy International, Inc.	5,665	268,181
TopBuild Corp.*	2,712	1,044,852
Vista Outdoor, Inc.*	6,919	260,500
Wolverine World Wide, Inc.	12,518	169,243
Worthington Enterprises, Inc.	13,835	654,811
		16,696,662
Consumer Services — 3.0%
ADT, Inc.	39,093	297,107
Adtalem Global Education, Inc.*	106	7,230
Aramark	19,513	663,832
BJ's Restaurants, Inc.*	4,311	149,592
	Number of Shares	Value
COMMON STOCKS — (Continued)
Consumer Services — (Continued)
Booking Holdings, Inc.(a)	451	$ 1,786,636
Bright Horizons Family Solutions, Inc.*	5,540	609,843
Brinker International, Inc.*	5,626	407,266
Caesars Entertainment, Inc.*	3,366	133,765
Cava Group, Inc.*	9,307	863,224
Cracker Barrel Old Country Store, Inc.	13,451	567,094
Darden Restaurants, Inc.	4,481	678,065
Dine Brands Global, Inc.	3,024	109,469
Domino's Pizza, Inc.	956	493,611
DraftKings, Inc., Class A*	2,363	90,196
Frontdoor, Inc.*	18,002	608,288
Grand Canyon Education, Inc.*	2,748	384,473
Hilton Worldwide Holdings, Inc.	3,178	693,440
Hyatt Hotels Corp., Class A	1,097	166,656
International Game Technology PLC (United Kingdom)	3,536	72,347
Las Vegas Sands Corp.	21,970	972,172
Marriott International, Inc., Class A	9,734	2,353,389
McDonald's Corp.(a)	8,280	2,110,075
OneSpaWorld Holdings Ltd. (Bahamas)*	8,478	130,307
Perdoceo Education Corp.	6,788	145,399
Rush Street Interactive, Inc.*	26,085	250,155
Strategic Education, Inc.	3,349	370,600
Sweetgreen, Inc., Class A*	18,847	568,049
Target Hospitality Corp.*	1,329	11,576
Vail Resorts, Inc.	8,427	1,517,956
Wyndham Hotels & Resorts, Inc.	3,891	287,934
Wynn Resorts Ltd.	17,248	1,543,696
Yum! Brands, Inc.	10,489	1,389,373
		20,432,815
Consumer Staples Distribution & Retail — 2.2%
Albertsons Cos., Inc., Class A	25,507	503,763
Costco Wholesale Corp.(a)	2,650	2,252,474
Dollar General Corp.	17,092	2,260,075
Fresh Market Holdings, Inc. (The), Escrow Shares(b)*	50,715	—
Kroger Co. (The)	38,226	1,908,624
Performance Food Group Co.*	11,172	738,581
Sysco Corp.	5,038	359,663
Target Corp.(a)	27,017	3,999,597
Walgreens Boots Alliance, Inc.	24,826	300,270

GOTHAM ABSOLUTE RETURN FUND
Portfolio of Investments (Continued)
June 30, 2024
(Unaudited)
	Number of Shares	Value
COMMON STOCKS — (Continued)
Consumer Staples Distribution & Retail — (Continued)
Walmart, Inc.(a)	37,889	$ 2,565,464
Weis Markets, Inc.	283	17,764
		14,906,275
Energy — 5.0%
Antero Midstream Corp.	30,501	449,585
Archrock, Inc.	22,354	451,998
Baker Hughes Co.	19,556	687,784
Borr Drilling Ltd. (Bermuda)	86,244	556,274
Cactus, Inc., Class A	7,641	402,986
California Resources Corp.	3,496	186,057
Canadian Natural Resources Ltd. (Canada)	22,030	784,268
Cenovus Energy, Inc. (Canada)	55,314	1,087,473
ChampionX Corp.	15,760	523,390
Chesapeake Energy Corp.	3,182	261,529
Chevron Corp.	18,692	2,923,803
ConocoPhillips	2,482	283,891
CONSOL Energy, Inc.*	3,446	351,595
Coterra Energy, Inc.	15,246	406,611
Devon Energy Corp.	44,534	2,110,912
DHT Holdings, Inc. (Marshall Islands)	35,373	409,266
Diamond Offshore Drilling, Inc.*	17,602	272,655
Diamondback Energy, Inc.	10,077	2,017,315
Dorian LPG Ltd. (Marshall Islands)	38,733	1,625,237
EOG Resources, Inc.	17,554	2,209,522
Exxon Mobil Corp.(a)	27,523	3,168,448
Halliburton Co.	24,172	816,530
Helix Energy Solutions Group, Inc.*	58,164	694,478
Helmerich & Payne, Inc.	25,996	939,495
Hess Corp.	3,237	477,522
HF Sinclair Corp.	17,660	941,984
Kinder Morgan, Inc.	63,791	1,267,527
Marathon Oil Corp.	22,053	632,259
Marathon Petroleum Corp.	1,697	294,396
Murphy Oil Corp.	18,922	780,343
Nabors Industries Ltd. (Bermuda)*	1,810	128,800
Noble Corp. PLC (United Kingdom)	7,770	346,930
Nordic American Tankers Ltd. (Bermuda)	11,900	47,362
Occidental Petroleum Corp.	2,243	141,376
Pembina Pipeline Corp. (Canada)	15,120	560,650
Phillips 66	3,551	501,295
Range Resources Corp.	4,139	138,781
REX American Resources Corp.*	4,200	191,478
Suncor Energy, Inc. (Canada)	6,114	232,943
	Number of Shares	Value
COMMON STOCKS — (Continued)
Energy — (Continued)
TechnipFMC PLC (United Kingdom)	66,197	$ 1,731,051
US Silica Holdings, Inc.*	7,247	111,966
Valero Energy Corp.	8,339	1,307,222
Weatherford International PLC (Ireland)*	2,931	358,901
		33,813,888
Financial Services — 4.2%
AvidXchange Holdings, Inc.*	25,894	312,282
Berkshire Hathaway, Inc., Class B*	4,956	2,016,101
BlackRock, Inc.	987	777,085
Cboe Global Markets, Inc.	7,283	1,238,547
CME Group, Inc.(a)	16,969	3,336,105
Coinbase Global, Inc., Class A*	1,080	240,008
Corpay, Inc.*	4,096	1,091,215
Euronet Worldwide, Inc.*	200	20,700
FactSet Research Systems, Inc.	529	215,975
Fidelity National Information Services, Inc.	27,038	2,037,584
Fiserv, Inc.(a)*	28,973	4,318,136
Franklin Resources, Inc.	41,136	919,390
Intercontinental Exchange, Inc.	10,935	1,496,892
International Money Express, Inc.*	461	9,607
Mastercard, Inc., Class A	3,130	1,380,831
Morningstar, Inc.	1,132	334,902
NCR Atleos Corp.*	6,401	172,955
Open Lending Corp.*	372	2,076
Payoneer Global, Inc.*	80,384	445,327
PayPal Holdings, Inc.(a)*	77,146	4,476,782
Shift4 Payments, Inc., Class A*	1,637	120,074
T Rowe Price Group, Inc.(a)	12,487	1,439,876
Visa, Inc., Class A	9,453	2,481,129
		28,883,579
Food, Beverage & Tobacco — 3.6%
Altria Group, Inc.	54,936	2,502,335
Archer-Daniels-Midland Co.	11,877	717,965
B&G Foods, Inc.	41,455	334,956
Celsius Holdings, Inc.*	18,128	1,034,927
Coca-Cola Co. (The)(a)	58,603	3,730,081
Conagra Brands, Inc.	43,545	1,237,549
General Mills, Inc.	12,017	760,195
Hormel Foods Corp.	17,436	531,624
Ingredion, Inc.	7,627	874,817
Kellanova	41,398	2,387,837
Keurig Dr Pepper, Inc.	48,084	1,606,006
Kraft Heinz Co. (The)	67,785	2,184,033
Lancaster Colony Corp.	3,180	600,925

GOTHAM ABSOLUTE RETURN FUND
Portfolio of Investments (Continued)
June 30, 2024
(Unaudited)
	Number of Shares	Value
COMMON STOCKS — (Continued)
Food, Beverage & Tobacco — (Continued)
McCormick & Co., Inc., non-voting shares	31,472	$ 2,232,624
Mission Produce, Inc.*	473	4,673
Molson Coors Beverage Co., Class B	8,366	425,244
Mondelez International, Inc., Class A	5,432	355,470
Monster Beverage Corp.*	2,344	117,083
Philip Morris International, Inc.	7,139	723,395
Primo Water Corp. (Canada)	26,509	579,487
Simply Good Foods Co. (The)*	5,565	201,063
SunOpta, Inc. (Canada)*	21,450	115,830
Turning Point Brands, Inc.	124	3,979
Tyson Foods, Inc., Class A	7,202	411,522
Utz Brands, Inc.	18,971	315,677
Vita Coco Co., Inc. (The)*	21,478	598,162
Vital Farms, Inc.*	4,591	214,721
		24,802,180
Health Care Equipment & Services — 6.6%
Addus HomeCare Corp.*	141	16,372
Alcon, Inc. (Switzerland)	1,317	117,318
Align Technology, Inc.*	7,709	1,861,184
AMN Healthcare Services, Inc.*	228	11,680
Astrana Health, Inc.*	2,975	120,666
Atrion Corp.	617	279,149
Avanos Medical, Inc.*	10,062	200,435
Baxter International, Inc.	38,611	1,291,538
Becton Dickinson & Co.	1,813	423,716
Cencora, Inc.	5,405	1,217,747
Centene Corp.(a)*	31,170	2,066,571
Cigna Group (The)	4,942	1,633,677
CONMED Corp.	4,482	310,692
Cross Country Healthcare, Inc.*	8,955	123,937
CVS Health Corp.	24,965	1,474,433
DaVita, Inc.*	10,758	1,490,736
Elevance Health, Inc.	1,782	965,595
Envista Holdings Corp.*	55,797	927,904
Evolent Health, Inc., Class A*	14,451	276,303
GE HealthCare Technologies, Inc.(a)	23,524	1,832,990
GeneDx Holdings Corp.*	2,029	53,038
Guardant Health, Inc.*	51,363	1,483,363
HCA Healthcare, Inc.	3,941	1,266,165
Hologic, Inc.*	34,116	2,533,113
Humana, Inc.	3,303	1,234,166
McKesson Corp.	1,297	757,500
Medtronic PLC (Ireland)	60,726	4,779,743
Molina Healthcare, Inc.*	4,839	1,438,635
	Number of Shares	Value
COMMON STOCKS — (Continued)
Health Care Equipment & Services — (Continued)
Omnicell, Inc.*	14,281	$ 386,587
Owens & Minor, Inc.*	21,796	294,246
Penumbra, Inc.*	6,684	1,202,920
Phreesia, Inc.*	12,917	273,840
Privia Health Group, Inc.*	7,151	124,284
PROCEPT BioRobotics Corp.*	2,134	130,366
Quest Diagnostics, Inc.	2,242	306,885
ResMed, Inc.	10,734	2,054,702
Solventum Corp.*	25,234	1,334,374
STERIS PLC (Ireland)	5,161	1,133,046
Surmodics, Inc.*	64	2,691
Tandem Diabetes Care, Inc.*	5,856	235,938
Tenet Healthcare Corp.(a)*	19,919	2,649,825
UnitedHealth Group, Inc.	2,831	1,441,715
Universal Health Services, Inc., Class B	4,609	852,342
Veeva Systems, Inc., Class A*	3,947	722,340
Zimmer Biomet Holdings, Inc.	16,467	1,787,164
		45,121,631
Household & Personal Products — 1.9%
BellRing Brands, Inc.*	22,184	1,267,594
Central Garden & Pet Co., Class A*	1,580	52,187
Clorox Co. (The)	2,676	365,194
Colgate-Palmolive Co.	19,142	1,857,540
Edgewell Personal Care Co.	5,862	235,594
Estee Lauder Cos., Inc. (The), Class A	20,680	2,200,352
Kenvue, Inc.	68,277	1,241,276
Kimberly-Clark Corp.(a)	19,008	2,626,905
Oddity Tech Ltd., Class A (Israel)*	11,073	434,726
Olaplex Holdings, Inc.*	2,913	4,486
Procter & Gamble Co. (The)(a)	9,710	1,601,373
Reynolds Consumer Products, Inc.	8,264	231,227
WD-40 Co.	2,170	476,619
		12,595,073
Materials — 6.1%
Agnico Eagle Mines Ltd. (Canada)	32,547	2,128,574
Alamos Gold, Inc., Class A (Canada)	20,525	321,832
Alcoa Corp.	8,498	338,050
Alpha Metallurgical Resources, Inc.	1,590	446,043
AptarGroup, Inc.	2,334	328,651
Arch Resources, Inc.	596	90,729
Ashland, Inc.	673	63,592
ATI, Inc.*	25,991	1,441,201
Avery Dennison Corp.	3,848	841,365

GOTHAM ABSOLUTE RETURN FUND
Portfolio of Investments (Continued)
June 30, 2024
(Unaudited)
	Number of Shares	Value
COMMON STOCKS — (Continued)
Materials — (Continued)
Axalta Coating Systems Ltd. (Bermuda)*	28,183	$ 963,013
Balchem Corp.	982	151,179
Ball Corp.(a)	49,962	2,998,719
Cabot Corp.	6,650	611,069
Carpenter Technology Corp.	6,237	683,450
Celanese Corp.	13,212	1,782,167
Clearwater Paper Corp.*	279	13,523
Cleveland-Cliffs, Inc.(a)*	104,175	1,603,253
Corteva, Inc.	44,346	2,392,023
Crown Holdings, Inc.	16,494	1,226,989
Dow, Inc.	6,817	361,642
DuPont de Nemours, Inc.	16,084	1,294,601
Eastman Chemical Co.	1,857	181,930
Ecolab, Inc.	5,681	1,352,078
Fortuna Mining Corp. (Canada)*	172,882	845,393
Freeport-McMoRan, Inc.	15,899	772,691
HB Fuller Co.	6,618	509,321
Hudbay Minerals, Inc. (Canada)	66,088	598,096
Innospec, Inc.	3,507	433,430
International Flavors & Fragrances, Inc.	2,330	221,839
International Paper Co.	19,750	852,213
Kaiser Aluminum Corp.	4,879	428,864
Kinross Gold Corp. (Canada)	115,370	959,878
Knife River Corp.*	6,993	490,489
Kronos Worldwide, Inc.	1,805	22,653
Linde PLC (Ireland)	5,763	2,528,862
Louisiana-Pacific Corp.	4,192	345,127
LyondellBasell Industries NV, Class A (Netherlands)	3,641	348,298
Martin Marietta Materials, Inc.	3,797	2,057,215
Metallus, Inc.*	2,777	56,290
Minerals Technologies, Inc.	5,870	488,149
NewMarket Corp.	1,065	549,082
Newmont Corp.	10,933	457,765
Olin Corp.	832	39,229
Orla Mining Ltd. (Canada)*	1,941	7,453
Packaging Corp. of America	958	174,893
Pan American Silver Corp. (Canada)	47,166	937,660
PPG Industries, Inc.	1,928	242,716
Quaker Chemical Corp.	5,424	920,453
Royal Gold, Inc.	1,004	125,661
RPM International, Inc.	6,023	648,557
Scotts Miracle-Gro Co. (The)	29,767	1,936,641
Sealed Air Corp.	16,219	564,259
Sherwin-Williams Co. (The)	1,324	395,121
	Number of Shares	Value
COMMON STOCKS — (Continued)
Materials — (Continued)
Sonoco Products Co.	3,378	$ 171,332
Southern Copper Corp.	2,708	291,760
Steel Dynamics, Inc.	4,879	631,831
		41,668,894
Media & Entertainment — 5.3%
Alphabet, Inc., Class A(a)	51,752	9,426,627
Angi, Inc.*	1,663	3,193
Bumble, Inc., Class A*	61,425	645,577
Charter Communications, Inc., Class A*	5,839	1,745,627
Cinemark Holdings, Inc.*	10,718	231,723
Comcast Corp., Class A	18,910	740,516
Electronic Arts, Inc.	9,472	1,319,734
Fox Corp., Class A	4,963	170,578
Interpublic Group of Cos., Inc. (The)	34,579	1,005,903
John Wiley & Sons, Inc., Class A	57	2,320
Match Group, Inc.*	22,213	674,831
Meta Platforms, Inc., Class A(a)	18,346	9,250,420
Netflix, Inc.(a)*	2,511	1,694,624
News Corp., Class A	17,184	473,763
Omnicom Group, Inc.	4,491	402,843
Pinterest, Inc., Class A*	2,469	108,809
PubMatic, Inc., Class A*	5,834	118,488
Sirius XM Holdings, Inc.	368,301	1,042,292
Sphere Entertainment Co.*	25,272	886,036
Spotify Technology SA (Luxembourg)*	1,101	345,483
Thryv Holdings, Inc.*	549	9,783
TripAdvisor, Inc.*	31,757	565,592
Vimeo, Inc.*	115,092	429,293
Walt Disney Co. (The)(a)	44,304	4,398,944
Yelp, Inc.*	3,745	138,378
ZipRecruiter, Inc., Class A*	13,615	123,760
		35,955,137
Pharmaceuticals, Biotechnology & Life Sciences — 5.7%
AbbVie, Inc.	1,864	319,713
ADMA Biologics, Inc.*	11,631	130,035
Agilent Technologies, Inc.	10,394	1,347,374
Alnylam Pharmaceuticals, Inc.*	834	202,662
Amphastar Pharmaceuticals, Inc.*	7,389	295,560
ANI Pharmaceuticals, Inc.*	2,859	182,061
Ardelyx, Inc.*	85,160	631,036
Biogen, Inc.*	4,669	1,082,368
Bio-Rad Laboratories, Inc., Class A*	4,073	1,112,377
Bristol-Myers Squibb Co.(a)	93,645	3,889,077
Collegium Pharmaceutical, Inc.*	25,860	832,692

GOTHAM ABSOLUTE RETURN FUND
Portfolio of Investments (Continued)
June 30, 2024
(Unaudited)
	Number of Shares	Value
COMMON STOCKS — (Continued)
Pharmaceuticals, Biotechnology & Life Sciences — (Continued)
Danaher Corp.	2,325	$ 580,901
Elanco Animal Health, Inc.*	55,931	807,084
Eli Lilly & Co.	1,476	1,336,341
Gilead Sciences, Inc.(a)	51,308	3,520,247
Harmony Biosciences Holdings, Inc.*	40,223	1,213,528
Incyte Corp.*	9,154	554,915
IQVIA Holdings, Inc.*	9,126	1,929,601
Johnson & Johnson(a)	43,186	6,312,066
Merck & Co., Inc.(a)	24,933	3,086,705
Mettler-Toledo International, Inc.*	602	841,349
Myriad Genetics, Inc.*	748	18,296
Natera, Inc.*	3,316	359,090
Neurocrine Biosciences, Inc.*	12,923	1,779,109
Nurix Therapeutics, Inc.*	3,757	78,409
Pacira BioSciences, Inc.*	3,741	107,030
Perrigo Co. PLC (Ireland)	181	4,648
QIAGEN NV (Netherlands)	4,064	166,990
Regeneron Pharmaceuticals, Inc.*	256	269,064
Repligen Corp.*	4,507	568,152
Rhythm Pharmaceuticals, Inc.*	4,985	204,684
Thermo Fisher Scientific, Inc.(a)	2,934	1,622,502
Twist Bioscience Corp.*	35,456	1,747,272
Vera Therapeutics, Inc.*	55	1,990
Viatris, Inc.	29,011	308,387
Vir Biotechnology, Inc.*	4,697	41,803
Waters Corp.*	5,440	1,578,253
		39,063,371
Semiconductors & Semiconductor Equipment — 9.0%
Advanced Micro Devices, Inc.(a)*	17,595	2,854,085
Amkor Technology, Inc.	6,659	266,493
Analog Devices, Inc.	5,478	1,250,408
Applied Materials, Inc.(a)	8,227	1,941,490
Broadcom, Inc.(a)	3,704	5,946,883
Cirrus Logic, Inc.*	10,494	1,339,664
Credo Technology Group Holding Ltd. (Cayman Islands)*	36,640	1,170,282
Entegris, Inc.	2,647	358,404
GLOBALFOUNDRIES, Inc. (Cayman Islands)*	7,718	390,222
Ichor Holdings Ltd. (Cayman Islands)*	5,153	198,648
KLA Corp.	2,431	2,004,384
Lam Research Corp.	1,775	1,890,109
Microchip Technology, Inc.	27,388	2,506,002
Micron Technology, Inc.(a)	20,961	2,757,000
	Number of Shares	Value
COMMON STOCKS — (Continued)
Semiconductors & Semiconductor Equipment — (Continued)
MKS Instruments, Inc.	6,951	$ 907,662
Monolithic Power Systems, Inc.(a)	3,335	2,740,303
NVIDIA Corp.(a)	63,022	7,785,738
NXP Semiconductors NV (Netherlands)	13,308	3,581,050
ON Semiconductor Corp.*	31,484	2,158,228
Photronics, Inc.*	28,079	692,709
Qorvo, Inc.(a)*	19,701	2,286,104
QUALCOMM, Inc.(a)	61,906	12,330,437
Rambus, Inc.*	10,732	630,612
Semtech Corp.*	28,135	840,674
Skyworks Solutions, Inc.(a)	5,690	606,440
SMART Global Holdings, Inc. (Cayman Islands)*	6,371	145,705
Texas Instruments, Inc.	9,186	1,786,952
		61,366,688
Software & Services — 9.7%
A10 Networks, Inc.	4,299	59,541
Accenture PLC, Class A (Ireland)	9,571	2,903,937
Adobe, Inc.(a)*	4,327	2,403,822
Alarm.com Holdings, Inc.*	9,581	608,777
Amdocs Ltd. (Guernsey)	2,530	199,668
Appfolio, Inc., Class A*	3,375	825,424
AppLovin Corp., Class A*	15,126	1,258,786
ASGN, Inc.*	4,753	419,072
Bitfarms Ltd. (Canada)*	349,802	898,991
BlackLine, Inc.*	4,333	209,934
Box, Inc., Class A*	26,573	702,590
Cadence Design Systems, Inc.*	856	263,434
CGI, Inc. (Canada)*	1,461	145,822
Clear Secure, Inc., Class A	20,072	375,547
Crowdstrike Holdings, Inc., Class A(a)*	9,474	3,630,342
Digimarc Corp.*	279	8,652
DocuSign, Inc.*	2,959	158,306
Dolby Laboratories, Inc., Class A	6,857	543,280
Dropbox, Inc., Class A*	33,682	756,835
DXC Technology Co.*	12,377	236,277
Envestnet, Inc.*	2,926	183,138
Fortinet, Inc.*	21,300	1,283,751
Gen Digital, Inc.	61,087	1,525,953
Globant S.A. (Luxembourg)*	1,839	327,820
Guidewire Software, Inc.*	10,431	1,438,331
Informatica, Inc., Class A*	17,788	549,293
InterDigital, Inc.	3,070	357,839

GOTHAM ABSOLUTE RETURN FUND
Portfolio of Investments (Continued)
June 30, 2024
(Unaudited)
	Number of Shares	Value
COMMON STOCKS — (Continued)
Software & Services — (Continued)
International Business Machines Corp.	5,292	$ 915,251
Intuit, Inc.	3,698	2,430,363
JFrog Ltd. (Israel)*	5,487	206,037
Kyndryl Holdings, Inc.*	27,202	715,685
LiveRamp Holdings, Inc.*	27,692	856,790
Microsoft Corp.(a)	17,604	7,868,108
NCR Voyix Corp.*	43,799	540,918
Nutanix, Inc., Class A*	19,985	1,136,147
Okta, Inc.*	4,699	439,873
Oracle Corp.(a)	40,507	5,719,588
Palo Alto Networks, Inc.(a)*	13,118	4,447,133
Pegasystems, Inc.	22,438	1,358,172
PTC, Inc.*	2,377	431,830
Q2 Holdings, Inc.*	15,102	911,104
Qualys, Inc.*	5,300	755,780
Salesforce, Inc.(a)	12,156	3,125,308
Samsara, Inc., Class A*	5,737	193,337
SEMrush Holdings, Inc., Class A*	3,293	44,093
ServiceNow, Inc.(a)*	8,401	6,608,815
Smartsheet, Inc., Class A*	7,156	315,436
Synopsys, Inc.*	681	405,236
Verint Systems, Inc.*	11,397	366,983
VeriSign, Inc.*	7,452	1,324,966
Yext, Inc.*	47,117	252,076
Zoom Video Communications, Inc., Class A*	36,808	2,178,665
		65,822,856
Technology Hardware & Equipment — 5.7%
Amphenol Corp., Class A	20,592	1,387,283
Apple, Inc.(a)	44,316	9,333,836
Arlo Technologies, Inc.*	19,827	258,544
Bel Fuse, Inc., Class B	3,702	241,519
Benchmark Electronics, Inc.	6,569	259,213
CDW Corp.	2,074	464,244
Cisco Systems, Inc.(a)	55,362	2,630,249
Corning, Inc.	9,779	379,914
Diebold Nixdorf, Inc.*	682	26,243
ePlus, Inc.*	345	25,420
F5, Inc.*	8,152	1,404,019
Fabrinet (Cayman Islands)*	1,014	248,217
Hewlett Packard Enterprise Co.	97,214	2,058,020
HP, Inc.	68,904	2,413,018
Insight Enterprises, Inc.*	3,223	639,314
Itron, Inc.*	20,897	2,067,967
Jabil, Inc.	10,575	1,150,454
	Number of Shares	Value
COMMON STOCKS — (Continued)
Technology Hardware & Equipment — (Continued)
Juniper Networks, Inc.	11,049	$ 402,847
Keysight Technologies, Inc.*	2,521	344,747
Knowles Corp.*	158	2,727
Napco Security Technologies, Inc.	10,611	551,241
NetApp, Inc.	15,289	1,969,223
NetScout Systems, Inc.*	19,349	353,893
PC Connection, Inc.	12	770
Pure Storage, Inc., Class A*	26,555	1,705,097
Rogers Corp.*	3,957	477,254
ScanSource, Inc.*	3,006	133,196
Seagate Technology Holdings PLC (Ireland)	16,391	1,692,699
Super Micro Computer, Inc.(a)*	2,186	1,791,099
TD SYNNEX Corp.	1,092	126,017
TE Connectivity Ltd. (Switzerland)	5,179	779,077
Vontier Corp.	13,144	502,101
Western Digital Corp.*	29,811	2,258,779
Zebra Technologies Corp., Class A*	1,309	404,389
		38,482,630
Telecommunication Services — 1.0%
Anterix, Inc.*	43	1,702
AT&T, Inc.(a)	67,510	1,290,116
IDT Corp., Class B	110	3,951
Iridium Communications, Inc.	37,603	1,000,992
Lumen Technologies, Inc.*	113,151	124,466
T-Mobile US, Inc.	12,681	2,234,139
Verizon Communications, Inc.	50,679	2,090,002
		6,745,368
Transportation — 2.0%
CSX Corp.	68,077	2,277,176
Delta Air Lines, Inc.(a)	35,294	1,674,347
FedEx Corp.(a)	7,347	2,202,925
FTAI Infrastructure, Inc.	16,854	145,450
Genco Shipping & Trading Ltd. (Marshall Islands)	6,653	141,775
Kirby Corp.*	5,063	606,193
Old Dominion Freight Line, Inc.	5,941	1,049,181
SkyWest, Inc.*	23,191	1,903,285
Uber Technologies, Inc.*	23,883	1,735,816
Union Pacific Corp.	4,507	1,019,754
United Parcel Service, Inc., Class B	5,529	756,644
Universal Logistics Holdings, Inc.	244	9,904
XPO, Inc.*	1	106
		13,522,556

GOTHAM ABSOLUTE RETURN FUND
Portfolio of Investments (Continued)
June 30, 2024
(Unaudited)
	Number of Shares	Value
COMMON STOCKS — (Continued)
Utilities — 1.6%
ALLETE, Inc.	12,035	$ 750,382
American Water Works Co., Inc.	2,973	383,993
Atmos Energy Corp.	1,601	186,757
Avista Corp.	1,473	50,980
CMS Energy Corp.	4,876	290,268
Constellation Energy Corp.	8,791	1,760,574
Duke Energy Corp.(a)	22,264	2,231,521
NRG Energy, Inc.(a)	35,251	2,744,643
Public Service Enterprise Group, Inc.	15,675	1,155,247
Southwest Gas Holdings, Inc.	2,762	194,389
Vistra Corp.	7,962	684,573
WEC Energy Group, Inc.	3,915	307,171
		10,740,498
TOTAL COMMON STOCKS (Cost $569,177,249)		644,812,582
OTHER ASSETS IN EXCESS OF LIABILITIES - 5.3%		36,216,057
NET ASSETS - 100.0%		$681,028,639

(a)	Security position is either entirely or partially designated as collateral for total return swaps.
(b)	Security is fair valued by the Adviser in accordance with the policies established by the Board of Trustees.
*	Non-income producing.
PLC	Public Limited Company

GOTHAM ABSOLUTE RETURN FUND
Portfolio of Investments (Continued)
June 30, 2024
(Unaudited)
The portfolio matures between July 23, 2025 and January 12, 2029, however underlying individual contracts are entered into and closed (terminated) on a daily basis. The maturity date shown in the table below is the earliest maturity date for the specific entity. The following table represents the individual long and short positions and related values of total return swaps, which represents (34.9)% of net assets as of June 30, 2024:
Total Return Swaps
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Long
Automobiles & Components
Adient PLC (Ireland)	USFF +0.250%	Weekly	MS	01/12/29	81	$2,005	$2,002	$30
Aptiv PLC (Jersey)	USFF -0.250%	Weekly	MS	01/12/29	3,899	277,691	274,568	12,390
BorgWarner, Inc.	USFF +0.250%	Weekly	MS	07/08/27	10,931	350,568	352,415	25,438
Dana, Inc.	USFF +0.250%	Weekly	MS	01/12/29	9,032	121,728	109,468	(5,466)
Dorman Products, Inc.	USFF +0.250%	Weekly	MS	01/12/29	632	57,717	57,815	3,259
Ford Motor Co.	USFF -0.250%	Weekly	MS	07/23/25	33,724	382,605	422,899	127,756
Garrett Motion, Inc.	USFF +0.250%	Weekly	MS	01/12/29	21	179	180	(69)
General Motors Co.	USFF +0.250%	Weekly	MS	01/07/27	16,855	556,066	783,083	265,400
Goodyear Tire & Rubber Co. (The)	USFF +0.250%	Weekly	MS	07/11/28	4,459	58,069	50,610	(4,279)
LCI Industries	USFF +0.250%	Weekly	MS	01/12/29	1,933	221,209	199,834	(6,748)
Lear Corp.	USFF +0.250%	Weekly	MS	01/12/29	276	36,039	31,522	(2,174)
Phinia, Inc.	USFF +0.250%	Weekly	MS	01/12/29	234	9,249	9,210	401
Thor Industries, Inc.	USFF +0.250%	Weekly	MS	01/12/29	132	12,253	12,335	691
Visteon Corp.	USFF +0.250%	Weekly	MS	07/11/28	1,674	185,859	178,616	3,093
Winnebago Industries, Inc.	USFF +0.250%	Weekly	MS	01/12/29	1,406	87,363	76,205	(7,166)
					85,289	2,358,600	2,560,762	412,556
Capital Goods
3M Co.	USFF +0.250%	Weekly	MS	01/12/29	4,435	424,509	453,213	54,349
A. O. Smith Corp.	USFF +0.250%	Weekly	MS	07/08/27	2,102	143,485	171,902	40,649
Acuity Brands, Inc.	USFF +0.250%	Weekly	MS	01/10/28	519	104,379	125,307	26,867
Alamo Group, Inc.	USFF +0.250%	Weekly	MS	01/12/29	7	1,208	1,211	(9)
American Superconductor Corp.	USFF +0.250%	Weekly	MS	01/12/29	57	1,353	1,333	(24)
American Woodmark Corp.	USFF +0.250%	Weekly	MS	01/10/28	724	53,378	56,906	6,529
AMETEK, Inc.	USFF +0.250%	Weekly	MS	01/10/28	1,993	333,432	332,253	18,451
Apogee Enterprises, Inc.	USFF +0.250%	Weekly	MS	01/12/29	690	43,598	43,356	2,215
Applied Industrial Technologies, Inc.	USFF +0.250%	Weekly	MS	07/11/28	372	55,540	72,168	20,078
Armstrong World Industries, Inc.	USFF +0.250%	Weekly	MS	01/12/29	521	60,156	58,998	2,205
Array Technologies, Inc.	USFF +0.250%	Weekly	MS	01/12/29	11,251	129,161	115,435	(6,553)
AZEK Co., Inc. (The)	USFF +0.250%	Weekly	MS	07/11/28	8,420	260,667	354,735	110,182
AZZ, Inc.	USFF +0.250%	Weekly	MS	01/12/29	846	64,688	65,354	4,218
Blue Bird Corp.	USFF +0.250%	Weekly	MS	07/11/28	1,553	34,673	83,629	50,823
Boise Cascade Co.	USFF +0.250%	Weekly	MS	07/23/25	176	17,100	20,983	7,317

GOTHAM ABSOLUTE RETURN FUND
Portfolio of Investments (Continued)
June 30, 2024
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Capital Goods — (continued)
Builders FirstSource, Inc.	USFF +0.250%	Weekly	MS	01/12/29	1,741	$262,137	$240,972	$(6,526)
BWX Technologies, Inc.	USFF +0.250%	Weekly	MS	01/12/29	1,689	160,307	160,455	9,037
Carlisle Cos., Inc.	USFF +0.250%	Weekly	MS	01/12/29	96	33,352	38,900	7,422
Caterpillar, Inc.	USFF +0.250%	Weekly	MS	07/08/27	1,900	525,077	632,890	144,245
Chart Industries, Inc.	USFF +0.250%	Weekly	MS	01/12/29	841	128,344	121,390	(182)
Core & Main, Inc., Class A	USFF +0.250%	Weekly	MS	07/11/28	1,875	55,257	91,763	39,529
Crane Co.	USFF +0.250%	Weekly	MS	01/10/28	2,417	207,044	350,417	157,338
CSW Industrials, Inc.	USFF +0.250%	Weekly	MS	01/10/28	19	2,991	5,041	2,152
Cummins, Inc.	USFF +0.250%	Weekly	MS	07/11/28	1,207	298,144	334,255	56,820
Curtiss-Wright Corp.	USFF +0.250%	Weekly	MS	07/06/26	124	27,232	33,602	7,900
Deere & Co.	USFF -0.250%	Weekly	MS	01/12/29	713	271,968	266,398	12,428
Donaldson Co., Inc.	USFF +0.250%	Weekly	MS	01/10/28	2,515	162,038	179,973	28,424
Dover Corp.	USFF -0.250%	Weekly	MS	01/12/29	1,037	172,332	187,127	25,129
Dycom Industries, Inc.	USFF +0.250%	Weekly	MS	01/12/29	343	57,654	57,885	3,388
Eaton Corp. PLC (Ireland)	USFF +0.250%	Weekly	MS	01/12/29	1,117	304,268	350,235	65,951
EMCOR Group, Inc.	USFF +0.250%	Weekly	MS	07/11/28	1,056	259,483	385,524	140,960
Emerson Electric Co.	USFF +0.250%	Weekly	MS	01/10/28	1,628	142,628	179,340	47,025
Enerpac Tool Group Corp.	USFF +0.250%	Weekly	MS	07/08/27	1,384	38,217	52,841	16,742
EnerSys	USFF +0.250%	Weekly	MS	07/11/28	936	83,612	96,895	18,537
Esab Corp.	USFF +0.250%	Weekly	MS	01/12/29	700	68,121	66,101	1,807
Fastenal Co.	USFF -0.250%	Weekly	MS	07/11/28	1,807	114,550	113,552	6,563
Flowserve Corp.	USFF +0.250%	Weekly	MS	07/11/28	4,454	193,208	214,237	33,500
Fluence Energy, Inc.	USFF +0.250%	Weekly	MS	01/12/29	6,504	109,210	112,779	8,893
Gates Industrial Corp. PLC (United Kingdom)	USFF +0.250%	Weekly	MS	07/11/28	2,417	28,419	38,213	11,309
GE Vernova, Inc.	USFF +0.250%	Weekly	MS	01/07/27	1,188	123,267	203,754	87,329
Generac Holdings, Inc.	USFF +0.250%	Weekly	MS	01/12/29	1,902	231,266	251,482	33,122
General Dynamics Corp.	USFF +0.250%	Weekly	MS	01/10/28	131	27,975	38,008	16,062
General Electric Co.	USFF +0.250%	Weekly	MS	01/07/27	1,285	127,441	204,276	84,931
Gibraltar Industries, Inc.	USFF +0.250%	Weekly	MS	07/11/28	1,341	90,684	91,926	6,254
Global Industrial Co.	USFF +0.250%	Weekly	MS	01/12/29	25	788	784	(40)
Griffon Corp.	USFF +0.250%	Weekly	MS	01/10/28	4,538	157,077	289,797	149,596
Hayward Holdings, Inc.	USFF +0.250%	Weekly	MS	01/12/29	57	699	701	(38)
Hexcel Corp.	USFF +0.250%	Weekly	MS	01/12/29	1,816	116,065	113,409	1,477
Hillman Solutions Corp.	USFF +0.250%	Weekly	MS	01/10/28	9,442	75,851	83,562	11,746
Howmet Aerospace, Inc.	USFF +0.250%	Weekly	MS	01/12/29	6,073	445,773	471,447	50,917

GOTHAM ABSOLUTE RETURN FUND
Portfolio of Investments (Continued)
June 30, 2024
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Capital Goods — (continued)
Hyster-Yale, Inc.	USFF +0.250%	Weekly	MS	01/12/29	62	$4,337	$4,323	$150
IES Holdings, Inc.	USFF +0.250%	Weekly	MS	01/12/29	220	29,067	30,653	3,156
Illinois Tool Works, Inc.	USFF +0.250%	Weekly	MS	07/08/27	1,176	281,081	278,665	19,666
Ingersoll Rand, Inc.	USFF +0.250%	Weekly	MS	01/12/29	793	69,502	72,036	6,383
ITT, Inc.	USFF +0.250%	Weekly	MS	07/11/28	351	33,602	45,342	13,933
Kennametal, Inc.	USFF +0.250%	Weekly	MS	07/11/28	3,921	97,004	92,300	1,646
Kratos Defense & Security Solutions, Inc.	USFF +0.250%	Weekly	MS	01/12/29	10,058	196,041	201,261	16,148
Leonardo DRS, Inc.	USFF +0.250%	Weekly	MS	01/12/29	1,166	25,469	29,745	5,626
Lincoln Electric Holdings, Inc.	USFF +0.250%	Weekly	MS	01/12/29	1,568	367,814	295,788	(52,477)
Lockheed Martin Corp.	USFF +0.250%	Weekly	MS	01/05/26	2,604	1,142,022	1,216,328	167,709
Masco Corp.	USFF +0.250%	Weekly	MS	07/08/27	5,224	288,074	348,284	83,689
MasTec, Inc.	USFF +0.250%	Weekly	MS	01/12/29	3,786	410,485	405,064	17,549
MDU Resources Group, Inc.	USFF +0.250%	Weekly	MS	07/11/28	11,722	225,754	294,222	85,318
Middleby Corp. (The)	USFF +0.250%	Weekly	MS	01/12/29	2,052	290,511	251,596	(23,722)
Miller Industries, Inc.	USFF +0.250%	Weekly	MS	01/12/29	40	2,259	2,201	(12)
MRC Global, Inc.	USFF +0.250%	Weekly	MS	01/12/29	1,101	13,813	14,214	1,096
MSC Industrial Direct Co., Inc., Class A	USFF +0.250%	Weekly	MS	01/10/28	1,168	100,959	92,634	(187)
Mueller Industries, Inc.	USFF +0.250%	Weekly	MS	07/06/26	1,671	77,941	95,147	22,337
Mueller Water Products, Inc., Class A	USFF +0.250%	Weekly	MS	01/12/29	2,319	40,700	41,556	3,062
Nordson Corp.	USFF -0.250%	Weekly	MS	01/12/29	128	29,183	29,688	1,508
Northrop Grumman Corp.	USFF +0.250%	Weekly	MS	01/12/29	776	359,753	338,297	926
NOW, Inc.	USFF +0.250%	Weekly	MS	01/12/29	5,631	82,205	77,314	(363)
Otis Worldwide Corp.	USFF +0.250%	Weekly	MS	07/08/27	3,163	292,792	304,470	29,947
Owens Corning	USFF +0.250%	Weekly	MS	01/12/29	13	2,258	2,258	70
PACCAR, Inc.	USFF +0.250%	Weekly	MS	07/08/27	426	27,769	43,852	23,431
Parker-Hannifin Corp.	USFF +0.250%	Weekly	MS	07/11/28	837	361,837	423,363	85,276
Powell Industries, Inc.	USFF +0.250%	Weekly	MS	01/10/28	2,492	259,424	357,353	113,784
Primoris Services Corp.	USFF +0.250%	Weekly	MS	01/12/29	345	17,510	17,212	620
Proto Labs, Inc.	USFF +0.250%	Weekly	MS	01/12/29	100	3,025	3,089	154
Quanex Building Products Corp.	USFF +0.250%	Weekly	MS	01/12/29	291	8,461	8,046	(13)
Quanta Services, Inc.	USFF +0.250%	Weekly	MS	07/23/25	1,060	226,500	269,335	55,833
Regal Rexnord Corp.	USFF +0.250%	Weekly	MS	01/12/29	1,917	301,035	259,217	(24,438)
Resideo Technologies, Inc.	USFF +0.250%	Weekly	MS	01/12/29	6,260	132,897	122,446	(3,069)
RTX Corp.	USFF -0.250%	Weekly	MS	07/11/28	4,038	391,848	405,375	35,253
Snap-on, Inc.	USFF +0.250%	Weekly	MS	01/10/28	1,289	324,595	336,932	40,523

GOTHAM ABSOLUTE RETURN FUND
Portfolio of Investments (Continued)
June 30, 2024
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Capital Goods — (continued)
SPX Technologies, Inc.	USFF +0.250%	Weekly	MS	01/10/28	139	$10,929	$19,757	$9,362
Stanley Black & Decker, Inc.	USFF +0.250%	Weekly	MS	07/11/28	2,200	181,371	175,758	8,950
Sterling Infrastructure, Inc.	USFF +0.250%	Weekly	MS	01/10/28	558	31,036	66,034	39,239
Symbotic, Inc.	USFF +0.250%	Weekly	MS	01/12/29	2,619	90,377	92,084	6,703
Tennant Co.	USFF +0.250%	Weekly	MS	07/11/28	971	85,192	95,585	15,791
Textron, Inc.	USFF +0.250%	Weekly	MS	01/07/27	4,238	324,994	363,875	57,661
Trane Technologies PLC (Ireland)	USFF +0.250%	Weekly	MS	01/12/29	698	189,660	229,593	51,668
Transcat, Inc.	USFF +0.250%	Weekly	MS	01/12/29	84	10,582	10,053	(15)
TransDigm Group, Inc.	USFF +0.250%	Weekly	MS	01/12/29	138	178,261	176,310	7,979
Tutor Perini Corp.	USFF +0.250%	Weekly	MS	01/12/29	2,693	50,316	58,654	11,082
UFP Industries, Inc.	USFF +0.250%	Weekly	MS	07/08/27	833	69,415	93,296	28,864
United Rentals, Inc.	USFF +0.250%	Weekly	MS	01/12/29	997	639,392	644,790	39,598
Vertiv Holdings Co., Class A	USFF +0.250%	Weekly	MS	01/12/29	3,634	323,687	314,595	9,052
Wabash National Corp.	USFF +0.250%	Weekly	MS	07/08/27	3,021	59,434	65,979	11,085
Watsco, Inc.	USFF +0.250%	Weekly	MS	01/12/29	226	101,122	104,692	9,169
WESCO International, Inc.	USFF +0.250%	Weekly	MS	01/12/29	3,182	544,551	504,411	(8,897)
Westinghouse Air Brake Technologies Corp.	USFF -0.250%	Weekly	MS	01/12/29	3,722	607,366	588,262	15,591
Woodward, Inc.	USFF +0.250%	Weekly	MS	07/11/28	876	116,336	152,757	43,259
WW Grainger, Inc.	USFF +0.250%	Weekly	MS	07/06/26	606	426,411	546,757	149,402
Zurn Elkay Water Solutions Corp.	USFF +0.250%	Weekly	MS	07/11/28	7,113	210,123	209,122	11,571
					218,300	17,597,888	19,338,684	2,864,670
Commercial & Professional Services
ABM Industries, Inc.	USFF +0.250%	Weekly	MS	01/12/29	2,666	134,557	134,820	7,738
ACV Auctions, Inc., Class A	USFF +0.250%	Weekly	MS	01/10/28	6,487	91,131	118,388	32,713
Automatic Data Processing, Inc.	USFF +0.250%	Weekly	MS	07/23/25	1,751	392,707	417,946	61,068
BrightView Holdings, Inc.	USFF +0.250%	Weekly	MS	01/12/29	3,369	45,215	44,808	2,052
Broadridge Financial Solutions, Inc.	USFF +0.250%	Weekly	MS	01/10/28	212	41,398	41,764	2,916
Cintas Corp.	USFF +0.250%	Weekly	MS	01/12/29	594	388,678	415,954	49,964
CoreCivic, Inc.	USFF +0.250%	Weekly	MS	01/12/29	541	6,369	7,022	930
Deluxe Corp.	USFF +0.250%	Weekly	MS	01/12/29	463	10,330	10,399	607
Dun & Bradstreet Holdings, Inc.	USFF +0.250%	Weekly	MS	01/12/29	12,356	118,256	114,417	3,032
ICF International, Inc.	USFF +0.250%	Weekly	MS	01/05/26	267	38,033	39,639	3,704

GOTHAM ABSOLUTE RETURN FUND
Portfolio of Investments (Continued)
June 30, 2024
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Commercial & Professional Services — (continued)
Interface, Inc.	USFF +0.250%	Weekly	MS	01/12/29	222	$3,249	$3,259	$112
Jacobs Solutions, Inc.	USFF +0.250%	Weekly	MS	07/11/28	1,881	243,554	262,795	33,927
Kelly Services, Inc., Class A	USFF +0.250%	Weekly	MS	01/12/29	608	13,333	13,017	361
Korn Ferry	USFF +0.250%	Weekly	MS	01/12/29	201	13,442	13,495	728
Leidos Holdings, Inc.	USFF +0.250%	Weekly	MS	07/11/28	3,740	442,670	545,591	130,778
ManpowerGroup, Inc.	USFF +0.250%	Weekly	MS	07/11/28	1,963	140,956	137,017	6,360
MSA Safety, Inc.	USFF +0.250%	Weekly	MS	07/11/28	334	56,220	62,688	9,963
RB Global, Inc. (Canada)	USFF +0.250%	Weekly	MS	01/12/29	16	1,231	1,222	(721)
Republic Services, Inc.	USFF +0.250%	Weekly	MS	01/10/28	1,333	186,145	259,055	86,118
Robert Half, Inc.	USFF +0.250%	Weekly	MS	01/12/29	771	54,222	49,329	(2,162)
Steelcase, Inc., Class A	USFF +0.250%	Weekly	MS	07/11/28	5,645	68,144	73,159	9,521
TaskUS, Inc., Class A	USFF +0.250%	Weekly	MS	01/12/29	153	2,007	2,036	63
TransUnion	USFF +0.250%	Weekly	MS	01/12/29	1,228	83,596	91,068	12,518
UniFirst Corp.	USFF +0.250%	Weekly	MS	01/12/29	63	10,938	10,806	(455)
Veralto Corp.	USFF +0.250%	Weekly	MS	07/11/28	4,848	366,124	462,839	118,018
					51,712	2,952,505	3,332,533	569,853
Consumer Discretionary Distribution & Retail
1-800-Flowers.com, Inc., Class A	USFF +0.250%	Weekly	MS	01/12/29	158	1,477	1,504	30
Abercrombie & Fitch Co., Class A	USFF +0.250%	Weekly	MS	01/10/28	951	46,484	169,126	125,172
Academy Sports & Outdoors, Inc.	USFF +0.250%	Weekly	MS	01/12/29	2,376	125,533	126,522	8,108
Advance Auto Parts, Inc.	USFF +0.250%	Weekly	MS	01/12/29	7,792	511,833	493,467	10,294
Amazon.com, Inc.	USFF +0.250%	Weekly	MS	07/08/27	12,135	1,631,305	2,345,089	811,831
American Eagle Outfitters, Inc.	USFF +0.250%	Weekly	MS	01/12/29	1,302	26,539	25,988	860
Arko Corp.	USFF +0.250%	Weekly	MS	01/12/29	365	2,249	2,289	86
AutoZone, Inc.	USFF +0.250%	Weekly	MS	07/11/28	23	59,055	68,174	12,410
Bath & Body Works, Inc.	USFF +0.250%	Weekly	MS	01/12/29	720	31,935	28,116	(1,962)
Best Buy Co., Inc.	USFF +0.250%	Weekly	MS	01/07/27	98	6,743	8,260	2,197
Carvana Co.	USFF +0.250%	Weekly	MS	07/11/28	10,917	361,358	1,405,236	1,073,301
Dick's Sporting Goods, Inc.	USFF +0.250%	Weekly	MS	01/12/29	26	5,669	5,586	156
eBay, Inc.	USFF +0.250%	Weekly	MS	07/08/27	12,560	544,098	674,723	169,533
Etsy, Inc.	USFF -0.250%	Weekly	MS	01/12/29	3,550	223,114	209,379	(1,287)
Gap, Inc. (The)	USFF +0.250%	Weekly	MS	01/10/28	10,830	95,215	258,729	203,638
Genuine Parts Co.	USFF +0.250%	Weekly	MS	07/11/28	1,767	263,222	244,411	(1,058)
Hibbett, Inc.	USFF +0.250%	Weekly	MS	01/12/29	1,946	169,139	169,711	10,033
Home Depot, Inc. (The)	USFF +0.250%	Weekly	MS	01/07/27	1,206	373,434	415,153	71,739

GOTHAM ABSOLUTE RETURN FUND
Portfolio of Investments (Continued)
June 30, 2024
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Consumer Discretionary Distribution & Retail — (continued)
Kohl's Corp.	USFF +0.250%	Weekly	MS	01/12/29	7,008	$160,727	$161,114	$12,606
LKQ Corp.	USFF +0.250%	Weekly	MS	01/12/29	3,476	164,553	144,567	(9,808)
Lowe's Cos., Inc.	USFF +0.250%	Weekly	MS	01/12/29	2,152	471,872	474,430	28,592
Monro, Inc.	USFF +0.250%	Weekly	MS	07/11/28	4,085	109,964	97,468	(4,953)
ODP Corp. (The)	USFF +0.250%	Weekly	MS	01/07/27	2,563	99,867	100,649	5,979
Pool Corp.	USFF -0.250%	Weekly	MS	01/10/28	647	215,131	198,843	(2,145)
Ross Stores, Inc.	USFF +0.250%	Weekly	MS	01/12/29	1,229	174,514	178,598	14,141
Signet Jewelers Ltd. (Bermuda)	USFF +0.250%	Weekly	MS	01/12/29	568	50,265	50,881	3,359
TJX Cos., Inc. (The)	USFF +0.250%	Weekly	MS	07/11/28	1,880	161,050	206,988	57,458
Tractor Supply Co.	USFF -0.250%	Weekly	MS	01/12/29	495	133,029	133,650	8,314
Ulta Beauty, Inc.	USFF +0.250%	Weekly	MS	01/12/29	1,004	457,774	387,413	(44,736)
Williams-Sonoma, Inc.	USFF +0.250%	Weekly	MS	07/11/28	347	82,701	97,982	20,182
Winmark Corp.	USFF +0.250%	Weekly	MS	07/11/28	82	29,690	28,916	951
					94,258	6,789,539	8,912,962	2,585,021
Consumer Durables & Apparel
BRP, Inc. (Canada)	USFF +0.250%	Weekly	MS	01/12/29	470	32,795	30,094	(969)
Canada Goose Holdings, Inc. (Canada)	USFF +0.250%	Weekly	MS	01/12/29	167	2,210	2,159	(6)
Cavco Industries, Inc.	USFF +0.250%	Weekly	MS	01/12/29	177	62,267	61,272	2,421
Columbia Sportswear Co.	USFF +0.250%	Weekly	MS	01/12/29	2	158	158	(71)
Cricut, Inc., Class A	USFF +0.250%	Weekly	MS	01/12/29	275	1,652	1,647	8
Deckers Outdoor Corp.	USFF +0.250%	Weekly	MS	01/12/29	418	364,507	404,603	60,483
DR Horton, Inc.	USFF +0.250%	Weekly	MS	01/07/27	383	54,699	53,976	1,749
Figs, Inc., Class A	USFF +0.250%	Weekly	MS	07/11/28	23,121	132,998	123,235	(2,873)
Garmin Ltd. (Switzerland)	USFF +0.250%	Weekly	MS	07/08/27	2,602	271,584	423,918	176,281
G-III Apparel Group Ltd.	USFF +0.250%	Weekly	MS	07/11/28	1,726	41,941	46,723	7,272
Hasbro, Inc.	USFF +0.250%	Weekly	MS	07/11/28	4,907	262,058	287,060	42,514
Helen of Troy Ltd. (Bermuda)	USFF +0.250%	Weekly	MS	07/11/28	499	50,933	46,277	(1,876)
Installed Building Products, Inc.	USFF +0.250%	Weekly	MS	01/12/29	801	165,204	164,750	8,947
Kontoor Brands, Inc.	USFF +0.250%	Weekly	MS	01/12/29	388	26,290	25,666	773
La-Z-Boy, Inc.	USFF +0.250%	Weekly	MS	01/10/28	66	1,798	2,460	1,095
Lululemon Athletica, Inc.	USFF -0.250%	Weekly	MS	01/12/29	443	134,287	132,324	5,497
Mattel, Inc.	USFF +0.250%	Weekly	MS	07/11/28	30,666	580,147	498,629	(49,022)
Mohawk Industries, Inc.	USFF +0.250%	Weekly	MS	07/11/28	2,137	195,107	242,742	58,510
Newell Brands, Inc.	USFF +0.250%	Weekly	MS	01/12/29	5,243	39,741	33,608	(3,776)
NIKE, Inc., Class B	USFF -0.250%	Weekly	MS	07/08/27	735	68,430	55,397	(8,186)
NVR, Inc.	USFF -0.250%	Weekly	MS	01/07/27	11	77,514	83,474	10,233

GOTHAM ABSOLUTE RETURN FUND
Portfolio of Investments (Continued)
June 30, 2024
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Consumer Durables & Apparel — (continued)
PulteGroup, Inc.	USFF +0.250%	Weekly	MS	01/10/28	3,578	$226,084	$393,938	$186,052
PVH Corp.	USFF +0.250%	Weekly	MS	07/11/28	653	47,602	69,133	24,197
Ralph Lauren Corp.	USFF +0.250%	Weekly	MS	01/10/28	1,580	177,013	276,595	114,471
Smith & Wesson Brands, Inc.	USFF +0.250%	Weekly	MS	01/12/29	68	996	975	(45)
Sonos, Inc.	USFF +0.250%	Weekly	MS	01/12/29	8,320	145,122	122,803	(14,250)
Tapestry, Inc.	USFF +0.250%	Weekly	MS	07/11/28	3,129	100,383	133,890	41,749
Tempur Sealy International, Inc.	USFF +0.250%	Weekly	MS	01/12/29	1,486	73,124	70,347	766
TopBuild Corp.	USFF +0.250%	Weekly	MS	07/11/28	708	262,584	272,771	24,852
Vista Outdoor, Inc.	USFF +0.250%	Weekly	MS	07/08/27	1,812	50,232	68,222	21,771
Wolverine World Wide, Inc.	USFF +0.250%	Weekly	MS	01/12/29	3,326	44,280	44,968	3,082
Worthington Enterprises, Inc.	USFF +0.250%	Weekly	MS	07/11/28	3,661	191,137	173,275	(5,730)
					103,558	3,884,877	4,347,089	705,919
Consumer Services
ADT, Inc.	USFF +0.250%	Weekly	MS	07/11/28	10,158	62,063	77,201	20,349
Adtalem Global Education, Inc.	USFF +0.250%	Weekly	MS	01/10/28	28	963	1,910	921
Aramark	USFF +0.250%	Weekly	MS	07/11/28	4,422	108,859	150,436	48,870
BJ's Restaurants, Inc.	USFF +0.250%	Weekly	MS	01/12/29	1,099	38,309	38,135	1,809
Booking Holdings, Inc.	USFF +0.250%	Weekly	MS	07/08/27	91	282,177	360,497	101,410
Bright Horizons Family Solutions, Inc.	USFF +0.250%	Weekly	MS	01/12/29	1,338	144,052	147,287	11,244
Brinker International, Inc.	USFF +0.250%	Weekly	MS	07/11/28	1,383	43,370	100,115	59,101
Caesars Entertainment, Inc.	USFF +0.250%	Weekly	MS	07/08/27	822	26,725	32,666	7,362
Cava Group, Inc.	USFF +0.250%	Weekly	MS	01/12/29	2,393	209,839	221,951	23,815
Cracker Barrel Old Country Store, Inc.	USFF +0.250%	Weekly	MS	01/12/29	3,515	169,782	148,192	(12,136)
Darden Restaurants, Inc.	USFF +0.250%	Weekly	MS	01/12/29	1,147	174,304	173,564	9,099
Dine Brands Global, Inc.	USFF +0.250%	Weekly	MS	01/12/29	772	35,278	27,946	(4,948)
Domino's Pizza, Inc.	USFF -0.250%	Weekly	MS	07/06/26	221	109,318	114,109	11,036
DraftKings, Inc., Class A	USFF +0.250%	Weekly	MS	07/11/28	409	11,723	15,612	4,467
Frontdoor, Inc.	USFF +0.250%	Weekly	MS	01/10/28	4,547	146,327	153,643	15,453
Grand Canyon Education, Inc.	USFF +0.250%	Weekly	MS	01/12/29	729	100,947	101,994	6,635
Hilton Worldwide Holdings, Inc.	USFF +0.250%	Weekly	MS	01/12/29	804	161,041	175,433	23,444
Hyatt Hotels Corp., Class A	USFF +0.250%	Weekly	MS	01/12/29	281	40,900	42,690	4,092

GOTHAM ABSOLUTE RETURN FUND
Portfolio of Investments (Continued)
June 30, 2024
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Consumer Services — (continued)
International Game Technology PLC (United Kingdom)	USFF +0.250%	Weekly	MS	01/12/29	933	$18,886	$19,089	$1,184
Las Vegas Sands Corp.	USFF -0.250%	Weekly	MS	07/11/28	5,779	267,489	255,721	4,918
Marriott International, Inc., Class A	USFF +0.250%	Weekly	MS	01/10/28	2,507	565,278	606,117	85,938
McDonald's Corp.	USFF +0.250%	Weekly	MS	01/05/26	2,216	560,639	564,725	47,489
OneSpaWorld Holdings Ltd. (Bahamas)	USFF +0.250%	Weekly	MS	01/12/29	2,226	33,484	34,214	2,530
Perdoceo Education Corp.	USFF +0.250%	Weekly	MS	01/12/29	1,782	37,570	38,170	2,630
Rush Street Interactive, Inc.	USFF +0.250%	Weekly	MS	01/12/29	6,856	63,206	65,749	6,013
Strategic Education, Inc.	USFF +0.250%	Weekly	MS	01/12/29	894	94,505	98,930	9,940
Sweetgreen, Inc., Class A	USFF +0.250%	Weekly	MS	01/12/29	5,041	136,785	151,936	21,947
Target Hospitality Corp.	USFF +0.250%	Weekly	MS	01/12/29	335	2,544	2,918	437
Vail Resorts, Inc.	USFF +0.250%	Weekly	MS	01/12/29	2,195	405,237	395,385	17,253
Wyndham Hotels & Resorts, Inc.	USFF +0.250%	Weekly	MS	01/12/29	1,027	73,981	75,998	6,621
Wynn Resorts Ltd.	USFF -0.250%	Weekly	MS	01/12/29	4,568	445,712	408,836	(11,066)
Yum! Brands, Inc.	USFF +0.250%	Weekly	MS	07/08/27	2,786	348,480	369,034	47,986
					73,304	4,919,773	5,170,203	575,843
Consumer Staples Distribution & Retail
Albertsons Cos., Inc., Class A	USFF +0.250%	Weekly	MS	01/12/29	6,670	135,345	131,733	1,157
Costco Wholesale Corp.	USFF +0.250%	Weekly	MS	01/07/27	665	390,526	565,243	208,518
Dollar General Corp.	USFF -0.250%	Weekly	MS	01/12/29	4,486	610,368	593,184	11,863
Kroger Co. (The)	USFF +0.250%	Weekly	MS	01/10/28	9,675	479,161	483,073	30,596
Performance Food Group Co.	USFF +0.250%	Weekly	MS	01/12/29	2,935	206,050	194,033	(528)
Sysco Corp.	USFF +0.250%	Weekly	MS	07/11/28	1,376	91,250	98,233	13,462
Target Corp.	USFF +0.250%	Weekly	MS	07/11/28	7,259	1,038,056	1,074,622	105,228
Walgreens Boots Alliance, Inc.	USFF +0.250%	Weekly	MS	07/23/25	6,476	179,497	78,327	(72,088)
Walmart, Inc.	USFF +0.250%	Weekly	MS	01/07/27	10,028	552,677	678,996	165,643
Weis Markets, Inc.	USFF +0.250%	Weekly	MS	01/12/29	73	4,567	4,582	191
					49,643	3,687,497	3,902,026	464,042
Energy
Antero Midstream Corp.	USFF +0.250%	Weekly	MS	07/11/28	8,018	98,603	118,185	28,201
Archrock, Inc.	USFF +0.250%	Weekly	MS	01/12/29	5,841	107,471	118,105	18,229

GOTHAM ABSOLUTE RETURN FUND
Portfolio of Investments (Continued)
June 30, 2024
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Energy — (continued)
Baker Hughes Co.	USFF +0.250%	Weekly	MS	07/08/27	3,898	$95,322	$137,093	$52,531
Borr Drilling Ltd. (Bermuda)	USFF +0.250%	Weekly	MS	01/12/29	22,895	143,110	147,673	14,031
Cactus, Inc., Class A	USFF +0.250%	Weekly	MS	01/12/29	2,004	101,205	105,691	10,242
California Resources Corp.	USFF +0.250%	Weekly	MS	01/10/28	755	33,394	40,181	11,156
Canadian Natural Resources Ltd. (Canada)	USFF +0.250%	Weekly	MS	01/12/29	5,038	172,002	179,353	17,813
Cenovus Energy, Inc. (Canada)	USFF +0.250%	Weekly	MS	01/12/29	13,191	266,091	259,335	8,905
ChampionX Corp.	USFF +0.250%	Weekly	MS	01/12/29	3,995	131,002	132,674	8,667
Chesapeake Energy Corp.	USFF +0.250%	Weekly	MS	07/11/28	773	57,419	63,533	10,255
Chevron Corp.	USFF +0.250%	Weekly	MS	01/12/29	4,685	755,536	732,828	24,512
ConocoPhillips	USFF +0.250%	Weekly	MS	07/08/27	651	65,644	74,461	15,163
CONSOL Energy, Inc.	USFF +0.250%	Weekly	MS	01/10/28	871	71,150	88,868	20,558
Coterra Energy, Inc.	USFF -0.250%	Weekly	MS	01/12/29	3,176	83,981	84,704	6,411
Devon Energy Corp.	USFF +0.250%	Weekly	MS	07/11/28	10,765	476,816	510,261	72,386
DHT Holdings, Inc. (Marshall Islands)	USFF +0.250%	Weekly	MS	07/08/27	9,154	84,402	105,912	34,683
Diamond Offshore Drilling, Inc.	USFF +0.250%	Weekly	MS	01/12/29	4,625	66,602	71,641	8,699
Diamondback Energy, Inc.	USFF +0.250%	Weekly	MS	01/12/29	2,184	429,821	437,215	33,379
Dorian LPG Ltd. (Marshall Islands)	USFF +0.250%	Weekly	MS	01/10/28	10,130	406,861	425,055	57,844
EOG Resources, Inc.	USFF +0.250%	Weekly	MS	01/12/29	4,470	569,500	562,639	23,245
Exxon Mobil Corp.	USFF +0.250%	Weekly	MS	01/05/26	7,272	712,216	837,153	203,519
Halliburton Co.	USFF +0.250%	Weekly	MS	01/12/29	5,767	200,234	194,809	6,455
Helix Energy Solutions Group, Inc.	USFF +0.250%	Weekly	MS	07/11/28	15,123	158,150	180,569	31,218
Helmerich & Payne, Inc.	USFF +0.250%	Weekly	MS	07/11/28	6,507	224,253	235,163	25,729
Hess Corp.	USFF -0.250%	Weekly	MS	01/12/29	413	63,857	60,926	640
HF Sinclair Corp.	USFF +0.250%	Weekly	MS	01/12/29	4,483	243,033	239,123	10,110
Kinder Morgan, Inc.	USFF +0.250%	Weekly	MS	01/12/29	16,751	303,831	332,842	49,594
Marathon Oil Corp.	USFF +0.250%	Weekly	MS	01/12/29	5,810	151,554	166,573	23,771
Marathon Petroleum Corp.	USFF +0.250%	Weekly	MS	07/23/25	450	60,811	78,066	25,141
Murphy Oil Corp.	USFF +0.250%	Weekly	MS	01/10/28	5,019	194,840	206,984	24,132
Nabors Industries Ltd. (Bermuda)	USFF +0.250%	Weekly	MS	01/12/29	475	37,000	33,801	(1,292)
Noble Corp. PLC (United Kingdom)	USFF +0.250%	Weekly	MS	01/12/29	2,079	91,979	92,827	6,456
Nordic American Tankers Ltd. (Bermuda)	USFF +0.250%	Weekly	MS	01/10/28	3,135	11,430	12,477	3,677

GOTHAM ABSOLUTE RETURN FUND
Portfolio of Investments (Continued)
June 30, 2024
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Energy — (continued)
Occidental Petroleum Corp.	USFF -0.250%	Weekly	MS	01/12/29	589	$37,132	$37,125	$1,998
Pembina Pipeline Corp. (Canada)	USFF +0.250%	Weekly	MS	01/12/29	4,017	147,634	148,950	10,907
Phillips 66	USFF -0.250%	Weekly	MS	07/11/28	887	121,145	125,218	11,995
Range Resources Corp.	USFF +0.250%	Weekly	MS	01/12/29	1,086	36,300	36,414	2,072
REX American Resources Corp.	USFF +0.250%	Weekly	MS	01/12/29	1,134	59,889	51,699	(4,907)
Suncor Energy, Inc. (Canada)	USFF +0.250%	Weekly	MS	01/12/29	1,735	69,245	66,104	1,351
TechnipFMC PLC (United Kingdom)	USFF +0.250%	Weekly	MS	07/11/28	17,085	398,545	446,773	71,623
US Silica Holdings, Inc.	USFF +0.250%	Weekly	MS	01/07/27	1,926	21,423	29,757	9,648
Valero Energy Corp.	USFF +0.250%	Weekly	MS	01/12/29	2,193	345,699	343,775	19,752
Weatherford International PLC (Ireland)	USFF +0.250%	Weekly	MS	01/12/29	788	89,593	96,491	12,107
					221,843	7,995,725	8,449,026	1,022,606
Financial Services
AvidXchange Holdings, Inc.	USFF +0.250%	Weekly	MS	07/11/28	8,049	89,676	97,071	12,482
Berkshire Hathaway, Inc., Class B	USFF +0.250%	Weekly	MS	07/23/25	11,792	2,658,122	4,796,986	2,288,038
BlackRock, Inc.	USFF +0.250%	Weekly	MS	01/10/28	261	186,044	205,491	37,496
Cboe Global Markets, Inc.	USFF +0.250%	Weekly	MS	01/10/28	1,842	297,632	313,251	35,209
CME Group, Inc.	USFF +0.250%	Weekly	MS	07/08/27	4,278	864,758	841,055	35,088
Coinbase Global, Inc., Class A	USFF +0.250%	Weekly	MS	01/12/29	284	63,055	63,113	3,519
Corpay, Inc.	USFF +0.250%	Weekly	MS	01/12/29	1,080	298,513	287,723	5,892
Euronet Worldwide, Inc.	USFF +0.250%	Weekly	MS	01/12/29	53	5,585	5,486	134
FactSet Research Systems, Inc.	USFF -0.250%	Weekly	MS	01/12/29	138	57,537	56,341	1,955
Fidelity National Information Services, Inc.	USFF -0.250%	Weekly	MS	01/12/29	6,997	524,365	527,294	34,704
Fiserv, Inc.	USFF +0.250%	Weekly	MS	07/11/28	7,563	927,845	1,127,190	251,363
Franklin Resources, Inc.	USFF +0.250%	Weekly	MS	01/07/27	10,626	247,129	237,491	29,404
Intercontinental Exchange, Inc.	USFF +0.250%	Weekly	MS	01/10/28	2,934	380,908	401,635	45,602
International Money Express, Inc.	USFF +0.250%	Weekly	MS	01/12/29	123	2,517	2,563	108
Mastercard, Inc., Class A	USFF +0.250%	Weekly	MS	07/11/28	808	341,996	356,457	34,178
Morningstar, Inc.	USFF +0.250%	Weekly	MS	07/11/28	308	84,796	91,122	11,150

GOTHAM ABSOLUTE RETURN FUND
Portfolio of Investments (Continued)
June 30, 2024
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Financial Services — (continued)
NCR Atleos Corp.	USFF +0.250%	Weekly	MS	07/08/27	1,684	$31,573	$45,502	$15,800
Open Lending Corp.	USFF +0.250%	Weekly	MS	01/12/29	93	511	519	(44)
Payoneer Global, Inc.	USFF +0.250%	Weekly	MS	07/11/28	21,066	104,113	116,706	18,359
PayPal Holdings, Inc.	USFF +0.250%	Weekly	MS	07/11/28	20,525	1,159,950	1,191,066	96,167
Shift4 Payments, Inc., Class A	USFF +0.250%	Weekly	MS	01/12/29	368	21,371	26,993	9,254
T Rowe Price Group, Inc.	USFF +0.250%	Weekly	MS	01/07/27	3,320	358,173	382,829	76,727
Visa, Inc., Class A	USFF +0.250%	Weekly	MS	07/11/28	2,696	678,970	707,619	69,734
					106,888	9,385,139	11,881,503	3,112,319
Food, Beverage & Tobacco
Altria Group, Inc.	USFF +0.250%	Weekly	MS	07/23/25	14,654	638,976	667,490	120,102
Archer-Daniels-Midland Co.	USFF +0.250%	Weekly	MS	01/12/29	3,016	180,691	182,317	11,990
B&G Foods, Inc.	USFF +0.250%	Weekly	MS	07/11/28	10,516	105,013	84,969	(9,732)
Celsius Holdings, Inc.	USFF +0.250%	Weekly	MS	01/10/28	4,593	314,640	262,214	(34,839)
Coca-Cola Co. (The)	USFF +0.250%	Weekly	MS	01/05/26	15,319	889,221	975,054	175,708
Conagra Brands, Inc.	USFF +0.250%	Weekly	MS	07/11/28	11,200	324,641	318,304	17,700
General Mills, Inc.	USFF +0.250%	Weekly	MS	01/05/26	2,758	175,346	174,471	14,487
Hormel Foods Corp.	USFF +0.250%	Weekly	MS	07/11/28	4,537	142,611	138,333	5,410
Ingredion, Inc.	USFF +0.250%	Weekly	MS	07/11/28	1,979	219,248	226,991	20,363
Kellanova	USFF +0.250%	Weekly	MS	07/11/28	10,641	589,770	613,773	65,208
Keurig Dr Pepper, Inc.	USFF +0.250%	Weekly	MS	01/12/29	12,627	427,590	421,742	20,769
Kraft Heinz Co. (The)	USFF +0.250%	Weekly	MS	01/12/29	17,796	624,245	573,387	(10,864)
Lancaster Colony Corp.	USFF +0.250%	Weekly	MS	01/12/29	839	158,986	158,546	9,308
McCormick & Co., Inc.	USFF +0.250%	Weekly	MS	07/11/28	8,353	563,592	592,562	60,845
Mission Produce, Inc.	USFF +0.250%	Weekly	MS	01/12/29	120	1,186	1,186	(14)
Molson Coors Beverage Co., Class B	USFF +0.250%	Weekly	MS	07/08/27	2,188	120,068	111,216	1,752
Mondelez International, Inc., Class A	USFF +0.250%	Weekly	MS	01/12/29	1,428	97,766	93,448	1,698
Monster Beverage Corp.	USFF -0.250%	Weekly	MS	01/12/29	753	36,574	37,612	3,072
Philip Morris International, Inc.	USFF +0.250%	Weekly	MS	07/11/28	1,896	174,777	192,122	33,080
Primo Water Corp. (Canada)	USFF +0.250%	Weekly	MS	07/11/28	6,981	115,361	152,605	44,470
Simply Good Foods Co. (The)	USFF +0.250%	Weekly	MS	01/12/29	1,510	50,714	54,556	6,610
SunOpta, Inc. (Canada)	USFF +0.250%	Weekly	MS	01/12/29	5,645	34,433	30,483	(2,096)
Turning Point Brands, Inc.	USFF +0.250%	Weekly	MS	01/12/29	40	1,284	1,284	(8)
Tyson Foods, Inc., Class A	USFF -0.250%	Weekly	MS	01/12/29	1,896	109,556	108,337	5,399

GOTHAM ABSOLUTE RETURN FUND
Portfolio of Investments (Continued)
June 30, 2024
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Food, Beverage & Tobacco — (continued)
Utz Brands, Inc.	USFF +0.250%	Weekly	MS	01/12/29	4,943	$90,012	$82,252	$(2,466)
Vita Coco Co., Inc. (The)	USFF +0.250%	Weekly	MS	07/11/28	5,536	134,472	154,178	27,176
Vital Farms, Inc.	USFF +0.250%	Weekly	MS	01/12/29	1,234	46,544	57,714	13,842
					152,998	6,367,317	6,467,146	598,970
Health Care Equipment & Services
Addus HomeCare Corp.	USFF +0.250%	Weekly	MS	01/12/29	38	4,314	4,412	261
Alcon, Inc. (Switzerland)	USFF +0.250%	Weekly	MS	01/12/29	305	27,865	27,169	(2,566)
Align Technology, Inc.	USFF -0.250%	Weekly	MS	01/12/29	1,970	533,934	475,617	(28,416)
AMN Healthcare Services, Inc.	USFF +0.250%	Weekly	MS	01/12/29	62	3,147	3,176	126
Astrana Health, Inc.	USFF +0.250%	Weekly	MS	01/12/29	779	31,181	31,596	2,086
Atrion Corp.	USFF +0.250%	Weekly	MS	01/12/29	161	74,054	72,841	3,172
Avanos Medical, Inc.	USFF +0.250%	Weekly	MS	07/11/28	2,719	53,947	54,162	3,165
Baxter International, Inc.	USFF +0.250%	Weekly	MS	07/11/28	9,845	329,805	329,315	23,046
Becton Dickinson & Co.	USFF -0.250%	Weekly	MS	07/11/28	375	86,449	87,641	6,735
Cencora, Inc.	USFF +0.250%	Weekly	MS	01/10/28	1,408	296,160	317,222	38,912
Centene Corp.	USFF +0.250%	Weekly	MS	07/08/27	8,049	555,281	533,649	9,467
Cigna Group (The)	USFF +0.250%	Weekly	MS	01/12/29	1,261	425,684	416,849	17,333
CONMED Corp.	USFF +0.250%	Weekly	MS	01/12/29	1,148	87,010	79,579	(2,332)
Cross Country Healthcare, Inc.	USFF +0.250%	Weekly	MS	07/08/27	2,229	53,878	30,849	(20,180)
CVS Health Corp.	USFF +0.250%	Weekly	MS	01/10/28	6,216	377,179	367,117	11,037
DaVita, Inc.	USFF +0.250%	Weekly	MS	07/08/27	2,819	231,259	390,629	176,820
Elevance Health, Inc.	USFF -0.250%	Weekly	MS	01/12/29	458	243,288	248,172	19,434
Envista Holdings Corp.	USFF +0.250%	Weekly	MS	01/12/29	15,171	276,514	252,294	(8,774)
Evolent Health, Inc., Class A	USFF +0.250%	Weekly	MS	01/12/29	3,572	110,858	68,297	(36,956)
GE HealthCare Technologies, Inc.	USFF +0.250%	Weekly	MS	01/07/27	5,939	391,947	462,767	93,309
GeneDx Holdings Corp.	USFF +0.250%	Weekly	MS	01/12/29	535	14,403	13,985	311
Guardant Health, Inc.	USFF +0.250%	Weekly	MS	01/12/29	13,497	363,383	389,793	46,734
HCA Healthcare, Inc.	USFF +0.250%	Weekly	MS	01/07/27	1,010	266,915	324,493	74,582
Hologic, Inc.	USFF +0.250%	Weekly	MS	01/12/29	8,869	658,080	658,523	36,859
Humana, Inc.	USFF -0.250%	Weekly	MS	01/12/29	841	294,697	314,240	24,952
McKesson Corp.	USFF +0.250%	Weekly	MS	01/12/29	339	187,490	197,990	21,116
Medtronic PLC (Ireland)	USFF +0.250%	Weekly	MS	01/12/29	15,054	1,240,886	1,184,900	27,132
Molina Healthcare, Inc.	USFF +0.250%	Weekly	MS	01/07/27	1,258	417,788	374,003	(20,484)
Omnicell, Inc.	USFF +0.250%	Weekly	MS	01/12/29	3,754	112,891	101,621	(5,011)
Owens & Minor, Inc.	USFF +0.250%	Weekly	MS	07/11/28	5,721	110,594	77,234	(27,231)

GOTHAM ABSOLUTE RETURN FUND
Portfolio of Investments (Continued)
June 30, 2024
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Health Care Equipment & Services — (continued)
Penumbra, Inc.	USFF +0.250%	Weekly	MS	01/12/29	1,768	$348,902	$318,187	$(11,204)
Phreesia, Inc.	USFF +0.250%	Weekly	MS	07/11/28	3,439	78,338	72,907	(1,159)
Privia Health Group, Inc.	USFF +0.250%	Weekly	MS	07/11/28	1,898	38,705	32,987	(4,121)
PROCEPT BioRobotics Corp.	USFF +0.250%	Weekly	MS	01/12/29	560	37,971	34,210	(1,708)
Quest Diagnostics, Inc.	USFF -0.250%	Weekly	MS	01/12/29	586	73,263	80,212	11,502
ResMed, Inc.	USFF +0.250%	Weekly	MS	01/12/29	2,901	534,366	555,309	52,504
Solventum Corp.	USFF +0.250%	Weekly	MS	01/12/29	6,617	392,231	349,907	(20,380)
STERIS PLC (Ireland)	USFF -0.250%	Weekly	MS	01/12/29	1,355	297,682	297,477	16,572
Surmodics, Inc.	USFF +0.250%	Weekly	MS	01/12/29	16	671	673	(41)
Tandem Diabetes Care, Inc.	USFF +0.250%	Weekly	MS	01/12/29	1,553	79,756	62,570	(12,980)
Tenet Healthcare Corp.	USFF +0.250%	Weekly	MS	01/12/29	5,284	612,819	702,931	124,435
UnitedHealth Group, Inc.	USFF +0.250%	Weekly	MS	01/12/29	745	368,936	379,399	28,980
Universal Health Services, Inc., Class B	USFF -0.250%	Weekly	MS	01/12/29	1,209	203,791	223,580	31,394
Veeva Systems, Inc., Class A	USFF +0.250%	Weekly	MS	01/12/29	1,115	200,829	204,056	14,416
Zimmer Biomet Holdings, Inc.	USFF +0.250%	Weekly	MS	01/07/27	4,331	497,113	470,043	2,570
					148,779	11,626,254	11,674,583	715,419
Household & Personal Products
BellRing Brands, Inc.	USFF +0.250%	Weekly	MS	07/11/28	5,706	305,016	326,041	38,142
Central Garden & Pet Co., Class A	USFF +0.250%	Weekly	MS	01/12/29	414	14,158	13,674	232
Clorox Co. (The)	USFF -0.250%	Weekly	MS	01/12/29	661	99,271	90,207	(2,777)
Colgate-Palmolive Co.	USFF +0.250%	Weekly	MS	07/11/28	4,454	352,226	432,216	103,151
Edgewell Personal Care Co.	USFF +0.250%	Weekly	MS	01/12/29	1,544	60,465	62,053	4,408
Estee Lauder Cos., Inc. (The), Class A	USFF -0.250%	Weekly	MS	01/12/29	5,429	666,152	577,646	(49,399)
Kenvue, Inc.	USFF +0.250%	Weekly	MS	07/11/28	17,497	339,423	318,095	3,424
Kimberly-Clark Corp.	USFF +0.250%	Weekly	MS	07/08/27	4,915	629,740	679,253	123,802
Oddity Tech Ltd., Class A (Israel)	USFF +0.250%	Weekly	MS	01/12/29	2,914	99,731	114,404	20,250
Olaplex Holdings, Inc.	USFF +0.250%	Weekly	MS	01/12/29	805	1,301	1,240	(68)
Procter & Gamble Co. (The)	USFF +0.250%	Weekly	MS	01/05/26	2,623	379,104	432,585	92,316

GOTHAM ABSOLUTE RETURN FUND
Portfolio of Investments (Continued)
June 30, 2024
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Household & Personal Products — (continued)
Reynolds Consumer Products, Inc.	USFF +0.250%	Weekly	MS	01/12/29	2,169	$62,256	$60,689	$2,326
WD-40 Co.	USFF +0.250%	Weekly	MS	07/11/28	574	134,169	126,073	(390)
					49,705	3,143,012	3,234,176	335,417
Materials
Agnico Eagle Mines Ltd. (Canada)	USFF +0.250%	Weekly	MS	01/12/29	8,342	549,267	545,567	29,495
Alamos Gold, Inc., Class A (Canada)	USFF +0.250%	Weekly	MS	01/10/28	5,259	60,219	82,461	26,423
Alcoa Corp.	USFF +0.250%	Weekly	MS	01/12/29	2,223	84,610	88,431	8,489
Alpha Metallurgical Resources, Inc.	USFF +0.250%	Weekly	MS	01/10/28	393	117,836	110,248	(1,024)
AptarGroup, Inc.	USFF +0.250%	Weekly	MS	01/12/29	611	85,426	86,035	5,569
Arch Resources, Inc.	USFF +0.250%	Weekly	MS	01/12/29	158	23,798	24,052	1,511
Ashland, Inc.	USFF +0.250%	Weekly	MS	01/12/29	177	16,803	16,725	786
ATI, Inc.	USFF +0.250%	Weekly	MS	01/12/29	6,807	400,235	377,448	(519)
Avery Dennison Corp.	USFF +0.250%	Weekly	MS	01/12/29	1,001	220,353	218,869	11,689
Axalta Coating Systems Ltd. (Bermuda)	USFF +0.250%	Weekly	MS	01/12/29	7,030	246,613	240,215	7,370
Balchem Corp.	USFF +0.250%	Weekly	MS	01/12/29	241	34,855	37,102	4,124
Ball Corp.	USFF +0.250%	Weekly	MS	07/08/27	13,017	825,477	781,280	6,047
Cabot Corp.	USFF +0.250%	Weekly	MS	01/12/29	1,747	174,643	160,532	(3,903)
Carpenter Technology Corp.	USFF +0.250%	Weekly	MS	07/11/28	1,567	116,800	171,712	61,854
Celanese Corp.	USFF +0.250%	Weekly	MS	01/12/29	3,468	524,021	467,799	(30,462)
Clearwater Paper Corp.	USFF +0.250%	Weekly	MS	01/12/29	80	4,017	3,878	7
Cleveland-Cliffs, Inc.	USFF +0.250%	Weekly	MS	07/11/28	26,030	406,352	400,602	15,502
Corteva, Inc.	USFF +0.250%	Weekly	MS	01/12/29	11,294	633,424	609,198	11,669
Crown Holdings, Inc.	USFF +0.250%	Weekly	MS	01/12/29	4,338	355,571	322,704	(12,207)
Dow, Inc.	USFF -0.250%	Weekly	MS	01/12/29	1,789	97,952	94,906	2,399
DuPont de Nemours, Inc.	USFF +0.250%	Weekly	MS	01/12/29	4,227	333,349	340,231	27,044
Eastman Chemical Co.	USFF +0.250%	Weekly	MS	07/11/28	478	35,497	46,830	14,530
Ecolab, Inc.	USFF +0.250%	Weekly	MS	01/12/29	1,431	322,939	340,578	36,870
Fortuna Mining Corp. (Canada)	USFF +0.250%	Weekly	MS	01/12/29	44,305	164,590	216,651	61,224
Freeport-McMoRan, Inc.	USFF -0.250%	Weekly	MS	01/12/29	4,182	214,622	203,245	594
HB Fuller Co.	USFF +0.250%	Weekly	MS	01/10/28	1,716	121,005	132,063	18,016
Hudbay Minerals, Inc. (Canada)	USFF +0.250%	Weekly	MS	01/12/29	17,356	161,855	157,072	4,235
Innospec, Inc.	USFF +0.250%	Weekly	MS	01/10/28	898	99,900	110,984	17,506
International Flavors & Fragrances, Inc.	USFF -0.250%	Weekly	MS	07/11/28	572	43,083	54,460	14,532

GOTHAM ABSOLUTE RETURN FUND
Portfolio of Investments (Continued)
June 30, 2024
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Materials — (continued)
International Paper Co.	USFF +0.250%	Weekly	MS	01/12/29	5,117	$181,696	$220,799	$51,782
Kaiser Aluminum Corp.	USFF +0.250%	Weekly	MS	01/12/29	1,280	121,069	112,512	(801)
Kinross Gold Corp. (Canada)	USFF +0.250%	Weekly	MS	01/12/29	29,816	228,204	248,069	33,143
Knife River Corp.	USFF +0.250%	Weekly	MS	07/11/28	1,844	125,349	129,338	10,751
Kronos Worldwide, Inc.	USFF +0.250%	Weekly	MS	01/12/29	471	6,286	5,911	(38)
Linde PLC (Ireland)	USFF +0.250%	Weekly	MS	01/05/26	1,256	448,195	551,145	137,326
Louisiana-Pacific Corp.	USFF +0.250%	Weekly	MS	01/12/29	1,097	97,768	90,316	(1,943)
LyondellBasell Industries NV, Class A (Netherlands)	USFF +0.250%	Weekly	MS	01/12/29	967	94,435	92,503	4,168
Martin Marietta Materials, Inc.	USFF +0.250%	Weekly	MS	01/07/27	967	545,456	523,921	10,077
Minerals Technologies, Inc.	USFF +0.250%	Weekly	MS	01/10/28	1,568	95,774	130,395	40,194
NewMarket Corp.	USFF +0.250%	Weekly	MS	01/10/28	277	123,960	142,813	28,396
Newmont Corp.	USFF -0.250%	Weekly	MS	01/12/29	2,864	119,617	119,916	7,484
Olin Corp.	USFF +0.250%	Weekly	MS	01/12/29	216	10,334	10,184	350
Orla Mining Ltd. (Canada)	USFF +0.250%	Weekly	MS	01/12/29	534	2,162	2,051	(70)
Packaging Corp. of America	USFF +0.250%	Weekly	MS	07/08/27	274	46,338	50,021	8,137
Pan American Silver Corp. (Canada)	USFF +0.250%	Weekly	MS	01/12/29	12,378	254,379	246,075	5,992
PPG Industries, Inc.	USFF +0.250%	Weekly	MS	01/12/29	511	65,471	64,330	2,731
Quaker Chemical Corp.	USFF +0.250%	Weekly	MS	01/10/28	1,422	263,349	241,313	(6,093)
Royal Gold, Inc.	USFF +0.250%	Weekly	MS	01/12/29	296	30,396	37,047	8,899
RPM International, Inc.	USFF +0.250%	Weekly	MS	07/11/28	1,590	156,319	171,211	24,185
Scotts Miracle-Gro Co. (The)	USFF +0.250%	Weekly	MS	07/11/28	7,800	456,694	507,468	86,969
Sealed Air Corp.	USFF +0.250%	Weekly	MS	01/12/29	4,304	157,626	149,736	1,581
Sherwin-Williams Co. (The)	USFF -0.250%	Weekly	MS	07/11/28	350	82,857	104,451	26,877
Sonoco Products Co.	USFF +0.250%	Weekly	MS	01/12/29	888	48,816	45,039	(1,116)
Southern Copper Corp.	USFF +0.250%	Weekly	MS	01/12/29	737	78,646	79,404	5,029
Steel Dynamics, Inc.	USFF +0.250%	Weekly	MS	01/12/29	1,283	167,242	166,149	8,807
TimkenSteel Corp.	USFF +0.250%	Weekly	MS	01/12/29	808	18,175	16,378	(856)
					251,652	10,501,725	10,700,373	831,331
Media & Entertainment
Alphabet, Inc., Class A	USFF +0.250%	Weekly	MS	01/05/26	12,990	1,447,756	2,366,129	1,002,149

GOTHAM ABSOLUTE RETURN FUND
Portfolio of Investments (Continued)
June 30, 2024
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Media & Entertainment — (continued)
Angi, Inc.	USFF +0.250%	Weekly	MS	01/12/29	576	$1,102	$1,106	$(15)
Bumble, Inc., Class A	USFF +0.250%	Weekly	MS	01/12/29	16,136	177,208	169,589	2,252
Charter Communications, Inc., Class A	USFF +0.250%	Weekly	MS	01/12/29	1,534	403,046	458,605	78,109
Cinemark Holdings, Inc.	USFF +0.250%	Weekly	MS	07/08/27	2,500	36,249	54,050	19,757
Comcast Corp., Class A	USFF -0.250%	Weekly	MS	07/08/27	4,886	155,313	191,336	52,939
Electronic Arts, Inc.	USFF +0.250%	Weekly	MS	07/11/28	2,251	273,672	313,632	56,670
Fox Corp., Class A	USFF -0.250%	Weekly	MS	01/12/29	1,305	44,160	44,853	3,579
Interpublic Group of Cos., Inc. (The)	USFF +0.250%	Weekly	MS	07/23/25	8,714	251,023	253,490	27,639
John Wiley & Sons, Inc., Class A	USFF +0.250%	Weekly	MS	01/12/29	15	609	611	(44)
Match Group, Inc.	USFF -0.250%	Weekly	MS	01/12/29	5,811	202,157	176,538	(14,347)
Meta Platforms, Inc., Class A	USFF +0.250%	Weekly	MS	07/08/27	4,853	1,160,012	2,446,980	1,356,596
Netflix, Inc.	USFF +0.250%	Weekly	MS	01/07/27	658	302,604	444,071	163,366
News Corp., Class A	USFF +0.250%	Weekly	MS	01/10/28	4,755	116,367	131,095	21,629
Omnicom Group, Inc.	USFF +0.250%	Weekly	MS	01/10/28	1,178	104,292	105,667	10,109
Pinterest, Inc., Class A	USFF +0.250%	Weekly	MS	01/12/29	646	25,824	28,469	5,260
PubMatic, Inc., Class A	USFF +0.250%	Weekly	MS	01/12/29	1,545	33,613	31,379	(426)
Sirius XM Holdings, Inc.	USFF +0.250%	Weekly	MS	01/12/29	97,088	299,563	274,759	(9,971)
Sphere Entertainment Co.	USFF +0.250%	Weekly	MS	01/12/29	6,636	241,651	232,658	4,496
Spotify Technology SA (Luxembourg)	USFF +0.250%	Weekly	MS	01/12/29	292	70,230	91,627	29,369
Thryv Holdings, Inc.	USFF +0.250%	Weekly	MS	01/12/29	147	2,730	2,620	(38)
TripAdvisor, Inc.	USFF +0.250%	Weekly	MS	01/12/29	8,335	221,341	148,446	(62,679)
Vimeo, Inc.	USFF +0.250%	Weekly	MS	01/10/28	30,026	117,138	111,997	1,356
Walt Disney Co. (The)	USFF +0.250%	Weekly	MS	07/11/28	8,853	847,863	879,014	78,921
Yelp, Inc.	USFF +0.250%	Weekly	MS	01/12/29	990	37,199	36,581	1,269
ZipRecruiter, Inc., Class A	USFF +0.250%	Weekly	MS	07/08/27	3,633	45,421	33,024	(9,950)
					226,353	6,618,143	9,028,326	2,817,995
Pharmaceuticals, Biotechnology & Life Sciences
AbbVie, Inc.	USFF +0.250%	Weekly	MS	01/12/29	490	83,322	84,045	5,322
ADMA Biologics, Inc.	USFF +0.250%	Weekly	MS	01/12/29	2,545	22,842	28,453	7,705
Agilent Technologies, Inc.	USFF -0.250%	Weekly	MS	07/11/28	2,373	280,703	307,612	44,064
Alnylam Pharmaceuticals, Inc.	USFF +0.250%	Weekly	MS	01/12/29	218	51,393	52,974	4,386

GOTHAM ABSOLUTE RETURN FUND
Portfolio of Investments (Continued)
June 30, 2024
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Pharmaceuticals, Biotechnology & Life Sciences — (continued)
Amphastar Pharmaceuticals, Inc.	USFF +0.250%	Weekly	MS	07/11/28	1,912	$101,061	$76,480	$(18,986)
ANI Pharmaceuticals, Inc.	USFF +0.250%	Weekly	MS	07/11/28	793	44,260	50,498	8,632
Ardelyx, Inc.	USFF +0.250%	Weekly	MS	07/11/28	21,849	121,085	161,901	47,535
Biogen, Inc.	USFF +0.250%	Weekly	MS	01/12/29	1,006	214,218	233,211	31,051
Bio-Rad Laboratories, Inc., Class A	USFF +0.250%	Weekly	MS	07/11/28	1,058	301,605	288,950	4,200
Bristol-Myers Squibb Co.	USFF +0.250%	Weekly	MS	01/12/29	24,052	1,042,319	998,880	15,007
Collegium Pharmaceutical, Inc.	USFF +0.250%	Weekly	MS	01/10/28	6,846	189,724	220,441	41,006
Danaher Corp.	USFF +0.250%	Weekly	MS	01/12/29	609	158,991	152,159	2,184
Elanco Animal Health, Inc.	USFF +0.250%	Weekly	MS	01/12/29	14,493	241,857	209,134	(19,223)
Eli Lilly & Co.	USFF +0.250%	Weekly	MS	01/12/29	402	318,362	363,963	63,673
Gilead Sciences, Inc.	USFF +0.250%	Weekly	MS	01/12/29	12,922	906,663	886,578	44,814
Harmony Biosciences Holdings, Inc.	USFF +0.250%	Weekly	MS	01/10/28	10,434	331,207	314,794	1,754
Incyte Corp.	USFF +0.250%	Weekly	MS	07/11/28	2,248	116,598	136,274	28,933
IQVIA Holdings, Inc.	USFF +0.250%	Weekly	MS	07/11/28	2,389	520,260	505,130	14,003
Johnson & Johnson	USFF +0.250%	Weekly	MS	07/23/25	11,180	1,684,832	1,634,069	83,356
Merck & Co., Inc.	USFF +0.250%	Weekly	MS	07/06/26	6,530	704,266	808,414	158,279
Mettler-Toledo International, Inc.	USFF +0.250%	Weekly	MS	01/07/27	161	173,892	225,012	60,804
Myriad Genetics, Inc.	USFF +0.250%	Weekly	MS	01/12/29	198	4,774	4,843	255
Natera, Inc.	USFF +0.250%	Weekly	MS	01/12/29	918	101,357	99,410	3,411
Neurocrine Biosciences, Inc.	USFF +0.250%	Weekly	MS	01/12/29	3,391	466,838	466,839	26,096
Nurix Therapeutics, Inc.	USFF +0.250%	Weekly	MS	01/12/29	984	20,389	20,536	1,212
Pacira BioSciences, Inc.	USFF +0.250%	Weekly	MS	01/12/29	985	27,883	28,181	1,784
Perrigo Co. PLC (Ireland)	USFF +0.250%	Weekly	MS	01/12/29	47	1,213	1,207	(18)
QIAGEN NV (Netherlands)	USFF +0.250%	Weekly	MS	01/12/29	1,112	46,805	45,692	1,435
Regeneron Pharmaceuticals, Inc.	USFF -0.250%	Weekly	MS	01/12/29	66	69,876	69,368	3,336
Repligen Corp.	USFF +0.250%	Weekly	MS	01/12/29	1,183	151,901	149,129	5,677
Rhythm Pharmaceuticals, Inc.	USFF +0.250%	Weekly	MS	07/11/28	1,335	32,661	54,815	23,908

GOTHAM ABSOLUTE RETURN FUND
Portfolio of Investments (Continued)
June 30, 2024
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Pharmaceuticals, Biotechnology & Life Sciences — (continued)
Thermo Fisher Scientific, Inc.	USFF +0.250%	Weekly	MS	01/12/29	850	$467,186	$470,050	$29,616
Twist Bioscience Corp.	USFF +0.250%	Weekly	MS	01/10/28	9,413	340,502	463,873	142,410
Vera Therapeutics, Inc.	USFF +0.250%	Weekly	MS	01/12/29	16	286	579	229
Viatris, Inc.	USFF +0.250%	Weekly	MS	07/08/27	7,970	77,378	84,721	18,693
Vir Biotechnology, Inc.	USFF +0.250%	Weekly	MS	01/12/29	1,258	12,840	11,196	(1,003)
Waters Corp.	USFF -0.250%	Weekly	MS	01/12/29	1,430	442,039	414,872	(2,427)
					155,666	9,873,388	10,124,283	883,113
Semiconductors & Semiconductor Equipment
Advanced Micro Devices, Inc.	USFF -0.250%	Weekly	MS	01/10/28	3,454	469,266	560,273	148,030
Amkor Technology, Inc.	USFF +0.250%	Weekly	MS	01/12/29	1,719	51,738	68,794	20,447
Analog Devices, Inc.	USFF -0.250%	Weekly	MS	01/12/29	1,438	330,596	328,238	16,125
Applied Materials, Inc.	USFF +0.250%	Weekly	MS	07/08/27	1,999	251,498	471,744	238,697
Broadcom, Inc.	USFF +0.250%	Weekly	MS	07/23/25	874	1,257,363	1,403,233	242,603
Cirrus Logic, Inc.	USFF +0.250%	Weekly	MS	01/12/29	2,675	260,762	341,491	95,588
Credo Technology Group Holding Ltd. (Cayman Islands)	USFF +0.250%	Weekly	MS	01/12/29	9,609	268,822	306,911	53,104
Entegris, Inc.	USFF +0.250%	Weekly	MS	01/12/29	617	77,971	83,542	10,248
GLOBALFOUNDRIES, Inc. (Cayman Islands)	USFF +0.250%	Weekly	MS	01/12/29	1,959	93,869	99,047	10,585
Ichor Holdings Ltd. (Cayman Islands)	USFF +0.250%	Weekly	MS	01/12/29	1,350	51,124	52,043	3,709
KLA Corp.	USFF +0.250%	Weekly	MS	07/11/28	608	378,015	501,302	145,706
Lam Research Corp.	USFF +0.250%	Weekly	MS	07/08/27	458	327,823	487,701	183,656
Microchip Technology, Inc.	USFF +0.250%	Weekly	MS	01/07/27	7,087	597,057	648,461	92,593
Micron Technology, Inc.	USFF +0.250%	Weekly	MS	01/12/29	5,924	771,258	779,184	50,066
MKS Instruments, Inc.	USFF +0.250%	Weekly	MS	01/12/29	1,839	232,459	240,137	20,962
Monolithic Power Systems, Inc.	USFF -0.250%	Weekly	MS	01/10/28	874	464,786	718,148	284,436
NVIDIA Corp.	USFF +0.250%	Weekly	MS	01/10/28	21,531	1,698,467	2,659,940	1,067,845
NXP Semiconductors NV (Netherlands)	USFF +0.250%	Weekly	MS	01/07/27	3,569	573,940	960,382	437,217
ON Semiconductor Corp.	USFF -0.250%	Weekly	MS	01/12/29	8,242	610,690	564,989	(11,490)
Photronics, Inc.	USFF +0.250%	Weekly	MS	01/07/27	7,435	132,579	183,421	58,207
Qorvo, Inc.	USFF +0.250%	Weekly	MS	01/12/29	5,174	553,564	600,391	78,292

GOTHAM ABSOLUTE RETURN FUND
Portfolio of Investments (Continued)
June 30, 2024
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Semiconductors & Semiconductor Equipment — (continued)
QUALCOMM, Inc.	USFF +0.250%	Weekly	MS	07/08/27	16,323	$2,576,147	$3,251,215	$848,902
Rambus, Inc.	USFF +0.250%	Weekly	MS	01/12/29	2,819	155,483	165,644	19,038
Semtech Corp.	USFF +0.250%	Weekly	MS	01/12/29	7,376	228,560	220,395	4,588
Skyworks Solutions, Inc.	USFF +0.250%	Weekly	MS	07/08/27	1,493	140,504	159,124	29,821
SMART Global Holdings, Inc. (Cayman Islands)	USFF +0.250%	Weekly	MS	07/11/28	1,699	30,425	38,856	10,413
Texas Instruments, Inc.	USFF -0.250%	Weekly	MS	01/12/29	2,465	484,654	479,516	4,219
					120,610	13,069,420	16,374,122	4,163,607
Software & Services
A10 Networks, Inc.	USFF +0.250%	Weekly	MS	01/12/29	1,129	15,443	15,637	981
Accenture PLC, Class A (Ireland)	USFF +0.250%	Weekly	MS	01/10/28	2,506	756,123	760,345	51,738
Adobe, Inc.	USFF +0.250%	Weekly	MS	07/08/27	592	245,205	328,880	97,594
Alarm.com Holdings, Inc.	USFF +0.250%	Weekly	MS	01/12/29	2,496	162,775	158,596	4,881
Amdocs Ltd. (Guernsey)	USFF +0.250%	Weekly	MS	01/12/29	638	55,691	50,351	(2,236)
Appfolio, Inc., Class A	USFF +0.250%	Weekly	MS	01/12/29	820	183,042	200,547	28,043
AppLovin Corp., Class A	USFF +0.250%	Weekly	MS	01/12/29	3,741	285,521	311,326	45,054
ASGN, Inc.	USFF +0.250%	Weekly	MS	01/12/29	1,210	114,266	106,686	(1,244)
Bitfarms Ltd. (Canada)	USFF +0.250%	Weekly	MS	01/12/29	90,406	191,642	232,343	51,720
BlackLine, Inc.	USFF +0.250%	Weekly	MS	01/12/29	1,134	52,473	54,942	5,335
Box, Inc., Class A	USFF +0.250%	Weekly	MS	01/12/29	6,743	183,254	178,285	5,104
Cadence Design Systems, Inc.	USFF +0.250%	Weekly	MS	01/12/29	224	69,068	68,936	3,666
CGI, Inc. (Canada)	USFF +0.250%	Weekly	MS	01/12/29	381	40,235	38,028	(29)
Clear Secure, Inc., Class A	USFF +0.250%	Weekly	MS	01/12/29	5,368	91,808	100,435	14,279
Crowdstrike Holdings, Inc., Class A	USFF +0.250%	Weekly	MS	01/12/29	2,488	954,169	953,377	52,705
Digimarc Corp.	USFF +0.250%	Weekly	MS	01/12/29	72	2,185	2,233	90
DocuSign, Inc.	USFF +0.250%	Weekly	MS	01/12/29	778	40,509	41,623	3,309
Dolby Laboratories, Inc., Class A	USFF +0.250%	Weekly	MS	01/12/29	1,800	142,758	142,614	7,792
Dropbox, Inc., Class A	USFF +0.250%	Weekly	MS	01/12/29	8,661	187,655	194,613	16,975
DXC Technology Co.	USFF +0.250%	Weekly	MS	01/12/29	3,213	65,532	61,336	(1,039)
Envestnet, Inc.	USFF +0.250%	Weekly	MS	01/12/29	776	47,876	48,570	3,302
Fortinet, Inc.	USFF -0.250%	Weekly	MS	01/12/29	5,059	298,069	304,906	23,493
Gen Digital, Inc.	USFF +0.250%	Weekly	MS	07/08/27	15,989	289,379	399,405	135,587
Globant S.A. (Luxembourg)	USFF +0.250%	Weekly	MS	01/12/29	472	80,732	84,139	6,299

GOTHAM ABSOLUTE RETURN FUND
Portfolio of Investments (Continued)
June 30, 2024
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Software & Services — (continued)
Guidewire Software, Inc.	USFF +0.250%	Weekly	MS	01/12/29	2,719	$348,123	$374,923	$46,267
Informatica, Inc., Class A	USFF +0.250%	Weekly	MS	01/12/29	4,495	141,576	138,806	4,570
InterDigital, Inc.	USFF +0.250%	Weekly	MS	07/08/27	784	73,032	91,383	25,401
International Business Machines Corp.	USFF +0.250%	Weekly	MS	01/10/28	1,295	205,026	223,970	35,459
Intuit, Inc.	USFF +0.250%	Weekly	MS	01/12/29	875	497,794	575,059	105,142
JFrog Ltd. (Israel)	USFF +0.250%	Weekly	MS	07/11/28	1,332	42,510	50,017	10,343
Kyndryl Holdings, Inc.	USFF +0.250%	Weekly	MS	07/06/26	7,148	162,961	188,064	34,174
LiveRamp Holdings, Inc.	USFF +0.250%	Weekly	MS	07/11/28	7,259	237,684	224,593	175
Microsoft Corp.	USFF +0.250%	Weekly	MS	07/08/27	4,442	1,268,411	1,985,352	821,463
NCR Corp.	USFF +0.250%	Weekly	MS	07/08/27	11,540	159,385	142,519	(7,997)
Nutanix, Inc., Class A	USFF +0.250%	Weekly	MS	01/10/28	5,406	163,087	307,331	159,646
Okta, Inc.	USFF +0.250%	Weekly	MS	01/12/29	1,236	128,186	115,702	(6,073)
Oracle Corp.	USFF -0.250%	Weekly	MS	01/05/26	11,033	1,131,061	1,557,860	514,521
Palo Alto Networks, Inc.	USFF -0.250%	Weekly	MS	01/10/28	3,726	811,996	1,263,151	507,176
Pegasystems, Inc.	USFF +0.250%	Weekly	MS	01/12/29	5,933	366,726	359,124	12,862
PTC, Inc.	USFF -0.250%	Weekly	MS	01/12/29	635	110,369	115,360	11,609
Q2 Holdings, Inc.	USFF +0.250%	Weekly	MS	01/10/28	4,018	169,779	242,406	82,081
Qualys, Inc.	USFF +0.250%	Weekly	MS	07/08/27	1,392	206,284	198,499	1,820
Salesforce, Inc.	USFF +0.250%	Weekly	MS	07/08/27	2,402	442,414	617,554	196,934
Samsara, Inc., Class A	USFF +0.250%	Weekly	MS	01/10/28	1,352	34,690	45,562	18,403
SEMrush Holdings, Inc., Class A	USFF +0.250%	Weekly	MS	01/12/29	861	11,735	11,529	372
ServiceNow, Inc.	USFF -0.250%	Weekly	MS	07/08/27	1,687	983,624	1,327,112	415,206
Smartsheet, Inc., Class A	USFF +0.250%	Weekly	MS	01/12/29	1,882	80,064	82,959	7,310
Synopsys, Inc.	USFF +0.250%	Weekly	MS	01/12/29	179	108,491	106,516	4,036
Verint Systems, Inc.	USFF +0.250%	Weekly	MS	01/12/29	3,000	90,505	96,600	11,098
VeriSign, Inc.	USFF +0.250%	Weekly	MS	01/07/27	2,024	366,583	359,867	13,788
Yext, Inc.	USFF +0.250%	Weekly	MS	07/08/27	12,374	93,605	66,201	(22,949)
Zoom Video Communications, Inc., Class A	USFF +0.250%	Weekly	MS	07/11/28	9,792	582,206	579,588	29,993
					267,517	13,573,317	16,285,760	3,586,229
Technology Hardware & Equipment
Amphenol Corp., Class A	USFF +0.250%	Weekly	MS	07/11/28	5,410	283,325	364,472	98,090
Apple, Inc.	USFF +0.250%	Weekly	MS	01/07/27	10,703	1,797,738	2,254,266	568,652
Arlo Technologies, Inc.	USFF +0.250%	Weekly	MS	01/12/29	5,146	59,510	67,104	10,894
Bel Fuse, Inc., Class B	USFF +0.250%	Weekly	MS	07/11/28	984	48,102	64,196	18,828

GOTHAM ABSOLUTE RETURN FUND
Portfolio of Investments (Continued)
June 30, 2024
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Technology Hardware & Equipment — (continued)
Benchmark Electronics, Inc.	USFF +0.250%	Weekly	MS	01/12/29	1,718	$69,971	$67,792	$1,948
CDW Corp.	USFF +0.250%	Weekly	MS	07/23/25	500	89,611	111,920	29,584
Cisco Systems, Inc.	USFF +0.250%	Weekly	MS	07/23/25	14,644	644,956	695,736	103,552
Corning, Inc.	USFF -0.250%	Weekly	MS	01/12/29	2,201	73,565	85,509	16,611
Diebold Nixdorf, Inc.	USFF +0.250%	Weekly	MS	01/12/29	179	6,851	6,888	342
ePlus, Inc.	USFF +0.250%	Weekly	MS	01/12/29	91	6,607	6,705	389
F5, Inc.	USFF +0.250%	Weekly	MS	07/08/27	2,054	341,570	353,760	31,290
Fabrinet (Cayman Islands)	USFF +0.250%	Weekly	MS	07/11/28	239	39,052	58,505	21,566
Hewlett Packard Enterprise Co.	USFF +0.250%	Weekly	MS	01/07/27	21,972	325,098	465,147	178,528
HP, Inc.	USFF +0.250%	Weekly	MS	07/23/25	8,946	244,432	313,289	97,173
Insight Enterprises, Inc.	USFF +0.250%	Weekly	MS	01/10/28	856	105,630	169,796	70,017
Itron, Inc.	USFF +0.250%	Weekly	MS	07/11/28	5,397	508,110	534,087	54,428
Jabil, Inc.	USFF +0.250%	Weekly	MS	07/11/28	2,729	322,859	296,888	(7,577)
Juniper Networks, Inc.	USFF -0.250%	Weekly	MS	01/12/29	2,899	101,449	105,698	10,233
Keysight Technologies, Inc.	USFF +0.250%	Weekly	MS	01/12/29	662	90,423	90,529	5,102
Knowles Corp.	USFF +0.250%	Weekly	MS	01/12/29	41	701	708	(34)
Napco Security Technologies, Inc.	USFF +0.250%	Weekly	MS	01/10/28	2,840	70,288	147,538	81,935
NetApp, Inc.	USFF +0.250%	Weekly	MS	07/23/25	3,696	296,569	476,045	216,422
NetScout Systems, Inc.	USFF +0.250%	Weekly	MS	07/08/27	5,236	129,439	95,766	(26,484)
PC Connection, Inc.	USFF +0.250%	Weekly	MS	01/12/29	4	255	257	(64)
Pure Storage, Inc., Class A	USFF +0.250%	Weekly	MS	01/12/29	6,977	440,234	447,993	31,026
Rogers Corp.	USFF +0.250%	Weekly	MS	01/12/29	1,042	123,284	125,676	9,226
ScanSource, Inc.	USFF +0.250%	Weekly	MS	01/12/29	797	37,182	35,315	141
Seagate Technology Holdings PLC (Ireland)	USFF -0.250%	Weekly	MS	01/10/28	4,435	275,842	458,002	212,933
Super Micro Computer, Inc.	USFF +0.250%	Weekly	MS	01/10/28	670	326,488	548,965	240,729
TD SYNNEX Corp.	USFF +0.250%	Weekly	MS	01/12/29	323	36,365	37,274	3,300
TE Connectivity Ltd. (Switzerland)	USFF -0.250%	Weekly	MS	07/11/28	1,352	175,508	203,381	39,480
Vontier Corp.	USFF +0.250%	Weekly	MS	07/11/28	3,483	123,426	133,051	16,620
Western Digital Corp.	USFF -0.250%	Weekly	MS	07/11/28	7,841	396,133	594,113	220,296
Zebra Technologies Corp., Class A	USFF -0.250%	Weekly	MS	01/12/29	347	103,962	107,199	9,119
					126,414	7,694,535	9,523,570	2,364,295
Telecommunication Services
Anterix, Inc.	USFF +0.250%	Weekly	MS	01/12/29	12	457	475	(36)
AT&T, Inc.	USFF +0.250%	Weekly	MS	01/10/28	18,329	281,191	350,267	91,613

GOTHAM ABSOLUTE RETURN FUND
Portfolio of Investments (Continued)
June 30, 2024
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Telecommunication Services — (continued)
IDT Corp., Class B	USFF +0.250%	Weekly	MS	01/12/29	30	$1,074	$1,078	$(16)
Iridium Communications, Inc.	USFF +0.250%	Weekly	MS	01/12/29	9,848	281,074	262,154	(1,872)
Lumen Technologies, Inc.	USFF +0.250%	Weekly	MS	01/12/29	30,283	39,156	33,311	(3,726)
T-Mobile US, Inc.	USFF +0.250%	Weekly	MS	01/10/28	3,467	481,455	610,816	162,619
Verizon Communications, Inc.	USFF +0.250%	Weekly	MS	07/08/27	13,804	504,636	569,277	114,408
					75,773	1,589,043	1,827,378	362,990
Transportation
CSX Corp.	USFF +0.250%	Weekly	MS	07/23/25	16,891	536,052	565,004	69,407
Delta Air Lines, Inc.	USFF +0.250%	Weekly	MS	07/11/28	8,548	285,040	405,517	138,026
FedEx Corp.	USFF +0.250%	Weekly	MS	01/10/28	1,883	434,849	564,599	164,069
FTAI Infrastructure, Inc.	USFF +0.250%	Weekly	MS	01/12/29	4,084	32,538	35,245	4,492
Genco Shipping & Trading Ltd. (Marshall Islands)	USFF +0.250%	Weekly	MS	01/12/29	1,734	37,095	36,952	1,860
Kirby Corp.	USFF +0.250%	Weekly	MS	01/12/29	1,318	154,049	157,804	12,325
Old Dominion Freight Line, Inc.	USFF +0.250%	Weekly	MS	07/23/25	1,580	305,816	279,028	(8,865)
SkyWest, Inc.	USFF +0.250%	Weekly	MS	07/11/28	6,112	323,558	501,612	196,210
Uber Technologies, Inc.	USFF +0.250%	Weekly	MS	01/10/28	6,274	396,706	455,994	81,484
Union Pacific Corp.	USFF +0.250%	Weekly	MS	07/11/28	1,260	287,866	285,088	13,838
United Parcel Service, Inc., Class B	USFF +0.250%	Weekly	MS	01/12/29	1,453	197,535	198,843	6,309
Universal Logistics Holdings, Inc.	USFF +0.250%	Weekly	MS	01/12/29	64	2,766	2,598	(89)
XPO, Inc.	USFF +0.250%	Weekly	MS	07/11/28	1	79	106	(49)
					51,202	2,993,949	3,488,390	679,017
Utilities
ALLETE, Inc.	USFF +0.250%	Weekly	MS	01/10/28	3,165	174,065	197,338	39,333
American Water Works Co., Inc.	USFF -0.250%	Weekly	MS	07/08/27	762	104,029	98,420	2,527
Atmos Energy Corp.	USFF -0.250%	Weekly	MS	01/12/29	421	48,516	49,110	3,618
Avista Corp.	USFF +0.250%	Weekly	MS	01/12/29	398	13,549	13,775	906
CMS Energy Corp.	USFF -0.250%	Weekly	MS	01/12/29	1,272	77,888	75,722	2,003
Constellation Energy Corp.	USFF +0.250%	Weekly	MS	07/23/25	2,135	238,906	427,576	212,065
Duke Energy Corp.	USFF +0.250%	Weekly	MS	01/12/29	4,899	451,669	491,027	71,769
NRG Energy, Inc.	USFF +0.250%	Weekly	MS	07/11/28	9,112	406,149	709,460	334,873

GOTHAM ABSOLUTE RETURN FUND
Portfolio of Investments (Continued)
June 30, 2024
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Utilities — (continued)
Public Service Enterprise Group, Inc.	USFF +0.250%	Weekly	MS	07/11/28	4,420	$273,420	$325,754	$72,295
Southwest Gas Holdings, Inc.	USFF +0.250%	Weekly	MS	01/12/29	735	50,587	51,729	4,377
Vistra Corp.	USFF -0.250%	Weekly	MS	01/10/28	2,184	74,328	187,780	119,376
WEC Energy Group, Inc.	USFF -0.250%	Weekly	MS	01/12/29	1,099	91,191	86,228	(58)
					30,602	2,004,297	2,713,919	863,084

Total Reference Entity — Long						148,625,943	169,336,814	30,514,296
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Short
Automobiles & Components
Fox Factory Holding Corp.	USFF -0.250%	Weekly	MS	01/12/29	(9,574)	$(486,812)	$(461,371)	$21,424
Harley-Davidson, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(7,784)	(273,566)	(261,075)	8,733
Mobileye Global, Inc., Class A	USFF -0.930%	Weekly	MS	07/11/28	(125,630)	(3,619,751)	(3,528,319)	59,456
QuantumScape Corp.	USFF -0.680%	Weekly	MS	01/12/29	(115,407)	(720,359)	(567,802)	146,129
Tesla, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(6,844)	(1,261,617)	(1,354,291)	(107,054)
					(265,239)	(6,362,105)	(6,172,858)	128,688
Capital Goods
3D Systems Corp.	USFF -0.265%	Weekly	MS	01/07/27	(126,870)	(994,163)	(389,491)	596,512
AAON, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(9,182)	(804,413)	(801,038)	(5,521)
AAR Corp.	USFF -0.250%	Weekly	MS	01/12/29	(1,761)	(126,635)	(128,025)	(2,585)
Advanced Drainage Systems, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(3,694)	(645,438)	(592,481)	48,444
AeroVironment, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(1,078)	(139,121)	(196,368)	(62,993)
Albany International Corp., Class A	USFF -0.250%	Weekly	MS	01/10/28	(15,494)	(1,426,355)	(1,308,468)	90,587
Ameresco, Inc., Class A	USFF -0.250%	Weekly	MS	01/10/28	(33,102)	(1,424,626)	(953,669)	458,165
Archer Aviation, Inc., Class A	USFF -15.699%	Weekly	MS	07/11/28	(147,394)	(672,616)	(518,827)	147,783
Arcosa, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(8,726)	(723,821)	(727,836)	(11,204)
Astec Industries, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(3,010)	(96,574)	(89,277)	6,319
Atkore, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(2,277)	(357,443)	(307,236)	49,192
Atmus Filtration Technologies Inc	USFF -0.250%	Weekly	MS	01/12/29	(65,731)	(1,996,031)	(1,891,738)	86,624
ATS Corp. (Canada)	USFF -0.250%	Weekly	MS	01/12/29	(2,304)	(73,824)	(74,442)	(1,349)
Axon Enterprise, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(7,714)	(2,289,919)	(2,269,767)	(106)
Ballard Power Systems, Inc. (Canada)	USFF -1.300%	Weekly	MS	01/05/26	(188,679)	(1,846,922)	(424,528)	1,406,878
Barnes Group, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(11,758)	(381,691)	(486,899)	(113,148)

GOTHAM ABSOLUTE RETURN FUND
Portfolio of Investments (Continued)
June 30, 2024
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Capital Goods — (continued)
Beacon Roofing Supply, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(25,385)	$(2,444,644)	$(2,297,342)	$126,539
Bloom Energy Corp., Class A	USFF -0.580%	Weekly	MS	01/12/29	(39,195)	(405,040)	(479,747)	(78,356)
Boeing Co. (The)	USFF -0.250%	Weekly	MS	01/12/29	(6,932)	(1,308,621)	(1,261,693)	38,026
Cadre Holdings, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(8,005)	(256,348)	(268,648)	(14,638)
CAE, Inc. (Canada)	USFF -0.250%	Weekly	MS	01/12/29	(16,977)	(340,161)	(315,433)	21,651
Carrier Global Corp.	USFF -0.250%	Weekly	MS	01/12/29	(18,923)	(1,196,385)	(1,193,663)	(13,671)
ChargePoint Holdings, Inc.	USFF -8.776%	Weekly	MS	01/10/28	(303,666)	(1,346,200)	(458,536)	876,344
Columbus McKinnon Corp.	USFF -0.250%	Weekly	MS	01/12/29	(1,642)	(59,848)	(56,715)	2,526
Construction Partners, Inc., Class A	USFF -0.250%	Weekly	MS	01/12/29	(10,860)	(607,344)	(599,581)	2,066
Encore Wire Corp.	USFF -0.250%	Weekly	MS	01/12/29	(2,935)	(775,145)	(850,651)	(89,631)
Energy Recovery, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(12,210)	(249,870)	(162,271)	85,317
Enovix Corp.	USFF -5.330%	Weekly	MS	07/11/28	(9,664)	(193,493)	(149,405)	42,303
EnPro Industries, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(1,748)	(259,192)	(254,456)	2,134
ESCO Technologies, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(1,568)	(167,506)	(164,703)	1,218
Fluor Corp.	USFF -0.250%	Weekly	MS	01/12/29	(17,610)	(735,067)	(766,915)	(40,643)
GATX Corp.	USFF -0.250%	Weekly	MS	07/11/28	(8,401)	(1,056,647)	(1,111,956)	(76,103)
GMS, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(1,547)	(124,292)	(124,704)	(1,587)
Helios Technologies, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(10,938)	(654,100)	(522,290)	122,023
Hillenbrand, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(7,106)	(314,757)	(284,382)	25,973
Huntington Ingalls Industries, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(4,118)	(1,042,299)	(1,014,387)	14,750
John Bean Technologies Corp.	USFF -0.250%	Weekly	MS	01/10/28	(986)	(118,273)	(93,640)	25,252
Kadant, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(471)	(132,663)	(138,370)	(6,956)
Karat Packaging, Inc.	USFF -0.730%	Weekly	MS	01/12/29	(110)	(3,145)	(3,254)	(217)
Lennox International, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(1,396)	(749,978)	(746,832)	(5,108)
Lindsay Corp.	USFF +0.250%	Weekly	MS	01/12/29	(208)	(26,218)	(25,559)	348
Mercury Systems, Inc.	USFF -0.250%	Weekly	MS	01/05/26	(42,915)	(2,110,467)	(1,158,276)	933,514
Moog, Inc., Class A	USFF -0.250%	Weekly	MS	07/11/28	(1,976)	(228,563)	(330,585)	(107,539)
MYR Group, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(15,116)	(2,305,325)	(2,051,392)	233,538
NEXTracker, Inc., Class A	USFF -0.250%	Weekly	MS	01/12/29	(18,777)	(1,111,187)	(880,266)	247,406
Oshkosh Corp.	USFF -0.250%	Weekly	MS	01/12/29	(14,484)	(1,685,608)	(1,567,169)	98,035
Plug Power, Inc.	USFF -1.838%	Weekly	MS	01/10/28	(285,385)	(1,592,309)	(664,947)	913,250
RBC Bearings, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(518)	(143,199)	(139,746)	2,060
Rocket Lab USA, Inc.	USFF -0.700%	Weekly	MS	07/11/28	(77,391)	(345,992)	(371,477)	(30,411)
Rockwell Automation, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(544)	(147,000)	(149,752)	(4,127)

GOTHAM ABSOLUTE RETURN FUND
Portfolio of Investments (Continued)
June 30, 2024
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Capital Goods — (continued)
Rush Enterprises, Inc., Class A	USFF -0.250%	Weekly	MS	07/08/27	(40,167)	$(1,772,633)	$(1,681,792)	$61,432
Sensata Technologies Holding PLC (United Kingdom)	USFF -0.250%	Weekly	MS	01/12/29	(30,285)	(1,079,569)	(1,132,356)	(70,287)
Simpson Manufacturing Co., Inc.	USFF -0.250%	Weekly	MS	01/12/29	(3,026)	(559,434)	(509,972)	44,172
Spirit AeroSystems Holdings, Inc., Class A	USFF -0.250%	Weekly	MS	01/12/29	(8,986)	(274,006)	(295,370)	(23,875)
Stantec, Inc. (Canada)	USFF -0.250%	Weekly	MS	01/12/29	(2,865)	(233,398)	(239,371)	(8,537)
Stratasys Ltd. (Israel)	USFF -0.630%	Weekly	MS	07/11/28	(27,268)	(333,733)	(228,779)	101,980
Thermon Group Holdings, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(8,890)	(281,977)	(273,456)	5,611
Timken Co. (The)	USFF -0.250%	Weekly	MS	01/12/29	(10,333)	(889,320)	(827,983)	51,123
Toro Co. (The)	USFF -0.250%	Weekly	MS	07/11/28	(6,127)	(564,974)	(572,936)	(20,629)
WillScot Mobile Mini Holdings Corp.	USFF -0.250%	Weekly	MS	01/12/29	(4,726)	(231,944)	(177,887)	60,087
Xometry, Inc., Class A	USFF -0.250%	Weekly	MS	07/08/27	(35,187)	(804,111)	(406,762)	390,184
					(1,776,341)	(45,261,577)	(38,165,497)	6,630,145
Commercial & Professional Services
Alight, Inc., Class A	USFF -0.250%	Weekly	MS	01/12/29	(33,401)	(260,608)	(246,499)	11,779
Brady Corp., Class A	USFF -0.250%	Weekly	MS	01/12/29	(4,249)	(253,414)	(280,519)	(30,948)
CACI International, Inc., Class A	USFF -0.250%	Weekly	MS	01/12/29	(649)	(246,089)	(279,154)	(38,383)
Casella Waste Systems, Inc., Class A	USFF -0.250%	Weekly	MS	07/11/28	(15,353)	(1,292,182)	(1,523,325)	(242,609)
CBIZ, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(16,790)	(1,192,340)	(1,244,139)	(63,950)
Ceridian HCM Holding, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(48,424)	(2,919,146)	(2,401,830)	491,513
Clarivate PLC (Jersey)	USFF -0.250%	Weekly	MS	07/11/28	(38,037)	(326,122)	(216,431)	106,738
Clean Harbors, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(3,076)	(606,125)	(695,637)	(94,933)
Concentrix Corp.	USFF -0.250%	Weekly	MS	01/12/29	(23,187)	(1,681,481)	(1,467,273)	188,126
Copart, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(17,352)	(947,746)	(939,784)	(469)
CSG Systems International, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(1,131)	(46,404)	(46,563)	(648)
Driven Brands Holdings, Inc.	USFF -0.250%	Weekly	MS	07/06/26	(63,419)	(1,187,203)	(807,324)	369,339
Exponent, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(10,928)	(996,971)	(1,039,471)	(63,225)
GEO Group, Inc. (The)	USFF -0.250%	Weekly	MS	01/12/29	(1,085)	(15,351)	(15,581)	(445)

GOTHAM ABSOLUTE RETURN FUND
Portfolio of Investments (Continued)
June 30, 2024
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Commercial & Professional Services — (continued)
GFL Environmental, Inc. (Canada)	USFF -0.250%	Weekly	MS	07/11/28	(26,845)	$(899,855)	$(1,045,076)	$(155,711)
Harsco Corp.	USFF -0.250%	Weekly	MS	01/12/29	(292)	(2,506)	(2,520)	(116)
Huron Consulting Group, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(6,172)	(563,570)	(607,942)	(49,418)
Insperity, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(7,590)	(819,144)	(692,284)	118,164
Liquidity Services, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(18)	(359)	(360)	(84)
Montrose Environmental Group, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(856)	(39,496)	(38,143)	924
Parsons Corp.	USFF -0.250%	Weekly	MS	01/12/29	(5,857)	(464,275)	(479,161)	(19,057)
Paychex, Inc.	USFF +0.250%	Weekly	MS	01/12/29	(18,736)	(2,284,892)	(2,221,340)	43,338
Paycom Software, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(494)	(175,240)	(70,662)	102,213
Paycor HCM, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(29,269)	(367,816)	(371,716)	(7,221)
Paylocity Holding Corp.	USFF -0.250%	Weekly	MS	07/11/28	(2,819)	(624,650)	(371,685)	247,380
Science Applications International Corp.	USFF -0.250%	Weekly	MS	01/12/29	(3,758)	(492,261)	(441,753)	46,369
Stericycle, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(38,999)	(2,016,280)	(2,267,012)	(268,579)
Upwork, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(38,086)	(469,583)	(409,425)	56,443
Verisk Analytics, Inc.	USFF -0.250%	Weekly	MS	01/07/27	(830)	(218,066)	(223,727)	(7,981)
Verra Mobility Corp.	USFF -0.250%	Weekly	MS	01/12/29	(20,190)	(491,956)	(549,168)	(62,478)
Vestis Corp.	USFF -0.250%	Weekly	MS	01/12/29	(17,220)	(326,618)	(210,601)	112,457
Waste Connections, Inc. (Canada)	USFF -0.250%	Weekly	MS	01/12/29	(3,054)	(531,177)	(535,549)	(9,247)
WNS Holdings Ltd. (Jersey)	USFF -0.250%	Weekly	MS	01/12/29	(471)	(24,521)	(24,728)	(502)
					(498,637)	(22,783,447)	(21,766,382)	778,779
Consumer Discretionary Distribution & Retail
Asbury Automotive Group, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(1,382)	(315,925)	(314,916)	(1,884)
AutoNation, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(5,145)	(821,232)	(820,010)	(6,767)
Boot Barn Holdings, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(6,418)	(597,524)	(827,473)	(235,294)
Buckle, Inc. (The)	USFF -0.250%	Weekly	MS	07/11/28	(8,788)	(391,921)	(324,629)	40,727
Caleres, Inc.	USFF -0.250%	Weekly	MS	07/08/27	(6,740)	(182,955)	(226,464)	(48,074)
Five Below, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(28,736)	(3,308,534)	(3,131,362)	147,938
Floor & Decor Holdings, Inc., Class A	USFF -0.250%	Weekly	MS	01/12/29	(5,596)	(674,396)	(556,298)	114,720
Foot Locker, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(15,754)	(651,498)	(392,590)	255,226
GigaCloud Technology, Inc., Class A (Cayman Islands)	USFF -7.830%	Weekly	MS	01/12/29	(32,801)	(1,199,918)	(997,806)	196,113

GOTHAM ABSOLUTE RETURN FUND
Portfolio of Investments (Continued)
June 30, 2024
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Consumer Discretionary Distribution & Retail — (continued)
Group 1 Automotive, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(1,305)	$(387,406)	$(387,950)	$(4,538)
Leslie's, Inc.	USFF -0.253%	Weekly	MS	01/05/26	(926)	(28,392)	(3,880)	26,677
Lithia Motors, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(4,152)	(1,079,447)	(1,048,172)	19,973
MarineMax, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(24,447)	(722,959)	(791,349)	(74,841)
Murphy U.S.A., Inc.	USFF -0.250%	Weekly	MS	01/12/29	(5,667)	(2,483,762)	(2,660,430)	(199,356)
Ollie's Bargain Outlet Holdings, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(5,932)	(531,147)	(582,344)	(55,958)
O'Reilly Automotive, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(661)	(709,392)	(698,056)	5,005
Penske Automotive Group, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(5,212)	(871,580)	(776,692)	74,547
RH	USFF -0.250%	Weekly	MS	07/11/28	(1,940)	(569,123)	(474,214)	89,815
Shoe Carnival, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(4,442)	(125,550)	(163,865)	(40,805)
Sonic Automotive, Inc., Class A	USFF -0.250%	Weekly	MS	07/11/28	(8,188)	(437,318)	(446,000)	(18,605)
Urban Outfitters, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(15,397)	(678,216)	(632,047)	40,569
Valvoline, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(50,112)	(2,071,412)	(2,164,838)	(111,759)
Victoria's Secret & Co.	USFF +0.250%	Weekly	MS	01/05/26	(15,209)	(571,807)	(268,743)	303,374
Warby Parker, Inc., Class A	USFF -0.250%	Weekly	MS	01/12/29	(33,309)	(443,967)	(534,943)	(98,609)
					(288,259)	(19,855,381)	(19,225,071)	418,194
Consumer Durables & Apparel
Acushnet Holdings Corp.	USFF -0.250%	Weekly	MS	01/12/29	(6,988)	(456,742)	(443,598)	6,965
Amer Sports, Inc. (Cayman Islands)	USFF -0.980%	Weekly	MS	01/12/29	(43,718)	(654,214)	(549,535)	98,834
Brunswick Corp.	USFF -0.250%	Weekly	MS	01/12/29	(20,171)	(1,656,800)	(1,467,844)	172,773
Capri Holdings Ltd. (British Virgin Islands)	USFF -0.250%	Weekly	MS	07/11/28	(41,833)	(2,072,621)	(1,383,836)	670,442
Gildan Activewear, Inc. (Canada)	USFF -0.250%	Weekly	MS	01/10/28	(4,418)	(142,964)	(167,531)	(30,171)
Levi Strauss & Co., Class A	USFF -0.250%	Weekly	MS	01/10/28	(19,186)	(348,178)	(369,906)	(39,349)
Polaris, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(8,907)	(762,359)	(697,507)	53,257
SharkNinja, Inc. (Cayman Islands)	USFF -0.250%	Weekly	MS	01/12/29	(26,478)	(1,670,303)	(1,989,822)	(349,819)
Skechers USA, Inc., Class A	USFF -0.250%	Weekly	MS	01/12/29	(2,329)	(155,025)	(160,980)	(8,134)
Skyline Champion Corp.	USFF -0.250%	Weekly	MS	01/12/29	(17,786)	(1,338,054)	(1,205,001)	121,181
Steven Madden Ltd.	USFF -0.250%	Weekly	MS	01/12/29	(26,398)	(1,125,722)	(1,116,635)	(7,370)
Sturm Ruger & Co., Inc.	USFF -0.250%	Weekly	MS	01/12/29	(8,655)	(386,017)	(360,481)	20,780
Topgolf Callaway Brands Corp.	USFF -0.250%	Weekly	MS	01/05/26	(35,738)	(898,100)	(546,791)	343,315

GOTHAM ABSOLUTE RETURN FUND
Portfolio of Investments (Continued)
June 30, 2024
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Consumer Durables & Apparel — (continued)
VF Corp.	USFF -0.250%	Weekly	MS	01/12/29	(49,957)	$(636,007)	$(674,419)	$(48,548)
Vizio Holding Corp., Class A	USFF -0.250%	Weekly	MS	01/12/29	(38,829)	(414,099)	(419,353)	(8,983)
Whirlpool Corp.	USFF -0.250%	Weekly	MS	07/11/28	(7,647)	(786,781)	(781,523)	(17,510)
					(359,038)	(13,503,986)	(12,334,762)	977,663
Consumer Services
Airbnb, Inc., Class A	USFF -0.250%	Weekly	MS	01/12/29	(1,310)	(216,450)	(198,635)	15,827
Bowlero Corp., Class A	USFF -13.430%	Weekly	MS	01/12/29	(24,761)	(310,099)	(358,787)	(51,975)
Carnival Corp. (Panama)	USFF -0.250%	Weekly	MS	01/12/29	(24,769)	(422,336)	(463,676)	(86,232)
Choice Hotels International, Inc.	USFF -3.330%	Weekly	MS	01/12/29	(5,830)	(716,037)	(693,770)	14,566
Churchill Downs, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(2,389)	(296,475)	(333,504)	(44,066)
Coursera, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(135,800)	(1,421,711)	(972,328)	436,621
Dave & Buster's Entertainment, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(10,544)	(513,437)	(419,757)	89,076
Duolingo, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(4,427)	(888,614)	(923,782)	(43,881)
Everi Holdings, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(17,275)	(136,607)	(145,110)	(9,787)
Expedia Group, Inc.	USFF +0.250%	Weekly	MS	01/12/29	(10,043)	(1,265,075)	(1,265,318)	(11,470)
First Watch Restaurant Group, Inc.	USFF -0.630%	Weekly	MS	07/11/28	(38,028)	(765,446)	(667,772)	90,849
Krispy Kreme, Inc.	USFF -0.250%	Weekly	MS	07/08/27	(111,345)	(1,539,440)	(1,198,072)	315,254
Kura Sushi USA, Inc., Class A	USFF -0.250%	Weekly	MS	01/12/29	(169)	(12,547)	(10,662)	1,694
Life Time Group Holdings, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(485)	(9,137)	(9,133)	(156)
Light & Wonder, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(1,812)	(186,592)	(190,043)	(5,175)
MGM Resorts International	USFF +0.250%	Weekly	MS	01/12/29	(12,968)	(541,857)	(576,298)	(39,295)
Mister Car Wash, Inc.	USFF -0.250%	Weekly	MS	01/07/27	(152,497)	(1,315,231)	(1,085,779)	217,783
Norwegian Cruise Line Holdings Ltd. (Bermuda)	USFF -0.250%	Weekly	MS	01/12/29	(11,836)	(189,309)	(222,398)	(34,837)
Papa John's International, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(4,347)	(366,838)	(204,222)	151,305
Penn Entertainment, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(44,712)	(780,170)	(865,401)	(93,985)
Planet Fitness, Inc., Class A	USFF -0.250%	Weekly	MS	01/12/29	(14,911)	(1,079,174)	(1,097,300)	(27,716)
Portillo's, Inc., Class A	USFF -0.250%	Weekly	MS	01/10/28	(86,947)	(1,447,510)	(845,125)	589,550
Red Rock Resorts, Inc., Class A	USFF -0.250%	Weekly	MS	07/08/27	(23,049)	(1,049,942)	(1,266,082)	(292,225)
Service Corp. International	USFF -0.250%	Weekly	MS	01/12/29	(4,161)	(301,340)	(295,972)	2,377
Starbucks Corp.	USFF +0.250%	Weekly	MS	01/12/29	(12,697)	(1,047,345)	(988,461)	67,935

GOTHAM ABSOLUTE RETURN FUND
Portfolio of Investments (Continued)
June 30, 2024
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Consumer Services — (continued)
Wendy's Co. (The)	USFF -0.250%	Weekly	MS	01/12/29	(25,852)	$(508,763)	$(438,450)	$59,287
Wingstop, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(4,524)	(1,780,137)	(1,912,114)	(148,231)
					(787,488)	(19,107,619)	(17,647,951)	1,163,093
Consumer Staples Distribution & Retail
BJ's Wholesale Club Holdings, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(11,752)	(918,948)	(1,032,296)	(129,625)
Casey's General Stores, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(2,791)	(887,573)	(1,064,934)	(209,052)
Chefs' Warehouse, Inc. (The)	USFF -0.250%	Weekly	MS	01/10/28	(7,775)	(269,513)	(304,080)	(37,690)
Dollar Tree, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(21,338)	(2,350,516)	(2,278,258)	51,334
Grocery Outlet Holding Corp.	USFF -0.250%	Weekly	MS	01/12/29	(84,507)	(1,809,991)	(1,869,295)	(75,333)
Maplebear, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(6,452)	(248,870)	(207,367)	47,153
PriceSmart, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(9,552)	(715,987)	(775,622)	(78,467)
SpartanNash Co.	USFF -0.250%	Weekly	MS	07/08/27	(21,576)	(628,740)	(404,766)	192,886
Sprouts Farmers Market, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(3,098)	(131,105)	(259,179)	(129,309)
United Natural Foods, Inc.	USFF -0.250%	Weekly	MS	07/08/27	(30,941)	(605,460)	(405,327)	194,626
					(199,782)	(8,566,703)	(8,601,124)	(173,477)
Energy
APA Corp.	USFF +0.250%	Weekly	MS	01/12/29	(850)	(24,345)	(25,024)	(973)
Atlas Energy Solutions, Inc.	USFF -0.730%	Weekly	MS	07/11/28	(59,854)	(1,222,743)	(1,192,890)	8,022
Baytex Energy Corp. (Canada)	USFF -0.252%	Weekly	MS	07/08/27	(236,506)	(793,207)	(823,041)	(49,900)
Cameco Corp. (Canada)	USFF -0.250%	Weekly	MS	01/12/29	(7,059)	(363,337)	(347,303)	11,923
Cheniere Energy, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(10,740)	(1,730,031)	(1,877,674)	(162,968)
Civitas Resources, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(20,985)	(1,492,054)	(1,447,965)	(19,018)
Clean Energy Fuels Corp.	USFF -0.270%	Weekly	MS	07/11/28	(116,218)	(436,223)	(310,302)	122,151
Comstock Resources, Inc.	USFF -0.580%	Weekly	MS	01/10/28	(99,540)	(1,074,683)	(1,033,225)	5,676
Core Laboratories, Inc.	USFF -0.250%	Weekly	MS	07/06/26	(15,383)	(454,641)	(312,121)	138,136
Crescent Energy Co., Class A	USFF -0.630%	Weekly	MS	07/11/28	(20,489)	(243,293)	(242,795)	(7,413)
CVR Energy, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(14,135)	(516,856)	(378,394)	130,812
DT Midstream, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(3,359)	(174,966)	(238,590)	(85,459)
Enbridge, Inc. (Canada)	USFF -0.250%	Weekly	MS	01/12/29	(48,284)	(1,773,342)	(1,718,428)	35,695
Expro Group Holdings NV (Netherlands)	USFF -0.250%	Weekly	MS	01/12/29	(35,982)	(669,619)	(824,707)	(164,105)

GOTHAM ABSOLUTE RETURN FUND
Portfolio of Investments (Continued)
June 30, 2024
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Energy — (continued)
Green Plains, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(8,914)	$(286,704)	$(141,376)	$142,722
Gulfport Energy Corp.	USFF -0.250%	Weekly	MS	01/12/29	(2,167)	(341,803)	(327,217)	11,639
Kinetik Holdings, Inc.	USFF -0.250%	Weekly	MS	01/07/27	(18,549)	(703,667)	(768,671)	(175,934)
Kosmos Energy Ltd.	USFF -0.250%	Weekly	MS	07/11/28	(133,441)	(886,551)	(739,263)	139,725
Magnolia Oil & Gas Corp., Class A	USFF -0.250%	Weekly	MS	01/12/29	(7,632)	(186,398)	(193,395)	(8,720)
Matador Resources Co.	USFF -0.250%	Weekly	MS	01/12/29	(7,666)	(438,481)	(456,894)	(23,618)
New Fortress Energy, Inc.	USFF -0.980%	Weekly	MS	07/08/27	(25,137)	(1,165,461)	(552,511)	518,990
NextDecade Corp.	USFF -0.250%	Weekly	MS	01/12/29	(29,735)	(180,729)	(236,096)	(57,039)
Northern Oil and Gas, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(9,552)	(359,945)	(355,048)	(2,225)
NOV, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(113,738)	(2,079,362)	(2,162,159)	(111,951)
Obsidian Energy Ltd. (Canada)	USFF -1.880%	Weekly	MS	01/12/29	(88)	(658)	(658)	(86)
Oceaneering International, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(7,867)	(202,047)	(186,133)	14,053
Par Pacific Holdings, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(51,143)	(1,495,012)	(1,291,361)	190,398
Patterson-UTI Energy, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(57,594)	(671,686)	(596,674)	58,757
Precision Drilling Corp. (Canada)	USFF -0.250%	Weekly	MS	01/12/29	(64)	(4,409)	(4,502)	(211)
ProFrac Holding Corp., Class A	USFF -0.630%	Weekly	MS	07/08/27	(33,243)	(468,952)	(246,331)	218,949
ProPetro Holding Corp.	USFF -0.250%	Weekly	MS	01/10/28	(110,163)	(1,042,671)	(955,113)	77,190
RPC, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(33,901)	(234,121)	(211,881)	19,663
SilverBow Resources, Inc.	USFF -0.250%	Weekly	MS	07/08/27	(25,555)	(970,196)	(966,746)	(5,178)
Southwestern Energy Co.	USFF -0.250%	Weekly	MS	01/12/29	(53,731)	(389,208)	(361,610)	24,856
Talos Energy, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(63,744)	(897,492)	(774,490)	115,013
Targa Resources Corp.	USFF -0.250%	Weekly	MS	01/12/29	(31,978)	(3,698,486)	(4,118,127)	(453,138)
Transocean Ltd. (Switzerland)	USFF -0.630%	Weekly	MS	01/12/29	(57,697)	(330,687)	(308,679)	18,784
Valaris Ltd. (Bermuda)	USFF -0.250%	Weekly	MS	07/11/28	(26,406)	(1,918,766)	(1,967,247)	(65,469)
Veren, Inc. (Canada)	USFF -0.250%	Weekly	MS	07/11/28	(109,638)	(766,593)	(862,851)	(114,918)
Vermilion Energy, Inc. (Canada)	USFF -0.250%	Weekly	MS	01/10/28	(16,743)	(233,808)	(184,340)	42,473
Vital Energy, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(15,507)	(757,450)	(695,024)	55,672
Williams Cos., Inc. (The)	USFF -0.250%	Weekly	MS	01/12/29	(62,615)	(2,540,084)	(2,661,137)	(192,664)
World Kinect Corp.	USFF -0.250%	Weekly	MS	07/08/27	(18,410)	(495,851)	(474,978)	5,084
					(1,822,002)	(34,716,618)	(33,572,971)	405,396

GOTHAM ABSOLUTE RETURN FUND
Portfolio of Investments (Continued)
June 30, 2024
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Financial Services
Flywire Corp.	USFF -0.250%	Weekly	MS	01/12/29	(30,299)	$(507,239)	$(496,601)	$6,088
MarketAxess Holdings, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(4,405)	(950,889)	(883,335)	56,156
Marqeta, Inc., Class A	USFF -0.250%	Weekly	MS	01/12/29	(234,587)	(1,328,152)	(1,285,537)	30,832
Nasdaq, Inc.	USFF +0.250%	Weekly	MS	01/12/29	(6,767)	(405,570)	(407,779)	(5,863)
Nuvei Corp. (Canada)	USFF -0.250%	Weekly	MS	01/12/29	(16,193)	(521,261)	(524,329)	(9,165)
Remitly Global, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(126,081)	(2,091,234)	(1,528,102)	544,624
S&P Global, Inc.	USFF +0.250%	Weekly	MS	01/12/29	(461)	(206,310)	(205,606)	(932)
					(418,793)	(6,010,655)	(5,331,289)	621,740
Food, Beverage & Tobacco
Brown-Forman Corp., Class B	USFF -0.250%	Weekly	MS	07/11/28	(4,522)	(297,295)	(195,305)	96,105
Bunge Global SA (Switzerland)	USFF -0.250%	Weekly	MS	01/12/29	(6,526)	(697,662)	(696,781)	(5,494)
Cal-Maine Foods, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(22,908)	(1,334,142)	(1,399,908)	(103,707)
Campbell Soup Co.	USFF +0.250%	Weekly	MS	01/12/29	(55,572)	(2,459,000)	(2,511,299)	(71,485)
Darling Ingredients, Inc.	USFF -0.250%	Weekly	MS	07/08/27	(833)	(66,262)	(30,613)	35,027
Duckhorn Portfolio, Inc. (The)	USFF -0.250%	Weekly	MS	01/12/29	(54,567)	(464,836)	(387,426)	73,235
Flowers Foods, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(14,200)	(367,764)	(315,240)	47,007
Hain Celestial Group, Inc. (The)	USFF -0.250%	Weekly	MS	07/08/27	(3,344)	(74,221)	(23,107)	50,380
J M Smucker Co. (The)	USFF -0.250%	Weekly	MS	01/12/29	(32,641)	(3,800,203)	(3,559,175)	195,117
John B Sanfilippo & Son, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(1,465)	(151,054)	(142,354)	5,847
Lamb Weston Holdings, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(69,333)	(6,196,564)	(5,829,519)	288,566
National Beverage Corp.	USFF -0.250%	Weekly	MS	01/12/29	(93)	(4,780)	(4,765)	(107)
Pilgrim's Pride Corp.	USFF -0.250%	Weekly	MS	07/11/28	(5,814)	(149,925)	(223,781)	(80,072)
Post Holdings, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(2,641)	(279,061)	(275,087)	1,675
TreeHouse Foods, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(48,725)	(1,776,417)	(1,785,284)	(24,601)
Universal Corp.	USFF -0.250%	Weekly	MS	01/12/29	(3,869)	(182,289)	(186,447)	(5,844)
Westrock Coffee Co.	USFF -4.930%	Weekly	MS	01/12/29	(34)	(348)	(348)	(83)
					(327,087)	(18,301,823)	(17,566,439)	501,566
Health Care Equipment & Services
Abbott Laboratories	USFF +0.250%	Weekly	MS	01/12/29	(9,207)	(984,288)	(956,699)	21,756
Acadia Healthcare Co., Inc.	USFF -0.250%	Weekly	MS	07/11/28	(37,938)	(2,705,719)	(2,562,333)	119,465
AdaptHealth Corp.	USFF -0.250%	Weekly	MS	01/05/26	(29,856)	(382,260)	(298,560)	80,252
agilon health, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(84,534)	(713,586)	(552,852)	152,592
Alphatec Holdings, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(112,067)	(1,319,886)	(1,171,100)	137,076
Amedisys, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(4,789)	(444,214)	(439,630)	582

GOTHAM ABSOLUTE RETURN FUND
Portfolio of Investments (Continued)
June 30, 2024
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Health Care Equipment & Services — (continued)
Bausch + Lomb Corp. (Canada)	USFF -3.780%	Weekly	MS	01/12/29	(1,017)	$(15,092)	$(14,767)	$113
Cardinal Health, Inc.	USFF +0.250%	Weekly	MS	01/12/29	(1,585)	(164,655)	(155,837)	10,071
Cooper Cos., Inc. (The)	USFF -0.250%	Weekly	MS	07/11/28	(24,249)	(2,281,441)	(2,116,938)	144,868
CorVel Corp.	USFF -0.250%	Weekly	MS	07/08/27	(86)	(21,737)	(21,867)	(402)
DENTSPLY SIRONA, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(4,594)	(188,491)	(114,437)	69,649
Dexcom, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(2,040)	(284,373)	(231,295)	60,320
Doximity, Inc., Class A	USFF -0.250%	Weekly	MS	07/11/28	(5,340)	(194,304)	(149,360)	43,152
Edwards Lifesciences Corp.	USFF -0.250%	Weekly	MS	01/12/29	(29,843)	(2,693,852)	(2,756,598)	(86,563)
Encompass Health Corp.	USFF -0.250%	Weekly	MS	01/12/29	(10,596)	(889,005)	(909,031)	(28,749)
Enovis Corp.	USFF -0.250%	Weekly	MS	01/12/29	(14,216)	(698,678)	(642,563)	49,879
Globus Medical, Inc., Class A	USFF -0.250%	Weekly	MS	07/08/27	(5,075)	(338,494)	(347,587)	(18,744)
GoodRx Holdings, Inc., Class A	USFF -0.250%	Weekly	MS	01/12/29	(52,336)	(396,376)	(408,221)	(15,418)
Haemonetics Corp.	USFF -0.250%	Weekly	MS	01/12/29	(9,225)	(824,341)	(763,184)	54,472
Henry Schein, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(5,484)	(423,500)	(351,524)	77,652
ICU Medical, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(322)	(37,922)	(38,238)	(730)
Inspire Medical Systems, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(12,775)	(1,966,095)	(1,709,678)	239,012
Insulet Corp.	USFF -0.250%	Weekly	MS	07/11/28	(2,058)	(427,926)	(415,304)	8,770
Integer Holdings Corp.	USFF -0.250%	Weekly	MS	01/12/29	(19,555)	(2,224,171)	(2,264,273)	(62,534)
Integra LifeSciences Holdings Corp.	USFF -0.250%	Weekly	MS	07/11/28	(25,442)	(845,791)	(741,380)	96,873
Intuitive Surgical, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(8,085)	(3,112,216)	(3,596,612)	(511,901)
iRhythm Technologies, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(20,843)	(2,127,195)	(2,243,541)	(135,170)
LifeStance Health Group, Inc.	USFF -0.645%	Weekly	MS	01/12/29	(8,391)	(43,248)	(41,200)	1,587
Masimo Corp.	USFF -0.250%	Weekly	MS	01/10/28	(2,850)	(469,012)	(358,929)	107,154
MEDNAX, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(7,416)	(55,889)	(55,991)	(674)
Neogen Corp.	USFF -0.250%	Weekly	MS	01/10/28	(78,883)	(1,250,081)	(1,232,941)	6,044
Novocure Ltd. (Jersey)	USFF -0.250%	Weekly	MS	01/10/28	(64,762)	(1,895,058)	(1,109,373)	767,953
Option Care Health, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(55,350)	(1,686,756)	(1,533,195)	138,618
Paragon 28, Inc.	USFF -0.580%	Weekly	MS	01/12/29	(234)	(1,555)	(1,601)	(140)
Patterson Cos., Inc.	USFF -0.250%	Weekly	MS	07/11/28	(17,201)	(505,665)	(414,888)	80,462
Pennant Group, Inc. (The)	USFF -0.250%	Weekly	MS	01/12/29	(232)	(5,248)	(5,380)	(258)
PetIQ, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(4,090)	(87,198)	(90,225)	(3,876)

GOTHAM ABSOLUTE RETURN FUND
Portfolio of Investments (Continued)
June 30, 2024
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Health Care Equipment & Services — (continued)
QuidelOrtho Corp.	USFF -0.250%	Weekly	MS	07/06/26	(51,929)	$(2,775,884)	$(1,725,081)	$1,026,262
RadNet, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(3,706)	(214,813)	(218,358)	(5,518)
Schrodinger, Inc.	USFF -0.250%	Weekly	MS	07/06/26	(47,304)	(1,457,574)	(914,859)	529,791
STAAR Surgical Co.	USFF -0.250%	Weekly	MS	01/10/28	(5,985)	(368,521)	(284,946)	80,248
Stryker Corp.	USFF -0.250%	Weekly	MS	01/12/29	(2,550)	(883,203)	(867,637)	6,585
Teladoc Health, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(49,795)	(741,712)	(486,995)	248,101
US Physical Therapy, Inc.	USFF -0.250%	Weekly	MS	01/07/27	(1,731)	(195,123)	(159,979)	30,104
					(935,566)	(39,342,148)	(35,474,987)	3,518,786
Household & Personal Products
Church & Dwight Co., Inc.	USFF -0.250%	Weekly	MS	01/12/29	(17,431)	(1,835,688)	(1,807,246)	7,164
elf Beauty, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(21,214)	(3,954,700)	(4,470,214)	(574,902)
Inter Parfums, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(12,632)	(1,660,368)	(1,465,691)	168,314
					(51,277)	(7,450,756)	(7,743,151)	(399,424)
Materials
AdvanSix, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(2,610)	(61,713)	(59,821)	1,207
Air Products and Chemicals, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(5,629)	(1,610,994)	(1,452,563)	118,470
Albemarle Corp.	USFF -0.250%	Weekly	MS	01/10/28	(9,552)	(1,481,355)	(912,407)	544,752
Algoma Steel Group, Inc. (Canada)	USFF -1.180%	Weekly	MS	01/10/28	(40,637)	(326,777)	(282,834)	32,272
Arcadium Lithium PLC (Jersey)	USFF -0.275%	Weekly	MS	01/12/29	(582,660)	(2,468,690)	(1,957,738)	489,119
Barrick Gold Corp. (Canada)	USFF -0.250%	Weekly	MS	01/12/29	(153,991)	(2,651,966)	(2,568,570)	48,789
Berry Global Group, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(4,770)	(286,805)	(280,715)	3,484
Century Aluminum Co.	USFF -0.250%	Weekly	MS	01/12/29	(81,825)	(1,341,154)	(1,370,569)	(41,313)
CF Industries Holdings, Inc.	USFF +0.250%	Weekly	MS	01/12/29	(41,844)	(3,164,680)	(3,101,477)	35,236
Coeur Mining, Inc.	USFF -0.250%	Weekly	MS	07/06/26	(196,827)	(1,249,091)	(1,106,168)	129,189
Commercial Metals Co.	USFF -0.250%	Weekly	MS	01/12/29	(1,761)	(94,846)	(96,837)	(2,907)
Compass Minerals International, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(9,144)	(159,807)	(94,458)	63,977
Element Solutions, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(27,532)	(740,951)	(746,668)	(12,326)
Equinox Gold Corp. (Canada)	USFF -0.980%	Weekly	MS	07/23/25	(297,287)	(2,134,907)	(1,554,811)	561,204
FMC Corp.	USFF -0.250%	Weekly	MS	07/11/28	(9,826)	(952,026)	(565,486)	355,274
Franco-Nevada Corp. (Canada)	USFF -0.250%	Weekly	MS	01/12/29	(3,090)	(390,790)	(366,227)	19,927
Ginkgo Bioworks Holdings, Inc.	USFF -27.853%	Weekly	MS	07/11/28	(568,485)	(677,080)	(190,045)	480,989

GOTHAM ABSOLUTE RETURN FUND
Portfolio of Investments (Continued)
June 30, 2024
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Materials — (continued)
Graphic Packaging Holding Co.	USFF -0.250%	Weekly	MS	07/11/28	(69,858)	$(1,908,322)	$(1,830,978)	$52,966
Greif, Inc., Class A	USFF -0.250%	Weekly	MS	07/11/28	(2,598)	(158,721)	(149,307)	7,194
Hecla Mining Co.	USFF -0.250%	Weekly	MS	07/08/27	(190,746)	(989,337)	(925,118)	52,789
Huntsman Corp.	USFF -0.250%	Weekly	MS	01/12/29	(22,528)	(552,799)	(512,963)	29,987
IAMGOLD Corp. (Canada)	USFF -0.250%	Weekly	MS	07/11/28	(70,349)	(182,434)	(263,809)	(84,152)
Ingevity Corp.	USFF -0.250%	Weekly	MS	01/10/28	(8,513)	(615,347)	(372,103)	241,973
MAG Silver Corp. (Canada)	USFF -0.580%	Weekly	MS	07/11/28	(34,144)	(370,634)	(398,460)	(31,173)
Materion Corp.	USFF -0.250%	Weekly	MS	01/12/29	(3,622)	(401,483)	(391,647)	6,077
Methanex Corp. (Canada)	USFF -0.250%	Weekly	MS	07/08/27	(25,022)	(1,126,395)	(1,207,562)	(111,665)
Mosaic Co. (The)	USFF -0.250%	Weekly	MS	01/12/29	(111,004)	(3,368,595)	(3,208,016)	109,842
MP Materials Corp.	USFF -0.580%	Weekly	MS	01/10/28	(53,632)	(1,038,049)	(682,735)	346,087
Nutrien Ltd. (Canada)	USFF -0.250%	Weekly	MS	07/11/28	(8,814)	(590,511)	(448,721)	117,645
O-I Glass, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(103,060)	(1,417,905)	(1,147,058)	258,273
Pactiv Evergreen, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(171)	(1,930)	(1,936)	(103)
Reliance Steel & Aluminum Co.	USFF -0.250%	Weekly	MS	01/12/29	(2,873)	(849,600)	(820,529)	19,120
Ryerson Holding Corp.	USFF -0.250%	Weekly	MS	01/12/29	(7,456)	(164,626)	(145,392)	16,943
Sandstorm Gold Ltd. (Canada)	USFF -0.250%	Weekly	MS	01/10/28	(24,940)	(149,142)	(135,674)	10,605
Schnitzer Steel Industries, Inc.	USFF -0.250%	Weekly	MS	01/07/27	(10,586)	(484,358)	(161,648)	304,412
Seabridge Gold, Inc. (Canada)	USFF -0.250%	Weekly	MS	01/12/29	(354)	(4,834)	(4,846)	(135)
Sensient Technologies Corp.	USFF -0.250%	Weekly	MS	07/08/27	(3,345)	(252,396)	(248,166)	(5,749)
Silgan Holdings, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(4,644)	(209,836)	(196,581)	8,619
SSR Mining, Inc. (Canada)	USFF -0.262%	Weekly	MS	07/08/27	(75,782)	(1,141,609)	(341,777)	782,492
Stepan Co.	USFF -0.250%	Weekly	MS	01/05/26	(3,520)	(434,499)	(295,539)	121,389
Summit Materials, Inc., Class A	USFF -0.250%	Weekly	MS	01/12/29	(36,288)	(1,421,553)	(1,328,504)	80,443
Taseko Mines Ltd. (Canada)	USFF -1.980%	Weekly	MS	01/12/29	(67,459)	(171,942)	(165,275)	5,072
Teck Resources Ltd., Class B (Canada)	USFF -0.250%	Weekly	MS	07/11/28	(12,263)	(559,232)	(587,398)	(36,619)
TriMas Corp.	USFF -0.250%	Weekly	MS	01/12/29	(7,376)	(188,718)	(188,531)	(1,812)
Tronox Holdings PLC (United Kingdom)	USFF -0.250%	Weekly	MS	01/10/28	(81,034)	(1,109,819)	(1,271,423)	(208,017)
United States Steel Corp.	USFF -0.250%	Weekly	MS	01/12/29	(36,748)	(1,706,740)	(1,389,074)	449,934

GOTHAM ABSOLUTE RETURN FUND
Portfolio of Investments (Continued)
June 30, 2024
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Materials — (continued)
Warrior Met Coal, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(14,800)	$(980,257)	$(928,996)	$42,625
Wheaton Precious Metals Corp. (Canada)	USFF -0.250%	Weekly	MS	01/12/29	(14,771)	(758,288)	(774,296)	(29,410)
					(3,145,770)	(43,103,543)	(37,231,456)	5,382,995
Media & Entertainment
Cargurus, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(29,134)	(714,988)	(763,311)	(54,703)
Cars.com, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(7,458)	(145,238)	(146,923)	(3,107)
EchoStar Corp., Class A	USFF -0.250%	Weekly	MS	01/07/27	(129,003)	(3,404,332)	(2,297,543)	1,076,317
Endeavor Group Holdings, Inc., Class A	USFF -0.250%	Weekly	MS	07/11/28	(91,536)	(2,290,846)	(2,474,218)	(217,095)
Grindr, Inc.	USFF -0.830%	Weekly	MS	01/12/29	(412)	(4,987)	(5,043)	(180)
Integral Ad Science Holding Corp.	USFF -0.250%	Weekly	MS	07/11/28	(79,031)	(827,735)	(768,181)	52,179
Lions Gate Entertainment Corp., Class B (Canada)	USFF -0.250%	Weekly	MS	07/06/26	(34,422)	(411,913)	(294,997)	113,243
Madison Square Garden Sports Corp.	USFF -0.250%	Weekly	MS	07/11/28	(2,946)	(549,702)	(554,231)	(9,470)
Magnite, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(18,139)	(196,495)	(241,067)	(47,909)
Nexstar Media Group, Inc., Class A	USFF -0.250%	Weekly	MS	07/11/28	(2,290)	(395,021)	(380,163)	4,697
Paramount Global, Class B	USFF -0.250%	Weekly	MS	07/11/28	(2,100)	(33,468)	(21,819)	10,854
ROBLOX Corp., Class A	USFF -0.250%	Weekly	MS	01/12/29	(18,510)	(603,335)	(688,757)	(97,090)
Scholastic Corp.	USFF -0.250%	Weekly	MS	01/10/28	(822)	(35,117)	(29,156)	5,458
Take-Two Interactive Software, Inc.	USFF +0.250%	Weekly	MS	01/12/29	(8,485)	(1,260,805)	(1,319,333)	(72,539)
Trade Desk, Inc. (The), Class A	USFF -0.250%	Weekly	MS	01/12/29	(7,624)	(742,441)	(744,636)	(9,202)
Vivid Seats, Inc., Class A	USFF -0.250%	Weekly	MS	01/12/29	(1,733)	(9,495)	(9,965)	(634)
Warner Bros Discovery, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(238,199)	(1,965,746)	(1,772,201)	182,010
Ziff Davis, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(1,870)	(138,913)	(102,944)	34,665
ZoomInfo Technologies, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(587)	(7,424)	(7,496)	(217)
					(674,301)	(13,738,001)	(12,621,984)	967,277
Pharmaceuticals, Biotechnology & Life Sciences
AbCellera Biologics, Inc. (Canada)	USFF -9.209%	Weekly	MS	07/11/28	(78,918)	(389,827)	(233,597)	152,715

GOTHAM ABSOLUTE RETURN FUND
Portfolio of Investments (Continued)
June 30, 2024
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Pharmaceuticals, Biotechnology & Life Sciences — (continued)
Amgen, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(867)	$(279,362)	$(270,894)	$8,077
Amicus Therapeutics, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(44,116)	(430,834)	(437,631)	(10,673)
Apellis Pharmaceuticals, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(8,153)	(409,850)	(312,749)	94,363
Arrowhead Pharmaceuticals, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(58,888)	(1,599,298)	(1,530,499)	54,626
ARS Pharmaceuticals, Inc.	USFF -0.630%	Weekly	MS	01/12/29	(83)	(683)	(706)	(109)
Avadel Pharmaceuticals PLC (Ireland)	USFF -0.250%	Weekly	MS	01/12/29	(15,063)	(231,887)	(211,786)	17,978
Avantor, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(15,267)	(372,840)	(323,660)	55,812
Axsome Therapeutics, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(9,490)	(674,442)	(763,945)	(95,624)
Bausch Health Cos., Inc. (Canada)	USFF -0.250%	Weekly	MS	01/10/28	(161,263)	(1,392,510)	(1,124,003)	256,157
Bio-Techne Corp.	USFF -0.250%	Weekly	MS	01/10/28	(6,274)	(517,260)	(449,532)	65,704
Catalent, Inc.	USFF -0.250%	Weekly	MS	07/06/26	(4,328)	(561,415)	(243,363)	338,053
Crinetics Pharmaceuticals, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(4,809)	(212,701)	(215,395)	(4,648)
Cytek Biosciences, Inc.	USFF -0.250%	Weekly	MS	07/08/27	(47,786)	(535,904)	(266,646)	265,085
Exact Sciences Corp.	USFF -0.250%	Weekly	MS	01/12/29	(43,081)	(2,098,684)	(1,820,172)	259,939
Immunome, Inc.	USFF -1.730%	Weekly	MS	01/12/29	(43)	(516)	(520)	(89)
Immunovant, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(14,020)	(362,791)	(370,128)	(10,614)
Intellia Therapeutics, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(2,614)	(90,644)	(58,501)	31,264
Iovance Biotherapeutics, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(7,220)	(59,241)	(57,904)	735
Janux Therapeutics, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(4,605)	(187,181)	(192,903)	(7,452)
Jazz Pharmaceuticals PLC (Ireland)	USFF -0.250%	Weekly	MS	07/11/28	(2,078)	(266,809)	(221,785)	47,527
Liquidia Corp.	USFF -0.580%	Weekly	MS	01/12/29	(5,162)	(65,679)	(61,944)	3,076
Madrigal Pharmaceuticals, Inc.	USFF -0.680%	Weekly	MS	01/12/29	(559)	(122,682)	(156,609)	(40,672)
Maravai LifeSciences Holdings, Inc., Class A	USFF -0.250%	Weekly	MS	07/11/28	(141,137)	(1,144,142)	(1,010,541)	123,439
Medpace Holdings, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(86)	(36,879)	(35,419)	1,055

GOTHAM ABSOLUTE RETURN FUND
Portfolio of Investments (Continued)
June 30, 2024
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Pharmaceuticals, Biotechnology & Life Sciences — (continued)
Mesa Laboratories, Inc.	USFF -0.250%	Weekly	MS	07/23/25	(1,230)	$(317,848)	$(106,727)	$207,035
Ocular Therapeutix, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(66,755)	(395,860)	(456,604)	(64,313)
Pfizer, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(7,062)	(206,058)	(197,595)	5,461
Phathom Pharmaceuticals, Inc.	USFF -7.180%	Weekly	MS	01/12/29	(863)	(8,797)	(8,889)	(249)
Pliant Therapeutics, Inc.	USFF -0.250%	Weekly	MS	07/08/27	(31,296)	(611,669)	(336,432)	269,767
Prestige Consumer Healthcare, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(2,011)	(138,978)	(138,457)	(784)
Prothena Corp. PLC (Ireland)	USFF -0.250%	Weekly	MS	07/11/28	(8,919)	(382,073)	(184,088)	194,539
Recursion Pharmaceuticals Inc, Class A	USFF -0.830%	Weekly	MS	01/12/29	(69)	(497)	(518)	(105)
REGENXBIO, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(242)	(2,930)	(2,831)	(7)
Revvity, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(17,260)	(1,869,531)	(1,809,884)	41,518
Sana Biotechnology, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(3,975)	(28,122)	(21,704)	6,091
Soleno Therapeutics, Inc.	USFF -4.130%	Weekly	MS	01/12/29	(1,112)	(46,239)	(45,370)	382
Sotera Health Co.	USFF -0.250%	Weekly	MS	07/06/26	(50,348)	(860,814)	(597,631)	255,379
Standard BioTools, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(39,190)	(87,750)	(69,366)	17,530
Tarsus Pharmaceuticals, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(5,195)	(156,858)	(141,200)	14,195
Tilray Brands, Inc.	USFF -3.458%	Weekly	MS	07/11/28	(418,633)	(756,468)	(694,931)	54,791
Travere Therapeutics, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(870)	(12,218)	(7,151)	4,879
Viridian Therapeutics, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(10,716)	(246,464)	(139,415)	104,797
WaVe Life Sciences Ltd. (Singapore)	USFF -0.780%	Weekly	MS	01/12/29	(161)	(780)	(803)	(110)
West Pharmaceutical Services, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(6,063)	(2,300,020)	(1,997,092)	281,726
Xenon Pharmaceuticals, Inc. (Canada)	USFF -0.250%	Weekly	MS	01/12/29	(5,089)	(196,426)	(198,420)	(3,805)
Y-mAbs Therapeutics, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(22)	(273)	(266)	(75)
					(1,352,991)	(20,670,734)	(17,526,206)	2,994,366

GOTHAM ABSOLUTE RETURN FUND
Portfolio of Investments (Continued)
June 30, 2024
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Semiconductors & Semiconductor Equipment
Allegro MicroSystems, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(49,236)	$(1,457,509)	$(1,390,425)	$54,161
Alpha & Omega Semiconductor Ltd. (Bermuda)	USFF -0.250%	Weekly	MS	01/10/28	(7,509)	(195,957)	(280,611)	(87,978)
Axcelis Technologies, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(5,625)	(768,272)	(799,819)	(38,397)
Cohu, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(8,483)	(263,302)	(280,787)	(19,886)
Diodes, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(24,022)	(1,713,734)	(1,727,902)	(29,349)
Enphase Energy, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(9,427)	(1,237,471)	(939,966)	286,521
First Solar, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(3,172)	(471,643)	(715,159)	(247,752)
indie Semiconductor, Inc., Class A	USFF -0.580%	Weekly	MS	01/12/29	(44,063)	(272,508)	(271,869)	(1,842)
Intel Corp.	USFF -0.250%	Weekly	MS	01/12/29	(27,869)	(962,157)	(863,103)	87,012
Kulicke & Soffa Industries, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(16,449)	(791,248)	(809,126)	(28,371)
Lattice Semiconductor Corp.	USFF -0.250%	Weekly	MS	01/12/29	(4,324)	(340,119)	(250,749)	86,312
MACOM Technology Solutions Holdings, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(33,369)	(3,034,019)	(3,719,642)	(713,740)
Marvell Technology, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(5,135)	(340,553)	(358,937)	(21,634)
MaxLinear, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(75,819)	(1,652,277)	(1,526,995)	110,178
Power Integrations, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(17,496)	(1,448,290)	(1,228,044)	194,814
Silicon Laboratories, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(9,030)	(1,253,914)	(998,989)	243,796
SiTime Corp.	USFF -0.250%	Weekly	MS	07/08/27	(4,180)	(420,759)	(519,908)	(106,957)
Synaptics, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(6,124)	(561,134)	(540,137)	15,972
Universal Display Corp.	USFF -0.250%	Weekly	MS	07/11/28	(2,344)	(420,253)	(492,826)	(78,453)
Veeco Instruments, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(4,913)	(179,131)	(229,486)	(52,606)
Wolfspeed, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(30,054)	(980,193)	(684,029)	287,446
					(388,643)	(18,764,443)	(18,628,509)	(60,753)
Software & Services
Amplitude, Inc., Class A	USFF -0.250%	Weekly	MS	01/12/29	(4,724)	(40,578)	(42,044)	(1,903)
Asana, Inc., Class A	USFF -0.250%	Weekly	MS	07/11/28	(49,798)	(825,482)	(696,674)	121,358
Aspen Technology, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(4,602)	(988,687)	(914,095)	66,562
Atlassian Corp., Class A	USFF -0.250%	Weekly	MS	01/12/29	(9,237)	(1,615,398)	(1,633,841)	(44,149)
Autodesk, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(228)	(56,182)	(56,419)	(811)
Bentley Systems, Inc., Class B	USFF -0.250%	Weekly	MS	01/12/29	(8,458)	(458,603)	(417,487)	39,784

GOTHAM ABSOLUTE RETURN FUND
Portfolio of Investments (Continued)
June 30, 2024
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Software & Services — (continued)
BILL Holdings, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(48,609)	$(3,052,578)	$(2,557,806)	$465,762
Braze, Inc., Class A	USFF -0.250%	Weekly	MS	01/12/29	(16,987)	(699,084)	(659,775)	32,744
CCC Intelligent Solutions Holdings, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(108,908)	(1,254,718)	(1,209,968)	33,335
Cleanspark, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(42,176)	(691,082)	(672,707)	12,205
Clearwater Analytics Holdings, Inc., Class A	USFF -0.250%	Weekly	MS	01/12/29	(52,940)	(898,135)	(980,449)	(91,211)
Couchbase, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(3,654)	(64,294)	(66,722)	(3,075)
Datadog, Inc., Class A	USFF -0.250%	Weekly	MS	01/12/29	(4,708)	(549,423)	(610,581)	(66,886)
Descartes Systems Group, Inc. (The) (Canada)	USFF -0.250%	Weekly	MS	01/12/29	(48)	(4,687)	(4,648)	(83)
DoubleVerify Holdings, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(9,204)	(381,823)	(179,202)	199,176
Elastic NV (Netherlands)	USFF -0.250%	Weekly	MS	01/12/29	(6,534)	(661,659)	(744,288)	(96,014)
Enfusion, Inc., Class A	USFF -0.250%	Weekly	MS	01/12/29	(6,427)	(57,499)	(54,758)	2,155
Fair Isaac Corp.	USFF +0.250%	Weekly	MS	01/12/29	(2,637)	(3,599,647)	(3,925,596)	(357,749)
Fastly, Inc., Class A	USFF -0.250%	Weekly	MS	01/12/29	(95,222)	(1,054,902)	(701,786)	343,740
Five9, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(40,344)	(2,433,213)	(1,779,170)	632,522
Freshworks, Inc., Class A	USFF -0.250%	Weekly	MS	01/12/29	(15,888)	(220,012)	(201,619)	16,375
Gartner, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(1,216)	(545,849)	(546,057)	(5,336)
Intapp, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(14,878)	(505,753)	(545,576)	(46,065)
Lightspeed Commerce, Inc. (Canada)	USFF -0.250%	Weekly	MS	07/06/26	(64,052)	(1,577,001)	(876,872)	685,899
Manhattan Associates, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(6,403)	(1,516,659)	(1,579,492)	(76,277)
MeridianLink, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(711)	(15,281)	(15,187)	(120)
MongoDB, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(1,290)	(306,041)	(322,448)	(19,184)
N-able, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(10,202)	(144,985)	(155,376)	(11,749)
Olo, Inc., Class A	USFF -0.250%	Weekly	MS	01/07/27	(78,510)	(521,090)	(347,014)	169,404
Open Text Corp. (Canada)	USFF -0.250%	Weekly	MS	01/12/29	(2,175)	(95,323)	(65,337)	27,978
PagerDuty, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(22,378)	(464,851)	(513,128)	(52,762)
Palantir Technologies, Inc., Class A	USFF -0.250%	Weekly	MS	01/12/29	(122,515)	(2,907,095)	(3,103,305)	(221,907)
PowerSchool Holdings, Inc., Class A	USFF -0.250%	Weekly	MS	07/11/28	(36,970)	(838,645)	(827,758)	3,384
Roper Technologies, Inc.	USFF +0.250%	Weekly	MS	01/12/29	(2,524)	(1,402,637)	(1,422,678)	(32,481)
SentinelOne, Inc., Class A	USFF -0.250%	Weekly	MS	01/12/29	(101,454)	(2,231,486)	(2,135,607)	70,242

GOTHAM ABSOLUTE RETURN FUND
Portfolio of Investments (Continued)
June 30, 2024
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Software & Services — (continued)
Snowflake, Inc., Class A	USFF -0.250%	Weekly	MS	01/12/29	(5,122)	$(911,750)	$(691,931)	$211,705
Sprinklr, Inc., Class A	USFF -0.250%	Weekly	MS	01/12/29	(23,537)	(319,625)	(226,426)	90,303
Sprout Social, Inc., Class A	USFF -0.250%	Weekly	MS	01/12/29	(13,401)	(594,083)	(478,148)	110,620
Squarespace, Inc., Class A	USFF -0.250%	Weekly	MS	01/12/29	(9,661)	(417,786)	(421,509)	(7,531)
Terawulf, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(287,659)	(828,229)	(1,280,083)	(460,341)
UiPath, Inc., Class A	USFF -0.250%	Weekly	MS	01/12/29	(17,329)	(206,566)	(219,732)	(15,065)
Unity Software, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(131,167)	(2,382,025)	(2,132,775)	228,180
Workiva, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(6,508)	(580,014)	(475,019)	101,322
					(1,490,995)	(38,920,460)	(36,491,093)	2,054,056
Technology Hardware & Equipment
Advanced Energy Industries, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(12,114)	(1,340,927)	(1,317,519)	8,374
Arista Networks, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(4,895)	(1,633,681)	(1,715,600)	(96,394)
Avnet, Inc.	USFF -0.250%	Weekly	MS	07/08/27	(9,598)	(468,678)	(494,201)	(42,340)
Belden, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(4,909)	(466,401)	(460,464)	(414)
Calix, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(15,792)	(626,470)	(559,511)	61,359
Cognex Corp.	USFF -0.250%	Weekly	MS	07/11/28	(36,735)	(1,539,867)	(1,717,729)	(194,513)
Coherent Corp.	USFF -0.250%	Weekly	MS	01/12/29	(10,604)	(736,913)	(768,366)	(38,026)
Corsair Gaming, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(5,895)	(66,433)	(65,081)	687
Crane NXT Co.	USFF -0.250%	Weekly	MS	01/12/29	(12,005)	(738,399)	(737,347)	(6,873)
Dell Technologies, Inc., Class C	USFF -0.250%	Weekly	MS	01/12/29	(2,133)	(321,425)	(294,162)	35,751
Extreme Networks, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(9,407)	(118,363)	(126,524)	(9,284)
Harmonic, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(55,859)	(607,279)	(657,460)	(56,758)
IonQ, Inc.	USFF -2.830%	Weekly	MS	01/12/29	(66,377)	(537,746)	(466,630)	66,297
Lumentum Holdings, Inc.	USFF -0.250%	Weekly	MS	07/08/27	(19,221)	(1,131,117)	(978,733)	142,337
OSI Systems, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(4,234)	(581,505)	(582,260)	(5,958)
Sanmina Corp.	USFF -0.250%	Weekly	MS	07/11/28	(4,130)	(229,564)	(273,613)	(47,428)
Trimble, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(10,446)	(594,219)	(584,140)	4,759
TTM Technologies, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(9,719)	(175,116)	(188,840)	(15,348)
Ubiquiti, Inc.	USFF -0.630%	Weekly	MS	01/07/27	(2,938)	(848,925)	(427,949)	406,744
Viasat, Inc.	USFF -0.250%	Weekly	MS	01/05/26	(55,939)	(1,346,142)	(710,425)	623,775
Viavi Solutions, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(21,968)	(228,875)	(150,920)	75,858
Vishay Intertechnology, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(81,523)	(1,856,467)	(1,817,963)	10,745
					(456,441)	(16,194,512)	(15,095,437)	923,350
Telecommunication Services
Cogent Communications Holdings, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(25,251)	(1,723,558)	(1,425,166)	224,069

GOTHAM ABSOLUTE RETURN FUND
Portfolio of Investments (Continued)
June 30, 2024
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Telecommunication Services — (continued)
Frontier Communications Parent, Inc.	USFF -0.250%	Weekly	MS	01/07/27	(14,030)	$(404,460)	$(367,305)	$34,184
Globalstar, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(128,483)	(159,531)	(143,901)	14,144
Gogo, Inc.	USFF -0.250%	Weekly	MS	07/08/27	(4,286)	(74,344)	(41,231)	35,973
Rogers Communications, Inc., Class B (Canada)	USFF -0.250%	Weekly	MS	07/11/28	(11,548)	(492,395)	(427,045)	47,237
Shenandoah Telecommunications Co.	USFF -0.250%	Weekly	MS	07/23/25	(11,757)	(333,955)	(191,992)	77,584
United States Cellular Corp.	USFF -0.250%	Weekly	MS	01/12/29	(3,748)	(135,347)	(209,213)	(76,373)
					(199,103)	(3,323,590)	(2,805,853)	356,818
Transportation
Air Transport Services Group, Inc.	USFF -0.250%	Weekly	MS	07/08/27	(59,108)	(1,168,770)	(819,828)	338,496
Allegiant Travel Co.	USFF -0.250%	Weekly	MS	07/11/28	(14,606)	(949,809)	(733,659)	199,973
American Airlines Group, Inc.	USFF +0.250%	Weekly	MS	01/12/29	(92,925)	(1,306,473)	(1,052,840)	250,013
ArcBest Corp.	USFF -0.250%	Weekly	MS	01/12/29	(3,041)	(326,397)	(325,630)	(2,189)
Canadian National Railway Co. (Canada)	USFF -0.250%	Weekly	MS	01/12/29	(2,198)	(283,777)	(259,650)	20,647
Canadian Pacific Kansas City Ltd. (Canada)	USFF -0.250%	Weekly	MS	01/12/29	(17,957)	(1,421,230)	(1,413,755)	(10,972)
Expeditors International of Washington, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(2,990)	(369,688)	(373,122)	(9,274)
Frontier Group Holdings, Inc.	USFF -0.261%	Weekly	MS	01/12/29	(17,695)	(90,555)	(87,236)	2,441
Hawaiian Holdings, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(22,283)	(308,565)	(276,978)	28,789
Heartland Express, Inc.	USFF -0.250%	Weekly	MS	07/08/27	(6,537)	(108,172)	(80,601)	25,761
JetBlue Airways Corp.	USFF -0.250%	Weekly	MS	07/11/28	(131,833)	(688,926)	(802,863)	(120,088)
Joby Aviation, Inc.	USFF -2.330%	Weekly	MS	01/12/29	(48,200)	(235,964)	(245,820)	(12,015)
Knight-Swift Transportation Holdings, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(25,355)	(1,212,156)	(1,265,722)	(69,679)
Matson, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(12,784)	(1,489,608)	(1,674,320)	(199,030)
Norfolk Southern Corp.	USFF -0.250%	Weekly	MS	01/12/29	(9,653)	(2,291,433)	(2,072,403)	197,338
RXO, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(19,732)	(419,884)	(515,992)	(99,888)
Saia, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(5,374)	(2,200,289)	(2,548,834)	(374,532)

GOTHAM ABSOLUTE RETURN FUND
Portfolio of Investments (Continued)
June 30, 2024
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Transportation — (continued)
Schneider National, Inc., Class B	USFF -0.250%	Weekly	MS	07/11/28	(40,424)	$(979,607)	$(976,644)	$(14,749)
Southwest Airlines Co.	USFF -0.250%	Weekly	MS	07/11/28	(20,475)	(755,695)	(585,790)	148,425
Sun Country Airlines Holdings, Inc.	USFF -0.250%	Weekly	MS	01/07/27	(14,768)	(290,832)	(185,486)	102,703
					(567,938)	(16,897,830)	(16,297,173)	402,170
Utilities
AES Corp. (The)	USFF -0.250%	Weekly	MS	01/10/28	(73,781)	(1,311,504)	(1,296,332)	(18,277)
Algonquin Power & Utilities Corp. (Canada)	USFF -0.250%	Weekly	MS	07/11/28	(300,126)	(1,982,632)	(1,758,738)	128,572
Alliant Energy Corp.	USFF -0.250%	Weekly	MS	01/07/27	(19,135)	(974,140)	(973,971)	(31,909)
Ameren Corp.	USFF -0.250%	Weekly	MS	01/12/29	(17,965)	(1,289,845)	(1,277,491)	(21,196)
American States Water Co.	USFF -0.250%	Weekly	MS	01/12/29	(4,395)	(313,500)	(318,945)	(10,177)
California Water Service Group	USFF -0.250%	Weekly	MS	01/10/28	(12,545)	(671,781)	(608,307)	44,396
Chesapeake Utilities Corp.	USFF -0.250%	Weekly	MS	01/12/29	(6,281)	(649,142)	(667,042)	(29,481)
Clearway Energy, Inc., Class C	USFF -0.250%	Weekly	MS	01/12/29	(31,205)	(747,082)	(770,451)	(41,174)
Consolidated Edison, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(15,979)	(1,553,807)	(1,428,842)	109,734
Dominion Energy, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(3,342)	(160,858)	(163,758)	(8,318)
Entergy Corp.	USFF -0.250%	Weekly	MS	01/12/29	(22,180)	(2,443,722)	(2,373,260)	45,300
Evergy, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(27,643)	(1,574,545)	(1,464,250)	40,757
Exelon Corp.	USFF -0.250%	Weekly	MS	01/10/28	(13,118)	(500,716)	(454,014)	27,074
Fortis, Inc. (Canada)	USFF -0.250%	Weekly	MS	01/12/29	(6,855)	(277,615)	(266,248)	7,651
IDACORP, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(10,519)	(1,042,550)	(979,845)	27,460
MGE Energy, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(7,798)	(609,743)	(582,667)	18,241
Middlesex Water Co.	USFF -0.250%	Weekly	MS	01/10/28	(4,873)	(348,401)	(254,663)	85,660
National Fuel Gas Co.	USFF -0.250%	Weekly	MS	07/11/28	(4,065)	(218,023)	(220,282)	(13,336)
New Jersey Resources Corp.	USFF -0.250%	Weekly	MS	01/12/29	(3,794)	(165,415)	(162,156)	128
NextEra Energy, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(11,768)	(754,771)	(833,292)	(93,677)
NiSource, Inc.	USFF -0.250%	Weekly	MS	07/08/27	(36,466)	(985,592)	(1,050,585)	(120,873)
Northwest Natural Holding Co.	USFF -0.250%	Weekly	MS	01/05/26	(16,034)	(737,223)	(578,988)	115,159
Northwestern Energy Group, Inc.	USFF -0.250%	Weekly	MS	01/05/26	(7,062)	(436,679)	(353,665)	32,921
ONE Gas, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(10,218)	(636,619)	(652,419)	(23,692)
Ormat Technologies, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(15,873)	(1,275,919)	(1,138,094)	118,146
Pinnacle West Capital Corp.	USFF -0.250%	Weekly	MS	07/11/28	(6,440)	(478,490)	(491,887)	(34,154)
PNM Resources, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(28,165)	(1,144,193)	(1,040,978)	73,049

GOTHAM ABSOLUTE RETURN FUND
Portfolio of Investments (Concluded)
June 30, 2024
(Unaudited)
Total Return Swaps (concluded)
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Utilities — (continued)
Portland General Electric Co.	USFF -0.250%	Weekly	MS	07/11/28	(22,015)	$(978,046)	$(951,929)	$(18,975)
PPL Corp.	USFF -0.250%	Weekly	MS	01/12/29	(10,310)	(305,822)	(285,072)	20,861
Sempra	USFF -0.250%	Weekly	MS	01/10/28	(16,800)	(1,255,194)	(1,277,808)	(82,600)
SJW Group	USFF -0.250%	Weekly	MS	01/12/29	(5,903)	(322,752)	(320,061)	(1,416)
Sunnova Energy International, Inc.	USFF -1.130%	Weekly	MS	07/11/28	(36,551)	(496,481)	(203,955)	288,038
Xcel Energy, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(30,692)	(1,681,256)	(1,639,260)	10,209
					(839,896)	(28,324,058)	(26,839,255)	644,101

Total Reference Entity — Short						(441,199,989)	(407,139,448)	28,235,529
Net Value of Reference Entity						$(292,574,046)	$(237,802,634)	$58,749,825

*	Includes $3,978,413 related to open trades, dividends receivables/payables and swap receivables/payables activities.
MS	Morgan Stanley
USFF	U.S. Fed Funds
All financial instruments listed in the Portfolio of Investments are considered Level 1, measured at fair value on a recurring basis based on quoted prices for identical assets in active markets, except for the following: one long security was fair valued with an end of period value of $0 and total return swaps with end of period unrealized appreciation of $58,749,825, which are considered Level 2 as of and for the period ended June 30, 2024.
For additional information about significant accounting policies, including valuation of investments, refer to the Fund’s most recent annual or semi-annual report.

GOTHAM ENHANCED RETURN FUND
Portfolio of Investments
June 30, 2024
(Unaudited)
	Number of Shares	Value
COMMON STOCKS — 50.9%
Automobiles & Components — 0.6%
Adient PLC (Ireland)*	294	$ 7,265
American Axle & Manufacturing Holdings, Inc.*	159	1,111
Aptiv PLC (Jersey)*	485	34,154
BorgWarner, Inc.(a)	3,490	112,518
Dana, Inc.	5,376	65,157
Dorman Products, Inc.*	224	20,491
Ford Motor Co.(a)	14,799	185,579
Garrett Motion, Inc.*	28	240
General Motors Co.(a)	11,485	533,593
Goodyear Tire & Rubber Co. (The)*	4,887	55,467
LCI Industries	1,712	176,987
Lear Corp.	408	46,598
Visteon Corp.(a)*	2,098	223,857
Winnebago Industries, Inc.	1,683	91,219
		1,554,236
Capital Goods — 6.5%
3M Co.(a)	3,938	402,424
A. O. Smith Corp.	76	6,215
Acuity Brands, Inc.	229	55,290
Alamo Group, Inc.	2	346
American Superconductor Corp.*	31	725
AMETEK, Inc.	129	21,506
Apogee Enterprises, Inc.	54	3,393
Armstrong World Industries, Inc.	180	20,383
Array Technologies, Inc.*	4,426	45,411
AZEK Co., Inc. (The)*	2,131	89,779
AZZ, Inc.	168	12,978
Blue Bird Corp.*	290	15,616
Boise Cascade Co.	134	15,975
Builders FirstSource, Inc.*	108	14,948
BWX Technologies, Inc.	791	75,145
Carlisle Cos., Inc.	119	48,220
Caterpillar, Inc.(a)	140	46,634
Chart Industries, Inc.*	832	120,091
Comfort Systems USA, Inc.(a)	55	16,727
Core & Main, Inc., Class A*	1,002	49,038
Crane Co.	1,119	162,233
CSW Industrials, Inc.	9	2,388
Cummins, Inc.(a)	286	79,202
Curtiss-Wright Corp.	150	40,647
Deere & Co.	488	182,331
DNOW, Inc.*	3,354	46,050
Donaldson Co., Inc.	1,691	121,008
Dover Corp.	727	131,187
Dycom Industries, Inc.*	277	46,747
	Number of Shares	Value
COMMON STOCKS — (Continued)
Capital Goods — (Continued)
Eaton Corp. PLC (Ireland)	740	$ 232,027
EMCOR Group, Inc.(a)	904	330,032
Emerson Electric Co.(a)	1,148	126,464
Enerpac Tool Group Corp.	865	33,026
EnerSys(a)	536	55,487
Esab Corp.	647	61,096
Fastenal Co.(a)	1,989	124,989
Federal Signal Corp.	523	43,759
Flowserve Corp.	4,367	210,053
Fluence Energy, Inc.*	5,828	101,058
Gates Industrial Corp. PLC (United Kingdom)*	2,414	38,165
GE Vernova, Inc.(a)*	826	141,667
Generac Holdings, Inc.(a)*	1,804	238,525
General Dynamics Corp.(a)	64	18,569
General Electric Co.(a)	988	157,062
Gibraltar Industries, Inc.*	1,419	97,272
Global Industrial Co.	22	690
Griffon Corp.(a)	4,051	258,697
Hayward Holdings, Inc.*	82	1,009
Hexcel Corp.	2,115	132,082
Hillman Solutions Corp.*	7,384	65,348
Howmet Aerospace, Inc.(a)	5,885	456,853
Hyster-Yale, Inc.	61	4,254
IES Holdings, Inc.*	228	31,767
Illinois Tool Works, Inc.(a)	952	225,586
Ingersoll Rand, Inc.(a)	879	79,848
ITT, Inc.	460	59,423
Kennametal, Inc.	4,225	99,456
Kratos Defense & Security Solutions, Inc.*	8,339	166,863
Leonardo DRS, Inc.*	865	22,066
Lincoln Electric Holdings, Inc.(a)	1,719	324,272
Lindsay Corp.	248	30,474
Lockheed Martin Corp.(a)	2,228	1,040,699
Masco Corp.(a)	4,947	329,816
MasTec, Inc.(a)*	4,168	445,934
MDU Resources Group, Inc.(a)	11,527	289,328
Middleby Corp. (The)(a)*	2,273	278,693
Miller Industries, Inc.	53	2,916
MRC Global, Inc.*	1,118	14,433
MSC Industrial Direct Co., Inc., Class A(a)	1,217	96,520
Mueller Industries, Inc.(a)	2,074	118,094
Mueller Water Products, Inc., Class A	2,754	49,352

GOTHAM ENHANCED RETURN FUND
Portfolio of Investments (Continued)
June 30, 2024
(Unaudited)
	Number of Shares	Value
COMMON STOCKS — (Continued)
Capital Goods — (Continued)
NEXTracker, Inc., Class A*	683	$ 32,019
Nordson Corp.	121	28,065
Northrop Grumman Corp.(a)	726	316,500
Otis Worldwide Corp.(a)	2,462	236,992
Owens Corning	19	3,301
PACCAR, Inc.	257	26,456
Parker-Hannifin Corp.(a)	764	386,439
Powell Industries, Inc.(a)	2,550	365,670
Proto Labs, Inc.*	99	3,058
Quanex Building Products Corp.	267	7,383
Quanta Services, Inc.(a)	927	235,541
Regal Rexnord Corp.(a)	2,041	275,984
Resideo Technologies, Inc.*	7,102	138,915
RTX Corp.	3,439	345,241
Snap-on, Inc.(a)	1,192	311,577
SPX Technologies, Inc.*	132	18,762
Stanley Black & Decker, Inc.(a)	2,051	163,854
Sterling Infrastructure, Inc.(a)*	828	97,986
Symbotic, Inc.*	1,204	42,333
Tennant Co.	1,000	98,440
Textron, Inc.(a)	3,859	331,334
Trane Technologies PLC (Ireland)	626	205,910
Transcat, Inc.*	77	9,215
TransDigm Group, Inc.	120	153,313
Tutor Perini Corp.*	2,726	59,372
UFP Industries, Inc.(a)	697	78,064
United Rentals, Inc.(a)	1,042	673,893
Vertiv Holdings Co., Class A(a)	3,810	329,832
Wabash National Corp.	3,000	65,520
Watsco, Inc.	252	116,736
WESCO International, Inc.(a)	3,460	548,479
Westinghouse Air Brake Technologies Corp.(a)	4,365	689,888
Woodward, Inc.(a)	1,023	178,391
WW Grainger, Inc.(a)	474	427,662
Zurn Elkay Water Solutions Corp.(a)	8,742	257,015
		15,765,501
Commercial & Professional Services — 1.0%
ACV Auctions, Inc., Class A*	390	7,118
Automatic Data Processing, Inc.	52	12,412
Brady Corp., Class A	112	7,394
BrightView Holdings, Inc.*	1,255	16,692
Brink's Co. (The)	108	11,059
Broadridge Financial Solutions, Inc.	73	14,381
Cimpress PLC (Ireland)*	156	13,667
Cintas Corp.(a)	348	243,691
	Number of Shares	Value
COMMON STOCKS — (Continued)
Commercial & Professional Services — (Continued)
CoreCivic, Inc.*	541	$ 7,022
Deluxe Corp.	399	8,962
Dun & Bradstreet Holdings, Inc.	11,691	108,259
ICF International, Inc.	236	35,037
Interface, Inc.	265	3,890
Jacobs Solutions, Inc.(a)	902	126,018
Kelly Services, Inc., Class A	542	11,604
Korn Ferry	245	16,449
Leidos Holdings, Inc.(a)	3,847	561,200
ManpowerGroup, Inc.	2,434	169,893
MSA Safety, Inc.	358	67,193
RB Global, Inc. (Canada)	43	3,283
Republic Services, Inc.(a)	1,224	237,872
Robert Half, Inc.(a)	846	54,127
Steelcase, Inc., Class A	6,551	84,901
TaskUS, Inc., Class A*	145	1,930
Tetra Tech, Inc.(a)	125	25,560
TransUnion	1,330	98,633
UniFirst Corp.	59	10,120
Veralto Corp.(a)	4,183	399,351
		2,357,718
Consumer Discretionary Distribution & Retail — 1.8%
1-800-Flowers.com, Inc., Class A*	125	1,190
Abercrombie & Fitch Co., Class A*	129	22,941
Academy Sports & Outdoors, Inc.	289	15,389
Amazon.com, Inc.(a)*	2,061	398,288
Arko Corp.	63	395
Best Buy Co., Inc.	10	843
Carvana Co.(a)*	3,509	451,679
Dick's Sporting Goods, Inc.	126	27,071
eBay, Inc.(a)	7,229	388,342
Etsy, Inc.(a)*	2,429	143,262
Gap, Inc. (The)(a)	7,405	176,905
Genuine Parts Co.	1,324	183,136
Hibbett, Inc.	2,120	184,885
Home Depot, Inc. (The)(a)	848	291,916
Kohl's Corp.	5,775	132,767
LKQ Corp.	3,222	134,003
Lowe's Cos., Inc.(a)	1,775	391,317
Monro, Inc.	3,949	94,223
ODP Corp. (The)(a)*	2,349	92,245
Pool Corp.(a)	659	202,531
Ross Stores, Inc.	954	138,635
Signet Jewelers Ltd. (Bermuda)	826	73,993
TJX Cos., Inc. (The)(a)	1,366	150,397
Tractor Supply Co.	458	123,660

GOTHAM ENHANCED RETURN FUND
Portfolio of Investments (Continued)
June 30, 2024
(Unaudited)
	Number of Shares	Value
COMMON STOCKS — (Continued)
Consumer Discretionary Distribution & Retail — (Continued)
Ulta Beauty, Inc.(a)*	891	$ 343,810
Williams-Sonoma, Inc.	352	99,394
Winmark Corp.	100	35,263
		4,298,480
Consumer Durables & Apparel — 1.6%
BRP, Inc., sub-voting shares (Canada)	329	21,066
Canada Goose Holdings, Inc. (Canada)*	365	4,719
Cavco Industries, Inc.*	93	32,194
Cricut, Inc., Class A*	200	1,198
Deckers Outdoor Corp.(a)*	271	262,314
DR Horton, Inc.	336	47,353
Figs, Inc., Class A*	21,043	112,159
Garmin Ltd. (Switzerland)	2,232	363,637
G-III Apparel Group Ltd.*	1,601	43,339
Hasbro, Inc.(a)	4,160	243,360
Helen of Troy Ltd. (Bermuda)*	628	58,241
Installed Building Products, Inc.	729	149,941
Kontoor Brands, Inc.	465	30,760
Lululemon Athletica, Inc.*	334	99,766
Mattel, Inc.(a)*	33,861	550,580
Mohawk Industries, Inc.(a)*	2,270	257,849
Newell Brands, Inc.	5,379	34,479
NIKE, Inc., Class B(a)	912	68,737
NVR, Inc.*	11	83,474
PulteGroup, Inc.(a)	3,105	341,861
PVH Corp.(a)	988	104,600
Ralph Lauren Corp.(a)	1,571	275,019
Smith & Wesson Brands, Inc.	100	1,434
Sonos, Inc.*	9,088	134,139
Tapestry, Inc.(a)	2,110	90,287
Tempur Sealy International, Inc.	1,770	83,792
TopBuild Corp.*	315	121,360
Vista Outdoor, Inc.*	2,088	78,613
Worthington Enterprises, Inc.	3,929	185,960
YETI Holdings, Inc.(a)*	940	35,861
		3,918,092
Consumer Services — 1.8%
ADT, Inc.	885	6,726
Aramark	768	26,127
BJ's Restaurants, Inc.*	207	7,183
Booking Holdings, Inc.(a)	13	51,500
Bright Horizons Family Solutions, Inc.*	378	41,610
	Number of Shares	Value
COMMON STOCKS — (Continued)
Consumer Services — (Continued)
Brinker International, Inc.*	1,376	$ 99,609
Caesars Entertainment, Inc.(a)*	1,120	44,509
Cava Group, Inc.*	80	7,420
Cracker Barrel Old Country Store, Inc.	1,842	77,659
Darden Restaurants, Inc.	964	145,872
Domino's Pizza, Inc.	161	83,129
DraftKings, Inc., Class A*	1,204	45,957
Frontdoor, Inc.(a)*	4,060	137,187
Grand Canyon Education, Inc.*	938	131,236
Hilton Worldwide Holdings, Inc.	416	90,771
Hyatt Hotels Corp., Class A	252	38,284
International Game Technology PLC (United Kingdom)	1,049	21,463
Las Vegas Sands Corp.(a)	5,342	236,383
Marriott International, Inc., Class A(a)	2,026	489,826
McDonald's Corp.(a)	1,899	483,941
OneSpaWorld Holdings Ltd. (Bahamas)*	2,147	32,999
Papa John's International, Inc.	843	39,604
Perdoceo Education Corp.	1,993	42,690
Royal Caribbean Cruises Ltd. (Liberia)*	1,996	318,222
Rush Street Interactive, Inc.*	6,839	65,586
Strategic Education, Inc.	925	102,360
Sweetgreen, Inc., Class A*	5,569	167,850
Target Hospitality Corp.*	277	2,413
Vail Resorts, Inc.(a)	2,699	486,171
Wyndham Hotels & Resorts, Inc.(a)	1,205	89,170
Wynn Resorts Ltd.(a)	4,828	432,106
Yum! Brands, Inc.(a)	2,210	292,737
		4,338,300
Consumer Staples Distribution & Retail — 1.2%
Albertsons Cos., Inc., Class A	1,599	31,580
Costco Wholesale Corp.(a)	347	294,947
Dollar General Corp.(a)	3,453	456,590
Fresh Market Holdings, Inc. (The), Escrow Shares(b)*	45,368	—
Kroger Co. (The)(a)	8,165	407,678
Performance Food Group Co.*	3,008	198,859
Sysco Corp.(a)	1,140	81,385
Target Corp.(a)	6,133	907,929
US Foods Holding Corp.(a)*	57	3,020
Walgreens Boots Alliance, Inc.	6,188	74,844

GOTHAM ENHANCED RETURN FUND
Portfolio of Investments (Continued)
June 30, 2024
(Unaudited)
	Number of Shares	Value
COMMON STOCKS — (Continued)
Consumer Staples Distribution & Retail — (Continued)
Walmart, Inc.(a)	8,105	$ 548,790
Weis Markets, Inc.	69	4,331
		3,009,953
Energy — 3.0%
Archrock, Inc.	1,254	25,356
Baker Hughes Co.(a)	1,817	63,904
Borr Drilling Ltd. (Bermuda)	8,245	53,180
Cactus, Inc., Class A	2,318	122,251
California Resources Corp.	329	17,509
Canadian Natural Resources Ltd. (Canada)	5,851	208,296
Cenovus Energy, Inc. (Canada)	10,037	197,327
ChampionX Corp.	2,006	66,619
Chesapeake Energy Corp.(a)	236	19,397
Chevron Corp.(a)	2,260	353,509
ConocoPhillips	123	14,069
CONSOL Energy, Inc.*	292	29,793
Coterra Energy, Inc.	3,149	83,984
Devon Energy Corp.(a)	8,472	401,573
DHT Holdings, Inc. (Marshall Islands)	5,650	65,371
Diamond Offshore Drilling, Inc.*	3,002	46,501
Diamondback Energy, Inc.(a)	1,965	393,373
Dorian LPG Ltd. (Marshall Islands)	11,156	468,106
EOG Resources, Inc.(a)	3,530	444,321
Exxon Mobil Corp.(a)	7,835	901,965
Halliburton Co.	5,227	176,568
Helix Energy Solutions Group, Inc.*	15,748	188,031
Helmerich & Payne, Inc.(a)	7,372	266,424
Hess Corp.(a)	650	95,888
HF Sinclair Corp.	4,063	216,720
Kinder Morgan, Inc.	12,717	252,687
Marathon Oil Corp.(a)	3,651	104,674
Marathon Petroleum Corp.(a)	94	16,307
Murphy Oil Corp.(a)	6,167	254,327
Nabors Industries Ltd. (Bermuda)*	868	61,767
Noble Corp. PLC (United Kingdom)	2,399	107,115
Nordic American Tankers Ltd. (Bermuda)	2,517	10,018
Occidental Petroleum Corp.	247	15,568
Pembina Pipeline Corp. (Canada)	4,461	165,414
Phillips 66(a)	824	116,324
Range Resources Corp.	2,045	68,569
REX American Resources Corp.*	1,108	50,514
Suncor Energy, Inc. (Canada)	1,916	73,000
TechnipFMC PLC (United Kingdom)	16,623	434,692
	Number of Shares	Value
COMMON STOCKS — (Continued)
Energy — (Continued)
US Silica Holdings, Inc.(a)*	2,574	$ 39,768
Valero Energy Corp.(a)	1,896	297,217
Weatherford International PLC (Ireland)*	1,065	130,409
		7,118,405
Financial Services — 2.6%
AvidXchange Holdings, Inc.*	375	4,523
Berkshire Hathaway, Inc., Class B(a)*	2,436	990,965
Cboe Global Markets, Inc.	531	90,302
CME Group, Inc.(a)	1,612	316,919
Coinbase Global, Inc., Class A*	455	101,115
Corpay, Inc.*	688	183,290
Euronet Worldwide, Inc.*	61	6,314
FactSet Research Systems, Inc.	237	96,760
Fidelity National Information Services, Inc.(a)	5,726	431,511
Fiserv, Inc.(a)*	5,434	809,883
Franklin Resources, Inc.(a)	6,460	144,381
Intercontinental Exchange, Inc.(a)	1,760	240,926
International Money Express, Inc.*	112	2,334
Mastercard, Inc., Class A(a)	715	315,429
Morningstar, Inc.	362	107,098
NCR Atleos Corp.(a)*	1,847	49,906
Open Lending Corp.*	99	552
Payoneer Global, Inc.*	21,296	117,980
PayPal Holdings, Inc.(a)*	21,342	1,238,476
Shift4 Payments, Inc., Class A(a)*	767	56,259
T Rowe Price Group, Inc.(a)	2,873	331,286
Visa, Inc., Class A(a)	2,218	582,159
		6,218,368
Food, Beverage & Tobacco — 2.3%
Altria Group, Inc.(a)	12,680	577,574
B&G Foods, Inc.	1,671	13,502
Celsius Holdings, Inc.(a)*	1,417	80,897
Coca-Cola Co. (The)(a)	12,828	816,502
Conagra Brands, Inc.	6,736	191,437
General Mills, Inc.(a)	2,837	179,469
Hormel Foods Corp.	4,001	121,990
Ingredion, Inc.(a)	2,473	283,653
Kellanova(a)	11,004	634,711
Keurig Dr Pepper, Inc.(a)	10,600	354,040
Kraft Heinz Co. (The)(a)	16,264	524,026
Lancaster Colony Corp.	854	161,380
McCormick & Co., Inc., non-voting shares(a)	8,841	627,181

GOTHAM ENHANCED RETURN FUND
Portfolio of Investments (Continued)
June 30, 2024
(Unaudited)
	Number of Shares	Value
COMMON STOCKS — (Continued)
Food, Beverage & Tobacco — (Continued)
Mission Produce, Inc.*	25	$ 247
Molson Coors Beverage Co., Class B	1,878	95,459
Mondelez International, Inc., Class A	1,370	89,653
Monster Beverage Corp.*	530	26,474
Philip Morris International, Inc.(a)	1,753	177,631
Primo Water Corp. (Canada)	7,226	157,960
Simply Good Foods Co. (The)*	2,295	82,918
SunOpta, Inc. (Canada)*	5,435	29,349
Turning Point Brands, Inc.	43	1,380
Tyson Foods, Inc., Class A	2,326	132,908
Utz Brands, Inc.	4,972	82,734
Vita Coco Co., Inc. (The)*	2,971	82,742
Vital Farms, Inc.*	1,473	68,892
		5,594,709
Health Care Equipment & Services — 3.9%
Align Technology, Inc.*	179	43,216
Astrana Health, Inc.*	585	23,728
Atrion Corp.	21	9,501
Avanos Medical, Inc.*	277	5,518
Baxter International, Inc.	2,105	70,412
Becton Dickinson & Co.(a)	231	53,987
Cencora, Inc.	675	152,077
Centene Corp.*	3,696	245,045
Cigna Group (The)(a)	676	223,465
Clover Health Investments Corp.*	21	26
CONMED Corp.	820	56,842
Cross Country Healthcare, Inc.*	197	2,726
CVS Health Corp.(a)	1,895	111,919
DaVita, Inc.(a)*	1,831	253,722
Definitive Healthcare Corp.*	3,032	16,555
Elevance Health, Inc.	356	192,902
Envista Holdings Corp.*	16,924	281,446
Evolent Health, Inc., Class A*	3,411	65,218
Fulgent Genetics, Inc.*	1,335	26,193
GE HealthCare Technologies, Inc.(a)	4,635	361,159
GeneDx Holdings Corp.*	516	13,488
Guardant Health, Inc.(a)*	12,315	355,657
HCA Healthcare, Inc.(a)	798	256,381
Hologic, Inc.(a)*	9,126	677,605
Humana, Inc.(a)	589	220,080
McKesson Corp.	292	170,540
Medtronic PLC (Ireland)	13,265	1,044,088
Molina Healthcare, Inc.(a)*	1,082	321,679
Omnicell, Inc.*	3,508	94,962
Owens & Minor, Inc.*	6,919	93,406
	Number of Shares	Value
COMMON STOCKS — (Continued)
Health Care Equipment & Services — (Continued)
Penumbra, Inc.(a)*	2,135	$ 384,236
Phreesia, Inc.*	3,703	78,504
Privia Health Group, Inc.*	2,638	45,848
PROCEPT BioRobotics Corp.*	736	44,962
Quest Diagnostics, Inc.	428	58,585
ResMed, Inc.(a)	2,760	528,319
Solventum Corp.(a)*	7,445	393,692
STERIS PLC (Ireland)	1,544	338,970
Surmodics, Inc.*	14	589
Tandem Diabetes Care, Inc.*	1,530	61,644
Tenet Healthcare Corp.(a)*	6,169	820,662
UnitedHealth Group, Inc.(a)	653	332,547
Universal Health Services, Inc., Class B(a)	1,323	244,662
Veeva Systems, Inc., Class A*	1,015	185,755
Zimmer Biomet Holdings, Inc.(a)	4,338	470,803
		9,433,321
Household & Personal Products — 1.1%
BellRing Brands, Inc.*	1,823	104,166
Central Garden & Pet Co., Class A*	24	793
Clorox Co. (The)	326	44,489
Colgate-Palmolive Co.	1,816	176,225
Coty, Inc., Class A*	1,180	11,824
Edgewell Personal Care Co.	1,151	46,259
Estee Lauder Cos., Inc. (The), Class A(a)	5,450	579,880
Kenvue, Inc.(a)	16,558	301,024
Kimberly-Clark Corp.(a)	4,054	560,263
Oddity Tech Ltd., Class A (Israel)*	3,117	122,373
Olaplex Holdings, Inc.*	805	1,240
Procter & Gamble Co. (The)(a)	2,309	380,800
Reynolds Consumer Products, Inc.	2,678	74,930
WD-40 Co.	587	128,929
		2,533,195
Materials — 3.0%
Agnico Eagle Mines Ltd. (Canada)	1,623	106,144
Alamos Gold, Inc., Class A (Canada)	485	7,605
Alpha Metallurgical Resources, Inc.	27	7,574
AptarGroup, Inc.	113	15,911
Arch Resources, Inc.	64	9,743
Ashland, Inc.	57	5,386
ATI, Inc.*	990	54,895
Avery Dennison Corp.	170	37,170
Axalta Coating Systems Ltd. (Bermuda)*	2,282	77,976

GOTHAM ENHANCED RETURN FUND
Portfolio of Investments (Continued)
June 30, 2024
(Unaudited)
	Number of Shares	Value
COMMON STOCKS — (Continued)
Materials — (Continued)
Balchem Corp.	81	$ 12,470
Ball Corp.	3,244	194,705
Cabot Corp.	694	63,772
Carpenter Technology Corp.	1,236	135,441
Celanese Corp.	1,578	212,856
Clearwater Paper Corp.*	27	1,309
Cleveland-Cliffs, Inc.(a)*	12,064	185,665
Corteva, Inc.(a)	7,343	396,081
Crown Holdings, Inc.	1,751	130,257
Dow, Inc.	1,353	71,777
DuPont de Nemours, Inc.	1,776	142,950
Eastman Chemical Co.	299	29,293
Ecolab, Inc.(a)	1,053	250,614
Fortuna Mining Corp. (Canada)*	41,766	204,236
Freeport-McMoRan, Inc.	2,891	140,503
Hawkins, Inc.	157	14,287
HB Fuller Co.	1,503	115,671
Hudbay Minerals, Inc. (Canada)	16,663	150,800
Innospec, Inc.	690	85,277
International Flavors & Fragrances, Inc.	445	42,368
International Paper Co.(a)	4,849	209,234
Kaiser Aluminum Corp.	1,182	103,898
Kinross Gold Corp. (Canada)	31,346	260,799
Knife River Corp.*	2,132	149,538
Kronos Worldwide, Inc.	457	5,735
Linde PLC (Ireland)	1,018	446,709
Louisiana-Pacific Corp.	1,230	101,266
LyondellBasell Industries NV, Class A (Netherlands)	804	76,911
Martin Marietta Materials, Inc.(a)	1,066	577,559
Metallus, Inc.*	729	14,777
Minerals Technologies, Inc.	1,446	120,249
NewMarket Corp.(a)	263	135,595
Newmont Corp.	2,754	115,310
Olin Corp.	888	41,869
Orla Mining Ltd. (Canada)*	533	2,047
Packaging Corp. of America	28	5,112
Pan American Silver Corp. (Canada)	14,277	283,827
PPG Industries, Inc.	490	61,686
Quaker Chemical Corp.(a)	1,257	213,313
Royal Gold, Inc.(a)	439	54,945
RPM International, Inc.(a)	1,700	183,056
Scotts Miracle-Gro Co. (The)(a)	9,181	597,316
Sealed Air Corp.	5,144	178,960
Sherwin-Williams Co. (The)(a)	404	120,566
	Number of Shares	Value
COMMON STOCKS — (Continued)
Materials — (Continued)
Sonoco Products Co.	1,090	$ 55,285
Southern Copper Corp.	580	62,489
Steel Dynamics, Inc.	1,104	142,968
		7,223,755
Media & Entertainment — 2.9%
Alphabet, Inc., Class A(a)	8,908	1,622,592
Angi, Inc.*	31	59
Bumble, Inc., Class A*	6,065	63,743
Charter Communications, Inc., Class A*	588	175,788
Cinemark Holdings, Inc.(a)*	1,863	40,278
Comcast Corp., Class A(a)	3,076	120,456
Electronic Arts, Inc.(a)	1,311	182,662
EverQuote, Inc., Class A*	4	83
Fox Corp., Class A	431	14,813
Interpublic Group of Cos., Inc. (The)(a)	9,223	268,297
John Wiley & Sons, Inc., Class A	17	692
Match Group, Inc.*	5,744	174,503
Meta Platforms, Inc., Class A(a)	3,651	1,840,907
Netflix, Inc.(a)*	826	557,451
News Corp., Class A	4,252	117,228
Omnicom Group, Inc.(a)	1,051	94,275
Pinterest, Inc., Class A*	767	33,802
PubMatic, Inc., Class A*	1,534	31,156
Sirius XM Holdings, Inc.(a)	116,895	330,813
Sphere Entertainment Co.*	7,239	253,799
Spotify Technology SA (Luxembourg)*	294	92,254
Thryv Holdings, Inc.*	140	2,495
TripAdvisor, Inc.(a)*	10,084	179,596
Vimeo, Inc.*	28,501	106,309
Walt Disney Co. (The)(a)	6,368	632,279
Yelp, Inc.(a)*	1,838	67,914
ZipRecruiter, Inc., Class A*	3,863	35,115
		7,039,359
Pharmaceuticals, Biotechnology & Life Sciences — 3.0%
Alnylam Pharmaceuticals, Inc.*	76	18,468
Amphastar Pharmaceuticals, Inc.*	45	1,800
ANI Pharmaceuticals, Inc.*	68	4,330
Ardelyx, Inc.*	3,269	24,223
Biogen, Inc.*	481	111,505
Bio-Rad Laboratories, Inc., Class A*	373	101,870
Bristol-Myers Squibb Co.	5,261	218,489
Collegium Pharmaceutical, Inc.*	2,644	85,137

GOTHAM ENHANCED RETURN FUND
Portfolio of Investments (Continued)
June 30, 2024
(Unaudited)
	Number of Shares	Value
COMMON STOCKS — (Continued)
Pharmaceuticals, Biotechnology & Life Sciences — (Continued)
Danaher Corp.	528	$ 131,921
Elanco Animal Health, Inc.*	13,471	194,387
Eli Lilly & Co.(a)	288	260,749
Gilead Sciences, Inc.(a)	9,415	645,963
Harmony Biosciences Holdings, Inc.(a)*	9,105	274,698
Illumina, Inc.(a)*	341	35,594
Incyte Corp.(a)*	1,959	118,755
IQVIA Holdings, Inc.(a)*	2,030	429,223
Johnson & Johnson(a)	8,173	1,194,566
Merck & Co., Inc.(a)	5,660	700,708
Mettler-Toledo International, Inc.(a)*	133	185,879
Myriad Genetics, Inc.*	281	6,873
Natera, Inc.*	1,033	111,864
Neurocrine Biosciences, Inc.(a)*	4,016	552,883
Nurix Therapeutics, Inc.*	1,212	25,294
Pacira BioSciences, Inc.*	457	13,075
Perrigo Co. PLC (Ireland)	58	1,489
QIAGEN NV (Netherlands)	1,391	57,156
Regeneron Pharmaceuticals, Inc.*	61	64,113
Repligen Corp.*	1,478	186,317
Rhythm Pharmaceuticals, Inc.*	1,548	63,561
Thermo Fisher Scientific, Inc.(a)	736	407,008
Twist Bioscience Corp.(a)*	10,837	534,047
Vera Therapeutics, Inc.*	25	905
Vir Biotechnology, Inc.*	1,437	12,789
Waters Corp.(a)*	1,509	437,791
		7,213,430
Semiconductors & Semiconductor Equipment — 4.2%
Advanced Micro Devices, Inc.(a)*	804	130,417
Alpha & Omega Semiconductor Ltd. (Bermuda)*	6	224
Amkor Technology, Inc.	231	9,245
Applied Materials, Inc.	79	18,643
Broadcom, Inc.(a)	198	317,895
Cirrus Logic, Inc.*	1,346	171,830
Credo Technology Group Holding Ltd. (Cayman Islands)*	6,015	192,119
Entegris, Inc.(a)	504	68,242
GLOBALFOUNDRIES, Inc. (Cayman Islands)*	2,339	118,260
Ichor Holdings Ltd. (Cayman Islands)*	1,383	53,315
KLA Corp.(a)	549	452,656
Lam Research Corp.(a)	411	437,653
	Number of Shares	Value
COMMON STOCKS — (Continued)
Semiconductors & Semiconductor Equipment — (Continued)
Microchip Technology, Inc.(a)	5,981	$ 547,261
Micron Technology, Inc.(a)	5,205	684,614
MKS Instruments, Inc.(a)	1,946	254,109
Monolithic Power Systems, Inc.(a)	699	574,354
NVIDIA Corp.(a)	6,794	839,331
NXP Semiconductors NV (Netherlands)	2,781	748,339
ON Semiconductor Corp.(a)*	7,520	515,496
Photronics, Inc.*	3,315	81,781
Qorvo, Inc.(a)*	5,543	643,210
QUALCOMM, Inc.(a)	12,168	2,423,622
Rambus, Inc.*	3,444	202,369
Semtech Corp.*	8,934	266,948
Skyworks Solutions, Inc.(a)	409	43,591
Texas Instruments, Inc.(a)	2,050	398,787
		10,194,311
Software & Services — 5.3%
A10 Networks, Inc.	143	1,981
Accenture PLC, Class A (Ireland)	33	10,013
Adobe, Inc.(a)*	293	162,773
Alarm.com Holdings, Inc.*	189	12,009
Amdocs Ltd. (Guernsey)	685	54,060
Appfolio, Inc., Class A*	150	36,686
AppLovin Corp., Class A*	195	16,228
ASGN, Inc.*	215	18,957
Bitfarms Ltd. (Canada)*	30,995	79,657
Blackbaud, Inc.*	106	8,074
BlackLine, Inc.*	101	4,893
Box, Inc., Class A*	3,107	82,149
Cadence Design Systems, Inc.*	73	22,466
CGI, Inc. (Canada)*	345	34,434
Clear Secure, Inc., Class A	6,393	119,613
Crowdstrike Holdings, Inc., Class A(a)*	1,523	583,598
Digimarc Corp.*	55	1,706
DocuSign, Inc.*	744	39,804
Dolby Laboratories, Inc., Class A	1,201	95,155
Dropbox, Inc., Class A*	5,968	134,101
DXC Technology Co.*	2,899	55,342
Envestnet, Inc.*	902	56,456
Fortinet, Inc.(a)*	3,208	193,346
Gen Digital, Inc.(a)	12,417	310,177
Globant S.A. (Luxembourg)*	494	88,060
Guidewire Software, Inc.(a)*	3,176	437,939
Informatica, Inc., Class A*	4,238	130,869
InterDigital, Inc.(a)	910	106,070

GOTHAM ENHANCED RETURN FUND
Portfolio of Investments (Continued)
June 30, 2024
(Unaudited)
	Number of Shares	Value
COMMON STOCKS — (Continued)
Software & Services — (Continued)
International Business Machines Corp.(a)	911	$ 157,558
Intuit, Inc.(a)	677	444,931
JFrog Ltd. (Israel)*	1,864	69,993
Kyndryl Holdings, Inc.*	7,682	202,113
LiveRamp Holdings, Inc.*	7,368	227,966
Microsoft Corp.(a)	3,899	1,742,658
NCR Voyix Corp.(a)*	12,734	157,265
Nutanix, Inc., Class A(a)*	5,362	304,830
Okta, Inc.(a)*	1,454	136,109
Oracle Corp.(a)	9,993	1,411,012
Palo Alto Networks, Inc.(a)*	2,506	849,559
Pegasystems, Inc.(a)	6,761	409,243
PTC, Inc.*	814	147,879
Q2 Holdings, Inc.(a)*	4,723	284,939
Qualys, Inc.*	1,565	223,169
Salesforce, Inc.(a)	1,269	326,260
Samsara, Inc., Class A(a)*	1,902	64,097
SEMrush Holdings, Inc., Class A*	1,775	23,767
ServiceNow, Inc.(a)*	1,723	1,355,432
Smartsheet, Inc., Class A*	1,736	76,523
SPS Commerce, Inc.*	423	79,592
Squarespace, Inc., Class A*	49	2,138
Synopsys, Inc.*	170	101,160
Verint Systems, Inc.*	2,969	95,602
VeriSign, Inc.(a)*	1,943	345,465
Yext, Inc.*	8,185	43,790
Zoom Video Communications, Inc., Class A(a)*	11,590	686,012
		12,865,678
Technology Hardware & Equipment — 2.6%
Amphenol Corp., Class A	222	14,956
Apple, Inc.(a)	1,348	283,916
Arlo Technologies, Inc.*	1,067	13,914
Badger Meter, Inc.	15	2,795
Bel Fuse, Inc., Class B	239	15,592
Benchmark Electronics, Inc.	319	12,588
CDW Corp.(a)	153	34,248
Ciena Corp.*	701	33,774
Cisco Systems, Inc.(a)	9,247	439,325
Corning, Inc.	2,658	103,263
Diebold Nixdorf, Inc.*	149	5,734
ePlus, Inc.*	108	7,957
F5, Inc.(a)*	1,486	255,934
Fabrinet (Cayman Islands)*	215	52,630
Hewlett Packard Enterprise Co.(a)	16,575	350,893
	Number of Shares	Value
COMMON STOCKS — (Continued)
Technology Hardware & Equipment — (Continued)
HP, Inc.(a)	9,949	$ 348,414
Insight Enterprises, Inc.(a)*	724	143,613
Itron, Inc.(a)*	5,936	587,427
Jabil, Inc.(a)	2,412	262,402
Juniper Networks, Inc.	2,415	88,051
Keysight Technologies, Inc.*	491	67,144
Knowles Corp.*	58	1,001
Littelfuse, Inc.	140	35,783
Napco Security Technologies, Inc.	2,599	135,018
NetApp, Inc.(a)	3,813	491,114
NetScout Systems, Inc.*	3,090	56,516
PC Connection, Inc.	3	193
Pure Storage, Inc., Class A(a)*	8,383	538,272
Rogers Corp.*	1,331	160,532
ScanSource, Inc.*	891	39,480
Seagate Technology Holdings PLC (Ireland)	3,890	401,720
Super Micro Computer, Inc.*	284	232,695
TD SYNNEX Corp.(a)	473	54,584
TE Connectivity Ltd. (Switzerland)	1,408	211,805
Vontier Corp.	4,109	156,964
Western Digital Corp.(a)*	7,233	548,044
Zebra Technologies Corp., Class A*	211	65,184
		6,253,475
Telecommunication Services — 0.6%
Anterix, Inc.*	4	159
AT&T, Inc.(a)	18,355	350,764
IDT Corp., Class B	25	898
Iridium Communications, Inc.(a)	10,498	279,457
Lumen Technologies, Inc.*	34,571	38,028
T-Mobile US, Inc.(a)	2,246	395,700
Verizon Communications, Inc.(a)	11,542	475,992
		1,540,998
Transportation — 1.2%
CSX Corp.(a)	9,756	326,338
Delta Air Lines, Inc.(a)	5,360	254,278
FedEx Corp.(a)	1,148	344,216
FTAI Infrastructure, Inc.	3,481	30,041
Genco Shipping & Trading Ltd. (Marshall Islands)	704	15,002
Kirby Corp.*	1,494	178,877
Old Dominion Freight Line, Inc.(a)	1,474	260,309
SkyWest, Inc.(a)*	6,624	543,632
Uber Technologies, Inc.(a)*	5,718	415,584
Union Pacific Corp.(a)	1,304	295,043

GOTHAM ENHANCED RETURN FUND
Portfolio of Investments (Continued)
June 30, 2024
(Unaudited)
	Number of Shares	Value
COMMON STOCKS — (Continued)
Transportation — (Continued)
United Parcel Service, Inc., Class B(a)	1,315	$ 179,958
Universal Logistics Holdings, Inc.	56	2,273
		2,845,551
Utilities — 0.7%
ALLETE, Inc.	203	12,657
American Water Works Co., Inc.	143	18,470
Atmos Energy Corp.	92	10,732
Avista Corp.	40	1,384
Black Hills Corp.	217	11,800
CMS Energy Corp.	409	24,348
Constellation Energy Corp.(a)	730	146,197
Duke Energy Corp.(a)	2,333	233,837
Edison International	348	24,990
Montauk Renewables, Inc.*	253	1,442
NRG Energy, Inc.(a)	8,406	654,491
Public Service Enterprise Group, Inc.(a)	3,238	238,641
Southwest Gas Holdings, Inc.	1,001	70,450
Vistra Corp.(a)	1,653	142,125
WEC Energy Group, Inc.	1,395	109,452
		1,701,016
TOTAL COMMON STOCKS (Cost $110,620,081)		123,017,851
AFFILIATED EQUITY REGISTERED INVESTMENT COMPANIES — 42.9%
Gotham 1000 Value ETF	2,190,000	50,107,200
Gotham Enhanced 500 ETF	1,800,000	53,504,640
TOTAL AFFILIATED EQUITY REGISTERED INVESTMENT COMPANIES (Cost $81,422,989)		103,611,840
EXCHANGE TRADED FUNDS — 1.3%
SPDR S&P 500 ETF Trust	5,621	3,059,061
TOTAL EXCHANGE TRADED FUNDS (Cost $2,928,591)		3,059,061

TOTAL INVESTMENTS - 95.1% (Cost $194,971,661)		229,688,752
OTHER ASSETS IN EXCESS OF LIABILITIES - 4.9%		11,949,959
NET ASSETS - 100.0%		$241,638,711

(a)	Security position is either entirely or partially designated as collateral for total return swaps.
(b)	Security is fair valued by the Adviser in accordance with the policies established by the Board of Trustees.
*	Non-income producing.
ETF	Exchange-Traded Fund
PLC	Public Limited Company

GOTHAM ENHANCED RETURN FUND
Portfolio of Investments (Continued)
June 30, 2024
(Unaudited)
The portfolio matures between August 27, 2024 and January 12, 2029, however underlying individual contracts are entered into and closed (terminated) on a daily basis. The maturity date shown in the table below is the earliest maturity date for the specific entity. The following table represents the individual long and short positions and related values of total return swaps, which represents 3.8% of net assets as of June 30, 2024:
Total Return Swaps
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Long
Automobiles & Components
Adient PLC (Ireland)	USFF +0.250%	Weekly	MS	01/10/28	3,324	$107,178	$82,136	$(22,709)
American Axle & Manufacturing Holdings, Inc.	USFF +0.250%	Weekly	MS	07/11/28	8,210	59,029	57,388	(398)
Aptiv PLC (Jersey)	USFF +0.250%	Weekly	MS	01/12/29	8,215	587,474	578,500	3,813
BorgWarner, Inc.	USFF +0.250%	Weekly	MS	07/08/27	17,923	578,086	577,838	15,558
Dana, Inc.	USFF +0.250%	Weekly	MS	01/12/29	9,595	128,506	116,291	(9,417)
Dorman Products, Inc.	USFF +0.250%	Weekly	MS	01/12/29	347	31,319	31,744	1,107
Ford Motor Co.	USFF +0.250%	Weekly	MS	11/03/25	22,947	252,463	287,755	83,613
Garrett Motion, Inc.	USFF +0.250%	Weekly	MS	01/12/29	22	188	189	6
General Motors Co.	USFF +0.250%	Weekly	MS	07/08/27	14,536	498,878	675,343	192,825
Goodyear Tire & Rubber Co. (The)	USFF +0.250%	Weekly	MS	07/11/28	5,132	67,812	58,248	(8,087)
LCI Industries	USFF +0.250%	Weekly	MS	01/12/29	2,101	239,403	217,201	(14,503)
Lear Corp.	USFF +0.250%	Weekly	MS	01/12/29	375	49,178	42,829	(4,720)
Modine Manufacturing Co.	USFF +0.250%	Weekly	MS	07/08/27	2	105	200	99
Visteon Corp.	USFF +0.250%	Weekly	MS	07/11/28	1,737	193,628	185,338	(4,085)
Winnebago Industries, Inc.	USFF +0.250%	Weekly	MS	01/12/29	1,547	97,161	83,847	(11,965)
					96,013	2,890,408	2,994,847	221,137
Capital Goods
3M Co.	USFF +0.250%	Weekly	MS	01/12/29	3,341	321,203	341,417	28,762
A. O. Smith Corp.	USFF +0.250%	Weekly	MS	07/08/27	3,615	262,621	295,635	44,393
Acuity Brands, Inc.	USFF +0.250%	Weekly	MS	01/10/28	1,146	220,053	276,690	61,690
AECOM	USFF +0.250%	Weekly	MS	01/12/29	1,094	94,455	96,425	4,169
Alamo Group, Inc.	USFF +0.250%	Weekly	MS	01/12/29	9	1,553	1,557	39
American Superconductor Corp.	USFF +0.250%	Weekly	MS	01/12/29	107	2,533	2,503	25
AMETEK, Inc.	USFF +0.250%	Weekly	MS	01/10/28	3,063	522,565	510,633	208
Apogee Enterprises, Inc.	USFF +0.250%	Weekly	MS	01/12/29	1,199	75,808	75,339	1,313
Applied Industrial Technologies, Inc.	USFF +0.250%	Weekly	MS	01/10/28	776	116,464	150,544	37,534
Armstrong World Industries, Inc.	USFF +0.250%	Weekly	MS	01/12/29	1,093	126,431	123,771	219
Array Technologies, Inc.	USFF +0.250%	Weekly	MS	01/12/29	22,648	261,922	232,368	(24,011)
AZEK Co., Inc. (The)	USFF +0.250%	Weekly	MS	07/11/28	15,564	492,029	655,711	176,832
AZZ, Inc.	USFF +0.250%	Weekly	MS	01/12/29	1,502	115,528	116,030	3,017
Blue Bird Corp.	USFF +0.250%	Weekly	MS	07/11/28	2,010	46,906	108,239	62,354

GOTHAM ENHANCED RETURN FUND
Portfolio of Investments (Continued)
June 30, 2024
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Capital Goods — (continued)
Boise Cascade Co.	USFF +0.250%	Weekly	MS	08/27/24	702	$66,173	$83,692	$26,430
Builders FirstSource, Inc.	USFF +0.250%	Weekly	MS	08/27/24	2,823	425,390	390,731	(25,399)
BWX Technologies, Inc.	USFF +0.250%	Weekly	MS	01/12/29	3,132	298,766	297,540	5,131
Carlisle Cos., Inc.	USFF +0.250%	Weekly	MS	01/12/29	189	65,780	76,585	12,520
Caterpillar, Inc.	USFF +0.250%	Weekly	MS	07/08/27	3,489	1,037,122	1,162,186	161,259
Chart Industries, Inc.	USFF +0.250%	Weekly	MS	01/12/29	1,067	164,799	154,011	(7,201)
Comfort Systems USA, Inc.	USFF +0.250%	Weekly	MS	01/10/28	144	22,143	43,793	22,248
Core & Main, Inc., Class A	USFF +0.250%	Weekly	MS	07/11/28	3,472	105,314	169,920	66,898
Crane Co.	USFF +0.250%	Weekly	MS	07/08/27	3,735	319,852	541,500	231,664
CSW Industrials, Inc.	USFF +0.250%	Weekly	MS	01/10/28	31	4,952	8,225	3,406
Cummins, Inc.	USFF +0.250%	Weekly	MS	07/11/28	2,014	493,257	557,737	82,157
Curtiss-Wright Corp.	USFF +0.250%	Weekly	MS	07/06/26	318	63,611	86,172	24,190
Deere & Co.	USFF +0.250%	Weekly	MS	01/12/29	706	272,897	263,783	(1,299)
DNOW, Inc.	USFF +0.250%	Weekly	MS	01/12/29	5,338	78,104	73,291	(3,277)
Donaldson Co., Inc.	USFF +0.250%	Weekly	MS	01/10/28	3,942	251,596	282,090	38,690
Dover Corp.	USFF +0.250%	Weekly	MS	01/12/29	1,069	178,359	192,901	19,211
Dycom Industries, Inc.	USFF +0.250%	Weekly	MS	01/12/29	336	56,229	56,703	1,699
Eaton Corp. PLC (Ireland)	USFF +0.250%	Weekly	MS	01/12/29	1,177	318,783	369,048	59,969
EMCOR Group, Inc.	USFF +0.250%	Weekly	MS	07/11/28	1,458	358,371	532,287	182,222
Emerson Electric Co.	USFF +0.250%	Weekly	MS	01/10/28	2,221	210,065	244,665	41,488
Enerpac Tool Group Corp.	USFF +0.250%	Weekly	MS	07/08/27	1,670	45,429	63,761	19,386
EnerSys	USFF +0.250%	Weekly	MS	07/11/28	1,002	88,867	103,727	17,479
Esab Corp.	USFF +0.250%	Weekly	MS	01/12/29	966	94,497	91,219	(1,103)
Fastenal Co.	USFF +0.250%	Weekly	MS	01/10/28	2,430	146,457	152,701	11,889
Federal Signal Corp.	USFF +0.250%	Weekly	MS	01/12/29	673	54,750	56,310	2,832
Flowserve Corp.	USFF +0.250%	Weekly	MS	07/11/28	5,203	226,381	250,264	30,815
Fluence Energy, Inc.	USFF +0.250%	Weekly	MS	01/12/29	9,064	155,489	157,170	3,634
Gates Industrial Corp. PLC (United Kingdom)	USFF +0.250%	Weekly	MS	07/11/28	3,129	37,022	49,469	13,254
GE Vernova, Inc.	USFF +0.250%	Weekly	MS	01/07/27	1,217	126,046	208,728	85,426
Generac Holdings, Inc.	USFF +0.250%	Weekly	MS	01/12/29	1,890	224,367	249,896	30,415
General Dynamics Corp.	USFF +0.250%	Weekly	MS	01/10/28	116	24,816	33,656	12,348
General Electric Co.	USFF +0.250%	Weekly	MS	01/07/27	2,300	216,686	365,631	155,250
Gibraltar Industries, Inc.	USFF +0.250%	Weekly	MS	07/11/28	1,193	81,041	81,780	2,503
Global Industrial Co.	USFF +0.250%	Weekly	MS	01/12/29	24	758	753	12
Griffon Corp.	USFF +0.250%	Weekly	MS	01/10/28	5,463	205,212	348,867	157,412
Hayward Holdings, Inc.	USFF +0.250%	Weekly	MS	01/12/29	65	796	800	22

GOTHAM ENHANCED RETURN FUND
Portfolio of Investments (Continued)
June 30, 2024
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Capital Goods — (continued)
Hexcel Corp.	USFF +0.250%	Weekly	MS	01/12/29	1,958	$125,579	$122,277	$(1,440)
Hillman Solutions Corp.	USFF +0.250%	Weekly	MS	01/10/28	9,228	75,220	81,668	8,056
Howmet Aerospace, Inc.	USFF +0.250%	Weekly	MS	07/08/27	5,206	382,878	404,142	29,876
Hyster-Yale Materials Handling, Inc.	USFF +0.250%	Weekly	MS	01/12/29	50	3,499	3,487	72
IES Holdings, Inc.	USFF +0.250%	Weekly	MS	01/12/29	223	29,431	31,071	2,281
Illinois Tool Works, Inc.	USFF +0.250%	Weekly	MS	01/07/27	1,095	265,987	259,471	5,693
Ingersoll Rand, Inc.	USFF +0.250%	Weekly	MS	01/12/29	719	63,255	65,314	3,459
ITT, Inc.	USFF +0.250%	Weekly	MS	07/11/28	408	39,226	52,705	14,794
Kennametal, Inc.	USFF +0.250%	Weekly	MS	07/11/28	3,884	96,544	91,429	(1,973)
Kratos Defense & Security Solutions, Inc.	USFF +0.250%	Weekly	MS	01/12/29	7,540	153,424	150,875	791
Leonardo DRS, Inc.	USFF +0.250%	Weekly	MS	01/12/29	1,366	30,212	34,847	5,460
Lincoln Electric Holdings, Inc.	USFF +0.250%	Weekly	MS	01/12/29	1,684	395,598	317,670	(69,827)
Lindsay Corp.	USFF +0.250%	Weekly	MS	07/11/28	272	31,879	33,423	2,493
Lockheed Martin Corp.	USFF +0.250%	Weekly	MS	08/27/24	1,945	867,932	908,510	88,913
Masco Corp.	USFF +0.250%	Weekly	MS	07/08/27	4,313	253,849	287,548	44,670
MasTec, Inc.	USFF +0.250%	Weekly	MS	01/12/29	3,682	398,745	393,937	3,872
MDU Resources Group, Inc.	USFF +0.250%	Weekly	MS	07/11/28	10,362	200,269	260,086	67,981
Middleby Corp. (The)	USFF +0.250%	Weekly	MS	07/11/28	2,171	302,365	266,186	(30,473)
Miller Industries, Inc.	USFF +0.250%	Weekly	MS	01/12/29	21	1,189	1,155	(7)
MRC Global, Inc.	USFF +0.250%	Weekly	MS	01/12/29	905	11,383	11,684	549
MSC Industrial Direct Co., Inc., Class A	USFF +0.250%	Weekly	MS	01/10/28	1,514	132,975	120,075	(6,193)
Mueller Industries, Inc.	USFF +0.250%	Weekly	MS	08/27/24	1,862	80,396	106,022	28,549
Mueller Water Products, Inc., Class A	USFF +0.250%	Weekly	MS	01/12/29	2,243	39,388	40,195	1,665
NEXTracker, Inc., Class A	USFF +0.250%	Weekly	MS	01/10/28	624	23,841	29,253	5,932
Nordson Corp.	USFF +0.250%	Weekly	MS	01/12/29	98	22,339	22,730	820
Northrop Grumman Corp.	USFF +0.250%	Weekly	MS	01/12/29	785	363,731	342,221	(9,388)
Otis Worldwide Corp.	USFF +0.250%	Weekly	MS	07/08/27	2,146	198,480	206,574	13,890
Owens Corning	USFF +0.250%	Weekly	MS	01/12/29	15	2,605	2,606	89
PACCAR, Inc.	USFF +0.250%	Weekly	MS	07/08/27	893	64,125	91,925	34,859
Parker-Hannifin Corp.	USFF +0.250%	Weekly	MS	07/11/28	652	284,865	329,788	53,963
Powell Industries, Inc.	USFF +0.250%	Weekly	MS	01/10/28	2,276	251,721	326,378	81,211
Proto Labs, Inc.	USFF +0.250%	Weekly	MS	01/12/29	79	2,390	2,440	103
Quanex Building Products Corp.	USFF +0.250%	Weekly	MS	01/12/29	235	6,838	6,498	(185)

GOTHAM ENHANCED RETURN FUND
Portfolio of Investments (Continued)
June 30, 2024
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Capital Goods — (continued)
Quanta Services, Inc.	USFF +0.250%	Weekly	MS	07/11/28	915	$199,070	$232,492	$37,865
Regal Rexnord Corp.	USFF +0.250%	Weekly	MS	01/12/29	1,736	277,129	234,742	(37,058)
Resideo Technologies, Inc.	USFF +0.250%	Weekly	MS	01/12/29	6,066	128,703	118,651	(7,250)
RTX Corp.	USFF +0.250%	Weekly	MS	07/11/28	4,357	414,126	437,399	34,688
Snap-on, Inc.	USFF +0.250%	Weekly	MS	01/10/28	982	248,811	256,685	19,511
SPX Technologies, Inc.	USFF +0.250%	Weekly	MS	01/10/28	108	8,496	15,351	7,041
Stanley Black & Decker, Inc.	USFF +0.250%	Weekly	MS	07/11/28	1,857	151,775	148,356	4,073
Sterling Infrastructure, Inc.	USFF +0.250%	Weekly	MS	01/10/28	748	45,573	88,518	46,598
Symbotic, Inc.	USFF +0.250%	Weekly	MS	01/12/29	981	32,195	34,492	2,998
Tennant Co.	USFF +0.250%	Weekly	MS	07/11/28	828	74,841	81,508	8,841
Textron, Inc.	USFF +0.250%	Weekly	MS	01/07/27	3,333	277,182	286,171	15,467
Trane Technologies PLC (Ireland)	USFF +0.250%	Weekly	MS	01/12/29	532	144,220	174,991	34,805
Transcat, Inc.	USFF +0.250%	Weekly	MS	01/12/29	64	8,069	7,660	(233)
TransDigm Group, Inc.	USFF +0.250%	Weekly	MS	01/12/29	96	124,405	122,651	954
Tutor Perini Corp.	USFF +0.250%	Weekly	MS	01/12/29	2,169	40,435	47,241	7,686
UFP Industries, Inc.	USFF +0.250%	Weekly	MS	07/08/27	677	59,551	75,824	18,509
United Rentals, Inc.	USFF +0.250%	Weekly	MS	01/12/29	932	598,173	602,752	16,310
Vertiv Holdings Co., Class A	USFF +0.250%	Weekly	MS	01/12/29	3,318	294,583	287,239	(883)
Wabash National Corp.	USFF +0.250%	Weekly	MS	07/08/27	2,539	49,584	55,452	7,970
Watsco, Inc.	USFF +0.250%	Weekly	MS	01/12/29	221	98,929	102,376	5,765
WESCO International, Inc.	USFF +0.250%	Weekly	MS	01/12/29	2,818	478,330	446,709	(20,631)
Westinghouse Air Brake Technologies Corp.	USFF +0.250%	Weekly	MS	01/12/29	3,608	589,037	570,244	(5,321)
Woodward, Inc.	USFF +0.250%	Weekly	MS	07/11/28	876	117,900	152,757	37,812
WW Grainger, Inc.	USFF +0.250%	Weekly	MS	07/06/26	555	439,944	500,743	74,015
Zurn Elkay Water Solutions Corp.	USFF +0.250%	Weekly	MS	07/11/28	7,199	212,700	211,651	4,443
					248,904	19,496,167	21,485,299	2,574,654
Commercial & Professional Services
ABM Industries, Inc.	USFF +0.250%	Weekly	MS	01/12/29	5,672	286,348	286,833	6,718
ACV Auctions, Inc., Class A	USFF +0.250%	Weekly	MS	01/10/28	14,264	203,111	260,318	61,947
Automatic Data Processing, Inc.	USFF +0.250%	Weekly	MS	08/27/24	3,513	782,270	838,518	100,879
Brady Corp., Class A	USFF +0.250%	Weekly	MS	01/10/28	577	27,646	38,094	11,050
BrightView Holdings, Inc.	USFF +0.250%	Weekly	MS	01/12/29	5,418	72,593	72,059	1,047
Brink's Co. (The)	USFF +0.250%	Weekly	MS	01/12/29	412	34,985	42,189	8,298

GOTHAM ENHANCED RETURN FUND
Portfolio of Investments (Continued)
June 30, 2024
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Commercial & Professional Services — (continued)
Broadridge Financial Solutions, Inc.	USFF +0.250%	Weekly	MS	07/08/27	226	$43,854	$44,522	$1,817
Cimpress PLC (Ireland)	USFF +0.250%	Weekly	MS	01/12/29	623	55,457	54,581	243
Cintas Corp.	USFF +0.250%	Weekly	MS	01/12/29	684	446,158	478,978	43,598
CoreCivic, Inc.	USFF +0.250%	Weekly	MS	01/12/29	633	7,434	8,216	945
Deluxe Corp.	USFF +0.250%	Weekly	MS	01/12/29	572	12,799	12,847	381
Dun & Bradstreet Holdings, Inc.	USFF +0.250%	Weekly	MS	01/12/29	15,308	147,372	141,752	(1,995)
ICF International, Inc.	USFF +0.250%	Weekly	MS	01/05/26	276	39,420	40,975	2,444
Interface, Inc.	USFF +0.250%	Weekly	MS	01/12/29	215	3,149	3,156	76
Jacobs Solutions, Inc.	USFF +0.250%	Weekly	MS	07/11/28	1,080	136,616	150,887	17,872
Kelly Services, Inc., Class A	USFF +0.250%	Weekly	MS	01/12/29	524	11,489	11,219	(13)
Korn Ferry	USFF +0.250%	Weekly	MS	01/12/29	201	13,440	13,495	349
Leidos Holdings, Inc.	USFF +0.250%	Weekly	MS	07/11/28	3,291	400,168	480,091	91,116
ManpowerGroup, Inc.	USFF +0.250%	Weekly	MS	07/11/28	2,134	153,661	148,953	1,417
MSA Safety, Inc.	USFF +0.250%	Weekly	MS	07/11/28	309	52,276	57,996	7,177
RB Global, Inc. (Canada)	USFF +0.250%	Weekly	MS	01/12/29	34	2,616	2,596	(184)
Republic Services, Inc.	USFF +0.250%	Weekly	MS	01/10/28	1,105	152,927	214,746	67,330
Robert Half, Inc.	USFF +0.250%	Weekly	MS	08/27/24	1,198	83,767	76,648	(2,604)
Steelcase, Inc., Class A	USFF +0.250%	Weekly	MS	07/11/28	5,526	67,141	71,617	6,644
TaskUS, Inc., Class A	USFF +0.250%	Weekly	MS	01/12/29	128	1,677	1,704	64
Tetra Tech, Inc.	USFF +0.250%	Weekly	MS	07/11/28	101	15,832	20,652	5,247
TransUnion	USFF +0.250%	Weekly	MS	01/12/29	1,376	93,793	102,044	10,709
UniFirst Corp.	USFF +0.250%	Weekly	MS	01/12/29	48	8,333	8,233	(312)
Veralto Corp.	USFF +0.250%	Weekly	MS	07/11/28	4,048	305,217	386,463	88,893
					69,496	3,661,549	4,070,382	531,153
Consumer Discretionary Distribution & Retail
1-800-Flowers.com, Inc., Class A	USFF +0.250%	Weekly	MS	01/12/29	150	1,403	1,428	57
Abercrombie & Fitch Co., Class A	USFF +0.250%	Weekly	MS	01/10/28	2,995	122,752	532,631	433,258
Academy Sports & Outdoors, Inc.	USFF +0.250%	Weekly	MS	01/12/29	4,817	254,017	256,505	8,364
Advance Auto Parts, Inc.	USFF +0.250%	Weekly	MS	01/12/29	17,334	1,140,795	1,097,762	(18,203)
Amazon.com, Inc.	USFF +0.250%	Weekly	MS	07/08/27	19,324	2,600,007	3,734,363	1,203,917
American Eagle Outfitters, Inc.	USFF +0.250%	Weekly	MS	01/12/29	3,820	77,894	76,247	49
Arko Corp.	USFF +0.250%	Weekly	MS	01/12/29	595	3,659	3,731	152
AutoZone, Inc.	USFF +0.250%	Weekly	MS	07/11/28	5	12,140	14,821	3,035
Bath & Body Works, Inc.	USFF +0.250%	Weekly	MS	01/12/29	1,274	56,930	49,750	(5,685)

GOTHAM ENHANCED RETURN FUND
Portfolio of Investments (Continued)
June 30, 2024
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Consumer Discretionary Distribution & Retail — (continued)
Best Buy Co., Inc.	USFF +0.250%	Weekly	MS	08/27/24	582	$34,243	$49,057	$22,386
Carvana Co.	USFF +0.250%	Weekly	MS	07/11/28	20,242	658,960	2,605,550	1,982,406
Dick's Sporting Goods, Inc.	USFF +0.250%	Weekly	MS	01/12/29	148	27,968	31,798	4,583
eBay, Inc.	USFF +0.250%	Weekly	MS	08/27/24	11,432	495,372	614,127	144,275
Etsy, Inc.	USFF +0.250%	Weekly	MS	01/12/29	2,700	166,945	159,246	(4,065)
Gap, Inc. (The)	USFF +0.250%	Weekly	MS	01/10/28	16,454	145,253	393,086	275,714
Genuine Parts Co.	USFF +0.250%	Weekly	MS	01/12/29	2,080	325,242	287,706	(29,205)
Hibbett, Inc.	USFF +0.250%	Weekly	MS	01/12/29	2,070	179,775	180,525	4,757
Home Depot, Inc. (The)	USFF +0.250%	Weekly	MS	01/10/28	1,122	345,429	386,237	55,953
Kohl's Corp.	USFF +0.250%	Weekly	MS	01/12/29	6,848	157,099	157,436	6,906
LKQ Corp.	USFF +0.250%	Weekly	MS	01/12/29	3,178	155,225	132,173	(18,542)
Lowe's Cos., Inc.	USFF +0.250%	Weekly	MS	01/12/29	1,688	369,929	372,136	11,103
Monro, Inc.	USFF +0.250%	Weekly	MS	07/11/28	3,439	92,413	82,055	(7,065)
ODP Corp. (The)	USFF +0.250%	Weekly	MS	07/06/26	2,387	88,933	93,737	6,485
Pool Corp.	USFF +0.250%	Weekly	MS	01/07/27	600	201,699	184,398	(11,231)
Ross Stores, Inc.	USFF +0.250%	Weekly	MS	01/12/29	833	118,502	121,052	5,370
Signet Jewelers Ltd. (Bermuda)	USFF +0.250%	Weekly	MS	01/12/29	673	59,866	60,287	1,725
TJX Cos., Inc. (The)	USFF +0.250%	Weekly	MS	07/11/28	1,124	96,809	123,752	30,555
Tractor Supply Co.	USFF +0.250%	Weekly	MS	01/12/29	503	135,340	135,810	3,695
Ulta Beauty, Inc.	USFF +0.250%	Weekly	MS	01/12/29	818	363,036	315,642	(39,492)
Williams-Sonoma, Inc.	USFF +0.250%	Weekly	MS	07/11/28	332	77,310	93,747	18,549
Winmark Corp.	USFF +0.250%	Weekly	MS	07/11/28	81	29,621	28,563	(274)
					129,648	8,594,566	12,375,358	4,089,532
Consumer Durables & Apparel
BRP, Inc. (Canada)	USFF +0.250%	Weekly	MS	01/12/29	549	38,313	35,152	(2,353)
Canada Goose Holdings, Inc. (Canada)	USFF +0.250%	Weekly	MS	01/12/29	317	4,205	4,099	(14)
Cavco Industries, Inc.	USFF +0.250%	Weekly	MS	01/12/29	180	63,130	62,311	556
Columbia Sportswear Co.	USFF +0.250%	Weekly	MS	01/12/29	3	236	237	7
Cricut, Inc., Class A	USFF +0.250%	Weekly	MS	01/12/29	294	1,772	1,761	28
Deckers Outdoor Corp.	USFF +0.250%	Weekly	MS	01/12/29	535	464,885	517,853	63,291
DR Horton, Inc.	USFF +0.250%	Weekly	MS	01/12/29	491	71,248	69,197	(1,345)
Figs, Inc., Class A	USFF +0.250%	Weekly	MS	07/11/28	30,126	174,656	160,572	(10,491)
Garmin Ltd. (Switzerland)	USFF +0.250%	Weekly	MS	07/08/27	2,712	288,559	441,839	167,868
G-III Apparel Group Ltd.	USFF +0.250%	Weekly	MS	07/11/28	2,085	51,253	56,441	6,577
Hasbro, Inc.	USFF +0.250%	Weekly	MS	07/11/28	5,815	309,503	340,178	40,636
Helen of Troy Ltd. (Bermuda)	USFF +0.250%	Weekly	MS	07/11/28	702	72,754	65,103	(6,152)

GOTHAM ENHANCED RETURN FUND
Portfolio of Investments (Continued)
June 30, 2024
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Consumer Durables & Apparel — (continued)
Installed Building Products, Inc.	USFF +0.250%	Weekly	MS	01/12/29	879	$182,254	$180,793	$2,749
Kontoor Brands, Inc.	USFF +0.250%	Weekly	MS	01/12/29	381	25,818	25,203	(52)
Lululemon Athletica, Inc.	USFF +0.250%	Weekly	MS	01/12/29	298	90,568	89,013	417
Mattel, Inc.	USFF +0.250%	Weekly	MS	07/11/28	32,488	614,555	528,255	(72,924)
Mohawk Industries, Inc.	USFF +0.250%	Weekly	MS	07/11/28	1,931	176,997	219,342	46,199
Newell Brands, Inc.	USFF +0.250%	Weekly	MS	01/12/29	5,732	43,527	36,742	(5,627)
NIKE, Inc., Class B	USFF +0.250%	Weekly	MS	07/08/27	824	76,891	62,105	(13,247)
NVR, Inc.	USFF +0.250%	Weekly	MS	01/12/29	1	7,610	7,589	145
PulteGroup, Inc.	USFF +0.250%	Weekly	MS	01/10/28	2,782	185,779	306,298	128,798
PVH Corp.	USFF +0.250%	Weekly	MS	07/11/28	829	61,769	87,766	27,435
Ralph Lauren Corp.	USFF +0.250%	Weekly	MS	01/10/28	1,346	154,244	235,631	88,781
Smith & Wesson Brands, Inc.	USFF +0.250%	Weekly	MS	01/12/29	69	1,010	989	3
Sonos, Inc.	USFF +0.250%	Weekly	MS	01/12/29	7,532	131,395	111,172	(17,362)
Tapestry, Inc.	USFF +0.250%	Weekly	MS	07/11/28	1,856	61,740	79,418	20,706
Tempur Sealy International, Inc.	USFF +0.250%	Weekly	MS	01/12/29	1,436	70,767	67,980	(1,490)
TopBuild Corp.	USFF +0.250%	Weekly	MS	07/11/28	1,180	428,343	454,619	35,599
Vista Outdoor, Inc.	USFF +0.250%	Weekly	MS	07/08/27	1,832	50,503	68,975	20,357
Worthington Enterprises, Inc.	USFF +0.250%	Weekly	MS	07/11/28	3,305	177,532	156,426	(16,090)
YETI Holdings, Inc.	USFF +0.250%	Weekly	MS	01/12/29	805	28,964	30,711	2,378
					109,315	4,110,780	4,503,770	505,383
Consumer Services
ADT, Inc.	USFF +0.250%	Weekly	MS	07/11/28	21,580	132,650	164,008	37,387
Aramark	USFF +0.250%	Weekly	MS	07/11/28	10,156	255,477	345,507	100,314
BJ's Restaurants, Inc.	USFF +0.250%	Weekly	MS	01/12/29	1,841	64,060	63,883	1,169
Booking Holdings, Inc.	USFF +0.250%	Weekly	MS	07/08/27	169	506,496	669,494	177,132
Bright Horizons Family Solutions, Inc.	USFF +0.250%	Weekly	MS	01/12/29	2,804	303,624	308,664	11,650
Brinker International, Inc.	USFF +0.250%	Weekly	MS	07/11/28	2,289	77,198	165,701	90,184
Caesars Entertainment, Inc.	USFF +0.250%	Weekly	MS	07/08/27	979	31,867	38,905	8,932
Cava Group, Inc.	USFF +0.250%	Weekly	MS	01/12/29	5,006	438,212	464,307	36,341
Cracker Barrel Old Country Store, Inc.	USFF +0.250%	Weekly	MS	01/12/29	5,706	278,384	240,565	(31,759)
Darden Restaurants, Inc.	USFF +0.250%	Weekly	MS	01/12/29	1,295	197,073	195,959	3,176
Domino's Pizza, Inc.	USFF +0.250%	Weekly	MS	07/06/26	241	120,280	124,436	6,997
DraftKings, Inc., Class A	USFF +0.250%	Weekly	MS	07/11/28	1,907	57,404	72,790	16,637
Frontdoor, Inc.	USFF +0.250%	Weekly	MS	01/10/28	5,226	168,994	176,587	11,272

GOTHAM ENHANCED RETURN FUND
Portfolio of Investments (Continued)
June 30, 2024
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Consumer Services — (continued)
Grand Canyon Education, Inc.	USFF +0.250%	Weekly	MS	01/12/29	820	$114,342	$114,726	$2,874
Hilton Worldwide Holdings, Inc.	USFF +0.250%	Weekly	MS	01/12/29	367	73,282	80,079	8,485
Hyatt Hotels Corp., Class A	USFF +0.250%	Weekly	MS	01/12/29	240	34,886	36,461	2,479
International Game Technology PLC (United Kingdom)	USFF +0.250%	Weekly	MS	01/12/29	858	17,368	17,555	565
Las Vegas Sands Corp.	USFF +0.250%	Weekly	MS	07/11/28	5,433	250,686	240,410	(3,889)
Marriott International, Inc., Class A	USFF +0.250%	Weekly	MS	01/12/29	1,818	426,995	439,538	22,979
McDonald's Corp.	USFF +0.250%	Weekly	MS	08/27/24	1,598	403,554	407,234	30,852
OneSpaWorld Holdings Ltd. (Bahamas)	USFF +0.250%	Weekly	MS	01/12/29	1,835	27,621	28,204	1,185
Papa John's International, Inc.	USFF +0.250%	Weekly	MS	01/12/29	722	40,896	33,920	(6,376)
Perdoceo Education Corp.	USFF +0.250%	Weekly	MS	01/12/29	1,614	34,047	34,572	1,267
Royal Caribbean Cruises Ltd. (Liberia)	USFF +0.250%	Weekly	MS	01/10/28	1,626	137,485	259,233	124,741
Rush Street Interactive, Inc.	USFF +0.250%	Weekly	MS	01/12/29	5,578	51,427	53,493	3,186
Strategic Education, Inc.	USFF +0.250%	Weekly	MS	01/12/29	783	83,238	86,647	5,441
Sweetgreen, Inc., Class A	USFF +0.250%	Weekly	MS	01/12/29	4,877	133,112	146,993	16,288
Target Hospitality Corp.	USFF +0.250%	Weekly	MS	01/12/29	220	1,668	1,916	285
Vail Resorts, Inc.	USFF +0.250%	Weekly	MS	01/12/29	2,235	411,857	402,591	4,187
Wyndham Hotels & Resorts, Inc.	USFF +0.250%	Weekly	MS	01/12/29	1,113	80,173	82,362	4,494
Wynn Resorts Ltd.	USFF +0.250%	Weekly	MS	01/12/29	4,033	394,171	360,954	(23,861)
Yum! Brands, Inc.	USFF +0.250%	Weekly	MS	07/08/27	1,999	246,708	264,788	28,953
					96,968	5,595,235	6,122,482	693,567
Consumer Staples Distribution & Retail
Albertsons Cos., Inc., Class A	USFF +0.250%	Weekly	MS	01/12/29	12,629	255,955	249,423	(1,661)
Costco Wholesale Corp.	USFF +0.250%	Weekly	MS	07/06/26	997	573,602	847,440	304,647
Dollar General Corp.	USFF +0.250%	Weekly	MS	01/12/29	5,284	711,244	698,703	(3,149)
Kroger Co. (The)	USFF +0.250%	Weekly	MS	01/10/28	11,279	561,926	563,160	14,281
Performance Food Group Co.	USFF +0.250%	Weekly	MS	01/12/29	2,818	197,776	186,298	(7,173)
Sysco Corp.	USFF +0.250%	Weekly	MS	07/11/28	947	62,501	67,606	7,370

GOTHAM ENHANCED RETURN FUND
Portfolio of Investments (Continued)
June 30, 2024
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Consumer Staples Distribution & Retail — (continued)
Target Corp.	USFF +0.250%	Weekly	MS	07/11/28	5,633	$796,121	$833,909	$61,919
US Foods Holding Corp.	USFF +0.250%	Weekly	MS	07/08/27	47	1,726	2,490	802
Walgreens Boots Alliance, Inc.	USFF +0.250%	Weekly	MS	01/12/29	4,962	99,474	60,015	(35,711)
Walmart, Inc.	USFF +0.250%	Weekly	MS	01/12/29	7,617	445,259	515,747	82,848
Weis Markets, Inc.	USFF +0.250%	Weekly	MS	01/12/29	57	3,567	3,578	89
					52,270	3,709,151	4,028,369	424,262
Energy
Antero Midstream Corp.	USFF +0.250%	Weekly	MS	07/11/28	18,802	231,604	277,141	59,014
Archrock, Inc.	USFF +0.250%	Weekly	MS	01/12/29	12,520	230,900	253,154	29,733
Baker Hughes Co.	USFF +0.250%	Weekly	MS	07/08/27	6,863	175,305	241,372	79,274
Borr Drilling Ltd. (Bermuda)	USFF +0.250%	Weekly	MS	01/12/29	34,898	219,579	225,092	12,596
Cactus, Inc., Class A	USFF +0.250%	Weekly	MS	01/12/29	1,964	99,112	103,581	6,754
California Resources Corp.	USFF +0.250%	Weekly	MS	01/12/29	731	34,398	38,904	6,461
Canadian Natural Resources Ltd. (Canada)	USFF +0.250%	Weekly	MS	01/12/29	6,757	232,089	240,549	14,688
Cenovus Energy, Inc. (Canada)	USFF +0.250%	Weekly	MS	01/12/29	20,973	424,089	412,329	434
ChampionX Corp.	USFF +0.250%	Weekly	MS	01/12/29	7,688	252,319	255,318	8,305
Chesapeake Energy Corp.	USFF +0.250%	Weekly	MS	07/11/28	1,739	129,343	142,928	18,644
Chevron Corp.	USFF +0.250%	Weekly	MS	01/12/29	5,308	861,001	830,277	(6,448)
ConocoPhillips	USFF +0.250%	Weekly	MS	07/08/27	1,692	171,676	193,531	34,191
CONSOL Energy, Inc.	USFF +0.250%	Weekly	MS	01/10/28	1,646	134,347	167,941	36,648
Coterra Energy, Inc.	USFF -0.250%	Weekly	MS	01/10/28	4,341	113,425	115,774	6,198
Devon Energy Corp.	USFF +0.250%	Weekly	MS	07/11/28	10,789	477,196	511,399	56,815
DHT Holdings, Inc. (Marshall Islands)	USFF +0.250%	Weekly	MS	07/08/27	7,260	70,088	83,998	19,872
Diamond Offshore Drilling, Inc.	USFF +0.250%	Weekly	MS	01/12/29	4,125	58,212	63,896	6,952
Diamondback Energy, Inc.	USFF +0.250%	Weekly	MS	01/12/29	2,722	526,407	544,917	34,128
Dorian LPG Ltd. (Marshall Islands)	USFF +0.250%	Weekly	MS	01/10/28	9,829	395,036	412,425	43,426
EOG Resources, Inc.	USFF +0.250%	Weekly	MS	01/12/29	4,079	518,680	513,424	6,033
Exxon Mobil Corp.	USFF +0.250%	Weekly	MS	01/05/26	6,603	651,661	760,137	158,199
Halliburton Co.	USFF +0.250%	Weekly	MS	01/12/29	5,707	202,845	192,782	(4,762)
Helix Energy Solutions Group, Inc.	USFF +0.250%	Weekly	MS	07/11/28	17,588	183,690	210,001	30,309
Helmerich & Payne, Inc.	USFF +0.250%	Weekly	MS	07/11/28	7,376	255,757	266,569	22,235
Hess Corp.	USFF +0.250%	Weekly	MS	01/12/29	1,125	174,913	165,960	(5,635)

GOTHAM ENHANCED RETURN FUND
Portfolio of Investments (Continued)
June 30, 2024
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Energy — (continued)
HF Sinclair Corp.	USFF +0.250%	Weekly	MS	01/12/29	7,467	$407,974	$398,290	$402
Kinder Morgan, Inc.	USFF +0.250%	Weekly	MS	01/12/29	14,292	259,772	283,982	38,891
Marathon Oil Corp.	USFF +0.250%	Weekly	MS	01/12/29	4,378	111,618	125,517	16,676
Marathon Petroleum Corp.	USFF +0.250%	Weekly	MS	08/27/24	78	10,164	13,531	4,469
Murphy Oil Corp.	USFF +0.250%	Weekly	MS	08/27/24	5,115	199,305	210,943	18,373
Nabors Industries Ltd. (Bermuda)	USFF +0.250%	Weekly	MS	01/10/28	783	66,718	55,718	(9,726)
Noble Corp. PLC (United Kingdom)	USFF +0.250%	Weekly	MS	01/12/29	2,095	92,767	93,542	3,325
Nordic American Tankers Ltd. (Bermuda)	USFF +0.250%	Weekly	MS	01/10/28	2,058	7,528	8,191	2,086
Occidental Petroleum Corp.	USFF +0.250%	Weekly	MS	01/12/29	201	12,696	12,669	250
Pembina Pipeline Corp. (Canada)	USFF +0.250%	Weekly	MS	01/12/29	4,475	164,565	165,933	6,861
Phillips 66	USFF +0.250%	Weekly	MS	07/11/28	855	118,330	120,700	6,154
Range Resources Corp.	USFF +0.250%	Weekly	MS	01/12/29	1,661	55,979	55,693	26
REX American Resources Corp.	USFF +0.250%	Weekly	MS	01/12/29	904	48,016	41,213	(5,757)
Suncor Energy, Inc. (Canada)	USFF +0.250%	Weekly	MS	01/12/29	1,670	66,291	63,627	(281)
TechnipFMC PLC (United Kingdom)	USFF +0.250%	Weekly	MS	07/08/27	22,686	513,631	593,239	92,565
US Silica Holdings, Inc.	USFF +0.250%	Weekly	MS	01/07/27	2,193	24,522	33,882	9,974
Valero Energy Corp.	USFF +0.250%	Weekly	MS	01/12/29	1,546	243,102	242,351	6,191
Weatherford International PLC (Ireland)	USFF +0.250%	Weekly	MS	01/12/29	888	101,263	108,736	9,773
					276,470	9,327,913	9,851,156	874,316
Exchange Traded Funds
SPDR S&P 500 ETF Trust	USFF +0.250%	Weekly	MS	07/11/28	6,793	3,478,714	3,696,886	308,736
Financial Services
AvidXchange Holdings, Inc.	USFF +0.250%	Weekly	MS	07/11/28	16,893	187,955	203,730	19,932
Berkshire Hathaway, Inc., Class B	USFF +0.250%	Weekly	MS	08/27/24	2,916	783,653	1,186,229	419,633
BlackRock, Inc.	USFF +0.250%	Weekly	MS	01/10/28	185	127,065	145,654	26,718
Cboe Global Markets, Inc.	USFF +0.250%	Weekly	MS	01/10/28	2,830	448,197	481,270	47,704
CME Group, Inc.	USFF +0.250%	Weekly	MS	07/11/28	6,099	1,229,133	1,199,063	2,578
Coinbase Global, Inc., Class A	USFF +0.250%	Weekly	MS	01/12/29	370	82,143	82,225	1,871
Corpay, Inc.	USFF +0.250%	Weekly	MS	01/12/29	1,060	291,352	282,395	(2,615)

GOTHAM ENHANCED RETURN FUND
Portfolio of Investments (Continued)
June 30, 2024
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Financial Services — (continued)
Euronet Worldwide, Inc.	USFF +0.250%	Weekly	MS	01/12/29	50	$5,269	$5,175	$21
FactSet Research Systems, Inc.	USFF +0.250%	Weekly	MS	01/12/29	225	93,806	91,861	155
Fidelity National Information Services, Inc.	USFF +0.250%	Weekly	MS	01/12/29	9,276	694,208	699,039	23,164
Fiserv, Inc.	USFF +0.250%	Weekly	MS	07/11/28	6,735	835,136	1,003,784	186,826
Franklin Resources, Inc.	USFF +0.250%	Weekly	MS	01/07/27	12,231	280,107	273,363	26,830
Intercontinental Exchange, Inc.	USFF +0.250%	Weekly	MS	07/08/27	1,991	257,455	272,548	24,183
International Money Express, Inc.	USFF +0.250%	Weekly	MS	01/12/29	100	2,046	2,084	83
Mastercard, Inc., Class A	USFF +0.250%	Weekly	MS	07/11/28	629	261,571	277,490	22,205
Morningstar, Inc.	USFF +0.250%	Weekly	MS	07/11/28	325	89,563	96,151	8,598
NCR Atleos Corp.	USFF +0.250%	Weekly	MS	07/08/27	1,991	37,543	53,797	17,160
Open Lending Corp.	USFF +0.250%	Weekly	MS	01/12/29	74	406	413	17
Payoneer Global, Inc.	USFF +0.250%	Weekly	MS	07/11/28	18,620	92,333	103,155	12,832
PayPal Holdings, Inc.	USFF +0.250%	Weekly	MS	07/11/28	17,717	1,005,150	1,028,118	44,845
Shift4 Payments, Inc., Class A	USFF +0.250%	Weekly	MS	07/11/28	962	55,993	70,563	21,488
T Rowe Price Group, Inc.	USFF +0.250%	Weekly	MS	01/07/27	2,462	262,668	283,893	51,531
Visa, Inc., Class A	USFF +0.250%	Weekly	MS	07/11/28	1,880	471,398	493,444	34,526
					105,621	7,594,150	8,335,444	990,285
Food, Beverage & Tobacco
Altria Group, Inc.	USFF +0.250%	Weekly	MS	08/27/24	10,824	440,666	493,033	158,840
Archer-Daniels-Midland Co.	USFF +0.250%	Weekly	MS	01/12/29	4,438	269,263	268,277	4,688
B&G Foods, Inc.	USFF +0.250%	Weekly	MS	07/11/28	21,691	210,496	175,263	(20,521)
Celsius Holdings, Inc.	USFF +0.250%	Weekly	MS	01/10/28	8,515	568,734	486,121	(70,233)
Coca-Cola Co. (The)	USFF +0.250%	Weekly	MS	08/27/24	11,500	665,532	731,975	122,407
Conagra Brands, Inc.	USFF +0.250%	Weekly	MS	07/11/28	15,262	440,027	433,746	13,195
General Mills, Inc.	USFF +0.250%	Weekly	MS	01/05/26	2,694	171,597	170,422	9,207
Hormel Foods Corp.	USFF +0.250%	Weekly	MS	07/11/28	4,300	134,425	131,107	1,111
Ingredion, Inc.	USFF +0.250%	Weekly	MS	01/10/28	2,365	260,640	271,266	18,784
Kellanova	USFF +0.250%	Weekly	MS	07/11/28	10,112	561,734	583,260	40,695
Keurig Dr Pepper, Inc.	USFF +0.250%	Weekly	MS	01/12/29	9,326	316,302	311,488	4,058
Kraft Heinz Co. (The)	USFF +0.250%	Weekly	MS	01/12/29	14,606	507,023	470,605	(28,270)
Lancaster Colony Corp.	USFF +0.250%	Weekly	MS	01/12/29	937	177,398	177,065	4,490
McCormick & Co., Inc.	USFF +0.250%	Weekly	MS	07/11/28	8,366	566,021	593,484	39,588
Mission Produce, Inc.	USFF +0.250%	Weekly	MS	01/12/29	146	1,462	1,442	13
Molson Coors Beverage Co., Class B	USFF +0.250%	Weekly	MS	01/10/28	1,688	96,431	85,801	(5,912)

GOTHAM ENHANCED RETURN FUND
Portfolio of Investments (Continued)
June 30, 2024
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Food, Beverage & Tobacco — (continued)
Mondelez International, Inc., Class A	USFF +0.250%	Weekly	MS	01/12/29	1,128	$77,216	$73,816	$(1,292)
Monster Beverage Corp.	USFF +0.250%	Weekly	MS	01/12/29	621	30,170	31,019	1,510
Philip Morris International, Inc.	USFF +0.250%	Weekly	MS	07/11/28	1,481	136,817	150,070	20,262
Primo Water Corp. (Canada)	USFF +0.250%	Weekly	MS	07/11/28	6,617	111,843	144,648	35,968
Simply Good Foods Co. (The)	USFF +0.250%	Weekly	MS	01/12/29	1,923	64,501	69,478	6,382
SunOpta, Inc. (Canada)	USFF +0.250%	Weekly	MS	01/12/29	4,556	27,755	24,602	(2,547)
Turning Point Brands, Inc.	USFF +0.250%	Weekly	MS	01/12/29	17	547	546	11
Tyson Foods, Inc., Class A	USFF +0.250%	Weekly	MS	01/12/29	1,994	115,305	113,937	1,776
Utz Brands, Inc.	USFF +0.250%	Weekly	MS	01/12/29	4,022	73,227	66,926	(4,443)
Vita Coco Co., Inc. (The)	USFF +0.250%	Weekly	MS	07/11/28	8,600	210,559	239,510	33,535
Vital Farms, Inc.	USFF +0.250%	Weekly	MS	01/12/29	1,230	46,460	57,527	12,247
					158,959	6,282,151	6,356,434	395,549
Health Care Equipment & Services
Addus HomeCare Corp.	USFF +0.250%	Weekly	MS	01/12/29	68	7,734	7,895	331
Align Technology, Inc.	USFF +0.250%	Weekly	MS	01/12/29	4,240	1,148,953	1,023,663	(100,283)
AMN Healthcare Services, Inc.	USFF +0.250%	Weekly	MS	01/12/29	131	6,650	6,711	207
Astrana Health, Inc.	USFF +0.250%	Weekly	MS	01/10/28	2,279	87,175	92,436	7,101
Atrion Corp.	USFF +0.250%	Weekly	MS	01/12/29	285	130,824	128,943	1,488
Avanos Medical, Inc.	USFF +0.250%	Weekly	MS	07/11/28	4,570	91,228	91,034	1,790
Baxter International, Inc.	USFF +0.250%	Weekly	MS	07/11/28	15,157	505,880	507,002	19,762
Becton Dickinson & Co.	USFF +0.250%	Weekly	MS	07/11/28	764	176,314	178,554	7,624
Cencora, Inc.	USFF +0.250%	Weekly	MS	01/10/28	1,600	333,458	360,480	36,135
Centene Corp.	USFF +0.250%	Weekly	MS	07/08/27	11,363	782,653	753,367	(12,251)
Cigna Group (The)	USFF +0.250%	Weekly	MS	01/12/29	1,481	498,956	489,574	4,506
Clover Health Investments Corp.	USFF +0.250%	Weekly	MS	01/12/29	15	19	18	1
CONMED Corp.	USFF +0.250%	Weekly	MS	01/12/29	2,276	174,336	157,772	(12,645)
Cross Country Healthcare, Inc.	USFF +0.250%	Weekly	MS	07/08/27	4,787	116,679	66,252	(48,045)
CVS Health Corp.	USFF +0.250%	Weekly	MS	08/27/24	8,506	544,262	502,364	(28,606)
DaVita, Inc.	USFF +0.250%	Weekly	MS	01/10/28	4,038	325,477	559,546	249,361
Definitive Healthcare Corp.	USFF +0.250%	Weekly	MS	07/11/28	6,831	56,122	37,297	(17,603)
Elevance Health, Inc.	USFF +0.250%	Weekly	MS	01/12/29	429	228,121	232,458	10,527

GOTHAM ENHANCED RETURN FUND
Portfolio of Investments (Continued)
June 30, 2024
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Health Care Equipment & Services — (continued)
Envista Holdings Corp.	USFF +0.250%	Weekly	MS	01/12/29	18,464	$337,179	$307,056	$(22,783)
Evolent Health, Inc., Class A	USFF +0.250%	Weekly	MS	01/12/29	5,950	185,399	113,764	(68,179)
Fulgent Genetics, Inc.	USFF +0.250%	Weekly	MS	01/07/27	1,321	74,326	25,918	(46,916)
GE HealthCare Technologies, Inc.	USFF +0.250%	Weekly	MS	01/07/27	6,453	452,873	502,818	60,337
GeneDx Holdings Corp.	USFF +0.250%	Weekly	MS	01/12/29	415	11,173	10,848	(81)
Guardant Health, Inc.	USFF +0.250%	Weekly	MS	01/12/29	13,643	377,859	394,010	24,376
HCA Healthcare, Inc.	USFF +0.250%	Weekly	MS	01/07/27	978	259,193	314,212	62,641
Hologic, Inc.	USFF +0.250%	Weekly	MS	01/12/29	9,261	686,247	687,629	15,923
Humana, Inc.	USFF +0.250%	Weekly	MS	01/12/29	536	187,229	200,276	24,287
McKesson Corp.	USFF +0.250%	Weekly	MS	01/12/29	254	141,420	148,346	10,121
Medtronic PLC (Ireland)	USFF +0.250%	Weekly	MS	01/12/29	12,189	1,002,637	959,396	(10,650)
Molina Healthcare, Inc.	USFF +0.250%	Weekly	MS	01/10/28	1,138	396,680	338,327	(50,257)
Omnicell, Inc.	USFF +0.250%	Weekly	MS	01/12/29	3,042	91,561	82,347	(7,221)
Owens & Minor, Inc.	USFF +0.250%	Weekly	MS	07/11/28	6,006	119,067	81,081	(35,394)
Penumbra, Inc.	USFF +0.250%	Weekly	MS	01/12/29	1,836	364,073	330,425	(25,723)
Phreesia, Inc.	USFF +0.250%	Weekly	MS	07/11/28	3,212	73,368	68,094	(3,939)
Privia Health Group, Inc.	USFF +0.250%	Weekly	MS	07/11/28	2,379	48,929	41,347	(7,052)
PROCEPT BioRobotics Corp.	USFF +0.250%	Weekly	MS	01/12/29	610	41,303	37,265	(3,138)
Quest Diagnostics, Inc.	USFF +0.250%	Weekly	MS	01/12/29	637	79,583	87,193	10,087
ResMed, Inc.	USFF +0.250%	Weekly	MS	01/12/29	2,562	472,542	490,418	29,502
Solventum Corp.	USFF +0.250%	Weekly	MS	01/12/29	6,104	359,959	322,780	(29,344)
STERIS PLC (Ireland)	USFF +0.250%	Weekly	MS	01/12/29	1,260	275,629	276,620	7,047
Surmodics, Inc.	USFF +0.250%	Weekly	MS	01/12/29	16	671	673	17
Tandem Diabetes Care, Inc.	USFF +0.250%	Weekly	MS	01/12/29	1,318	67,297	53,102	(12,729)
Tenet Healthcare Corp.	USFF +0.250%	Weekly	MS	01/12/29	5,219	607,228	694,284	100,273
UnitedHealth Group, Inc.	USFF +0.250%	Weekly	MS	01/12/29	549	269,406	279,584	14,691
Universal Health Services, Inc., Class B	USFF +0.250%	Weekly	MS	01/12/29	1,144	192,553	211,560	23,620
Veeva Systems, Inc., Class A	USFF +0.250%	Weekly	MS	01/12/29	969	174,704	177,337	6,429
Zimmer Biomet Holdings, Inc.	USFF +0.250%	Weekly	MS	07/11/28	3,760	432,459	408,073	(13,590)
					180,045	12,997,388	12,840,149	171,755

GOTHAM ENHANCED RETURN FUND
Portfolio of Investments (Continued)
June 30, 2024
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Household & Personal Products
BellRing Brands, Inc.	USFF +0.250%	Weekly	MS	07/11/28	10,640	$577,535	$607,970	$43,112
Central Garden & Pet Co., Class A	USFF +0.250%	Weekly	MS	01/12/29	17	556	562	19
Clorox Co. (The)	USFF +0.250%	Weekly	MS	01/12/29	965	146,236	131,694	(11,500)
Colgate-Palmolive Co.	USFF +0.250%	Weekly	MS	07/11/28	5,935	468,770	575,932	122,055
Coty, Inc., Class A	USFF +0.250%	Weekly	MS	01/12/29	6,578	75,595	65,912	(8,067)
Edgewell Personal Care Co.	USFF +0.250%	Weekly	MS	01/12/29	1,732	67,915	69,609	3,382
elf Beauty, Inc.	USFF +0.250%	Weekly	MS	07/08/27	2	177	421	249
Estee Lauder Cos., Inc. (The), Class A	USFF +0.250%	Weekly	MS	01/12/29	6,198	761,371	659,467	(83,400)
Kenvue, Inc.	USFF +0.250%	Weekly	MS	07/11/28	14,034	266,741	255,138	(2,424)
Kimberly-Clark Corp.	USFF +0.250%	Weekly	MS	07/08/27	4,154	521,717	574,083	90,918
Oddity Tech Ltd., Class A (Israel)	USFF +0.250%	Weekly	MS	01/12/29	3,116	107,013	122,334	17,785
Olaplex Holdings, Inc.	USFF +0.250%	Weekly	MS	01/12/29	658	1,068	1,013	(31)
Procter & Gamble Co. (The)	USFF +0.250%	Weekly	MS	08/27/24	1,779	256,438	293,393	70,918
Reynolds Consumer Products, Inc.	USFF +0.250%	Weekly	MS	01/12/29	2,201	63,167	61,584	264
WD-40 Co.	USFF +0.250%	Weekly	MS	01/12/29	493	121,588	108,283	(10,721)
					58,502	3,435,887	3,527,395	232,559
Materials
Agnico Eagle Mines Ltd. (Canada)	USFF +0.250%	Weekly	MS	01/12/29	17,193	1,132,821	1,124,422	21,243
Alamos Gold, Inc., Class A (Canada)	USFF +0.250%	Weekly	MS	01/10/28	14,749	170,812	231,264	65,771
Alcoa Corp.	USFF +0.250%	Weekly	MS	01/12/29	6,350	242,611	252,603	15,273
Alpha Metallurgical Resources, Inc.	USFF +0.250%	Weekly	MS	01/07/27	943	283,540	264,540	(12,819)
AptarGroup, Inc.	USFF +0.250%	Weekly	MS	01/12/29	1,135	158,445	159,819	5,285
Arch Resources, Inc.	USFF +0.250%	Weekly	MS	01/12/29	293	44,205	44,603	1,362
Ashland, Inc.	USFF +0.250%	Weekly	MS	01/12/29	239	22,528	22,583	546
ATI, Inc.	USFF +0.250%	Weekly	MS	01/12/29	14,043	826,607	778,684	(30,378)
Avery Dennison Corp.	USFF +0.250%	Weekly	MS	01/12/29	1,893	416,314	413,904	8,214
Axalta Coating Systems Ltd. (Bermuda)	USFF +0.250%	Weekly	MS	07/11/28	14,755	504,991	504,178	10,179
Balchem Corp.	USFF +0.250%	Weekly	MS	01/12/29	481	70,227	74,050	5,355
Ball Corp.	USFF +0.250%	Weekly	MS	07/08/27	22,484	1,425,127	1,349,490	(38,125)
Cabot Corp.	USFF +0.250%	Weekly	MS	01/12/29	3,578	346,483	328,782	(8,902)
Carpenter Technology Corp.	USFF +0.250%	Weekly	MS	07/11/28	3,060	217,684	335,315	123,436
Celanese Corp.	USFF +0.250%	Weekly	MS	01/12/29	5,407	816,316	729,350	(70,007)
Clearwater Paper Corp.	USFF +0.250%	Weekly	MS	01/12/29	127	6,377	6,156	(82)
Cleveland-Cliffs, Inc.	USFF +0.250%	Weekly	MS	07/11/28	45,093	701,053	693,981	3,745
Corteva, Inc.	USFF +0.250%	Weekly	MS	01/12/29	16,115	902,483	869,243	(14,249)

GOTHAM ENHANCED RETURN FUND
Portfolio of Investments (Continued)
June 30, 2024
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Materials — (continued)
Crown Holdings, Inc.	USFF +0.250%	Weekly	MS	01/12/29	6,442	$528,669	$479,220	$(36,693)
Dow, Inc.	USFF +0.250%	Weekly	MS	01/12/29	1,654	90,623	87,745	(906)
DuPont de Nemours, Inc.	USFF +0.250%	Weekly	MS	01/12/29	5,220	412,121	420,158	20,037
Eastman Chemical Co.	USFF +0.250%	Weekly	MS	07/11/28	348	25,737	34,094	9,763
Ecolab, Inc.	USFF +0.250%	Weekly	MS	07/11/28	1,545	333,699	367,710	42,518
Fortuna Mining Corp. (Canada)	USFF +0.250%	Weekly	MS	07/11/28	54,749	200,981	267,723	71,117
Freeport-McMoRan, Inc.	USFF +0.250%	Weekly	MS	01/12/29	4,540	236,860	220,644	(9,406)
Hawkins, Inc.	USFF +0.250%	Weekly	MS	01/10/28	149	7,651	13,559	6,166
HB Fuller Co.	USFF +0.250%	Weekly	MS	01/10/28	1,907	135,139	146,763	15,232
Hudbay Minerals, Inc. (Canada)	USFF +0.250%	Weekly	MS	01/12/29	17,643	164,698	159,669	(1,428)
Innospec, Inc.	USFF +0.250%	Weekly	MS	01/10/28	771	86,594	95,288	11,325
International Flavors & Fragrances, Inc.	USFF +0.250%	Weekly	MS	07/11/28	764	57,729	72,740	17,300
International Paper Co.	USFF +0.250%	Weekly	MS	01/10/28	5,301	183,889	228,738	52,613
Kaiser Aluminum Corp.	USFF +0.250%	Weekly	MS	01/12/29	1,136	107,672	99,854	(5,474)
Kinross Gold Corp. (Canada)	USFF +0.250%	Weekly	MS	01/12/29	31,112	236,904	258,852	27,420
Knife River Corp.	USFF +0.250%	Weekly	MS	07/11/28	1,998	135,034	140,140	7,842
Kronos Worldwide, Inc.	USFF +0.250%	Weekly	MS	01/12/29	406	5,414	5,095	(146)
Linde PLC (Ireland)	USFF +0.250%	Weekly	MS	08/27/24	1,349	523,498	591,955	89,521
Louisiana-Pacific Corp.	USFF +0.250%	Weekly	MS	01/12/29	1,072	95,535	88,258	(5,087)
LyondellBasell Industries NV, Class A (Netherlands)	USFF +0.250%	Weekly	MS	01/12/29	757	73,745	72,415	7,416
Martin Marietta Materials, Inc.	USFF +0.250%	Weekly	MS	08/27/24	890	504,519	482,202	(10,242)
Metallus, Inc.	USFF +0.250%	Weekly	MS	01/12/29	594	13,344	12,040	(1,013)
Minerals Technologies, Inc.	USFF +0.250%	Weekly	MS	01/10/28	1,347	83,892	112,017	30,187
NewMarket Corp.	USFF +0.250%	Weekly	MS	01/07/27	220	104,624	113,425	12,878
Newmont Corp.	USFF +0.250%	Weekly	MS	01/12/29	2,262	94,583	94,710	2,625
Olin Corp.	USFF +0.250%	Weekly	MS	01/12/29	720	36,036	33,948	(1,567)
Orla Mining Ltd. (Canada)	USFF +0.250%	Weekly	MS	01/12/29	420	1,707	1,613	(56)
Packaging Corp. of America	USFF +0.250%	Weekly	MS	01/12/29	22	4,033	4,016	72
Pan American Silver Corp. (Canada)	USFF +0.250%	Weekly	MS	01/12/29	11,852	244,215	235,618	(3,215)
PPG Industries, Inc.	USFF +0.250%	Weekly	MS	01/12/29	398	51,127	50,104	173

GOTHAM ENHANCED RETURN FUND
Portfolio of Investments (Continued)
June 30, 2024
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Materials — (continued)
Quaker Chemical Corp.	USFF +0.250%	Weekly	MS	01/10/28	1,274	$237,286	$216,198	$(14,879)
Royal Gold, Inc.	USFF +0.250%	Weekly	MS	01/12/29	436	44,968	54,570	11,190
RPM International, Inc.	USFF +0.250%	Weekly	MS	07/11/28	1,543	151,322	166,150	18,376
Scotts Miracle-Gro Co. (The)	USFF +0.250%	Weekly	MS	07/11/28	7,829	458,334	509,355	71,807
Sealed Air Corp.	USFF +0.250%	Weekly	MS	01/12/29	4,213	154,192	146,570	(3,414)
Sherwin-Williams Co. (The)	USFF +0.250%	Weekly	MS	07/11/28	332	78,676	99,079	22,790
Sonoco Products Co.	USFF +0.250%	Weekly	MS	01/12/29	891	49,010	45,192	(2,751)
Southern Copper Corp.	USFF +0.250%	Weekly	MS	01/12/29	558	59,970	60,119	1,455
Steel Dynamics, Inc.	USFF +0.250%	Weekly	MS	01/12/29	895	115,391	115,903	3,435
					343,497	14,418,045	14,586,416	542,828
Media & Entertainment
Alphabet, Inc., Class A	USFF +0.250%	Weekly	MS	08/27/24	12,182	1,462,689	2,218,951	800,682
Angi, Inc.	USFF +0.250%	Weekly	MS	01/12/29	798	1,533	1,532	33
Bumble, Inc., Class A	USFF +0.250%	Weekly	MS	01/12/29	39,473	445,420	414,861	(20,864)
Charter Communications, Inc., Class A	USFF +0.250%	Weekly	MS	07/08/27	1,873	502,804	559,952	68,092
Cinemark Holdings, Inc.	USFF +0.250%	Weekly	MS	07/08/27	6,111	88,238	132,120	45,803
Comcast Corp., Class A	USFF +0.250%	Weekly	MS	07/08/27	5,347	175,801	209,389	46,568
Electronic Arts, Inc.	USFF +0.250%	Weekly	MS	07/11/28	2,863	346,357	398,902	61,991
EverQuote, Inc., Class A	USFF +0.250%	Weekly	MS	01/12/29	2	41	42	2
Fox Corp., Class A	USFF +0.250%	Weekly	MS	01/12/29	353	12,104	12,133	293
Interpublic Group of Cos., Inc. (The)	USFF +0.250%	Weekly	MS	08/27/24	7,635	219,014	222,102	20,809
John Wiley & Sons, Inc., Class A	USFF +0.250%	Weekly	MS	01/12/29	15	609	611	16
Match Group, Inc.	USFF +0.250%	Weekly	MS	01/12/29	5,094	177,633	154,756	(19,011)
Meta Platforms, Inc., Class A	USFF +0.250%	Weekly	MS	07/08/27	3,867	797,667	1,949,819	1,188,661
Netflix, Inc.	USFF +0.250%	Weekly	MS	01/07/27	1,039	451,930	701,200	259,529
News Corp., Class A	USFF +0.250%	Weekly	MS	08/27/24	3,668	93,398	101,127	10,501
Omnicom Group, Inc.	USFF +0.250%	Weekly	MS	01/10/28	1,028	91,284	92,212	5,007
Pinterest, Inc., Class A	USFF +0.250%	Weekly	MS	01/12/29	826	33,054	36,402	5,477
PubMatic, Inc., Class A	USFF +0.250%	Weekly	MS	01/12/29	1,266	27,645	25,712	(1,330)
Sirius XM Holdings, Inc.	USFF +0.250%	Weekly	MS	01/12/29	100,683	312,367	284,933	(22,597)
Sphere Entertainment Co.	USFF +0.250%	Weekly	MS	01/12/29	5,902	214,637	206,924	(3,041)

GOTHAM ENHANCED RETURN FUND
Portfolio of Investments (Continued)
June 30, 2024
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Media & Entertainment — (continued)
Spotify Technology SA (Luxembourg)	USFF +0.250%	Weekly	MS	01/12/29	301	$72,436	$94,451	$23,592
Thryv Holdings, Inc.	USFF +0.250%	Weekly	MS	01/12/29	114	2,130	2,031	(52)
TripAdvisor, Inc.	USFF +0.250%	Weekly	MS	01/12/29	8,780	233,246	156,372	(71,797)
Vimeo, Inc.	USFF +0.250%	Weekly	MS	01/10/28	23,719	92,631	88,472	(2,142)
Walt Disney Co. (The)	USFF +0.250%	Weekly	MS	07/11/28	11,270	1,059,113	1,118,998	84,629
Yelp, Inc.	USFF +0.250%	Weekly	MS	07/11/28	1,537	59,991	56,792	(2,588)
ZipRecruiter, Inc., Class A	USFF +0.250%	Weekly	MS	07/08/27	3,220	41,433	29,270	(11,276)
					248,966	7,015,205	9,270,066	2,466,987
Pharmaceuticals, Biotechnology & Life Sciences
AbbVie, Inc.	USFF +0.250%	Weekly	MS	01/12/29	99	16,789	16,980	659
ADMA Biologics, Inc.	USFF +0.250%	Weekly	MS	01/12/29	6,512	59,017	72,804	16,604
Agilent Technologies, Inc.	USFF +0.250%	Weekly	MS	07/11/28	4,737	561,422	614,057	67,796
Alnylam Pharmaceuticals, Inc.	USFF +0.250%	Weekly	MS	01/12/29	479	113,086	116,397	5,773
Amgen, Inc.	USFF +0.250%	Weekly	MS	01/10/28	2	444	625	209
Amphastar Pharmaceuticals, Inc.	USFF +0.250%	Weekly	MS	07/11/28	3,079	157,847	123,160	(31,419)
ANI Pharmaceuticals, Inc.	USFF +0.250%	Weekly	MS	07/11/28	1,186	66,232	75,524	10,713
Ardelyx, Inc.	USFF +0.250%	Weekly	MS	07/11/28	46,869	260,799	347,299	92,177
Biogen, Inc.	USFF +0.250%	Weekly	MS	01/12/29	1,183	253,869	274,243	26,565
Bio-Rad Laboratories, Inc., Class A	USFF +0.250%	Weekly	MS	07/11/28	1,628	458,544	444,623	(4,309)
Bristol-Myers Squibb Co.	USFF +0.250%	Weekly	MS	01/12/29	31,423	1,323,071	1,304,997	10,723
Collegium Pharmaceutical, Inc.	USFF +0.250%	Weekly	MS	01/10/28	9,074	258,650	292,183	38,969
Danaher Corp.	USFF +0.250%	Weekly	MS	01/12/29	530	138,460	132,421	(2,775)
Elanco Animal Health, Inc.	USFF +0.250%	Weekly	MS	01/12/29	17,586	294,898	253,766	(34,713)
Eli Lilly & Co.	USFF +0.250%	Weekly	MS	01/12/29	350	271,961	316,883	51,145
Gilead Sciences, Inc.	USFF +0.250%	Weekly	MS	01/12/29	9,938	679,167	681,846	26,469
Harmony Biosciences Holdings, Inc.	USFF +0.250%	Weekly	MS	01/10/28	10,011	321,157	302,032	(12,312)
Illumina, Inc.	USFF +0.250%	Weekly	MS	01/12/29	480	49,150	50,102	2,038
Incyte Corp.	USFF +0.250%	Weekly	MS	07/11/28	2,386	123,911	144,639	24,037
IQVIA Holdings, Inc.	USFF +0.250%	Weekly	MS	07/11/28	1,857	401,200	392,644	176
Johnson & Johnson	USFF +0.250%	Weekly	MS	08/27/24	9,699	1,448,525	1,417,606	63,841
Merck & Co., Inc.	USFF +0.250%	Weekly	MS	07/11/28	4,797	517,609	593,869	96,222

GOTHAM ENHANCED RETURN FUND
Portfolio of Investments (Continued)
June 30, 2024
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Pharmaceuticals, Biotechnology & Life Sciences — (continued)
Mettler-Toledo International, Inc.	USFF +0.250%	Weekly	MS	01/07/27	147	$159,336	$205,446	$49,579
Myriad Genetics, Inc.	USFF +0.250%	Weekly	MS	01/12/29	228	5,517	5,577	181
Natera, Inc.	USFF +0.250%	Weekly	MS	01/12/29	910	100,275	98,544	176
Neurocrine Biosciences, Inc.	USFF +0.250%	Weekly	MS	01/12/29	3,562	490,812	490,381	9,951
Nurix Therapeutics, Inc.	USFF +0.250%	Weekly	MS	01/12/29	997	20,629	20,807	628
Pacira BioSciences, Inc.	USFF +0.250%	Weekly	MS	01/12/29	371	10,333	10,614	507
Perrigo Co. PLC (Ireland)	USFF +0.250%	Weekly	MS	01/12/29	46	1,187	1,181	21
QIAGEN NV (Netherlands)	USFF +0.250%	Weekly	MS	01/12/29	1,181	49,795	48,527	(183)
Regeneron Pharmaceuticals, Inc.	USFF +0.250%	Weekly	MS	01/12/29	50	52,988	52,552	717
Repligen Corp.	USFF +0.250%	Weekly	MS	01/12/29	1,206	156,741	152,028	(1,301)
Rhythm Pharmaceuticals, Inc.	USFF +0.250%	Weekly	MS	07/11/28	1,285	31,551	52,762	21,899
Thermo Fisher Scientific, Inc.	USFF +0.250%	Weekly	MS	01/12/29	761	419,922	420,833	10,675
Twist Bioscience Corp.	USFF +0.250%	Weekly	MS	01/10/28	9,040	328,314	445,491	124,323
Vera Therapeutics, Inc.	USFF +0.250%	Weekly	MS	01/12/29	25	443	905	472
Vir Biotechnology, Inc.	USFF +0.250%	Weekly	MS	01/12/29	1,193	12,103	10,618	(1,221)
Waters Corp.	USFF +0.250%	Weekly	MS	01/12/29	1,253	386,114	363,520	(14,189)
					186,160	10,001,868	10,348,486	650,823
Semiconductors & Semiconductor Equipment
Advanced Micro Devices, Inc.	USFF +0.250%	Weekly	MS	07/11/28	5,255	631,229	852,414	242,813
Alpha & Omega Semiconductor Ltd. (Bermuda)	USFF +0.250%	Weekly	MS	01/12/29	19	693	710	33
Amkor Technology, Inc.	USFF +0.250%	Weekly	MS	01/12/29	4,147	125,076	165,963	46,123
Analog Devices, Inc.	USFF +0.250%	Weekly	MS	01/12/29	1,614	368,503	368,412	7,988
Applied Materials, Inc.	USFF +0.250%	Weekly	MS	08/27/24	3,446	494,710	813,222	342,949
Broadcom, Inc.	USFF +0.250%	Weekly	MS	08/27/24	1,291	1,817,755	2,072,739	323,976
Cirrus Logic, Inc.	USFF +0.250%	Weekly	MS	01/12/29	4,307	427,168	549,832	133,526
Credo Technology Group Holding Ltd. (Cayman Islands)	USFF +0.250%	Weekly	MS	01/12/29	15,247	419,717	486,989	76,408

GOTHAM ENHANCED RETURN FUND
Portfolio of Investments (Continued)
June 30, 2024
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Semiconductors & Semiconductor Equipment — (continued)
Entegris, Inc.	USFF +0.250%	Weekly	MS	01/12/29	999	$127,098	$135,265	$11,438
GLOBALFOUNDRIES, Inc. (Cayman Islands)	USFF +0.250%	Weekly	MS	01/12/29	2,689	129,606	135,956	9,079
Ichor Holdings Ltd. (Cayman Islands)	USFF +0.250%	Weekly	MS	01/12/29	1,442	54,464	55,589	2,312
KLA Corp.	USFF +0.250%	Weekly	MS	07/11/28	526	314,598	433,692	127,706
Lam Research Corp.	USFF +0.250%	Weekly	MS	07/08/27	358	252,246	381,216	138,884
Microchip Technology, Inc.	USFF +0.250%	Weekly	MS	01/12/29	5,334	504,862	488,061	(5,331)
Micron Technology, Inc.	USFF +0.250%	Weekly	MS	01/12/29	4,497	582,217	591,490	20,847
MKS Instruments, Inc.	USFF +0.250%	Weekly	MS	01/12/29	2,043	257,236	266,775	15,494
Monolithic Power Systems, Inc.	USFF +0.250%	Weekly	MS	07/11/28	805	419,884	661,452	253,073
NVIDIA Corp.	USFF +0.250%	Weekly	MS	01/10/28	16,747	1,306,675	2,068,924	791,072
NXP Semiconductors NV (Netherlands)	USFF +0.250%	Weekly	MS	01/07/27	2,905	476,397	781,706	330,257
ON Semiconductor Corp.	USFF +0.250%	Weekly	MS	01/12/29	7,016	517,272	480,947	(25,066)
Photronics, Inc.	USFF +0.250%	Weekly	MS	01/07/27	10,978	198,117	270,827	77,023
Qorvo, Inc.	USFF +0.250%	Weekly	MS	01/12/29	4,679	495,947	542,951	58,246
QUALCOMM, Inc.	USFF +0.250%	Weekly	MS	01/10/28	11,011	1,587,246	2,193,171	665,822
Rambus, Inc.	USFF +0.250%	Weekly	MS	01/12/29	2,850	157,273	167,466	13,780
Semtech Corp.	USFF +0.250%	Weekly	MS	01/12/29	7,242	224,646	216,391	(3,365)
Skyworks Solutions, Inc.	USFF +0.250%	Weekly	MS	07/11/28	473	43,193	50,412	13,065
Texas Instruments, Inc.	USFF +0.250%	Weekly	MS	01/12/29	1,853	365,235	360,464	(5,397)
					119,773	12,299,063	15,593,036	3,662,755
Software & Services
A10 Networks, Inc.	USFF +0.250%	Weekly	MS	01/12/29	1,135	15,371	15,720	684
Accenture PLC, Class A (Ireland)	USFF +0.250%	Weekly	MS	01/10/28	4,000	1,213,119	1,213,640	35,517
Adobe, Inc.	USFF +0.250%	Weekly	MS	07/08/27	1,354	517,731	752,201	246,370
Alarm.com Holdings, Inc.	USFF +0.250%	Weekly	MS	01/12/29	4,352	284,351	276,526	(1,636)
Amdocs Ltd. (Guernsey)	USFF +0.250%	Weekly	MS	01/12/29	824	72,377	65,030	(5,243)
Appfolio, Inc., Class A	USFF +0.250%	Weekly	MS	01/12/29	1,782	399,141	435,824	45,559
AppLovin Corp., Class A	USFF +0.250%	Weekly	MS	01/12/29	8,536	652,006	710,366	77,911
ASGN, Inc.	USFF +0.250%	Weekly	MS	01/12/29	2,595	246,493	228,801	(12,326)
Bitfarms Ltd. (Canada)	USFF +0.250%	Weekly	MS	01/12/29	167,057	357,054	429,336	81,535
Blackbaud, Inc.	USFF +0.250%	Weekly	MS	07/11/28	657	46,745	50,044	4,331
BlackLine, Inc.	USFF +0.250%	Weekly	MS	01/12/29	2,477	115,182	120,011	7,335

GOTHAM ENHANCED RETURN FUND
Portfolio of Investments (Continued)
June 30, 2024
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Software & Services — (continued)
Box, Inc., Class A	USFF +0.250%	Weekly	MS	01/12/29	12,179	$331,148	$322,013	$(2,420)
Cadence Design Systems, Inc.	USFF +0.250%	Weekly	MS	01/10/28	470	124,897	144,643	22,464
CGI, Inc. (Canada)	USFF +0.250%	Weekly	MS	01/12/29	500	52,916	49,905	(1,858)
Clear Secure, Inc., Class A	USFF +0.250%	Weekly	MS	01/12/29	5,263	89,987	98,471	11,167
Crowdstrike Holdings, Inc., Class A	USFF +0.250%	Weekly	MS	07/11/28	2,401	880,531	920,039	58,673
Digimarc Corp.	USFF +0.250%	Weekly	MS	01/12/29	74	2,231	2,295	113
DocuSign, Inc.	USFF +0.250%	Weekly	MS	01/12/29	1,137	59,128	60,830	2,989
Dolby Laboratories, Inc., Class A	USFF +0.250%	Weekly	MS	01/12/29	1,354	107,084	107,277	2,524
Dropbox, Inc., Class A	USFF +0.250%	Weekly	MS	01/12/29	13,164	285,322	295,795	16,383
DXC Technology Co.	USFF +0.250%	Weekly	MS	01/12/29	4,433	92,033	84,626	(6,237)
Envestnet, Inc.	USFF +0.250%	Weekly	MS	01/12/29	828	51,143	51,825	1,796
Fortinet, Inc.	USFF +0.250%	Weekly	MS	08/27/24	4,286	250,403	258,317	13,365
Gen Digital, Inc.	USFF +0.250%	Weekly	MS	07/08/27	15,550	287,569	388,439	115,761
Globant S.A. (Luxembourg)	USFF +0.250%	Weekly	MS	01/12/29	628	113,469	111,947	(2,520)
Guidewire Software, Inc.	USFF +0.250%	Weekly	MS	07/11/28	3,234	398,541	445,936	56,070
Informatica, Inc., Class A	USFF +0.250%	Weekly	MS	01/12/29	5,958	188,121	183,983	(132)
InterDigital, Inc.	USFF +0.250%	Weekly	MS	08/27/24	946	88,501	110,266	27,825
International Business Machines Corp.	USFF +0.250%	Weekly	MS	01/10/28	763	125,288	131,961	11,218
Intuit, Inc.	USFF +0.250%	Weekly	MS	01/12/29	885	502,760	581,631	95,711
JFrog Ltd. (Israel)	USFF +0.250%	Weekly	MS	07/11/28	2,267	72,838	85,126	14,158
Kyndryl Holdings, Inc.	USFF +0.250%	Weekly	MS	07/06/26	7,505	173,197	197,457	28,030
LiveRamp Holdings, Inc.	USFF +0.250%	Weekly	MS	07/11/28	6,277	212,566	194,210	(13,729)
Microsoft Corp.	USFF +0.250%	Weekly	MS	08/27/24	3,243	905,255	1,449,459	626,744
NCR Voyix Corp.	USFF +0.250%	Weekly	MS	07/08/27	11,595	158,201	143,198	(11,559)
Nutanix, Inc., Class A	USFF +0.250%	Weekly	MS	01/10/28	5,438	167,680	309,150	150,821
Okta, Inc.	USFF +0.250%	Weekly	MS	01/12/29	1,207	125,386	112,987	(10,443)
Oracle Corp.	USFF +0.250%	Weekly	MS	08/27/24	8,352	912,690	1,179,302	315,944
Palo Alto Networks, Inc.	USFF +0.250%	Weekly	MS	01/10/28	2,355	510,968	798,369	310,024
Pegasystems, Inc.	USFF +0.250%	Weekly	MS	01/12/29	6,096	377,032	368,991	126
PTC, Inc.	USFF +0.250%	Weekly	MS	01/12/29	677	117,781	122,991	8,270
Q2 Holdings, Inc.	USFF +0.250%	Weekly	MS	01/10/28	3,938	166,451	237,580	74,752
Qualys, Inc.	USFF +0.250%	Weekly	MS	07/08/27	1,683	233,029	239,996	10,154
Salesforce, Inc.	USFF +0.250%	Weekly	MS	07/08/27	3,610	804,095	928,131	142,855
Samsara, Inc., Class A	USFF +0.250%	Weekly	MS	01/10/28	2,968	74,916	100,022	30,918
SEMrush Holdings, Inc., Class A	USFF +0.250%	Weekly	MS	01/12/29	1,459	21,510	19,536	(1,505)

GOTHAM ENHANCED RETURN FUND
Portfolio of Investments (Continued)
June 30, 2024
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Software & Services — (continued)
ServiceNow, Inc.	USFF +0.250%	Weekly	MS	08/27/24	1,563	$936,823	$1,229,565	$338,033
Smartsheet, Inc., Class A	USFF +0.250%	Weekly	MS	01/12/29	1,416	59,862	62,417	3,859
SPS Commerce, Inc.	USFF +0.250%	Weekly	MS	01/12/29	459	77,665	86,365	10,464
Squarespace, Inc., Class A	USFF +0.250%	Weekly	MS	01/10/28	43	1,207	1,876	1,103
Synopsys, Inc.	USFF +0.250%	Weekly	MS	01/12/29	139	84,298	82,713	251
Verint Systems, Inc.	USFF +0.250%	Weekly	MS	01/12/29	2,722	82,301	87,648	7,139
VeriSign, Inc.	USFF +0.250%	Weekly	MS	07/06/26	1,609	289,495	286,080	2,887
Yext, Inc.	USFF +0.250%	Weekly	MS	07/08/27	13,711	98,286	73,354	(23,341)
Zoom Video Communications, Inc., Class A	USFF +0.250%	Weekly	MS	07/11/28	9,673	574,730	572,545	10,324
					368,827	15,188,904	17,616,766	2,929,208
Technology Hardware & Equipment
Amphenol Corp., Class A	USFF +0.250%	Weekly	MS	07/11/28	8,742	457,999	588,949	142,723
Apple, Inc.	USFF +0.250%	Weekly	MS	08/27/24	16,425	2,777,227	3,459,434	776,025
Arlo Technologies, Inc.	USFF +0.250%	Weekly	MS	01/12/29	8,477	98,461	110,540	14,233
Badger Meter, Inc.	USFF +0.250%	Weekly	MS	07/08/27	310	42,691	57,769	16,313
Bel Fuse, Inc., Class B	USFF +0.250%	Weekly	MS	07/11/28	1,615	81,416	105,363	26,003
Benchmark Electronics, Inc.	USFF +0.250%	Weekly	MS	01/12/29	2,033	83,742	80,222	(1,375)
CDW Corp.	USFF +0.250%	Weekly	MS	01/07/27	727	152,042	162,732	16,023
Ciena Corp.	USFF +0.250%	Weekly	MS	01/12/29	1,305	58,585	62,875	6,313
Cisco Systems, Inc.	USFF +0.250%	Weekly	MS	01/12/29	12,180	554,900	578,672	35,849
Corning, Inc.	USFF +0.250%	Weekly	MS	01/12/29	2,225	74,383	86,441	14,818
Diebold Nixdorf, Inc.	USFF +0.250%	Weekly	MS	01/12/29	189	7,232	7,273	199
ePlus, Inc.	USFF +0.250%	Weekly	MS	01/12/29	89	6,477	6,558	222
F5, Inc.	USFF +0.250%	Weekly	MS	07/08/27	2,510	413,868	432,297	27,141
Fabrinet (Cayman Islands)	USFF +0.250%	Weekly	MS	07/11/28	491	80,560	120,192	41,386
Hewlett Packard Enterprise Co.	USFF +0.250%	Weekly	MS	08/27/24	21,238	321,447	449,608	151,728
HP, Inc.	USFF +0.250%	Weekly	MS	08/27/24	16,481	355,368	577,165	298,699
Insight Enterprises, Inc.	USFF +0.250%	Weekly	MS	01/10/28	813	102,305	161,267	61,189
Itron, Inc.	USFF +0.250%	Weekly	MS	07/11/28	5,570	539,267	551,207	23,678
Jabil, Inc.	USFF +0.250%	Weekly	MS	07/11/28	2,479	290,626	269,690	(14,325)
Juniper Networks, Inc.	USFF +0.250%	Weekly	MS	01/12/29	2,171	76,088	79,155	4,971
Keysight Technologies, Inc.	USFF +0.250%	Weekly	MS	01/12/29	400	54,631	54,700	1,259
Knowles Corp.	USFF +0.250%	Weekly	MS	01/12/29	46	786	794	26
Littelfuse, Inc.	USFF +0.250%	Weekly	MS	01/12/29	140	32,725	35,783	4,275
Napco Security Technologies, Inc.	USFF +0.250%	Weekly	MS	01/10/28	2,212	56,034	114,913	60,743

GOTHAM ENHANCED RETURN FUND
Portfolio of Investments (Continued)
June 30, 2024
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Technology Hardware & Equipment — (continued)
NetApp, Inc.	USFF +0.250%	Weekly	MS	08/27/24	3,264	$275,333	$420,403	$165,775
NetScout Systems, Inc.	USFF +0.250%	Weekly	MS	01/10/28	6,361	170,329	116,343	(50,279)
PC Connection, Inc.	USFF +0.250%	Weekly	MS	01/12/29	2	128	128	4
Pure Storage, Inc., Class A	USFF +0.250%	Weekly	MS	01/12/29	6,900	435,621	443,049	15,538
Rogers Corp.	USFF +0.250%	Weekly	MS	01/12/29	1,143	133,046	137,857	7,708
ScanSource, Inc.	USFF +0.250%	Weekly	MS	01/12/29	734	34,386	32,524	(1,114)
Seagate Technology Holdings PLC (Ireland)	USFF +0.250%	Weekly	MS	01/10/28	3,451	221,020	356,385	154,383
Super Micro Computer, Inc.	USFF +0.250%	Weekly	MS	01/12/29	232	198,947	190,089	(4,527)
TD SYNNEX Corp.	USFF +0.250%	Weekly	MS	07/11/28	426	45,123	49,160	5,815
TE Connectivity Ltd. (Switzerland)	USFF +0.250%	Weekly	MS	07/11/28	1,215	158,434	182,772	29,388
Vontier Corp.	USFF +0.250%	Weekly	MS	07/11/28	3,396	121,712	129,727	10,746
Western Digital Corp.	USFF +0.250%	Weekly	MS	07/11/28	6,213	324,546	470,759	153,278
Zebra Technologies Corp., Class A	USFF +0.250%	Weekly	MS	01/12/29	211	63,139	65,184	3,438
					142,416	8,900,624	10,747,979	2,198,269
Telecommunication Services
Anterix, Inc.	USFF +0.250%	Weekly	MS	01/12/29	14	539	554	28
AT&T, Inc.	USFF +0.250%	Weekly	MS	01/10/28	17,432	268,997	333,126	78,576
IDT Corp., Class B	USFF +0.250%	Weekly	MS	01/12/29	25	895	898	23
Iridium Communications, Inc.	USFF +0.250%	Weekly	MS	01/12/29	10,612	303,048	282,491	(12,456)
Lumen Technologies, Inc.	USFF +0.250%	Weekly	MS	01/12/29	31,257	40,559	34,383	(6,819)
T-Mobile US, Inc.	USFF +0.250%	Weekly	MS	01/10/28	3,241	448,725	570,999	138,419
Verizon Communications, Inc.	USFF +0.250%	Weekly	MS	07/08/27	10,019	367,906	413,184	79,168
					72,600	1,430,669	1,635,635	276,939
Transportation
CSX Corp.	USFF +0.250%	Weekly	MS	08/27/24	18,545	592,898	620,330	51,325
Delta Air Lines, Inc.	USFF +0.250%	Weekly	MS	07/11/28	9,126	291,065	432,937	150,033
FedEx Corp.	USFF +0.250%	Weekly	MS	01/10/28	2,230	518,748	668,643	172,152
FTAI Infrastructure, Inc.	USFF +0.250%	Weekly	MS	01/12/29	4,841	37,811	41,778	4,853
Genco Shipping & Trading Ltd. (Marshall Islands)	USFF +0.250%	Weekly	MS	01/12/29	568	11,912	12,104	452
Kirby Corp.	USFF +0.250%	Weekly	MS	01/12/29	1,558	181,888	186,539	8,611
Old Dominion Freight Line, Inc.	USFF +0.250%	Weekly	MS	01/05/26	1,341	254,982	236,821	(11,728)

GOTHAM ENHANCED RETURN FUND
Portfolio of Investments (Continued)
June 30, 2024
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Transportation — (continued)
SkyWest, Inc.	USFF +0.250%	Weekly	MS	07/11/28	5,423	$294,131	$445,066	$157,644
Uber Technologies, Inc.	USFF +0.250%	Weekly	MS	07/11/28	4,855	301,475	352,861	58,797
Union Pacific Corp.	USFF +0.250%	Weekly	MS	07/11/28	1,086	246,140	245,718	4,930
United Parcel Service, Inc., Class B	USFF +0.250%	Weekly	MS	01/12/29	1,097	149,310	150,124	2,186
Universal Logistics Holdings, Inc.	USFF +0.250%	Weekly	MS	01/12/29	51	2,190	2,070	(69)
XPO, Inc.	USFF +0.250%	Weekly	MS	01/10/28	2	101	212	114
					50,723	2,882,651	3,395,203	599,300
Utilities
ALLETE, Inc.	USFF +0.250%	Weekly	MS	01/10/28	5,097	280,468	317,798	53,550
American Water Works Co., Inc.	USFF +0.250%	Weekly	MS	01/10/28	1,261	171,399	162,871	(1,389)
Atmos Energy Corp.	USFF +0.250%	Weekly	MS	01/12/29	705	81,360	82,238	3,122
Avista Corp.	USFF +0.250%	Weekly	MS	01/12/29	234	7,954	8,099	319
Black Hills Corp.	USFF +0.250%	Weekly	MS	07/11/28	1,774	87,359	96,470	14,766
CMS Energy Corp.	USFF +0.250%	Weekly	MS	01/12/29	1,777	108,914	105,785	(554)
Constellation Energy Corp.	USFF +0.250%	Weekly	MS	08/27/24	3,474	374,459	695,738	335,140
Duke Energy Corp.	USFF +0.250%	Weekly	MS	01/12/29	6,605	606,485	662,019	79,074
Edison International	USFF +0.250%	Weekly	MS	01/12/29	520	38,118	37,341	(285)
Montauk Renewables, Inc.	USFF +0.250%	Weekly	MS	01/12/29	202	1,075	1,151	101
NRG Energy, Inc.	USFF +0.250%	Weekly	MS	07/11/28	8,017	369,641	624,204	269,626
Public Service Enterprise Group, Inc.	USFF +0.250%	Weekly	MS	07/11/28	2,849	184,908	209,971	31,345
Southwest Gas Holdings, Inc.	USFF +0.250%	Weekly	MS	01/12/29	835	57,800	58,767	2,868
Vistra Corp.	USFF +0.250%	Weekly	MS	01/10/28	1,643	48,861	141,265	94,853
WEC Energy Group, Inc.	USFF +0.250%	Weekly	MS	01/12/29	1,178	97,531	92,426	(2,981)
					36,171	2,516,332	3,296,143	879,555

Total Reference Entity — Long						165,827,420	186,677,701	26,219,552
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Short
Automobiles & Components
Fox Factory Holding Corp.	USFF -0.250%	Weekly	MS	01/12/29	(4,077)	$(206,116)	$(196,471)	$5,706
Harley-Davidson, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(3,410)	(119,986)	(114,371)	2,837
Mobileye Global Inc, Class A	USFF -0.930%	Weekly	MS	07/11/28	(58,652)	(1,697,006)	(1,647,241)	16,822
Phinia, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(1,711)	(66,835)	(67,345)	(2,531)

GOTHAM ENHANCED RETURN FUND
Portfolio of Investments (Continued)
June 30, 2024
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Automobiles & Components — (continued)
QuantumScape Corp.	USFF -0.680%	Weekly	MS	07/11/28	(42,100)	$(260,536)	$(207,132)	$48,347
Tesla, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(2,432)	(446,928)	(481,244)	(44,199)
Thor Industries, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(842)	(96,849)	(78,685)	18,708
					(113,224)	(2,894,256)	(2,792,489)	45,690
Capital Goods
3D Systems Corp.	USFF -0.265%	Weekly	MS	07/08/27	(43,216)	(323,763)	(132,673)	185,004
AAON, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(4,492)	(391,595)	(391,882)	(8,876)
AAR Corp.	USFF -0.250%	Weekly	MS	01/12/29	(761)	(54,718)	(55,325)	(1,668)
Advanced Drainage Systems, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(1,729)	(301,982)	(277,314)	19,285
AeroVironment, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(807)	(103,997)	(147,003)	(47,120)
Albany International Corp., Class A	USFF -0.250%	Weekly	MS	01/10/28	(5,575)	(511,194)	(470,809)	25,511
Ameresco, Inc., Class A	USFF -0.250%	Weekly	MS	07/08/27	(11,311)	(496,908)	(325,870)	161,314
American Woodmark Corp.	USFF -0.250%	Weekly	MS	01/12/29	(777)	(65,115)	(61,072)	2,786
Archer Aviation, Inc., Class A	USFF -15.699%	Weekly	MS	07/11/28	(55,178)	(250,801)	(194,227)	51,706
Arcosa, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(3,658)	(303,076)	(305,114)	(8,235)
Astec Industries, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(1,125)	(36,107)	(33,367)	2,022
Atkore Inc	USFF -0.250%	Weekly	MS	07/11/28	(861)	(134,927)	(116,175)	16,726
Atmus Filtration Technologies Inc	USFF -0.250%	Weekly	MS	01/12/29	(30,413)	(923,710)	(875,286)	30,493
ATS Corp (Canada)	USFF -0.250%	Weekly	MS	01/12/29	(863)	(27,669)	(27,884)	(751)
Axon Enterprise, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(3,619)	(1,074,046)	(1,064,855)	(11,658)
Ballard Power Systems, Inc. (Canada)	USFF -1.300%	Weekly	MS	01/05/26	(71,822)	(843,656)	(161,599)	665,962
Barnes Group, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(4,629)	(149,613)	(191,687)	(46,732)
Beacon Roofing Supply, Inc.	USFF -0.250%	Weekly	MS	01/05/26	(11,917)	(1,148,121)	(1,078,488)	47,768
Bloom Energy Corp., Class A	USFF -0.580%	Weekly	MS	01/12/29	(16,003)	(164,971)	(195,877)	(34,108)
Boeing Co. (The)	USFF -0.250%	Weekly	MS	01/12/29	(2,623)	(498,135)	(477,412)	12,467
Cadre Holdings, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(2,998)	(96,027)	(100,613)	(6,449)
CAE, Inc. (Canada)	USFF -0.250%	Weekly	MS	01/12/29	(6,851)	(137,267)	(127,292)	7,312
Carrier Global Corp.	USFF -0.250%	Weekly	MS	01/12/29	(7,803)	(495,127)	(492,213)	(9,275)
ChargePoint Holdings, Inc.	USFF -8.776%	Weekly	MS	01/10/28	(111,813)	(450,810)	(168,838)	273,394
Columbus McKinnon Corp.	USFF -0.250%	Weekly	MS	01/12/29	(618)	(22,524)	(21,346)	742
Construction Partners, Inc., Class A	USFF -0.250%	Weekly	MS	01/05/26	(6,084)	(320,828)	(335,898)	(22,077)
Distribution Solutions Group Inc	USFF -0.250%	Weekly	MS	01/12/29	(2)	(60)	(60)	—
Encore Wire Corp.	USFF -0.250%	Weekly	MS	01/12/29	(1,201)	(316,607)	(348,086)	(40,694)

GOTHAM ENHANCED RETURN FUND
Portfolio of Investments (Continued)
June 30, 2024
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Capital Goods — (continued)
Energy Recovery, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(4,581)	$(91,728)	$(60,881)	$29,067
Enovix Corp.	USFF -5.330%	Weekly	MS	07/11/28	(2,652)	(53,848)	(41,000)	11,804
EnPro, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(720)	(106,704)	(104,810)	(262)
ESCO Technologies, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(1,362)	(146,501)	(143,064)	496
Fluor Corp.	USFF -0.250%	Weekly	MS	01/12/29	(8,686)	(361,929)	(378,275)	(24,560)
GATX Corp.	USFF -0.250%	Weekly	MS	07/11/28	(3,569)	(445,747)	(472,393)	(40,275)
GMS, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(769)	(61,784)	(61,989)	(1,404)
Helios Technologies, Inc.	USFF -0.250%	Weekly	MS	07/06/26	(3,640)	(213,675)	(173,810)	34,425
Hillenbrand, Inc.	USFF -0.250%	Weekly	MS	07/08/27	(3,690)	(171,241)	(147,674)	17,977
Huntington Ingalls Industries, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(1,795)	(453,100)	(442,162)	689
John Bean Technologies Corp.	USFF -0.250%	Weekly	MS	01/10/28	(259)	(31,070)	(24,597)	6,516
Johnson Controls International PLC (Ireland)	USFF -0.250%	Weekly	MS	01/12/29	(1,227)	(90,676)	(81,559)	13,602
Kadant, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(42)	(12,096)	(12,339)	(477)
Karat Packaging Inc	USFF -0.730%	Weekly	MS	01/12/29	(40)	(1,144)	(1,183)	(61)
Lennox International, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(656)	(351,508)	(350,947)	(6,962)
Mercury Systems, Inc.	USFF -0.250%	Weekly	MS	01/05/26	(17,419)	(876,340)	(470,139)	389,190
Moog, Inc., Class A	USFF -0.250%	Weekly	MS	07/11/28	(735)	(85,126)	(122,965)	(40,730)
MYR Group, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(5,791)	(885,200)	(785,897)	82,120
Oshkosh Corp.	USFF -0.250%	Weekly	MS	01/12/29	(6,684)	(778,500)	(723,209)	37,890
Plug Power, Inc.	USFF -1.838%	Weekly	MS	01/10/28	(101,380)	(530,859)	(236,215)	284,338
Primoris Services Corp.	USFF -0.250%	Weekly	MS	01/12/29	(2,007)	(92,550)	(100,129)	(10,546)
RBC Bearings, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(318)	(87,698)	(85,790)	148
Rocket Lab USA, Inc.	USFF -0.700%	Weekly	MS	07/11/28	(31,570)	(141,982)	(151,536)	(12,985)
Rockwell Automation, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(690)	(192,676)	(189,943)	(1,362)
Rush Enterprises, Inc., Class A	USFF -0.250%	Weekly	MS	07/08/27	(15,761)	(694,584)	(659,913)	15,524
Sensata Technologies Holding PLC (United Kingdom)	USFF -0.250%	Weekly	MS	01/12/29	(14,772)	(529,444)	(552,325)	(36,835)
Simpson Manufacturing Co., Inc.	USFF -0.250%	Weekly	MS	01/12/29	(964)	(164,322)	(162,463)	(1,318)
SiteOne Landscape Supply, Inc.	USFF -0.250%	Weekly	MS	07/06/26	(344)	(57,338)	(41,765)	14,461
Spirit AeroSystems Holdings, Inc., Class A	USFF -0.250%	Weekly	MS	01/12/29	(4,653)	(141,723)	(152,944)	(13,995)

GOTHAM ENHANCED RETURN FUND
Portfolio of Investments (Continued)
June 30, 2024
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Capital Goods — (continued)
Standex International Corp	USFF -0.250%	Weekly	MS	01/12/29	(342)	$(61,447)	$(55,113)	$5,204
Stantec Inc (Canada)	USFF -0.250%	Weekly	MS	01/12/29	(1,096)	(89,205)	(91,571)	(4,261)
Stratasys Ltd. (Israel)	USFF -0.630%	Weekly	MS	07/11/28	(10,688)	(129,755)	(89,672)	37,576
Sunrun, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(1,792)	(44,574)	(21,253)	22,456
Thermon Group Holdings Inc	USFF -0.250%	Weekly	MS	01/12/29	(3,315)	(104,945)	(101,969)	806
Timken Co. (The)	USFF -0.250%	Weekly	MS	01/12/29	(5,309)	(456,061)	(425,410)	20,448
Toro Co. (The)	USFF -0.250%	Weekly	MS	07/11/28	(2,983)	(274,306)	(278,940)	(13,423)
WillScot Mobile Mini Holdings Corp.	USFF -0.250%	Weekly	MS	01/12/29	(3,202)	(155,541)	(120,523)	35,334
Xometry, Inc., Class A	USFF -0.250%	Weekly	MS	07/08/27	(13,159)	(305,635)	(152,118)	147,585
					(687,411)	(19,115,916)	(16,446,750)	2,263,049
Commercial & Professional Services
Alight, Inc., Class A	USFF -0.250%	Weekly	MS	01/12/29	(15,666)	(122,235)	(115,615)	4,269
CACI International, Inc., Class A	USFF -0.250%	Weekly	MS	01/12/29	(493)	(185,955)	(212,054)	(31,244)
Casella Waste Systems, Inc., Class A	USFF -0.250%	Weekly	MS	01/10/28	(6,619)	(560,531)	(656,737)	(107,087)
CBIZ, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(7,041)	(499,895)	(521,738)	(32,235)
Clarivate PLC (Jersey)	USFF -0.250%	Weekly	MS	07/11/28	(19,899)	(167,606)	(113,225)	51,128
Clean Harbors, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(1,431)	(277,790)	(323,621)	(51,630)
Concentrix Corp.	USFF -0.250%	Weekly	MS	01/12/29	(9,608)	(690,401)	(607,994)	64,737
Copart, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(7,438)	(406,205)	(402,842)	(4,522)
CSG Systems International, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(181)	(7,442)	(7,452)	(133)
Dayforce, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(22,795)	(1,370,073)	(1,130,632)	212,845
Driven Brands Holdings, Inc.	USFF -0.250%	Weekly	MS	07/06/26	(21,956)	(382,600)	(279,500)	95,674
Exponent, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(4,348)	(394,847)	(413,582)	(30,905)
GEO Group, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(528)	(7,470)	(7,582)	(256)
GFL Environmental, Inc. (Canada)	USFF -0.250%	Weekly	MS	07/11/28	(11,877)	(399,009)	(462,372)	(72,263)
Harsco Corp.	USFF -0.250%	Weekly	MS	01/12/29	(106)	(910)	(915)	(22)
Huron Consulting Group, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(2,265)	(206,792)	(223,102)	(20,324)
Insperity, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(3,542)	(381,998)	(323,066)	50,697
Liquidity Services Inc	USFF -0.250%	Weekly	MS	01/12/29	(6)	(120)	(120)	(2)
Montrose Environmental Group, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(365)	(16,855)	(16,264)	264
Parsons Corp.	USFF -0.250%	Weekly	MS	01/12/29	(1,758)	(141,455)	(143,822)	(5,113)
Paychex, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(8,747)	(1,066,954)	(1,037,044)	9,198
Paycom Software, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(291)	(97,056)	(41,625)	53,149

GOTHAM ENHANCED RETURN FUND
Portfolio of Investments (Continued)
June 30, 2024
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Commercial & Professional Services — (continued)
Paycor HCM, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(11,348)	$(143,117)	$(144,120)	$(3,780)
Paylocity Holding Corp.	USFF -0.250%	Weekly	MS	07/11/28	(1,063)	(235,396)	(140,157)	90,671
Science Applications International Corp	USFF -0.250%	Weekly	MS	01/12/29	(2,087)	(271,653)	(245,327)	21,217
Stericycle, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(17,259)	(890,630)	(1,003,266)	(129,924)
Upwork, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(20,957)	(264,026)	(225,288)	33,861
Verisk Analytics, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(674)	(175,449)	(181,677)	(9,896)
Verra Mobility Corp.	USFF -0.250%	Weekly	MS	01/12/29	(9,843)	(238,855)	(267,730)	(33,960)
Vestis Corp	USFF -0.250%	Weekly	MS	01/12/29	(7,724)	(146,615)	(94,465)	49,035
Waste Connections, Inc. (Canada)	USFF -0.250%	Weekly	MS	01/12/29	(1,345)	(233,961)	(235,859)	(6,439)
WNS Holdings Ltd. (Jersey)	USFF -0.250%	Weekly	MS	01/12/29	(243)	(12,653)	(12,758)	(349)
					(219,503)	(9,996,554)	(9,591,551)	196,661
Consumer Discretionary Distribution & Retail
Asbury Automotive Group, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(582)	(134,100)	(132,620)	(1,123)
AutoNation Inc	USFF -0.250%	Weekly	MS	01/12/29	(2,390)	(381,635)	(380,918)	(6,984)
Boot Barn Holdings, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(2,299)	(220,552)	(296,410)	(80,139)
Buckle, Inc. (The)	USFF -0.250%	Weekly	MS	07/11/28	(3,245)	(144,330)	(119,870)	13,589
Caleres, Inc.	USFF -0.250%	Weekly	MS	07/08/27	(3,461)	(94,123)	(116,290)	(25,345)
Five Below, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(13,049)	(1,502,907)	(1,421,950)	51,782
Floor & Decor Holdings, Inc., Class A	USFF -0.250%	Weekly	MS	01/12/29	(2,011)	(239,470)	(199,914)	35,887
Foot Locker, Inc.	USFF -0.250%	Weekly	MS	01/07/27	(7,077)	(292,493)	(176,359)	100,951
GigaCloud Technology Inc, Class A (Cayman Islands)	USFF -7.830%	Weekly	MS	01/12/29	(11,927)	(440,018)	(362,819)	70,467
Group 1 Automotive, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(518)	(153,821)	(153,991)	(3,221)
Leslie's, Inc.	USFF -0.253%	Weekly	MS	01/05/26	(204)	(6,256)	(855)	8,647
Lithia Motors, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(1,589)	(423,914)	(401,143)	13,801
MarineMax, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(8,317)	(243,567)	(269,221)	(30,382)
Murphy U.S.A., Inc.	USFF -0.250%	Weekly	MS	01/12/29	(2,541)	(1,116,132)	(1,192,898)	(98,734)
Ollie's Bargain Outlet Holdings, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(3,097)	(278,016)	(304,032)	(31,413)
O'Reilly Automotive, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(284)	(305,165)	(299,921)	(680)
Penske Automotive Group, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(2,485)	(411,276)	(370,315)	27,334
RH	USFF -0.250%	Weekly	MS	07/11/28	(814)	(237,601)	(198,974)	34,015
Shoe Carnival, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(1,488)	(42,345)	(54,892)	(13,789)

GOTHAM ENHANCED RETURN FUND
Portfolio of Investments (Continued)
June 30, 2024
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Consumer Discretionary Distribution & Retail — (continued)
Sonic Automotive, Inc., Class A	USFF -0.250%	Weekly	MS	07/11/28	(3,657)	$(196,120)	$(199,197)	$(9,537)
Urban Outfitters, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(8,746)	(384,153)	(359,023)	17,562
Valvoline, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(22,791)	(942,058)	(984,571)	(60,800)
Victoria's Secret & Co.	USFF -0.250%	Weekly	MS	08/27/24	(6,054)	(136,066)	(106,974)	27,472
Warby Parker, Inc., Class A	USFF -0.250%	Weekly	MS	01/12/29	(12,656)	(169,331)	(203,255)	(38,622)
					(121,282)	(8,495,449)	(8,306,412)	738
Consumer Durables & Apparel
Acushnet Holdings Corp.	USFF -0.250%	Weekly	MS	01/12/29	(3,025)	(197,152)	(192,027)	415
Amer Sports, Inc. (Cayman Islands)	USFF -0.980%	Weekly	MS	01/12/29	(15,870)	(237,637)	(199,486)	33,539
Brunswick Corp.	USFF -0.250%	Weekly	MS	01/12/29	(9,545)	(784,129)	(694,590)	73,598
Capri Holdings Ltd. (British Virgin Islands)	USFF -0.250%	Weekly	MS	07/11/28	(18,894)	(933,290)	(625,014)	290,160
La-Z-Boy, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(1,909)	(70,854)	(71,168)	(2,156)
Levi Strauss & Co., Class A	USFF -0.250%	Weekly	MS	01/10/28	(10,153)	(183,466)	(195,750)	(23,140)
Polaris, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(3,908)	(335,068)	(306,035)	20,323
SharkNinja, Inc. (Cayman Islands)	USFF -0.250%	Weekly	MS	01/12/29	(12,057)	(759,920)	(906,084)	(167,631)
Skechers USA, Inc., Class A	USFF -0.250%	Weekly	MS	01/12/29	(1,020)	(67,892)	(70,502)	(4,184)
Skyline Champion Corp	USFF -0.250%	Weekly	MS	07/11/28	(8,888)	(660,861)	(602,162)	45,871
Steven Madden Ltd.	USFF -0.250%	Weekly	MS	01/12/29	(11,007)	(468,745)	(465,596)	(8,717)
Sturm Ruger & Co., Inc.	USFF -0.250%	Weekly	MS	01/12/29	(3,251)	(144,888)	(135,404)	6,197
Topgolf Callaway Brands Corp.	USFF -0.250%	Weekly	MS	01/05/26	(12,093)	(311,527)	(185,023)	120,457
VF Corp	USFF -0.250%	Weekly	MS	01/12/29	(17,909)	(226,376)	(241,771)	(21,399)
Vizio Holding Corp., Class A	USFF -0.250%	Weekly	MS	01/12/29	(14,682)	(156,593)	(158,566)	(5,012)
Whirlpool Corp.	USFF -0.250%	Weekly	MS	07/11/28	(2,735)	(285,642)	(279,517)	(5,196)
					(146,946)	(5,824,040)	(5,328,695)	353,125
Consumer Services
Airbnb, Inc., Class A	USFF -0.250%	Weekly	MS	01/12/29	(974)	(159,927)	(147,688)	9,134
Bloomin' Brands, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(3,779)	(90,708)	(72,670)	16,227
Bowlero Corp., Class A	USFF -13.430%	Weekly	MS	01/12/29	(9,070)	(113,583)	(131,424)	(20,218)
Carnival Corp. (Panama)	USFF -0.250%	Weekly	MS	01/12/29	(18,247)	(308,844)	(341,584)	(57,070)
Choice Hotels International, Inc.	USFF -3.330%	Weekly	MS	01/12/29	(2,095)	(256,721)	(249,305)	1,929

GOTHAM ENHANCED RETURN FUND
Portfolio of Investments (Continued)
June 30, 2024
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Consumer Services — (continued)
Churchill Downs, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(1,290)	$(160,245)	$(180,084)	$(25,002)
Coursera, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(59,180)	(649,742)	(423,729)	213,340
Dave & Buster's Entertainment, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(4,184)	(212,599)	(166,565)	41,908
DoorDash, Inc., Class A	USFF -0.250%	Weekly	MS	01/12/29	(800)	(88,023)	(87,024)	(709)
Duolingo, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(2,063)	(414,422)	(430,486)	(24,559)
Everi Holdings, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(6,202)	(48,969)	(52,097)	(4,078)
Expedia Group, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(4,826)	(607,973)	(608,028)	(11,856)
First Watch Restaurant Group, Inc.	USFF -0.630%	Weekly	MS	07/11/28	(14,835)	(298,661)	(260,503)	32,361
Krispy Kreme, Inc.	USFF -0.250%	Weekly	MS	07/08/27	(40,119)	(560,483)	(431,680)	113,402
Kura Sushi USA Inc, Class A	USFF -0.250%	Weekly	MS	01/12/29	(77)	(5,815)	(4,858)	845
Life Time Group Holdings, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(248)	(4,672)	(4,670)	(87)
Light & Wonder Inc	USFF -0.250%	Weekly	MS	01/12/29	(1,415)	(142,682)	(148,405)	(8,492)
MGM Resorts International	USFF -0.250%	Weekly	MS	01/12/29	(6,247)	(260,963)	(277,617)	(21,719)
Mister Car Wash, Inc.	USFF -0.250%	Weekly	MS	01/07/27	(59,569)	(521,250)	(424,131)	87,001
Norwegian Cruise Line Holdings Ltd. (Bermuda)	USFF -0.250%	Weekly	MS	01/12/29	(7,071)	(113,780)	(132,864)	(21,292)
Penn Entertainment, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(15,957)	(277,249)	(308,848)	(38,022)
Planet Fitness, Inc., Class A	USFF -0.250%	Weekly	MS	01/12/29	(6,752)	(488,201)	(496,880)	(18,156)
Portillo's, Inc., Class A	USFF -0.250%	Weekly	MS	01/10/28	(29,546)	(467,481)	(287,187)	171,220
Red Rock Resorts, Inc., Class A	USFF -0.250%	Weekly	MS	07/08/27	(9,336)	(422,234)	(512,826)	(126,692)
Service Corp. International	USFF -0.250%	Weekly	MS	01/12/29	(1,604)	(116,118)	(114,093)	(167)
Starbucks Corp.	USFF -0.250%	Weekly	MS	01/12/29	(6,104)	(503,280)	(475,196)	27,083
United Parks & Resorts, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(1,462)	(77,056)	(79,401)	(3,841)
Wendy's Co. (The)	USFF -0.250%	Weekly	MS	01/12/29	(12,148)	(239,082)	(206,030)	25,513
Wingstop, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(2,102)	(828,325)	(888,431)	(76,408)
					(327,302)	(8,439,088)	(7,944,304)	281,595
Consumer Staples Distribution & Retail
BJ's Wholesale Club Holdings, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(4,730)	(372,054)	(415,483)	(53,659)
Casey's General Stores, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(1,336)	(424,922)	(509,764)	(102,871)
Chefs' Warehouse, Inc. (The)	USFF -0.250%	Weekly	MS	01/10/28	(2,534)	(88,416)	(99,105)	(12,666)
Dollar Tree, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(9,926)	(1,093,426)	(1,059,799)	12,332

GOTHAM ENHANCED RETURN FUND
Portfolio of Investments (Continued)
June 30, 2024
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Consumer Staples Distribution & Retail — (continued)
Grocery Outlet Holding Corp.	USFF -0.250%	Weekly	MS	01/12/29	(34,270)	$(735,319)	$(758,052)	$(37,007)
Maplebear Inc	USFF -0.250%	Weekly	MS	01/12/29	(3,557)	(137,166)	(114,322)	23,237
PriceSmart, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(3,883)	(289,300)	(315,300)	(36,649)
SpartanNash Co.	USFF -0.250%	Weekly	MS	07/08/27	(8,794)	(255,930)	(164,975)	75,995
Sprouts Farmers Market, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(1,554)	(64,455)	(130,008)	(66,803)
United Natural Foods, Inc.	USFF -0.250%	Weekly	MS	07/08/27	(14,688)	(342,182)	(192,413)	143,000
					(85,272)	(3,803,170)	(3,759,221)	(55,091)
Energy
APA Corp.	USFF -0.250%	Weekly	MS	01/12/29	(735)	(21,033)	(21,638)	(1,013)
Atlas Energy Solutions, Inc.	USFF -0.730%	Weekly	MS	07/11/28	(23,859)	(477,579)	(475,510)	(12,310)
Baytex Energy Corp. (Canada)	USFF -0.252%	Weekly	MS	07/08/27	(107,377)	(360,407)	(373,672)	(25,969)
Cameco Corp. (Canada)	USFF -0.250%	Weekly	MS	01/12/29	(3,157)	(160,791)	(155,324)	1,897
Cheniere Energy, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(4,957)	(799,735)	(866,632)	(82,422)
Civitas Resources, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(9,904)	(706,976)	(683,376)	(13,064)
Clean Energy Fuels Corp.	USFF -0.270%	Weekly	MS	07/11/28	(42,315)	(157,427)	(112,981)	41,453
Comstock Resources, Inc.	USFF -0.580%	Weekly	MS	01/10/28	(36,545)	(405,375)	(379,337)	9,245
Core Laboratories, Inc.	USFF -0.250%	Weekly	MS	07/06/26	(7,589)	(233,590)	(153,981)	74,841
Crescent Energy Co., Class A	USFF -0.630%	Weekly	MS	07/11/28	(7,908)	(93,171)	(93,710)	(4,631)
CVR Energy, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(4,597)	(168,418)	(123,062)	41,291
DT Midstream, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(1,775)	(92,296)	(126,078)	(45,590)
Enbridge, Inc. (Canada)	USFF -0.250%	Weekly	MS	01/12/29	(21,108)	(775,731)	(751,234)	7,270
Equitrans Midstream Corp.	USFF -0.250%	Weekly	MS	01/12/29	(6,405)	(91,394)	(83,137)	8,950
Expro Group Holdings NV (Netherlands)	USFF -0.250%	Weekly	MS	01/12/29	(13,811)	(257,998)	(316,548)	(64,935)
Green Plains, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(2,603)	(83,421)	(41,284)	40,519
Kinetik Holdings, Inc.	USFF -0.250%	Weekly	MS	01/07/27	(7,432)	(281,892)	(307,982)	(73,468)
Kosmos Energy Ltd.	USFF -0.250%	Weekly	MS	07/11/28	(62,856)	(414,904)	(348,222)	58,814
Liberty Energy, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(14,117)	(332,828)	(294,904)	31,834
Magnolia Oil & Gas Corp., Class A	USFF -0.250%	Weekly	MS	01/12/29	(2,754)	(67,322)	(69,786)	(3,703)
Matador Resources Co	USFF -0.250%	Weekly	MS	01/12/29	(3,657)	(209,736)	(217,957)	(13,000)
New Fortress Energy, Inc.	USFF -0.980%	Weekly	MS	07/08/27	(9,076)	(436,635)	(199,490)	196,793

GOTHAM ENHANCED RETURN FUND
Portfolio of Investments (Continued)
June 30, 2024
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Energy — (continued)
NextDecade Corp.	USFF -0.250%	Weekly	MS	01/12/29	(11,579)	$(71,218)	$(91,937)	$(22,101)
Northern Oil and Gas, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(3,568)	(134,917)	(132,623)	(1,759)
NOV, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(51,938)	(955,186)	(987,341)	(55,110)
Obsidian Energy Ltd. (Canada)	USFF -1.880%	Weekly	MS	01/12/29	(23)	(171)	(172)	(3)
Oceaneering International, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(3,297)	(84,433)	(78,007)	4,825
Par Pacific Holdings, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(20,934)	(620,386)	(528,583)	79,760
Patterson-UTI Energy, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(26,441)	(304,093)	(273,929)	20,067
Permian Resources Corp.	USFF -0.250%	Weekly	MS	01/12/29	(5,101)	(83,918)	(82,381)	(1,845)
Precision Drilling Corp (Canada)	USFF -0.250%	Weekly	MS	01/12/29	(28)	(1,930)	(1,970)	(76)
ProFrac Holding Corp., Class A	USFF -0.630%	Weekly	MS	07/08/27	(13,583)	(205,160)	(100,650)	100,786
ProPetro Holding Corp.	USFF -0.250%	Weekly	MS	01/10/28	(39,922)	(375,899)	(346,124)	22,151
RPC, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(11,977)	(82,721)	(74,856)	6,136
Select Water Solutions, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(6,187)	(65,915)	(66,201)	(1,572)
SilverBow Resources, Inc.	USFF -0.250%	Weekly	MS	07/08/27	(10,706)	(405,778)	(405,008)	(7,106)
Southwestern Energy Co.	USFF -0.250%	Weekly	MS	01/12/29	(26,749)	(194,568)	(180,021)	11,206
Talos Energy, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(24,474)	(340,448)	(297,359)	36,481
Targa Resources Corp.	USFF -0.250%	Weekly	MS	01/12/29	(14,765)	(1,708,545)	(1,901,437)	(228,023)
Transocean Ltd. (Switzerland)	USFF -0.630%	Weekly	MS	01/12/29	(13,807)	(80,038)	(73,867)	4,659
Uranium Energy Corp.	USFF -0.580%	Weekly	MS	01/12/29	(4,467)	(25,417)	(26,847)	(1,922)
Valaris Ltd. (Bermuda)	USFF -0.250%	Weekly	MS	07/11/28	(12,244)	(889,121)	(912,178)	(40,317)
Veren Inc (Canada)	USFF -0.250%	Weekly	MS	07/11/28	(49,114)	(346,549)	(386,527)	(51,903)
Vermilion Energy, Inc. (Canada)	USFF -0.250%	Weekly	MS	01/10/28	(6,486)	(90,943)	(71,411)	15,884
Vital Energy, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(5,575)	(267,096)	(249,871)	11,996
Williams Cos., Inc. (The)	USFF -0.250%	Weekly	MS	01/12/29	(28,189)	(1,144,943)	(1,198,032)	(94,409)
World Kinect Corp.	USFF -0.250%	Weekly	MS	01/07/27	(9,267)	(251,673)	(239,089)	378
					(794,958)	(15,359,725)	(14,902,266)	(19,015)
Financial Services
Flywire Corp.	USFF -0.250%	Weekly	MS	01/12/29	(14,948)	(250,528)	(244,998)	667
MarketAxess Holdings, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(1,946)	(422,002)	(390,231)	22,317

GOTHAM ENHANCED RETURN FUND
Portfolio of Investments (Continued)
June 30, 2024
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Financial Services — (continued)
Marqeta, Inc., Class A	USFF -0.250%	Weekly	MS	01/12/29	(108,913)	$(617,286)	$(596,843)	$8,460
Nasdaq, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(4,823)	(294,994)	(290,634)	(1,815)
Nuvei Corp (Canada)	USFF -0.250%	Weekly	MS	01/12/29	(6,901)	(222,202)	(223,454)	(6,158)
Remitly Global, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(48,667)	(821,974)	(589,844)	216,174
S&P Global, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(234)	(104,722)	(104,364)	(1,561)
					(186,432)	(2,733,708)	(2,440,368)	238,084
Food, Beverage & Tobacco
Brown-Forman Corp., Class B	USFF -0.250%	Weekly	MS	07/11/28	(1,736)	(114,071)	(74,978)	35,657
Bunge Global SA (Switzerland)	USFF -0.250%	Weekly	MS	01/12/29	(3,636)	(387,705)	(388,216)	(7,779)
Cal-Maine Foods, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(9,780)	(570,495)	(597,656)	(49,291)
Campbell Soup Co.	USFF -0.250%	Weekly	MS	01/12/29	(25,721)	(1,138,074)	(1,162,332)	(43,328)
Darling Ingredients, Inc.	USFF -0.250%	Weekly	MS	07/08/27	(819)	(64,950)	(30,098)	33,592
Duckhorn Portfolio, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(21,976)	(187,480)	(156,030)	27,811
Flowers Foods, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(8,328)	(213,972)	(184,882)	22,229
Hain Celestial Group, Inc. (The)	USFF -0.250%	Weekly	MS	07/08/27	(1,026)	(23,309)	(7,090)	20,317
J M Smucker Co. (The)	USFF -0.250%	Weekly	MS	01/12/29	(14,973)	(1,738,398)	(1,632,656)	66,839
John B Sanfilippo & Son, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(556)	(57,210)	(54,027)	1,524
Lamb Weston Holdings, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(30,716)	(2,746,045)	(2,582,601)	99,441
National Beverage Corp.	USFF -0.250%	Weekly	MS	01/12/29	(32)	(1,645)	(1,640)	(26)
Pilgrim's Pride Corp.	USFF -0.250%	Weekly	MS	07/11/28	(1,729)	(44,662)	(66,549)	(24,524)
Post Holdings, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(1,587)	(167,551)	(165,302)	(903)
TreeHouse Foods, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(18,019)	(656,923)	(660,216)	(16,045)
Universal Corp.	USFF -0.250%	Weekly	MS	01/12/29	(3,617)	(177,032)	(174,303)	(2,040)
Westrock Coffee Co	USFF -4.930%	Weekly	MS	01/12/29	(11)	(113)	(113)	(1)
					(144,262)	(8,289,635)	(7,938,689)	163,473
Health Care Equipment & Services
Abbott Laboratories	USFF -0.250%	Weekly	MS	01/12/29	(3,901)	(417,166)	(405,353)	6,505
Acadia Healthcare Co., Inc.	USFF -0.250%	Weekly	MS	01/10/28	(17,945)	(1,285,901)	(1,212,005)	48,933
AdaptHealth Corp.	USFF -0.250%	Weekly	MS	01/05/26	(11,154)	(139,388)	(111,540)	25,143
agilon health, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(33,197)	(329,558)	(217,108)	105,386
Alphatec Holdings, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(46,446)	(557,435)	(485,361)	61,253
Amedisys, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(2,420)	(224,272)	(222,156)	(2,250)
Bausch + Lomb Corp. (Canada)	USFF -3.780%	Weekly	MS	01/12/29	(407)	(6,046)	(5,910)	20
Cardinal Health, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(1,162)	(119,954)	(114,248)	3,812

GOTHAM ENHANCED RETURN FUND
Portfolio of Investments (Continued)
June 30, 2024
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Health Care Equipment & Services — (continued)
Cooper Cos., Inc. (The)	USFF -0.250%	Weekly	MS	07/11/28	(11,263)	$(1,060,022)	$(983,260)	$56,543
CorVel Corp.	USFF -0.250%	Weekly	MS	07/08/27	(32)	(8,086)	(8,137)	(206)
DENTSPLY SIRONA, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(3,806)	(154,001)	(94,807)	54,001
Dexcom, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(847)	(118,091)	(96,033)	23,776
Doximity, Inc., Class A	USFF -0.250%	Weekly	MS	07/08/27	(2,471)	(103,970)	(69,114)	32,839
Edwards Lifesciences Corp.	USFF -0.250%	Weekly	MS	01/12/29	(13,555)	(1,225,197)	(1,252,075)	(50,662)
Encompass Health Corp.	USFF -0.250%	Weekly	MS	01/12/29	(5,053)	(423,743)	(433,497)	(18,254)
Enovis Corp	USFF -0.250%	Weekly	MS	01/12/29	(5,678)	(281,444)	(256,646)	19,336
Ensign Group, Inc. (The)	USFF -0.250%	Weekly	MS	07/11/28	(439)	(46,582)	(54,300)	(8,639)
Globus Medical, Inc., Class A	USFF -0.250%	Weekly	MS	07/08/27	(2,650)	(170,995)	(181,498)	(16,490)
GoodRx Holdings, Inc., Class A	USFF -0.250%	Weekly	MS	01/12/29	(20,254)	(152,983)	(157,981)	(7,967)
Haemonetics Corp.	USFF -0.250%	Weekly	MS	01/12/29	(3,559)	(322,283)	(294,436)	21,868
Henry Schein, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(3,425)	(263,823)	(219,542)	42,997
ICU Medical, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(167)	(19,669)	(19,831)	(543)
Inspire Medical Systems Inc	USFF -0.250%	Weekly	MS	07/11/28	(5,905)	(910,905)	(790,266)	102,956
Insulet Corp.	USFF -0.250%	Weekly	MS	07/11/28	(883)	(180,166)	(178,189)	(1,520)
Integer Holdings Corp.	USFF -0.250%	Weekly	MS	01/12/29	(8,760)	(999,518)	(1,014,320)	(35,496)
Integra LifeSciences Holdings Corp.	USFF -0.250%	Weekly	MS	07/11/28	(12,322)	(414,119)	(359,063)	47,002
Intuitive Surgical, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(3,690)	(1,428,073)	(1,641,496)	(241,442)
iRhythm Technologies, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(9,266)	(950,581)	(997,392)	(65,264)
LifeStance Health Group, Inc.	USFF -0.645%	Weekly	MS	01/07/27	(11,744)	(95,076)	(57,663)	35,568
Masimo Corp.	USFF -0.250%	Weekly	MS	07/08/27	(1,080)	(178,904)	(136,015)	39,788
Neogen Corp.	USFF -0.250%	Weekly	MS	01/10/28	(28,158)	(470,651)	(440,110)	21,406
Novocure Ltd. (Jersey)	USFF -0.250%	Weekly	MS	01/10/28	(27,166)	(756,688)	(465,354)	276,091
Option Care Health, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(25,852)	(790,861)	(716,100)	59,409
OrthoPediatrics Corp.	USFF -0.250%	Weekly	MS	01/05/26	(1,846)	(92,781)	(53,091)	37,890
Paragon 28, Inc.	USFF -0.580%	Weekly	MS	01/12/29	(84)	(558)	(575)	(27)
Patterson Cos., Inc.	USFF -0.250%	Weekly	MS	07/11/28	(7,427)	(217,783)	(179,139)	32,161
Pediatrix Medical Group, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(2,718)	(20,493)	(20,521)	(425)
Pennant Group, Inc. (The)	USFF -0.250%	Weekly	MS	01/12/29	(93)	(2,100)	(2,157)	(96)

GOTHAM ENHANCED RETURN FUND
Portfolio of Investments (Continued)
June 30, 2024
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Health Care Equipment & Services — (continued)
PetIQ, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(1,533)	$(32,690)	$(33,818)	$(1,762)
QuidelOrtho Corp.	USFF -0.250%	Weekly	MS	07/06/26	(23,880)	(1,273,600)	(793,294)	455,583
RadNet, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(1,783)	(103,388)	(105,054)	(3,673)
Schrodinger, Inc.	USFF -0.250%	Weekly	MS	07/06/26	(19,414)	(641,900)	(375,467)	253,973
STAAR Surgical Co.	USFF -0.250%	Weekly	MS	01/10/28	(2,317)	(142,892)	(110,312)	29,806
Stryker Corp.	USFF -0.250%	Weekly	MS	01/12/29	(1,093)	(378,755)	(371,893)	(929)
Teladoc Health, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(19,862)	(298,472)	(194,250)	98,429
US Physical Therapy, Inc.	USFF -0.250%	Weekly	MS	08/27/24	(1,490)	(188,966)	(137,706)	39,834
					(408,197)	(18,000,529)	(16,068,083)	1,576,663
Household & Personal Products
Church & Dwight Co., Inc.	USFF -0.250%	Weekly	MS	01/12/29	(7,906)	(831,405)	(819,694)	(6,930)
Inter Parfums, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(5,320)	(707,600)	(617,280)	70,437
					(13,226)	(1,539,005)	(1,436,974)	63,507
Materials
AdvanSix, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(988)	(23,382)	(22,645)	260
Air Products and Chemicals, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(2,427)	(694,408)	(626,287)	43,718
Albemarle Corp.	USFF -0.250%	Weekly	MS	01/10/28	(3,421)	(526,483)	(326,774)	185,935
Algoma Steel Group, Inc. (Canada)	USFF -1.180%	Weekly	MS	01/10/28	(14,939)	(120,534)	(103,975)	11,035
Arcadium Lithium PLC (Jersey)	USFF -0.275%	Weekly	MS	01/12/29	(256,630)	(1,100,469)	(862,277)	216,830
Barrick Gold Corp. (Canada)	USFF -0.250%	Weekly	MS	01/12/29	(69,720)	(1,199,671)	(1,162,930)	9,126
Berry Global Group, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(2,834)	(170,332)	(166,781)	246
Century Aluminum Co.	USFF -0.250%	Weekly	MS	01/12/29	(33,355)	(546,635)	(558,696)	(22,672)
CF Industries Holdings, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(19,379)	(1,464,909)	(1,436,371)	101
Coeur Mining, Inc.	USFF -0.250%	Weekly	MS	07/06/26	(80,704)	(549,055)	(453,556)	84,907
Commercial Metals Co.	USFF -0.250%	Weekly	MS	01/12/29	(2,007)	(108,220)	(110,365)	(4,245)
Compass Minerals International, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(4,414)	(77,056)	(45,597)	30,229
Element Solutions, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(14,736)	(388,664)	(399,640)	(18,717)
Equinox Gold Corp. (Canada)	USFF -0.980%	Weekly	MS	08/27/24	(116,866)	(879,247)	(611,209)	250,970
FMC Corp.	USFF -0.250%	Weekly	MS	07/06/26	(3,763)	(364,529)	(216,561)	138,275
Franco-Nevada Corp. (Canada)	USFF -0.250%	Weekly	MS	01/12/29	(1,473)	(186,077)	(174,580)	7,355
Ginkgo Bioworks Holdings, Inc.	USFF -27.853%	Weekly	MS	07/11/28	(205,215)	(248,650)	(68,603)	175,220

GOTHAM ENHANCED RETURN FUND
Portfolio of Investments (Continued)
June 30, 2024
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Materials — (continued)
Graphic Packaging Holding Co.	USFF -0.250%	Weekly	MS	07/11/28	(33,088)	$(902,797)	$(867,236)	$14,287
Greif, Inc., Class A	USFF -0.250%	Weekly	MS	07/11/28	(958)	(58,550)	(55,056)	2,163
Hecla Mining Co.	USFF -0.250%	Weekly	MS	07/08/27	(86,767)	(441,945)	(420,820)	11,191
Huntsman Corp.	USFF -0.250%	Weekly	MS	01/12/29	(9,588)	(235,662)	(218,319)	10,741
IAMGOLD Corp. (Canada)	USFF -0.250%	Weekly	MS	07/11/28	(32,332)	(83,640)	(121,245)	(39,704)
Ingevity Corp.	USFF -0.250%	Weekly	MS	01/10/28	(2,674)	(194,664)	(116,881)	75,534
Ivanhoe Electric, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(29)	(274)	(272)	(3)
MAG Silver Corp. (Canada)	USFF -0.580%	Weekly	MS	07/11/28	(14,560)	(158,868)	(169,915)	(14,131)
Materion Corp.	USFF -0.250%	Weekly	MS	01/12/29	(1,410)	(156,310)	(152,463)	753
Methanex Corp. (Canada)	USFF -0.250%	Weekly	MS	07/08/27	(10,268)	(471,149)	(495,534)	(41,637)
Mosaic Co. (The)	USFF -0.250%	Weekly	MS	01/12/29	(51,190)	(1,554,069)	(1,479,391)	34,963
MP Materials Corp.	USFF -0.580%	Weekly	MS	01/10/28	(19,120)	(364,294)	(243,398)	113,825
Novagold Resources, Inc. (Canada)	USFF -0.250%	Weekly	MS	07/08/27	(19,393)	(87,662)	(67,100)	18,687
Nutrien Ltd. (Canada)	USFF -0.250%	Weekly	MS	07/11/28	(3,743)	(250,269)	(190,556)	46,845
O-I Glass, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(39,470)	(555,002)	(439,301)	104,928
Pactiv Evergreen, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(86)	(970)	(974)	(22)
Radius Recycling, Inc.	USFF -0.250%	Weekly	MS	01/07/27	(3,967)	(183,987)	(60,576)	114,429
Reliance, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(1,291)	(382,121)	(368,710)	5,089
Ryerson Holding Corp	USFF -0.250%	Weekly	MS	01/12/29	(2,787)	(61,558)	(54,346)	5,734
Sandstorm Gold Ltd. (Canada)	USFF -0.250%	Weekly	MS	01/10/28	(7,136)	(42,956)	(38,820)	2,913
Seabridge Gold, Inc. (Canada)	USFF -0.250%	Weekly	MS	01/12/29	(125)	(1,707)	(1,711)	(37)
Sensient Technologies Corp.	USFF -0.250%	Weekly	MS	07/08/27	(1,299)	(97,997)	(96,373)	(3,321)
Silgan Holdings, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(2,407)	(108,649)	(101,888)	3,149
SSR Mining, Inc. (Canada)	USFF -0.262%	Weekly	MS	01/10/28	(33,977)	(497,913)	(153,236)	332,155
Stepan Co.	USFF -0.250%	Weekly	MS	01/05/26	(1,336)	(170,674)	(112,171)	49,873
Summit Materials, Inc., Class A	USFF -0.250%	Weekly	MS	01/12/29	(14,344)	(557,068)	(525,134)	21,121
Taseko Mines Ltd. (Canada)	USFF -1.980%	Weekly	MS	01/12/29	(27,999)	(71,559)	(68,598)	1,573
Teck Resources Ltd., Class B (Canada)	USFF -0.250%	Weekly	MS	07/11/28	(5,393)	(245,019)	(258,325)	(19,821)
TriMas Corp.	USFF -0.250%	Weekly	MS	01/12/29	(3,040)	(78,097)	(77,702)	(1,217)
Tronox Holdings PLC (United Kingdom)	USFF -0.250%	Weekly	MS	01/10/28	(31,261)	(431,692)	(490,485)	(80,365)
United States Steel Corp.	USFF -0.250%	Weekly	MS	01/12/29	(13,058)	(607,555)	(493,592)	185,046

GOTHAM ENHANCED RETURN FUND
Portfolio of Investments (Continued)
June 30, 2024
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Materials — (continued)
Warrior Met Coal, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(6,925)	$(458,496)	$(434,682)	$15,119
Wheaton Precious Metals Corp. (Canada)	USFF -0.250%	Weekly	MS	01/12/29	(6,510)	(337,463)	(341,254)	(12,943)
					(1,320,402)	(18,498,957)	(16,062,911)	2,065,490
Media & Entertainment
Cargurus, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(17,876)	(429,009)	(468,351)	(47,670)
Cars.com, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(2,878)	(55,996)	(56,697)	(1,805)
EchoStar Corp., Class A	USFF -0.250%	Weekly	MS	01/07/27	(56,689)	(1,385,509)	(1,009,631)	348,719
Endeavor Group Holdings, Inc., Class A	USFF -0.250%	Weekly	MS	07/11/28	(42,041)	(1,054,522)	(1,136,368)	(108,790)
Grindr Inc	USFF -0.830%	Weekly	MS	01/12/29	(149)	(1,803)	(1,824)	(55)
Integral Ad Science Holding Corp.	USFF -0.250%	Weekly	MS	07/11/28	(29,012)	(303,736)	(281,997)	15,844
Lions Gate Entertainment Corp., Class B (Canada)	USFF -0.250%	Weekly	MS	01/07/27	(17,362)	(221,876)	(148,792)	68,809
Madison Square Garden Entertainment Corp	USFF -0.250%	Weekly	MS	01/12/29	(3,017)	(107,825)	(103,272)	2,451
Madison Square Garden Sports Corp.	USFF -0.250%	Weekly	MS	07/11/28	(1,345)	(250,661)	(253,035)	(7,297)
Magnite, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(7,590)	(81,959)	(100,871)	(21,028)
New York Times Co. (The), Class A	USFF -0.250%	Weekly	MS	01/12/29	(1,241)	(56,750)	(63,552)	(8,234)
Nexstar Media Group, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(1,210)	(207,418)	(200,872)	(1,100)
Paramount Global, Class B	USFF -0.250%	Weekly	MS	01/10/28	(1,055)	(17,723)	(10,961)	6,210
ROBLOX Corp., Class A	USFF -0.250%	Weekly	MS	01/12/29	(7,532)	(245,473)	(280,266)	(42,068)
Scholastic Corp.	USFF -0.250%	Weekly	MS	01/10/28	(261)	(11,148)	(9,258)	1,685
Take-Two Interactive Software, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(3,277)	(489,495)	(509,541)	(30,842)
TKO Group Holdings, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(1,061)	(102,717)	(114,577)	(15,516)
Trade Desk, Inc. (The), Class A	USFF -0.250%	Weekly	MS	01/12/29	(3,242)	(316,161)	(316,646)	(6,793)
Vivid Seats, Inc., Class A	USFF -0.250%	Weekly	MS	01/12/29	(739)	(4,051)	(4,249)	(276)
Warner Bros Discovery, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(103,095)	(853,289)	(767,027)	73,705

GOTHAM ENHANCED RETURN FUND
Portfolio of Investments (Continued)
June 30, 2024
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Media & Entertainment — (continued)
Ziff Davis, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(1,156)	$(84,560)	$(63,638)	$19,281
ZoomInfo Technologies, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(359)	(4,540)	(4,584)	(131)
					(302,187)	(6,286,221)	(5,906,009)	245,099
Pharmaceuticals, Biotechnology & Life Sciences
AbCellera Biologics, Inc. (Canada)	USFF -9.209%	Weekly	MS	07/11/28	(27,350)	(132,788)	(80,956)	49,255
Amicus Therapeutics, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(18,338)	(178,423)	(181,913)	(6,953)
Apellis Pharmaceuticals, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(3,487)	(181,903)	(133,761)	46,152
Arrowhead Pharmaceuticals, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(27,349)	(741,549)	(710,801)	16,259
ARS Pharmaceuticals Inc	USFF -0.630%	Weekly	MS	01/12/29	(127)	(1,030)	(1,081)	(73)
Arvinas, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(31)	(802)	(825)	(38)
Avadel Pharmaceuticals PLC (Ireland)	USFF -0.250%	Weekly	MS	01/12/29	(5,749)	(88,592)	(80,831)	6,042
Avantor, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(8,131)	(198,495)	(172,377)	26,244
Axsome Therapeutics, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(3,421)	(239,255)	(275,390)	(40,779)
Bausch Health Cos., Inc. (Canada)	USFF -0.250%	Weekly	MS	01/10/28	(61,267)	(532,618)	(427,031)	95,249
Bio-Techne Corp.	USFF -0.250%	Weekly	MS	01/10/28	(3,056)	(248,916)	(218,962)	25,988
Catalent, Inc.	USFF -0.250%	Weekly	MS	07/06/26	(2,172)	(287,896)	(122,132)	171,612
Crinetics Pharmaceuticals, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(2,351)	(103,748)	(105,301)	(3,566)
Cytek Biosciences, Inc.	USFF -0.250%	Weekly	MS	07/08/27	(16,317)	(189,464)	(91,049)	94,980
Day One Biopharmaceuticals Inc	USFF -0.250%	Weekly	MS	01/12/29	(150)	(2,020)	(2,067)	(94)
Exact Sciences Corp.	USFF -0.250%	Weekly	MS	01/12/29	(22,030)	(1,078,461)	(930,767)	126,759
Immunome Inc	USFF -1.730%	Weekly	MS	01/12/29	(181)	(2,198)	(2,190)	(40)
Immunovant, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(6,837)	(176,933)	(180,497)	(6,998)
Iovance Biotherapeutics, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(2,560)	(20,750)	(20,531)	(194)
Janux Therapeutics Inc	USFF -0.250%	Weekly	MS	01/12/29	(2,343)	(95,338)	(98,148)	(4,660)
Jazz Pharmaceuticals PLC (Ireland)	USFF -0.250%	Weekly	MS	07/11/28	(1,286)	(163,871)	(137,255)	25,493
Liquidia Corp	USFF -0.580%	Weekly	MS	01/12/29	(1,984)	(25,259)	(23,808)	961

GOTHAM ENHANCED RETURN FUND
Portfolio of Investments (Continued)
June 30, 2024
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Pharmaceuticals, Biotechnology & Life Sciences — (continued)
Maravai LifeSciences Holdings, Inc., Class A	USFF -0.250%	Weekly	MS	07/11/28	(53,058)	$(388,578)	$(379,895)	$1,140
Medpace Holdings, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(46)	(19,726)	(18,945)	399
Mineralys Therapeutics Inc	USFF -0.250%	Weekly	MS	01/12/29	(6)	(69)	(70)	—
Ocular Therapeutix, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(25,128)	(150,303)	(171,876)	(24,489)
Pfizer, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(3,114)	(91,326)	(87,130)	3,050
Phathom Pharmaceuticals, Inc.	USFF -7.180%	Weekly	MS	01/12/29	(322)	(3,281)	(3,317)	(98)
Pliant Therapeutics, Inc.	USFF -0.250%	Weekly	MS	07/08/27	(10,433)	(200,110)	(112,155)	84,072
Prestige Consumer Healthcare, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(726)	(50,178)	(49,985)	(780)
Prothena Corp. PLC (Ireland)	USFF -0.250%	Weekly	MS	07/11/28	(3,214)	(145,496)	(66,337)	76,330
Recursion Pharmaceuticals Inc, Class A	USFF -0.830%	Weekly	MS	01/12/29	(577)	(4,158)	(4,328)	(261)
REGENXBIO, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(1,087)	(15,691)	(12,718)	2,669
REVOLUTION Medicines, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(107)	(4,118)	(4,153)	(98)
Revvity, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(8,063)	(874,808)	(845,486)	11,665
Sana Biotechnology, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(1,261)	(8,570)	(6,885)	1,512
Soleno Therapeutics Inc	USFF -4.130%	Weekly	MS	01/12/29	(1,535)	(64,542)	(62,628)	619
Sotera Health Co.	USFF -0.250%	Weekly	MS	07/06/26	(21,942)	(378,003)	(260,452)	110,143
Standard BioTools Inc	USFF -0.250%	Weekly	MS	01/12/29	(14,666)	(32,905)	(25,959)	6,308
Tarsus Pharmaceuticals Inc	USFF -0.250%	Weekly	MS	01/12/29	(2,270)	(70,126)	(61,699)	7,067
Tilray Brands Inc	USFF -3.458%	Weekly	MS	07/11/28	(149,497)	(270,698)	(248,165)	17,279
Travere Therapeutics, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(289)	(4,024)	(2,376)	1,571
Viatris, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(1,177)	(12,543)	(12,512)	(211)
Viridian Therapeutics, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(467)	(5,838)	(6,076)	(368)
WaVe Life Sciences Ltd. (Singapore)	USFF -0.780%	Weekly	MS	01/12/29	(55)	(267)	(274)	(12)

GOTHAM ENHANCED RETURN FUND
Portfolio of Investments (Continued)
June 30, 2024
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Pharmaceuticals, Biotechnology & Life Sciences — (continued)
West Pharmaceutical Services, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(2,736)	$(1,034,407)	$(901,211)	$112,718
Xenon Pharmaceuticals, Inc. (Canada)	USFF -0.250%	Weekly	MS	01/12/29	(3,944)	(157,898)	(153,777)	1,057
					(522,237)	(8,677,972)	(7,496,082)	1,032,881
Semiconductors & Semiconductor Equipment
Allegro MicroSystems, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(23,130)	(685,819)	(653,191)	19,314
Ambarella, Inc. (Cayman Islands)	USFF -0.250%	Weekly	MS	01/10/28	(543)	(45,010)	(29,295)	16,393
Axcelis Technologies Inc	USFF -0.250%	Weekly	MS	01/12/29	(1,734)	(241,052)	(246,557)	(10,185)
Cohu, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(3,167)	(98,357)	(104,828)	(8,379)
Diodes, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(8,553)	(615,710)	(615,217)	(11,459)
Enphase Energy, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(3,377)	(449,190)	(336,721)	103,750
First Solar, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(1,221)	(181,531)	(275,287)	(98,147)
indie Semiconductor, Inc., Class A	USFF -0.580%	Weekly	MS	01/12/29	(16,418)	(102,070)	(101,299)	(1,210)
Intel Corp.	USFF -0.250%	Weekly	MS	01/12/29	(10,293)	(355,886)	(318,774)	29,631
Kulicke & Soffa Industries, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(7,139)	(343,895)	(351,167)	(15,462)
Lattice Semiconductor Corp	USFF -0.250%	Weekly	MS	01/12/29	(2,218)	(173,188)	(128,622)	47,263
MACOM Technology Solutions Holdings, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(15,203)	(1,395,392)	(1,694,678)	(327,097)
Marvell Technology, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(1,709)	(112,773)	(119,459)	(8,930)
MaxLinear, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(25,405)	(539,941)	(511,657)	17,566
Power Integrations, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(7,464)	(610,596)	(523,898)	69,888
Silicon Laboratories, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(3,768)	(520,220)	(416,854)	93,268
SiTime Corp.	USFF -0.250%	Weekly	MS	07/08/27	(1,946)	(194,224)	(242,043)	(53,136)
SMART Global Holdings, Inc. (Cayman Islands)	USFF -0.250%	Weekly	MS	01/12/29	(627)	(14,245)	(14,339)	(370)
Synaptics Inc	USFF -0.250%	Weekly	MS	01/12/29	(2,692)	(247,663)	(237,434)	5,421
Teradyne, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(779)	(87,659)	(115,518)	(29,654)
Universal Display Corp.	USFF -0.250%	Weekly	MS	07/11/28	(1,283)	(228,756)	(269,751)	(46,697)
Veeco Instruments, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(1,990)	(72,563)	(92,953)	(21,997)
Wolfspeed, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(10,620)	(352,210)	(241,711)	103,662
					(151,279)	(7,667,950)	(7,641,253)	(126,567)

GOTHAM ENHANCED RETURN FUND
Portfolio of Investments (Continued)
June 30, 2024
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Software & Services
ACI Worldwide, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(1,353)	$(39,118)	$(53,565)	$(16,289)
Agilysys, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(522)	(44,331)	(54,361)	(11,018)
Amplitude, Inc., Class A	USFF -0.250%	Weekly	MS	01/12/29	(1,866)	(16,119)	(16,607)	(800)
Appian Corp., Class A	USFF -0.250%	Weekly	MS	01/10/28	(2,181)	(93,520)	(67,306)	24,738
Asana, Inc., Class A	USFF -0.250%	Weekly	MS	07/11/28	(22,477)	(372,163)	(314,453)	50,463
Aspen Technology, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(2,440)	(530,506)	(484,657)	35,666
Atlassian Corp., Class A	USFF -0.250%	Weekly	MS	01/12/29	(4,114)	(722,521)	(727,684)	(24,734)
Autodesk, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(131)	(32,280)	(32,416)	(762)
Bentley Systems, Inc., Class B	USFF -0.250%	Weekly	MS	07/11/28	(5,826)	(314,471)	(287,571)	21,664
BigCommerce Holdings, Inc.	USFF -0.250%	Weekly	MS	01/07/27	(6,919)	(105,680)	(55,767)	47,973
BILL Holdings, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(22,281)	(1,394,566)	(1,172,426)	193,783
Braze, Inc., Class A	USFF -0.250%	Weekly	MS	01/12/29	(7,897)	(325,659)	(306,719)	12,469
CCC Intelligent Solutions Holdings, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(50,097)	(577,162)	(556,578)	9,238
Cleanspark Inc	USFF -0.250%	Weekly	MS	01/12/29	(15,144)	(248,936)	(241,547)	2,558
Clearwater Analytics Holdings, Inc., Class A	USFF -0.250%	Weekly	MS	01/12/29	(21,352)	(361,767)	(395,439)	(41,069)
Cloudflare, Inc., Class A	USFF -0.250%	Weekly	MS	01/12/29	(716)	(48,215)	(59,306)	(12,027)
Couchbase, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(1,706)	(30,069)	(31,152)	(1,666)
Datadog, Inc., Class A	USFF -0.250%	Weekly	MS	01/12/29	(2,099)	(245,053)	(272,219)	(32,949)
Descartes Systems Group, Inc. (Canada)	USFF -0.250%	Weekly	MS	01/12/29	(24)	(2,343)	(2,324)	(25)
DoubleVerify Holdings, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(5,333)	(220,456)	(103,834)	112,344
Elastic NV (Netherlands)	USFF -0.250%	Weekly	MS	01/12/29	(2,982)	(301,407)	(339,680)	(47,142)
Enfusion Inc, Class A	USFF -0.250%	Weekly	MS	01/12/29	(2,431)	(21,761)	(20,712)	627
Fair Isaac Corp.	USFF -0.250%	Weekly	MS	01/12/29	(1,302)	(1,759,045)	(1,938,235)	(213,872)
Fastly, Inc., Class A	USFF -0.250%	Weekly	MS	01/12/29	(37,168)	(437,836)	(273,928)	155,409
Five9, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(18,748)	(1,126,021)	(826,787)	277,376
Freshworks Inc, Class A	USFF -0.250%	Weekly	MS	01/12/29	(9,221)	(126,342)	(117,014)	6,875
Gartner, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(563)	(252,697)	(252,821)	(5,140)
HubSpot Inc	USFF -0.250%	Weekly	MS	01/12/29	(149)	(88,989)	(87,879)	(616)
Intapp Inc	USFF -0.250%	Weekly	MS	01/12/29	(6,214)	(212,070)	(227,867)	(20,564)
Jamf Holding Corp.	USFF -0.250%	Weekly	MS	07/06/26	(4,993)	(181,170)	(82,384)	95,270

GOTHAM ENHANCED RETURN FUND
Portfolio of Investments (Continued)
June 30, 2024
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Software & Services — (continued)
Lightspeed Commerce, Inc. (Canada)	USFF -0.250%	Weekly	MS	07/06/26	(24,976)	$(716,577)	$(341,921)	$360,658
Manhattan Associates, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(2,949)	(698,403)	(727,459)	(42,613)
MeridianLink, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(254)	(5,459)	(5,425)	(71)
MongoDB Inc	USFF -0.250%	Weekly	MS	01/12/29	(568)	(134,999)	(141,977)	(9,598)
N-able Inc/US	USFF -0.250%	Weekly	MS	01/12/29	(3,789)	(53,834)	(57,706)	(4,917)
Olo, Inc., Class A	USFF -0.250%	Weekly	MS	01/07/27	(31,226)	(215,326)	(138,019)	73,128
Open Text Corp. (Canada)	USFF -0.250%	Weekly	MS	01/10/28	(948)	(41,538)	(28,478)	11,780
PagerDuty, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(8,374)	(173,830)	(192,016)	(21,636)
Palantir Technologies, Inc., Class A	USFF -0.250%	Weekly	MS	01/12/29	(56,490)	(1,342,358)	(1,430,892)	(114,592)
PowerSchool Holdings, Inc., Class A	USFF -0.250%	Weekly	MS	07/11/28	(14,649)	(330,519)	(327,991)	(3,918)
RingCentral, Inc., Class A	USFF -0.250%	Weekly	MS	07/11/28	(2,065)	(63,274)	(58,233)	3,814
Roper Technologies, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(1,595)	(885,803)	(899,038)	(30,429)
SentinelOne, Inc., Class A	USFF -0.250%	Weekly	MS	01/12/29	(45,373)	(1,001,923)	(955,102)	24,906
Snowflake, Inc., Class A	USFF -0.250%	Weekly	MS	01/12/29	(2,156)	(376,334)	(291,254)	77,775
Sprinklr, Inc., Class A	USFF -0.250%	Weekly	MS	01/12/29	(10,592)	(143,673)	(101,895)	38,990
Sprout Social, Inc., Class A	USFF -0.250%	Weekly	MS	01/12/29	(5,301)	(229,848)	(189,140)	36,248
Terawulf Inc	USFF -0.250%	Weekly	MS	01/12/29	(102,516)	(328,429)	(456,196)	(134,142)
UiPath, Inc., Class A	USFF -0.250%	Weekly	MS	01/12/29	(10,205)	(121,391)	(129,399)	(10,365)
Unity Software, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(62,399)	(1,164,569)	(1,014,608)	127,354
Workiva, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(3,297)	(292,244)	(240,648)	46,507
					(647,971)	(18,552,604)	(17,130,635)	1,046,659
Technology Hardware & Equipment
Advanced Energy Industries, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(5,360)	(590,757)	(582,954)	(4,965)
Arista Networks, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(1,987)	(662,514)	(696,404)	(46,750)
Avnet, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(4,843)	(235,877)	(249,366)	(23,734)
Belden, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(2,212)	(208,270)	(207,486)	(4,170)
Calix, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(8,257)	(329,202)	(292,546)	30,267
Cognex Corp.	USFF -0.250%	Weekly	MS	07/11/28	(16,859)	(708,986)	(788,327)	(94,449)
Coherent Corp.	USFF -0.250%	Weekly	MS	01/12/29	(4,610)	(321,055)	(334,041)	(19,218)
Corsair Gaming, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(2,206)	(24,879)	(24,354)	42
Crane NXT Co	USFF -0.250%	Weekly	MS	01/12/29	(5,315)	(326,648)	(326,447)	(6,749)
Dell Technologies, Inc., Class C	USFF -0.250%	Weekly	MS	01/12/29	(1,027)	(154,987)	(141,634)	15,877
Extreme Networks, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(1,261)	(16,443)	(16,960)	(836)
Harmonic, Inc.	USFF -0.250%	Weekly	MS	07/08/27	(22,888)	(273,065)	(269,392)	(2,046)

GOTHAM ENHANCED RETURN FUND
Portfolio of Investments (Continued)
June 30, 2024
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Technology Hardware & Equipment — (continued)
IonQ Inc	USFF -2.830%	Weekly	MS	01/12/29	(34,050)	$(308,386)	$(239,371)	$63,029
Lumentum Holdings, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(6,264)	(375,595)	(318,963)	49,341
Novanta, Inc. (Canada)	USFF -0.250%	Weekly	MS	07/06/26	(415)	(72,335)	(67,691)	3,244
OSI Systems, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(1,564)	(214,874)	(215,081)	(4,377)
Sanmina Corp.	USFF -0.250%	Weekly	MS	07/11/28	(1,824)	(101,055)	(120,840)	(22,268)
Trimble, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(4,524)	(258,102)	(252,982)	120
TTM Technologies, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(3,786)	(68,535)	(73,562)	(6,357)
Ubiquiti, Inc.	USFF -0.630%	Weekly	MS	01/07/27	(1,065)	(309,773)	(155,128)	146,291
Viasat, Inc.	USFF -0.250%	Weekly	MS	08/27/24	(22,827)	(579,328)	(289,903)	278,179
Viavi Solutions, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(14,343)	(148,454)	(98,536)	47,037
Vishay Intertechnology, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(35,997)	(820,759)	(802,733)	(2,892)
Xerox Holdings Corp	USFF -0.250%	Weekly	MS	01/12/29	(5,033)	(70,409)	(58,483)	9,630
					(208,517)	(7,180,288)	(6,623,184)	404,246
Telecommunication Services
Cogent Communications Holdings, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(9,018)	(623,350)	(508,976)	93,371
Frontier Communications Parent, Inc.	USFF -0.250%	Weekly	MS	07/08/27	(6,253)	(181,688)	(163,704)	14,788
Globalstar, Inc.	USFF -0.250%	Weekly	MS	01/05/26	(111,456)	(169,906)	(124,831)	41,777
Gogo, Inc.	USFF -0.250%	Weekly	MS	07/08/27	(3,121)	(53,521)	(30,024)	23,720
Rogers Communications, Inc., Class B (Canada)	USFF -0.250%	Weekly	MS	07/11/28	(5,050)	(214,455)	(186,749)	17,772
Shenandoah Telecommunications Co.	USFF -0.250%	Weekly	MS	08/27/24	(5,652)	(177,658)	(92,297)	41,326
United States Cellular Corp.	USFF -0.250%	Weekly	MS	01/12/29	(1,705)	(61,378)	(95,173)	(35,473)
					(142,255)	(1,481,956)	(1,201,754)	197,281
Transportation
Air Transport Services Group, Inc.	USFF -0.250%	Weekly	MS	08/27/24	(22,731)	(470,007)	(315,279)	145,574
Allegiant Travel Co.	USFF -0.250%	Weekly	MS	07/11/28	(6,403)	(414,578)	(321,623)	81,546
American Airlines Group, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(38,802)	(546,885)	(439,627)	99,789
ArcBest Corp.	USFF -0.250%	Weekly	MS	01/12/29	(1,366)	(146,758)	(146,271)	(2,362)

GOTHAM ENHANCED RETURN FUND
Portfolio of Investments (Continued)
June 30, 2024
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Transportation — (continued)
Canadian National Railway Co. (Canada)	USFF -0.250%	Weekly	MS	01/12/29	(939)	$(121,144)	$(110,924)	$6,830
Canadian Pacific Kansas City Ltd. (Canada)	USFF -0.250%	Weekly	MS	01/12/29	(7,576)	(598,069)	(596,458)	(12,287)
Expeditors International of Washington, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(1,744)	(212,765)	(217,634)	(10,723)
Frontier Group Holdings, Inc.	USFF -0.261%	Weekly	MS	01/12/29	(8,532)	(43,890)	(42,063)	976
Hawaiian Holdings, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(9,206)	(126,928)	(114,431)	10,034
Heartland Express, Inc.	USFF -0.250%	Weekly	MS	07/08/27	(2,755)	(45,515)	(33,969)	10,329
JB Hunt Transport Services, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(326)	(66,292)	(52,160)	12,358
JetBlue Airways Corp.	USFF -0.250%	Weekly	MS	07/11/28	(47,305)	(246,876)	(288,087)	(46,003)
Joby Aviation, Inc.	USFF -2.330%	Weekly	MS	01/12/29	(18,442)	(90,763)	(94,054)	(5,052)
Knight-Swift Transportation Holdings, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(11,292)	(544,380)	(563,697)	(32,437)
Matson, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(5,401)	(642,200)	(707,369)	(77,923)
Norfolk Southern Corp.	USFF -0.250%	Weekly	MS	01/12/29	(4,112)	(975,920)	(882,805)	74,200
RXO, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(7,854)	(167,315)	(205,382)	(41,314)
Saia, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(2,380)	(975,665)	(1,128,810)	(175,812)
Schneider National, Inc., Class B	USFF -0.250%	Weekly	MS	07/11/28	(17,785)	(430,403)	(429,686)	(11,576)
Southwest Airlines Co.	USFF -0.250%	Weekly	MS	07/11/28	(4,922)	(183,804)	(140,818)	35,875
Sun Country Airlines Holdings, Inc.	USFF -0.250%	Weekly	MS	01/07/27	(5,830)	(112,972)	(73,225)	37,555
					(225,703)	(7,163,129)	(6,904,372)	99,577
Utilities
AES Corp. (The)	USFF -0.250%	Weekly	MS	01/10/28	(29,181)	(535,698)	(512,710)	1,375
Algonquin Power & Utilities Corp. (Canada)	USFF -0.250%	Weekly	MS	07/11/28	(135,941)	(888,960)	(796,614)	41,338
Alliant Energy Corp.	USFF -0.250%	Weekly	MS	01/07/27	(7,926)	(408,555)	(403,433)	(13,711)
Altus Power, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(15,878)	(85,544)	(62,242)	21,641
Ameren Corp.	USFF -0.250%	Weekly	MS	01/12/29	(7,215)	(518,867)	(513,059)	(13,130)
American States Water Co.	USFF -0.250%	Weekly	MS	01/12/29	(1,892)	(134,982)	(137,302)	(5,754)
California Water Service Group	USFF -0.250%	Weekly	MS	01/10/28	(4,734)	(250,775)	(229,552)	11,424
Chesapeake Utilities Corp.	USFF -0.250%	Weekly	MS	01/12/29	(2,395)	(247,512)	(254,349)	(13,814)

GOTHAM ENHANCED RETURN FUND
Portfolio of Investments (Continued)
June 30, 2024
(Unaudited)
Total Return Swaps (concluded)
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Utilities — (continued)
Clearway Energy, Inc., Class C	USFF -0.250%	Weekly	MS	01/12/29	(13,499)	$(323,932)	$(333,290)	$(20,462)
Consolidated Edison, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(6,690)	(651,144)	(598,220)	39,879
Dominion Energy, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(2,177)	(104,624)	(106,673)	(5,344)
Entergy Corp.	USFF -0.250%	Weekly	MS	01/12/29	(10,018)	(1,104,455)	(1,071,926)	9,472
Evergy, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(11,732)	(666,222)	(621,444)	8,698
Exelon Corp.	USFF -0.250%	Weekly	MS	01/10/28	(5,874)	(230,355)	(203,299)	14,812
Fortis, Inc. (Canada)	USFF -0.250%	Weekly	MS	01/12/29	(2,123)	(85,800)	(82,457)	1,530
IDACORP, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(4,464)	(434,152)	(415,822)	133
MGE Energy Inc	USFF -0.250%	Weekly	MS	01/12/29	(3,189)	(249,481)	(238,282)	4,972
Middlesex Water Co.	USFF -0.250%	Weekly	MS	01/10/28	(1,701)	(118,980)	(88,894)	26,149
National Fuel Gas Co.	USFF -0.250%	Weekly	MS	07/11/28	(2,388)	(126,960)	(129,406)	(9,684)
New Jersey Resources Corp.	USFF -0.250%	Weekly	MS	01/12/29	(1,450)	(63,049)	(61,973)	(757)
NextEra Energy, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(4,712)	(308,695)	(333,657)	(36,268)
NiSource, Inc.	USFF -0.250%	Weekly	MS	07/08/27	(14,482)	(390,946)	(417,226)	(50,502)
Northwest Natural Holding Co.	USFF -0.250%	Weekly	MS	01/05/26	(7,355)	(343,132)	(265,589)	51,021
Northwestern Energy Group, Inc.	USFF -0.250%	Weekly	MS	08/27/24	(3,235)	(222,491)	(162,009)	27,435
ONE Gas, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(4,640)	(289,227)	(296,264)	(13,674)
Ormat Technologies, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(6,001)	(475,292)	(430,272)	32,713
Pinnacle West Capital Corp.	USFF -0.250%	Weekly	MS	07/11/28	(3,104)	(229,583)	(237,084)	(19,792)
PNM Resources, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(12,388)	(507,081)	(457,860)	30,477
Portland General Electric Co.	USFF -0.250%	Weekly	MS	07/11/28	(9,696)	(426,933)	(419,255)	(15,795)
PPL Corp.	USFF -0.250%	Weekly	MS	01/12/29	(6,438)	(190,472)	(178,011)	8,797
Sempra	USFF -0.250%	Weekly	MS	01/10/28	(6,916)	(519,386)	(526,031)	(33,894)
SJW Group	USFF -0.250%	Weekly	MS	01/12/29	(2,544)	(139,146)	(137,936)	(1,979)
Sunnova Energy International, Inc.	USFF -1.130%	Weekly	MS	07/11/28	(15,566)	(191,199)	(86,858)	100,624
Xcel Energy, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(12,415)	(681,639)	(663,085)	(1,487)
					(379,959)	(12,145,269)	(11,472,084)	176,443

Total Reference Entity — Short						(192,145,421)	(177,394,086)	10,249,588
Net Value of Reference Entity						$(26,318,001)	$9,283,615	$36,469,140

*	Includes $867,524 related to open trades, dividends receivables/payables and swap receivables/payables activities.
MS	Morgan Stanley
USFF	U.S. Fed Funds

GOTHAM ENHANCED RETURN FUND
Portfolio of Investments (Concluded)
June 30, 2024
(Unaudited)
All financial instruments listed in the Portfolio of Investments are considered Level 1, measured at fair value on a recurring basis based on quoted prices for identical assets in active markets, except for the following: one long security was fair valued with an end of period value of $0 and total return swaps with end of period unrealized appreciation of $36,469,140, which are considered Level 2 as of and for the period ended June 30, 2024.
For additional information about significant accounting policies, including valuation of investments, refer to the Fund’s most recent annual or semi-annual report.

GOTHAM NEUTRAL FUND
Portfolio of Investments
June 30, 2024
(Unaudited)
	Number of Shares	Value
COMMON STOCKS — 94.3%
Automobiles & Components — 1.5%
Adient PLC (Ireland)*	1,857	$ 45,886
American Axle & Manufacturing Holdings, Inc.*	2,041	14,267
Aptiv PLC (Jersey)*	3,460	243,653
BorgWarner, Inc.(a)	7,228	233,031
Dana, Inc.	3,218	39,002
Dorman Products, Inc.*	318	29,091
Garrett Motion, Inc.*	41	352
General Motors Co.(a)	4,300	199,778
Gentex Corp.	491	16,552
Gentherm, Inc.*	271	13,366
Goodyear Tire & Rubber Co. (The)*	2,901	32,926
LCI Industries	821	84,875
Lear Corp.	300	34,263
Visteon Corp.(a)*	1,616	172,427
Winnebago Industries, Inc.	887	48,075
		1,207,544
Capital Goods — 12.3%
3M Co.(a)	1,398	142,862
A. O. Smith Corp.(a)	826	67,550
Acuity Brands, Inc.(a)	401	96,817
AECOM(a)	801	70,600
Alamo Group, Inc.	3	519
American Superconductor Corp.*	40	936
American Woodmark Corp.*	341	26,803
AMETEK, Inc.	584	97,359
Apogee Enterprises, Inc.	354	22,244
Armstrong World Industries, Inc.	578	65,453
Array Technologies, Inc.(a)*	9,690	99,419
AZEK Co., Inc. (The)(a)*	3,604	151,836
AZZ, Inc.	403	31,132
Builders FirstSource, Inc.*	341	47,198
BWX Technologies, Inc.(a)	1,729	164,255
Carlisle Cos., Inc.(a)	108	43,763
Caterpillar, Inc.(a)	652	217,181
Chart Industries, Inc.*	600	86,604
Crane Co.(a)	787	114,099
Cummins, Inc.(a)	717	198,559
Curtiss-Wright Corp.(a)	131	35,498
DNOW, Inc.*	2,014	27,652
Donaldson Co., Inc.(a)	1,814	129,810
Dover Corp.	429	77,413
Eaton Corp. PLC (Ireland)	368	115,386
EMCOR Group, Inc.(a)	523	190,937
Emerson Electric Co.(a)	1,133	124,811
Enerpac Tool Group Corp.	754	28,788
	Number of Shares	Value
COMMON STOCKS — (Continued)
Capital Goods — (Continued)
EnerSys(a)	516	$ 53,416
Esab Corp.	567	53,542
Fastenal Co.(a)	1,570	98,659
Federal Signal Corp.	217	18,156
Flowserve Corp.(a)	3,416	164,310
Fluence Energy, Inc.(a)*	4,237	73,470
Franklin Electric Co., Inc.	254	24,465
GE Vernova, Inc.*	499	85,583
Generac Holdings, Inc.(a)*	965	127,592
General Electric Co.(a)	559	88,864
Gibraltar Industries, Inc.*	913	62,586
Global Industrial Co.	14	439
Graco, Inc.	202	16,015
Griffon Corp.(a)	3,107	198,413
Hexcel Corp.	1,776	110,911
Hillman Solutions Corp.*	4,272	37,807
Howmet Aerospace, Inc.(a)	3,121	242,283
Hyster-Yale, Inc.	29	2,022
IDEX Corp.	151	30,381
IES Holdings, Inc.*	160	22,293
Illinois Tool Works, Inc.(a)	436	103,315
Ingersoll Rand, Inc.	190	17,260
John Bean Technologies Corp.	210	19,944
Kennametal, Inc.	2,742	64,547
Kratos Defense & Security Solutions, Inc.*	4,548	91,005
Leonardo DRS, Inc.*	651	16,607
Lincoln Electric Holdings, Inc.(a)	1,338	252,400
Lindsay Corp.	177	21,750
Lockheed Martin Corp.(a)	639	298,477
Masco Corp.(a)	2,230	148,674
MasTec, Inc.(a)*	4,236	453,210
MDU Resources Group, Inc.(a)	6,120	153,612
Middleby Corp. (The)(a)*	1,730	212,115
Miller Industries, Inc.	13	715
MSC Industrial Direct Co., Inc., Class A(a)	1,165	92,396
Mueller Industries, Inc.(a)	1,516	86,321
Mueller Water Products, Inc., Class A	1,990	35,661
Nordson Corp.	63	14,612
Northrop Grumman Corp.(a)	653	284,675
Otis Worldwide Corp.	415	39,948
Owens Corning	18	3,127
PACCAR, Inc.	177	18,220
Parker-Hannifin Corp.(a)	165	83,459

GOTHAM NEUTRAL FUND
Portfolio of Investments (Continued)
June 30, 2024
(Unaudited)
	Number of Shares	Value
COMMON STOCKS — (Continued)
Capital Goods — (Continued)
Powell Industries, Inc.(a)	1,523	$ 218,398
Proto Labs, Inc.*	47	1,452
Quanex Building Products Corp.	140	3,871
Quanta Services, Inc.(a)	408	103,669
Regal Rexnord Corp.(a)	1,381	186,739
Resideo Technologies, Inc.*	2,649	51,814
RTX Corp.(a)	2,861	287,216
Snap-on, Inc.(a)	549	143,503
Stanley Black & Decker, Inc.(a)	995	79,491
Sterling Infrastructure, Inc.(a)*	350	41,419
Tennant Co.	520	51,189
Textron, Inc.(a)	1,669	143,300
Trane Technologies PLC (Ireland)	270	88,811
Transcat, Inc.*	42	5,027
TransDigm Group, Inc.	42	53,660
Trex Co., Inc.(a)*	286	21,198
Tutor Perini Corp.*	1,201	26,158
UFP Industries, Inc.(a)	360	40,320
United Rentals, Inc.(a)	694	448,831
Vertiv Holdings Co., Class A(a)	2,811	243,348
Wabash National Corp.	1,704	37,215
Watsco, Inc.	173	80,140
WESCO International, Inc.(a)	1,839	291,518
Westinghouse Air Brake Technologies Corp.(a)	3,137	495,803
Woodward, Inc.(a)	465	81,087
WW Grainger, Inc.(a)	245	221,049
Xylem, Inc.	101	13,699
Zurn Elkay Water Solutions Corp.(a)	5,858	172,225
		10,130,891
Commercial & Professional Services — 2.5%
ABM Industries, Inc.	1,555	78,636
ACV Auctions, Inc., Class A(a)*	4,602	83,986
Automatic Data Processing, Inc.(a)	814	194,294
BrightView Holdings, Inc.*	2,100	27,930
Brink's Co. (The)	328	33,587
Broadridge Financial Solutions, Inc.(a)	94	18,518
Cimpress PLC (Ireland)*	236	20,676
Cintas Corp.(a)	215	150,556
CoreCivic, Inc.*	491	6,373
CSG Systems International, Inc.	511	21,038
Deluxe Corp.	328	7,367
Dun & Bradstreet Holdings, Inc.	10,776	99,786
ICF International, Inc.	157	23,308
Interface, Inc.	157	2,305
	Number of Shares	Value
COMMON STOCKS — (Continued)
Commercial & Professional Services — (Continued)
Jacobs Solutions, Inc.(a)	395	$ 55,185
Kelly Services, Inc., Class A	317	6,787
Korn Ferry	171	11,481
Leidos Holdings, Inc.(a)	2,155	314,371
ManpowerGroup, Inc.	1,776	123,965
MillerKnoll, Inc.	601	15,920
MSA Safety, Inc.	270	50,676
Paycom Software, Inc.	246	35,188
Paylocity Holding Corp.(a)*	1,902	250,779
Republic Services, Inc.(a)	424	82,400
Robert Half, Inc.(a)	888	56,814
Steelcase, Inc., Class A	4,262	55,236
TaskUS, Inc., Class A*	71	945
Tetra Tech, Inc.(a)	175	35,784
TransUnion	642	47,611
UniFirst Corp.	28	4,803
Veralto Corp.(a)	1,265	120,770
		2,037,075
Consumer Discretionary Distribution & Retail — 4.2%
1-800-Flowers.com, Inc., Class A*	60	571
Abercrombie & Fitch Co., Class A*	659	117,197
Academy Sports & Outdoors, Inc.	1,887	100,483
Advance Auto Parts, Inc.(a)	8,310	526,272
Amazon.com, Inc.(a)*	3,554	686,811
American Eagle Outfitters, Inc.	3,660	73,054
Arko Corp.	453	2,840
AutoZone, Inc.(a)*	11	32,605
Best Buy Co., Inc.	71	5,985
Burlington Stores, Inc.(a)*	445	106,800
Camping World Holdings, Inc., Class A	1,393	24,879
Carvana Co.(a)*	1,001	128,849
Dick's Sporting Goods, Inc.	108	23,204
eBay, Inc.(a)	2,413	129,626
Etsy, Inc.*	691	40,755
Gap, Inc. (The)(a)	2,925	69,878
Genuine Parts Co.(a)	1,094	151,322
Hibbett, Inc.	1,545	134,739
Home Depot, Inc. (The)(a)	242	83,306
Kohl's Corp.	2,588	59,498
Leslie's, Inc.*	14,219	59,578
LKQ Corp.	2,311	96,114
Lowe's Cos., Inc.(a)	561	123,678
Monro, Inc.	3,751	89,499
ODP Corp. (The)(a)*	1,557	61,143
Pool Corp.(a)	324	99,575

GOTHAM NEUTRAL FUND
Portfolio of Investments (Continued)
June 30, 2024
(Unaudited)
	Number of Shares	Value
COMMON STOCKS — (Continued)
Consumer Discretionary Distribution & Retail — (Continued)
Ross Stores, Inc.(a)	658	$ 95,621
Signet Jewelers Ltd. (Bermuda)	741	66,379
Tractor Supply Co.	337	90,990
Ulta Beauty, Inc.(a)*	369	142,386
Williams-Sonoma, Inc.(a)	190	53,650
Winmark Corp.	52	18,337
		3,495,624
Consumer Durables & Apparel — 2.9%
Canada Goose Holdings, Inc. (Canada)*	311	4,021
Cavco Industries, Inc.*	127	43,964
Columbia Sportswear Co.	9	712
Cricut, Inc., Class A*	157	940
Deckers Outdoor Corp.(a)*	223	215,853
DR Horton, Inc.	188	26,495
Figs, Inc., Class A*	14,689	78,292
Garmin Ltd. (Switzerland)	727	118,443
G-III Apparel Group Ltd.*	1,308	35,408
Hanesbrands, Inc.(a)*	6,196	30,546
Hasbro, Inc.(a)	3,278	191,763
Helen of Troy Ltd. (Bermuda)*	537	49,801
Installed Building Products, Inc.	528	108,599
Kontoor Brands, Inc.	428	28,312
Leggett & Platt, Inc.	2,280	26,129
Lululemon Athletica, Inc.*	192	57,350
Mattel, Inc.(a)*	26,817	436,044
Mohawk Industries, Inc.*	837	95,075
Newell Brands, Inc.	3,646	23,371
NIKE, Inc., Class B	140	10,552
NVR, Inc.*	1	7,589
PulteGroup, Inc.(a)	1,124	123,752
Ralph Lauren Corp.(a)	639	111,863
Smith & Wesson Brands, Inc.	59	846
Sonos, Inc.*	5,652	83,424
Tapestry, Inc.	1,187	50,792
Tempur Sealy International, Inc.	1,241	58,749
TopBuild Corp.(a)*	439	169,134
Vista Outdoor, Inc.(a)*	1,208	45,481
Worthington Enterprises, Inc.	2,044	96,742
YETI Holdings, Inc.(a)*	945	36,052
		2,366,094
Consumer Services — 3.5%
ADT, Inc.	10,300	78,280
Aramark(a)	3,186	108,388
BJ's Restaurants, Inc.*	1,379	47,851
	Number of Shares	Value
COMMON STOCKS — (Continued)
Consumer Services — (Continued)
Booking Holdings, Inc.(a)	18	$ 71,307
Bright Horizons Family Solutions, Inc.*	1,137	125,161
Cava Group, Inc.(a)*	1,954	181,233
Cracker Barrel Old Country Store, Inc.	3,089	130,232
Darden Restaurants, Inc.	828	125,293
Domino's Pizza, Inc.	109	56,280
Frontdoor, Inc.(a)*	2,833	95,727
Grand Canyon Education, Inc.*	780	109,130
Hilton Worldwide Holdings, Inc.	88	19,202
Hyatt Hotels Corp., Class A	423	64,262
International Game Technology PLC (United Kingdom)	2,486	50,864
Las Vegas Sands Corp.(a)	3,328	147,264
Marriott International, Inc., Class A(a)	839	202,845
McDonald's Corp.(a)	713	181,701
OneSpaWorld Holdings Ltd. (Bahamas)*	1,123	17,261
Papa John's International, Inc.	675	31,711
Perdoceo Education Corp.	1,139	24,397
Rush Street Interactive, Inc.*	3,376	32,376
Sabre Corp.*	7,149	19,088
Strategic Education, Inc.	464	51,346
Sweetgreen, Inc., Class A*	3,151	94,971
Target Hospitality Corp.*	263	2,291
Vail Resorts, Inc.(a)	1,921	346,030
Wyndham Hotels & Resorts, Inc.(a)	1,914	141,636
Wynn Resorts Ltd.(a)	3,001	268,589
Yum! Brands, Inc.(a)	569	75,370
		2,900,086
Consumer Staples Distribution & Retail — 2.1%
Albertsons Cos., Inc., Class A(a)	8,001	158,020
Costco Wholesale Corp.	94	79,899
Dollar General Corp.(a)	2,953	390,475
Fresh Market Holdings, Inc. (The), Escrow Shares(b)*	14,027	—
Kroger Co. (The)(a)	6,530	326,043
Performance Food Group Co.(a)*	2,206	145,838
Target Corp.(a)	2,382	352,631
Walgreens Boots Alliance, Inc.	3,809	46,070
Walmart, Inc.(a)	2,942	199,203
Weis Markets, Inc.	40	2,511
		1,700,690

GOTHAM NEUTRAL FUND
Portfolio of Investments (Continued)
June 30, 2024
(Unaudited)
	Number of Shares	Value
COMMON STOCKS — (Continued)
Energy — 5.9%
Antero Midstream Corp.(a)	9,730	$ 143,420
Archrock, Inc.(a)	4,937	99,826
Baker Hughes Co.(a)	171	6,014
Borr Drilling Ltd. (Bermuda)	12,266	79,116
Cactus, Inc., Class A	486	25,632
California Resources Corp.(a)	866	46,089
Canadian Natural Resources Ltd. (Canada)	5,023	178,819
Cenovus Energy, Inc. (Canada)	13,069	256,937
ChampionX Corp.(a)	3,713	123,309
Chevron Corp.(a)	1,314	205,536
CONSOL Energy, Inc.(a)*	1,015	103,560
Coterra Energy, Inc.	2,300	61,341
Delek US Holdings, Inc.	743	18,397
Devon Energy Corp.(a)	4,191	198,653
DHT Holdings, Inc. (Marshall Islands)	2,339	27,062
Diamond Offshore Drilling, Inc.*	2,222	34,419
Diamondback Energy, Inc.(a)	1,369	274,060
Dorian LPG Ltd. (Marshall Islands)	6,191	259,774
EOG Resources, Inc.(a)	1,696	213,475
Exxon Mobil Corp.(a)	1,960	225,635
Halliburton Co.	2,317	78,268
Helix Energy Solutions Group, Inc.*	10,848	129,525
Helmerich & Payne, Inc.(a)	5,491	198,445
Hess Corp.(a)	840	123,917
HF Sinclair Corp.(a)	5,493	292,997
Kinder Morgan, Inc.	5,276	104,834
Marathon Oil Corp.	705	20,212
Murphy Oil Corp.(a)	4,537	187,106
Nabors Industries Ltd. (Bermuda)*	494	35,153
Noble Corp. PLC (United Kingdom)	1,657	73,985
Pembina Pipeline Corp. (Canada)	4,036	149,655
Phillips 66	500	70,585
Range Resources Corp.	1,618	54,252
REX American Resources Corp.*	587	26,761
Suncor Energy, Inc. (Canada)	1,881	71,666
TechnipFMC PLC (United Kingdom)	15,801	413,196
US Silica Holdings, Inc.*	1,203	18,586
Valero Energy Corp.(a)	660	103,462
Vermilion Energy, Inc. (Canada)	282	3,105
Weatherford International PLC (Ireland)*	789	96,613
		4,833,397
Financial Services — 4.2%
AvidXchange Holdings, Inc.*	6,064	73,132
	Number of Shares	Value
COMMON STOCKS — (Continued)
Financial Services — (Continued)
Berkshire Hathaway, Inc., Class B(a)*	658	$ 267,674
BlackRock, Inc.	93	73,221
Cboe Global Markets, Inc.	874	148,632
CME Group, Inc.(a)	1,991	391,431
Coinbase Global, Inc., Class A*	347	77,114
Corpay, Inc.*	328	87,382
Donnelley Financial Solutions, Inc.*	264	15,740
Euronet Worldwide, Inc.*	439	45,436
FactSet Research Systems, Inc.	202	82,471
Fidelity National Information Services, Inc.(a)	6,048	455,777
Fiserv, Inc.(a)*	1,963	292,566
Franklin Resources, Inc.(a)	3,647	81,510
Global Payments, Inc.	181	17,503
Intercontinental Exchange, Inc.	70	9,582
International Money Express, Inc.*	62	1,292
Mastercard, Inc., Class A(a)	294	129,701
Morningstar, Inc.(a)	295	87,276
NCR Atleos Corp.(a)*	807	21,805
Open Lending Corp.*	48	268
Payoneer Global, Inc.*	11,156	61,804
PayPal Holdings, Inc.(a)*	12,354	716,903
Shift4 Payments, Inc., Class A(a)*	726	53,252
T Rowe Price Group, Inc.(a)	851	98,129
Visa, Inc., Class A(a)	716	187,929
		3,477,530
Food, Beverage & Tobacco — 4.6%
Altria Group, Inc.(a)	4,849	220,872
Archer-Daniels-Midland Co.	949	57,367
B&G Foods, Inc.	7,048	56,948
Brown-Forman Corp., Class B	2,560	110,566
Celsius Holdings, Inc.(a)*	3,745	213,802
Coca-Cola Co. (The)(a)	4,045	257,464
Conagra Brands, Inc.(a)	7,845	222,955
General Mills, Inc.(a)	1,906	120,574
Hain Celestial Group, Inc. (The)*	1,568	10,835
Hormel Foods Corp.(a)	2,950	89,946
Ingredion, Inc.(a)	2,068	237,200
Kellanova(a)	7,328	422,679
Keurig Dr Pepper, Inc.(a)	3,706	123,780
Kraft Heinz Co. (The)(a)	7,753	249,802
Lancaster Colony Corp.(a)	855	161,569
McCormick & Co., Inc., non-voting shares(a)	6,670	473,170
Mission Produce, Inc.*	71	702

GOTHAM NEUTRAL FUND
Portfolio of Investments (Continued)
June 30, 2024
(Unaudited)
	Number of Shares	Value
COMMON STOCKS — (Continued)
Food, Beverage & Tobacco — (Continued)
Molson Coors Beverage Co., Class B	1,268	$ 64,452
Mondelez International, Inc., Class A	839	54,904
Monster Beverage Corp.*	403	20,130
Philip Morris International, Inc.	822	83,293
Primo Water Corp. (Canada)	4,408	96,359
Simply Good Foods Co. (The)(a)*	2,247	81,184
SunOpta, Inc. (Canada)*	2,785	15,039
Turning Point Brands, Inc.	12	385
Tyson Foods, Inc., Class A	1,977	112,966
Utz Brands, Inc.	2,616	43,530
Vita Coco Co., Inc. (The)*	3,817	106,304
Vital Farms, Inc.*	968	45,273
WK Kellogg Co.	146	2,403
		3,756,453
Health Care Equipment & Services — 7.8%
Addus HomeCare Corp.*	377	43,773
Align Technology, Inc.(a)*	1,876	452,923
AMN Healthcare Services, Inc.*	53	2,715
Astrana Health, Inc.*	358	14,520
Atrion Corp.	96	43,433
Avanos Medical, Inc.*	1,235	24,601
Baxter International, Inc.(a)	4,655	155,710
Becton Dickinson & Co.(a)	452	105,637
Cencora, Inc.	508	114,452
Centene Corp.(a)*	4,591	304,383
Cigna Group (The)(a)	486	160,657
Clover Health Investments Corp.*	22	27
CONMED Corp.(a)	1,357	94,067
Cross Country Healthcare, Inc.*	2,284	31,611
CVS Health Corp.(a)	1,833	108,257
Doximity, Inc., Class A*	4,225	118,173
Elevance Health, Inc.	178	96,451
Envista Holdings Corp.(a)*	13,825	229,910
Evolent Health, Inc., Class A(a)*	4,058	77,589
GE HealthCare Technologies, Inc.(a)	2,414	188,099
GeneDx Holdings Corp.*	270	7,058
Guardant Health, Inc.(a)*	5,438	157,049
HCA Healthcare, Inc.(a)	336	107,950
Hologic, Inc.(a)*	6,762	502,079
ICU Medical, Inc.*	170	20,188
McKesson Corp.	107	62,492
Medtronic PLC (Ireland)	4,541	357,422
Molina Healthcare, Inc.(a)*	595	176,894
National HealthCare Corp.	138	14,959
Omnicell, Inc.*	1,780	48,185
	Number of Shares	Value
COMMON STOCKS — (Continued)
Health Care Equipment & Services — (Continued)
Owens & Minor, Inc.*	3,752	$ 50,652
Penumbra, Inc.(a)*	1,659	298,570
Phreesia, Inc.*	1,619	34,323
Privia Health Group, Inc.(a)*	1,930	33,543
PROCEPT BioRobotics Corp.*	547	33,416
Quest Diagnostics, Inc.(a)	409	55,984
ResMed, Inc.(a)	1,618	309,718
Solventum Corp.(a)*	4,851	256,521
STERIS PLC (Ireland)	1,183	259,716
Surmodics, Inc.*	9	378
Tandem Diabetes Care, Inc.*	868	34,972
Tenet Healthcare Corp.(a)*	4,613	613,667
UnitedHealth Group, Inc.(a)	240	122,222
Universal Health Services, Inc., Class B(a)	773	142,951
Veeva Systems, Inc., Class A(a)*	655	119,872
Zimmer Biomet Holdings, Inc.(a)	2,441	264,922
		6,452,691
Household & Personal Products — 2.3%
BellRing Brands, Inc.(a)*	4,955	283,129
Central Garden & Pet Co., Class A*	218	7,201
Clorox Co. (The)(a)	463	63,186
Colgate-Palmolive Co.(a)	1,587	154,002
Coty, Inc., Class A*	3,184	31,904
Edgewell Personal Care Co.	1,577	63,380
Energizer Holdings, Inc.	462	13,647
Estee Lauder Cos., Inc. (The), Class A(a)	4,585	487,844
Kenvue, Inc.(a)	7,245	131,714
Kimberly-Clark Corp.(a)	1,551	214,348
Oddity Tech Ltd., Class A (Israel)*	2,225	87,353
Olaplex Holdings, Inc.*	363	559
Procter & Gamble Co. (The)(a)	858	141,501
Reynolds Consumer Products, Inc.	2,047	57,275
Spectrum Brands Holdings, Inc.(a)	202	17,358
WD-40 Co.(a)	448	98,399
		1,852,800
Materials — 9.1%
Agnico Eagle Mines Ltd. (Canada)	8,326	544,520
Alamos Gold, Inc., Class A (Canada)	2,917	45,739
Alcoa Corp.	3,372	134,138
Alpha Metallurgical Resources, Inc.(a)	518	145,315
AptarGroup, Inc.	484	68,152
Arch Resources, Inc.	157	23,900

GOTHAM NEUTRAL FUND
Portfolio of Investments (Continued)
June 30, 2024
(Unaudited)
	Number of Shares	Value
COMMON STOCKS — (Continued)
Materials — (Continued)
ATI, Inc.(a)*	6,285	$ 348,503
Avery Dennison Corp.(a)	833	182,135
Axalta Coating Systems Ltd. (Bermuda)*	7,115	243,120
Balchem Corp.	200	30,790
Ball Corp.(a)	9,015	541,080
Cabot Corp.(a)	1,533	140,867
Carpenter Technology Corp.(a)	1,332	145,961
Celanese Corp.(a)	2,407	324,680
Clearwater Paper Corp.*	72	3,490
Cleveland-Cliffs, Inc.(a)*	18,846	290,040
Commercial Metals Co.	593	32,609
Corteva, Inc.(a)	8,973	484,004
Crown Holdings, Inc.(a)	2,882	214,392
Dow, Inc.	828	43,925
DuPont de Nemours, Inc.	1,494	120,252
Ecolab, Inc.(a)	693	164,934
Fortuna Mining Corp. (Canada)*	31,435	153,717
Freeport-McMoRan, Inc.	1,765	85,779
HB Fuller Co.	990	76,190
Hudbay Minerals, Inc. (Canada)	11,252	101,831
Innospec, Inc.	241	29,785
International Flavors & Fragrances, Inc.(a)	358	34,085
International Paper Co.(a)	2,652	114,434
Kaiser Aluminum Corp.	605	53,179
Kinross Gold Corp. (Canada)	24,361	202,684
Knife River Corp.*	1,548	108,577
Kronos Worldwide, Inc.	214	2,686
Linde PLC (Ireland)	429	188,249
Louisiana-Pacific Corp.	779	64,135
LyondellBasell Industries NV, Class A (Netherlands)	362	34,629
Martin Marietta Materials, Inc.(a)	661	358,130
Mativ Holdings, Inc.	1,943	32,953
Metallus, Inc.*	450	9,122
Minerals Technologies, Inc.	781	64,948
NewMarket Corp.(a)	237	122,190
Newmont Corp.	1,588	66,490
Nutrien Ltd. (Canada)	2,749	139,952
Olin Corp.	729	34,372
Orla Mining Ltd. (Canada)*	273	1,048
Pan American Silver Corp. (Canada)	10,251	203,790
PPG Industries, Inc.	264	33,235
Quaker Chemical Corp.	690	117,093
Royal Gold, Inc.(a)	554	69,339
	Number of Shares	Value
COMMON STOCKS — (Continued)
Materials — (Continued)
RPM International, Inc.(a)	968	$ 104,234
Sandstorm Gold Ltd. (Canada)	387	2,105
Scotts Miracle-Gro Co. (The)(a)	5,734	373,054
Sealed Air Corp.(a)	3,754	130,602
Sonoco Products Co.	1,053	53,408
Southern Copper Corp.	374	40,295
Steel Dynamics, Inc.	288	37,296
		7,516,162
Media & Entertainment — 4.2%
Alphabet, Inc., Class A(a)	3,107	565,940
Angi, Inc.*	144	277
Bumble, Inc., Class A(a)*	17,125	179,984
Cable One, Inc.	1	354
Charter Communications, Inc., Class A(a)*	475	142,006
Comcast Corp., Class A(a)	2,631	103,030
EverQuote, Inc., Class A*	755	15,749
Fox Corp., Class A	25	859
Interpublic Group of Cos., Inc. (The)(a)	4,767	138,672
John Wiley & Sons, Inc., Class A	12	488
Live Nation Entertainment, Inc.(a)*	745	69,836
Match Group, Inc.*	2,914	88,527
Meta Platforms, Inc., Class A(a)	1,093	551,113
Netflix, Inc.(a)*	276	186,267
News Corp., Class A(a)	2,323	64,045
Nextdoor Holdings, Inc.*	7	19
Omnicom Group, Inc.(a)	668	59,920
Paramount Global, Class B(a)	11,244	116,825
Pinterest, Inc., Class A*	531	23,401
PubMatic, Inc., Class A*	738	14,989
Scholastic Corp.	497	17,629
Sirius XM Holdings, Inc.(a)	90,052	254,847
Sphere Entertainment Co.(a)*	3,952	138,557
Spotify Technology SA (Luxembourg)*	342	107,316
Thryv Holdings, Inc.*	81	1,443
TripAdvisor, Inc.(a)*	7,286	129,764
Vimeo, Inc.*	13,367	49,859
Walt Disney Co. (The)(a)	3,588	356,253
Yelp, Inc.(a)*	1,546	57,125
ZipRecruiter, Inc., Class A*	1,559	14,171
		3,449,265
Pharmaceuticals, Biotechnology & Life Sciences — 4.8%
Agilent Technologies, Inc.(a)	734	95,148

GOTHAM NEUTRAL FUND
Portfolio of Investments (Continued)
June 30, 2024
(Unaudited)
	Number of Shares	Value
COMMON STOCKS — (Continued)
Pharmaceuticals, Biotechnology & Life Sciences — (Continued)
Alkermes PLC (Ireland)*	2,370	$ 57,117
Alnylam Pharmaceuticals, Inc.*	280	68,040
Amphastar Pharmaceuticals, Inc.*	1,731	69,240
ANI Pharmaceuticals, Inc.*	432	27,510
Arcutis Biotherapeutics, Inc.*	17	158
Ardelyx, Inc.*	14,405	106,741
Biogen, Inc.*	114	26,427
Bio-Rad Laboratories, Inc., Class A(a)*	590	161,135
Bristol-Myers Squibb Co.(a)	2,431	100,959
Collegium Pharmaceutical, Inc.*	3,368	108,450
Corcept Therapeutics, Inc.*	1,777	57,735
Danaher Corp.	296	73,956
Elanco Animal Health, Inc.(a)*	11,961	172,597
Eli Lilly & Co.(a)	83	75,146
Gilead Sciences, Inc.(a)	688	47,206
Harmony Biosciences Holdings, Inc.(a)*	5,557	167,655
Illumina, Inc.(a)*	462	48,223
Incyte Corp.(a)*	1,386	84,019
Innoviva, Inc.*	1,607	26,355
IQVIA Holdings, Inc.(a)*	694	146,739
Johnson & Johnson(a)	2,825	412,902
Medpace Holdings, Inc.*	62	25,535
Merck & Co., Inc.(a)	1,585	196,223
Mettler-Toledo International, Inc.(a)*	22	30,747
Myriad Genetics, Inc.*	239	5,846
Natera, Inc.*	838	90,747
Neurocrine Biosciences, Inc.(a)*	3,290	452,934
Nurix Therapeutics, Inc.*	623	13,002
Pacira BioSciences, Inc.*	508	14,534
Perrigo Co. PLC (Ireland)	51	1,310
QIAGEN NV (Netherlands)	1,068	43,884
Regeneron Pharmaceuticals, Inc.*	19	19,970
Repligen Corp.*	858	108,159
Thermo Fisher Scientific, Inc.(a)	482	266,546
Travere Therapeutics, Inc.*	149	1,225
Twist Bioscience Corp.(a)*	6,042	297,750
Vir Biotechnology, Inc.*	673	5,990
Waters Corp.(a)*	897	260,238
		3,968,098
Semiconductors & Semiconductor Equipment — 6.1%
Amkor Technology, Inc.	1,796	71,876
Analog Devices, Inc.	53	12,098
Applied Materials, Inc.(a)	793	187,140
	Number of Shares	Value
COMMON STOCKS — (Continued)
Semiconductors & Semiconductor Equipment — (Continued)
Broadcom, Inc.(a)	211	$ 338,767
Cirrus Logic, Inc.(a)*	1,746	222,894
Credo Technology Group Holding Ltd. (Cayman Islands)*	8,527	272,352
Entegris, Inc.(a)	453	61,336
GLOBALFOUNDRIES, Inc. (Cayman Islands)*	2,052	103,749
KLA Corp.(a)	190	156,657
Lam Research Corp.(a)	131	139,495
Microchip Technology, Inc.(a)	1,543	141,185
Micron Technology, Inc.(a)	2,088	274,635
MKS Instruments, Inc.(a)	1,366	178,372
Monolithic Power Systems, Inc.(a)	233	191,451
NVIDIA Corp.(a)	1,084	133,917
NXP Semiconductors NV (Netherlands)	913	245,679
ON Semiconductor Corp.(a)*	3,260	223,473
Photronics, Inc.*	3,655	90,169
Qorvo, Inc.(a)*	3,477	403,471
QUALCOMM, Inc.(a)	5,668	1,128,952
Rambus, Inc.(a)*	2,081	122,280
Semtech Corp.(a)*	6,296	188,125
Texas Instruments, Inc.(a)	724	140,840
		5,028,913
Software & Services — 7.9%
A10 Networks, Inc.	374	5,180
Accenture PLC, Class A (Ireland)	872	264,574
Adobe, Inc.(a)*	376	208,883
Alarm.com Holdings, Inc.*	1,297	82,411
Alkami Technology, Inc.*	2	57
Amdocs Ltd. (Guernsey)	766	60,453
Appfolio, Inc., Class A(a)*	825	201,770
AppLovin Corp., Class A(a)*	4,109	341,951
ASGN, Inc.*	1,009	88,964
Bitfarms Ltd. (Canada)*	64,457	165,654
Blackbaud, Inc.*	261	19,880
BlackLine, Inc.*	990	47,966
Box, Inc., Class A(a)*	6,255	165,382
Cadence Design Systems, Inc.*	78	24,005
CGI, Inc. (Canada)*	315	31,440
Clear Secure, Inc., Class A	4,326	80,939
Crowdstrike Holdings, Inc., Class A(a)*	541	207,306
Digimarc Corp.*	31	961
DocuSign, Inc.*	848	45,368
Dolby Laboratories, Inc., Class A	367	29,077

GOTHAM NEUTRAL FUND
Portfolio of Investments (Continued)
June 30, 2024
(Unaudited)
	Number of Shares	Value
COMMON STOCKS — (Continued)
Software & Services — (Continued)
Dropbox, Inc., Class A(a)*	8,967	$ 201,489
DXC Technology Co.*	2,265	43,239
Gen Digital, Inc.(a)	6,500	162,370
Globant S.A. (Luxembourg)*	377	67,204
Guidewire Software, Inc.(a)*	2,519	347,345
Informatica, Inc., Class A(a)*	3,501	108,111
InterDigital, Inc.(a)	478	55,716
International Business Machines Corp.	99	17,122
Intuit, Inc.(a)	300	197,163
JFrog Ltd. (Israel)*	1,646	61,807
Kyndryl Holdings, Inc.(a)*	4,894	128,761
LiveRamp Holdings, Inc.*	3,949	122,182
Microsoft Corp.(a)	1,043	466,169
NCR Voyix Corp.(a)*	8,219	101,505
Okta, Inc.(a)*	869	81,347
Oracle Corp.	651	91,921
Pegasystems, Inc.(a)	4,306	260,642
PTC, Inc.*	574	104,279
Q2 Holdings, Inc.(a)*	2,505	151,127
Qualys, Inc.(a)*	1,434	204,488
Salesforce, Inc.(a)	866	222,649
SEMrush Holdings, Inc., Class A*	1,014	13,577
ServiceNow, Inc.(a)*	478	376,028
SPS Commerce, Inc.*	130	24,461
Synopsys, Inc.*	58	34,513
Verint Systems, Inc.*	1,673	53,871
VeriSign, Inc.(a)*	1,005	178,689
Yext, Inc.*	5,897	31,549
Zoom Video Communications, Inc., Class A(a)*	8,655	512,289
		6,493,834
Technology Hardware & Equipment — 4.4%
Amphenol Corp., Class A(a)	1,818	122,479
Apple, Inc.(a)	3,174	668,508
Arlo Technologies, Inc.*	2,247	29,301
Arrow Electronics, Inc.*	156	18,839
Bel Fuse, Inc., Class B	356	23,225
Benchmark Electronics, Inc.	759	29,950
CDW Corp.(a)	206	46,111
Ciena Corp.(a)*	1,117	53,817
Cisco Systems, Inc.	1,605	76,254
Corning, Inc.(a)	1,765	68,570
Diebold Nixdorf, Inc.*	113	4,348
ePlus, Inc.*	64	4,715
Extreme Networks, Inc.(a)*	1,983	26,671
	Number of Shares	Value
COMMON STOCKS — (Continued)
Technology Hardware & Equipment — (Continued)
F5, Inc.(a)*	1,150	$ 198,064
Fabrinet (Cayman Islands)*	73	17,870
Hewlett Packard Enterprise Co.(a)	2,602	55,084
HP, Inc.(a)	4,845	169,672
Insight Enterprises, Inc.(a)*	225	44,631
Itron, Inc.(a)*	4,028	398,611
Jabil, Inc.(a)	1,065	115,861
Juniper Networks, Inc.	1,107	40,361
Knowles Corp.*	40	690
Littelfuse, Inc.	147	37,572
Mirion Technologies, Inc.*	1,762	18,924
Motorola Solutions, Inc.(a)	52	20,075
Napco Security Technologies, Inc.	960	49,872
NetApp, Inc.(a)	1,307	168,342
NetScout Systems, Inc.(a)*	3,039	55,583
PC Connection, Inc.	8	514
Pure Storage, Inc., Class A(a)*	6,224	399,643
Rogers Corp.*	744	89,734
ScanSource, Inc.*	535	23,706
Seagate Technology Holdings PLC (Ireland)	1,249	128,984
TD SYNNEX Corp.(a)	495	57,123
TE Connectivity Ltd. (Switzerland)	631	94,921
Vontier Corp.	2,648	101,154
Western Digital Corp.(a)*	2,287	173,286
		3,633,065
Telecommunication Services — 0.8%
Anterix, Inc.*	4	158
AT&T, Inc.(a)	6,470	123,642
Gogo, Inc.*	468	4,502
IDT Corp., Class B	14	503
Iridium Communications, Inc.(a)	7,671	204,202
Lumen Technologies, Inc.*	21,482	23,630
T-Mobile US, Inc.(a)	959	168,957
Verizon Communications, Inc.(a)	4,058	167,352
		692,946
Transportation — 1.8%
CSX Corp.(a)	5,231	174,977
Delta Air Lines, Inc.	2,012	95,449
FedEx Corp.(a)	605	181,403
FTAI Infrastructure, Inc.	2,234	19,280
GXO Logistics, Inc.*	593	29,947
Kirby Corp.(a)*	1,429	171,094
Old Dominion Freight Line, Inc.(a)	712	125,739
SkyWest, Inc.(a)*	3,210	263,445

GOTHAM NEUTRAL FUND
Portfolio of Investments (Continued)
June 30, 2024
(Unaudited)
	Number of Shares	Value
COMMON STOCKS — (Continued)
Transportation — (Continued)
Uber Technologies, Inc.(a)*	1,927	$ 140,054
Union Pacific Corp.(a)	886	200,466
United Parcel Service, Inc., Class B	511	69,930
Universal Logistics Holdings, Inc.	17	690
Werner Enterprises, Inc.	361	12,935
		1,485,409
Utilities — 1.4%
ALLETE, Inc.(a)	1,155	72,014
American Water Works Co., Inc.	522	67,422
Atmos Energy Corp.	399	46,543
Avista Corp.	987	34,160
Black Hills Corp.(a)	1,220	66,344
CMS Energy Corp.	719	42,802
Constellation Energy Corp.(a)	713	142,793
Duke Energy Corp.(a)	1,489	149,243
Edison International(a)	705	50,626
Montauk Renewables, Inc.*	153	872
NRG Energy, Inc.(a)	2,276	177,209
Otter Tail Corp.	227	19,883
Public Service Enterprise Group, Inc.	809	59,623
Southwest Gas Holdings, Inc.(a)	837	58,908
WEC Energy Group, Inc.(a)	1,653	129,694
		1,118,136
TOTAL COMMON STOCKS (Cost $74,220,450)		77,596,703
OTHER ASSETS IN EXCESS OF LIABILITIES - 5.7%		4,714,477
NET ASSETS - 100.0%		$82,311,180

(a)	Security position is either entirely or partially designated as collateral for total return swaps.
(b)	Security is fair valued by the Adviser in accordance with the policies established by the Board of Trustees.
*	Non-income producing.
PLC	Public Limited Company

GOTHAM NEUTRAL FUND
Portfolio of Investments (Continued)
June 30, 2024
(Unaudited)
The portfolio matures between August 29, 2025 and March 12, 2029, however underlying individual contracts are entered into and closed (terminated) on a daily basis. The maturity date shown in the table below is the earliest maturity date for the specific entity. The following table represents the individual long and short positions and related values of total return swaps, which represents (69.5)% of net assets as of June 30, 2024:
Total Return Swaps
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Long
Automobiles & Components
Adient PLC (Ireland)	USFF +0.250%	Weekly	MS	07/08/27	270	$8,621	$6,672	$(1,371)
American Axle & Manufacturing Holdings, Inc.	USFF +0.250%	Weekly	MS	07/11/28	432	3,063	3,020	146
Aptiv PLC (Jersey)	USFF +0.250%	Weekly	MS	01/12/29	938	66,699	66,054	3,952
BorgWarner, Inc.	USFF +0.250%	Weekly	MS	01/12/29	1,837	59,008	59,225	4,589
Dana, Inc.	USFF +0.250%	Weekly	MS	01/12/29	877	11,499	10,629	(92)
Dorman Products, Inc.	USFF +0.250%	Weekly	MS	01/12/29	89	8,161	8,142	527
Garrett Motion, Inc.	USFF +0.250%	Weekly	MS	03/12/29	11	94	94	(11)
General Motors Co.	USFF +0.250%	Weekly	MS	07/11/28	1,220	35,864	56,681	23,664
Gentex Corp.	USFF +0.250%	Weekly	MS	01/12/29	132	4,530	4,450	215
Gentherm, Inc.	USFF +0.250%	Weekly	MS	01/12/29	80	4,223	3,946	(4)
Goodyear Tire & Rubber Co. (The)	USFF +0.250%	Weekly	MS	07/11/28	793	10,327	9,001	(630)
LCI Industries	USFF +0.250%	Weekly	MS	01/12/29	217	23,981	22,433	301
Lear Corp.	USFF +0.250%	Weekly	MS	01/12/29	86	11,260	9,822	(552)
Visteon Corp.	USFF +0.250%	Weekly	MS	01/07/27	445	49,817	47,482	1,071
Winnebago Industries, Inc.	USFF +0.250%	Weekly	MS	01/12/29	246	15,030	13,333	(728)
					7,673	312,177	320,984	31,077
Capital Goods
3M Co.	USFF +0.250%	Weekly	MS	01/12/29	388	36,963	39,650	5,432
A. O. Smith Corp.	USFF +0.250%	Weekly	MS	01/12/29	66	5,493	5,397	275
Acuity Brands, Inc.	USFF +0.250%	Weekly	MS	01/10/28	94	20,543	22,695	3,560
American Superconductor Corp.	USFF +0.250%	Weekly	MS	03/12/29	14	332	327	—
American Woodmark Corp.	USFF +0.250%	Weekly	MS	01/10/28	32	2,267	2,515	393
AMETEK, Inc.	USFF +0.250%	Weekly	MS	01/12/29	161	27,217	26,840	1,533
Apogee Enterprises, Inc.	USFF +0.250%	Weekly	MS	01/12/29	102	6,399	6,409	441
Armstrong World Industries, Inc.	USFF +0.250%	Weekly	MS	01/12/29	156	18,032	17,665	882
Array Technologies, Inc.	USFF +0.250%	Weekly	MS	01/12/29	2,191	25,143	22,480	(988)
AZEK Co., Inc. (The)	USFF +0.250%	Weekly	MS	07/11/28	1,114	33,510	46,933	16,105
AZZ, Inc.	USFF +0.250%	Weekly	MS	01/12/29	301	23,134	23,252	1,702
Builders FirstSource, Inc.	USFF +0.250%	Weekly	MS	01/12/29	101	14,614	13,979	358
BWX Technologies, Inc.	USFF +0.250%	Weekly	MS	01/12/29	497	47,528	47,215	2,985

GOTHAM NEUTRAL FUND
Portfolio of Investments (Continued)
June 30, 2024
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Capital Goods — (continued)
Carlisle Cos., Inc.	USFF +0.250%	Weekly	MS	01/12/29	25	$8,682	$10,130	$2,114
Caterpillar, Inc.	USFF +0.250%	Weekly	MS	01/12/29	177	59,707	58,959	3,210
Chart Industries, Inc.	USFF +0.250%	Weekly	MS	01/12/29	164	25,264	23,672	65
Crane Co.	USFF +0.250%	Weekly	MS	07/08/27	215	18,604	31,171	14,271
Cummins, Inc.	USFF +0.250%	Weekly	MS	07/11/28	204	51,718	56,494	8,844
Curtiss-Wright Corp.	USFF +0.250%	Weekly	MS	01/10/28	36	8,016	9,755	2,297
DNOW, Inc.	USFF +0.250%	Weekly	MS	01/12/29	522	7,645	7,167	19
Donaldson Co., Inc.	USFF +0.250%	Weekly	MS	01/10/28	491	32,385	35,136	5,225
Dover Corp.	USFF +0.250%	Weekly	MS	01/12/29	119	19,648	21,474	3,258
Eaton Corp. PLC (Ireland)	USFF +0.250%	Weekly	MS	01/12/29	104	28,344	32,609	6,391
EMCOR Group, Inc.	USFF +0.250%	Weekly	MS	07/11/28	156	45,733	56,952	14,418
Emerson Electric Co.	USFF +0.250%	Weekly	MS	01/12/29	295	32,832	32,497	1,890
Enerpac Tool Group Corp.	USFF +0.250%	Weekly	MS	07/08/27	210	5,876	8,018	2,536
EnerSys	USFF +0.250%	Weekly	MS	07/11/28	136	12,106	14,079	2,910
Esab Corp.	USFF +0.250%	Weekly	MS	01/12/29	156	15,182	14,731	599
Fastenal Co.	USFF +0.250%	Weekly	MS	07/11/28	479	30,015	30,100	2,350
Federal Signal Corp.	USFF +0.250%	Weekly	MS	01/12/29	63	5,171	5,271	447
Flowserve Corp.	USFF +0.250%	Weekly	MS	07/11/28	958	41,774	46,080	7,540
Fluence Energy, Inc.	USFF +0.250%	Weekly	MS	01/12/29	1,185	19,869	20,548	2,030
Franklin Electric Co., Inc.	USFF +0.250%	Weekly	MS	01/12/29	67	6,669	6,453	228
GE Vernova, Inc.	USFF +0.250%	Weekly	MS	01/12/29	136	18,289	23,325	6,288
Generac Holdings, Inc.	USFF +0.250%	Weekly	MS	01/12/29	293	34,440	38,740	6,668
General Electric Co.	USFF +0.250%	Weekly	MS	01/12/29	252	35,911	40,060	6,685
Gibraltar Industries, Inc.	USFF +0.250%	Weekly	MS	01/10/28	244	16,017	16,726	1,799
Global Industrial Co.	USFF +0.250%	Weekly	MS	03/12/29	2	64	63	(15)
Graco, Inc.	USFF +0.250%	Weekly	MS	01/12/29	50	4,296	3,964	(79)
Griffon Corp.	USFF +0.250%	Weekly	MS	01/10/28	850	34,924	54,281	23,086
Hexcel Corp.	USFF +0.250%	Weekly	MS	01/12/29	486	31,125	30,351	953
Hillman Solutions Corp.	USFF +0.250%	Weekly	MS	01/10/28	1,111	8,847	9,832	1,577
Howmet Aerospace, Inc.	USFF +0.250%	Weekly	MS	01/12/29	850	63,643	65,986	6,742
Hyster-Yale Materials Handling, Inc.	USFF +0.250%	Weekly	MS	03/12/29	9	629	628	24
IDEX Corp.	USFF +0.250%	Weekly	MS	01/12/29	43	9,196	8,652	87
IES Holdings, Inc.	USFF +0.250%	Weekly	MS	01/12/29	44	5,808	6,131	707
Illinois Tool Works, Inc.	USFF +0.250%	Weekly	MS	07/08/27	123	29,544	29,146	2,340
Ingersoll Rand, Inc.	USFF +0.250%	Weekly	MS	03/12/29	51	4,649	4,633	287
John Bean Technologies Corp.	USFF +0.250%	Weekly	MS	01/12/29	58	5,265	5,508	602
Kennametal, Inc.	USFF +0.250%	Weekly	MS	07/11/28	772	19,215	18,173	509

GOTHAM NEUTRAL FUND
Portfolio of Investments (Continued)
June 30, 2024
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Capital Goods — (continued)
Kratos Defense & Security Solutions, Inc.	USFF +0.250%	Weekly	MS	01/12/29	1,248	$25,447	$24,972	$1,267
Leonardo DRS, Inc.	USFF +0.250%	Weekly	MS	01/12/29	186	4,089	4,745	958
Lincoln Electric Holdings, Inc.	USFF +0.250%	Weekly	MS	01/12/29	360	84,153	67,910	(10,453)
Lindsay Corp.	USFF +0.250%	Weekly	MS	07/11/28	38	4,465	4,669	529
Lockheed Martin Corp.	USFF +0.250%	Weekly	MS	07/06/26	223	101,325	104,163	11,725
Masco Corp.	USFF +0.250%	Weekly	MS	07/08/27	602	37,835	40,135	5,501
MasTec, Inc.	USFF +0.250%	Weekly	MS	01/12/29	1,161	107,757	124,215	23,876
MDU Resources Group, Inc.	USFF +0.250%	Weekly	MS	07/11/28	1,678	32,037	42,118	12,923
Middleby Corp. (The)	USFF +0.250%	Weekly	MS	07/11/28	471	65,101	57,749	(3,100)
Miller Industries, Inc.	USFF +0.250%	Weekly	MS	01/12/29	13	730	715	17
MSC Industrial Direct Co., Inc., Class A	USFF +0.250%	Weekly	MS	01/10/28	336	30,062	26,648	(613)
Mueller Industries, Inc.	USFF +0.250%	Weekly	MS	07/06/26	420	19,872	23,915	5,695
Mueller Water Products, Inc., Class A	USFF +0.250%	Weekly	MS	01/12/29	541	9,498	9,695	836
Nordson Corp.	USFF +0.250%	Weekly	MS	01/12/29	17	3,874	3,943	282
Northrop Grumman Corp.	USFF +0.250%	Weekly	MS	01/12/29	186	85,744	81,087	928
Otis Worldwide Corp.	USFF +0.250%	Weekly	MS	03/12/29	116	11,149	11,166	770
Owens Corning	USFF +0.250%	Weekly	MS	03/12/29	5	868	869	49
PACCAR, Inc.	USFF +0.250%	Weekly	MS	07/08/27	54	4,355	5,559	1,679
Parker-Hannifin Corp.	USFF +0.250%	Weekly	MS	07/11/28	53	25,760	26,808	2,893
Powell Industries, Inc.	USFF +0.250%	Weekly	MS	01/10/28	422	50,376	60,515	13,768
Proto Labs, Inc.	USFF +0.250%	Weekly	MS	03/12/29	14	423	432	20
Quanex Building Products Corp.	USFF +0.250%	Weekly	MS	01/12/29	39	1,136	1,078	4
Quanta Services, Inc.	USFF +0.250%	Weekly	MS	07/11/28	135	28,474	34,302	7,878
Regal Rexnord Corp.	USFF +0.250%	Weekly	MS	01/12/29	380	60,156	51,384	(4,673)
Resideo Technologies, Inc.	USFF +0.250%	Weekly	MS	01/12/29	704	14,462	13,770	290
RTX Corp.	USFF +0.250%	Weekly	MS	07/11/28	824	81,600	82,721	6,906
Snap-on, Inc.	USFF +0.250%	Weekly	MS	01/10/28	154	39,704	40,254	4,163
Stanley Black & Decker, Inc.	USFF +0.250%	Weekly	MS	07/11/28	267	21,504	21,331	1,863
Sterling Infrastructure, Inc.	USFF +0.250%	Weekly	MS	01/10/28	75	6,818	8,876	2,938
Tennant Co.	USFF +0.250%	Weekly	MS	07/11/28	129	11,411	12,699	2,148
Textron, Inc.	USFF +0.250%	Weekly	MS	01/07/27	456	38,748	39,152	3,132
Trane Technologies PLC (Ireland)	USFF +0.250%	Weekly	MS	01/12/29	76	20,536	24,999	5,991
Transcat, Inc.	USFF +0.250%	Weekly	MS	01/12/29	5	626	598	(3)

GOTHAM NEUTRAL FUND
Portfolio of Investments (Continued)
June 30, 2024
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Capital Goods — (continued)
TransDigm Group, Inc.	USFF +0.250%	Weekly	MS	01/12/29	11	$14,583	$14,054	$461
Trex Co., Inc.	USFF +0.250%	Weekly	MS	01/12/29	83	7,446	6,152	(797)
Tutor Perini Corp.	USFF +0.250%	Weekly	MS	01/12/29	404	7,497	8,799	1,802
UFP Industries, Inc.	USFF +0.250%	Weekly	MS	01/10/28	111	9,482	12,432	3,725
United Rentals, Inc.	USFF +0.250%	Weekly	MS	01/12/29	196	125,582	126,759	9,483
Vertiv Holdings Co., Class A	USFF +0.250%	Weekly	MS	01/12/29	774	68,396	67,005	3,334
Wabash National Corp.	USFF +0.250%	Weekly	MS	07/08/27	482	9,455	10,527	1,902
Watsco, Inc.	USFF +0.250%	Weekly	MS	01/12/29	52	23,331	24,088	2,353
WESCO International, Inc.	USFF +0.250%	Weekly	MS	01/12/29	505	83,640	80,053	2,220
Westinghouse Air Brake Technologies Corp.	USFF +0.250%	Weekly	MS	01/12/29	862	141,022	136,239	5,109
Woodward, Inc.	USFF +0.250%	Weekly	MS	07/11/28	122	17,590	21,274	4,927
WW Grainger, Inc.	USFF +0.250%	Weekly	MS	07/06/26	66	56,823	59,548	6,793
Xylem, Inc.	USFF +0.250%	Weekly	MS	01/10/28	27	3,700	3,662	210
Zurn Elkay Water Solutions Corp.	USFF +0.250%	Weekly	MS	07/11/28	1,603	47,856	47,128	2,747
					33,039	2,704,775	2,823,764	316,036
Commercial & Professional Services
ABM Industries, Inc.	USFF +0.250%	Weekly	MS	01/12/29	427	21,555	21,593	1,511
Automatic Data Processing, Inc.	USFF +0.250%	Weekly	MS	01/05/26	207	46,984	49,409	6,678
BrightView Holdings, Inc.	USFF +0.250%	Weekly	MS	01/12/29	592	8,017	7,874	392
Brink's Co. (The)	USFF +0.250%	Weekly	MS	07/11/28	106	8,595	10,854	2,913
Broadridge Financial Solutions, Inc.	USFF +0.250%	Weekly	MS	07/08/27	21	4,044	4,137	384
Cimpress PLC (Ireland)	USFF +0.250%	Weekly	MS	01/12/29	68	6,009	5,957	334
Cintas Corp.	USFF +0.250%	Weekly	MS	01/07/27	57	37,078	39,915	5,514
CoreCivic, Inc.	USFF +0.250%	Weekly	MS	01/12/29	143	1,685	1,856	269
CSG Systems International, Inc.	USFF +0.250%	Weekly	MS	01/12/29	147	7,166	6,052	(642)
Deluxe Corp.	USFF +0.250%	Weekly	MS	01/12/29	75	1,661	1,685	124
Dun & Bradstreet Holdings, Inc.	USFF +0.250%	Weekly	MS	01/12/29	2,945	28,230	27,271	1,052
ICF International, Inc.	USFF +0.250%	Weekly	MS	01/12/29	40	5,723	5,938	597
Interface, Inc.	USFF +0.250%	Weekly	MS	03/12/29	38	556	558	22
Jacobs Solutions, Inc.	USFF +0.250%	Weekly	MS	07/11/28	120	15,071	16,765	2,788
Kelly Services, Inc., Class A	USFF +0.250%	Weekly	MS	01/12/29	89	1,947	1,905	76
Korn Ferry	USFF +0.250%	Weekly	MS	03/12/29	50	3,341	3,357	229
Leidos Holdings, Inc.	USFF +0.250%	Weekly	MS	07/11/28	585	72,762	85,340	18,041
ManpowerGroup, Inc.	USFF +0.250%	Weekly	MS	07/11/28	524	37,820	36,575	2,029

GOTHAM NEUTRAL FUND
Portfolio of Investments (Continued)
June 30, 2024
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Commercial & Professional Services — (continued)
MillerKnoll, Inc.	USFF +0.250%	Weekly	MS	07/11/28	154	$3,622	$4,079	$792
MSA Safety, Inc.	USFF +0.250%	Weekly	MS	07/11/28	82	13,873	15,391	2,549
Paycom Software, Inc.	USFF +0.250%	Weekly	MS	01/12/29	66	9,530	9,441	552
Paylocity Holding Corp.	USFF +0.250%	Weekly	MS	01/12/29	520	71,631	68,562	1,869
Republic Services, Inc.	USFF +0.250%	Weekly	MS	01/10/28	138	21,947	26,819	6,564
Robert Half, Inc.	USFF +0.250%	Weekly	MS	01/12/29	258	18,172	16,507	(398)
Steelcase, Inc., Class A	USFF +0.250%	Weekly	MS	07/11/28	1,128	13,723	14,619	1,970
TaskUS, Inc., Class A	USFF +0.250%	Weekly	MS	01/12/29	18	236	240	1
Tetra Tech, Inc.	USFF +0.250%	Weekly	MS	07/11/28	35	5,511	7,157	2,234
TransUnion	USFF +0.250%	Weekly	MS	01/12/29	179	12,804	13,275	1,387
UniFirst Corp.	USFF +0.250%	Weekly	MS	03/12/29	8	1,388	1,372	62
Veralto Corp.	USFF +0.250%	Weekly	MS	07/11/28	381	27,283	36,374	11,027
					9,201	507,964	540,877	70,920
Consumer Discretionary Distribution & Retail
1-800-Flowers.com, Inc., Class A	USFF +0.250%	Weekly	MS	03/12/29	19	178	181	(3)
Abercrombie & Fitch Co., Class A	USFF +0.250%	Weekly	MS	03/12/29	180	31,054	32,011	3,088
Academy Sports & Outdoors, Inc.	USFF +0.250%	Weekly	MS	01/12/29	516	27,213	27,477	2,165
Advance Auto Parts, Inc.	USFF +0.250%	Weekly	MS	01/12/29	2,276	150,220	144,139	4,294
Amazon.com, Inc.	USFF +0.250%	Weekly	MS	07/08/27	570	84,037	110,153	32,144
American Eagle Outfitters, Inc.	USFF +0.250%	Weekly	MS	01/12/29	915	18,816	18,263	731
Arko Corp.	USFF +0.250%	Weekly	MS	01/12/29	123	760	771	45
AutoZone, Inc.	USFF +0.250%	Weekly	MS	07/11/28	2	5,049	5,928	1,210
Best Buy Co., Inc.	USFF +0.250%	Weekly	MS	07/11/28	26	1,940	2,192	427
Burlington Stores, Inc.	USFF +0.250%	Weekly	MS	01/12/29	122	28,003	29,280	3,323
Camping World Holdings, Inc., Class A	USFF +0.250%	Weekly	MS	01/12/29	347	8,610	6,197	(1,835)
Carvana Co.	USFF +0.250%	Weekly	MS	07/11/28	476	18,089	61,271	46,673
Dick's Sporting Goods, Inc.	USFF +0.250%	Weekly	MS	01/12/29	34	6,288	7,305	1,471
eBay, Inc.	USFF +0.250%	Weekly	MS	07/11/28	676	30,055	36,315	8,625
Etsy, Inc.	USFF +0.250%	Weekly	MS	03/12/29	185	10,914	10,911	734
Gap, Inc. (The)	USFF +0.250%	Weekly	MS	01/10/28	911	9,082	21,764	13,410
Genuine Parts Co.	USFF +0.250%	Weekly	MS	01/12/29	299	47,095	41,358	(2,344)
Hibbett, Inc.	USFF +0.250%	Weekly	MS	01/12/29	424	36,859	36,977	2,650
Home Depot, Inc. (The)	USFF +0.250%	Weekly	MS	01/07/27	72	21,980	24,785	4,865

GOTHAM NEUTRAL FUND
Portfolio of Investments (Continued)
June 30, 2024
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Consumer Discretionary Distribution & Retail — (continued)
Kohl's Corp.	USFF +0.250%	Weekly	MS	01/12/29	705	$15,770	$16,208	$1,665
Leslie's, Inc.	USFF +0.250%	Weekly	MS	01/12/29	3,861	22,308	16,178	(4,606)
LKQ Corp.	USFF +0.250%	Weekly	MS	01/12/29	643	32,256	26,742	(3,054)
Lowe's Cos., Inc.	USFF +0.250%	Weekly	MS	01/12/29	153	33,465	33,730	2,562
Monro, Inc.	USFF +0.250%	Weekly	MS	07/11/28	1,015	28,224	24,218	(1,677)
ODP Corp. (The)	USFF +0.250%	Weekly	MS	01/07/27	415	15,482	16,297	1,812
Pool Corp.	USFF +0.250%	Weekly	MS	01/12/29	89	32,433	27,352	(2,762)
Ross Stores, Inc.	USFF +0.250%	Weekly	MS	01/12/29	193	27,214	28,047	2,781
Signet Jewelers Ltd. (Bermuda)	USFF +0.250%	Weekly	MS	01/12/29	204	18,239	18,274	1,279
Tractor Supply Co.	USFF +0.250%	Weekly	MS	01/12/29	90	24,204	24,300	1,820
Ulta Beauty, Inc.	USFF +0.250%	Weekly	MS	01/12/29	104	43,931	40,130	(963)
Williams-Sonoma, Inc.	USFF +0.250%	Weekly	MS	07/11/28	48	11,070	13,554	3,281
Winmark Corp.	USFF +0.250%	Weekly	MS	07/11/28	23	8,739	8,110	(3)
					15,716	849,577	910,418	123,808
Consumer Durables & Apparel
Canada Goose Holdings, Inc. (Canada)	USFF +0.250%	Weekly	MS	01/12/29	71	945	918	20
Cavco Industries, Inc.	USFF +0.250%	Weekly	MS	01/12/29	32	11,260	11,077	578
Columbia Sportswear Co.	USFF +0.250%	Weekly	MS	03/12/29	4	315	316	4
Cricut, Inc., Class A	USFF +0.250%	Weekly	MS	03/12/29	36	214	216	(2)
Deckers Outdoor Corp.	USFF +0.250%	Weekly	MS	01/12/29	62	53,288	60,013	10,408
DR Horton, Inc.	USFF +0.250%	Weekly	MS	01/12/29	65	9,326	9,160	394
Figs, Inc., Class A	USFF +0.250%	Weekly	MS	07/11/28	3,888	21,076	20,723	1,035
Garmin Ltd. (Switzerland)	USFF +0.250%	Weekly	MS	01/10/28	205	21,344	33,399	14,243
G-III Apparel Group Ltd.	USFF +0.250%	Weekly	MS	07/11/28	368	9,208	9,962	1,369
Hanesbrands, Inc.	USFF +0.250%	Weekly	MS	07/11/28	2,058	7,683	10,146	3,052
Hasbro, Inc.	USFF +0.250%	Weekly	MS	01/12/29	956	53,305	55,926	6,591
Helen of Troy Ltd. (Bermuda)	USFF +0.250%	Weekly	MS	07/11/28	155	16,312	14,375	(827)
Installed Building Products, Inc.	USFF +0.250%	Weekly	MS	01/12/29	146	30,185	30,029	1,943
Kontoor Brands, Inc.	USFF +0.250%	Weekly	MS	01/12/29	119	8,060	7,872	351
Leggett & Platt, Inc.	USFF +0.250%	Weekly	MS	07/11/28	703	14,890	8,056	(5,580)
Lululemon Athletica, Inc.	USFF +0.250%	Weekly	MS	01/12/29	49	14,848	14,636	797
Mattel, Inc.	USFF +0.250%	Weekly	MS	07/11/28	7,374	139,015	119,901	(9,514)
Mohawk Industries, Inc.	USFF +0.250%	Weekly	MS	07/11/28	225	19,931	25,558	6,987
Newell Brands, Inc.	USFF +0.250%	Weekly	MS	01/12/29	998	7,533	6,397	(597)
NIKE, Inc., Class B	USFF +0.250%	Weekly	MS	01/12/29	174	15,840	13,114	(1,589)
PulteGroup, Inc.	USFF +0.250%	Weekly	MS	01/10/28	301	19,901	33,140	14,882

GOTHAM NEUTRAL FUND
Portfolio of Investments (Continued)
June 30, 2024
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Consumer Durables & Apparel — (continued)
Ralph Lauren Corp.	USFF +0.250%	Weekly	MS	01/10/28	180	$23,248	$31,511	$10,415
Smith & Wesson Brands, Inc.	USFF +0.250%	Weekly	MS	03/12/29	18	263	258	(5)
Sonos, Inc.	USFF +0.250%	Weekly	MS	01/12/29	1,556	27,063	22,967	(2,243)
Tapestry, Inc.	USFF +0.250%	Weekly	MS	01/12/29	313	12,695	13,393	1,701
Tempur Sealy International, Inc.	USFF +0.250%	Weekly	MS	01/12/29	343	16,915	16,238	383
TopBuild Corp.	USFF +0.250%	Weekly	MS	01/12/29	144	55,991	55,479	3,344
Vista Outdoor, Inc.	USFF +0.250%	Weekly	MS	07/08/27	341	9,369	12,839	4,221
Worthington Enterprises, Inc.	USFF +0.250%	Weekly	MS	07/11/28	544	29,264	25,748	(1,354)
YETI Holdings, Inc.	USFF +0.250%	Weekly	MS	01/12/29	260	9,326	9,919	1,223
					21,688	658,613	673,286	62,230
Consumer Services
BJ's Restaurants, Inc.	USFF +0.250%	Weekly	MS	01/12/29	372	12,820	12,908	952
Booking Holdings, Inc.	USFF +0.250%	Weekly	MS	07/08/27	4	12,453	15,846	4,297
Bright Horizons Family Solutions, Inc.	USFF +0.250%	Weekly	MS	01/12/29	304	32,682	33,464	3,025
Cava Group, Inc.	USFF +0.250%	Weekly	MS	01/12/29	529	46,304	49,065	6,044
Cracker Barrel Old Country Store, Inc.	USFF +0.250%	Weekly	MS	01/12/29	839	40,938	35,372	(2,752)
Darden Restaurants, Inc.	USFF +0.250%	Weekly	MS	01/12/29	235	35,648	35,560	2,360
Domino's Pizza, Inc.	USFF +0.250%	Weekly	MS	01/12/29	32	16,231	16,523	1,435
Frontdoor, Inc.	USFF +0.250%	Weekly	MS	01/10/28	776	24,938	26,221	2,990
Grand Canyon Education, Inc.	USFF +0.250%	Weekly	MS	07/11/28	203	27,571	28,402	2,720
Hilton Worldwide Holdings, Inc.	USFF +0.250%	Weekly	MS	01/12/29	69	13,920	15,056	2,153
Hyatt Hotels Corp., Class A	USFF +0.250%	Weekly	MS	01/12/29	115	16,896	17,471	1,734
International Game Technology PLC (United Kingdom)	USFF +0.250%	Weekly	MS	01/12/29	719	15,086	14,711	773
Las Vegas Sands Corp.	USFF +0.250%	Weekly	MS	07/11/28	925	42,887	40,931	1,337
Marriott International, Inc., Class A	USFF +0.250%	Weekly	MS	01/12/29	228	53,593	55,124	5,304
McDonald's Corp.	USFF +0.250%	Weekly	MS	07/11/28	225	56,593	57,339	5,137
OneSpaWorld Holdings Ltd. (Bahamas)	USFF +0.250%	Weekly	MS	01/12/29	299	4,506	4,596	383
Papa John's International, Inc.	USFF +0.250%	Weekly	MS	01/12/29	178	9,633	8,362	(700)
Perdoceo Education Corp.	USFF +0.250%	Weekly	MS	01/12/29	308	6,490	6,597	538

GOTHAM NEUTRAL FUND
Portfolio of Investments (Continued)
June 30, 2024
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Consumer Services — (continued)
Rush Street Interactive, Inc.	USFF +0.250%	Weekly	MS	01/12/29	912	$8,411	$8,746	$899
Sabre Corp.	USFF +0.250%	Weekly	MS	07/11/28	2,039	6,875	5,444	(1,016)
Strategic Education, Inc.	USFF +0.250%	Weekly	MS	01/12/29	123	13,166	13,611	1,359
Sweetgreen, Inc., Class A	USFF +0.250%	Weekly	MS	01/12/29	862	25,290	25,981	2,299
Target Hospitality Corp.	USFF +0.250%	Weekly	MS	01/12/29	106	817	923	145
Vail Resorts, Inc.	USFF +0.250%	Weekly	MS	01/12/29	519	95,768	93,487	5,367
Wyndham Hotels & Resorts, Inc.	USFF +0.250%	Weekly	MS	01/12/29	515	37,584	38,110	3,316
Wynn Resorts Ltd.	USFF +0.250%	Weekly	MS	01/12/29	822	81,599	73,569	(2,219)
Yum! Brands, Inc.	USFF +0.250%	Weekly	MS	07/11/28	164	20,812	21,723	2,486
					12,422	759,511	755,142	50,366
Consumer Staples Distribution & Retail
Costco Wholesale Corp.	USFF +0.250%	Weekly	MS	03/12/29	26	22,242	22,100	1,378
Dollar General Corp.	USFF +0.250%	Weekly	MS	01/12/29	810	105,905	107,106	7,094
Kroger Co. (The)	USFF +0.250%	Weekly	MS	01/10/28	2,115	108,181	105,602	4,631
Performance Food Group Co.	USFF +0.250%	Weekly	MS	01/12/29	604	42,445	39,930	305
Target Corp.	USFF +0.250%	Weekly	MS	07/11/28	667	89,676	98,743	15,544
Walgreens Boots Alliance, Inc.	USFF +0.250%	Weekly	MS	01/12/29	1,100	20,979	13,305	(5,978)
Walmart, Inc.	USFF +0.250%	Weekly	MS	01/12/29	800	47,379	54,168	10,488
Weis Markets, Inc.	USFF +0.250%	Weekly	MS	01/12/29	8	500	502	20
					6,130	437,307	441,456	33,482
Energy
Antero Midstream Corp.	USFF +0.250%	Weekly	MS	07/11/28	929	11,306	13,693	4,215
Archrock, Inc.	USFF +0.250%	Weekly	MS	01/12/29	1,193	21,981	24,122	3,856
Baker Hughes Co.	USFF +0.250%	Weekly	MS	07/08/27	450	13,499	15,827	4,836
Borr Drilling Ltd. (Bermuda)	USFF +0.250%	Weekly	MS	01/12/29	3,564	22,281	22,988	2,486
Cactus, Inc., Class A	USFF +0.250%	Weekly	MS	01/12/29	135	6,608	7,120	951
California Resources Corp.	USFF +0.250%	Weekly	MS	07/11/28	260	12,696	13,837	2,204
Canadian Natural Resources Ltd. (Canada)	USFF +0.250%	Weekly	MS	01/12/29	1,379	47,214	49,092	5,536
Cenovus Energy, Inc. (Canada)	USFF +0.250%	Weekly	MS	01/12/29	3,608	72,680	70,933	3,628
ChampionX Corp.	USFF +0.250%	Weekly	MS	01/12/29	1,039	33,933	34,505	2,884
Chevron Corp.	USFF +0.250%	Weekly	MS	01/12/29	359	57,788	56,155	2,597
CONSOL Energy, Inc.	USFF +0.250%	Weekly	MS	01/10/28	245	19,677	24,997	6,630
Coterra Energy, Inc.	USFF +0.250%	Weekly	MS	01/10/28	750	19,495	20,003	2,104

GOTHAM NEUTRAL FUND
Portfolio of Investments (Continued)
June 30, 2024
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Energy — (continued)
Delek US Holdings, Inc.	USFF +0.250%	Weekly	MS	01/12/29	205	$5,241	$5,076	$218
Devon Energy Corp.	USFF +0.250%	Weekly	MS	07/11/28	1,131	50,253	53,609	7,860
DHT Holdings, Inc. (Marshall Islands)	USFF +0.250%	Weekly	MS	01/12/29	605	6,997	7,000	467
Diamond Offshore Drilling, Inc.	USFF +0.250%	Weekly	MS	01/12/29	606	8,781	9,387	1,195
Diamondback Energy, Inc.	USFF +0.250%	Weekly	MS	01/12/29	383	72,752	76,673	9,765
Dorian LPG Ltd. (Marshall Islands)	USFF +0.250%	Weekly	MS	01/10/28	1,690	66,475	70,912	12,031
EOG Resources, Inc.	USFF +0.250%	Weekly	MS	01/12/29	458	57,403	57,648	4,275
Exxon Mobil Corp.	USFF +0.250%	Weekly	MS	01/10/28	537	51,095	61,819	14,954
Halliburton Co.	USFF +0.250%	Weekly	MS	01/12/29	630	21,918	21,281	1,009
Helix Energy Solutions Group, Inc.	USFF +0.250%	Weekly	MS	07/11/28	2,971	31,038	35,474	6,564
Helmerich & Payne, Inc.	USFF +0.250%	Weekly	MS	07/11/28	1,505	51,856	54,391	6,634
Hess Corp.	USFF +0.250%	Weekly	MS	01/12/29	238	36,840	35,110	712
HF Sinclair Corp.	USFF +0.250%	Weekly	MS	01/12/29	1,509	82,633	80,490	3,721
Kinder Morgan, Inc.	USFF +0.250%	Weekly	MS	01/12/29	1,648	30,635	32,746	2,302
Marathon Oil Corp.	USFF +0.250%	Weekly	MS	03/12/29	217	5,942	6,221	759
Murphy Oil Corp.	USFF +0.250%	Weekly	MS	01/10/28	1,169	45,686	48,210	5,848
Nabors Industries Ltd. (Bermuda)	USFF +0.250%	Weekly	MS	07/11/28	140	11,201	9,962	(492)
Noble Corp. PLC (United Kingdom)	USFF +0.250%	Weekly	MS	01/12/29	452	19,948	20,182	1,694
Pembina Pipeline Corp. (Canada)	USFF +0.250%	Weekly	MS	07/11/28	1,129	40,689	41,863	4,532
Phillips 66	USFF +0.250%	Weekly	MS	01/12/29	139	19,708	19,623	1,290
Range Resources Corp.	USFF +0.250%	Weekly	MS	03/12/29	442	14,920	14,820	914
REX American Resources Corp.	USFF +0.250%	Weekly	MS	01/12/29	197	10,228	8,981	(557)
Suncor Energy, Inc. (Canada)	USFF +0.250%	Weekly	MS	01/12/29	518	20,575	19,736	707
TechnipFMC PLC (United Kingdom)	USFF +0.250%	Weekly	MS	07/08/27	4,427	102,309	115,766	20,832
US Silica Holdings, Inc.	USFF +0.250%	Weekly	MS	01/07/27	356	3,914	5,500	1,843
Valero Energy Corp.	USFF +0.250%	Weekly	MS	01/12/29	185	28,905	29,001	2,236
Vermilion Energy, Inc. (Canada)	USFF +0.250%	Weekly	MS	03/12/29	79	881	870	35
Weatherford International PLC (Ireland)	USFF +0.250%	Weekly	MS	01/12/29	214	24,409	26,204	3,492
					37,691	1,262,390	1,321,827	156,767

GOTHAM NEUTRAL FUND
Portfolio of Investments (Continued)
June 30, 2024
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Financial Services
AvidXchange Holdings, Inc.	USFF +0.250%	Weekly	MS	07/11/28	1,602	$17,673	$19,320	$2,863
Berkshire Hathaway, Inc., Class B	USFF +0.250%	Weekly	MS	08/29/25	181	51,335	73,631	25,829
BlackRock, Inc.	USFF +0.250%	Weekly	MS	01/10/28	33	23,433	25,982	5,145
Cboe Global Markets, Inc.	USFF +0.250%	Weekly	MS	07/08/27	280	44,549	47,617	6,695
CME Group, Inc.	USFF +0.250%	Weekly	MS	07/08/27	510	101,338	100,266	6,844
Coinbase Global, Inc., Class A	USFF +0.250%	Weekly	MS	03/12/29	95	20,975	21,112	1,570
Corpay, Inc.	USFF +0.250%	Weekly	MS	01/12/29	95	27,795	25,309	(581)
Donnelley Financial Solutions, Inc.	USFF +0.250%	Weekly	MS	01/12/29	55	3,320	3,279	170
Euronet Worldwide, Inc.	USFF +0.250%	Weekly	MS	01/12/29	120	12,467	12,420	797
FactSet Research Systems, Inc.	USFF +0.250%	Weekly	MS	01/12/29	56	23,456	22,863	1,031
Fidelity National Information Services, Inc.	USFF +0.250%	Weekly	MS	01/12/29	1,655	123,790	124,721	10,034
Fiserv, Inc.	USFF +0.250%	Weekly	MS	07/11/28	533	65,861	79,438	18,112
Franklin Resources, Inc.	USFF +0.250%	Weekly	MS	01/07/27	1,041	23,141	23,266	4,056
Global Payments, Inc.	USFF +0.250%	Weekly	MS	01/12/29	50	4,801	4,835	357
Intercontinental Exchange, Inc.	USFF +0.250%	Weekly	MS	03/12/29	19	2,608	2,601	155
International Money Express, Inc.	USFF +0.250%	Weekly	MS	01/12/29	20	411	417	16
Mastercard, Inc., Class A	USFF +0.250%	Weekly	MS	07/11/28	77	32,072	33,969	4,153
Morningstar, Inc.	USFF +0.250%	Weekly	MS	07/11/28	77	21,229	22,780	3,039
NCR Atleos Corp.	USFF +0.250%	Weekly	MS	07/08/27	229	4,276	6,188	2,222
Open Lending Corp.	USFF +0.250%	Weekly	MS	03/12/29	12	66	67	(13)
Payoneer Global, Inc.	USFF +0.250%	Weekly	MS	07/11/28	2,961	14,728	16,404	2,677
PayPal Holdings, Inc.	USFF +0.250%	Weekly	MS	07/11/28	3,449	201,076	200,145	12,963
Shift4 Payments, Inc., Class A	USFF +0.250%	Weekly	MS	07/11/28	213	12,395	15,624	4,586
T Rowe Price Group, Inc.	USFF +0.250%	Weekly	MS	07/08/27	239	23,992	27,559	7,611
Visa, Inc., Class A	USFF +0.250%	Weekly	MS	07/11/28	215	54,231	56,431	6,096
					13,817	911,018	966,244	126,427
Food, Beverage & Tobacco
Altria Group, Inc.	USFF +0.250%	Weekly	MS	01/05/26	1,297	53,361	59,078	12,044
Archer-Daniels-Midland Co.	USFF +0.250%	Weekly	MS	01/12/29	188	11,357	11,365	792
B&G Foods, Inc.	USFF +0.250%	Weekly	MS	07/11/28	2,059	20,031	16,637	(1,037)
Brown-Forman Corp., Class B	USFF +0.250%	Weekly	MS	01/12/29	712	31,382	30,751	1,522
Celsius Holdings, Inc.	USFF +0.250%	Weekly	MS	01/12/29	1,029	71,679	58,746	(7,992)

GOTHAM NEUTRAL FUND
Portfolio of Investments (Continued)
June 30, 2024
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Food, Beverage & Tobacco — (continued)
Coca-Cola Co. (The)	USFF +0.250%	Weekly	MS	08/29/25	1,157	$67,340	$73,643	$13,534
Conagra Brands, Inc.	USFF +0.250%	Weekly	MS	07/11/28	2,226	64,421	63,263	4,280
General Mills, Inc.	USFF +0.250%	Weekly	MS	01/05/26	545	34,631	34,477	2,421
Hain Celestial Group, Inc. (The)	USFF +0.250%	Weekly	MS	01/12/29	529	3,766	3,655	131
Hormel Foods Corp.	USFF +0.250%	Weekly	MS	07/11/28	824	25,565	25,124	1,563
Ingredion, Inc.	USFF +0.250%	Weekly	MS	01/10/28	573	62,840	65,723	7,789
Kellanova	USFF +0.250%	Weekly	MS	07/11/28	2,027	112,880	116,917	12,974
Keurig Dr Pepper, Inc.	USFF +0.250%	Weekly	MS	01/12/29	1,015	34,601	33,901	1,894
Kraft Heinz Co. (The)	USFF +0.250%	Weekly	MS	01/12/29	2,125	71,978	68,468	1,777
Lancaster Colony Corp.	USFF +0.250%	Weekly	MS	01/10/28	240	45,304	45,353	3,603
McCormick & Co., Inc.	USFF +0.250%	Weekly	MS	07/11/28	1,827	124,800	129,607	13,329
Mission Produce, Inc.	USFF +0.250%	Weekly	MS	01/12/29	29	290	287	(2)
Molson Coors Beverage Co., Class B	USFF +0.250%	Weekly	MS	08/29/25	340	19,058	17,282	136
Mondelez International, Inc., Class A	USFF +0.250%	Weekly	MS	01/12/29	234	16,007	15,313	495
Monster Beverage Corp.	USFF +0.250%	Weekly	MS	01/12/29	111	5,390	5,544	544
Philip Morris International, Inc.	USFF +0.250%	Weekly	MS	07/11/28	232	21,147	23,509	4,448
Primo Water Corp. (Canada)	USFF +0.250%	Weekly	MS	07/11/28	1,218	20,728	26,625	7,445
Simply Good Foods Co. (The)	USFF +0.250%	Weekly	MS	01/12/29	618	20,669	22,328	3,071
SunOpta, Inc. (Canada)	USFF +0.250%	Weekly	MS	01/12/29	789	4,771	4,261	(199)
Turning Point Brands, Inc.	USFF +0.250%	Weekly	MS	03/12/29	6	193	193	(6)
Tyson Foods, Inc., Class A	USFF +0.250%	Weekly	MS	01/12/29	555	31,973	31,713	2,055
Utz Brands, Inc.	USFF +0.250%	Weekly	MS	01/12/29	624	11,352	10,383	(162)
Vita Coco Co., Inc. (The)	USFF +0.250%	Weekly	MS	07/11/28	1,042	25,527	29,020	5,241
Vital Farms, Inc.	USFF +0.250%	Weekly	MS	01/12/29	255	9,711	11,926	2,894
WK Kellogg Co.	USFF +0.250%	Weekly	MS	03/12/29	39	662	642	7
					24,465	1,023,414	1,035,734	94,591
Health Care Equipment & Services
Addus HomeCare Corp.	USFF +0.250%	Weekly	MS	01/10/28	60	5,329	6,967	1,988
Align Technology, Inc.	USFF +0.250%	Weekly	MS	01/12/29	343	89,827	82,810	(820)
AMN Healthcare Services, Inc.	USFF +0.250%	Weekly	MS	03/12/29	15	761	768	41
Astrana Health, Inc.	USFF +0.250%	Weekly	MS	01/12/29	88	3,498	3,569	292

GOTHAM NEUTRAL FUND
Portfolio of Investments (Continued)
June 30, 2024
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Health Care Equipment & Services — (continued)
Atrion Corp.	USFF +0.250%	Weekly	MS	01/12/29	26	$11,970	$11,763	$650
Avanos Medical, Inc.	USFF +0.250%	Weekly	MS	07/11/28	404	8,025	8,048	560
Baxter International, Inc.	USFF +0.250%	Weekly	MS	07/11/28	959	31,575	32,079	3,186
Becton Dickinson & Co.	USFF +0.250%	Weekly	MS	07/11/28	74	16,979	17,295	1,583
Cencora, Inc.	USFF +0.250%	Weekly	MS	01/10/28	149	31,090	33,570	4,763
Centene Corp.	USFF +0.250%	Weekly	MS	01/10/28	1,305	90,104	86,522	2,633
Cigna Group (The)	USFF +0.250%	Weekly	MS	07/11/28	147	48,559	48,594	3,579
Clover Health Investments Corp.	USFF +0.250%	Weekly	MS	03/12/29	9	11	11	(18)
CONMED Corp.	USFF +0.250%	Weekly	MS	07/11/28	429	33,707	29,738	(1,630)
Cross Country Healthcare, Inc.	USFF +0.250%	Weekly	MS	07/08/27	597	14,524	8,262	(5,339)
CVS Health Corp.	USFF +0.250%	Weekly	MS	01/12/29	919	57,362	54,276	1,012
Doximity, Inc., Class A	USFF +0.250%	Weekly	MS	01/12/29	1,172	31,942	32,781	3,030
Elevance Health, Inc.	USFF +0.250%	Weekly	MS	01/12/29	53	28,148	28,719	2,596
Envista Holdings Corp.	USFF +0.250%	Weekly	MS	01/12/29	3,952	72,866	65,722	(2,121)
Evolent Health, Inc., Class A	USFF +0.250%	Weekly	MS	01/12/29	1,069	33,494	20,439	(10,927)
GE HealthCare Technologies, Inc.	USFF +0.250%	Weekly	MS	01/07/27	666	45,724	51,895	9,398
GeneDx Holdings Corp.	USFF +0.250%	Weekly	MS	01/12/29	81	2,181	2,117	69
Guardant Health, Inc.	USFF +0.250%	Weekly	MS	01/12/29	1,486	44,670	42,916	1,318
HCA Healthcare, Inc.	USFF +0.250%	Weekly	MS	07/11/28	95	26,036	30,522	6,486
Hologic, Inc.	USFF +0.250%	Weekly	MS	01/12/29	1,850	136,834	137,363	9,899
ICU Medical, Inc.	USFF +0.250%	Weekly	MS	01/12/29	44	4,191	5,225	1,444
McKesson Corp.	USFF +0.250%	Weekly	MS	01/12/29	27	16,025	15,769	835
Medtronic PLC (Ireland)	USFF +0.250%	Weekly	MS	01/12/29	1,254	102,031	98,702	4,652
Molina Healthcare, Inc.	USFF +0.250%	Weekly	MS	01/10/28	162	55,527	48,163	(3,735)
National HealthCare Corp.	USFF +0.250%	Weekly	MS	01/12/29	44	4,053	4,770	1,018
Omnicell, Inc.	USFF +0.250%	Weekly	MS	01/12/29	485	14,573	13,129	(454)
Owens & Minor, Inc.	USFF +0.250%	Weekly	MS	07/11/28	997	19,800	13,460	(4,989)
Penumbra, Inc.	USFF +0.250%	Weekly	MS	01/12/29	457	90,588	82,246	(2,093)
Phreesia, Inc.	USFF +0.250%	Weekly	MS	07/11/28	451	10,264	9,561	(36)
Privia Health Group, Inc.	USFF +0.250%	Weekly	MS	07/11/28	523	10,861	9,090	(1,148)
PROCEPT BioRobotics Corp.	USFF +0.250%	Weekly	MS	01/12/29	153	10,330	9,347	(302)
Quest Diagnostics, Inc.	USFF +0.250%	Weekly	MS	01/12/29	127	15,879	17,384	2,681
ResMed, Inc.	USFF +0.250%	Weekly	MS	01/12/29	445	83,493	85,182	7,599

GOTHAM NEUTRAL FUND
Portfolio of Investments (Continued)
June 30, 2024
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Health Care Equipment & Services — (continued)
Solventum Corp.	USFF +0.250%	Weekly	MS	01/12/29	1,325	$76,726	$70,066	$(1,370)
STERIS PLC (Ireland)	USFF +0.250%	Weekly	MS	01/12/29	324	70,898	71,131	5,136
Surmodics, Inc.	USFF +0.250%	Weekly	MS	03/12/29	2	84	84	(12)
Tandem Diabetes Care, Inc.	USFF +0.250%	Weekly	MS	01/12/29	235	11,864	9,468	(1,670)
Tenet Healthcare Corp.	USFF +0.250%	Weekly	MS	01/12/29	1,252	148,009	166,554	28,752
UnitedHealth Group, Inc.	USFF +0.250%	Weekly	MS	01/12/29	86	41,986	43,796	4,655
Universal Health Services, Inc., Class B	USFF +0.250%	Weekly	MS	01/12/29	210	35,130	38,835	6,056
Veeva Systems, Inc., Class A	USFF +0.250%	Weekly	MS	01/12/29	180	32,397	32,942	2,765
Zimmer Biomet Holdings, Inc.	USFF +0.250%	Weekly	MS	07/11/28	717	81,397	77,816	1,977
					25,448	1,801,322	1,759,466	83,989
Household & Personal Products
BellRing Brands, Inc.	USFF +0.250%	Weekly	MS	07/11/28	1,334	72,441	76,225	8,791
Central Garden & Pet Co., Class A	USFF +0.250%	Weekly	MS	01/12/29	70	2,391	2,312	68
Clorox Co. (The)	USFF +0.250%	Weekly	MS	01/12/29	138	20,215	18,833	46
Colgate-Palmolive Co.	USFF +0.250%	Weekly	MS	07/11/28	396	31,151	38,428	9,775
Coty, Inc., Class A	USFF +0.250%	Weekly	MS	01/12/29	906	10,418	9,078	(679)
Edgewell Personal Care Co.	USFF +0.250%	Weekly	MS	01/12/29	449	17,217	18,045	2,073
Energizer Holdings, Inc.	USFF +0.250%	Weekly	MS	07/11/28	125	3,869	3,693	150
Estee Lauder Cos., Inc. (The), Class A	USFF -0.250%	Weekly	MS	01/10/28	1,254	153,663	133,426	(9,225)
Kenvue, Inc.	USFF +0.250%	Weekly	MS	07/11/28	2,006	37,656	36,469	1,916
Kimberly-Clark Corp.	USFF +0.250%	Weekly	MS	07/08/27	490	61,135	67,718	12,920
Oddity Tech Ltd., Class A (Israel)	USFF +0.250%	Weekly	MS	01/12/29	600	20,651	23,556	4,334
Olaplex Holdings, Inc.	USFF +0.250%	Weekly	MS	03/12/29	95	154	146	(15)
Procter & Gamble Co. (The)	USFF +0.250%	Weekly	MS	07/08/27	244	36,019	40,240	7,858
Reynolds Consumer Products, Inc.	USFF +0.250%	Weekly	MS	01/12/29	555	15,910	15,529	814
Spectrum Brands Holdings, Inc.	USFF +0.250%	Weekly	MS	01/10/28	53	4,199	4,554	628
WD-40 Co.	USFF +0.250%	Weekly	MS	01/12/29	120	29,565	26,357	(1,153)
					8,835	516,654	514,609	38,301

GOTHAM NEUTRAL FUND
Portfolio of Investments (Continued)
June 30, 2024
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Materials
Agnico Eagle Mines Ltd. (Canada)	USFF +0.250%	Weekly	MS	01/12/29	1,592	$104,046	$104,117	$7,716
Alcoa Corp.	USFF +0.250%	Weekly	MS	01/12/29	536	20,528	21,322	2,196
Alpha Metallurgical Resources, Inc.	USFF +0.250%	Weekly	MS	01/12/29	41	11,821	11,502	480
AptarGroup, Inc.	USFF +0.250%	Weekly	MS	01/12/29	118	16,421	16,616	1,361
Arch Resources, Inc.	USFF +0.250%	Weekly	MS	03/12/29	43	6,487	6,546	489
ATI, Inc.	USFF +0.250%	Weekly	MS	01/12/29	1,722	101,397	95,485	1,019
Avery Dennison Corp.	USFF +0.250%	Weekly	MS	01/12/29	186	40,654	40,669	2,959
Axalta Coating Systems Ltd. (Bermuda)	USFF +0.250%	Weekly	MS	07/11/28	1,857	64,415	63,454	3,477
Balchem Corp.	USFF +0.250%	Weekly	MS	01/12/29	60	8,791	9,237	1,035
Ball Corp.	USFF +0.250%	Weekly	MS	07/08/27	2,533	163,645	152,031	306
Cabot Corp.	USFF +0.250%	Weekly	MS	01/12/29	420	41,930	38,594	(345)
Carpenter Technology Corp.	USFF +0.250%	Weekly	MS	07/11/28	353	25,858	38,682	14,735
Celanese Corp.	USFF +0.250%	Weekly	MS	01/12/29	652	97,558	87,948	(4,051)
Clearwater Paper Corp.	USFF +0.250%	Weekly	MS	01/12/29	20	1,006	969	14
Cleveland-Cliffs, Inc.	USFF +0.250%	Weekly	MS	07/11/28	4,512	73,078	69,440	823
Commercial Metals Co.	USFF +0.250%	Weekly	MS	01/12/29	161	8,144	8,853	1,323
Corteva, Inc.	USFF +0.250%	Weekly	MS	01/12/29	2,529	137,306	136,414	8,763
Crown Holdings, Inc.	USFF +0.250%	Weekly	MS	01/12/29	791	64,725	58,842	(1,288)
Dow, Inc.	USFF +0.250%	Weekly	MS	01/12/29	230	12,690	12,202	425
DuPont de Nemours, Inc.	USFF +0.250%	Weekly	MS	01/12/29	409	32,213	32,920	3,221
Ecolab, Inc.	USFF +0.250%	Weekly	MS	07/11/28	202	44,436	48,076	6,855
Fortuna Mining Corp. (Canada)	USFF +0.250%	Weekly	MS	07/11/28	8,583	33,237	41,971	11,015
Freeport-McMoRan, Inc.	USFF +0.250%	Weekly	MS	01/12/29	485	24,816	23,571	426
HB Fuller Co.	USFF +0.250%	Weekly	MS	01/10/28	269	18,868	20,702	3,254
Hudbay Minerals, Inc. (Canada)	USFF +0.250%	Weekly	MS	01/12/29	3,076	28,655	27,838	1,147
Innospec, Inc.	USFF +0.250%	Weekly	MS	01/12/29	46	5,792	5,685	282
International Flavors & Fragrances, Inc.	USFF +0.250%	Weekly	MS	01/12/29	102	7,639	9,711	2,664
International Paper Co.	USFF +0.250%	Weekly	MS	07/11/28	727	24,623	31,370	8,993
Kaiser Aluminum Corp.	USFF +0.250%	Weekly	MS	01/12/29	168	15,902	14,767	(53)
Kinross Gold Corp. (Canada)	USFF +0.250%	Weekly	MS	01/12/29	6,671	50,555	55,503	8,508
Knife River Corp.	USFF +0.250%	Weekly	MS	07/11/28	426	28,266	29,880	3,509
Kronos Worldwide, Inc.	USFF +0.250%	Weekly	MS	01/12/29	64	854	803	(3)
Linde PLC (Ireland)	USFF +0.250%	Weekly	MS	01/05/26	126	50,112	55,290	9,418

GOTHAM NEUTRAL FUND
Portfolio of Investments (Continued)
June 30, 2024
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Materials — (continued)
Louisiana-Pacific Corp.	USFF +0.250%	Weekly	MS	01/12/29	215	$19,266	$17,701	$(234)
LyondellBasell Industries NV, Class A (Netherlands)	USFF +0.250%	Weekly	MS	01/12/29	103	9,814	9,853	2,067
Martin Marietta Materials, Inc.	USFF +0.250%	Weekly	MS	01/07/27	177	102,039	95,899	1,032
Mativ Holdings, Inc.	USFF +0.250%	Weekly	MS	01/12/29	520	9,087	8,819	399
Minerals Technologies, Inc.	USFF +0.250%	Weekly	MS	01/10/28	215	13,571	17,879	5,265
NewMarket Corp.	USFF +0.250%	Weekly	MS	08/29/25	54	21,315	27,841	8,658
Newmont Corp.	USFF +0.250%	Weekly	MS	01/12/29	438	18,235	18,339	1,416
Nutrien Ltd. (Canada)	USFF +0.250%	Weekly	MS	01/12/29	752	38,906	38,284	2,345
Olin Corp.	USFF +0.250%	Weekly	MS	01/12/29	199	9,980	9,383	75
Orla Mining Ltd. (Canada)	USFF +0.250%	Weekly	MS	01/12/29	67	276	257	(18)
Pan American Silver Corp. (Canada)	USFF +0.250%	Weekly	MS	01/12/29	2,777	57,304	55,207	1,857
PPG Industries, Inc.	USFF +0.250%	Weekly	MS	01/12/29	72	9,239	9,064	473
Quaker Chemical Corp.	USFF +0.250%	Weekly	MS	01/10/28	194	35,850	32,922	(329)
Royal Gold, Inc.	USFF +0.250%	Weekly	MS	01/12/29	159	16,574	19,900	4,609
RPM International, Inc.	USFF +0.250%	Weekly	MS	07/11/28	252	24,129	27,135	4,753
Sandstorm Gold Ltd. (Canada)	USFF +0.250%	Weekly	MS	03/12/29	116	629	631	27
Scotts Miracle-Gro Co. (The)	USFF +0.250%	Weekly	MS	07/11/28	1,584	94,233	103,055	17,300
Sealed Air Corp.	USFF -0.250%	Weekly	MS	01/10/28	1,041	38,058	36,216	938
Sonoco Products Co.	USFF +0.250%	Weekly	MS	01/12/29	285	15,853	14,455	(285)
Southern Copper Corp.	USFF +0.250%	Weekly	MS	01/12/29	100	10,691	10,774	789
Steel Dynamics, Inc.	USFF +0.250%	Weekly	MS	01/12/29	85	10,611	11,008	1,068
TimkenSteel Corp.	USFF +0.250%	Weekly	MS	01/12/29	160	3,522	3,243	(54)
					49,275	1,925,650	1,938,875	152,824
Media & Entertainment
Alphabet, Inc., Class A	USFF +0.250%	Weekly	MS	07/08/27	862	107,592	157,013	59,797
Angi, Inc.	USFF +0.250%	Weekly	MS	01/12/29	87	164	167	(4)
Bumble, Inc., Class A	USFF +0.250%	Weekly	MS	01/12/29	4,759	53,921	50,017	(191)
Charter Communications, Inc., Class A	USFF +0.250%	Weekly	MS	01/12/29	130	34,250	38,865	6,985
Comcast Corp., Class A	USFF +0.250%	Weekly	MS	07/08/27	124	4,678	4,856	684
EverQuote, Inc., Class A	USFF +0.250%	Weekly	MS	01/12/29	189	4,444	3,943	(212)
Fox Corp., Class A	USFF +0.250%	Weekly	MS	03/12/29	7	241	241	(2)

GOTHAM NEUTRAL FUND
Portfolio of Investments (Continued)
June 30, 2024
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Media & Entertainment — (continued)
Interpublic Group of Cos., Inc. (The)	USFF +0.250%	Weekly	MS	07/11/28	1,313	$37,329	$38,195	$4,361
John Wiley & Sons, Inc., Class A	USFF +0.250%	Weekly	MS	03/12/29	4	162	163	(7)
Live Nation Entertainment, Inc.	USFF +0.250%	Weekly	MS	01/12/29	187	17,709	17,529	945
Match Group, Inc.	USFF +0.250%	Weekly	MS	01/12/29	799	26,748	24,274	(660)
Meta Platforms, Inc., Class A	USFF +0.250%	Weekly	MS	07/08/27	307	99,716	154,796	65,114
Netflix, Inc.	USFF +0.250%	Weekly	MS	01/07/27	92	50,528	62,089	15,223
News Corp., Class A	USFF +0.250%	Weekly	MS	07/08/27	611	15,484	16,845	2,474
Omnicom Group, Inc.	USFF +0.250%	Weekly	MS	01/10/28	183	15,965	16,415	1,915
Paramount Global, Class B	USFF +0.250%	Weekly	MS	01/12/29	3,085	33,254	32,053	1,271
Pinterest, Inc., Class A	USFF +0.250%	Weekly	MS	01/12/29	149	5,956	6,566	1,156
PubMatic, Inc., Class A	USFF +0.250%	Weekly	MS	01/12/29	195	4,249	3,960	(13)
Scholastic Corp.	USFF +0.250%	Weekly	MS	01/12/29	121	4,315	4,292	268
Sirius XM Holdings, Inc.	USFF +0.250%	Weekly	MS	01/12/29	24,607	75,952	69,638	(1,577)
Sphere Entertainment Co.	USFF +0.250%	Weekly	MS	01/12/29	1,081	39,254	37,900	1,344
Spotify Technology SA (Luxembourg)	USFF +0.250%	Weekly	MS	01/12/29	91	21,978	28,555	8,279
Thryv Holdings, Inc.	USFF +0.250%	Weekly	MS	01/12/29	21	401	374	(17)
TripAdvisor, Inc.	USFF +0.250%	Weekly	MS	01/12/29	1,990	52,757	35,442	(13,963)
Vimeo, Inc.	USFF +0.250%	Weekly	MS	01/10/28	3,907	15,155	14,573	448
Walt Disney Co. (The)	USFF +0.250%	Weekly	MS	07/11/28	1,044	102,028	103,659	8,717
Yelp, Inc.	USFF +0.250%	Weekly	MS	07/11/28	402	15,667	14,854	160
ZipRecruiter, Inc., Class A	USFF +0.250%	Weekly	MS	07/11/28	400	4,790	3,636	(853)
					46,747	844,687	940,910	161,642
Pharmaceuticals, Biotechnology & Life Sciences
Agilent Technologies, Inc.	USFF +0.250%	Weekly	MS	01/12/29	32	4,224	4,148	198
Alnylam Pharmaceuticals, Inc.	USFF +0.250%	Weekly	MS	03/12/29	76	17,642	18,468	2,029
Amphastar Pharmaceuticals, Inc.	USFF +0.250%	Weekly	MS	07/08/27	383	19,150	15,320	(2,554)
ANI Pharmaceuticals, Inc.	USFF +0.250%	Weekly	MS	07/11/28	100	5,577	6,368	1,157
Arcutis Biotherapeutics, Inc.	USFF +0.250%	Weekly	MS	03/12/29	5	46	47	(15)

GOTHAM NEUTRAL FUND
Portfolio of Investments (Continued)
June 30, 2024
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Pharmaceuticals, Biotechnology & Life Sciences — (continued)
Ardelyx, Inc.	USFF +0.250%	Weekly	MS	01/12/29	3,972	$28,288	$29,433	$3,083
Biogen, Inc.	USFF +0.250%	Weekly	MS	01/12/29	49	10,127	11,359	1,958
Bio-Rad Laboratories, Inc., Class A	USFF +0.250%	Weekly	MS	07/11/28	199	55,650	54,349	2,493
Bristol-Myers Squibb Co.	USFF +0.250%	Weekly	MS	01/12/29	1,119	45,893	46,472	3,736
Collegium Pharmaceutical, Inc.	USFF +0.250%	Weekly	MS	01/10/28	1,046	29,154	33,681	6,495
Corcept Therapeutics, Inc.	USFF +0.250%	Weekly	MS	01/12/29	484	11,250	15,725	5,292
Danaher Corp.	USFF +0.250%	Weekly	MS	01/12/29	83	21,750	20,738	502
Elanco Animal Health, Inc.	USFF +0.250%	Weekly	MS	01/12/29	3,273	54,462	47,229	(3,483)
Eli Lilly & Co.	USFF +0.250%	Weekly	MS	01/12/29	89	68,576	80,579	16,919
Gilead Sciences, Inc.	USFF +0.250%	Weekly	MS	01/12/29	413	26,771	28,336	3,605
Harmony Biosciences Holdings, Inc.	USFF +0.250%	Weekly	MS	01/10/28	1,502	49,129	45,315	(473)
Illumina, Inc.	USFF +0.250%	Weekly	MS	01/12/29	136	14,081	14,196	1,069
Incyte Corp.	USFF +0.250%	Weekly	MS	07/11/28	408	21,218	24,733	5,215
Innoviva, Inc.	USFF +0.250%	Weekly	MS	07/11/28	388	5,652	6,363	1,088
IQVIA Holdings, Inc.	USFF +0.250%	Weekly	MS	07/11/28	196	41,568	41,442	2,732
Johnson & Johnson	USFF +0.250%	Weekly	MS	01/12/29	870	126,767	127,159	9,422
Medpace Holdings, Inc.	USFF +0.250%	Weekly	MS	01/12/29	18	7,022	7,413	1,018
Merck & Co., Inc.	USFF +0.250%	Weekly	MS	07/11/28	711	80,238	88,022	14,437
Mettler-Toledo International, Inc.	USFF +0.250%	Weekly	MS	07/11/28	9	8,936	12,578	4,243
Myriad Genetics, Inc.	USFF +0.250%	Weekly	MS	03/12/29	63	1,523	1,541	105
Natera, Inc.	USFF +0.250%	Weekly	MS	01/12/29	228	25,160	24,690	1,195
Neurocrine Biosciences, Inc.	USFF +0.250%	Weekly	MS	01/12/29	902	124,472	124,178	8,230
Nurix Therapeutics, Inc.	USFF +0.250%	Weekly	MS	03/12/29	176	3,659	3,673	249
Pacira BioSciences, Inc.	USFF +0.250%	Weekly	MS	03/12/29	138	3,909	3,948	291
Perrigo Co. PLC (Ireland)	USFF +0.250%	Weekly	MS	03/12/29	14	361	360	5
QIAGEN NV (Netherlands)	USFF +0.250%	Weekly	MS	01/12/29	282	11,833	11,587	555
Regeneron Pharmaceuticals, Inc.	USFF +0.250%	Weekly	MS	03/12/29	4	4,249	4,204	199
Repligen Corp.	USFF +0.250%	Weekly	MS	01/12/29	235	29,591	29,624	2,062
Thermo Fisher Scientific, Inc.	USFF +0.250%	Weekly	MS	01/12/29	133	73,860	73,549	4,846

GOTHAM NEUTRAL FUND
Portfolio of Investments (Continued)
June 30, 2024
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Pharmaceuticals, Biotechnology & Life Sciences — (continued)
Travere Therapeutics, Inc.	USFF +0.250%	Weekly	MS	03/12/29	67	$543	$551	$27
Twist Bioscience Corp.	USFF +0.250%	Weekly	MS	07/11/28	1,651	72,718	81,361	13,656
Vir Biotechnology, Inc.	USFF +0.250%	Weekly	MS	01/12/29	186	1,837	1,655	(73)
Waters Corp.	USFF +0.250%	Weekly	MS	01/12/29	241	73,494	69,919	1,492
					19,881	1,180,380	1,210,313	113,005
Semiconductors & Semiconductor Equipment
Amkor Technology, Inc.	USFF +0.250%	Weekly	MS	01/12/29	33	972	1,321	679
Analog Devices, Inc.	USFF +0.250%	Weekly	MS	03/12/29	14	3,207	3,196	192
Broadcom, Inc.	USFF +0.250%	Weekly	MS	03/12/29	58	98,891	93,121	1,461
Cirrus Logic, Inc.	USFF +0.250%	Weekly	MS	01/12/29	477	48,340	60,894	16,018
Credo Technology Group Holding Ltd. (Cayman Islands)	USFF +0.250%	Weekly	MS	01/12/29	2,327	65,107	74,324	13,704
Entegris, Inc.	USFF +0.250%	Weekly	MS	01/12/29	122	15,294	16,519	2,442
GLOBALFOUNDRIES, Inc. (Cayman Islands)	USFF +0.250%	Weekly	MS	01/12/29	555	26,984	28,061	2,879
KLA Corp.	USFF +0.250%	Weekly	MS	07/11/28	49	29,226	40,401	13,500
Lam Research Corp.	USFF +0.250%	Weekly	MS	07/08/27	41	31,621	43,659	15,228
Microchip Technology, Inc.	USFF +0.250%	Weekly	MS	01/12/29	419	38,521	38,339	2,464
Micron Technology, Inc.	USFF +0.250%	Weekly	MS	01/12/29	886	114,475	116,536	9,635
MKS Instruments, Inc.	USFF +0.250%	Weekly	MS	01/12/29	375	47,249	48,968	5,025
Monolithic Power Systems, Inc.	USFF +0.250%	Weekly	MS	07/11/28	71	41,222	58,339	20,459
NVIDIA Corp.	USFF +0.250%	Weekly	MS	01/10/28	3,257	263,369	402,370	158,797
NXP Semiconductors NV (Netherlands)	USFF +0.250%	Weekly	MS	07/08/27	272	50,006	73,192	27,691
ON Semiconductor Corp.	USFF +0.250%	Weekly	MS	01/12/29	889	61,843	60,941	3,358
Photronics, Inc.	USFF +0.250%	Weekly	MS	01/07/27	1,037	19,986	25,583	6,961
Qorvo, Inc.	USFF +0.250%	Weekly	MS	01/12/29	950	98,212	110,238	18,908
QUALCOMM, Inc.	USFF +0.250%	Weekly	MS	07/11/28	1,579	262,945	314,505	71,456
Rambus, Inc.	USFF +0.250%	Weekly	MS	01/12/29	571	31,331	33,552	4,420
Semtech Corp.	USFF +0.250%	Weekly	MS	01/12/29	1,724	53,492	51,513	1,704
Texas Instruments, Inc.	USFF +0.250%	Weekly	MS	01/12/29	198	38,867	38,517	(2,440)
					15,904	1,441,160	1,734,089	394,541
Software & Services
A10 Networks, Inc.	USFF +0.250%	Weekly	MS	03/12/29	98	1,326	1,357	105

GOTHAM NEUTRAL FUND
Portfolio of Investments (Continued)
June 30, 2024
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Software & Services — (continued)
Accenture PLC, Class A (Ireland)	USFF +0.250%	Weekly	MS	01/12/29	20	$5,711	$6,068	$1,050
Alarm.com Holdings, Inc.	USFF +0.250%	Weekly	MS	01/12/29	362	23,677	23,001	944
Alkami Technology, Inc.	USFF +0.250%	Weekly	MS	03/12/29	3	85	85	(12)
Amdocs Ltd. (Guernsey)	USFF +0.250%	Weekly	MS	07/11/28	209	17,457	16,494	378
Appfolio, Inc., Class A	USFF +0.250%	Weekly	MS	01/12/29	161	35,626	39,376	6,312
AppLovin Corp., Class A	USFF +0.250%	Weekly	MS	01/12/29	218	16,442	18,142	3,268
ASGN, Inc.	USFF +0.250%	Weekly	MS	01/12/29	251	23,604	22,131	141
Bitfarms Ltd. (Canada)	USFF +0.250%	Weekly	MS	01/12/29	19,416	41,671	49,899	11,234
Blackbaud, Inc.	USFF +0.250%	Weekly	MS	07/11/28	99	7,017	7,541	992
BlackLine, Inc.	USFF +0.250%	Weekly	MS	01/12/29	362	16,751	17,539	1,928
Box, Inc., Class A	USFF +0.250%	Weekly	MS	01/12/29	1,769	47,956	46,772	2,059
Cadence Design Systems, Inc.	USFF +0.250%	Weekly	MS	01/12/29	44	13,331	13,541	1,114
CGI, Inc. (Canada)	USFF +0.250%	Weekly	MS	01/12/29	89	9,380	8,883	123
Clear Secure, Inc., Class A	USFF +0.250%	Weekly	MS	01/12/29	1,187	20,321	22,209	3,414
Crowdstrike Holdings, Inc., Class A	USFF +0.250%	Weekly	MS	03/12/29	149	57,123	57,095	3,906
Digimarc Corp.	USFF +0.250%	Weekly	MS	03/12/29	8	243	248	3
DocuSign, Inc.	USFF +0.250%	Weekly	MS	03/12/29	232	12,092	12,412	1,139
Dolby Laboratories, Inc., Class A	USFF +0.250%	Weekly	MS	03/12/29	101	8,010	8,002	528
Dropbox, Inc., Class A	USFF +0.250%	Weekly	MS	01/12/29	2,445	53,128	54,939	5,362
DXC Technology Co.	USFF +0.250%	Weekly	MS	01/12/29	634	13,089	12,103	(184)
Gen Digital, Inc.	USFF +0.250%	Weekly	MS	01/10/28	1,837	33,600	45,888	15,705
Globant S.A. (Luxembourg)	USFF +0.250%	Weekly	MS	01/12/29	100	17,655	17,826	1,054
Guidewire Software, Inc.	USFF +0.250%	Weekly	MS	07/11/28	701	86,948	96,661	15,710
Informatica, Inc., Class A	USFF +0.250%	Weekly	MS	01/12/29	956	29,881	29,521	1,650
InterDigital, Inc.	USFF +0.250%	Weekly	MS	07/08/27	139	13,274	16,202	4,160
International Business Machines Corp.	USFF +0.250%	Weekly	MS	03/12/29	27	4,663	4,670	311
Intuit, Inc.	USFF +0.250%	Weekly	MS	01/12/29	87	49,365	57,177	11,842
JFrog Ltd. (Israel)	USFF +0.250%	Weekly	MS	07/11/28	476	15,459	17,874	3,525
Kyndryl Holdings, Inc.	USFF +0.250%	Weekly	MS	01/12/29	1,332	35,331	35,045	2,140
LiveRamp Holdings, Inc.	USFF +0.250%	Weekly	MS	07/11/28	1,089	37,375	33,694	(1,114)
Microsoft Corp.	USFF +0.250%	Weekly	MS	08/29/25	310	114,137	138,555	37,716
NCR Corp.	USFF +0.250%	Weekly	MS	07/08/27	2,278	29,646	28,133	520

GOTHAM NEUTRAL FUND
Portfolio of Investments (Continued)
June 30, 2024
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Software & Services — (continued)
Okta, Inc.	USFF +0.250%	Weekly	MS	01/12/29	237	$24,490	$22,186	$(792)
Oracle Corp.	USFF +0.250%	Weekly	MS	03/12/29	179	25,301	25,275	1,706
Pegasystems, Inc.	USFF +0.250%	Weekly	MS	01/12/29	1,187	73,103	71,849	3,733
PTC, Inc.	USFF +0.250%	Weekly	MS	01/12/29	157	27,223	28,522	3,275
Q2 Holdings, Inc.	USFF +0.250%	Weekly	MS	01/10/28	685	30,081	41,326	13,308
Qualys, Inc.	USFF +0.250%	Weekly	MS	07/08/27	395	53,906	56,327	5,879
Salesforce, Inc.	USFF +0.250%	Weekly	MS	07/08/27	187	45,358	48,078	5,702
SEMrush Holdings, Inc., Class A	USFF +0.250%	Weekly	MS	01/12/29	274	4,077	3,669	(145)
ServiceNow, Inc.	USFF +0.250%	Weekly	MS	07/08/27	138	98,270	108,560	20,600
SPS Commerce, Inc.	USFF +0.250%	Weekly	MS	01/12/29	49	8,119	9,220	1,700
Synopsys, Inc.	USFF +0.250%	Weekly	MS	03/12/29	16	9,702	9,521	472
Verint Systems, Inc.	USFF +0.250%	Weekly	MS	01/12/29	455	13,806	14,651	1,783
VeriSign, Inc.	USFF +0.250%	Weekly	MS	01/07/27	274	48,445	48,717	3,555
Yext, Inc.	USFF +0.250%	Weekly	MS	07/08/27	1,706	12,588	9,127	(2,680)
Zoom Video Communications, Inc., Class A	USFF +0.250%	Weekly	MS	07/11/28	2,427	144,068	143,654	9,535
					45,555	1,509,911	1,599,765	204,654
Technology Hardware & Equipment
Amphenol Corp., Class A	USFF +0.250%	Weekly	MS	07/11/28	622	33,299	41,904	11,073
Apple, Inc.	USFF +0.250%	Weekly	MS	01/12/29	80	16,931	16,850	1,136
Arlo Technologies, Inc.	USFF +0.250%	Weekly	MS	01/12/29	584	6,748	7,615	1,317
Arrow Electronics, Inc.	USFF +0.250%	Weekly	MS	01/12/29	4	439	483	56
Bel Fuse, Inc., Class B	USFF +0.250%	Weekly	MS	07/11/28	143	6,967	9,329	2,868
Benchmark Electronics, Inc.	USFF +0.250%	Weekly	MS	01/12/29	207	8,533	8,168	240
CDW Corp.	USFF +0.250%	Weekly	MS	01/07/27	62	12,345	13,878	2,612
Ciena Corp.	USFF +0.250%	Weekly	MS	01/12/29	416	19,063	20,043	2,310
Cisco Systems, Inc.	USFF +0.250%	Weekly	MS	03/12/29	434	20,512	20,619	1,508
Corning, Inc.	USFF +0.250%	Weekly	MS	01/12/29	481	16,068	18,687	3,991
Diebold Nixdorf, Inc.	USFF +0.250%	Weekly	MS	01/12/29	33	1,280	1,270	60
ePlus, Inc.	USFF +0.250%	Weekly	MS	03/12/29	18	1,312	1,326	87
Extreme Networks, Inc.	USFF +0.250%	Weekly	MS	01/05/26	582	9,511	7,828	(1,202)
F5, Inc.	USFF +0.250%	Weekly	MS	07/08/27	320	50,716	55,114	7,828
Fabrinet (Cayman Islands)	USFF +0.250%	Weekly	MS	07/11/28	17	2,742	4,161	1,914
Hewlett Packard Enterprise Co.	USFF +0.250%	Weekly	MS	01/10/28	1,018	19,295	21,551	3,743
HP, Inc.	USFF +0.250%	Weekly	MS	08/29/25	1,361	36,028	47,662	16,121
Insight Enterprises, Inc.	USFF +0.250%	Weekly	MS	01/10/28	67	9,888	13,290	4,067
Itron, Inc.	USFF +0.250%	Weekly	MS	07/11/28	1,112	110,756	110,044	6,932
Jabil, Inc.	USFF +0.250%	Weekly	MS	01/10/28	308	34,908	33,507	999

GOTHAM NEUTRAL FUND
Portfolio of Investments (Continued)
June 30, 2024
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Technology Hardware & Equipment — (continued)
Juniper Networks, Inc.	USFF +0.250%	Weekly	MS	01/12/29	310	$10,887	$11,303	$632
Knowles Corp.	USFF +0.250%	Weekly	MS	03/12/29	11	188	190	(4)
Littelfuse, Inc.	USFF +0.250%	Weekly	MS	01/12/29	39	9,119	9,968	1,534
Mirion Technologies, Inc.	USFF +0.250%	Weekly	MS	01/12/29	488	5,097	5,241	476
Motorola Solutions, Inc.	USFF +0.250%	Weekly	MS	07/11/28	23	7,114	8,879	2,525
Napco Security Technologies, Inc.	USFF +0.250%	Weekly	MS	07/11/28	230	5,083	11,949	7,402
NetApp, Inc.	USFF +0.250%	Weekly	MS	01/07/27	361	29,185	46,497	20,400
NetScout Systems, Inc.	USFF +0.250%	Weekly	MS	01/07/27	865	21,951	15,821	(4,630)
PC Connection, Inc.	USFF +0.250%	Weekly	MS	03/12/29	3	193	193	(5)
Pure Storage, Inc., Class A	USFF +0.250%	Weekly	MS	01/12/29	1,706	107,841	109,542	8,769
Rogers Corp.	USFF +0.250%	Weekly	MS	01/12/29	200	23,288	24,122	2,427
ScanSource, Inc.	USFF +0.250%	Weekly	MS	01/12/29	142	6,642	6,292	92
Seagate Technology Holdings PLC (Ireland)	USFF +0.250%	Weekly	MS	01/10/28	354	21,833	36,558	17,557
TD SYNNEX Corp.	USFF +0.250%	Weekly	MS	07/11/28	134	14,463	15,464	2,099
TE Connectivity Ltd. (Switzerland)	USFF +0.250%	Weekly	MS	07/11/28	173	22,299	26,024	5,521
Vontier Corp.	USFF +0.250%	Weekly	MS	07/11/28	717	26,748	27,389	2,496
Western Digital Corp.	USFF +0.250%	Weekly	MS	07/11/28	634	33,663	48,038	16,686
					14,259	762,935	856,799	151,637
Telecommunication Services
Anterix, Inc.	USFF +0.250%	Weekly	MS	03/12/29	2	76	79	(10)
AT&T, Inc.	USFF +0.250%	Weekly	MS	01/10/28	2,020	30,454	38,602	11,814
Gogo, Inc.	USFF +0.250%	Weekly	MS	01/12/29	131	1,227	1,260	100
IDT Corp., Class B	USFF +0.250%	Weekly	MS	03/12/29	5	179	180	(6)
Iridium Communications, Inc.	USFF +0.250%	Weekly	MS	08/29/25	2,070	60,332	55,103	(701)
Lumen Technologies, Inc.	USFF +0.250%	Weekly	MS	01/12/29	5,325	6,909	5,858	(586)
T-Mobile US, Inc.	USFF +0.250%	Weekly	MS	01/10/28	315	42,845	55,497	16,478
Verizon Communications, Inc.	USFF +0.250%	Weekly	MS	01/10/28	1,142	39,604	47,096	12,380
					11,010	181,626	203,675	39,469
Transportation
CSX Corp.	USFF +0.250%	Weekly	MS	07/08/27	1,431	45,263	47,867	6,282
Delta Air Lines, Inc.	USFF +0.250%	Weekly	MS	01/12/29	545	28,145	25,855	(340)
FedEx Corp.	USFF +0.250%	Weekly	MS	01/12/29	167	43,584	50,073	9,745

GOTHAM NEUTRAL FUND
Portfolio of Investments (Continued)
June 30, 2024
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Transportation — (continued)
FTAI Infrastructure, Inc.	USFF +0.250%	Weekly	MS	01/12/29	678	$5,271	$5,851	$935
GXO Logistics, Inc.	USFF +0.250%	Weekly	MS	01/12/29	127	6,152	6,414	675
Kirby Corp.	USFF +0.250%	Weekly	MS	01/12/29	391	45,814	46,814	4,151
Old Dominion Freight Line, Inc.	USFF +0.250%	Weekly	MS	07/08/27	187	33,799	33,024	1,544
SkyWest, Inc.	USFF +0.250%	Weekly	MS	07/11/28	886	47,901	72,714	28,150
Uber Technologies, Inc.	USFF +0.250%	Weekly	MS	07/11/28	543	33,069	39,465	8,886
Union Pacific Corp.	USFF +0.250%	Weekly	MS	01/12/29	249	55,796	56,339	4,325
United Parcel Service, Inc., Class B	USFF +0.250%	Weekly	MS	01/12/29	137	18,678	18,748	903
Universal Logistics Holdings, Inc.	USFF +0.250%	Weekly	MS	01/12/29	10	432	406	(14)
Werner Enterprises, Inc.	USFF +0.250%	Weekly	MS	03/12/29	98	3,465	3,511	268
					5,449	367,369	407,081	65,510
Utilities
American Water Works Co., Inc.	USFF +0.250%	Weekly	MS	01/10/28	132	17,378	17,049	1,180
Atmos Energy Corp.	USFF +0.250%	Weekly	MS	01/12/29	107	12,343	12,482	1,048
Avista Corp.	USFF +0.250%	Weekly	MS	01/12/29	294	10,306	10,175	564
Black Hills Corp.	USFF +0.250%	Weekly	MS	07/11/28	280	13,910	15,226	2,767
CMS Energy Corp.	USFF +0.250%	Weekly	MS	01/12/29	194	11,843	11,549	418
Constellation Energy Corp.	USFF +0.250%	Weekly	MS	07/11/28	186	23,189	37,250	15,921
Duke Energy Corp.	USFF +0.250%	Weekly	MS	01/12/29	492	47,574	49,313	5,408
Edison International	USFF +0.250%	Weekly	MS	01/12/29	197	14,489	14,147	598
Montauk Renewables, Inc.	USFF +0.250%	Weekly	MS	01/12/29	50	266	285	19
NRG Energy, Inc.	USFF +0.250%	Weekly	MS	07/11/28	738	31,661	57,461	29,606
Otter Tail Corp.	USFF +0.250%	Weekly	MS	01/12/29	65	5,891	5,693	198
Public Service Enterprise Group, Inc.	USFF +0.250%	Weekly	MS	01/12/29	219	16,024	16,140	1,206
Southwest Gas Holdings, Inc.	USFF +0.250%	Weekly	MS	01/12/29	235	16,471	16,539	1,336
WEC Energy Group, Inc.	USFF +0.250%	Weekly	MS	01/12/29	455	37,797	35,699	499
					3,644	259,142	299,008	60,768

Total Reference Entity — Long						20,217,582	21,254,322	2,532,044

GOTHAM NEUTRAL FUND
Portfolio of Investments (Continued)
June 30, 2024
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Short
Automobiles & Components
Ford Motor Co.	USFF -0.250%	Weekly	MS	01/12/29	(27,917)	$(337,333)	$(350,079)	$(14,064)
Fox Factory Holding Corp.	USFF -0.250%	Weekly	MS	01/12/29	(1,600)	(80,337)	(77,104)	2,899
Harley-Davidson, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(1,217)	(42,532)	(40,818)	1,340
Mobileye Global Inc, Class A	USFF -0.930%	Weekly	MS	07/11/28	(26,440)	(770,072)	(742,567)	24,518
Modine Manufacturing Co.	USFF -0.250%	Weekly	MS	01/12/29	(4,791)	(463,760)	(480,010)	(18,055)
Phinia, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(712)	(27,774)	(28,024)	(659)
QuantumScape Corp.	USFF -0.680%	Weekly	MS	07/11/28	(16,431)	(97,761)	(80,841)	16,525
Tesla, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(825)	(151,243)	(163,251)	(13,049)
Thor Industries, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(584)	(66,837)	(54,575)	12,808
					(80,517)	(2,037,649)	(2,017,269)	12,263
Capital Goods
3D Systems Corp.	USFF -0.265%	Weekly	MS	01/07/27	(19,300)	(158,822)	(59,251)	99,039
AAON, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(2,014)	(176,941)	(175,701)	255
AAR Corp.	USFF -0.250%	Weekly	MS	01/12/29	(342)	(24,476)	(24,863)	(499)
Advanced Drainage Systems, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(824)	(143,731)	(132,161)	11,174
AeroVironment, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(367)	(47,269)	(66,853)	(20,557)
Albany International Corp., Class A	USFF -0.250%	Weekly	MS	01/10/28	(1,994)	(182,061)	(168,393)	11,157
Ameresco, Inc., Class A	USFF -0.250%	Weekly	MS	07/08/27	(4,365)	(199,501)	(125,756)	72,947
Applied Industrial Technologies, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(12)	(2,320)	(2,328)	(35)
Archer Aviation, Inc., Class A	USFF -15.699%	Weekly	MS	07/11/28	(24,469)	(111,315)	(86,131)	24,736
Arcosa, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(1,380)	(114,036)	(115,106)	(1,670)
Astec Industries, Inc.	USFF +0.250%	Weekly	MS	07/06/26	(353)	(11,289)	(10,470)	752
Atkore Inc	USFF -0.250%	Weekly	MS	01/12/29	(337)	(54,919)	(45,471)	9,602
Atmus Filtration Technologies Inc	USFF -0.250%	Weekly	MS	01/12/29	(13,198)	(401,093)	(379,838)	19,691
ATS Corp. (Canada)	USFF -0.250%	Weekly	MS	01/12/29	(280)	(8,959)	(9,047)	(140)
Axon Enterprise, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(1,659)	(491,422)	(488,144)	1,366
Ballard Power Systems, Inc. (Canada)	USFF -1.300%	Weekly	MS	01/05/26	(30,205)	(262,066)	(67,961)	193,160
Barnes Group, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(1,687)	(54,073)	(69,859)	(16,647)
Beacon Roofing Supply, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(5,305)	(511,130)	(480,102)	29,236
Bloom Energy Corp., Class A	USFF -0.580%	Weekly	MS	01/10/28	(6,438)	(90,333)	(78,801)	11,165
Boeing Co. (The)	USFF -0.250%	Weekly	MS	01/12/29	(1,042)	(198,147)	(189,654)	7,955
Cadre Holdings, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(924)	(29,665)	(31,009)	(1,477)
CAE, Inc. (Canada)	USFF -0.250%	Weekly	MS	01/12/29	(2,453)	(48,924)	(45,577)	3,140
Carrier Global Corp.	USFF -0.250%	Weekly	MS	01/12/29	(3,014)	(191,134)	(190,123)	(779)

GOTHAM NEUTRAL FUND
Portfolio of Investments (Continued)
June 30, 2024
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Capital Goods — (continued)
ChargePoint Holdings, Inc.	USFF -8.776%	Weekly	MS	01/10/28	(42,732)	$(171,178)	$(64,525)	$106,036
Columbus McKinnon Corp.	USFF -0.250%	Weekly	MS	01/12/29	(212)	(7,724)	(7,322)	354
Comfort Systems USA, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(294)	(100,600)	(89,411)	11,195
Construction Partners, Inc., Class A	USFF -0.250%	Weekly	MS	01/05/26	(2,397)	(130,692)	(132,338)	(2,481)
Distribution Solutions Group Inc	USFF -0.250%	Weekly	MS	01/12/29	(3)	(90)	(90)	(19)
Dycom Industries, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(119)	(13,743)	(20,082)	(7,672)
Encore Wire Corp.	USFF -0.250%	Weekly	MS	01/12/29	(508)	(136,343)	(147,234)	(12,680)
Energy Recovery, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(46)	(603)	(611)	(29)
EnPro Industries, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(437)	(64,825)	(63,614)	857
ESCO Technologies, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(470)	(50,371)	(49,369)	756
Fluor Corp.	USFF -0.250%	Weekly	MS	01/12/29	(4,255)	(176,533)	(185,305)	(10,039)
Fortune Brands Home & Security, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(1,493)	(110,580)	(96,955)	13,299
Gates Industrial Corp. PLC (United Kingdom)	USFF -0.250%	Weekly	MS	01/12/29	(3,345)	(59,103)	(52,884)	6,306
GATX Corp.	USFF -0.250%	Weekly	MS	07/11/28	(1,423)	(176,475)	(188,348)	(14,666)
General Dynamics Corp.	USFF -0.250%	Weekly	MS	01/12/29	(1,045)	(306,237)	(303,196)	1,414
GMS, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(795)	(66,364)	(64,085)	2,005
Hayward Holdings, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(1,701)	(23,448)	(20,922)	2,514
Helios Technologies, Inc.	USFF -0.250%	Weekly	MS	07/06/26	(1,141)	(67,915)	(54,483)	12,725
Herc Holdings, Inc.	USFF -0.250%	Weekly	MS	07/06/26	(285)	(49,393)	(37,988)	9,975
Hillenbrand, Inc.	USFF -0.250%	Weekly	MS	07/06/26	(1,406)	(65,621)	(56,268)	8,065
Huntington Ingalls Industries, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(718)	(180,552)	(176,865)	2,505
ITT, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(188)	(25,597)	(24,286)	1,176
JELD-WEN Holding, Inc.	USFF -0.250%	Weekly	MS	07/06/26	(1,776)	(44,874)	(23,923)	21,353
Johnson Controls International PLC (Ireland)	USFF -0.250%	Weekly	MS	01/12/29	(888)	(65,353)	(59,025)	8,239
Kadant, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(3)	(883)	(881)	(49)
Karat Packaging Inc	USFF -0.730%	Weekly	MS	01/12/29	(12)	(343)	(355)	(32)
Lennox International, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(312)	(166,905)	(166,914)	(1,011)
Mercury Systems, Inc.	USFF -0.250%	Weekly	MS	01/05/26	(6,362)	(303,411)	(171,710)	130,513

GOTHAM NEUTRAL FUND
Portfolio of Investments (Continued)
June 30, 2024
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Capital Goods — (continued)
Moog, Inc., Class A	USFF -0.250%	Weekly	MS	07/11/28	(244)	$(28,273)	$(40,821)	$(13,034)
MRC Global, Inc.	USFF -0.250%	Weekly	MS	01/07/27	(1,379)	(15,823)	(17,803)	(2,125)
MYR Group, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(2,074)	(311,198)	(281,463)	28,517
NEXTracker, Inc., Class A	USFF -0.250%	Weekly	MS	01/12/29	(4,846)	(286,385)	(227,180)	62,892
Oshkosh Corp.	USFF -0.250%	Weekly	MS	07/11/28	(3,156)	(363,407)	(341,479)	19,427
Plug Power, Inc.	USFF -1.838%	Weekly	MS	01/10/28	(34,847)	(196,133)	(81,194)	114,166
Primoris Services Corp.	USFF -0.250%	Weekly	MS	01/12/29	(687)	(32,007)	(34,274)	(2,730)
RBC Bearings, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(162)	(44,770)	(43,704)	850
Rocket Lab USA, Inc.	USFF -0.700%	Weekly	MS	07/11/28	(16,371)	(74,236)	(78,581)	(4,901)
Rockwell Automation, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(428)	(119,353)	(117,820)	817
Rush Enterprises, Inc., Class A	USFF -0.250%	Weekly	MS	07/08/27	(5,515)	(244,224)	(230,913)	10,420
Sensata Technologies Holding PLC (United Kingdom)	USFF -0.250%	Weekly	MS	01/12/29	(6,891)	(246,863)	(257,654)	(13,368)
Simpson Manufacturing Co., Inc.	USFF -0.250%	Weekly	MS	01/12/29	(719)	(135,053)	(121,173)	13,259
SiteOne Landscape Supply, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(224)	(37,754)	(27,196)	11,577
Spirit AeroSystems Holdings, Inc., Class A	USFF -0.250%	Weekly	MS	01/12/29	(2,077)	(63,205)	(68,271)	(5,337)
SPX Technologies, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(446)	(63,252)	(63,394)	(405)
Standex International Corp.	USFF -0.250%	Weekly	MS	01/12/29	(128)	(22,907)	(20,627)	2,200
Stantec Inc (Canada)	USFF -0.250%	Weekly	MS	01/12/29	(367)	(29,861)	(30,663)	(991)
Stratasys Ltd. (Israel)	USFF -0.630%	Weekly	MS	01/07/27	(5,875)	(83,901)	(49,291)	34,282
Symbotic, Inc.	USFF -1.030%	Weekly	MS	01/12/29	(1,631)	(68,889)	(57,346)	11,880
Terex Corp.	USFF -0.250%	Weekly	MS	01/12/29	(799)	(50,989)	(43,817)	7,276
Thermon Group Holdings Inc	USFF -0.250%	Weekly	MS	01/12/29	(1,103)	(34,850)	(33,928)	725
Timken Co. (The)	USFF -0.250%	Weekly	MS	01/12/29	(2,541)	(218,706)	(203,610)	13,563
Toro Co. (The)	USFF -0.250%	Weekly	MS	07/11/28	(1,249)	(114,663)	(116,794)	(4,012)
Valmont Industries, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(122)	(29,347)	(33,483)	(4,396)
WillScot Mobile Mini Holdings Corp.	USFF -0.250%	Weekly	MS	01/12/29	(1,758)	(85,079)	(66,171)	19,896
Xometry, Inc., Class A	USFF -0.250%	Weekly	MS	07/08/27	(5,406)	(120,889)	(62,493)	57,911
					(297,373)	(9,201,399)	(8,052,731)	1,102,539
Commercial & Professional Services
Alight, Inc., Class A	USFF -0.250%	Weekly	MS	01/12/29	(5,862)	(45,786)	(43,262)	2,337

GOTHAM NEUTRAL FUND
Portfolio of Investments (Continued)
June 30, 2024
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Commercial & Professional Services — (continued)
CACI International, Inc., Class A	USFF -0.250%	Weekly	MS	01/12/29	(255)	$(96,083)	$(109,683)	$(14,609)
Casella Waste Systems, Inc., Class A	USFF -0.250%	Weekly	MS	01/10/28	(2,628)	(223,484)	(260,750)	(38,253)
CBIZ, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(2,671)	(188,107)	(197,921)	(10,835)
Ceridian HCM Holding, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(10,617)	(631,936)	(526,603)	102,879
Clarivate PLC (Jersey)	USFF -0.250%	Weekly	MS	07/11/28	(8,473)	(74,076)	(48,211)	25,669
Clean Harbors, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(580)	(110,902)	(131,167)	(20,965)
Concentrix Corp.	USFF -0.250%	Weekly	MS	01/12/29	(3,168)	(224,035)	(200,471)	21,274
Conduent, Inc.	USFF -0.250%	Weekly	MS	01/05/26	(6,000)	(30,499)	(19,560)	10,803
Copart, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(3,940)	(217,168)	(213,390)	2,922
Driven Brands Holdings, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(8,207)	(147,194)	(104,475)	42,133
Exponent, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(1,195)	(109,585)	(113,668)	(5,821)
GEO Group Inc. (The)	USFF -0.250%	Weekly	MS	01/12/29	(276)	(3,905)	(3,963)	(92)
GFL Environmental, Inc. (Canada)	USFF -0.250%	Weekly	MS	07/11/28	(4,873)	(164,452)	(189,706)	(26,276)
Harsco Corp.	USFF -0.250%	Weekly	MS	01/12/29	(42)	(360)	(362)	(22)
Huron Consulting Group, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(733)	(67,032)	(72,201)	(5,446)
Insperity, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(1,339)	(144,488)	(122,130)	21,448
Liquidity Services Inc	USFF -0.250%	Weekly	MS	01/12/29	(1)	(20)	(20)	(19)
Montrose Environmental Group, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(155)	(7,163)	(6,907)	210
Parsons Corp.	USFF -0.250%	Weekly	MS	01/12/29	(878)	(70,680)	(71,829)	(1,440)
Paychex, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(4,184)	(511,192)	(496,055)	13,148
Paycor HCM, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(4,795)	(70,064)	(60,897)	8,879
RB Global, Inc. (Canada)	USFF +0.250%	Weekly	MS	01/05/26	(216)	(14,889)	(16,494)	(2,527)
Science Applications International Corp.	USFF -0.250%	Weekly	MS	01/12/29	(754)	(99,289)	(88,633)	10,332
Stericycle, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(6,391)	(328,314)	(371,509)	(44,479)
Upwork, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(9,121)	(117,954)	(98,051)	19,535
Verisk Analytics, Inc.	USFF +0.250%	Weekly	MS	01/10/28	(411)	(107,444)	(110,785)	(4,151)
Verra Mobility Corp.	USFF -0.250%	Weekly	MS	01/12/29	(3,963)	(95,851)	(107,794)	(12,505)
Vestis Corp.	USFF -0.250%	Weekly	MS	01/12/29	(2,677)	(51,100)	(32,740)	18,361
Waste Connections, Inc. (Canada)	USFF -0.250%	Weekly	MS	01/12/29	(502)	(87,257)	(88,031)	(1,128)
WNS Holdings Ltd. (Jersey)	USFF -0.250%	Weekly	MS	01/12/29	(527)	(27,433)	(27,668)	(358)
					(95,434)	(4,067,742)	(3,934,936)	111,004

GOTHAM NEUTRAL FUND
Portfolio of Investments (Continued)
June 30, 2024
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Consumer Discretionary Distribution & Retail
AutoNation Inc	USFF -0.250%	Weekly	MS	01/12/29	(411)	$(67,199)	$(65,505)	$1,434
Boot Barn Holdings, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(719)	(72,285)	(92,701)	(20,713)
Caleres, Inc.	USFF -0.250%	Weekly	MS	01/07/27	(1,233)	(34,778)	(41,429)	(7,452)
Dillard's, Inc., Class A	USFF -0.250%	Weekly	MS	07/11/28	(113)	(48,172)	(49,764)	(1,939)
Five Below, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(5,952)	(685,288)	(648,589)	34,039
Floor & Decor Holdings, Inc., Class A	USFF +0.250%	Weekly	MS	07/06/26	(682)	(78,431)	(67,798)	10,552
Foot Locker, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(1,131)	(47,218)	(28,185)	19,977
GigaCloud Technology Inc, Class A (Cayman Islands)	USFF -7.830%	Weekly	MS	01/12/29	(4,280)	(158,045)	(130,198)	27,820
Lithia Motors, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(259)	(67,521)	(65,385)	1,729
MarineMax, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(2,981)	(86,866)	(96,495)	(9,982)
Murphy U.S.A., Inc.	USFF -0.250%	Weekly	MS	01/12/29	(838)	(374,315)	(393,407)	(20,580)
Ollie's Bargain Outlet Holdings, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(1,873)	(162,517)	(183,872)	(22,000)
Penske Automotive Group, Inc.	USFF +0.250%	Weekly	MS	01/10/28	(423)	(74,237)	(63,035)	10,024
RH	USFF -0.250%	Weekly	MS	07/11/28	(283)	(81,645)	(69,177)	12,136
Sonic Automotive, Inc., Class A	USFF -0.250%	Weekly	MS	07/11/28	(769)	(42,360)	(41,887)	(299)
TJX Cos., Inc. (The)	USFF -0.250%	Weekly	MS	01/12/29	(2,100)	(229,617)	(231,210)	(2,497)
Urban Outfitters, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(2,784)	(122,768)	(114,283)	8,085
Valvoline, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(8,454)	(348,288)	(365,213)	(18,285)
Warby Parker, Inc., Class A	USFF -0.250%	Weekly	MS	07/11/28	(6,866)	(91,303)	(110,268)	(19,855)
					(42,151)	(2,872,853)	(2,858,401)	2,194
Consumer Durables & Apparel
Acushnet Holdings Corp.	USFF -0.250%	Weekly	MS	01/12/29	(1,142)	(74,243)	(72,494)	1,117
Amer Sports, Inc. (Cayman Islands)	USFF -0.980%	Weekly	MS	01/12/29	(5,504)	(82,024)	(69,185)	12,505
Brunswick Corp.	USFF -0.250%	Weekly	MS	01/12/29	(4,351)	(357,142)	(316,622)	38,731
Capri Holdings Ltd. (British Virgin Islands)	USFF -0.250%	Weekly	MS	07/11/28	(5,322)	(266,345)	(176,052)	90,015
Gildan Activewear, Inc. (Canada)	USFF -0.250%	Weekly	MS	01/10/28	(535)	(17,206)	(20,287)	(3,598)
La-Z-Boy, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(893)	(33,053)	(33,291)	(596)
Levi Strauss & Co., Class A	USFF -0.250%	Weekly	MS	01/10/28	(3,965)	(70,553)	(76,445)	(8,936)
Oxford Industries, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(131)	(13,072)	(13,120)	(116)
Polaris, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(2,054)	(175,755)	(160,849)	13,048
SharkNinja, Inc. (Cayman Islands)	USFF -0.250%	Weekly	MS	01/12/29	(5,226)	(328,520)	(392,734)	(68,255)

GOTHAM NEUTRAL FUND
Portfolio of Investments (Continued)
June 30, 2024
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Consumer Durables & Apparel — (continued)
Skechers USA, Inc., Class A	USFF -0.250%	Weekly	MS	01/12/29	(325)	$(21,681)	$(22,464)	$(1,125)
Skyline Champion Corp.	USFF -0.250%	Weekly	MS	01/12/29	(3,003)	(227,840)	(203,453)	23,490
Steven Madden Ltd.	USFF -0.250%	Weekly	MS	01/12/29	(4,787)	(203,223)	(202,490)	(1,353)
Sturm Ruger & Co., Inc.	USFF -0.250%	Weekly	MS	01/12/29	(993)	(44,261)	(41,358)	2,569
Topgolf Callaway Brands Corp.	USFF -0.250%	Weekly	MS	01/12/29	(2,765)	(42,180)	(42,305)	(305)
Under Armour, Inc., Class C	USFF -0.250%	Weekly	MS	07/11/28	(3,380)	(24,296)	(22,071)	2,113
VF Corp.	USFF -0.250%	Weekly	MS	01/12/29	(6,200)	(78,607)	(83,700)	(5,952)
Vizio Holding Corp., Class A	USFF -0.250%	Weekly	MS	01/12/29	(4,951)	(52,826)	(53,471)	(867)
Whirlpool Corp.	USFF -0.250%	Weekly	MS	01/12/29	(939)	(88,301)	(95,966)	(9,142)
Wolverine World Wide, Inc.	USFF -0.250%	Weekly	MS	07/06/26	(1,242)	(39,898)	(16,792)	22,441
					(57,708)	(2,241,026)	(2,115,149)	105,784
Consumer Services
Airbnb, Inc., Class A	USFF -0.250%	Weekly	MS	01/12/29	(155)	(25,603)	(23,503)	1,984
Bloomin' Brands, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(1,608)	(38,589)	(30,922)	7,510
Bowlero Corp., Class A	USFF -13.430%	Weekly	MS	01/12/29	(3,242)	(40,851)	(46,977)	(6,359)
Carnival Corp. (Panama)	USFF -0.250%	Weekly	MS	01/12/29	(4,729)	(80,634)	(88,527)	(15,342)
Choice Hotels International, Inc.	USFF -3.330%	Weekly	MS	01/12/29	(670)	(78,615)	(79,730)	(1,436)
Churchill Downs, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(394)	(49,148)	(55,002)	(6,807)
Coursera, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(23,661)	(267,068)	(169,413)	96,608
Dave & Buster's Entertainment, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(1,651)	(81,341)	(65,726)	15,283
DoorDash, Inc., Class A	USFF -0.250%	Weekly	MS	01/12/29	(453)	(49,858)	(49,277)	370
Duolingo, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(1,043)	(209,166)	(217,643)	(9,438)
Everi Holdings, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(2,037)	(16,070)	(17,111)	(1,121)
Expedia Group, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(1,712)	(215,583)	(215,695)	(961)
First Watch Restaurant Group, Inc.	USFF -0.630%	Weekly	MS	07/11/28	(5,019)	(101,274)	(88,134)	12,731
Krispy Kreme, Inc.	USFF -0.250%	Weekly	MS	07/08/27	(13,468)	(188,484)	(144,916)	41,372
Kura Sushi USA Inc, Class A	USFF -0.250%	Weekly	MS	01/12/29	(30)	(2,316)	(1,893)	396
Life Time Group Holdings, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(497)	(9,181)	(9,359)	(231)
Light & Wonder Inc	USFF -0.250%	Weekly	MS	01/12/29	(635)	(64,131)	(66,599)	(2,733)
MGM Resorts International	USFF +0.250%	Weekly	MS	01/12/29	(4,224)	(185,410)	(187,715)	(3,037)
Mister Car Wash, Inc.	USFF -0.250%	Weekly	MS	07/06/26	(22,544)	(206,111)	(160,513)	44,785

GOTHAM NEUTRAL FUND
Portfolio of Investments (Continued)
June 30, 2024
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Consumer Services — (continued)
Norwegian Cruise Line Holdings Ltd. (Bermuda)	USFF -0.250%	Weekly	MS	01/12/29	(3,903)	$(62,725)	$(73,337)	$(10,873)
Penn Entertainment, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(5,326)	(92,778)	(103,085)	(11,208)
Planet Fitness, Inc., Class A	USFF -0.250%	Weekly	MS	01/12/29	(3,644)	(263,731)	(268,162)	(5,465)
Portillo's, Inc., Class A	USFF -0.250%	Weekly	MS	01/10/28	(9,903)	(159,270)	(96,257)	62,380
Red Rock Resorts, Inc., Class A	USFF -0.250%	Weekly	MS	07/08/27	(3,452)	(158,318)	(189,618)	(42,079)
Service Corp. International	USFF -0.250%	Weekly	MS	01/12/29	(544)	(39,371)	(38,695)	476
Starbucks Corp.	USFF -0.250%	Weekly	MS	01/12/29	(2,696)	(222,314)	(209,884)	15,395
United Parks & Resorts, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(813)	(42,881)	(44,154)	(1,457)
Wendy's Co. (The)	USFF -0.250%	Weekly	MS	01/12/29	(5,006)	(98,894)	(84,902)	12,479
Wingstop, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(938)	(372,687)	(396,455)	(25,309)
					(123,997)	(3,422,402)	(3,223,204)	167,913
Consumer Staples Distribution & Retail
BJ's Wholesale Club Holdings, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(1,597)	(126,972)	(140,280)	(14,825)
Casey's General Stores, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(587)	(186,749)	(223,976)	(41,775)
Chefs' Warehouse, Inc. (The)	USFF -0.250%	Weekly	MS	01/10/28	(1,237)	(42,731)	(48,379)	(5,842)
Dollar Tree, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(4,658)	(512,703)	(497,335)	13,333
Grocery Outlet Holding Corp.	USFF -0.250%	Weekly	MS	01/12/29	(10,516)	(226,511)	(232,614)	(6,994)
Maplebear Inc	USFF -0.250%	Weekly	MS	01/12/29	(1,843)	(71,055)	(59,234)	12,693
PriceSmart, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(469)	(38,606)	(38,083)	245
SpartanNash Co.	USFF -0.250%	Weekly	MS	07/08/27	(2,308)	(65,770)	(43,298)	19,741
United Natural Foods, Inc.	USFF -0.250%	Weekly	MS	07/08/27	(4,998)	(117,906)	(65,474)	51,960
					(28,213)	(1,389,003)	(1,348,673)	28,536
Energy
APA Corp.	USFF -0.250%	Weekly	MS	01/12/29	(527)	(15,126)	(15,515)	(466)
Atlas Energy Solutions, Inc.	USFF -0.730%	Weekly	MS	07/11/28	(9,094)	(179,204)	(181,243)	(4,940)
Baytex Energy Corp. (Canada)	USFF -0.252%	Weekly	MS	07/08/27	(46,408)	(159,680)	(161,500)	(4,806)
Cameco Corp. (Canada)	USFF -0.250%	Weekly	MS	01/12/29	(1,257)	(64,247)	(61,844)	1,878
Cheniere Energy, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(1,974)	(320,095)	(345,114)	(26,271)
Civitas Resources, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(4,583)	(326,105)	(316,227)	(2,320)

GOTHAM NEUTRAL FUND
Portfolio of Investments (Continued)
June 30, 2024
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Energy — (continued)
Clean Energy Fuels Corp.	USFF -0.270%	Weekly	MS	01/07/27	(23,133)	$(95,324)	$(61,765)	$33,194
Comstock Resources, Inc.	USFF -0.580%	Weekly	MS	01/10/28	(11,875)	(139,102)	(123,263)	13,223
Core Laboratories, Inc.	USFF -0.250%	Weekly	MS	07/06/26	(1,970)	(54,408)	(39,971)	14,122
Crescent Energy Co., Class A	USFF -0.630%	Weekly	MS	07/11/28	(2,535)	(29,843)	(30,040)	(1,112)
DT Midstream, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(676)	(35,332)	(48,016)	(16,634)
Enbridge, Inc. (Canada)	USFF -0.250%	Weekly	MS	01/12/29	(8,083)	(297,175)	(287,674)	7,743
Equitrans Midstream Corp.	USFF -0.250%	Weekly	MS	01/12/29	(6,946)	(93,079)	(90,159)	1,876
Expro Group Holdings NV (Netherlands)	USFF -0.250%	Weekly	MS	01/12/29	(5,272)	(98,156)	(120,834)	(23,627)
Gulfport Energy Corp.	USFF -0.250%	Weekly	MS	01/12/29	(357)	(56,654)	(53,907)	2,548
Kinetik Holdings, Inc.	USFF -0.250%	Weekly	MS	01/07/27	(2,623)	(98,903)	(108,697)	(25,042)
Kosmos Energy Ltd.	USFF -0.250%	Weekly	MS	01/12/29	(19,332)	(116,785)	(107,099)	9,338
Liberty Energy, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(6,415)	(151,200)	(134,009)	16,720
Magnolia Oil & Gas Corp., Class A	USFF -0.250%	Weekly	MS	01/12/29	(841)	(20,509)	(21,311)	(904)
Marathon Petroleum Corp.	USFF -0.250%	Weekly	MS	01/12/29	(1,329)	(238,167)	(230,555)	6,578
Matador Resources Co	USFF -0.250%	Weekly	MS	01/12/29	(1,694)	(97,168)	(100,962)	(4,598)
New Fortress Energy, Inc.	USFF -0.980%	Weekly	MS	07/08/27	(2,997)	(146,585)	(65,874)	69,707
NextDecade Corp.	USFF -0.250%	Weekly	MS	01/12/29	(4,003)	(24,802)	(31,784)	(7,096)
Nordic American Tankers Ltd. (Bermuda)	USFF -0.272%	Weekly	MS	01/12/29	(934)	(3,818)	(3,717)	68
Northern Oil and Gas, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(1,054)	(39,946)	(39,177)	161
NOV, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(24,140)	(443,461)	(458,901)	(19,050)
Obsidian Energy Ltd. (Canada)	USFF -1.880%	Weekly	MS	01/12/29	(1)	(7)	(7)	(19)
Occidental Petroleum Corp.	USFF -0.250%	Weekly	MS	01/12/29	(5,065)	(316,902)	(319,247)	(5,388)
Oceaneering International, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(1,867)	(47,748)	(44,173)	3,403
Par Pacific Holdings, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(7,089)	(215,778)	(178,997)	35,931
Patterson-UTI Energy, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(12,489)	(141,862)	(129,386)	10,118
Permian Resources Corp.	USFF -0.250%	Weekly	MS	01/12/29	(2,186)	(36,148)	(35,304)	(39)
Precision Drilling Corp. (Canada)	USFF -0.250%	Weekly	MS	01/12/29	(13)	(895)	(914)	(42)

GOTHAM NEUTRAL FUND
Portfolio of Investments (Continued)
June 30, 2024
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Energy — (continued)
ProFrac Holding Corp., Class A	USFF -0.630%	Weekly	MS	07/08/27	(6,254)	$(90,147)	$(46,342)	$43,517
ProPetro Holding Corp.	USFF -0.250%	Weekly	MS	01/10/28	(14,913)	(140,885)	(129,296)	10,958
RPC, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(7,216)	(56,057)	(45,100)	10,284
Select Water Solutions, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(2,391)	(25,424)	(25,584)	(286)
SilverBow Resources, Inc.	USFF -0.250%	Weekly	MS	07/08/27	(4,112)	(153,915)	(155,557)	(2,253)
Southwestern Energy Co.	USFF -0.250%	Weekly	MS	01/12/29	(10,634)	(77,816)	(71,567)	6,168
Talos Energy, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(9,516)	(129,963)	(115,619)	13,825
Targa Resources Corp.	USFF -0.250%	Weekly	MS	01/12/29	(6,289)	(728,537)	(809,897)	(85,031)
Uranium Energy Corp.	USFF -0.580%	Weekly	MS	01/12/29	(9,659)	(61,277)	(58,051)	2,952
Valaris Ltd. (Bermuda)	USFF -0.250%	Weekly	MS	07/11/28	(5,601)	(406,571)	(417,274)	(12,289)
Veren Inc (Canada)	USFF -0.250%	Weekly	MS	07/11/28	(20,711)	(148,116)	(162,996)	(17,768)
Vital Energy, Inc.	USFF -0.250%	Weekly	MS	07/08/27	(1,861)	(97,984)	(83,410)	14,117
Williams Cos., Inc. (The)	USFF -0.250%	Weekly	MS	01/12/29	(11,443)	(464,023)	(486,327)	(32,137)
World Kinect Corp.	USFF -0.250%	Weekly	MS	01/07/27	(3,926)	(105,656)	(101,291)	497
					(333,288)	(6,790,585)	(6,655,497)	36,808
Financial Services
Flywire Corp.	USFF -0.250%	Weekly	MS	01/12/29	(7,204)	(120,723)	(118,074)	2,166
MarketAxess Holdings, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(874)	(191,569)	(175,263)	15,011
Marqeta, Inc., Class A	USFF -0.250%	Weekly	MS	01/12/29	(48,600)	(275,867)	(266,328)	8,457
Nasdaq, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(2,252)	(137,513)	(135,706)	1,069
Nuvei Corp. (Canada)	USFF -0.250%	Weekly	MS	01/12/29	(3,362)	(108,230)	(108,862)	(1,330)
Remitly Global, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(17,040)	(293,214)	(206,525)	85,541
S&P Global, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(143)	(63,960)	(63,778)	(44)
WEX, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(163)	(34,068)	(28,874)	5,542
					(79,638)	(1,225,144)	(1,103,410)	116,412
Food, Beverage & Tobacco
Bunge Global SA (Switzerland)	USFF -0.250%	Weekly	MS	01/12/29	(1,682)	(179,315)	(179,587)	(1,174)
Cal-Maine Foods, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(2,513)	(152,999)	(153,569)	(3,813)
Campbell Soup Co.	USFF -0.250%	Weekly	MS	01/12/29	(10,245)	(457,418)	(462,972)	(7,051)
Coca-Cola Consolidated Inc	USFF -0.250%	Weekly	MS	01/12/29	(3)	(3,203)	(3,255)	(83)
Constellation Brands, Inc., Class A	USFF -0.250%	Weekly	MS	01/12/29	(223)	(58,566)	(57,373)	1,024
Duckhorn Portfolio Inc. (The)	USFF -0.250%	Weekly	MS	01/12/29	(7,851)	(66,886)	(55,742)	10,868
Flowers Foods, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(2,630)	(67,881)	(58,386)	8,913

GOTHAM NEUTRAL FUND
Portfolio of Investments (Continued)
June 30, 2024
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Food, Beverage & Tobacco — (continued)
J M Smucker Co. (The)	USFF -0.250%	Weekly	MS	01/12/29	(6,570)	$(756,943)	$(716,393)	$35,876
Lamb Weston Holdings, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(13,619)	(1,215,120)	(1,145,086)	60,514
National Beverage Corp.	USFF -0.250%	Weekly	MS	01/12/29	(10)	(514)	(512)	(19)
Post Holdings, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(616)	(65,092)	(64,163)	700
TreeHouse Foods, Inc.	USFF -0.250%	Weekly	MS	01/05/26	(4,918)	(179,248)	(180,196)	(1,656)
Universal Corp.	USFF -0.250%	Weekly	MS	01/12/29	(1,106)	(54,115)	(53,298)	345
Westrock Coffee Co	USFF -4.930%	Weekly	MS	01/12/29	(249)	(2,556)	(2,547)	(20)
					(52,235)	(3,259,856)	(3,133,079)	104,424
Health Care Equipment & Services
Abbott Laboratories	USFF -0.250%	Weekly	MS	01/12/29	(1,585)	(169,614)	(164,697)	4,776
Acadia Healthcare Co., Inc.	USFF -0.250%	Weekly	MS	01/10/28	(7,894)	(564,236)	(533,161)	28,882
AdaptHealth Corp.	USFF -0.250%	Weekly	MS	01/12/29	(3,523)	(36,054)	(35,230)	667
agilon health, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(9,610)	(110,069)	(62,849)	46,592
Alphatec Holdings, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(17,555)	(214,078)	(183,450)	29,784
Amedisys, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(947)	(87,882)	(86,935)	584
AtriCure, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(299)	(6,567)	(6,808)	(285)
Axonics, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(666)	(44,905)	(44,775)	(62)
Bausch + Lomb Corp. (Canada)	USFF -3.780%	Weekly	MS	01/12/29	(233)	(3,464)	(3,383)	49
Cardinal Health, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(578)	(59,577)	(56,829)	2,639
Cooper Cos., Inc. (The)	USFF -0.250%	Weekly	MS	07/11/28	(5,028)	(472,885)	(438,944)	32,336
CorVel Corp.	USFF -0.250%	Weekly	MS	01/12/29	(9)	(2,274)	(2,288)	(42)
DaVita, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(948)	(134,002)	(131,364)	2,102
Dexcom, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(300)	(41,844)	(34,014)	9,093
Edwards Lifesciences Corp.	USFF -0.250%	Weekly	MS	01/12/29	(6,104)	(552,679)	(563,826)	(13,296)
Encompass Health Corp.	USFF +0.250%	Weekly	MS	01/10/28	(2,031)	(170,481)	(174,239)	(4,606)
Enovis Corp.	USFF -0.250%	Weekly	MS	01/12/29	(1,941)	(96,937)	(87,733)	8,812
Globus Medical, Inc., Class A	USFF -0.250%	Weekly	MS	07/08/27	(1,232)	(80,546)	(84,380)	(5,183)
GoodRx Holdings, Inc., Class A	USFF -0.250%	Weekly	MS	01/12/29	(7,675)	(57,565)	(59,865)	(2,540)
Haemonetics Corp.	USFF -0.250%	Weekly	MS	01/12/29	(959)	(89,575)	(79,338)	10,185
Henry Schein, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(1,576)	(121,227)	(101,022)	21,132
Humana, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(417)	(154,114)	(155,812)	(2,461)
Inspire Medical Systems Inc	USFF -0.250%	Weekly	MS	07/11/28	(2,762)	(426,917)	(369,638)	55,615
Insulet Corp.	USFF -0.250%	Weekly	MS	01/12/29	(275)	(45,828)	(55,495)	(9,862)
Integer Holdings Corp.	USFF -0.250%	Weekly	MS	07/06/26	(3,685)	(422,791)	(426,686)	(6,081)

GOTHAM NEUTRAL FUND
Portfolio of Investments (Continued)
June 30, 2024
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Health Care Equipment & Services — (continued)
Integra LifeSciences Holdings Corp.	USFF -0.250%	Weekly	MS	07/11/28	(4,641)	$(154,980)	$(135,239)	$19,101
Intuitive Surgical, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(1,685)	(653,297)	(749,572)	(98,811)
iRhythm Technologies, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(3,918)	(406,311)	(421,734)	(17,007)
LifeStance Health Group, Inc.	USFF -0.645%	Weekly	MS	01/07/27	(6,083)	(46,623)	(29,868)	16,557
LivaNova PLC (United Kingdom)	USFF -0.250%	Weekly	MS	07/11/28	(368)	(19,207)	(20,174)	(1,123)
Masimo Corp.	USFF -0.250%	Weekly	MS	01/10/28	(138)	(23,388)	(17,380)	6,098
MEDNAX, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(916)	(6,899)	(6,916)	(61)
Neogen Corp.	USFF -0.250%	Weekly	MS	01/10/28	(9,649)	(170,184)	(150,814)	18,696
Novocure Ltd. (Jersey)	USFF -0.250%	Weekly	MS	01/10/28	(10,076)	(319,050)	(172,602)	145,106
Option Care Health, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(11,457)	(351,756)	(317,359)	33,023
Paragon 28, Inc.	USFF -0.580%	Weekly	MS	01/12/29	(30)	(199)	(205)	(25)
Patterson Cos., Inc.	USFF -0.250%	Weekly	MS	07/11/28	(2,818)	(83,481)	(67,970)	14,241
Pennant Group, Inc. (The)	USFF -0.250%	Weekly	MS	01/12/29	(37)	(835)	(858)	(45)
PetIQ, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(510)	(10,882)	(11,251)	(429)
QuidelOrtho Corp.	USFF -0.250%	Weekly	MS	07/06/26	(10,409)	(547,106)	(345,787)	199,192
RadNet, Inc.	USFF -0.250%	Weekly	MS	07/06/26	(1,061)	(52,871)	(62,514)	(9,866)
Schrodinger, Inc.	USFF -0.250%	Weekly	MS	01/05/26	(6,933)	(243,620)	(134,084)	108,578
STAAR Surgical Co.	USFF -0.250%	Weekly	MS	01/10/28	(1,027)	(63,072)	(48,895)	13,915
Stryker Corp.	USFF -0.250%	Weekly	MS	01/12/29	(483)	(167,377)	(164,341)	2,218
Surgery Partners, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(854)	(22,444)	(20,317)	2,023
Teladoc Health, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(7,388)	(108,110)	(72,255)	35,421
US Physical Therapy, Inc.	USFF -0.250%	Weekly	MS	01/07/27	(328)	(36,799)	(30,314)	5,499
					(158,641)	(7,654,602)	(6,923,210)	701,131
Household & Personal Products
Church & Dwight Co., Inc.	USFF -0.250%	Weekly	MS	01/12/29	(3,248)	(342,022)	(336,753)	3,008
elf Beauty, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(4,717)	(882,174)	(993,966)	(119,586)
Inter Parfums, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(1,853)	(245,997)	(215,004)	27,848
					(9,818)	(1,470,193)	(1,545,723)	(88,730)
Materials
AdvanSix, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(303)	(7,155)	(6,945)	158
Air Products and Chemicals, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(540)	(159,978)	(139,347)	17,593
Albemarle Corp.	USFF -0.250%	Weekly	MS	01/10/28	(1,144)	(193,164)	(109,275)	81,793
Algoma Steel Group, Inc. (Canada)	USFF -1.180%	Weekly	MS	01/10/28	(5,184)	(41,430)	(36,081)	4,074

GOTHAM NEUTRAL FUND
Portfolio of Investments (Continued)
June 30, 2024
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Materials — (continued)
Arcadium Lithium PLC (Jersey)	USFF -0.275%	Weekly	MS	01/12/29	(102,586)	$(444,208)	$(344,689)	$97,789
Ashland, Inc.	USFF -0.250%	Weekly	MS	07/08/27	(182)	(20,411)	(17,197)	3,147
Barrick Gold Corp. (Canada)	USFF -0.250%	Weekly	MS	01/12/29	(32,159)	(552,826)	(536,412)	12,228
Berry Global Group, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(1,616)	(97,139)	(95,102)	1,645
Century Aluminum Co.	USFF -0.250%	Weekly	MS	01/12/29	(12,316)	(200,067)	(206,293)	(7,015)
CF Industries Holdings, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(14,296)	(1,106,206)	(1,059,620)	37,941
Coeur Mining, Inc.	USFF -0.250%	Weekly	MS	07/06/26	(34,908)	(204,417)	(196,183)	6,739
Compass Minerals International, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(2,083)	(36,866)	(21,517)	15,174
Eastman Chemical Co.	USFF -0.250%	Weekly	MS	01/12/29	(336)	(34,821)	(32,918)	1,784
Element Solutions, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(7,118)	(184,586)	(193,040)	(9,406)
Equinox Gold Corp. (Canada)	USFF -0.980%	Weekly	MS	08/29/25	(40,688)	(291,557)	(212,798)	77,617
First Majestic Silver Corp. (Canada)	USFF -0.780%	Weekly	MS	01/10/28	(2,830)	(21,230)	(16,754)	4,308
FMC Corp.	USFF -0.250%	Weekly	MS	07/11/28	(844)	(83,909)	(48,572)	38,641
Franco-Nevada Corp. (Canada)	USFF -0.250%	Weekly	MS	01/12/29	(594)	(75,003)	(70,401)	4,082
Ginkgo Bioworks Holdings, Inc.	USFF -27.853%	Weekly	MS	07/11/28	(97,009)	(125,637)	(32,430)	92,704
Graphic Packaging Holding Co.	USFF -0.250%	Weekly	MS	07/11/28	(14,566)	(397,465)	(381,775)	12,560
Greif, Inc., Class A	USFF -0.250%	Weekly	MS	07/08/27	(320)	(19,556)	(18,390)	983
Hecla Mining Co.	USFF -0.250%	Weekly	MS	07/08/27	(42,103)	(217,190)	(204,200)	11,510
Huntsman Corp.	USFF -0.250%	Weekly	MS	01/12/29	(3,605)	(88,458)	(82,086)	5,230
IAMGOLD Corp. (Canada)	USFF -0.250%	Weekly	MS	07/11/28	(11,832)	(30,520)	(44,370)	(14,118)
Ingevity Corp.	USFF -0.250%	Weekly	MS	01/10/28	(725)	(52,125)	(31,690)	20,814
Ivanhoe Electric, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(30)	(283)	(281)	(17)
MAG Silver Corp. (Canada)	USFF -0.580%	Weekly	MS	07/11/28	(5,185)	(57,087)	(60,509)	(3,660)
Materion Corp.	USFF -0.250%	Weekly	MS	01/12/29	(483)	(53,464)	(52,227)	992
Methanex Corp. (Canada)	USFF -0.250%	Weekly	MS	07/08/27	(3,829)	(177,343)	(184,788)	(11,047)
Mosaic Co. (The)	USFF -0.250%	Weekly	MS	01/12/29	(22,876)	(694,444)	(661,116)	26,419
MP Materials Corp.	USFF -0.580%	Weekly	MS	01/07/27	(6,769)	(174,283)	(86,169)	87,424
Novagold Resources, Inc. (Canada)	USFF -0.250%	Weekly	MS	07/08/27	(6,811)	(30,880)	(23,566)	7,118
O-I Glass, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(14,186)	(203,352)	(157,890)	44,659
Packaging Corp. of America	USFF -0.250%	Weekly	MS	01/12/29	(164)	(30,487)	(29,940)	416
Pactiv Evergreen, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(31)	(350)	(351)	(21)

GOTHAM NEUTRAL FUND
Portfolio of Investments (Continued)
June 30, 2024
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Materials — (continued)
Reliance Steel & Aluminum Co.	USFF -0.250%	Weekly	MS	01/12/29	(534)	$(157,990)	$(152,510)	$4,415
Ryerson Holding Corp	USFF -0.250%	Weekly	MS	01/12/29	(914)	(20,136)	(17,823)	2,129
Schnitzer Steel Industries, Inc.	USFF -0.250%	Weekly	MS	01/07/27	(1,536)	(65,770)	(23,455)	40,022
Seabridge Gold, Inc. (Canada)	USFF -0.250%	Weekly	MS	01/12/29	(42)	(574)	(575)	(22)
Sensient Technologies Corp.	USFF -0.250%	Weekly	MS	07/08/27	(403)	(30,378)	(29,899)	(580)
Silgan Holdings, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(934)	(41,944)	(39,536)	1,661
SSR Mining, Inc. (Canada)	USFF -0.262%	Weekly	MS	01/10/28	(9,385)	(140,939)	(42,326)	97,741
Stepan Co.	USFF -0.250%	Weekly	MS	01/05/26	(364)	(42,574)	(30,561)	10,599
Summit Materials, Inc., Class A	USFF -0.250%	Weekly	MS	01/12/29	(6,048)	(232,683)	(221,417)	10,351
Sylvamo Corp.	USFF -0.250%	Weekly	MS	01/12/29	(316)	(19,595)	(21,678)	(2,498)
Taseko Mines Ltd. (Canada)	USFF -1.980%	Weekly	MS	01/12/29	(11,103)	(28,473)	(27,202)	1,142
Teck Resources Ltd., Class B (Canada)	USFF -0.250%	Weekly	MS	07/11/28	(2,645)	(123,277)	(126,696)	(4,960)
TriMas Corp.	USFF -0.250%	Weekly	MS	01/12/29	(1,242)	(32,137)	(31,746)	217
Tronox Holdings PLC (United Kingdom)	USFF -0.250%	Weekly	MS	01/10/28	(13,396)	(183,949)	(210,183)	(32,625)
United States Steel Corp.	USFF -0.250%	Weekly	MS	01/12/29	(4,425)	(206,110)	(167,265)	80,735
Warrior Met Coal, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(8,256)	(539,752)	(518,229)	18,947
Wheaton Precious Metals Corp. (Canada)	USFF -0.250%	Weekly	MS	01/12/29	(2,370)	(125,202)	(124,235)	(100)
					(554,164)	(8,099,380)	(7,180,258)	897,432
Media & Entertainment
Altice USA, Inc., Class A	USFF -0.930%	Weekly	MS	01/07/27	(17,780)	(107,143)	(36,271)	70,646
Cargurus, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(7,671)	(182,070)	(200,980)	(19,630)
Cars.com, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(1,028)	(19,987)	(20,252)	(363)
EchoStar Corp., Class A	USFF -0.250%	Weekly	MS	01/07/27	(22,417)	(553,910)	(399,247)	152,510
Electronic Arts, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(652)	(89,736)	(90,843)	(1,471)
Endeavor Group Holdings, Inc., Class A	USFF -0.250%	Weekly	MS	07/11/28	(17,451)	(435,545)	(471,701)	(40,705)
Grindr Inc	USFF -0.830%	Weekly	MS	01/12/29	(51)	(617)	(624)	(28)
Integral Ad Science Holding Corp.	USFF -0.250%	Weekly	MS	01/12/29	(8,279)	(78,995)	(80,472)	(1,800)

GOTHAM NEUTRAL FUND
Portfolio of Investments (Continued)
June 30, 2024
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Media & Entertainment — (continued)
Lions Gate Entertainment Corp., Class B (Canada)	USFF -0.250%	Weekly	MS	01/07/27	(4,657)	$(53,797)	$(39,910)	$13,681
Madison Square Garden Entertainment Corp	USFF -0.250%	Weekly	MS	01/12/29	(1,265)	(44,747)	(43,301)	1,242
Madison Square Garden Sports Corp.	USFF -0.250%	Weekly	MS	07/11/28	(420)	(79,333)	(79,015)	(47)
Magnite, Inc.	USFF -0.250%	Weekly	MS	01/05/26	(7,015)	(97,487)	(93,229)	3,590
New York Times Co. (The), Class A	USFF -0.250%	Weekly	MS	01/12/29	(432)	(19,774)	(22,123)	(2,565)
Nexstar Media Group, Inc., Class A	USFF -0.250%	Weekly	MS	07/11/28	(584)	(99,827)	(96,950)	729
QUINSTREET INC	USFF -0.250%	Weekly	MS	01/12/29	(3)	(48)	(50)	(21)
ROBLOX Corp., Class A	USFF -0.250%	Weekly	MS	01/12/29	(2,941)	(95,523)	(109,435)	(15,225)
Taboola.com Ltd. (Israel)	USFF -1.330%	Weekly	MS	01/12/29	(12)	(41)	(41)	(19)
Take-Two Interactive Software, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(1,153)	(173,071)	(179,280)	(7,371)
TKO Group Holdings, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(257)	(28,135)	(27,753)	(942)
Trade Desk, Inc. (The), Class A	USFF -0.250%	Weekly	MS	01/12/29	(1,646)	(160,518)	(160,765)	(1,010)
Vivid Seats, Inc., Class A	USFF -0.250%	Weekly	MS	01/12/29	(189)	(1,033)	(1,087)	(76)
Warner Bros Discovery, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(35,801)	(297,867)	(266,359)	32,328
ZoomInfo Technologies, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(228)	(2,884)	(2,912)	(57)
					(131,932)	(2,622,088)	(2,422,600)	183,396
Pharmaceuticals, Biotechnology & Life Sciences
AbbVie, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(670)	(114,589)	(114,918)	(1,177)
AbCellera Biologics, Inc. (Canada)	USFF -9.209%	Weekly	MS	07/11/28	(10,315)	(50,180)	(30,532)	19,435
Amgen, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(178)	(57,274)	(55,616)	1,419
Amicus Therapeutics, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(7,104)	(68,764)	(70,472)	(1,991)
Apellis Pharmaceuticals, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(843)	(43,775)	(32,337)	11,251
Arrowhead Pharmaceuticals, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(9,583)	(261,436)	(249,062)	11,348

GOTHAM NEUTRAL FUND
Portfolio of Investments (Continued)
June 30, 2024
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Pharmaceuticals, Biotechnology & Life Sciences — (continued)
ARS Pharmaceuticals Inc	USFF -0.630%	Weekly	MS	01/12/29	(35)	$(301)	$(298)	$(16)
Arvinas, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(758)	(19,572)	(20,178)	(700)
Avadel Pharmaceuticals PLC (Ireland)	USFF -0.250%	Weekly	MS	01/12/29	(1,986)	(30,596)	(27,923)	2,536
Avantor, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(3,345)	(81,644)	(70,914)	11,856
Axsome Therapeutics, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(1,160)	(81,278)	(93,380)	(12,433)
Bausch Health Cos., Inc. (Canada)	USFF -0.250%	Weekly	MS	01/10/28	(22,863)	(199,753)	(159,355)	39,744
Bio-Techne Corp.	USFF -0.250%	Weekly	MS	01/10/28	(1,172)	(95,702)	(83,974)	11,631
Catalent, Inc.	USFF -0.250%	Weekly	MS	01/05/26	(763)	(99,407)	(42,903)	59,710
Crinetics Pharmaceuticals, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(1,165)	(51,673)	(52,180)	(725)
Cytek Biosciences, Inc.	USFF -0.250%	Weekly	MS	07/08/27	(6,748)	(75,704)	(37,654)	37,805
Day One Biopharmaceuticals Inc	USFF -0.250%	Weekly	MS	01/12/29	(63)	(871)	(868)	(19)
Exact Sciences Corp.	USFF -0.250%	Weekly	MS	01/12/29	(10,727)	(530,402)	(453,216)	75,124
Immunome Inc	USFF -1.730%	Weekly	MS	01/12/29	(63)	(753)	(762)	(31)
Immunovant, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(2,727)	(70,726)	(71,993)	(1,558)
Iovance Biotherapeutics, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(778)	(7,096)	(6,240)	810
Janux Therapeutics Inc	USFF -0.250%	Weekly	MS	01/12/29	(1,140)	(46,633)	(47,755)	(1,320)
Jazz Pharmaceuticals PLC (Ireland)	USFF -0.250%	Weekly	MS	07/11/28	(514)	(66,049)	(54,859)	11,691
Keros Therapeutics Inc	USFF -0.250%	Weekly	MS	01/12/29	(17)	(775)	(777)	(23)
Liquidia Corp.	USFF -0.580%	Weekly	MS	01/12/29	(596)	(7,590)	(7,152)	390
Maravai LifeSciences Holdings, Inc., Class A	USFF -0.250%	Weekly	MS	07/11/28	(18,725)	(128,623)	(134,071)	(5,962)
Mineralys Therapeutics Inc	USFF -0.250%	Weekly	MS	01/12/29	(5)	(57)	(59)	(21)
Ocular Therapeutix, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(9,673)	(58,320)	(66,163)	(8,086)
Organon & Co.	USFF -0.250%	Weekly	MS	07/11/28	(2,164)	(42,747)	(44,795)	(4,297)
Pfizer, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(1,267)	(37,426)	(35,451)	(1,269)
Phathom Pharmaceuticals, Inc.	USFF -7.180%	Weekly	MS	01/12/29	(124)	(1,271)	(1,277)	(29)
Pliant Therapeutics, Inc.	USFF -0.250%	Weekly	MS	07/08/27	(3,653)	(70,209)	(39,270)	30,650

GOTHAM NEUTRAL FUND
Portfolio of Investments (Continued)
June 30, 2024
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Pharmaceuticals, Biotechnology & Life Sciences — (continued)
Prestige Consumer Healthcare, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(239)	$(16,517)	$(16,455)	$(21)
Prothena Corp. PLC (Ireland)	USFF -0.250%	Weekly	MS	01/12/29	(40)	(818)	(826)	(29)
Recursion Pharmaceuticals Inc, Class A	USFF -0.830%	Weekly	MS	01/12/29	(349)	(2,547)	(2,618)	(98)
REGENXBIO, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(657)	(10,143)	(7,687)	2,399
REVOLUTION Medicines, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(117)	(4,474)	(4,541)	(102)
Revvity, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(3,610)	(391,960)	(378,545)	11,577
Sana Biotechnology, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(800)	(6,612)	(4,368)	2,200
Soleno Therapeutics Inc	USFF -4.130%	Weekly	MS	01/12/29	(16)	(661)	(653)	(13)
Sotera Health Co.	USFF -0.250%	Weekly	MS	07/06/26	(8,494)	(147,919)	(100,824)	46,473
Standard BioTools Inc	USFF -0.250%	Weekly	MS	01/12/29	(5,098)	(11,414)	(9,023)	2,328
Tarsus Pharmaceuticals Inc	USFF -0.250%	Weekly	MS	01/12/29	(787)	(24,328)	(21,391)	2,825
Tilray Brands Inc	USFF -3.458%	Weekly	MS	07/11/28	(50,725)	(91,609)	(84,204)	7,034
Vera Therapeutics, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(56)	(2,004)	(2,026)	(49)
Viatris, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(7,942)	(84,096)	(84,423)	(670)
Viridian Therapeutics, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(65)	(824)	(846)	(43)
WaVe Life Sciences Ltd. (Singapore)	USFF -0.780%	Weekly	MS	01/12/29	(17)	(82)	(85)	(21)
West Pharmaceutical Services, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(1,211)	(455,369)	(398,891)	54,537
Xenon Pharmaceuticals, Inc. (Canada)	USFF -0.250%	Weekly	MS	01/12/29	(926)	(36,374)	(36,105)	110
Y-MABS THERAPEUTICS INC	USFF -0.250%	Weekly	MS	01/12/29	(27)	(335)	(326)	(11)
					(202,100)	(3,689,282)	(3,260,241)	414,169
Semiconductors & Semiconductor Equipment
Advanced Micro Devices, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(1,257)	(198,076)	(203,898)	(6,604)
Allegro MicroSystems, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(11,085)	(328,750)	(313,040)	14,424
Alpha & Omega Semiconductor Ltd. (Bermuda)	USFF -0.250%	Weekly	MS	01/10/28	(1,226)	(31,454)	(45,816)	(14,726)

GOTHAM NEUTRAL FUND
Portfolio of Investments (Continued)
June 30, 2024
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Semiconductors & Semiconductor Equipment — (continued)
Ambarella, Inc. (Cayman Islands)	USFF -0.250%	Weekly	MS	01/07/27	(601)	$(55,448)	$(32,424)	$23,350
Axcelis Technologies Inc	USFF -0.250%	Weekly	MS	01/12/29	(1,043)	(144,242)	(148,304)	(4,637)
Cohu, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(1,083)	(33,697)	(35,847)	(2,298)
Diodes, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(3,512)	(250,501)	(252,618)	(3,101)
Enphase Energy, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(1,163)	(155,564)	(115,963)	39,226
First Solar, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(493)	(73,571)	(111,152)	(39,257)
FormFactor, Inc.	USFF -0.250%	Weekly	MS	07/06/26	(628)	(26,578)	(38,013)	(12,231)
Ichor Holdings Ltd. (Cayman Islands)	USFF -0.250%	Weekly	MS	01/07/27	(716)	(25,857)	(27,602)	(1,985)
indie Semiconductor, Inc., Class A	USFF -0.580%	Weekly	MS	07/11/28	(12,765)	(79,678)	(78,760)	593
Intel Corp.	USFF -0.250%	Weekly	MS	01/12/29	(3,367)	(117,977)	(104,276)	12,807
Kulicke & Soffa Industries, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(2,678)	(129,037)	(131,731)	(3,785)
Lattice Semiconductor Corp	USFF -0.250%	Weekly	MS	01/12/29	(1,406)	(109,512)	(81,534)	30,379
MACOM Technology Solutions Holdings, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(6,927)	(635,931)	(772,153)	(138,725)
Marvell Technology, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(1,272)	(86,821)	(88,913)	(2,465)
MaxLinear, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(9,946)	(216,258)	(200,312)	14,987
Power Integrations, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(2,853)	(236,759)	(200,252)	33,720
Silicon Laboratories, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(1,377)	(161,124)	(152,338)	8,147
SiTime Corp.	USFF -0.250%	Weekly	MS	07/08/27	(1,165)	(118,135)	(144,903)	(27,902)
SMART Global Holdings, Inc. (Cayman Islands)	USFF -0.250%	Weekly	MS	01/12/29	(694)	(15,817)	(15,872)	(135)
Synaptics Inc	USFF -0.250%	Weekly	MS	07/11/28	(1,443)	(133,308)	(127,273)	5,504
Teradyne, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(676)	(75,816)	(100,244)	(26,223)
Ultra Clean Holdings, Inc.	USFF -0.250%	Weekly	MS	01/07/27	(421)	(14,832)	(20,629)	(5,933)
Universal Display Corp.	USFF -0.250%	Weekly	MS	07/11/28	(675)	(119,536)	(141,919)	(23,685)
Veeco Instruments, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(855)	(31,149)	(39,937)	(8,983)
Wolfspeed, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(3,657)	(127,850)	(83,233)	44,105
					(74,984)	(3,733,278)	(3,808,956)	(95,433)
Software & Services
ACI Worldwide, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(575)	(16,817)	(22,764)	(6,405)
Agilysys, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(210)	(17,737)	(21,869)	(4,262)
Amplitude, Inc., Class A	USFF -0.250%	Weekly	MS	01/12/29	(2,188)	(21,723)	(19,473)	2,147

GOTHAM NEUTRAL FUND
Portfolio of Investments (Continued)
June 30, 2024
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Software & Services — (continued)
Appian Corp., Class A	USFF -0.250%	Weekly	MS	07/08/27	(1,644)	$(68,429)	$(50,734)	$17,534
Asana, Inc., Class A	USFF -0.250%	Weekly	MS	07/11/28	(11,445)	(191,364)	(160,116)	30,348
Aspen Technology, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(1,036)	(220,399)	(205,781)	13,737
Atlassian Corp., Class A	USFF -0.250%	Weekly	MS	01/12/29	(1,878)	(329,950)	(332,181)	(6,369)
Autodesk, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(83)	(20,452)	(20,538)	(183)
Bentley Systems, Inc., Class B	USFF -0.250%	Weekly	MS	07/11/28	(2,714)	(146,576)	(133,963)	12,344
BigCommerce Holdings, Inc.	USFF -0.250%	Weekly	MS	07/06/26	(5,234)	(98,769)	(42,186)	56,225
BILL Holdings, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(10,326)	(654,507)	(543,354)	107,770
Braze, Inc., Class A	USFF -0.250%	Weekly	MS	01/12/29	(3,922)	(162,161)	(152,330)	9,112
CCC Intelligent Solutions Holdings, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(19,942)	(229,540)	(221,556)	7,026
Cipher Mining, Inc.	USFF -0.874%	Weekly	MS	01/12/29	(8,800)	(31,824)	(36,520)	(4,837)
Cleanspark Inc	USFF -0.250%	Weekly	MS	01/12/29	(5,557)	(90,543)	(88,634)	1,542
Clearwater Analytics Holdings, Inc., Class A	USFF -0.250%	Weekly	MS	01/12/29	(7,279)	(123,158)	(134,807)	(12,270)
Cloudflare, Inc., Class A	USFF -0.250%	Weekly	MS	01/12/29	(402)	(27,258)	(33,298)	(6,163)
Couchbase, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(756)	(13,351)	(13,805)	(524)
Datadog, Inc., Class A	USFF -0.250%	Weekly	MS	01/12/29	(932)	(108,793)	(120,871)	(13,228)
Descartes Systems Group Inc. (The) (Canada)	USFF -0.250%	Weekly	MS	01/12/29	(13)	(1,269)	(1,259)	(13)
DoubleVerify Holdings, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(1,193)	(49,747)	(23,228)	26,309
Elastic NV (Netherlands)	USFF -0.250%	Weekly	MS	01/12/29	(1,486)	(153,321)	(169,270)	(17,773)
Enfusion Inc, Class A	USFF -0.250%	Weekly	MS	01/12/29	(790)	(7,043)	(6,731)	267
Fair Isaac Corp.	USFF -0.250%	Weekly	MS	01/12/29	(633)	(854,430)	(942,322)	(91,203)
Fastly, Inc., Class A	USFF -0.250%	Weekly	MS	01/12/29	(18,397)	(223,745)	(135,586)	87,278
Five9, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(7,351)	(452,776)	(324,179)	128,883
Fortinet, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(2,491)	(151,638)	(150,133)	902
Freshworks Inc, Class A	USFF -0.250%	Weekly	MS	01/12/29	(6,823)	(108,155)	(86,584)	21,129
Gartner, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(274)	(122,977)	(123,042)	(609)
HubSpot Inc	USFF -0.250%	Weekly	MS	01/12/29	(102)	(61,288)	(60,159)	875
Intapp Inc	USFF -0.250%	Weekly	MS	01/12/29	(2,342)	(80,240)	(85,881)	(6,194)
Jamf Holding Corp.	USFF -0.250%	Weekly	MS	01/05/26	(2,057)	(72,086)	(33,941)	37,849
Lightspeed Commerce, Inc. (Canada)	USFF -0.250%	Weekly	MS	07/06/26	(11,435)	(333,482)	(156,545)	175,600

GOTHAM NEUTRAL FUND
Portfolio of Investments (Continued)
June 30, 2024
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Software & Services — (continued)
Manhattan Associates, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(1,377)	$(326,004)	$(339,678)	$(14,949)
MeridianLink, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(90)	(1,934)	(1,922)	(15)
MongoDB Inc	USFF -0.250%	Weekly	MS	01/12/29	(250)	(59,149)	(62,490)	(3,587)
N-able Inc/US	USFF -0.250%	Weekly	MS	01/12/29	(1,284)	(18,248)	(19,555)	(1,396)
Olo, Inc., Class A	USFF -0.250%	Weekly	MS	01/07/27	(12,909)	(90,182)	(57,058)	32,758
PagerDuty, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(3,176)	(66,065)	(72,826)	(7,052)
Palantir Technologies, Inc., Class A	USFF -0.250%	Weekly	MS	01/12/29	(27,904)	(659,860)	(706,808)	(49,509)
Palo Alto Networks, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(142)	(48,424)	(48,139)	79
PowerSchool Holdings, Inc., Class A	USFF -0.250%	Weekly	MS	07/11/28	(5,209)	(117,140)	(116,630)	6
Rackspace Technology Inc	USFF -1.230%	Weekly	MS	01/12/29	(71)	(209)	(212)	(22)
RingCentral, Inc., Class A	USFF -0.250%	Weekly	MS	07/11/28	(2,124)	(64,448)	(59,897)	4,284
Roper Technologies, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(1,063)	(590,478)	(599,171)	(10,986)
SentinelOne, Inc., Class A	USFF -0.250%	Weekly	MS	01/12/29	(21,089)	(466,444)	(443,923)	19,892
Snowflake, Inc., Class A	USFF -0.250%	Weekly	MS	01/12/29	(805)	(143,336)	(108,747)	34,073
Sprinklr, Inc., Class A	USFF -0.250%	Weekly	MS	01/12/29	(2,903)	(39,437)	(27,927)	11,807
Sprout Social, Inc., Class A	USFF -0.250%	Weekly	MS	01/12/29	(2,436)	(106,783)	(86,916)	19,437
Squarespace, Inc., Class A	USFF -0.250%	Weekly	MS	01/12/29	(5,055)	(188,106)	(220,550)	(33,671)
Terawulf Inc	USFF -0.250%	Weekly	MS	01/12/29	(34,836)	(134,427)	(155,020)	(21,130)
UiPath, Inc., Class A	USFF -0.250%	Weekly	MS	01/12/29	(5,850)	(69,622)	(74,178)	(4,843)
Unity Software, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(30,100)	(564,639)	(489,426)	73,019
Weave Communications Inc	USFF -0.250%	Weekly	MS	01/12/29	(744)	(6,627)	(6,711)	(128)
Workiva, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(1,724)	(152,668)	(125,835)	26,475
Zscaler, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(221)	(48,357)	(42,474)	7,554
					(301,672)	(9,208,135)	(8,519,733)	648,940
Technology Hardware & Equipment
Advanced Energy Industries, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(2,104)	(232,547)	(228,831)	2,323
Arista Networks, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(754)	(253,470)	(264,262)	(11,788)
Avnet, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(2,124)	(103,492)	(109,365)	(8,843)
Belden, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(984)	(90,964)	(92,299)	(2,065)
Calix, Inc.	USFF -0.250%	Weekly	MS	07/06/26	(3,473)	(157,145)	(123,048)	33,464
Cognex Corp.	USFF -0.250%	Weekly	MS	07/11/28	(7,673)	(323,421)	(358,789)	(37,225)
Coherent Corp.	USFF -0.250%	Weekly	MS	01/12/29	(2,131)	(148,935)	(154,412)	(6,070)
Corsair Gaming, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(747)	(8,419)	(8,247)	122
Crane NXT Co	USFF -0.250%	Weekly	MS	01/12/29	(1,823)	(112,097)	(111,969)	(526)

GOTHAM NEUTRAL FUND
Portfolio of Investments (Continued)
June 30, 2024
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Technology Hardware & Equipment — (continued)
Dell Technologies, Inc., Class C	USFF -0.250%	Weekly	MS	01/12/29	(494)	$(74,541)	$(68,128)	$8,573
Harmonic, Inc.	USFF -0.250%	Weekly	MS	07/08/27	(8,649)	(106,482)	(101,799)	4,108
IonQ Inc	USFF -2.830%	Weekly	MS	01/12/29	(12,249)	(110,012)	(86,110)	23,459
Keysight Technologies, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(450)	(62,232)	(61,538)	363
Lumentum Holdings, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(2,005)	(120,243)	(102,095)	17,667
Novanta, Inc. (Canada)	USFF -0.250%	Weekly	MS	07/06/26	(340)	(57,490)	(55,457)	1,789
OSI Systems, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(516)	(70,854)	(70,960)	(397)
Sanmina Corp.	USFF -0.250%	Weekly	MS	07/11/28	(800)	(43,598)	(53,000)	(9,793)
Super Micro Computer, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(307)	(266,746)	(251,540)	10,734
Trimble, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(1,332)	(76,210)	(74,485)	1,418
TTM Technologies, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(1,347)	(24,420)	(26,172)	(1,865)
Ubiquiti, Inc.	USFF -0.630%	Weekly	MS	01/07/27	(327)	(95,079)	(47,631)	46,630
Viasat, Inc.	USFF -0.250%	Weekly	MS	01/05/26	(8,009)	(208,093)	(101,714)	105,558
Viavi Solutions, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(5,466)	(59,149)	(37,551)	21,803
Vishay Intertechnology, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(12,470)	(286,241)	(278,081)	5,468
					(76,574)	(3,091,880)	(2,867,483)	204,907
Telecommunication Services
Cogent Communications Holdings, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(3,069)	(213,737)	(173,214)	40,444
Frontier Communications Parent, Inc.	USFF -0.250%	Weekly	MS	07/06/26	(2,723)	(80,580)	(71,288)	9,031
Globalstar, Inc.	USFF -0.250%	Weekly	MS	01/05/26	(38,094)	(56,886)	(42,665)	13,983
Rogers Communications, Inc., Class B (Canada)	USFF -0.250%	Weekly	MS	07/11/28	(2,011)	(85,304)	(74,367)	8,618
Shenandoah Telecommunications Co.	USFF -0.250%	Weekly	MS	08/29/25	(1,463)	(41,825)	(23,891)	10,592
					(47,360)	(478,332)	(385,425)	82,668
Transportation
Air Transport Services Group, Inc.	USFF -0.250%	Weekly	MS	08/29/25	(7,698)	(157,320)	(106,771)	49,912
Allegiant Travel Co.	USFF -0.250%	Weekly	MS	07/11/28	(2,303)	(151,123)	(115,680)	33,556
American Airlines Group, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(11,946)	(173,978)	(135,348)	39,673

GOTHAM NEUTRAL FUND
Portfolio of Investments (Continued)
June 30, 2024
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Transportation — (continued)
ArcBest Corp.	USFF -0.250%	Weekly	MS	01/12/29	(1,366)	$(153,321)	$(146,271)	$6,383
Canadian National Railway Co. (Canada)	USFF -0.250%	Weekly	MS	01/12/29	(362)	(46,577)	(42,763)	3,367
Canadian Pacific Kansas City Ltd. (Canada)	USFF -0.250%	Weekly	MS	07/11/28	(2,929)	(231,693)	(230,600)	(911)
Expeditors International of Washington, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(890)	(108,866)	(111,063)	(3,413)
Frontier Group Holdings, Inc.	USFF -0.261%	Weekly	MS	01/12/29	(5,183)	(27,727)	(25,552)	2,050
Genco Shipping & Trading Ltd. (Marshall Islands)	USFF -0.250%	Weekly	MS	01/12/29	(865)	(18,316)	(18,433)	(658)
Hawaiian Holdings, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(3,120)	(43,248)	(38,782)	4,281
JetBlue Airways Corp.	USFF -0.250%	Weekly	MS	07/11/28	(15,123)	(80,877)	(92,099)	(11,553)
Knight-Swift Transportation Holdings, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(4,521)	(218,821)	(225,688)	(8,774)
Matson, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(2,194)	(255,284)	(287,348)	(33,288)
Norfolk Southern Corp.	USFF -0.250%	Weekly	MS	01/12/29	(1,713)	(404,518)	(367,764)	35,033
RXO, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(3,707)	(78,599)	(96,938)	(18,660)
Ryder System, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(1,834)	(213,358)	(227,196)	(16,291)
Saia, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(1,002)	(413,236)	(475,239)	(65,194)
Schneider National, Inc., Class B	USFF -0.250%	Weekly	MS	07/11/28	(6,886)	(169,966)	(166,366)	1,318
Sun Country Airlines Holdings, Inc.	USFF -0.250%	Weekly	MS	01/07/27	(2,255)	(46,528)	(28,323)	18,007
TFI International, Inc. (Canada)	USFF -0.250%	Weekly	MS	07/11/28	(139)	(19,295)	(20,177)	(1,092)
					(76,036)	(3,012,651)	(2,958,401)	33,746
Utilities
AES Corp. (The)	USFF -0.250%	Weekly	MS	07/11/28	(10,018)	(176,138)	(176,016)	(3,090)
Algonquin Power & Utilities Corp. (Canada)	USFF -0.250%	Weekly	MS	07/11/28	(58,042)	(374,120)	(340,126)	19,556
Alliant Energy Corp.	USFF -0.250%	Weekly	MS	07/11/28	(2,662)	(132,461)	(135,496)	(5,842)
Altus Power, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(7,162)	(38,566)	(28,075)	10,324
Ameren Corp.	USFF -0.250%	Weekly	MS	01/12/29	(2,450)	(176,892)	(174,220)	(1,041)
American States Water Co.	USFF -0.250%	Weekly	MS	01/12/29	(732)	(52,202)	(53,121)	(1,453)
California Water Service Group	USFF -0.250%	Weekly	MS	01/10/28	(1,671)	(89,739)	(81,027)	6,639
Chesapeake Utilities Corp.	USFF -0.250%	Weekly	MS	01/12/29	(809)	(83,616)	(85,916)	(3,369)

GOTHAM NEUTRAL FUND
Portfolio of Investments (Continued)
June 30, 2024
(Unaudited)
Total Return Swaps (concluded)
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Utilities — (continued)
Clearway Energy, Inc., Class C	USFF -0.250%	Weekly	MS	01/12/29	(5,672)	$(135,469)	$(140,042)	$(7,146)
Consolidated Edison, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(2,399)	(233,661)	(214,519)	18,108
Dominion Energy, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(575)	(27,676)	(28,175)	(1,443)
DTE Energy Co.	USFF -0.250%	Weekly	MS	01/12/29	(207)	(23,133)	(22,979)	(165)
Entergy Corp.	USFF -0.250%	Weekly	MS	01/12/29	(4,215)	(464,950)	(451,005)	11,399
Evergy, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(3,960)	(226,058)	(209,761)	7,321
Exelon Corp.	USFF -0.250%	Weekly	MS	01/10/28	(1,122)	(42,772)	(38,832)	2,497
IDACORP, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(1,545)	(149,915)	(143,917)	2,031
MGE Energy Inc	USFF -0.250%	Weekly	MS	01/12/29	(1,117)	(87,551)	(83,462)	3,250
Middlesex Water Co.	USFF -0.250%	Weekly	MS	01/10/28	(536)	(37,998)	(28,011)	9,287
National Fuel Gas Co.	USFF -0.250%	Weekly	MS	07/11/28	(876)	(45,600)	(47,470)	(3,482)
NextEra Energy, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(1,586)	(104,928)	(112,305)	(9,242)
NiSource, Inc.	USFF -0.250%	Weekly	MS	07/08/27	(4,788)	(129,309)	(137,942)	(14,491)
Northwest Natural Holding Co.	USFF -0.250%	Weekly	MS	01/05/26	(2,212)	(98,970)	(79,875)	14,164
Northwestern Energy Group, Inc.	USFF -0.250%	Weekly	MS	01/05/26	(1,134)	(68,404)	(56,791)	5,027
ONE Gas, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(1,339)	(82,021)	(85,495)	(3,808)
Ormat Technologies, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(2,208)	(178,328)	(158,314)	18,104
Pinnacle West Capital Corp.	USFF -0.250%	Weekly	MS	07/11/28	(1,004)	(74,943)	(76,686)	(4,711)
PNM Resources, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(3,846)	(148,612)	(142,148)	3,489
Portland General Electric Co.	USFF -0.250%	Weekly	MS	07/08/27	(3,598)	(163,413)	(155,578)	489
PPL Corp.	USFF -0.250%	Weekly	MS	01/12/29	(2,565)	(75,844)	(70,922)	4,541
Sempra	USFF -0.250%	Weekly	MS	01/10/28	(2,247)	(168,817)	(170,907)	(7,597)
SJW Group	USFF -0.250%	Weekly	MS	01/12/29	(961)	(52,366)	(52,105)	(148)
Sunnova Energy International, Inc.	USFF -1.130%	Weekly	MS	07/11/28	(8,332)	(99,663)	(46,493)	52,764
Vistra Corp.	USFF -0.250%	Weekly	MS	01/12/29	(576)	(56,531)	(49,524)	12,165
Xcel Energy, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(4,371)	(240,130)	(233,455)	3,345
					(146,537)	(4,340,796)	(4,110,710)	137,472

Total Reference Entity — Short						(83,908,276)	(78,425,089)	4,907,575
Net Value of Reference Entity						$(63,690,694)	$(57,170,767)	$7,439,619

*	Includes $919,692 related to open trades, dividends receivables/payables and swap receivables/payables activities.
MS	Morgan Stanley
USFF	U.S. Fed Funds

GOTHAM NEUTRAL FUND
Portfolio of Investments (Concluded)
June 30, 2024
(Unaudited)
All financial instruments listed in the Portfolio of Investments are considered Level 1, measured at fair value on a recurring basis based on quoted prices for identical assets in active markets, except for the following: one long security was fair valued with an end of period value of $0 and total return swaps with end of period unrealized appreciation of $7,439,619, which are considered Level 2 as of and for the period ended June 30, 2024.
For additional information about significant accounting policies, including valuation of investments, refer to the Fund’s most recent annual or semi-annual report.

GOTHAM INDEX PLUS FUND
Portfolio of Investments
June 30, 2024
(Unaudited)
	Number of Shares	Value
COMMON STOCKS — 48.3%
Automobiles & Components — 0.3%
BorgWarner, Inc.(a)	16,882	$ 544,276
General Motors Co.(a)	34,413	1,598,828
		2,143,104
Banks — 0.7%
Bank of America Corp.(a)	19,333	768,873
Citigroup, Inc.	4,992	316,792
Citizens Financial Group, Inc.	1,366	49,217
JPMorgan Chase & Co.(a)	12,340	2,495,888
PNC Financial Services Group, Inc. (The)	927	144,130
Truist Financial Corp.	5,229	203,147
US Bancorp	6,007	238,478
Wells Fargo & Co.(a)	14,478	859,849
		5,076,374
Capital Goods — 5.2%
3M Co.(a)	11,263	1,150,966
A. O. Smith Corp.(a)	5,245	428,936
AMETEK, Inc.	758	126,366
Builders FirstSource, Inc.(a)*	5,414	749,352
Caterpillar, Inc.(a)	2,634	877,385
Cummins, Inc.	998	276,376
Eaton Corp. PLC (Ireland)	1,722	539,933
Emerson Electric Co.	4,625	509,490
Fortive Corp.	5,313	393,693
GE Vernova, Inc.*	529	90,729
Generac Holdings, Inc.(a)*	12,910	1,706,960
General Dynamics Corp.(a)	2,061	597,979
General Electric Co.(a)	11,684	1,857,406
Honeywell International, Inc.(a)	1,839	392,700
Howmet Aerospace, Inc.(a)	26,468	2,054,711
Illinois Tool Works, Inc.(a)	6,017	1,425,788
Ingersoll Rand, Inc.(a)	10,726	974,350
Johnson Controls International PLC (Ireland)	13,172	875,543
Lockheed Martin Corp.(a)	6,861	3,204,773
Masco Corp.(a)	33,704	2,247,046
Northrop Grumman Corp.	544	237,157
Otis Worldwide Corp.(a)	19,120	1,840,491
PACCAR, Inc.	713	73,396
Parker-Hannifin Corp.(a)	2,741	1,386,425
Pentair PLC (Ireland)	2,763	211,839
Quanta Services, Inc.	1,644	417,724
Snap-on, Inc.(a)	8,819	2,305,198
Stanley Black & Decker, Inc.(a)	20,642	1,649,089
Textron, Inc.(a)	35,796	3,073,445
Trane Technologies PLC (Ireland)	2,384	784,169
TransDigm Group, Inc.(a)	963	1,230,339
	Number of Shares	Value
COMMON STOCKS — (Continued)
Capital Goods — (Continued)
United Rentals, Inc.(a)	4,422	$ 2,859,840
WW Grainger, Inc.(a)	1,484	1,338,924
		37,888,518
Commercial & Professional Services — 1.4%
Automatic Data Processing, Inc.(a)	2,729	651,385
Broadridge Financial Solutions, Inc.	767	151,099
Cintas Corp.(a)	2,145	1,502,058
Jacobs Solutions, Inc.(a)	9,559	1,335,488
Leidos Holdings, Inc.(a)	20,333	2,966,178
Paychex, Inc.(a)	6,526	773,722
Republic Services, Inc.(a)	2,887	561,060
Veralto Corp.(a)	24,372	2,326,795
		10,267,785
Consumer Discretionary Distribution & Retail — 1.8%
Amazon.com, Inc.(a)*	10,125	1,956,656
AutoZone, Inc.(a)*	185	548,359
Bath & Body Works, Inc.(a)	23,461	916,152
Best Buy Co., Inc.	5,415	456,430
eBay, Inc.(a)	12,995	698,091
Genuine Parts Co.	3,272	452,583
Home Depot, Inc. (The)(a)	4,192	1,443,054
LKQ Corp.(a)	43,999	1,829,919
Lowe's Cos., Inc.(a)	6,337	1,397,055
Ross Stores, Inc.(a)	5,459	793,302
TJX Cos., Inc. (The)(a)	8,371	921,647
Ulta Beauty, Inc.(a)*	3,932	1,517,241
		12,930,489
Consumer Durables & Apparel — 1.2%
Deckers Outdoor Corp.(a)*	1,219	1,179,931
DR Horton, Inc.(a)	5,034	709,442
Garmin Ltd. (Switzerland)	6,162	1,003,913
Hasbro, Inc.	9,983	584,005
Lennar Corp., Class A	665	99,664
Mohawk Industries, Inc.*	1,370	155,618
PulteGroup, Inc.(a)	11,455	1,261,195
Ralph Lauren Corp.(a)	8,944	1,565,737
Tapestry, Inc.(a)	54,119	2,315,752
		8,875,257
Consumer Services — 1.6%
Booking Holdings, Inc.(a)	511	2,024,326
Caesars Entertainment, Inc.(a)*	23,113	918,511
Darden Restaurants, Inc.	4,883	738,895
Expedia Group, Inc.(a)*	5,143	647,967
Hilton Worldwide Holdings, Inc.(a)	5,913	1,290,217
Marriott International, Inc., Class A(a)	9,010	2,178,348
McDonald's Corp.(a)	9,088	2,315,986

GOTHAM INDEX PLUS FUND
Portfolio of Investments (Continued)
June 30, 2024
(Unaudited)
	Number of Shares	Value
COMMON STOCKS — (Continued)
Consumer Services — (Continued)
MGM Resorts International*	3,812	$ 169,405
Starbucks Corp.	473	36,823
Yum! Brands, Inc.(a)	12,204	1,616,542
		11,937,020
Consumer Staples Distribution & Retail — 0.9%
Costco Wholesale Corp.(a)	1,636	1,390,584
Kroger Co. (The)(a)	13,994	698,720
Sysco Corp.	7,328	523,146
Target Corp.(a)	17,304	2,561,684
Walgreens Boots Alliance, Inc.(a)	55,715	673,873
Walmart, Inc.(a)	13,157	890,861
		6,738,868
Energy — 2.2%
APA Corp.	7,042	207,316
Baker Hughes Co.(a)	32,637	1,147,843
Chevron Corp.(a)	6,311	987,167
ConocoPhillips	1,862	212,976
Devon Energy Corp.(a)	19,468	922,783
Diamondback Energy, Inc.(a)	8,164	1,634,351
EOG Resources, Inc.(a)	12,419	1,563,180
Exxon Mobil Corp.(a)	28,065	3,230,843
Halliburton Co.(a)	25,962	876,996
Kinder Morgan, Inc.(a)	92,650	1,840,955
Marathon Oil Corp.(a)	57,564	1,650,360
Marathon Petroleum Corp.(a)	4,349	754,465
Valero Energy Corp.(a)	7,830	1,227,431
		16,256,666
Equity Real Estate Investment Trusts (REITs) — 1.3%
Alexandria Real Estate Equities, Inc.	1,465	171,361
American Tower Corp.	525	102,050
AvalonBay Communities, Inc.	2,114	437,365
Camden Property Trust	363	39,607
Digital Realty Trust, Inc.(a)	5,689	865,012
Extra Space Storage, Inc.(a)	8,781	1,364,655
Healthpeak Properties, Inc.	4,033	79,047
Prologis, Inc.	2,810	315,591
Realty Income Corp.(a)	33,001	1,743,113
Simon Property Group, Inc.(a)	15,283	2,319,959
VICI Properties, Inc.(a)	36,200	1,036,768
Welltower, Inc.(a)	10,990	1,145,708
		9,620,236
Financial Services — 2.7%
American Express Co.	732	169,495
Ameriprise Financial, Inc.	200	85,438
Berkshire Hathaway, Inc., Class B*	1,117	454,396
BlackRock, Inc.	378	297,607
	Number of Shares	Value
COMMON STOCKS — (Continued)
Financial Services — (Continued)
Capital One Financial Corp.(a)	4,055	$ 561,415
Cboe Global Markets, Inc.	2,073	352,534
Charles Schwab Corp. (The)(a)	6,151	453,267
CME Group, Inc.(a)	3,139	617,127
Corpay, Inc.(a)*	5,031	1,340,309
Discover Financial Services	780	102,032
Fiserv, Inc.(a)*	7,842	1,168,772
Franklin Resources, Inc.(a)	29,740	664,689
Goldman Sachs Group, Inc. (The)(a)	1,754	793,369
Intercontinental Exchange, Inc.(a)	15,940	2,182,027
Invesco Ltd. (Bermuda)	1,014	15,169
KKR & Co., Inc.	3,567	375,391
Mastercard, Inc., Class A(a)	4,554	2,009,043
Moody's Corp.(a)	2,637	1,109,992
Nasdaq, Inc.(a)	15,492	933,548
Northern Trust Corp.	278	23,346
PayPal Holdings, Inc.(a)*	29,173	1,692,909
Raymond James Financial, Inc.	919	113,598
S&P Global, Inc.(a)	2,016	899,136
T Rowe Price Group, Inc.(a)	7,555	871,167
Visa, Inc., Class A(a)	10,504	2,756,985
		20,042,761
Food, Beverage & Tobacco — 2.8%
Altria Group, Inc.(a)	21,612	984,427
Archer-Daniels-Midland Co.(a)	5,495	332,173
Campbell Soup Co.	7	316
Coca-Cola Co. (The)(a)	57,736	3,674,896
Conagra Brands, Inc.(a)	42,563	1,209,641
Constellation Brands, Inc., Class A(a)	2,628	676,132
General Mills, Inc.(a)	13,893	878,871
Hershey Co. (The)	798	146,696
Hormel Foods Corp.(a)	60,169	1,834,553
Kellanova(a)	38,762	2,235,792
Keurig Dr Pepper, Inc.(a)	44,277	1,478,852
Kraft Heinz Co. (The)(a)	70,702	2,278,019
McCormick & Co., Inc., non-voting shares(a)	11,606	823,330
Molson Coors Beverage Co., Class B(a)	17,539	891,507
Mondelez International, Inc., Class A(a)	32,930	2,154,939
Philip Morris International, Inc.(a)	13,225	1,340,089
		20,940,233
Health Care Equipment & Services — 3.5%
Abbott Laboratories	2,281	237,019
Baxter International, Inc.(a)	14,705	491,882
Cardinal Health, Inc.	2,681	263,596

GOTHAM INDEX PLUS FUND
Portfolio of Investments (Continued)
June 30, 2024
(Unaudited)
	Number of Shares	Value
COMMON STOCKS — (Continued)
Health Care Equipment & Services — (Continued)
Cencora, Inc.(a)	2,796	$ 629,939
Centene Corp.(a)*	8,371	554,997
Cigna Group (The)(a)	4,926	1,628,388
CVS Health Corp.(a)	21,117	1,247,170
DaVita, Inc.(a)*	4,501	623,704
GE HealthCare Technologies, Inc.(a)	28,083	2,188,227
HCA Healthcare, Inc.(a)	3,364	1,080,786
Hologic, Inc.(a)*	31,055	2,305,834
McKesson Corp.(a)	2,206	1,288,392
Medtronic PLC (Ireland)	47,547	3,742,424
Molina Healthcare, Inc.(a)*	7,608	2,261,858
ResMed, Inc.(a)	10,385	1,987,897
Solventum Corp.(a)*	27,702	1,464,882
Teleflex, Inc.(a)	5,230	1,100,026
UnitedHealth Group, Inc.(a)	1,109	564,769
Zimmer Biomet Holdings, Inc.(a)	18,455	2,002,921
		25,664,711
Household & Personal Products — 0.8%
Colgate-Palmolive Co.(a)	8,036	779,813
Kenvue, Inc.(a)	42,245	768,014
Kimberly-Clark Corp.(a)	13,951	1,928,028
Procter & Gamble Co. (The)(a)	15,566	2,567,145
		6,043,000
Insurance — 1.4%
Aflac, Inc.	1,669	149,058
American International Group, Inc.	185	13,734
Aon PLC, Class A (Ireland)	1,658	486,756
Assurant, Inc.	223	37,074
Brown & Brown, Inc.(a)	6,174	552,017
Chubb Ltd. (Switzerland)	2,994	763,709
Cincinnati Financial Corp.(a)	2,686	317,217
Hartford Financial Services Group, Inc. (The)(a)	7,216	725,497
Loews Corp.(a)	20,742	1,550,257
MetLife, Inc.(a)	10,004	702,181
Prudential Financial, Inc.(a)	18,679	2,188,992
Travelers Cos., Inc. (The)(a)	5,772	1,173,678
Willis Towers Watson PLC (Ireland)	7,248	1,899,991
		10,560,161
Materials — 2.0%
Avery Dennison Corp.	895	195,692
Ball Corp.	1,452	87,149
Celanese Corp.(a)	10,416	1,405,014
Corteva, Inc.(a)	18,280	986,023
DuPont de Nemours, Inc.(a)	13,418	1,080,015
Eastman Chemical Co.(a)	4,006	392,468
Ecolab, Inc.	1,363	324,394
	Number of Shares	Value
COMMON STOCKS — (Continued)
Materials — (Continued)
International Paper Co.(a)	28,369	$ 1,224,122
Linde PLC (Ireland)	5,376	2,359,043
LyondellBasell Industries NV, Class A (Netherlands)	2,547	243,646
Martin Marietta Materials, Inc.(a)	3,479	1,884,922
Packaging Corp. of America(a)	9,237	1,686,307
PPG Industries, Inc.(a)	7,689	967,968
Steel Dynamics, Inc.(a)	14,084	1,823,878
		14,660,641
Media & Entertainment — 2.5%
Alphabet, Inc., Class A(a)	30,493	5,554,300
Charter Communications, Inc., Class A(a)*	3,271	977,898
Electronic Arts, Inc.	1,108	154,378
Interpublic Group of Cos., Inc. (The)(a)	26,384	767,511
Meta Platforms, Inc., Class A(a)	9,231	4,654,455
Netflix, Inc.(a)*	3,667	2,474,785
News Corp., Class A(a)	14,971	412,750
Omnicom Group, Inc.(a)	10,353	928,664
Take-Two Interactive Software, Inc.*	459	71,370
Walt Disney Co. (The)(a)	25,036	2,485,824
		18,481,935
Pharmaceuticals, Biotechnology & Life Sciences — 2.7%
AbbVie, Inc.(a)	1,789	306,849
Biogen, Inc.*	1,550	359,321
Bio-Rad Laboratories, Inc., Class A*	1,059	289,224
Bristol-Myers Squibb Co.(a)	26,014	1,080,361
Danaher Corp.(a)	2,544	635,618
Eli Lilly & Co.(a)	810	733,358
Gilead Sciences, Inc.(a)	44,907	3,081,069
Incyte Corp.(a)*	8,044	487,627
IQVIA Holdings, Inc.(a)*	9,283	1,962,798
Johnson & Johnson(a)	28,882	4,221,393
Merck & Co., Inc.(a)	23,397	2,896,549
Mettler-Toledo International, Inc.(a)*	416	581,397
Thermo Fisher Scientific, Inc.(a)	1,354	748,762
Vertex Pharmaceuticals, Inc.(a)*	1,792	839,946
Viatris, Inc.(a)	128,550	1,366,487
		19,590,759
Real Estate Management & Development — 0.1%
CBRE Group, Inc., Class A(a)*	7,993	712,256
Semiconductors & Semiconductor Equipment — 4.2%
Applied Materials, Inc.(a)	4,447	1,049,447
Broadcom, Inc.(a)	773	1,241,075
KLA Corp.(a)	1,756	1,447,840

GOTHAM INDEX PLUS FUND
Portfolio of Investments (Continued)
June 30, 2024
(Unaudited)
	Number of Shares	Value
COMMON STOCKS — (Continued)
Semiconductors & Semiconductor Equipment — (Continued)
Lam Research Corp.(a)	1,485	$ 1,581,302
Microchip Technology, Inc.(a)	12,905	1,180,807
Micron Technology, Inc.	2,498	328,562
NVIDIA Corp.(a)	78,890	9,746,071
NXP Semiconductors NV (Netherlands)	5,425	1,459,813
Qorvo, Inc.(a)*	31,899	3,701,560
QUALCOMM, Inc.(a)	27,720	5,521,270
Skyworks Solutions, Inc.(a)	31,433	3,350,129
		30,607,876
Software & Services — 3.3%
Accenture PLC, Class A (Ireland)	1,888	572,838
Adobe, Inc.*	70	38,888
ANSYS, Inc.*	103	33,114
Cadence Design Systems, Inc.*	811	249,585
Cognizant Technology Solutions Corp., Class A	494	33,592
Crowdstrike Holdings, Inc., Class A*	1,144	438,369
EPAM Systems, Inc.*	83	15,613
Fair Isaac Corp.*	161	239,674
Gen Digital, Inc.(a)	132,578	3,311,798
GoDaddy, Inc., Class A(a)*	5,867	819,679
International Business Machines Corp.(a)	9,504	1,643,717
Intuit, Inc.(a)	810	532,340
Microsoft Corp.(a)	21,705	9,701,050
Roper Technologies, Inc.(a)	2,451	1,381,531
Salesforce, Inc.(a)	8,490	2,182,779
Synopsys, Inc.*	612	364,177
VeriSign, Inc.(a)*	13,367	2,376,653
		23,935,397
Technology Hardware & Equipment — 2.6%
Amphenol Corp., Class A	4,180	281,607
Apple, Inc.(a)	10,176	2,143,269
CDW Corp.	1,292	289,201
Cisco Systems, Inc.(a)	21,334	1,013,578
F5, Inc.(a)*	12,394	2,134,619
Hewlett Packard Enterprise Co.(a)	54,213	1,147,689
HP, Inc.(a)	59,418	2,080,818
Jabil, Inc.(a)	12,412	1,350,302
Keysight Technologies, Inc.(a)*	8,001	1,094,137
Motorola Solutions, Inc.(a)	3,425	1,322,221
NetApp, Inc.(a)	16,372	2,108,714
Super Micro Computer, Inc.(a)*	3,601	2,950,479
Teledyne Technologies, Inc.(a)*	2,247	871,791
		18,788,425
	Number of Shares	Value
COMMON STOCKS — (Continued)
Telecommunication Services — 0.5%
AT&T, Inc.(a)	43,745	$ 835,967
T-Mobile US, Inc.(a)	7,674	1,352,005
Verizon Communications, Inc.(a)	37,526	1,547,572
		3,735,544
Transportation — 1.5%
American Airlines Group, Inc.*	10,376	117,560
CSX Corp.(a)	52,128	1,743,682
Delta Air Lines, Inc.(a)	45,052	2,137,267
FedEx Corp.(a)	5,859	1,756,763
Old Dominion Freight Line, Inc.(a)	3,741	660,661
Uber Technologies, Inc.(a)*	7,061	513,193
Union Pacific Corp.(a)	9,194	2,080,234
United Parcel Service, Inc., Class B(a)	15,071	2,062,466
		11,071,826
Utilities — 1.1%
Constellation Energy Corp.(a)	3,103	621,438
Duke Energy Corp.	5,913	592,660
NRG Energy, Inc.(a)	71,545	5,570,494
PG&E Corp.	7,291	127,301
Public Service Enterprise Group, Inc.(a)	18,828	1,387,623
		8,299,516
TOTAL COMMON STOCKS (Cost $308,874,655)		354,869,358
AFFILIATED EQUITY REGISTERED INVESTMENT COMPANY — 46.0%
Gotham Enhanced 500 ETF	11,360,300	337,682,645
TOTAL AFFILIATED EQUITY REGISTERED INVESTMENT COMPANY (Cost $280,966,271)		337,682,645
EXCHANGE TRADED FUNDS — 0.0%
SPDR S&P 500 ETF Trust	81	44,082
TOTAL EXCHANGE TRADED FUNDS (Cost $44,334)		44,082

TOTAL INVESTMENTS - 94.3% (Cost $589,885,260)		692,596,085
OTHER ASSETS IN EXCESS OF LIABILITIES - 5.7%		41,575,116
NET ASSETS - 100.0%		$734,171,201

GOTHAM INDEX PLUS FUND
Portfolio of Investments (Continued)
June 30, 2024
(Unaudited)
(a)	Security position is either entirely or partially designated as collateral for total return swaps.
*	Non-income producing.
ETF	Exchange-Traded Fund
PLC	Public Limited Company

GOTHAM INDEX PLUS FUND
Portfolio of Investments (Continued)
June 30, 2024
(Unaudited)
The portfolio matures between July 29, 2024 and January 12, 2029, however underlying individual contracts are entered into and closed (terminated) on a daily basis. The maturity date shown in the table below is the earliest maturity date for the specific entity. The following table represents the individual long and short positions and related values of total return swaps, which represents 4.5% of net assets as of June 30, 2024:
Total Return Swaps
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Long
Automobiles & Components
BorgWarner, Inc.	USFF +0.250%	Weekly	MS	01/07/27	96,894	$3,205,554	$3,123,863	$54,052
General Motors Co.	USFF +0.250%	Weekly	MS	07/29/24	78,825	2,268,573	3,662,209	1,495,290
					175,719	5,474,127	6,786,072	1,549,342
Banks
Bank of America Corp.	USFF +0.250%	Weekly	MS	07/29/24	44,925	1,417,058	1,786,667	529,551
Citigroup, Inc.	USFF +0.250%	Weekly	MS	01/12/29	10,699	607,286	678,959	102,304
Citizens Financial Group, Inc.	USFF +0.250%	Weekly	MS	01/10/28	2,306	66,252	83,085	20,657
JPMorgan Chase & Co.	USFF +0.250%	Weekly	MS	07/29/24	20,630	2,324,575	4,172,624	2,104,297
PNC Financial Services Group, Inc. (The)	USFF +0.250%	Weekly	MS	07/29/24	2,225	303,911	345,943	97,160
Truist Financial Corp.	USFF +0.250%	Weekly	MS	01/10/28	5,303	174,093	206,022	53,606
US Bancorp	USFF +0.250%	Weekly	MS	01/10/28	6,145	214,098	243,956	55,022
Wells Fargo & Co.	USFF +0.250%	Weekly	MS	01/12/29	14,764	825,481	876,834	84,891
					106,997	5,932,754	8,394,090	3,047,488
Capital Goods
3M Co.	USFF +0.250%	Weekly	MS	01/12/29	12,908	1,258,529	1,319,069	108,396
A. O. Smith Corp.	USFF +0.250%	Weekly	MS	01/07/27	39,501	2,962,053	3,230,392	405,748
AMETEK, Inc.	USFF +0.250%	Weekly	MS	07/29/24	11,698	1,873,899	1,950,174	151,189
Builders FirstSource, Inc.	USFF +0.250%	Weekly	MS	07/11/28	51,551	8,168,740	7,135,174	(766,888)
Caterpillar, Inc.	USFF +0.250%	Weekly	MS	07/08/27	15,813	4,323,032	5,267,310	1,159,137
Cummins, Inc.	USFF +0.250%	Weekly	MS	01/12/29	8,693	2,190,083	2,407,352	308,483
Eaton Corp. PLC (Ireland)	USFF +0.250%	Weekly	MS	01/10/28	3,958	1,053,216	1,241,031	239,431
Emerson Electric Co.	USFF +0.250%	Weekly	MS	07/29/24	13,815	1,423,393	1,521,860	175,968
Fortive Corp.	USFF +0.250%	Weekly	MS	01/12/29	3,980	297,429	294,918	7,724
GE Vernova, Inc.	USFF +0.250%	Weekly	MS	01/07/27	955	85,264	163,792	82,969
Generac Holdings, Inc.	USFF +0.250%	Weekly	MS	01/12/29	24,352	3,542,557	3,219,821	(206,135)
General Dynamics Corp.	USFF +0.250%	Weekly	MS	07/29/24	2,208	480,831	640,629	189,402
General Electric Co.	USFF +0.250%	Weekly	MS	01/07/27	16,741	1,879,397	2,661,317	844,565
Honeywell International, Inc.	USFF +0.250%	Weekly	MS	01/12/29	2,664	532,230	568,871	60,971
Howmet Aerospace, Inc.	USFF +0.250%	Weekly	MS	07/08/27	33,290	2,075,766	2,584,303	577,552
Illinois Tool Works, Inc.	USFF +0.250%	Weekly	MS	01/07/27	5,903	1,413,333	1,398,775	76,785

GOTHAM INDEX PLUS FUND
Portfolio of Investments (Continued)
June 30, 2024
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Capital Goods — (continued)
Ingersoll Rand, Inc.	USFF +0.250%	Weekly	MS	01/10/28	16,025	$1,213,464	$1,455,711	$284,008
Johnson Controls International PLC (Ireland)	USFF +0.250%	Weekly	MS	07/29/24	12,100	612,694	804,287	213,145
Lockheed Martin Corp.	USFF +0.250%	Weekly	MS	07/29/24	8,958	3,976,889	4,184,282	447,346
Masco Corp.	USFF +0.250%	Weekly	MS	07/08/27	46,573	2,871,268	3,105,022	367,979
Northrop Grumman Corp.	USFF +0.250%	Weekly	MS	07/29/24	659	290,680	287,291	19,893
Otis Worldwide Corp.	USFF +0.250%	Weekly	MS	01/10/28	22,651	1,974,922	2,180,385	271,207
PACCAR, Inc.	USFF +0.250%	Weekly	MS	07/08/27	729	68,484	75,043	44,987
Parker-Hannifin Corp.	USFF +0.250%	Weekly	MS	01/10/28	3,796	1,566,674	1,920,055	424,060
Pentair PLC (Ireland)	USFF +0.250%	Weekly	MS	07/29/24	11,130	647,946	853,337	260,914
Quanta Services, Inc.	USFF +0.250%	Weekly	MS	01/12/29	2,238	541,081	568,653	46,976
Snap-on, Inc.	USFF +0.250%	Weekly	MS	07/29/24	12,411	2,752,933	3,244,111	750,745
Stanley Black & Decker, Inc.	USFF +0.250%	Weekly	MS	01/12/29	22,536	1,974,470	1,800,401	(78,601)
Textron, Inc.	USFF +0.250%	Weekly	MS	01/05/26	46,316	3,540,110	3,976,692	554,228
Trane Technologies PLC (Ireland)	USFF +0.250%	Weekly	MS	07/29/24	3,109	837,047	1,022,643	227,473
TransDigm Group, Inc.	USFF +0.250%	Weekly	MS	01/10/28	1,125	1,086,137	1,437,311	413,391
United Rentals, Inc.	USFF +0.250%	Weekly	MS	01/12/29	4,964	3,195,947	3,210,368	125,776
WW Grainger, Inc.	USFF +0.250%	Weekly	MS	07/29/24	2,167	1,726,395	1,955,154	317,062
					465,517	62,436,893	67,685,534	8,105,886
Commercial & Professional Services
Automatic Data Processing, Inc.	USFF +0.250%	Weekly	MS	07/29/24	19,843	4,740,031	4,736,326	226,683
Broadridge Financial Solutions, Inc.	USFF +0.250%	Weekly	MS	07/11/28	2,137	406,131	420,989	32,448
Cintas Corp.	USFF +0.250%	Weekly	MS	01/12/29	2,981	1,990,668	2,087,475	166,656
Jacobs Solutions, Inc.	USFF +0.250%	Weekly	MS	01/10/28	19,232	2,427,966	2,686,903	339,480
Leidos Holdings, Inc.	USFF +0.250%	Weekly	MS	07/11/28	33,235	3,477,483	4,848,322	1,522,051
Paychex, Inc.	USFF +0.250%	Weekly	MS	01/12/29	7,900	949,007	936,624	21,872
Republic Services, Inc.	USFF +0.250%	Weekly	MS	01/10/28	3,855	592,547	749,181	183,386
Veralto Corp.	USFF +0.250%	Weekly	MS	07/29/24	33,427	2,428,167	3,191,276	843,577
					122,610	17,012,000	19,657,096	3,336,153
Consumer Discretionary Distribution & Retail
Amazon.com, Inc.	USFF +0.250%	Weekly	MS	07/29/24	91,598	10,965,447	17,701,313	7,123,532
AutoZone, Inc.	USFF +0.250%	Weekly	MS	07/11/28	869	2,314,904	2,575,803	337,672
Bath & Body Works, Inc.	USFF +0.250%	Weekly	MS	01/12/29	113,626	5,094,953	4,437,095	(490,897)
Best Buy Co., Inc.	USFF +0.250%	Weekly	MS	07/29/24	16,417	1,178,415	1,383,789	309,295
eBay, Inc.	USFF +0.250%	Weekly	MS	07/29/24	31,964	1,468,378	1,717,106	345,996
Genuine Parts Co.	USFF +0.250%	Weekly	MS	01/12/29	5,648	807,475	781,231	8,323

GOTHAM INDEX PLUS FUND
Portfolio of Investments (Continued)
June 30, 2024
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Consumer Discretionary Distribution & Retail — (continued)
Home Depot, Inc. (The)	USFF +0.250%	Weekly	MS	01/10/28	8,251	$2,619,954	$2,840,324	$353,620
LKQ Corp.	USFF +0.250%	Weekly	MS	07/11/28	61,459	2,695,901	2,556,080	(38,139)
Lowe's Cos., Inc.	USFF +0.250%	Weekly	MS	07/29/24	8,291	1,637,227	1,827,834	304,494
Ross Stores, Inc.	USFF +0.250%	Weekly	MS	01/12/29	5,571	795,265	809,578	43,570
TJX Cos., Inc. (The)	USFF +0.250%	Weekly	MS	01/10/28	16,942	1,496,533	1,865,314	436,065
Ulta Beauty, Inc.	USFF +0.250%	Weekly	MS	07/11/28	7,411	3,199,036	2,859,683	(233,897)
					368,047	34,273,488	41,355,150	8,499,634
Consumer Durables & Apparel
Deckers Outdoor Corp.	USFF +0.250%	Weekly	MS	01/12/29	4,730	4,204,397	4,578,403	509,978
DR Horton, Inc.	USFF +0.250%	Weekly	MS	07/29/24	7,726	974,490	1,088,825	154,058
Garmin Ltd. (Switzerland)	USFF +0.250%	Weekly	MS	01/10/28	7,236	783,323	1,178,889	461,114
Hasbro, Inc.	USFF +0.250%	Weekly	MS	01/12/29	15,454	965,652	904,059	(28,591)
Lennar Corp., Class A	USFF +0.250%	Weekly	MS	07/29/24	1,587	146,207	237,844	105,272
Mohawk Industries, Inc.	USFF +0.250%	Weekly	MS	07/11/28	15,005	1,383,003	1,704,418	367,957
PulteGroup, Inc.	USFF +0.250%	Weekly	MS	01/10/28	16,660	1,221,943	1,834,266	666,060
Ralph Lauren Corp.	USFF +0.250%	Weekly	MS	07/11/28	13,433	1,539,869	2,351,581	894,574
Tapestry, Inc.	USFF +0.250%	Weekly	MS	07/29/24	66,785	1,885,442	2,857,730	1,112,119
					148,616	13,104,326	16,736,015	4,242,541
Consumer Services
Booking Holdings, Inc.	USFF +0.250%	Weekly	MS	07/08/27	721	2,219,625	2,856,241	721,433
Caesars Entertainment, Inc.	USFF +0.250%	Weekly	MS	01/10/28	82,545	3,508,705	3,280,338	(122,944)
Darden Restaurants, Inc.	USFF +0.250%	Weekly	MS	01/12/29	12,108	1,832,782	1,832,183	35,399
Expedia Group, Inc.	USFF +0.250%	Weekly	MS	01/12/29	5,593	728,080	704,662	1,863
Hilton Worldwide Holdings, Inc.	USFF +0.250%	Weekly	MS	01/12/29	8,210	1,636,997	1,791,422	223,555
Marriott International, Inc., Class A	USFF +0.250%	Weekly	MS	01/05/26	11,416	2,383,424	2,760,046	519,395
McDonald's Corp.	USFF +0.250%	Weekly	MS	07/29/24	10,577	2,664,670	2,695,443	253,518
MGM Resorts International	USFF +0.250%	Weekly	MS	07/11/28	21,598	753,927	959,815	232,021
Starbucks Corp.	USFF +0.250%	Weekly	MS	01/12/29	665	51,093	51,770	6,440
Yum! Brands, Inc.	USFF +0.250%	Weekly	MS	07/29/24	13,948	1,767,318	1,847,552	205,426
					167,381	17,546,621	18,779,472	2,076,106
Consumer Staples Distribution & Retail
Costco Wholesale Corp.	USFF +0.250%	Weekly	MS	07/11/28	2,742	1,581,340	2,330,673	845,030
Kroger Co. (The)	USFF +0.250%	Weekly	MS	07/29/24	18,269	877,130	912,171	80,333
Sysco Corp.	USFF +0.250%	Weekly	MS	01/10/28	7,571	530,533	540,494	33,366

GOTHAM INDEX PLUS FUND
Portfolio of Investments (Continued)
June 30, 2024
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Consumer Staples Distribution & Retail — (continued)
Target Corp.	USFF +0.250%	Weekly	MS	07/11/28	27,833	$4,332,319	$4,120,397	$(46,373)
Walgreens Boots Alliance, Inc.	USFF +0.250%	Weekly	MS	01/12/29	62,909	924,400	760,884	(127,107)
Walmart, Inc.	USFF +0.250%	Weekly	MS	07/29/24	16,336	976,214	1,106,111	219,219
					135,660	9,221,936	9,770,730	1,004,468
Energy
APA Corp.	USFF +0.250%	Weekly	MS	07/29/24	74,129	2,009,991	2,182,358	239,248
Baker Hughes Co.	USFF +0.250%	Weekly	MS	01/10/28	33,436	980,266	1,175,944	229,154
Chevron Corp.	USFF +0.250%	Weekly	MS	01/12/29	17,500	2,785,484	2,737,350	41,309
ConocoPhillips	USFF +0.250%	Weekly	MS	01/07/27	2,320	244,998	265,362	49,800
Devon Energy Corp.	USFF +0.250%	Weekly	MS	07/11/28	91,827	3,996,374	4,352,600	566,594
Diamondback Energy, Inc.	USFF +0.250%	Weekly	MS	01/12/29	16,462	3,294,320	3,295,528	107,923
EOG Resources, Inc.	USFF +0.250%	Weekly	MS	07/29/24	22,719	2,670,148	2,859,641	431,182
Exxon Mobil Corp.	USFF +0.250%	Weekly	MS	07/06/26	29,784	2,945,393	3,428,734	696,725
Halliburton Co.	USFF +0.250%	Weekly	MS	07/29/24	36,878	1,141,870	1,245,739	181,443
Kinder Morgan, Inc.	USFF +0.250%	Weekly	MS	01/10/28	107,987	1,907,725	2,145,702	366,095
Marathon Oil Corp.	USFF +0.250%	Weekly	MS	01/12/29	70,105	1,819,359	2,009,910	257,605
Marathon Petroleum Corp.	USFF +0.250%	Weekly	MS	07/29/24	5,560	801,672	964,549	233,907
SPDR S&P 500 ETF Trust	USFF +0.250%	Weekly	MS	01/12/29	289	158,371	157,280	6,569
Valero Energy Corp.	USFF +0.250%	Weekly	MS	07/06/26	10,273	1,395,875	1,610,395	303,251
					519,269	26,151,846	28,431,092	3,710,805
Equity Real Estate Investment Trusts (REITs)
Alexandria Real Estate Equities, Inc.	USFF +0.250%	Weekly	MS	07/11/28	13,497	1,371,575	1,578,744	294,693
American Tower Corp.	USFF +0.250%	Weekly	MS	07/08/27	2,498	459,960	485,561	42,198
AvalonBay Communities, Inc.	USFF +0.250%	Weekly	MS	07/29/24	6,678	1,228,882	1,381,611	239,192
Camden Property Trust	USFF +0.250%	Weekly	MS	07/11/28	14,400	1,243,398	1,571,184	369,799
Digital Realty Trust, Inc.	USFF +0.250%	Weekly	MS	01/10/28	12,321	1,601,843	1,873,408	405,269
Extra Space Storage, Inc.	USFF +0.250%	Weekly	MS	07/29/24	12,119	1,418,059	1,883,414	570,770
Healthpeak Properties, Inc.	USFF +0.250%	Weekly	MS	07/11/28	13,221	205,168	259,132	86,752
Prologis, Inc.	USFF +0.250%	Weekly	MS	07/08/27	4,390	458,069	493,041	68,409
Realty Income Corp.	USFF +0.250%	Weekly	MS	07/11/28	50,199	2,572,175	2,651,511	244,623
Simon Property Group, Inc.	USFF +0.250%	Weekly	MS	07/29/24	18,107	2,508,952	2,748,643	401,086

GOTHAM INDEX PLUS FUND
Portfolio of Investments (Continued)
June 30, 2024
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Equity Real Estate Investment Trusts (REITs) — (continued)
VICI Properties, Inc.	USFF +0.250%	Weekly	MS	07/08/27	41,176	$1,194,993	$1,179,281	$24,730
Welltower, Inc.	USFF +0.250%	Weekly	MS	07/08/27	13,202	1,243,542	1,376,308	200,021
					201,808	15,506,616	17,481,838	2,947,542
Financial Services
American Express Co.	USFF +0.250%	Weekly	MS	01/07/27	5,216	753,607	1,207,765	499,834
Ameriprise Financial, Inc.	USFF +0.250%	Weekly	MS	07/11/28	624	256,808	266,567	20,745
Berkshire Hathaway, Inc., Class B	USFF +0.250%	Weekly	MS	07/29/24	16,671	3,730,640	6,781,763	3,173,825
BlackRock, Inc.	USFF +0.250%	Weekly	MS	07/29/24	2,388	1,389,531	1,880,120	713,755
Blackstone, Inc.	USFF +0.250%	Weekly	MS	07/11/28	5,421	688,113	671,120	7,006
Capital One Financial Corp.	USFF +0.250%	Weekly	MS	07/08/27	6,723	619,342	930,799	359,866
Cboe Global Markets, Inc.	USFF +0.250%	Weekly	MS	01/10/28	12,736	2,236,546	2,165,884	3,569
Charles Schwab Corp. (The)	USFF +0.250%	Weekly	MS	01/07/27	7,030	454,955	518,041	93,062
CME Group, Inc.	USFF +0.250%	Weekly	MS	07/08/27	11,643	2,377,439	2,289,014	(24,019)
Corpay, Inc.	USFF +0.250%	Weekly	MS	07/08/27	13,967	3,431,945	3,720,948	392,908
Discover Financial Services	USFF +0.250%	Weekly	MS	01/12/29	1,231	153,550	161,027	14,336
Fiserv, Inc.	USFF +0.250%	Weekly	MS	01/10/28	36,310	4,592,926	5,411,642	969,391
Franklin Resources, Inc.	USFF +0.250%	Weekly	MS	07/29/24	79,070	2,205,064	1,767,214	(148,086)
Goldman Sachs Group, Inc. (The)	USFF +0.250%	Weekly	MS	07/08/27	2,513	873,664	1,136,680	332,732
Intercontinental Exchange, Inc.	USFF +0.250%	Weekly	MS	07/29/24	21,079	2,685,049	2,885,504	334,615
Invesco Ltd. (Bermuda)	USFF +0.250%	Weekly	MS	07/29/24	2,336	32,543	34,947	11,011
KKR & Co., Inc.	USFF +0.250%	Weekly	MS	01/12/29	3,640	397,099	383,074	532
Mastercard, Inc., Class A	USFF +0.250%	Weekly	MS	07/29/24	5,745	2,232,989	2,534,464	402,743
Moody's Corp.	USFF +0.250%	Weekly	MS	01/12/29	3,888	1,585,218	1,636,576	104,459
Nasdaq, Inc.	USFF +0.250%	Weekly	MS	07/29/24	16,466	977,216	992,241	53,863
Northern Trust Corp.	USFF +0.250%	Weekly	MS	07/11/28	1,331	93,672	111,777	25,815
PayPal Holdings, Inc.	USFF +0.250%	Weekly	MS	07/11/28	82,158	4,305,986	4,767,629	603,009
Raymond James Financial, Inc.	USFF +0.250%	Weekly	MS	01/07/27	918	93,675	113,474	27,051
S&P Global, Inc.	USFF +0.250%	Weekly	MS	11/03/25	2,908	1,174,740	1,296,968	167,659
T Rowe Price Group, Inc.	USFF +0.250%	Weekly	MS	07/29/24	13,275	1,444,407	1,530,740	348,850
Visa, Inc., Class A	USFF +0.250%	Weekly	MS	07/29/24	14,460	3,460,736	3,795,316	505,218
					369,747	42,247,460	48,991,294	8,993,749
Food, Beverage & Tobacco
Altria Group, Inc.	USFF +0.250%	Weekly	MS	07/29/24	28,406	1,188,565	1,293,893	374,167

GOTHAM INDEX PLUS FUND
Portfolio of Investments (Continued)
June 30, 2024
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Food, Beverage & Tobacco — (continued)
Archer-Daniels-Midland Co.	USFF +0.250%	Weekly	MS	07/29/24	58,436	$3,482,552	$3,532,456	$228,637
Campbell Soup Co.	USFF +0.250%	Weekly	MS	07/11/28	695	27,358	31,407	11,683
Coca-Cola Co. (The)	USFF +0.250%	Weekly	MS	07/29/24	58,055	3,349,902	3,695,201	650,787
Conagra Brands, Inc.	USFF +0.250%	Weekly	MS	01/12/29	114,159	3,276,974	3,244,399	132,069
Constellation Brands, Inc., Class A	USFF +0.250%	Weekly	MS	07/11/28	2,900	685,774	746,112	91,866
General Mills, Inc.	USFF +0.250%	Weekly	MS	07/29/24	18,404	1,171,359	1,164,237	111,052
Hershey Co. (The)	USFF +0.250%	Weekly	MS	01/05/26	965	182,488	177,396	2,818
Hormel Foods Corp.	USFF +0.250%	Weekly	MS	01/12/29	74,494	2,285,343	2,271,322	61,794
Kellanova	USFF +0.250%	Weekly	MS	07/08/27	45,949	2,634,559	2,650,338	168,637
Keurig Dr Pepper, Inc.	USFF +0.250%	Weekly	MS	01/10/28	56,649	1,727,622	1,892,077	222,176
Kraft Heinz Co. (The)	USFF +0.250%	Weekly	MS	07/29/24	90,133	3,130,545	2,904,085	63,988
McCormick & Co., Inc.	USFF +0.250%	Weekly	MS	01/12/29	16,224	1,103,349	1,150,931	97,329
Molson Coors Beverage Co., Class B	USFF +0.250%	Weekly	MS	07/29/24	18,212	996,045	925,716	(21,311)
Mondelez International, Inc., Class A	USFF +0.250%	Weekly	MS	01/05/26	32,979	2,224,436	2,158,146	71,929
Philip Morris International, Inc.	USFF +0.250%	Weekly	MS	07/29/24	14,159	1,331,254	1,434,731	233,060
					630,819	28,798,125	29,272,447	2,500,681
Health Care Equipment & Services
Abbott Laboratories	USFF +0.250%	Weekly	MS	07/29/24	11,852	1,177,994	1,231,541	166,554
Baxter International, Inc.	USFF +0.250%	Weekly	MS	07/11/28	107,322	3,515,123	3,589,921	246,153
Cardinal Health, Inc.	USFF +0.250%	Weekly	MS	07/08/27	21,934	1,864,301	2,156,551	411,948
Cencora, Inc.	USFF +0.250%	Weekly	MS	01/05/26	12,226	2,214,521	2,754,518	643,049
Centene Corp.	USFF +0.250%	Weekly	MS	01/10/28	22,100	1,497,625	1,465,230	17,865
Cigna Group (The)	USFF +0.250%	Weekly	MS	07/06/26	10,523	3,195,001	3,478,588	441,036
CVS Health Corp.	USFF +0.250%	Weekly	MS	07/29/24	58,580	3,471,665	3,459,735	219,968
DaVita, Inc.	USFF +0.250%	Weekly	MS	01/10/28	12,585	1,011,929	1,743,903	785,804
GE HealthCare Technologies, Inc.	USFF +0.250%	Weekly	MS	01/07/27	32,959	2,291,549	2,568,165	352,632
HCA Healthcare, Inc.	USFF +0.250%	Weekly	MS	07/29/24	7,582	1,824,605	2,435,945	694,316
Hologic, Inc.	USFF +0.250%	Weekly	MS	07/29/24	41,281	3,050,655	3,065,114	112,940
McKesson Corp.	USFF +0.250%	Weekly	MS	07/29/24	2,574	1,223,647	1,503,319	328,761
Medtronic PLC (Ireland)	USFF +0.250%	Weekly	MS	01/12/29	58,270	4,812,825	4,586,432	(13,288)
Molina Healthcare, Inc.	USFF +0.250%	Weekly	MS	01/07/27	8,744	2,916,569	2,599,591	(220,686)
ResMed, Inc.	USFF +0.250%	Weekly	MS	01/12/29	11,099	2,302,189	2,124,571	(98,242)
Solventum Corp.	USFF +0.250%	Weekly	MS	01/12/29	135,005	8,655,458	7,139,064	(1,233,926)
Teleflex, Inc.	USFF +0.250%	Weekly	MS	07/11/28	6,595	1,339,671	1,387,126	92,522

GOTHAM INDEX PLUS FUND
Portfolio of Investments (Continued)
June 30, 2024
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Health Care Equipment & Services — (continued)
UnitedHealth Group, Inc.	USFF +0.250%	Weekly	MS	07/29/24	2,720	$1,246,372	$1,385,187	$222,565
Zimmer Biomet Holdings, Inc.	USFF +0.250%	Weekly	MS	07/11/28	24,718	2,770,306	2,682,645	6,996
					588,669	50,382,005	51,357,146	3,176,967
Household & Personal Products
Colgate-Palmolive Co.	USFF +0.250%	Weekly	MS	07/11/28	34,786	2,646,911	3,375,633	855,186
Kenvue, Inc.	USFF +0.250%	Weekly	MS	07/11/28	71,599	1,349,320	1,301,670	(2,436)
Kimberly-Clark Corp.	USFF +0.250%	Weekly	MS	01/07/27	21,279	2,656,911	2,940,758	470,573
Procter & Gamble Co. (The)	USFF +0.250%	Weekly	MS	07/29/24	21,643	3,181,162	3,569,364	609,456
					149,307	9,834,304	11,187,425	1,932,779
Insurance
Aflac, Inc.	USFF +0.250%	Weekly	MS	07/29/24	13,749	1,109,868	1,227,923	194,352
American International Group, Inc.	USFF +0.250%	Weekly	MS	01/12/29	19,758	1,553,404	1,466,834	(28,863)
Aon PLC, Class A (Ireland)	USFF +0.250%	Weekly	MS	01/12/29	8,560	2,555,877	2,513,045	41,759
Assurant, Inc.	USFF +0.250%	Weekly	MS	07/29/24	439	55,064	72,984	25,455
Brown & Brown, Inc.	USFF +0.250%	Weekly	MS	07/08/27	35,883	2,594,553	3,208,299	699,592
Chubb Ltd. (Switzerland)	USFF +0.250%	Weekly	MS	01/10/28	9,981	2,418,049	2,545,953	227,753
Cincinnati Financial Corp.	USFF +0.250%	Weekly	MS	01/10/28	9,677	972,131	1,142,854	227,023
Hartford Financial Services Group, Inc. (The)	USFF +0.250%	Weekly	MS	01/12/29	20,660	2,027,624	2,077,156	125,995
Loews Corp.	USFF +0.250%	Weekly	MS	07/29/24	25,477	1,681,760	1,904,151	286,695
MetLife, Inc.	USFF +0.250%	Weekly	MS	01/12/29	12,521	836,813	878,849	83,232
Prudential Financial, Inc.	USFF +0.250%	Weekly	MS	01/12/29	23,770	2,626,143	2,785,606	274,512
Travelers Cos., Inc. (The)	USFF +0.250%	Weekly	MS	01/12/29	6,247	1,396,101	1,270,265	(72,924)
Willis Towers Watson PLC (Ireland)	USFF +0.250%	Weekly	MS	07/11/28	10,324	2,563,142	2,706,333	248,006
					197,046	22,390,529	23,800,252	2,332,587
Materials
Avery Dennison Corp.	USFF +0.250%	Weekly	MS	01/12/29	17,029	3,850,365	3,723,391	12,088
Ball Corp.	USFF +0.250%	Weekly	MS	01/12/29	33,066	2,281,154	1,984,621	(215,027)
Celanese Corp.	USFF +0.250%	Weekly	MS	01/12/29	30,006	4,496,462	4,047,509	(294,240)
CF Industries Holdings, Inc.	USFF +0.250%	Weekly	MS	07/29/24	815	56,148	60,408	18,316
Corteva, Inc.	USFF +0.250%	Weekly	MS	01/12/29	92,008	5,161,878	4,962,911	(16,728)
DuPont de Nemours, Inc.	USFF +0.250%	Weekly	MS	01/12/29	28,832	2,285,139	2,320,688	118,086

GOTHAM INDEX PLUS FUND
Portfolio of Investments (Continued)
June 30, 2024
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Materials — (continued)
Eastman Chemical Co.	USFF +0.250%	Weekly	MS	07/11/28	9,698	$752,044	$950,113	$247,707
Ecolab, Inc.	USFF +0.250%	Weekly	MS	07/11/28	6,158	1,130,135	1,465,604	382,278
International Paper Co.	USFF +0.250%	Weekly	MS	07/29/24	55,056	1,863,192	2,375,666	734,790
Linde PLC (Ireland)	USFF +0.250%	Weekly	MS	07/29/24	6,789	2,560,257	2,979,081	503,557
LyondellBasell Industries NV, Class A (Netherlands)	USFF +0.250%	Weekly	MS	07/08/27	6,690	604,552	639,965	64,282
Martin Marietta Materials, Inc.	USFF +0.250%	Weekly	MS	07/11/28	4,150	2,219,463	2,248,470	106,267
Packaging Corp. of America	USFF +0.250%	Weekly	MS	07/08/27	10,657	1,610,412	1,945,542	465,301
PPG Industries, Inc.	USFF +0.250%	Weekly	MS	07/11/28	9,275	1,209,527	1,167,630	1,216
Steel Dynamics, Inc.	USFF +0.250%	Weekly	MS	07/08/27	15,149	1,852,455	1,961,795	171,045
					325,378	31,933,183	32,833,394	2,298,938
Media & Entertainment
Alphabet, Inc., Class A	USFF +0.250%	Weekly	MS	07/29/24	81,258	7,073,026	14,801,145	7,991,944
Charter Communications, Inc., Class A	USFF +0.250%	Weekly	MS	01/12/29	11,621	3,092,586	3,474,214	497,836
Electronic Arts, Inc.	USFF +0.250%	Weekly	MS	01/07/27	3,199	384,600	445,717	77,349
Interpublic Group of Cos., Inc. (The)	USFF +0.250%	Weekly	MS	07/29/24	38,416	1,111,875	1,117,521	158,720
Meta Platforms, Inc., Class A	USFF +0.250%	Weekly	MS	07/29/24	15,577	3,509,473	7,854,235	4,492,141
Netflix, Inc.	USFF +0.250%	Weekly	MS	01/07/27	3,891	2,211,748	2,625,958	487,637
News Corp., Class A	USFF +0.250%	Weekly	MS	07/08/27	19,059	428,598	525,457	116,064
Omnicom Group, Inc.	USFF +0.250%	Weekly	MS	07/08/27	12,093	985,756	1,084,742	169,060
Take-Two Interactive Software, Inc.	USFF +0.250%	Weekly	MS	07/29/24	930	120,184	144,606	29,994
Walt Disney Co. (The)	USFF +0.250%	Weekly	MS	07/11/28	58,902	5,880,906	5,848,380	163,339
					244,946	24,798,752	37,921,975	14,184,084
Pharmaceuticals, Biotechnology & Life Sciences
AbbVie, Inc.	USFF +0.250%	Weekly	MS	07/29/24	28,589	4,389,125	4,903,585	658,524
Biogen, Inc.	USFF +0.250%	Weekly	MS	01/12/29	8,056	1,738,171	1,867,542	199,914
Bio-Rad Laboratories, Inc., Class A	USFF +0.250%	Weekly	MS	07/06/26	6,441	1,766,197	1,759,101	51,877
Bristol-Myers Squibb Co.	USFF +0.250%	Weekly	MS	07/06/26	143,928	6,436,104	5,977,330	(178,164)
Danaher Corp.	USFF +0.250%	Weekly	MS	07/29/24	7,296	1,691,760	1,822,906	204,307
Eli Lilly & Co.	USFF +0.250%	Weekly	MS	01/12/29	1,149	923,464	1,040,282	149,303
Gilead Sciences, Inc.	USFF +0.250%	Weekly	MS	07/29/24	73,416	5,138,235	5,037,072	227,633
Incyte Corp.	USFF +0.250%	Weekly	MS	07/11/28	27,654	1,464,043	1,676,385	261,515
IQVIA Holdings, Inc.	USFF +0.250%	Weekly	MS	07/11/28	12,371	2,774,259	2,615,724	(66,860)

GOTHAM INDEX PLUS FUND
Portfolio of Investments (Continued)
June 30, 2024
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Pharmaceuticals, Biotechnology & Life Sciences — (continued)
Johnson & Johnson	USFF +0.250%	Weekly	MS	07/29/24	34,429	$4,986,626	$5,032,143	$613,187
Merck & Co., Inc.	USFF +0.250%	Weekly	MS	07/29/24	26,469	2,888,801	3,276,862	623,348
Mettler-Toledo International, Inc.	USFF +0.250%	Weekly	MS	07/11/28	653	712,026	912,626	225,375
Thermo Fisher Scientific, Inc.	USFF +0.250%	Weekly	MS	01/12/29	2,266	1,237,660	1,253,098	58,855
Vertex Pharmaceuticals, Inc.	USFF +0.250%	Weekly	MS	07/06/26	2,169	794,267	1,016,654	249,793
Viatris, Inc.	USFF +0.250%	Weekly	MS	07/11/28	142,485	1,391,099	1,514,616	206,432
					517,371	38,331,837	39,705,926	3,485,039
Real Estate Management & Development
CBRE Group, Inc., Class A	USFF +0.250%	Weekly	MS	01/12/29	24,701	2,224,917	2,201,106	50,043
Semiconductors & Semiconductor Equipment
Applied Materials, Inc.	USFF +0.250%	Weekly	MS	07/29/24	12,448	1,892,555	2,937,604	1,149,797
Broadcom, Inc.	USFF +0.250%	Weekly	MS	07/29/24	4,277	4,597,283	6,866,852	2,442,018
KLA Corp.	USFF +0.250%	Weekly	MS	07/29/24	2,049	1,366,865	1,689,421	396,161
Lam Research Corp.	USFF +0.250%	Weekly	MS	07/29/24	1,611	1,315,985	1,715,473	462,772
Microchip Technology, Inc.	USFF +0.250%	Weekly	MS	01/10/28	10,127	803,479	926,620	160,307
Micron Technology, Inc.	USFF +0.250%	Weekly	MS	07/29/24	6,456	375,665	849,158	487,219
NVIDIA Corp.	USFF +0.250%	Weekly	MS	01/10/28	124,395	5,593,423	15,367,758	9,960,208
NXP Semiconductors NV (Netherlands)	USFF +0.250%	Weekly	MS	01/07/27	9,536	1,838,180	2,566,042	789,170
Qorvo, Inc.	USFF +0.250%	Weekly	MS	01/12/29	34,819	3,657,064	4,040,397	504,942
QUALCOMM, Inc.	USFF +0.250%	Weekly	MS	07/08/27	32,899	4,886,716	6,552,823	1,914,930
Skyworks Solutions, Inc.	USFF +0.250%	Weekly	MS	01/10/28	37,007	3,564,776	3,944,206	558,879
					275,624	29,891,991	47,456,354	18,826,403
Software & Services
Accenture PLC, Class A (Ireland)	USFF +0.250%	Weekly	MS	07/11/28	14,857	4,375,290	4,507,762	285,857
Adobe, Inc.	USFF +0.250%	Weekly	MS	07/08/27	449	198,415	249,437	86,539
ANSYS, Inc.	USFF +0.250%	Weekly	MS	07/08/27	604	133,932	194,186	66,255
Cadence Design Systems, Inc.	USFF +0.250%	Weekly	MS	07/29/24	1,390	328,383	427,772	112,183
Cognizant Technology Solutions Corp., Class A	USFF +0.250%	Weekly	MS	07/29/24	3,525	214,823	239,700	47,351
Crowdstrike Holdings, Inc., Class A	USFF +0.250%	Weekly	MS	01/12/29	3,130	1,196,916	1,199,385	42,974

GOTHAM INDEX PLUS FUND
Portfolio of Investments (Continued)
June 30, 2024
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Software & Services — (continued)
EPAM Systems, Inc.	USFF +0.250%	Weekly	MS	07/06/26	385	$170,713	$72,422	$(91,376)
Fair Isaac Corp.	USFF +0.250%	Weekly	MS	01/10/28	383	510,709	570,157	77,691
Gen Digital, Inc.	USFF +0.250%	Weekly	MS	07/11/28	245,591	4,831,496	6,134,863	1,545,512
GoDaddy, Inc., Class A	USFF +0.250%	Weekly	MS	01/12/29	5,983	835,500	835,885	29,165
International Business Machines Corp.	USFF +0.250%	Weekly	MS	01/10/28	12,134	1,770,441	2,098,575	453,938
Intuit, Inc.	USFF +0.250%	Weekly	MS	01/12/29	4,295	2,514,487	2,822,717	391,478
Microsoft Corp.	USFF +0.250%	Weekly	MS	07/29/24	50,977	13,304,334	22,784,170	10,333,856
Roper Technologies, Inc.	USFF +0.250%	Weekly	MS	07/08/27	2,810	1,401,083	1,583,885	234,416
Salesforce, Inc.	USFF +0.250%	Weekly	MS	07/08/27	11,337	2,444,054	2,914,743	558,495
Synopsys, Inc.	USFF +0.250%	Weekly	MS	07/29/24	910	453,306	541,505	104,580
VeriSign, Inc.	USFF +0.250%	Weekly	MS	01/07/27	14,427	2,651,927	2,565,121	(79)
					373,187	37,335,809	49,742,285	14,278,835
Technology Hardware & Equipment
Amphenol Corp., Class A	USFF +0.250%	Weekly	MS	01/10/28	57,009	2,907,060	3,840,696	1,074,744
Apple, Inc.	USFF +0.250%	Weekly	MS	07/29/24	114,412	10,738,741	24,097,455	14,179,008
CDW Corp.	USFF +0.250%	Weekly	MS	01/07/27	5,005	946,873	1,120,319	215,880
Cisco Systems, Inc.	USFF +0.250%	Weekly	MS	07/29/24	89,883	3,843,636	4,270,341	892,152
F5, Inc.	USFF +0.250%	Weekly	MS	01/10/28	22,238	3,615,085	3,830,051	333,919
Hewlett Packard Enterprise Co.	USFF +0.250%	Weekly	MS	01/10/28	58,596	1,165,296	1,240,477	128,064
HP, Inc.	USFF +0.250%	Weekly	MS	07/29/24	101,390	2,811,091	3,550,678	1,078,983
Jabil, Inc.	USFF +0.250%	Weekly	MS	07/11/28	19,467	2,439,547	2,117,815	(240,915)
Keysight Technologies, Inc.	USFF +0.250%	Weekly	MS	01/12/29	12,542	1,854,772	1,715,118	(77,808)
Motorola Solutions, Inc.	USFF +0.250%	Weekly	MS	01/12/29	4,372	1,415,750	1,687,811	327,724
NetApp, Inc.	USFF +0.250%	Weekly	MS	07/08/27	28,426	2,403,735	3,661,269	1,430,795
Super Micro Computer, Inc.	USFF +0.250%	Weekly	MS	01/12/29	3,914	3,156,618	3,206,936	154,397
Teledyne Technologies, Inc.	USFF +0.250%	Weekly	MS	07/29/24	2,404	924,394	932,704	39,974
					519,658	38,222,598	55,271,670	19,536,917
Telecommunication Services
AT&T, Inc.	USFF +0.250%	Weekly	MS	07/08/27	50,558	805,620	966,163	239,725
T-Mobile US, Inc.	USFF +0.250%	Weekly	MS	07/29/24	9,353	1,331,339	1,647,812	377,183
Verizon Communications, Inc.	USFF +0.250%	Weekly	MS	07/08/27	44,370	1,684,463	1,829,819	255,530
					104,281	3,821,422	4,443,794	872,438
Transportation
American Airlines Group, Inc.	USFF +0.250%	Weekly	MS	01/10/28	154,392	1,868,241	1,749,261	(58,575)
CSX Corp.	USFF +0.250%	Weekly	MS	07/29/24	131,035	4,324,292	4,383,121	247,675

GOTHAM INDEX PLUS FUND
Portfolio of Investments (Continued)
June 30, 2024
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Transportation — (continued)
Delta Air Lines, Inc.	USFF +0.250%	Weekly	MS	07/11/28	99,276	$3,625,464	$4,709,653	$1,225,636
FedEx Corp.	USFF +0.250%	Weekly	MS	01/10/28	12,413	3,071,286	3,721,914	789,742
Old Dominion Freight Line, Inc.	USFF +0.250%	Weekly	MS	01/07/27	5,466	985,022	965,296	9,358
Uber Technologies, Inc.	USFF +0.250%	Weekly	MS	07/11/28	7,960	512,990	578,533	83,860
Union Pacific Corp.	USFF +0.250%	Weekly	MS	01/12/29	10,438	2,448,099	2,361,702	5,251
United Parcel Service, Inc., Class B	USFF +0.250%	Weekly	MS	07/11/28	21,325	3,042,136	2,918,326	(7,250)
					442,305	19,877,530	21,387,806	2,295,697
Utilities
Constellation Energy Corp.	USFF +0.250%	Weekly	MS	01/05/26	6,403	708,013	1,282,329	598,960
Duke Energy Corp.	USFF +0.250%	Weekly	MS	01/12/29	43,180	4,028,091	4,327,931	432,191
NRG Energy, Inc.	USFF +0.250%	Weekly	MS	07/29/24	101,502	4,343,153	7,902,946	3,870,117
PG&E Corp.	USFF +0.250%	Weekly	MS	07/08/27	9,995	141,205	174,513	39,541
Public Service Enterprise Group, Inc.	USFF +0.250%	Weekly	MS	07/08/27	21,061	1,384,437	1,552,196	242,231
					182,141	10,604,899	15,239,915	5,183,040

Total Reference Entity — Long						597,355,968	705,889,878	138,468,162
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Short
Automobiles & Components
Aptiv PLC (Jersey)	USFF -0.250%	Weekly	MS	01/07/27	(35,025)	$(3,615,319)	$(2,466,461)	$1,055,913
Ford Motor Co.	USFF -0.250%	Weekly	MS	01/10/28	(391,688)	(4,610,045)	(4,911,768)	(623,883)
					(426,713)	(8,225,364)	(7,378,229)	432,030
Banks
Fifth Third Bancorp	USFF -0.250%	Weekly	MS	01/07/27	(8,066)	(307,574)	(294,328)	(14,406)
Huntington Bancshares, Inc.	USFF -0.250%	Weekly	MS	07/06/26	(12,205)	(200,079)	(160,862)	23,799
KeyCorp.	USFF -0.250%	Weekly	MS	01/07/27	(6,548)	(160,409)	(93,047)	53,282
M&T Bank Corp.	USFF -0.250%	Weekly	MS	07/08/27	(3,266)	(603,637)	(494,342)	64,831
Regions Financial Corp.	USFF -0.250%	Weekly	MS	07/08/27	(4,532)	(113,248)	(90,821)	17,728
					(34,617)	(1,384,947)	(1,133,400)	145,234
Capital Goods
Allegion PLC (Ireland)	USFF -0.250%	Weekly	MS	01/07/27	(33,565)	(4,181,521)	(3,965,705)	66,825
Axon Enterprise, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(15,875)	(3,643,150)	(4,671,060)	(1,126,316)
Boeing Co. (The)	USFF -0.250%	Weekly	MS	07/11/28	(53,391)	(10,281,677)	(9,717,696)	262,390
Carrier Global Corp.	USFF -0.250%	Weekly	MS	01/12/29	(126,285)	(7,553,959)	(7,966,058)	(660,640)
Deere & Co.	USFF -0.250%	Weekly	MS	01/12/29	(1,991)	(732,611)	(743,897)	(30,879)
Dover Corp.	USFF -0.250%	Weekly	MS	01/12/29	(1,845)	(337,668)	(332,930)	(3,487)

GOTHAM INDEX PLUS FUND
Portfolio of Investments (Continued)
June 30, 2024
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Capital Goods — (continued)
Fastenal Co.	USFF -0.250%	Weekly	MS	01/12/29	(68,097)	$(4,718,208)	$(4,279,216)	$287,462
Hubbell, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(8,709)	(3,404,470)	(3,182,965)	122,288
Huntington Ingalls Industries, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(14,536)	(3,673,270)	(3,580,653)	(22,089)
IDEX Corp.	USFF -0.250%	Weekly	MS	07/11/28	(23,496)	(5,197,707)	(4,727,395)	298,841
L3Harris Technologies, Inc.	USFF -0.250%	Weekly	MS	01/07/27	(8,318)	(1,918,596)	(1,868,056)	(44,775)
Nordson Corp.	USFF -0.250%	Weekly	MS	07/11/28	(5,777)	(1,528,356)	(1,339,917)	143,429
Rockwell Automation, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(21,667)	(5,872,871)	(5,964,492)	(285,086)
RTX Corp.	USFF -0.250%	Weekly	MS	01/10/28	(6,137)	(641,727)	(616,093)	4,246
Westinghouse Air Brake Technologies Corp.	USFF -0.250%	Weekly	MS	01/12/29	(6,349)	(966,505)	(1,003,459)	(64,414)
Xylem, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(31,762)	(3,913,122)	(4,307,880)	(523,086)
					(427,800)	(58,565,418)	(58,267,472)	(1,575,291)
Commercial & Professional Services
Copart, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(57,928)	(3,160,594)	(3,137,380)	(63,794)
Dayforce, Inc.	USFF -0.250%	Weekly	MS	07/06/26	(112,150)	(7,436,535)	(5,562,640)	1,671,282
Equifax, Inc.	USFF -0.250%	Weekly	MS	07/06/26	(17,058)	(4,014,898)	(4,135,883)	(264,382)
Paycom Software, Inc.	USFF -0.250%	Weekly	MS	01/05/26	(3,484)	(1,317,562)	(498,351)	779,028
Rollins, Inc.	USFF -0.250%	Weekly	MS	07/29/24	(72,694)	(3,187,484)	(3,546,740)	(474,881)
Verisk Analytics, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(22,108)	(5,351,715)	(5,959,211)	(781,068)
Waste Management, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(15,484)	(2,794,424)	(3,303,357)	(621,920)
					(300,906)	(27,263,212)	(26,143,562)	244,265
Consumer Discretionary Distribution & Retail
CarMax, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(10,522)	(733,085)	(771,683)	(57,061)
Etsy, Inc.	USFF -0.250%	Weekly	MS	07/06/26	(13,576)	(2,265,522)	(800,712)	1,404,249
O'Reilly Automotive, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(2,326)	(2,489,846)	(2,456,396)	(33,272)
Pool Corp.	USFF -0.250%	Weekly	MS	01/12/29	(3,864)	(1,441,503)	(1,187,523)	213,568
Tractor Supply Co.	USFF -0.250%	Weekly	MS	01/12/29	(25,182)	(6,377,331)	(6,799,140)	(622,494)
					(55,470)	(13,307,287)	(12,015,454)	904,990
Consumer Durables & Apparel
Lululemon Athletica, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(4,923)	(2,014,805)	(1,470,500)	497,981
NIKE, Inc., Class B	USFF -0.250%	Weekly	MS	01/12/29	(18,315)	(1,811,962)	(1,380,402)	528,167
NVR, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(309)	(2,338,243)	(2,344,865)	(77,997)
					(23,547)	(6,165,010)	(5,195,767)	948,151
Consumer Services
Airbnb, Inc., Class A	USFF -0.250%	Weekly	MS	07/11/28	(20,537)	(3,024,660)	(3,114,025)	(177,250)
Carnival Corp. (Panama)	USFF -0.250%	Weekly	MS	01/05/26	(172,490)	(3,054,034)	(3,229,013)	(262,642)

GOTHAM INDEX PLUS FUND
Portfolio of Investments (Continued)
June 30, 2024
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Consumer Services — (continued)
Chipotle Mexican Grill, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(55,521)	$(3,085,475)	$(3,478,391)	$(476,001)
Domino's Pizza, Inc.	USFF -0.250%	Weekly	MS	07/06/26	(3,027)	(1,579,297)	(1,562,931)	(40,295)
Las Vegas Sands Corp.	USFF -0.250%	Weekly	MS	07/11/28	(38,458)	(1,780,352)	(1,701,767)	23,982
Norwegian Cruise Line Holdings Ltd. (Bermuda)	USFF -0.250%	Weekly	MS	07/29/24	(214,385)	(4,213,646)	(4,028,294)	60,263
Royal Caribbean Cruises Ltd. (Liberia)	USFF -0.250%	Weekly	MS	01/12/29	(21,063)	(2,738,074)	(3,358,074)	(742,168)
Wynn Resorts Ltd.	USFF -0.250%	Weekly	MS	07/29/24	(1,902)	(262,990)	(170,229)	113,567
					(527,383)	(19,738,528)	(20,642,724)	(1,500,544)
Consumer Staples Distribution & Retail
Dollar General Corp.	USFF -0.250%	Weekly	MS	01/10/28	(12,936)	(2,264,650)	(1,710,527)	476,175
Dollar Tree, Inc.	USFF -0.250%	Weekly	MS	01/07/27	(26,167)	(3,718,600)	(2,793,851)	824,272
					(39,103)	(5,983,250)	(4,504,378)	1,300,447
Energy
Coterra Energy, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(81,739)	(2,264,525)	(2,179,979)	14,424
EQT Corp.	USFF -0.250%	Weekly	MS	01/12/29	(232,534)	(8,531,210)	(8,599,107)	(330,422)
Hess Corp.	USFF -0.250%	Weekly	MS	07/08/27	(55,816)	(8,407,644)	(8,233,976)	(127,605)
Occidental Petroleum Corp.	USFF -0.250%	Weekly	MS	01/12/29	(50,464)	(3,176,360)	(3,180,746)	(108,972)
ONEOK, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(10,637)	(855,394)	(867,447)	(82,924)
Phillips 66	USFF -0.250%	Weekly	MS	01/12/29	(2,177)	(332,292)	(307,327)	15,157
Schlumberger NV (Curacao)	USFF -0.250%	Weekly	MS	07/11/28	(43,104)	(2,431,021)	(2,033,647)	295,367
Targa Resources Corp.	USFF -0.250%	Weekly	MS	07/08/27	(20,580)	(2,073,358)	(2,650,292)	(682,417)
Williams Cos., Inc. (The)	USFF -0.250%	Weekly	MS	07/11/28	(106,295)	(4,030,462)	(4,517,538)	(697,697)
					(603,346)	(32,102,266)	(32,570,059)	(1,705,089)
Equity Real Estate Investment Trusts (REITs)
BXP, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(19,032)	(1,260,667)	(1,171,610)	(14,397)
Crown Castle, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(23,505)	(2,447,108)	(2,296,439)	39,593
Equinix, Inc.	USFF -0.250%	Weekly	MS	07/06/26	(5,137)	(4,213,914)	(3,886,654)	125,898
Equity Residential	USFF -0.250%	Weekly	MS	01/07/27	(31,595)	(2,209,731)	(2,190,797)	(99,957)
Essex Property Trust, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(4,482)	(1,095,230)	(1,220,000)	(167,838)
Federal Realty Investment Trust	USFF -0.250%	Weekly	MS	07/06/26	(37,100)	(3,782,106)	(3,745,987)	(177,842)
Host Hotels & Resorts, Inc.	USFF -0.250%	Weekly	MS	01/07/27	(39,203)	(798,068)	(704,870)	48,633
Invitation Homes, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(9,461)	(331,354)	(339,555)	(18,338)
Iron Mountain, Inc.	USFF -0.250%	Weekly	MS	01/07/27	(29,929)	(2,005,163)	(2,682,237)	(892,824)
Kimco Realty Corp.	USFF -0.250%	Weekly	MS	07/06/26	(125,892)	(2,785,623)	(2,449,858)	165,175

GOTHAM INDEX PLUS FUND
Portfolio of Investments (Continued)
June 30, 2024
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Equity Real Estate Investment Trusts (REITs) — (continued)
Mid-America Apartment Communities, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(11,454)	$(1,573,419)	$(1,633,455)	$(106,318)
Public Storage	USFF -0.250%	Weekly	MS	01/10/28	(10,739)	(3,111,280)	(3,089,073)	(178,829)
Regency Centers Corp.	USFF -0.250%	Weekly	MS	01/07/27	(57,326)	(3,698,556)	(3,565,677)	(119,860)
SBA Communications Corp.	USFF -0.250%	Weekly	MS	01/12/29	(8,021)	(1,715,976)	(1,574,522)	83,969
UDR, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(30,848)	(1,257,737)	(1,269,395)	(60,793)
Ventas, Inc.	USFF -0.250%	Weekly	MS	01/05/26	(77,517)	(3,806,721)	(3,973,521)	(399,893)
Weyerhaeuser Co.	USFF -0.250%	Weekly	MS	01/10/28	(48,754)	(1,535,473)	(1,384,126)	97,031
					(569,995)	(37,628,126)	(37,177,776)	(1,676,590)
Financial Services
FactSet Research Systems, Inc.	USFF -0.250%	Weekly	MS	07/06/26	(5,976)	(2,652,407)	(2,439,822)	132,257
Fidelity National Information Services, Inc.	USFF -0.250%	Weekly	MS	07/29/24	(56,714)	(4,985,906)	(4,273,967)	482,202
Global Payments, Inc.	USFF -0.250%	Weekly	MS	01/05/26	(25,924)	(3,871,837)	(2,506,851)	1,224,609
Jack Henry & Associates, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(42,955)	(7,030,785)	(7,131,389)	(344,640)
MarketAxess Holdings, Inc.	USFF -0.250%	Weekly	MS	11/03/25	(25,019)	(5,362,941)	(5,017,060)	182,239
MSCI, Inc.	USFF -0.250%	Weekly	MS	07/06/26	(10,952)	(6,053,493)	(5,276,126)	552,858
State Street Corp.	USFF -0.250%	Weekly	MS	07/06/26	(13,127)	(1,204,700)	(971,398)	156,445
Synchrony Financial	USFF -0.250%	Weekly	MS	07/06/26	(3,579)	(185,288)	(168,893)	8,161
					(184,246)	(31,347,357)	(27,785,506)	2,394,131
Food, Beverage & Tobacco
Brown-Forman Corp., Class B	USFF -0.250%	Weekly	MS	07/29/24	(56,285)	(3,625,005)	(2,430,949)	1,041,468
Bunge Global SA (Switzerland)	USFF -0.250%	Weekly	MS	07/11/28	(19,668)	(2,044,495)	(2,099,952)	(137,519)
J M Smucker Co. (The)	USFF -0.250%	Weekly	MS	01/12/29	(96,770)	(11,498,451)	(10,551,801)	557,653
Lamb Weston Holdings, Inc.	USFF -0.250%	Weekly	MS	07/29/24	(108,203)	(10,531,885)	(9,097,708)	1,035,352
Monster Beverage Corp.	USFF -0.250%	Weekly	MS	01/10/28	(95,567)	(5,216,704)	(4,773,572)	301,500
PepsiCo, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(7,060)	(1,221,584)	(1,164,406)	13,893
Tyson Foods, Inc., Class A	USFF -0.250%	Weekly	MS	01/10/28	(83,300)	(4,513,878)	(4,759,762)	(470,329)
					(466,853)	(38,652,002)	(34,878,150)	2,342,018
Health Care Equipment & Services
Align Technology, Inc.	USFF -0.250%	Weekly	MS	07/06/26	(6,292)	(2,313,952)	(1,519,078)	732,984
Becton Dickinson & Co.	USFF -0.250%	Weekly	MS	01/12/29	(15,511)	(3,666,432)	(3,625,076)	(69,758)

GOTHAM INDEX PLUS FUND
Portfolio of Investments (Continued)
June 30, 2024
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Health Care Equipment & Services — (continued)
Boston Scientific Corp.	USFF -0.250%	Weekly	MS	01/12/29	(33,602)	$(2,397,481)	$(2,587,690)	$(254,394)
Cooper Cos., Inc. (The)	USFF -0.250%	Weekly	MS	07/06/26	(74,381)	(7,002,743)	(6,493,461)	318,586
Dexcom, Inc.	USFF -0.250%	Weekly	MS	07/06/26	(48,532)	(6,042,435)	(5,502,558)	375,561
Edwards Lifesciences Corp.	USFF -0.250%	Weekly	MS	07/06/26	(48,472)	(4,635,827)	(4,477,359)	27,409
Elevance Health, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(1,899)	(1,028,005)	(1,028,992)	(33,859)
Henry Schein, Inc.	USFF -0.250%	Weekly	MS	01/07/27	(82,341)	(6,507,505)	(5,278,058)	1,053,005
Humana, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(2,831)	(1,454,536)	(1,057,803)	350,935
IDEXX Laboratories, Inc.	USFF -0.250%	Weekly	MS	07/06/26	(6,168)	(3,469,061)	(3,005,050)	370,389
Insulet Corp.	USFF -0.250%	Weekly	MS	01/10/28	(19,903)	(5,547,750)	(4,016,425)	1,371,671
Intuitive Surgical, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(4,596)	(1,794,037)	(2,044,531)	(298,102)
Labcorp Holdings, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(26,455)	(5,324,722)	(5,383,857)	(215,475)
Quest Diagnostics, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(17,815)	(2,500,424)	(2,438,517)	(46,724)
STERIS PLC (Ireland)	USFF -0.250%	Weekly	MS	07/06/26	(26,905)	(5,888,861)	(5,906,724)	(228,123)
Stryker Corp.	USFF -0.250%	Weekly	MS	01/12/29	(7,766)	(2,645,137)	(2,642,382)	(83,712)
Universal Health Services, Inc., Class B	USFF -0.250%	Weekly	MS	01/12/29	(2,398)	(440,657)	(443,462)	(14,223)
					(425,867)	(62,659,565)	(57,451,023)	3,356,170
Household & Personal Products
Church & Dwight Co., Inc.	USFF -0.250%	Weekly	MS	07/06/26	(62,467)	(6,309,153)	(6,476,579)	(379,925)
Clorox Co. (The)	USFF -0.250%	Weekly	MS	01/05/26	(18,804)	(2,895,497)	(2,566,182)	202,290
Estee Lauder Cos., Inc. (The), Class A	USFF -0.250%	Weekly	MS	07/08/27	(18,586)	(3,182,386)	(1,977,550)	1,071,739
					(99,857)	(12,387,036)	(11,020,311)	894,104
Insurance
Allstate Corp. (The)	USFF -0.250%	Weekly	MS	01/12/29	(11,527)	(1,859,276)	(1,840,401)	(45,735)
Arch Capital Group Ltd. (Bermuda)	USFF -0.250%	Weekly	MS	01/12/29	(43,188)	(4,078,839)	(4,357,237)	(388,773)
Arthur J Gallagher & Co.	USFF -0.250%	Weekly	MS	07/11/28	(10,673)	(2,706,327)	(2,767,616)	(138,185)
Everest Group Ltd. (Bermuda)	USFF -0.250%	Weekly	MS	07/11/28	(4,254)	(1,666,193)	(1,620,859)	(16,664)
Globe Life, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(44,210)	(4,005,309)	(3,637,599)	251,196
Marsh & McLennan Cos., Inc.	USFF -0.250%	Weekly	MS	01/12/29	(15,690)	(3,141,377)	(3,306,197)	(249,221)
Principal Financial Group, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(36,309)	(2,914,431)	(2,848,441)	(44,820)

GOTHAM INDEX PLUS FUND
Portfolio of Investments (Continued)
June 30, 2024
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Insurance — (continued)
Progressive Corp. (The)	USFF -0.250%	Weekly	MS	01/12/29	(6,142)	$(1,298,370)	$(1,275,755)	$(11,377)
W R Berkley Corp.	USFF -0.250%	Weekly	MS	01/12/29	(14,780)	(1,217,150)	(1,161,412)	15,953
					(186,773)	(22,887,272)	(22,815,517)	(627,626)
Materials
Air Products and Chemicals, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(19,580)	(5,537,530)	(5,052,619)	246,787
Albemarle Corp.	USFF -0.250%	Weekly	MS	07/08/27	(10,182)	(2,121,835)	(972,585)	1,075,235
Amcor PLC (Jersey)	USFF -0.250%	Weekly	MS	01/12/29	(364,521)	(3,443,763)	(3,565,015)	(271,743)
Dow, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(30,126)	(1,736,142)	(1,598,184)	87,508
FMC Corp.	USFF -0.250%	Weekly	MS	01/10/28	(3,349)	(379,472)	(192,735)	170,108
Freeport-McMoRan, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(16,753)	(789,573)	(814,196)	(46,824)
International Flavors & Fragrances, Inc.	USFF -0.250%	Weekly	MS	07/06/26	(40,427)	(3,936,129)	(3,849,055)	(40,799)
Mosaic Co. (The)	USFF -0.250%	Weekly	MS	01/12/29	(247,042)	(7,486,424)	(7,139,514)	91,950
Newmont Corp.	USFF -0.250%	Weekly	MS	01/10/28	(38,604)	(1,654,074)	(1,616,349)	(56,731)
Nucor Corp.	USFF -0.250%	Weekly	MS	01/12/29	(22,721)	(3,620,971)	(3,591,736)	(80,549)
Sherwin-Williams Co. (The)	USFF -0.250%	Weekly	MS	01/12/29	(14,302)	(4,393,634)	(4,268,146)	773
Vulcan Materials Co.	USFF -0.250%	Weekly	MS	01/12/29	(13,649)	(3,566,831)	(3,394,233)	71,767
Westrock Co.	USFF -0.250%	Weekly	MS	01/12/29	(92,626)	(4,855,673)	(4,655,383)	65,816
					(913,882)	(43,522,051)	(40,709,750)	1,313,298
Media & Entertainment
Comcast Corp., Class A	USFF -0.250%	Weekly	MS	01/12/29	(40,891)	(1,572,219)	(1,601,292)	(71,997)
Fox Corp., Class A	USFF -0.250%	Weekly	MS	01/12/29	(10,136)	(338,633)	(348,374)	(17,368)
Live Nation Entertainment, Inc.	USFF -0.250%	Weekly	MS	01/07/27	(58,034)	(5,565,764)	(5,440,107)	(32,782)
Match Group, Inc.	USFF -0.250%	Weekly	MS	07/06/26	(47,742)	(2,873,560)	(1,450,402)	1,345,894
Paramount Global, Class B	USFF -0.250%	Weekly	MS	01/07/27	(1,611)	(61,771)	(16,738)	43,062
Warner Bros Discovery, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(786,077)	(6,399,378)	(5,848,413)	370,617
					(944,491)	(16,811,325)	(14,705,326)	1,637,426
Pharmaceuticals, Biotechnology & Life Sciences
Agilent Technologies, Inc.	USFF -0.250%	Weekly	MS	07/08/27	(16,556)	(2,335,949)	(2,146,154)	124,588
Amgen, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(10,770)	(3,205,474)	(3,365,087)	(282,603)
Bio-Techne Corp.	USFF -0.250%	Weekly	MS	07/06/26	(52,872)	(4,750,764)	(3,788,279)	810,030
Catalent, Inc.	USFF -0.250%	Weekly	MS	11/03/25	(106,748)	(9,148,360)	(6,002,440)	2,883,702
Charles River Laboratories International, Inc.	USFF -0.250%	Weekly	MS	07/06/26	(10,316)	(2,483,598)	(2,131,079)	285,846
Moderna, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(69,885)	(8,216,246)	(8,298,844)	(306,630)
Pfizer, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(266,233)	(7,283,404)	(7,449,199)	(448,020)

GOTHAM INDEX PLUS FUND
Portfolio of Investments (Continued)
June 30, 2024
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Pharmaceuticals, Biotechnology & Life Sciences — (continued)
Regeneron Pharmaceuticals, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(2,021)	$(1,954,934)	$(2,124,132)	$(263,004)
Revvity, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(47,450)	(5,105,460)	(4,975,607)	(12,514)
Waters Corp.	USFF -0.250%	Weekly	MS	01/12/29	(2,210)	(751,276)	(641,165)	91,148
West Pharmaceutical Services, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(15,910)	(5,681,601)	(5,240,595)	284,241
Zoetis, Inc.	USFF -0.250%	Weekly	MS	07/06/26	(15,113)	(2,990,864)	(2,619,990)	268,747
					(616,084)	(53,907,930)	(48,782,571)	3,435,531
Real Estate Management & Development
CoStar Group, Inc.	USFF -0.250%	Weekly	MS	07/08/27	(57,843)	(4,933,178)	(4,288,480)	510,854
Semiconductors & Semiconductor Equipment
Advanced Micro Devices, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(7,873)	(1,360,246)	(1,277,079)	47,474
Analog Devices, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(21,858)	(4,306,472)	(4,989,307)	(830,221)
Enphase Energy, Inc.	USFF -0.250%	Weekly	MS	07/08/27	(23,040)	(4,276,176)	(2,297,318)	1,863,062
First Solar, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(18,767)	(3,904,026)	(4,231,208)	(432,754)
Intel Corp.	USFF -0.250%	Weekly	MS	07/08/27	(195,325)	(7,389,183)	(6,049,215)	1,066,798
Monolithic Power Systems, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(2,392)	(1,588,566)	(1,965,459)	(426,648)
ON Semiconductor Corp.	USFF -0.250%	Weekly	MS	07/11/28	(39,111)	(3,107,128)	(2,681,059)	342,389
Teradyne, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(23,394)	(2,856,792)	(3,469,096)	(716,878)
Texas Instruments, Inc.	USFF -0.250%	Weekly	MS	07/08/27	(26,480)	(4,792,867)	(5,151,154)	(603,713)
					(358,240)	(33,581,456)	(32,110,895)	309,509
Software & Services
Akamai Technologies, Inc.	USFF -0.250%	Weekly	MS	01/07/27	(51,402)	(5,248,395)	(4,630,292)	475,600
Autodesk, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(12,002)	(2,645,047)	(2,969,895)	(401,313)
Fortinet, Inc.	USFF -0.250%	Weekly	MS	07/06/26	(90,047)	(5,643,974)	(5,427,133)	63,472
Gartner, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(6,697)	(3,065,519)	(3,007,355)	(28,292)
Oracle Corp.	USFF -0.250%	Weekly	MS	01/12/29	(5,960)	(742,691)	(841,552)	(117,671)
Palo Alto Networks, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(10,778)	(3,109,950)	(3,653,850)	(642,914)
PTC, Inc.	USFF -0.250%	Weekly	MS	01/07/27	(13,667)	(2,218,959)	(2,482,884)	(323,246)
ServiceNow, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(2,950)	(2,137,953)	(2,320,677)	(247,371)
Tyler Technologies, Inc.	USFF -0.250%	Weekly	MS	01/05/26	(9,424)	(4,125,041)	(4,738,199)	(726,286)
					(202,927)	(28,937,529)	(30,071,837)	(1,948,021)
Technology Hardware & Equipment
Arista Networks, Inc.	USFF -0.250%	Weekly	MS	07/06/26	(11,851)	(3,142,257)	(4,153,538)	(1,124,639)
Corning, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(75,495)	(2,633,825)	(2,932,981)	(458,522)
Juniper Networks, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(95,720)	(3,523,315)	(3,489,951)	(99,135)

GOTHAM INDEX PLUS FUND
Portfolio of Investments (Continued)
June 30, 2024
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Technology Hardware & Equipment — (continued)
Seagate Technology Holdings PLC (Ireland)	USFF -0.250%	Weekly	MS	01/12/29	(82,746)	$(8,022,087)	$(8,545,179)	$(797,130)
TE Connectivity Ltd. (Switzerland)	USFF -0.250%	Weekly	MS	01/12/29	(2,170)	(324,320)	(326,433)	(9,649)
Trimble, Inc.	USFF -0.250%	Weekly	MS	07/06/26	(44,217)	(2,930,836)	(2,472,615)	379,384
Western Digital Corp.	USFF -0.250%	Weekly	MS	01/10/28	(86,011)	(4,866,587)	(6,517,053)	(1,782,480)
Zebra Technologies Corp., Class A	USFF -0.250%	Weekly	MS	07/11/28	(11,744)	(3,060,150)	(3,628,074)	(650,314)
					(409,954)	(28,503,377)	(32,065,824)	(4,542,485)
Transportation
CH Robinson Worldwide, Inc.	USFF -0.250%	Weekly	MS	07/08/27	(86,430)	(7,178,265)	(7,616,212)	(700,607)
Expeditors International of Washington, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(15,413)	(1,847,175)	(1,923,388)	(135,153)
JB Hunt Transport Services, Inc.	USFF -0.250%	Weekly	MS	07/06/26	(21,010)	(4,074,752)	(3,361,600)	563,438
Norfolk Southern Corp.	USFF -0.250%	Weekly	MS	01/12/29	(38,835)	(8,952,633)	(8,337,486)	373,906
Southwest Airlines Co.	USFF -0.250%	Weekly	MS	01/05/26	(205,440)	(7,579,260)	(5,877,638)	1,325,355
United Airlines Holdings, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(101,051)	(5,005,846)	(4,917,142)	(47,135)
					(468,179)	(34,637,931)	(32,033,466)	1,379,804
Utilities
AES Corp. (The)	USFF -0.250%	Weekly	MS	01/10/28	(53,162)	(1,261,379)	(934,056)	256,320
Alliant Energy Corp.	USFF -0.250%	Weekly	MS	07/06/26	(97,377)	(5,237,940)	(4,956,489)	(50,826)
Ameren Corp.	USFF -0.250%	Weekly	MS	01/07/27	(57,395)	(4,572,621)	(4,081,358)	252,340
American Electric Power Co., Inc.	USFF -0.250%	Weekly	MS	01/07/27	(24,993)	(2,452,252)	(2,192,886)	45,380
American Water Works Co., Inc.	USFF -0.250%	Weekly	MS	11/03/25	(14,761)	(2,190,017)	(1,906,531)	167,524
Atmos Energy Corp.	USFF -0.250%	Weekly	MS	07/29/24	(17,056)	(1,975,037)	(1,989,582)	(127,025)
CenterPoint Energy, Inc.	USFF -0.250%	Weekly	MS	07/08/27	(89,944)	(2,659,652)	(2,786,465)	(262,000)
CMS Energy Corp.	USFF -0.250%	Weekly	MS	01/07/27	(24,415)	(1,640,478)	(1,453,425)	52,514
Consolidated Edison, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(30,104)	(2,830,125)	(2,691,900)	35,189
Dominion Energy, Inc.	USFF -0.250%	Weekly	MS	01/07/27	(48,683)	(2,453,071)	(2,385,467)	(53,484)
DTE Energy Co.	USFF -0.250%	Weekly	MS	01/10/28	(18,191)	(2,042,567)	(2,019,383)	(87,253)
Edison International	USFF -0.250%	Weekly	MS	07/29/24	(35,965)	(2,591,478)	(2,582,647)	(227,105)
Entergy Corp.	USFF -0.250%	Weekly	MS	07/29/24	(36,289)	(3,845,793)	(3,882,923)	(190,396)
Evergy, Inc.	USFF -0.250%	Weekly	MS	07/06/26	(74,061)	(4,439,702)	(3,923,011)	188,212
Eversource Energy	USFF -0.250%	Weekly	MS	07/29/24	(84,804)	(5,536,914)	(4,809,235)	362,792
Exelon Corp.	USFF -0.250%	Weekly	MS	01/10/28	(112,831)	(4,372,536)	(3,905,081)	250,657
FirstEnergy Corp.	USFF -0.250%	Weekly	MS	07/29/24	(60,984)	(2,477,756)	(2,333,858)	(23,803)

GOTHAM INDEX PLUS FUND
Portfolio of Investments (Concluded)
June 30, 2024
(Unaudited)
Total Return Swaps (concluded)
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Utilities — (continued)
NextEra Energy, Inc.	USFF -0.250%	Weekly	MS	07/06/26	(40,176)	$(2,864,795)	$(2,844,863)	$(81,090)
NiSource, Inc.	USFF -0.250%	Weekly	MS	01/07/27	(92,671)	(2,731,072)	(2,669,852)	(149,860)
Pinnacle West Capital Corp.	USFF -0.250%	Weekly	MS	07/29/24	(56,746)	(4,337,531)	(4,334,260)	(286,206)
PPL Corp.	USFF -0.250%	Weekly	MS	01/10/28	(101,525)	(2,802,909)	(2,807,166)	(115,496)
Sempra	USFF -0.250%	Weekly	MS	01/07/27	(46,544)	(3,533,340)	(3,540,137)	(195,982)
Southern Co. (The)	USFF -0.250%	Weekly	MS	01/10/28	(34,069)	(2,543,027)	(2,642,732)	(259,475)
Vistra Corp.	USFF -0.250%	Weekly	MS	01/12/29	(34,744)	(3,246,565)	(2,987,289)	164,489
WEC Energy Group, Inc.	USFF -0.250%	Weekly	MS	07/08/27	(32,553)	(2,954,970)	(2,554,108)	221,050
Xcel Energy, Inc.	USFF -0.250%	Weekly	MS	11/03/25	(105,509)	(6,374,587)	(5,635,236)	399,724
					(1,425,552)	(83,968,114)	(78,849,940)	286,190

Total Reference Entity — Short						(707,099,531)	(672,597,417)	8,258,506
Net Value of Reference Entity						$(109,743,563)	$33,292,461	$146,726,668

*	Includes $3,690,644 related to open trades, dividends receivables/payables and swap receivables/payables activities.
MS	Morgan Stanley
USFF	U.S. Fed Funds
All financial instruments listed in the Portfolio of Investments are considered Level 1, measured at fair value on a recurring basis based on quoted prices for identical assets in active markets, except for total return swaps with end of period unrealized appreciation of $146,726,668, which are considered Level 2 as of and for the period ended June 30, 2024.
For additional information about significant accounting policies, including valuation of investments, refer to the Fund’s most recent annual or semi-annual report.

GOTHAM LARGE VALUE FUND
Portfolio of Investments
June 30, 2024
(Unaudited)
	Number of Shares	Value
COMMON STOCKS — 99.2%
Automobiles & Components — 0.3%
Aptiv PLC (Jersey)*	865	$ 60,913
BorgWarner, Inc.	762	24,567
		85,480
Banks — 2.4%
Citigroup, Inc.	5,709	362,293
Citizens Financial Group, Inc.	1,549	55,811
Fifth Third Bancorp	3,002	109,543
Huntington Bancshares, Inc.	6,361	83,838
KeyCorp.	2,381	33,834
PNC Financial Services Group, Inc. (The)	669	104,016
		749,335
Capital Goods — 15.8%
3M Co.	2,040	208,468
A. O. Smith Corp.	644	52,666
Allegion PLC (Ireland)	292	34,500
Builders FirstSource, Inc.*	536	74,188
Caterpillar, Inc.	2,033	677,192
Cummins, Inc.	600	166,158
Dover Corp.	604	108,992
Fastenal Co.	291	18,286
Fortive Corp.	722	53,500
GE Vernova, Inc.*	472	80,953
Generac Holdings, Inc.*	202	26,708
General Dynamics Corp.	278	80,659
General Electric Co.	1,889	300,294
Honeywell International, Inc.	1,179	251,764
Howmet Aerospace, Inc.	1,773	137,638
IDEX Corp.	239	48,087
Illinois Tool Works, Inc.	1,152	272,978
Ingersoll Rand, Inc.	1,359	123,452
Johnson Controls International PLC (Ireland)	51	3,390
Lockheed Martin Corp.	968	452,153
Masco Corp.	966	64,403
Nordson Corp.	252	58,449
Otis Worldwide Corp.	1,775	170,861
PACCAR, Inc.	1,676	172,527
Parker-Hannifin Corp.	553	279,713
Pentair PLC (Ireland)	453	34,731
Quanta Services, Inc.	41	10,418
Snap-on, Inc.	231	60,381
Stanley Black & Decker, Inc.	676	54,006
Textron, Inc.	839	72,036
Trane Technologies PLC (Ireland)	717	235,843
	Number of Shares	Value
COMMON STOCKS — (Continued)
Capital Goods — (Continued)
United Rentals, Inc.	294	$ 190,139
Westinghouse Air Brake Technologies Corp.	777	122,805
WW Grainger, Inc.	216	194,884
		4,893,222
Commercial & Professional Services — 1.4%
Automatic Data Processing, Inc.	541	129,131
Jacobs Solutions, Inc.	550	76,841
Leidos Holdings, Inc.	594	86,653
Paycom Software, Inc.	189	27,035
Republic Services, Inc.	33	6,413
Veralto Corp.	1,084	103,489
		429,562
Consumer Discretionary Distribution & Retail — 6.7%
Bath & Body Works, Inc.	979	38,230
Best Buy Co., Inc.	950	80,075
CarMax, Inc.*	41	3,007
eBay, Inc.	2,235	120,064
Etsy, Inc.*	372	21,941
Genuine Parts Co.	612	84,652
Home Depot, Inc. (The)	1,795	617,911
LKQ Corp.	1,172	48,743
Lowe's Cos., Inc.	2,511	553,575
Pool Corp.	122	37,494
Ross Stores, Inc.	1,200	174,384
TJX Cos., Inc. (The)	1,987	218,769
Ulta Beauty, Inc.*	161	62,125
		2,060,970
Consumer Durables & Apparel — 3.1%
Deckers Outdoor Corp.*	88	85,180
DR Horton, Inc.	254	35,796
Garmin Ltd. (Switzerland)	844	137,505
Hasbro, Inc.	612	35,802
Lululemon Athletica, Inc.*	552	164,882
Mohawk Industries, Inc.*	265	30,101
NIKE, Inc., Class B	3,789	285,577
PulteGroup, Inc.	704	77,510
Ralph Lauren Corp.	291	50,942
Tapestry, Inc.	1,007	43,090
		946,385
Consumer Services — 4.1%
Booking Holdings, Inc.	143	566,495
Caesars Entertainment, Inc.*	949	37,713
Darden Restaurants, Inc.	399	60,377

GOTHAM LARGE VALUE FUND
Portfolio of Investments (Continued)
June 30, 2024
(Unaudited)
	Number of Shares	Value
COMMON STOCKS — (Continued)
Consumer Services — (Continued)
Las Vegas Sands Corp.	1,073	$ 47,480
Marriott International, Inc., Class A	764	184,712
McDonald's Corp.	705	179,662
MGM Resorts International*	1,029	45,729
Wynn Resorts Ltd.	375	33,563
Yum! Brands, Inc.	894	118,419
		1,274,150
Consumer Staples Distribution & Retail — 2.0%
Dollar General Corp.	198	26,182
Kroger Co. (The)	3,165	158,028
Sysco Corp.	1,574	112,368
Target Corp.	2,031	300,669
Walgreens Boots Alliance, Inc.	2,897	35,039
		632,286
Energy — 8.3%
APA Corp.	1,007	29,646
Baker Hughes Co.	4,215	148,242
Chevron Corp.	1,696	265,288
ConocoPhillips	4	458
Coterra Energy, Inc.	2,489	66,382
Devon Energy Corp.	2,324	110,158
Diamondback Energy, Inc.	596	119,313
EOG Resources, Inc.	2,157	271,502
Exxon Mobil Corp.	5,752	662,170
Halliburton Co.	3,557	120,155
Marathon Oil Corp.	1,901	54,502
Marathon Petroleum Corp.	602	104,435
Occidental Petroleum Corp.	1,477	93,095
Phillips 66	1,720	242,812
Schlumberger NV (Curacao)	1,089	51,379
Valero Energy Corp.	1,436	225,107
		2,564,644
Equity Real Estate Investment Trusts (REITs) — 1.5%
Alexandria Real Estate Equities, Inc.	716	83,751
BXP, Inc.	525	32,319
Extra Space Storage, Inc.	200	31,082
Kimco Realty Corp.	525	10,217
Realty Income Corp.	1,692	89,371
Simon Property Group, Inc.	1,429	216,922
		463,662
Financial Services — 3.9%
Corpay, Inc.*	314	83,653
Fidelity National Information Services, Inc.	744	56,068
	Number of Shares	Value
COMMON STOCKS — (Continued)
Financial Services — (Continued)
Fiserv, Inc.*	2,572	$ 383,331
Franklin Resources, Inc.	2,310	51,628
Global Payments, Inc.	803	77,650
Intercontinental Exchange, Inc.	715	97,876
PayPal Holdings, Inc.*	4,623	268,273
T Rowe Price Group, Inc.	982	113,234
Visa, Inc., Class A	265	69,555
		1,201,268
Food, Beverage & Tobacco — 8.6%
Altria Group, Inc.	6,951	316,618
Archer-Daniels-Midland Co.	2,203	133,172
Brown-Forman Corp., Class B	1,525	65,865
Bunge Global SA (Switzerland)	542	57,869
Coca-Cola Co. (The)	7,866	500,671
Conagra Brands, Inc.	2,098	59,625
General Mills, Inc.	1,795	113,552
Hormel Foods Corp.	2,406	73,359
Kellanova	1,496	86,289
Keurig Dr Pepper, Inc.	2,077	69,372
Kraft Heinz Co. (The)	5,300	170,766
McCormick & Co., Inc., non-voting shares	1,115	79,098
Molson Coors Beverage Co., Class B	931	47,323
Mondelez International, Inc., Class A	2,739	179,240
Philip Morris International, Inc.	6,825	691,577
		2,644,396
Health Care Equipment & Services — 6.8%
Align Technology, Inc.*	99	23,902
Baxter International, Inc.	1,661	55,560
Cardinal Health, Inc.	263	25,858
Cencora, Inc.	451	101,610
Centene Corp.*	434	28,774
Cigna Group (The)	657	217,184
CVS Health Corp.	4,190	247,461
Elevance Health, Inc.	30	16,256
GE HealthCare Technologies, Inc.	1,466	114,231
HCA Healthcare, Inc.	846	271,803
Hologic, Inc.*	781	57,989
Humana, Inc.	255	95,281
McKesson Corp.	178	103,959
Medtronic PLC (Ireland)	4,432	348,843
Molina Healthcare, Inc.*	213	63,325
Quest Diagnostics, Inc.	358	49,003
ResMed, Inc.	609	116,575

GOTHAM LARGE VALUE FUND
Portfolio of Investments (Continued)
June 30, 2024
(Unaudited)
	Number of Shares	Value
COMMON STOCKS — (Continued)
Health Care Equipment & Services — (Continued)
Solventum Corp.*	757	$ 40,030
Teleflex, Inc.	54	11,358
Universal Health Services, Inc., Class B	224	41,424
Zimmer Biomet Holdings, Inc.	654	70,979
		2,101,405
Household & Personal Products — 2.7%
Clorox Co. (The)	140	19,106
Colgate-Palmolive Co.	3,184	308,975
Estee Lauder Cos., Inc. (The), Class A	1,193	126,935
Kimberly-Clark Corp.	1,374	189,887
Procter & Gamble Co. (The)	1,237	204,006
		848,909
Insurance — 3.4%
Aflac, Inc.	1,209	107,976
American International Group, Inc.	931	69,117
Aon PLC, Class A (Ireland)	662	194,350
Brown & Brown, Inc.	1,252	111,941
Hartford Financial Services Group, Inc. (The)	899	90,386
Loews Corp.	972	72,647
MetLife, Inc.	1,419	99,600
Prudential Financial, Inc.	1,577	184,809
W R Berkley Corp.	223	17,523
Willis Towers Watson PLC (Ireland)	448	117,439
		1,065,788
Materials — 3.9%
Albemarle Corp.	156	14,901
Amcor PLC (Jersey)	4,722	46,181
Avery Dennison Corp.	354	77,402
Ball Corp.	1,374	82,467
Celanese Corp.	480	64,747
Corteva, Inc.	3,064	165,272
DuPont de Nemours, Inc.	1,836	147,780
Eastman Chemical Co.	492	48,201
FMC Corp.	548	31,537
International Flavors & Fragrances, Inc.	322	30,658
International Paper Co.	1,524	65,761
Martin Marietta Materials, Inc.	197	106,735
Packaging Corp. of America	394	71,929
PPG Industries, Inc.	756	95,173
Sherwin-Williams Co. (The)	101	30,141
	Number of Shares	Value
COMMON STOCKS — (Continued)
Materials — (Continued)
Steel Dynamics, Inc.	639	$ 82,751
Westrock Co.	1,046	52,572
		1,214,208
Media & Entertainment — 3.0%
Charter Communications, Inc., Class A*	635	189,840
Comcast Corp., Class A	2,676	104,792
Electronic Arts, Inc.	53	7,385
Fox Corp., Class A	1,768	60,766
Interpublic Group of Cos., Inc. (The)	1,661	48,319
Match Group, Inc.*	888	26,977
News Corp., Class A	2,502	68,980
Omnicom Group, Inc.	859	77,052
Paramount Global, Class B	2,876	29,882
Walt Disney Co. (The)	3,043	302,139
		916,132
Pharmaceuticals, Biotechnology & Life Sciences — 3.8%
AbbVie, Inc.	425	72,896
Amgen, Inc.	81	25,308
Biogen, Inc.*	383	88,787
Bristol-Myers Squibb Co.	6,338	263,217
Gilead Sciences, Inc.	5,032	345,246
Incyte Corp.*	256	15,519
Johnson & Johnson	1,894	276,827
Merck & Co., Inc.	402	49,768
Viatris, Inc.	3,759	39,958
		1,177,526
Semiconductors & Semiconductor Equipment — 2.9%
Enphase Energy, Inc.*	438	43,673
Microchip Technology, Inc.	257	23,515
NXP Semiconductors NV (Netherlands)	115	30,945
Qorvo, Inc.*	320	37,133
QUALCOMM, Inc.	3,382	673,627
Skyworks Solutions, Inc.	705	75,139
		884,032
Software & Services — 1.6%
Accenture PLC, Class A (Ireland)	490	148,671
Gen Digital, Inc.	2,797	69,869
International Business Machines Corp.	1,138	196,817
VeriSign, Inc.*	440	78,232
		493,589

GOTHAM LARGE VALUE FUND
Portfolio of Investments (Concluded)
June 30, 2024
(Unaudited)
	Number of Shares	Value
COMMON STOCKS — (Continued)
Technology Hardware & Equipment — 5.4%
Amphenol Corp., Class A	1,748	$ 117,763
CDW Corp.	591	132,290
Cisco Systems, Inc.	8,306	394,618
Corning, Inc.	1,211	47,047
F5, Inc.*	257	44,263
Hewlett Packard Enterprise Co.	4,129	87,411
HP, Inc.	4,291	150,271
Jabil, Inc.	527	57,332
Juniper Networks, Inc.	1,368	49,877
Keysight Technologies, Inc.*	315	43,076
Motorola Solutions, Inc.	588	226,997
NetApp, Inc.	905	116,564
TE Connectivity Ltd. (Switzerland)	1,348	202,780
		1,670,289
Telecommunication Services — 3.9%
AT&T, Inc.	22,444	428,905
T-Mobile US, Inc.	1,879	331,042
Verizon Communications, Inc.	11,076	456,774
		1,216,721
	Number of Shares	Value
COMMON STOCKS — (Continued)
Transportation — 3.5%
CSX Corp.	7,122	$ 238,231
Delta Air Lines, Inc.	2,159	102,423
FedEx Corp.	722	216,485
Union Pacific Corp.	1,209	273,548
United Parcel Service, Inc., Class B	1,806	247,151
		1,077,838
Utilities — 0.2%
NRG Energy, Inc.	913	71,086
TOTAL COMMON STOCKS (Cost $27,794,680)		30,682,883
OTHER ASSETS IN EXCESS OF LIABILITIES - 0.8%		233,335
NET ASSETS - 100.0%		$30,916,218

*	Non-income producing.
PLC	Public Limited Company

All financial instruments listed in the Portfolio of Investments are considered Level 1, measured at fair value on a recurring basis based on quoted prices for identical assets in active markets as of and for the period ended June 30, 2024.
For additional information about significant accounting policies, including valuation of investments, refer to the Fund’s most recent annual or semi-annual report.

GOTHAM ENHANCED S&P 500 INDEX FUND
Portfolio of Investments
June 30, 2024
(Unaudited)
	Number of Shares	Value
COMMON STOCKS — 99.1%
Automobiles & Components — 0.8%
Aptiv PLC (Jersey)*	16	$ 1,127
BorgWarner, Inc.	13	419
Ford Motor Co.	236	2,959
General Motors Co.	433	20,117
Tesla, Inc.*	696	137,725
		162,347
Banks — 3.1%
Bank of America Corp.	3,107	123,565
Citigroup, Inc.	752	47,722
Citizens Financial Group, Inc.	180	6,485
Fifth Third Bancorp	269	9,816
Huntington Bancshares, Inc.	69	910
JPMorgan Chase & Co.	1,227	248,173
KeyCorp.	368	5,229
M&T Bank Corp.	39	5,903
PNC Financial Services Group, Inc. (The)	66	10,262
Regions Financial Corp.	45	902
Truist Financial Corp.	526	20,435
US Bancorp	613	24,336
Wells Fargo & Co.	1,446	85,878
		589,616
Capital Goods — 8.0%
3M Co.	176	17,986
A. O. Smith Corp.	236	19,300
Allegion PLC (Ireland)	5	591
AMETEK, Inc.	13	2,167
Axon Enterprise, Inc.*	4	1,177
Boeing Co. (The)*	37	6,734
Builders FirstSource, Inc.*	235	32,526
Carrier Global Corp.	52	3,280
Caterpillar, Inc.	905	301,456
Cummins, Inc.	268	74,217
Deere & Co.	16	5,978
Dover Corp.	216	38,977
Eaton Corp. PLC (Ireland)	23	7,212
Emerson Electric Co.	38	4,186
Fastenal Co.	28	1,760
Fortive Corp.	20	1,482
GE Vernova, Inc.*	333	57,113
Generac Holdings, Inc.*	3	397
General Dynamics Corp.	16	4,642
General Electric Co.	1,332	211,748
Honeywell International, Inc.	46	9,823
Howmet Aerospace, Inc.	64	4,968
	Number of Shares	Value
COMMON STOCKS — (Continued)
Capital Goods — (Continued)
Hubbell, Inc.	3	$ 1,096
Huntington Ingalls Industries, Inc.	2	493
IDEX Corp.	4	805
Illinois Tool Works, Inc.	19	4,502
Ingersoll Rand, Inc.	23	2,089
Johnson Controls International PLC (Ireland)	956	63,545
L3Harris Technologies, Inc.	13	2,920
Lockheed Martin Corp.	388	181,235
Masco Corp.	429	28,601
Nordson Corp.	3	696
Northrop Grumman Corp.	59	25,721
Otis Worldwide Corp.	642	61,799
PACCAR, Inc.	30	3,088
Parker-Hannifin Corp.	129	65,250
Pentair PLC (Ireland)	11	843
Quanta Services, Inc.	8	2,033
Rockwell Automation, Inc.	7	1,927
RTX Corp.	78	7,830
Snap-on, Inc.	101	26,400
Stanley Black & Decker, Inc.	242	19,333
Textron, Inc.	375	32,198
Trane Technologies PLC (Ireland)	14	4,605
TransDigm Group, Inc.	3	3,833
United Rentals, Inc.	115	74,374
Westinghouse Air Brake Technologies Corp.	286	45,202
WW Grainger, Inc.	79	71,277
Xylem, Inc.	12	1,628
		1,541,043
Commercial & Professional Services — 0.7%
Automatic Data Processing, Inc.	90	21,482
Broadridge Financial Solutions, Inc.	8	1,576
Cintas Corp.	5	3,501
Copart, Inc.*	46	2,491
Dayforce, Inc.*	8	397
Equifax, Inc.	6	1,455
Jacobs Solutions, Inc.	233	32,552
Leidos Holdings, Inc.	263	38,366
Paychex, Inc.	21	2,490
Paycom Software, Inc.	91	13,017
Republic Services, Inc.	22	4,276
Rollins, Inc.	24	1,171
Veralto Corp.	17	1,623

GOTHAM ENHANCED S&P 500 INDEX FUND
Portfolio of Investments (Continued)
June 30, 2024
(Unaudited)
	Number of Shares	Value
COMMON STOCKS — (Continued)
Commercial & Professional Services — (Continued)
Verisk Analytics, Inc.	8	$ 2,156
Waste Management, Inc.	20	4,267
		130,820
Consumer Discretionary Distribution & Retail — 10.0%
Amazon.com, Inc.*	4,940	954,655
AutoZone, Inc.*	1	2,964
Bath & Body Works, Inc.	410	16,010
Best Buy Co., Inc.	345	29,080
CarMax, Inc.*	9	660
eBay, Inc.	936	50,282
Etsy, Inc.*	6	354
Genuine Parts Co.	219	30,292
Home Depot, Inc. (The)	1,310	450,954
LKQ Corp.	435	18,092
Lowe's Cos., Inc.	922	203,264
O'Reilly Automotive, Inc.*	3	3,168
Pool Corp.	2	615
Ross Stores, Inc.	574	83,414
TJX Cos., Inc. (The)	450	49,545
Tractor Supply Co.	6	1,620
Ulta Beauty, Inc.*	87	33,571
		1,928,540
Consumer Durables & Apparel — 2.0%
Deckers Outdoor Corp.*	47	45,494
DR Horton, Inc.	19	2,678
Garmin Ltd. (Switzerland)	366	59,629
Hasbro, Inc.	259	15,151
Lennar Corp., Class A	109	16,336
Lululemon Athletica, Inc.*	216	64,519
Mohawk Industries, Inc.*	119	13,517
NIKE, Inc., Class B	1,565	117,954
NVR, Inc.*	1	7,589
PulteGroup, Inc.	12	1,321
Ralph Lauren Corp.	122	21,357
Tapestry, Inc.	437	18,699
		384,244
Consumer Services — 2.4%
Airbnb, Inc., Class A*	30	4,549
Booking Holdings, Inc.	63	249,574
Caesars Entertainment, Inc.*	12	477
Carnival Corp. (Panama)*	61	1,142
Chipotle Mexican Grill, Inc.*	54	3,383
Darden Restaurants, Inc.	187	28,297
Domino's Pizza, Inc.	2	1,033
Expedia Group, Inc.*	7	882
	Number of Shares	Value
COMMON STOCKS — (Continued)
Consumer Services — (Continued)
Hilton Worldwide Holdings, Inc.	13	$ 2,837
Las Vegas Sands Corp.	43	1,903
Marriott International, Inc., Class A	247	59,717
McDonald's Corp.	354	90,213
MGM Resorts International*	18	800
Norwegian Cruise Line Holdings Ltd. (Bermuda)*	21	394
Royal Caribbean Cruises Ltd. (Liberia)*	18	2,870
Starbucks Corp.	66	5,138
Wynn Resorts Ltd.	180	16,110
Yum! Brands, Inc.	19	2,517
		471,836
Consumer Staples Distribution & Retail — 1.2%
Costco Wholesale Corp.	21	17,850
Dollar General Corp.	12	1,587
Dollar Tree, Inc.*	12	1,281
Kroger Co. (The)	1,304	65,109
Sysco Corp.	29	2,070
Target Corp.	646	95,634
Walgreens Boots Alliance, Inc.	1,358	16,425
Walmart, Inc.	474	32,094
		232,050
Energy — 2.3%
APA Corp.	17	500
Baker Hughes Co.	58	2,040
Chevron Corp.	478	74,769
ConocoPhillips	69	7,892
Coterra Energy, Inc.	43	1,147
Devon Energy Corp.	37	1,754
Diamondback Energy, Inc.	171	34,232
EOG Resources, Inc.	33	4,154
EQT Corp.	25	924
Exxon Mobil Corp.	1,205	138,720
Halliburton Co.	52	1,757
Hess Corp.	18	2,655
Kinder Morgan, Inc.	130	2,583
Marathon Oil Corp.	33	946
Marathon Petroleum Corp.	261	45,278
Occidental Petroleum Corp.	52	3,278
ONEOK, Inc.	27	2,202
Phillips 66	684	96,560
Schlumberger NV (Curacao)	83	3,916
Targa Resources Corp.	11	1,417

GOTHAM ENHANCED S&P 500 INDEX FUND
Portfolio of Investments (Continued)
June 30, 2024
(Unaudited)
	Number of Shares	Value
COMMON STOCKS — (Continued)
Energy — (Continued)
Valero Energy Corp.	111	$ 17,400
Williams Cos., Inc. (The)	64	2,720
		446,844
Equity Real Estate Investment Trusts (REITs) — 0.3%
Alexandria Real Estate Equities, Inc.	10	1,170
American Tower Corp.	28	5,443
AvalonBay Communities, Inc.	8	1,655
BXP, Inc.	9	554
Camden Property Trust	6	655
Crown Castle, Inc.	26	2,540
Digital Realty Trust, Inc.	15	2,281
Equinix, Inc.	4	3,026
Equity Residential	22	1,525
Essex Property Trust, Inc.	3	817
Extra Space Storage, Inc.	11	1,709
Federal Realty Investment Trust	4	404
Healthpeak Properties, Inc.	34	666
Host Hotels & Resorts, Inc.	34	611
Invitation Homes, Inc.	30	1,077
Iron Mountain, Inc.	14	1,255
Kimco Realty Corp.	36	701
Mid-America Apartment Communities, Inc.	6	856
Prologis, Inc.	54	6,065
Public Storage	10	2,876
Realty Income Corp.	45	2,377
Regency Centers Corp.	10	622
SBA Communications Corp.	7	1,374
Simon Property Group, Inc.	19	2,884
UDR, Inc.	19	782
Ventas, Inc.	20	1,025
VICI Properties, Inc.	49	1,403
Welltower, Inc.	34	3,544
Weyerhaeuser Co.	43	1,221
		51,118
Financial Services — 7.6%
American Express Co.	292	67,613
Ameriprise Financial, Inc.	31	13,243
Bank of New York Mellon Corp. (The)	297	17,787
Berkshire Hathaway, Inc., Class B*	848	344,967
BlackRock, Inc.	60	47,239
Blackstone, Inc.	34	4,209
Capital One Financial Corp.	23	3,184
Cboe Global Markets, Inc.	6	1,020
	Number of Shares	Value
COMMON STOCKS — (Continued)
Financial Services — (Continued)
Charles Schwab Corp. (The)	87	$ 6,411
CME Group, Inc.	21	4,129
Corpay, Inc.*	140	37,297
Discover Financial Services	17	2,224
FactSet Research Systems, Inc.	2	817
Fidelity National Information Services, Inc.	33	2,487
Fiserv, Inc.*	1,152	171,694
Franklin Resources, Inc.	890	19,892
Global Payments, Inc.	13	1,257
Goldman Sachs Group, Inc. (The)	135	61,063
Intercontinental Exchange, Inc.	471	64,475
Invesco Ltd. (Bermuda)	29	434
Jack Henry & Associates, Inc.	4	664
KKR & Co., Inc.	349	36,729
MarketAxess Holdings, Inc.	2	401
Mastercard, Inc., Class A	369	162,788
Moody's Corp.	10	4,209
Morgan Stanley	103	10,011
MSCI, Inc.	4	1,927
Nasdaq, Inc.	33	1,989
Northern Trust Corp.	14	1,176
PayPal Holdings, Inc.*	1,712	99,347
Raymond James Financial, Inc.	12	1,483
S&P Global, Inc.	15	6,690
State Street Corp.	16	1,184
Synchrony Financial	28	1,321
T Rowe Price Group, Inc.	107	12,338
Visa, Inc., Class A	958	251,446
		1,465,145
Food, Beverage & Tobacco — 4.7%
Altria Group, Inc.	3,378	153,868
Archer-Daniels-Midland Co.	832	50,294
Brown-Forman Corp., Class B	23	993
Bunge Global SA (Switzerland)	8	854
Campbell Soup Co.	17	768
Coca-Cola Co. (The)	4,325	275,286
Conagra Brands, Inc.	337	9,578
Constellation Brands, Inc., Class A	10	2,573
General Mills, Inc.	32	2,024
Hershey Co. (The)	11	2,022
Hormel Foods Corp.	32	976
J M Smucker Co. (The)	6	654
Kellanova	516	29,763
Keurig Dr Pepper, Inc.	369	12,325
Kraft Heinz Co. (The)	1,974	63,602

GOTHAM ENHANCED S&P 500 INDEX FUND
Portfolio of Investments (Continued)
June 30, 2024
(Unaudited)
	Number of Shares	Value
COMMON STOCKS — (Continued)
Food, Beverage & Tobacco — (Continued)
Lamb Weston Holdings, Inc.	7	$ 589
McCormick & Co., Inc., non-voting shares	18	1,277
Molson Coors Beverage Co., Class B	342	17,384
Mondelez International, Inc., Class A	79	5,170
Monster Beverage Corp.*	50	2,497
PepsiCo, Inc.	81	13,359
Philip Morris International, Inc.	2,599	263,357
Tyson Foods, Inc., Class A	21	1,200
		910,413
Health Care Equipment & Services — 5.5%
Abbott Laboratories	689	71,594
Align Technology, Inc.*	4	966
Baxter International, Inc.	29	970
Becton Dickinson & Co.	13	3,038
Boston Scientific Corp.*	70	5,391
Cardinal Health, Inc.	234	23,007
Cencora, Inc.	324	72,997
Centene Corp.*	31	2,055
Cigna Group (The)	530	175,202
Cooper Cos., Inc. (The)	12	1,048
CVS Health Corp.	2,045	120,778
DaVita, Inc.*	12	1,663
Dexcom, Inc.*	18	2,041
Edwards Lifesciences Corp.*	29	2,679
Elevance Health, Inc.	13	7,044
GE HealthCare Technologies, Inc.	26	2,026
HCA Healthcare, Inc.	425	136,544
Henry Schein, Inc.*	7	449
Hologic, Inc.*	14	1,040
Humana, Inc.	215	80,335
IDEXX Laboratories, Inc.*	4	1,949
Insulet Corp.*	4	807
Intuitive Surgical, Inc.*	16	7,118
Labcorp Holdings, Inc.*	4	814
McKesson Corp.	104	60,740
Medtronic PLC (Ireland)	2,064	162,457
Molina Healthcare, Inc.*	95	28,243
Quest Diagnostics, Inc.	6	821
ResMed, Inc.	120	22,970
Solventum Corp.*	296	15,652
STERIS PLC (Ireland)	4	878
Stryker Corp.	18	6,125
Teleflex, Inc.	2	421
UnitedHealth Group, Inc.	54	27,500
	Number of Shares	Value
COMMON STOCKS — (Continued)
Health Care Equipment & Services — (Continued)
Universal Health Services, Inc., Class B	108	$ 19,972
Zimmer Biomet Holdings, Inc.	10	1,085
		1,068,419
Household & Personal Products — 1.8%
Church & Dwight Co., Inc.	12	1,244
Clorox Co. (The)	8	1,092
Colgate-Palmolive Co.	946	91,800
Estee Lauder Cos., Inc. (The), Class A	17	1,809
Kenvue, Inc.	113	2,054
Kimberly-Clark Corp.	533	73,660
Procter & Gamble Co. (The)	1,115	183,886
		355,545
Insurance — 1.5%
Aflac, Inc.	29	2,590
Allstate Corp. (The)	13	2,076
American International Group, Inc.	39	2,895
Aon PLC, Class A (Ireland)	299	87,780
Arch Capital Group Ltd. (Bermuda)*	22	2,220
Arthur J Gallagher & Co.	12	3,112
Assurant, Inc.	3	499
Brown & Brown, Inc.	520	46,493
Chubb Ltd. (Switzerland)	23	5,867
Cincinnati Financial Corp.	9	1,063
Everest Group Ltd. (Bermuda)	2	762
Globe Life, Inc.	5	411
Hartford Financial Services Group, Inc. (The)	15	1,508
Loews Corp.	44	3,289
Marsh & McLennan Cos., Inc.	29	6,111
MetLife, Inc.	42	2,948
Principal Financial Group, Inc.	12	941
Progressive Corp. (The)	28	5,816
Prudential Financial, Inc.	541	63,400
Travelers Cos., Inc. (The)	13	2,643
W R Berkley Corp.	15	1,179
Willis Towers Watson PLC (Ireland)	196	51,379
		294,982
Materials — 1.1%
Air Products and Chemicals, Inc.	10	2,580
Albemarle Corp.	6	573
Amcor PLC (Jersey)	87	851
Avery Dennison Corp.	126	27,550
Ball Corp.	512	30,730

GOTHAM ENHANCED S&P 500 INDEX FUND
Portfolio of Investments (Continued)
June 30, 2024
(Unaudited)
	Number of Shares	Value
COMMON STOCKS — (Continued)
Materials — (Continued)
Celanese Corp.	172	$ 23,201
CF Industries Holdings, Inc.	11	815
Corteva, Inc.	41	2,212
Dow, Inc.	41	2,175
DuPont de Nemours, Inc.	24	1,932
Eastman Chemical Co.	6	588
Ecolab, Inc.	15	3,570
FMC Corp.	7	403
Freeport-McMoRan, Inc.	85	4,131
International Flavors & Fragrances, Inc.	15	1,428
International Paper Co.	562	24,250
Linde PLC (Ireland)	28	12,287
LyondellBasell Industries NV, Class A (Netherlands)	19	1,818
Martin Marietta Materials, Inc.	3	1,625
Mosaic Co. (The)	19	549
Newmont Corp.	53	2,219
Nucor Corp.	14	2,213
Packaging Corp. of America	169	30,853
PPG Industries, Inc.	13	1,637
Sherwin-Williams Co. (The)	14	4,178
Steel Dynamics, Inc.	11	1,424
Vulcan Materials Co.	7	1,741
Westrock Co.	471	23,672
		211,205
Media & Entertainment — 10.5%
Alphabet, Inc., Class A	5,388	981,424
Charter Communications, Inc., Class A*	229	68,462
Comcast Corp., Class A	232	9,085
Electronic Arts, Inc.	109	15,187
Fox Corp., Class A	28	962
Interpublic Group of Cos., Inc. (The)	729	21,207
Live Nation Entertainment, Inc.*	11	1,031
Match Group, Inc.*	421	12,790
Meta Platforms, Inc., Class A	1,205	607,585
Netflix, Inc.*	168	113,380
News Corp., Class A	33	910
Omnicom Group, Inc.	379	33,996
Paramount Global, Class B	1,064	11,055
Take-Two Interactive Software, Inc.*	69	10,729
Walt Disney Co. (The)	1,453	144,268
Warner Bros Discovery, Inc.*	145	1,079
		2,033,150
	Number of Shares	Value
COMMON STOCKS — (Continued)
Pharmaceuticals, Biotechnology & Life Sciences — 3.5%
AbbVie, Inc.	142	$ 24,356
Agilent Technologies, Inc.	14	1,815
Amgen, Inc.	113	35,307
Biogen, Inc.*	8	1,855
Bio-Rad Laboratories, Inc., Class A*	1	273
Bio-Techne Corp.	8	573
Bristol-Myers Squibb Co.	1,923	79,862
Catalent, Inc.*	9	506
Charles River Laboratories International, Inc.*	3	620
Danaher Corp.	293	73,206
Eli Lilly & Co.	45	40,742
Gilead Sciences, Inc.	2,026	139,004
Incyte Corp.*	88	5,335
IQVIA Holdings, Inc.*	8	1,691
Johnson & Johnson	1,389	203,016
Merck & Co., Inc.	180	22,284
Mettler-Toledo International, Inc.*	1	1,398
Moderna, Inc.*	23	2,731
Pfizer, Inc.	335	9,373
Regeneron Pharmaceuticals, Inc.*	8	8,408
Revvity, Inc.	8	839
Thermo Fisher Scientific, Inc.	18	9,954
Vertex Pharmaceuticals, Inc.*	15	7,031
Viatris, Inc.	69	733
Waters Corp.*	3	870
West Pharmaceutical Services, Inc.	4	1,318
Zoetis, Inc.	21	3,641
		676,741
Real Estate Management & Development — 0.0%
CBRE Group, Inc., Class A*	18	1,604
CoStar Group, Inc.*	19	1,409
		3,013
Semiconductors & Semiconductor Equipment — 7.9%
Advanced Micro Devices, Inc.*	77	12,490
Analog Devices, Inc.	23	5,250
Applied Materials, Inc.	325	76,697
Broadcom, Inc.	27	43,349
Enphase Energy, Inc.*	6	598
First Solar, Inc.*	5	1,127
Intel Corp.	245	7,588
KLA Corp.	53	43,699
Lam Research Corp.	51	54,307
Microchip Technology, Inc.	31	2,837
Micron Technology, Inc.	436	57,347

GOTHAM ENHANCED S&P 500 INDEX FUND
Portfolio of Investments (Continued)
June 30, 2024
(Unaudited)
	Number of Shares	Value
COMMON STOCKS — (Continued)
Semiconductors & Semiconductor Equipment — (Continued)
Monolithic Power Systems, Inc.	2	$ 1,644
NVIDIA Corp.	6,241	771,013
NXP Semiconductors NV (Netherlands)	15	4,036
ON Semiconductor Corp.*	25	1,714
Qorvo, Inc.*	158	18,334
QUALCOMM, Inc.	1,913	381,031
Skyworks Solutions, Inc.	265	28,244
Teradyne, Inc.	9	1,335
Texas Instruments, Inc.	44	8,559
		1,521,199
Software & Services — 10.4%
Accenture PLC, Class A (Ireland)	189	57,344
Adobe, Inc.*	27	15,000
Akamai Technologies, Inc.*	8	721
ANSYS, Inc.*	35	11,252
Autodesk, Inc.*	13	3,217
Cadence Design Systems, Inc.*	108	33,237
Cognizant Technology Solutions Corp., Class A	195	13,260
Crowdstrike Holdings, Inc., Class A*	10	3,832
EPAM Systems, Inc.*	22	4,138
Fair Isaac Corp.*	2	2,977
Fortinet, Inc.*	37	2,230
Gartner, Inc.*	4	1,796
Gen Digital, Inc.	1,082	27,028
GoDaddy, Inc., Class A*	5	699
International Business Machines Corp.	54	9,339
Intuit, Inc.	13	8,544
Microsoft Corp.	3,529	1,577,286
Oracle Corp.	164	23,157
Palo Alto Networks, Inc.*	16	5,424
PTC, Inc.*	6	1,090
Roper Technologies, Inc.	43	24,237
Salesforce, Inc.	390	100,269
ServiceNow, Inc.*	13	10,227
Synopsys, Inc.*	61	36,299
Tyler Technologies, Inc.*	2	1,006
VeriSign, Inc.*	162	28,804
		2,002,413
Technology Hardware & Equipment — 9.4%
Amphenol Corp., Class A	70	4,716
Apple, Inc.	6,068	1,278,042
Arista Networks, Inc.*	16	5,608
	Number of Shares	Value
COMMON STOCKS — (Continued)
Technology Hardware & Equipment — (Continued)
CDW Corp.	7	$ 1,567
Cisco Systems, Inc.	3,084	146,521
Corning, Inc.	49	1,904
F5, Inc.*	113	19,462
Hewlett Packard Enterprise Co.	76	1,609
HP, Inc.	1,594	55,822
Jabil, Inc.	235	25,566
Juniper Networks, Inc.	586	21,365
Keysight Technologies, Inc.*	12	1,641
Motorola Solutions, Inc.	149	57,521
NetApp, Inc.	381	49,073
Seagate Technology Holdings PLC (Ireland)	13	1,342
Super Micro Computer, Inc.*	91	74,561
TE Connectivity Ltd. (Switzerland)	499	75,065
Teledyne Technologies, Inc.*	2	776
Trimble, Inc.*	12	671
Western Digital Corp.*	20	1,515
Zebra Technologies Corp., Class A*	3	927
		1,825,274
Telecommunication Services — 3.2%
AT&T, Inc.	8,350	159,568
T-Mobile US, Inc.	1,153	203,136
Verizon Communications, Inc.	6,198	255,606
		618,310
Transportation — 0.7%
American Airlines Group, Inc.*	38	430
CH Robinson Worldwide, Inc.	6	529
CSX Corp.	2,896	96,871
Delta Air Lines, Inc.	38	1,803
Expeditors International of Washington, Inc.	8	998
FedEx Corp.	14	4,198
JB Hunt Transport Services, Inc.	5	800
Norfolk Southern Corp.	14	3,006
Old Dominion Freight Line, Inc.	10	1,766
Southwest Airlines Co.	29	830
Uber Technologies, Inc.*	98	7,123
Union Pacific Corp.	36	8,145
United Airlines Holdings, Inc.*	16	779
United Parcel Service, Inc., Class B	50	6,842
		134,120
Utilities — 0.5%
AES Corp. (The)	40	703
Alliant Energy Corp.	13	662

GOTHAM ENHANCED S&P 500 INDEX FUND
Portfolio of Investments (Concluded)
June 30, 2024
(Unaudited)
	Number of Shares	Value
COMMON STOCKS — (Continued)
Utilities — (Continued)
Ameren Corp.	13	$ 924
American Electric Power Co., Inc.	25	2,193
American Water Works Co., Inc.	9	1,162
Atmos Energy Corp.	7	817
CenterPoint Energy, Inc.	30	929
CMS Energy Corp.	14	833
Consolidated Edison, Inc.	21	1,878
Constellation Energy Corp.	19	3,805
Dominion Energy, Inc.	48	2,352
DTE Energy Co.	12	1,332
Duke Energy Corp.	45	4,510
Edison International	18	1,293
Entergy Corp.	10	1,070
Evergy, Inc.	11	583
Eversource Energy	17	964
Exelon Corp.	60	2,077
FirstEnergy Corp.	28	1,072
NextEra Energy, Inc.	97	6,869
NiSource, Inc.	21	605
NRG Energy, Inc.	377	29,353
PG&E Corp.	842	14,701
	Number of Shares	Value
COMMON STOCKS — (Continued)
Utilities — (Continued)
Pinnacle West Capital Corp.	6	$ 458
PPL Corp.	44	1,217
Public Service Enterprise Group, Inc.	29	2,137
Sempra	30	2,282
Southern Co. (The)	52	4,034
Vistra Corp.	21	1,806
WEC Energy Group, Inc.	15	1,177
Xcel Energy, Inc.	27	1,442
		95,240
TOTAL COMMON STOCKS (Cost $14,176,389)		19,153,627
OTHER ASSETS IN EXCESS OF LIABILITIES - 0.9%		172,977
NET ASSETS - 100.0%		$19,326,604

*	Non-income producing.
PLC	Public Limited Company

All financial instruments listed in the Portfolio of Investments are considered Level 1, measured at fair value on a recurring basis based on quoted prices for identical assets in active markets as of and for the period ended June 30, 2024.
For additional information about significant accounting policies, including valuation of investments, refer to the Fund’s most recent annual or semi-annual report.

GOTHAM HEDGED CORE FUND
Portfolio of Investments
June 30, 2024
(Unaudited)
	Number of Shares	Value
LONG POSITIONS — 137.7%
COMMON STOCKS — 137.7%
Capital Goods — 9.0%
A. O. Smith Corp.	172	$ 14,066
Caterpillar, Inc.	141	46,967
Fastenal Co.	538	33,808
GE Vernova, Inc.†*	36	6,174
General Electric Co.†	147	23,369
Illinois Tool Works, Inc.	4	948
Lockheed Martin Corp.†	197	92,019
Masco Corp.	235	15,667
Northrop Grumman Corp.†	14	6,103
Otis Worldwide Corp.	210	20,215
Snap-on, Inc.†	282	73,712
Textron, Inc.	625	53,662
Trane Technologies PLC (Ireland)	19	6,250
Westinghouse Air Brake Technologies Corp.	238	37,616
WW Grainger, Inc.†	97	87,517
		518,093
Commercial & Professional Services — 2.3%
Automatic Data Processing, Inc.	113	26,972
Jacobs Solutions, Inc.	74	10,339
Leidos Holdings, Inc.	335	48,870
Republic Services, Inc.	245	47,613
		133,794
Consumer Discretionary Distribution & Retail — 7.6%
Amazon.com, Inc.†*	912	176,244
AutoZone, Inc.†*	6	17,785
Best Buy Co., Inc.†	24	2,023
eBay, Inc.†	1,139	61,187
Genuine Parts Co.†	385	53,253
Home Depot, Inc. (The)	70	24,097
LKQ Corp.	859	35,726
Lowe's Cos., Inc.†	137	30,203
Ross Stores, Inc.	78	11,335
TJX Cos., Inc. (The)	81	8,918
Ulta Beauty, Inc.*	44	16,978
		437,749
Consumer Durables & Apparel — 4.8%
Deckers Outdoor Corp.*	23	22,263
Garmin Ltd. (Switzerland)†	1,094	178,234
PulteGroup, Inc.	217	23,892
Tapestry, Inc.	1,167	49,936
		274,325
	Number of Shares	Value
COMMON STOCKS — (Continued)
Consumer Services — 2.8%
Booking Holdings, Inc.†	25	$ 99,037
Darden Restaurants, Inc.	11	1,665
Las Vegas Sands Corp.	60	2,655
Marriott International, Inc., Class A	6	1,451
McDonald's Corp.†	133	33,894
Wynn Resorts Ltd.	47	4,206
Yum! Brands, Inc.†	153	20,266
		163,174
Consumer Staples Distribution & Retail — 1.6%
Kroger Co. (The)†	1,804	90,074
Sysco Corp.†	57	4,069
		94,143
Energy — 2.2%
Baker Hughes Co.	32	1,125
ConocoPhillips	2	229
Devon Energy Corp.	13	616
Diamondback Energy, Inc.	49	9,809
EOG Resources, Inc.	216	27,188
Exxon Mobil Corp.†	419	48,235
Halliburton Co.	401	13,546
Marathon Oil Corp.	157	4,501
Marathon Petroleum Corp.	22	3,817
Phillips 66	94	13,270
Valero Energy Corp.	19	2,979
		125,315
Financial Services — 10.8%
Berkshire Hathaway, Inc., Class B†*	249	101,293
Cboe Global Markets, Inc.†	698	118,702
CME Group, Inc.†	470	92,402
Corpay, Inc.*	164	43,691
Fiserv, Inc.†*	717	106,862
Intercontinental Exchange, Inc.	38	5,202
Mastercard, Inc., Class A†	83	36,616
PayPal Holdings, Inc.†*	629	36,501
Visa, Inc., Class A†	305	80,053
		621,322
Food, Beverage & Tobacco — 8.4%
Altria Group, Inc.†	2,273	103,535
Archer-Daniels-Midland Co.	537	32,462
Bunge Global SA (Switzerland)	5	534
Coca-Cola Co. (The)†	1,193	75,935
Conagra Brands, Inc.†	357	10,146
General Mills, Inc.†	92	5,820
Hormel Foods Corp.†	415	12,653

GOTHAM HEDGED CORE FUND
Portfolio of Investments (Continued)
June 30, 2024
(Unaudited)
	Number of Shares	Value
COMMON STOCKS — (Continued)
Food, Beverage & Tobacco — (Continued)
Kellanova†	322	$ 18,573
Keurig Dr Pepper, Inc.†	843	28,156
Kraft Heinz Co. (The)†	2,164	69,724
McCormick & Co., Inc., non-voting shares†	213	15,110
Molson Coors Beverage Co., Class B†	466	23,687
Mondelez International, Inc., Class A	537	35,141
Philip Morris International, Inc.†	479	48,537
		480,013
Health Care Equipment & Services — 16.9%
Abbott Laboratories†	154	16,002
Cardinal Health, Inc.†	992	97,533
Cencora, Inc.†	653	147,121
Centene Corp.†*	89	5,901
Cigna Group (The)†	213	70,411
CVS Health Corp.	670	39,570
DaVita, Inc.†*	36	4,989
Elevance Health, Inc.	16	8,670
GE HealthCare Technologies, Inc.†	373	29,064
HCA Healthcare, Inc.	11	3,534
Hologic, Inc.*	207	15,370
Humana, Inc.	407	152,076
McKesson Corp.†	264	154,187
Medtronic PLC (Ireland)	258	20,307
Molina Healthcare, Inc.†*	324	96,325
Solventum Corp.*	1,167	61,711
UnitedHealth Group, Inc.	96	48,889
		971,660
Household & Personal Products — 4.4%
Church & Dwight Co., Inc.†	27	2,799
Clorox Co. (The)	3	410
Colgate-Palmolive Co.†	847	82,193
Kimberly-Clark Corp.†	641	88,586
Procter & Gamble Co. (The)†	471	77,677
		251,665
Insurance — 5.0%
Aon PLC, Class A (Ireland)	194	56,954
Arthur J Gallagher & Co.	28	7,261
Brown & Brown, Inc.†	709	63,392
Marsh & McLennan Cos., Inc.†	95	20,018
Progressive Corp. (The)	241	50,058
Willis Towers Watson PLC (Ireland)†	342	89,652
		287,335
	Number of Shares	Value
COMMON STOCKS — (Continued)
Materials — 1.3%
Ball Corp.	289	$ 17,346
International Paper Co.	243	10,485
Martin Marietta Materials, Inc.	78	42,260
Packaging Corp. of America	35	6,390
		76,481
Media & Entertainment — 9.4%
Alphabet, Inc., Class A†	1,085	197,633
Charter Communications, Inc., Class A†*	13	3,886
Electronic Arts, Inc.†	25	3,483
Interpublic Group of Cos., Inc. (The)	804	23,388
Meta Platforms, Inc., Class A†	303	152,779
Netflix, Inc.†*	127	85,710
Omnicom Group, Inc.†	506	45,388
Take-Two Interactive Software, Inc.†*	16	2,488
Walt Disney Co. (The)	276	27,404
		542,159
Pharmaceuticals, Biotechnology & Life Sciences — 3.7%
AbbVie, Inc.	135	23,155
Amgen, Inc.†	47	14,685
Bristol-Myers Squibb Co.	151	6,271
Danaher Corp.†	66	16,490
Gilead Sciences, Inc.	1,250	85,763
Johnson & Johnson†	331	48,379
Merck & Co., Inc.†	120	14,856
		209,599
Semiconductors & Semiconductor Equipment — 9.6%
Applied Materials, Inc.†	381	89,912
Broadcom, Inc.†	52	83,488
KLA Corp.†	96	79,153
Lam Research Corp.†	55	58,567
Qorvo, Inc.*	129	14,969
QUALCOMM, Inc.	978	194,798
Skyworks Solutions, Inc.	273	29,096
		549,983
Software & Services — 11.0%
Accenture PLC, Class A (Ireland)	404	122,578
Gen Digital, Inc.	31	774
GoDaddy, Inc., Class A*	150	20,957
International Business Machines Corp.†	194	33,552
Microsoft Corp.†	613	273,980
Roper Technologies, Inc.†	10	5,637

GOTHAM HEDGED CORE FUND
Portfolio of Investments (Continued)
June 30, 2024
(Unaudited)
	Number of Shares	Value
COMMON STOCKS — (Continued)
Software & Services — (Continued)
Salesforce, Inc.†	217	$ 55,791
VeriSign, Inc.†*	659	117,170
		630,439
Technology Hardware & Equipment — 20.2%
Amphenol Corp., Class A	24	1,617
Apple, Inc.†	1,275	268,540
CDW Corp.†	319	71,405
Cisco Systems, Inc.†	2,450	116,400
F5, Inc.†*	688	118,494
HP, Inc.†	1,440	50,429
Jabil, Inc.†	1,241	135,008
Juniper Networks, Inc.†	2,822	102,890
Keysight Technologies, Inc.†*	314	42,940
Motorola Solutions, Inc.†	168	64,856
NetApp, Inc.†	911	117,337
TE Connectivity Ltd. (Switzerland)	453	68,145
		1,158,061
Telecommunication Services — 3.5%
AT&T, Inc.†	1,087	20,773
T-Mobile US, Inc.†	674	118,745
Verizon Communications, Inc.†	1,430	58,973
		198,491
Transportation — 1.1%
CSX Corp.	1,012	33,851
Delta Air Lines, Inc.†	332	15,750
FedEx Corp.†	51	15,292
		64,893
Utilities — 2.1%
NRG Energy, Inc.†	1,524	118,659
TOTAL COMMON STOCKS (Cost $6,622,358)		7,907,353

TOTAL LONG POSITIONS - 137.7% (Cost $6,622,358)		7,907,353
SHORT POSITIONS — (39.6)%
COMMON STOCKS — (39.6)%
Automobiles & Components — (0.6)%
Ford Motor Co.	(1,724)	(21,619)
Tesla, Inc.*	(58)	(11,477)
		(33,096)
Capital Goods — (1.7)%
Axon Enterprise, Inc.*	(60)	(17,654)
Boeing Co. (The)*	(152)	(27,665)
	Number of Shares	Value

COMMON STOCKS — (Continued)
Capital Goods — (Continued)
Carrier Global Corp.	(386)	$ (24,349)
Deere & Co.	(12)	(4,484)
Hubbell, Inc.	(15)	(5,482)
Rockwell Automation, Inc.	(56)	(15,416)
		(95,050)
Commercial & Professional Services — (1.0)%
Copart, Inc.*	(264)	(14,298)
Dayforce, Inc.*	(615)	(30,504)
Equifax, Inc.	(33)	(8,001)
Rollins, Inc.	(58)	(2,830)
Verisk Analytics, Inc.	(5)	(1,348)
		(56,981)
Consumer Discretionary Distribution & Retail — (0.2)%
CarMax, Inc.*	(44)	(3,227)
Tractor Supply Co.	(36)	(9,720)
		(12,947)
Consumer Durables & Apparel — (0.8)%
Lululemon Athletica, Inc.*	(85)	(25,390)
NIKE, Inc., Class B	(63)	(4,748)
Ralph Lauren Corp.	(79)	(13,830)
		(43,968)
Consumer Services — (1.0)%
Airbnb, Inc., Class A*	(104)	(15,769)
Carnival Corp. (Panama)*	(746)	(13,965)
Chipotle Mexican Grill, Inc.*	(91)	(5,701)
Norwegian Cruise Line Holdings Ltd. (Bermuda)*	(726)	(13,642)
Royal Caribbean Cruises Ltd. (Liberia)*	(49)	(7,812)
		(56,889)
Energy — (0.3)%
Targa Resources Corp.	(42)	(5,409)
Williams Cos., Inc. (The)	(317)	(13,472)
		(18,881)
Equity Real Estate Investment Trusts (REITs) — (1.2)%
American Tower Corp.	(84)	(16,328)
Crown Castle, Inc.	(68)	(6,644)
Digital Realty Trust, Inc.	(28)	(4,257)
Equinix, Inc.	(33)	(24,968)
Healthpeak Properties, Inc.	(8)	(157)
Iron Mountain, Inc.	(82)	(7,349)

GOTHAM HEDGED CORE FUND
Portfolio of Investments (Continued)
June 30, 2024
(Unaudited)
	Number of Shares	Value

COMMON STOCKS — (Continued)
Equity Real Estate Investment Trusts (REITs) — (Continued)
SBA Communications Corp.	(21)	$ (4,122)
Weyerhaeuser Co.	(164)	(4,656)
		(68,481)
Financial Services — (0.3)%
MarketAxess Holdings, Inc.	(35)	(7,019)
MSCI, Inc.	(23)	(11,080)
		(18,099)
Food, Beverage & Tobacco — (0.9)%
J M Smucker Co. (The)	(120)	(13,085)
Lamb Weston Holdings, Inc.	(398)	(33,464)
Monster Beverage Corp.*	(108)	(5,394)
		(51,943)
Health Care Equipment & Services — (3.0)%
Boston Scientific Corp.*	(10)	(770)
Cooper Cos., Inc. (The)	(228)	(19,904)
Dexcom, Inc.*	(287)	(32,540)
Edwards Lifesciences Corp.*	(223)	(20,599)
IDEXX Laboratories, Inc.*	(37)	(18,026)
Insulet Corp.*	(127)	(25,629)
Intuitive Surgical, Inc.*	(50)	(22,242)
STERIS PLC (Ireland)	(113)	(24,808)
Stryker Corp.	(15)	(5,104)
		(169,622)
Insurance — (0.3)%
Everest Group Ltd. (Bermuda)	(45)	(17,146)
Materials — (2.0)%
Air Products and Chemicals, Inc.	(62)	(15,999)
Albemarle Corp.	(83)	(7,928)
CF Industries Holdings, Inc.	(356)	(26,387)
Freeport-McMoRan, Inc.	(436)	(21,190)
Mosaic Co. (The)	(432)	(12,485)
Newmont Corp.	(696)	(29,141)
		(113,130)
Media & Entertainment — (1.0)%
Live Nation Entertainment, Inc.*	(378)	(35,434)
Warner Bros Discovery, Inc.*	(2,624)	(19,522)
		(54,956)
Pharmaceuticals, Biotechnology & Life Sciences — (2.9)%
Bio-Techne Corp.	(250)	(17,913)
Catalent, Inc.*	(375)	(21,086)
Charles River Laboratories International, Inc.*	(58)	(11,982)
Eli Lilly & Co.	(21)	(19,013)
	Number of Shares	Value

COMMON STOCKS — (Continued)
Pharmaceuticals, Biotechnology & Life Sciences — (Continued)
Mettler-Toledo International, Inc.*	(4)	$ (5,590)
Moderna, Inc.*	(167)	(19,831)
Pfizer, Inc.	(559)	(15,641)
Revvity, Inc.	(147)	(15,414)
West Pharmaceutical Services, Inc.	(109)	(35,904)
Zoetis, Inc.	(31)	(5,374)
		(167,748)
Real Estate Management & Development — (0.5)%
CoStar Group, Inc.*	(408)	(30,249)
Semiconductors & Semiconductor Equipment — (3.7)%
Advanced Micro Devices, Inc.*	(218)	(35,362)
Analog Devices, Inc.	(57)	(13,011)
Enphase Energy, Inc.*	(99)	(9,871)
First Solar, Inc.*	(91)	(20,517)
Intel Corp.	(1,168)	(36,173)
Monolithic Power Systems, Inc.	(30)	(24,650)
NVIDIA Corp.	(336)	(41,510)
ON Semiconductor Corp.*	(71)	(4,867)
Teradyne, Inc.	(90)	(13,346)
Texas Instruments, Inc.	(74)	(14,395)
		(213,702)
Software & Services — (4.7)%
Adobe, Inc.*	(56)	(31,110)
Autodesk, Inc.*	(96)	(23,755)
Crowdstrike Holdings, Inc., Class A*	(87)	(33,338)
Fair Isaac Corp.*	(12)	(17,864)
Fortinet, Inc.*	(516)	(31,099)
Intuit, Inc.	(10)	(6,572)
Oracle Corp.	(161)	(22,733)
Palo Alto Networks, Inc.*	(113)	(38,308)
PTC, Inc.*	(41)	(7,449)
ServiceNow, Inc.*	(48)	(37,760)
Tyler Technologies, Inc.*	(45)	(22,625)
		(272,613)
Technology Hardware & Equipment — (1.9)%
Arista Networks, Inc.*	(64)	(22,431)
Seagate Technology Holdings PLC (Ireland)	(164)	(16,936)
Super Micro Computer, Inc.*	(38)	(31,135)
Western Digital Corp.*	(401)	(30,384)
Zebra Technologies Corp., Class A*	(25)	(7,723)
		(108,609)

GOTHAM HEDGED CORE FUND
Portfolio of Investments (Concluded)
June 30, 2024
(Unaudited)
	Number of Shares	Value

COMMON STOCKS — (Continued)
Transportation — (1.4)%
CH Robinson Worldwide, Inc.	(136)	$ (11,984)
JB Hunt Transport Services, Inc.	(69)	(11,040)
Norfolk Southern Corp.	(83)	(17,819)
Old Dominion Freight Line, Inc.	(81)	(14,305)
Southwest Airlines Co.	(148)	(4,234)
Uber Technologies, Inc.*	(263)	(19,115)
United Airlines Holdings, Inc.*	(87)	(4,234)
		(82,731)
Utilities — (10.2)%
AES Corp. (The)	(1,033)	(18,150)
Alliant Energy Corp.	(533)	(27,130)
Ameren Corp.	(405)	(28,800)
American Electric Power Co., Inc.	(198)	(17,373)
American Water Works Co., Inc.	(213)	(27,511)
Atmos Energy Corp.	(189)	(22,047)
CenterPoint Energy, Inc.	(719)	(22,275)
CMS Energy Corp.	(177)	(10,537)
Consolidated Edison, Inc.	(246)	(21,997)
Constellation Energy Corp.	(108)	(21,629)
Dominion Energy, Inc.	(397)	(19,453)
DTE Energy Co.	(118)	(13,099)
Edison International	(253)	(18,168)
Entergy Corp.	(186)	(19,902)
Evergy, Inc.	(434)	(22,989)
Eversource Energy	(478)	(27,107)
Exelon Corp.	(834)	(28,865)
FirstEnergy Corp.	(330)	(12,629)
	Number of Shares	Value

COMMON STOCKS — (Continued)
Utilities — (Continued)
NextEra Energy, Inc.	(248)	$ (17,561)
NiSource, Inc.	(738)	(21,262)
Pinnacle West Capital Corp.	(302)	(23,067)
PPL Corp.	(413)	(11,419)
Public Service Enterprise Group, Inc.	(99)	(7,296)
Sempra	(367)	(27,914)
Southern Co. (The)	(227)	(17,608)
Vistra Corp.	(397)	(34,134)
WEC Energy Group, Inc.	(229)	(17,967)
Xcel Energy, Inc.	(546)	(29,162)
		(587,051)
TOTAL COMMON STOCKS (Proceeds $2,389,394)		(2,273,892)

TOTAL SHORT POSITIONS - (39.6)% (Proceeds $2,389,394)		(2,273,892)
OTHER ASSETS IN EXCESS OF LIABILITIES - 1.9%		108,448
NET ASSETS - 100.0%		$5,741,909

†	Security position is either entirely or partially held in a segregated account as collateral for securities sold short.
*	Non-income producing.
PLC	Public Limited Company

All financial instruments listed in the Portfolio of Investments are considered Level 1, measured at fair value on a recurring basis based on quoted prices for identical assets in active markets as of and for the period ended June 30, 2024.
For additional information about significant accounting policies, including valuation of investments, refer to the Fund’s most recent annual or semi-annual report.

GOTHAM DEFENSIVE LONG 500 FUND
Portfolio of Investments
June 30, 2024
(Unaudited)
	Number of Shares	Value
COMMON STOCKS — 94.9%
Capital Goods — 8.4%
A. O. Smith Corp.	721	$ 58,964
Builders FirstSource, Inc.(a)*	620	85,814
Caterpillar, Inc.	442	147,230
Cummins, Inc.	68	18,831
Fastenal Co.	981	61,646
Howmet Aerospace, Inc.	104	8,074
Illinois Tool Works, Inc.	65	15,403
Ingersoll Rand, Inc.	73	6,631
Lockheed Martin Corp.(a)	398	185,906
Masco Corp.	1,175	78,337
Northrop Grumman Corp.	18	7,847
Otis Worldwide Corp.	681	65,553
PACCAR, Inc.	100	10,294
Pentair PLC (Ireland)	54	4,140
Snap-on, Inc.(a)	651	170,165
Textron, Inc.	1,528	131,194
Trane Technologies PLC (Ireland)	182	59,865
Westinghouse Air Brake Technologies Corp.	639	100,994
WW Grainger, Inc.(a)	218	196,688
		1,413,576
Commercial & Professional Services — 1.8%
Automatic Data Processing, Inc.	266	63,491
Jacobs Solutions, Inc.	425	59,377
Leidos Holdings, Inc.	762	111,161
Republic Services, Inc.	364	70,740
		304,769
Consumer Discretionary Distribution & Retail — 3.7%
Amazon.com, Inc.(a)*	805	155,566
AutoZone, Inc.*	10	29,641
Best Buy Co., Inc.	48	4,046
eBay, Inc.(a)	1,708	91,754
Genuine Parts Co.	599	82,854
Home Depot, Inc. (The)	130	44,751
LKQ Corp.	2,362	98,235
Lowe's Cos., Inc.	165	36,376
Ross Stores, Inc.	168	24,414
TJX Cos., Inc. (The)	53	5,835
Ulta Beauty, Inc.*	116	44,761
		618,233
Consumer Durables & Apparel — 2.9%
Deckers Outdoor Corp.*	62	60,013
Garmin Ltd. (Switzerland)	1,649	268,655
Hasbro, Inc.	141	8,248
	Number of Shares	Value
COMMON STOCKS — (Continued)
Consumer Durables & Apparel — (Continued)
PulteGroup, Inc.	371	$ 40,847
Tapestry, Inc.	2,478	106,034
		483,797
Consumer Services — 2.0%
Booking Holdings, Inc.(a)	49	194,113
Darden Restaurants, Inc.	40	6,053
Marriott International, Inc., Class A(a)	99	23,935
McDonald's Corp.	257	65,494
Wynn Resorts Ltd.	111	9,935
Yum! Brands, Inc.	276	36,559
		336,089
Consumer Staples Distribution & Retail — 1.0%
Kroger Co. (The)(a)	3,310	165,268
Sysco Corp.	82	5,854
		171,122
Energy — 1.1%
Baker Hughes Co.	83	2,919
Devon Energy Corp.	34	1,612
Diamondback Energy, Inc.	76	15,214
EOG Resources, Inc.	339	42,670
Exxon Mobil Corp.	568	65,388
Halliburton Co.	548	18,511
Marathon Oil Corp.	112	3,211
Marathon Petroleum Corp.	33	5,725
Phillips 66	112	15,811
Valero Energy Corp.	52	8,152
		179,213
Financial Services — 7.4%
Berkshire Hathaway, Inc., Class B(a)*	521	211,943
Cboe Global Markets, Inc.	1,147	195,059
CME Group, Inc.	803	157,870
Corpay, Inc.*	443	118,020
Fiserv, Inc.(a)*	1,560	232,502
Intercontinental Exchange, Inc.	212	29,021
Mastercard, Inc., Class A	132	58,233
PayPal Holdings, Inc.*	1,420	82,402
Visa, Inc., Class A(a)	609	159,844
		1,244,894
Food, Beverage & Tobacco — 6.2%
Altria Group, Inc.(a)	4,600	209,530
Archer-Daniels-Midland Co.	1,264	76,409
Bunge Global SA (Switzerland)	75	8,008
Coca-Cola Co. (The)(a)	2,299	146,331
Conagra Brands, Inc.	912	25,919

GOTHAM DEFENSIVE LONG 500 FUND
Portfolio of Investments (Continued)
June 30, 2024
(Unaudited)
	Number of Shares	Value
COMMON STOCKS — (Continued)
Food, Beverage & Tobacco — (Continued)
General Mills, Inc.(a)	139	$ 8,793
Hormel Foods Corp.	1,056	32,197
Kellanova(a)	901	51,970
Keurig Dr Pepper, Inc.(a)	1,805	60,287
Kraft Heinz Co. (The)(a)	4,195	135,163
McCormick & Co., Inc., non-voting shares	340	24,120
Molson Coors Beverage Co., Class B(a)	1,395	70,908
Mondelez International, Inc., Class A(a)	1,096	71,722
Philip Morris International, Inc.	1,146	116,124
		1,037,481
Health Care Equipment & Services — 11.3%
Abbott Laboratories	246	25,562
Cardinal Health, Inc.(a)	1,835	180,417
Cencora, Inc.(a)	1,172	264,051
Centene Corp.*	122	8,089
Cigna Group (The)	444	146,773
CVS Health Corp.	1,519	89,712
DaVita, Inc.*	104	14,411
Elevance Health, Inc.	17	9,212
GE HealthCare Technologies, Inc.(a)	614	47,843
HCA Healthcare, Inc.	124	39,839
Hologic, Inc.*	425	31,556
Humana, Inc.(a)	735	274,633
McKesson Corp.(a)	458	267,490
Medtronic PLC (Ireland)	815	64,149
Molina Healthcare, Inc.(a)*	623	185,218
Solventum Corp.*	2,761	146,002
UnitedHealth Group, Inc.	145	73,843
Universal Health Services, Inc., Class B	150	27,739
		1,896,539
Household & Personal Products — 2.8%
Church & Dwight Co., Inc.	34	3,525
Colgate-Palmolive Co.(a)	1,613	156,526
Kimberly-Clark Corp.(a)	1,215	167,913
Procter & Gamble Co. (The)(a)	851	140,347
		468,311
Insurance — 3.4%
Aon PLC, Class A (Ireland)	403	118,313
Arthur J Gallagher & Co.	66	17,114
Brown & Brown, Inc.	1,500	134,115
Marsh & McLennan Cos., Inc.(a)	191	40,248
	Number of Shares	Value
COMMON STOCKS — (Continued)
Insurance — (Continued)
Progressive Corp. (The)	343	$ 71,245
Willis Towers Watson PLC (Ireland)	703	184,284
		565,319
Materials — 1.5%
Avery Dennison Corp.	33	7,216
Ball Corp.	1,244	74,665
Ecolab, Inc.	1	238
International Paper Co.	728	31,413
Martin Marietta Materials, Inc.	170	92,106
Packaging Corp. of America	204	37,242
		242,880
Media & Entertainment — 6.2%
Alphabet, Inc., Class A(a)	1,633	297,451
Charter Communications, Inc., Class A*	15	4,484
Electronic Arts, Inc.	123	17,137
Interpublic Group of Cos., Inc. (The)(a)	2,918	84,885
Meta Platforms, Inc., Class A(a)	592	298,498
Netflix, Inc.(a)*	221	149,148
Omnicom Group, Inc.(a)	1,298	116,431
Take-Two Interactive Software, Inc.*	24	3,732
Walt Disney Co. (The)	692	68,709
		1,040,475
Pharmaceuticals, Biotechnology & Life Sciences — 2.4%
AbbVie, Inc.	192	32,932
Amgen, Inc.	67	20,934
Bristol-Myers Squibb Co.	941	39,080
Danaher Corp.	100	24,985
Gilead Sciences, Inc.(a)	2,449	168,026
Johnson & Johnson(a)	664	97,050
Merck & Co., Inc.	148	18,322
		401,329
Semiconductors & Semiconductor Equipment — 7.3%
Applied Materials, Inc.(a)	801	189,028
Broadcom, Inc.(a)	113	181,425
KLA Corp.(a)	195	160,779
Lam Research Corp.(a)	115	122,458
Qorvo, Inc.*	701	81,344
QUALCOMM, Inc.(a)	1,942	386,808
Skyworks Solutions, Inc.(a)	963	102,636
		1,224,478
Software & Services — 6.7%
Accenture PLC, Class A (Ireland)	807	244,852

GOTHAM DEFENSIVE LONG 500 FUND
Portfolio of Investments (Continued)
June 30, 2024
(Unaudited)
	Number of Shares	Value
COMMON STOCKS — (Continued)
Software & Services — (Continued)
Adobe, Inc.*	161	$ 89,442
Gartner, Inc.*	1	449
Gen Digital, Inc.(a)	782	19,534
GoDaddy, Inc., Class A*	266	37,163
International Business Machines Corp.(a)	456	78,865
Microsoft Corp.(a)	726	324,486
Roper Technologies, Inc.	15	8,455
Salesforce, Inc.(a)	374	96,155
VeriSign, Inc.(a)*	1,275	226,695
		1,126,096
Technology Hardware & Equipment — 13.8%
Amphenol Corp., Class A	188	12,666
Apple, Inc.(a)	2,255	474,948
CDW Corp.(a)	693	155,121
Cisco Systems, Inc.(a)	4,972	236,220
F5, Inc.(a)*	1,160	199,787
HP, Inc.	3,545	124,146
Jabil, Inc.(a)	2,679	291,448
Juniper Networks, Inc.(a)	5,075	185,034
Keysight Technologies, Inc.*	576	78,768
Motorola Solutions, Inc.	355	137,048
NetApp, Inc.(a)	1,948	250,902
Seagate Technology Holdings PLC (Ireland)	2	207
TE Connectivity Ltd. (Switzerland)	1,100	165,473
		2,311,768
Telecommunication Services — 2.4%
AT&T, Inc.	2,897	55,362
T-Mobile US, Inc.(a)	1,280	225,510
Verizon Communications, Inc.(a)	3,009	124,091
		404,963
Transportation — 1.1%
CSX Corp.	2,540	84,963
Delta Air Lines, Inc.	1,352	64,139
FedEx Corp.(a)	86	25,786
		174,888
	Number of Shares	Value
COMMON STOCKS — (Continued)
Utilities — 1.5%
NRG Energy, Inc.(a)	3,130	$ 243,702
TOTAL COMMON STOCKS (Cost $13,706,393)		15,889,922
OTHER ASSETS IN EXCESS OF LIABILITIES - 5.1%		850,867
NET ASSETS - 100.0%		$16,740,789

(a)	Security position is either entirely or partially designated as collateral for total return swaps.
*	Non-income producing.
PLC	Public Limited Company

GOTHAM DEFENSIVE LONG 500 FUND
Portfolio of Investments (Continued)
June 30, 2024
(Unaudited)
The portfolio matures between August 29, 2024 and January 12, 2029, however underlying individual contracts are entered into and closed (terminated) on a daily basis. The maturity date shown in the table below is the earliest maturity date for the specific entity. The following table represents the individual long and short positions and related values of total return swaps, which represents 3.9% of net assets as of June 30, 2024:
Total Return Swaps
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Long
Capital Goods
A. O. Smith Corp.	USFF +0.250%	Weekly	MS	01/10/28	715	$51,796	$58,473	$9,245
Builders FirstSource, Inc.	USFF +0.250%	Weekly	MS	07/11/28	562	89,038	77,786	(8,480)
Caterpillar, Inc.	USFF +0.250%	Weekly	MS	01/12/29	448	152,768	149,229	2,631
Cummins, Inc.	USFF +0.250%	Weekly	MS	01/12/29	67	18,672	18,554	1,364
Fastenal Co.	USFF +0.250%	Weekly	MS	07/11/28	976	62,205	61,332	1,832
Howmet Aerospace, Inc.	USFF +0.250%	Weekly	MS	01/12/29	113	8,910	8,772	260
Illinois Tool Works, Inc.	USFF +0.250%	Weekly	MS	01/12/29	62	14,828	14,692	580
Ingersoll Rand, Inc.	USFF +0.250%	Weekly	MS	01/12/29	69	6,144	6,268	414
Lockheed Martin Corp.	USFF +0.250%	Weekly	MS	08/29/24	383	165,329	178,899	27,206
Masco Corp.	USFF +0.250%	Weekly	MS	07/11/28	1,184	75,799	78,937	6,943
Northrop Grumman Corp.	USFF +0.250%	Weekly	MS	01/05/26	21	7,475	9,155	2,860
Otis Worldwide Corp.	USFF +0.250%	Weekly	MS	01/12/29	665	63,098	64,013	3,578
PACCAR, Inc.	USFF +0.250%	Weekly	MS	01/12/29	102	10,829	10,500	80
Pentair PLC (Ireland)	USFF +0.250%	Weekly	MS	07/08/27	53	3,071	4,064	1,173
Snap-on, Inc.	USFF +0.250%	Weekly	MS	01/10/28	631	157,207	164,937	19,340
Textron, Inc.	USFF +0.250%	Weekly	MS	07/11/28	1,474	129,546	126,558	2,169
Trane Technologies PLC (Ireland)	USFF +0.250%	Weekly	MS	01/12/29	183	49,389	60,194	13,105
Westinghouse Air Brake Technologies Corp.	USFF +0.250%	Weekly	MS	01/12/29	634	103,526	100,204	886
WW Grainger, Inc.	USFF +0.250%	Weekly	MS	08/29/24	206	181,588	185,861	12,616
					8,548	1,351,218	1,378,428	97,802
Commercial & Professional Services
Automatic Data Processing, Inc.	USFF +0.250%	Weekly	MS	01/12/29	259	62,691	61,821	1,995
Jacobs Solutions, Inc.	USFF +0.250%	Weekly	MS	01/12/29	416	59,022	58,119	1,588
Leidos Holdings, Inc.	USFF +0.250%	Weekly	MS	07/11/28	749	85,626	109,264	27,619
Republic Services, Inc.	USFF +0.250%	Weekly	MS	07/11/28	359	52,443	69,768	20,015
Veralto Corp.	USFF +0.250%	Weekly	MS	07/11/28	—	—	—	47
					1,783	259,782	298,972	51,264
Consumer Discretionary Distribution & Retail
Amazon.com, Inc.	USFF +0.250%	Weekly	MS	08/29/24	1,871	199,082	361,571	170,653
AutoZone, Inc.	USFF +0.250%	Weekly	MS	07/11/28	7	17,780	20,749	3,716

GOTHAM DEFENSIVE LONG 500 FUND
Portfolio of Investments (Continued)
June 30, 2024
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Consumer Discretionary Distribution & Retail — (continued)
Best Buy Co., Inc.	USFF +0.250%	Weekly	MS	08/29/24	25	$1,759	$2,107	$637
eBay, Inc.	USFF +0.250%	Weekly	MS	08/29/24	1,726	75,099	92,721	23,627
Genuine Parts Co.	USFF +0.250%	Weekly	MS	07/11/28	593	76,403	82,024	10,695
Home Depot, Inc. (The)	USFF +0.250%	Weekly	MS	07/11/28	123	41,155	42,342	3,388
LKQ Corp.	USFF +0.250%	Weekly	MS	07/11/28	2,387	103,617	99,275	234
Lowe's Cos., Inc.	USFF +0.250%	Weekly	MS	08/29/24	164	31,021	36,155	7,620
Ross Stores, Inc.	USFF +0.250%	Weekly	MS	01/12/29	167	24,101	24,268	1,197
TJX Cos., Inc. (The)	USFF +0.250%	Weekly	MS	01/10/28	51	4,267	5,615	2,238
Ulta Beauty, Inc.	USFF +0.250%	Weekly	MS	01/10/28	115	46,428	44,375	(177)
					7,229	620,712	811,202	223,828
Consumer Durables & Apparel
Deckers Outdoor Corp.	USFF +0.250%	Weekly	MS	01/12/29	46	40,680	44,526	4,496
Garmin Ltd. (Switzerland)	USFF +0.250%	Weekly	MS	01/10/28	1,636	171,034	266,537	108,406
Hasbro, Inc.	USFF +0.250%	Weekly	MS	01/12/29	132	7,183	7,722	915
PulteGroup, Inc.	USFF +0.250%	Weekly	MS	01/10/28	375	27,961	41,287	14,700
Tapestry, Inc.	USFF +0.250%	Weekly	MS	07/11/28	2,455	68,789	105,049	41,609
					4,644	315,647	465,121	170,126
Consumer Services
Booking Holdings, Inc.	USFF +0.250%	Weekly	MS	07/11/28	43	123,965	170,344	52,062
Darden Restaurants, Inc.	USFF +0.250%	Weekly	MS	01/12/29	45	6,840	6,809	286
Marriott International, Inc., Class A	USFF +0.250%	Weekly	MS	01/10/28	101	18,845	24,419	9,551
McDonald's Corp.	USFF +0.250%	Weekly	MS	08/29/24	256	67,089	65,239	3,134
Wynn Resorts Ltd.	USFF +0.250%	Weekly	MS	01/12/29	111	10,467	9,934	(53)
Yum! Brands, Inc.	USFF +0.250%	Weekly	MS	07/11/28	270	34,274	35,764	3,590
					826	261,480	312,509	68,570
Consumer Staples Distribution & Retail
Kroger Co. (The)	USFF +0.250%	Weekly	MS	01/10/28	3,306	152,402	165,069	24,900
Sysco Corp.	USFF +0.250%	Weekly	MS	08/29/24	84	5,365	5,997	1,543
					3,390	157,767	171,066	26,443
Energy
Baker Hughes Co.	USFF +0.250%	Weekly	MS	07/08/27	91	2,674	3,200	814
Devon Energy Corp.	USFF +0.250%	Weekly	MS	01/12/29	34	1,605	1,612	117
Diamondback Energy, Inc.	USFF +0.250%	Weekly	MS	01/12/29	62	12,148	12,412	790
EOG Resources, Inc.	USFF +0.250%	Weekly	MS	01/12/29	322	41,605	40,530	440
Exxon Mobil Corp.	USFF +0.250%	Weekly	MS	01/10/28	545	54,220	62,740	11,379
Halliburton Co.	USFF +0.250%	Weekly	MS	01/12/29	528	18,045	17,836	626
Marathon Oil Corp.	USFF +0.250%	Weekly	MS	01/12/29	117	3,357	3,354	177

GOTHAM DEFENSIVE LONG 500 FUND
Portfolio of Investments (Continued)
June 30, 2024
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Energy — (continued)
Marathon Petroleum Corp.	USFF +0.250%	Weekly	MS	07/06/26	29	$3,896	$5,031	$1,561
Phillips 66	USFF +0.250%	Weekly	MS	07/11/28	113	13,867	15,952	3,435
Valero Energy Corp.	USFF +0.250%	Weekly	MS	01/12/29	53	8,329	8,308	747
					1,894	159,746	170,975	20,086
Financial Services
Berkshire Hathaway, Inc., Class B	USFF +0.250%	Weekly	MS	08/29/24	209	51,784	85,021	35,324
Cboe Global Markets, Inc.	USFF +0.250%	Weekly	MS	07/08/27	1,106	159,845	188,086	37,649
CME Group, Inc.	USFF +0.250%	Weekly	MS	01/12/29	781	160,986	153,545	(846)
Corpay, Inc.	USFF +0.250%	Weekly	MS	07/08/27	429	111,597	114,290	7,024
Fiserv, Inc.	USFF +0.250%	Weekly	MS	07/11/28	1,532	209,405	228,329	27,219
Intercontinental Exchange, Inc.	USFF +0.250%	Weekly	MS	01/12/29	206	27,510	28,199	2,353
Mastercard, Inc., Class A	USFF +0.250%	Weekly	MS	08/29/24	204	62,907	89,997	31,023
PayPal Holdings, Inc.	USFF +0.250%	Weekly	MS	07/11/28	1,402	72,148	81,358	12,098
Visa, Inc., Class A	USFF +0.250%	Weekly	MS	08/29/24	604	158,021	158,532	8,249
					6,473	1,014,203	1,127,357	160,093
Food, Beverage & Tobacco
Altria Group, Inc.	USFF +0.250%	Weekly	MS	08/29/24	4,505	189,059	205,203	52,672
Archer-Daniels-Midland Co.	USFF +0.250%	Weekly	MS	01/12/29	1,246	66,857	75,321	12,226
Bunge Global SA (Switzerland)	USFF +0.250%	Weekly	MS	01/12/29	71	7,013	7,581	923
Coca-Cola Co. (The)	USFF +0.250%	Weekly	MS	07/06/26	2,301	132,091	146,459	24,125
Conagra Brands, Inc.	USFF +0.250%	Weekly	MS	07/11/28	824	23,307	23,418	3,612
General Mills, Inc.	USFF +0.250%	Weekly	MS	08/29/24	140	8,760	8,856	3,989
Hormel Foods Corp.	USFF +0.250%	Weekly	MS	07/11/28	1,015	31,654	30,947	1,043
Kellanova	USFF +0.250%	Weekly	MS	01/10/28	824	53,059	47,528	(1,233)
Keurig Dr Pepper, Inc.	USFF +0.250%	Weekly	MS	01/10/28	1,755	52,424	58,617	9,446
Kraft Heinz Co. (The)	USFF +0.250%	Weekly	MS	08/29/24	4,165	143,484	134,196	5,928
McCormick & Co., Inc.	USFF +0.250%	Weekly	MS	07/11/28	344	20,742	24,403	4,814
Molson Coors Beverage Co., Class B	USFF +0.250%	Weekly	MS	07/11/28	1,377	76,016	69,993	(2,134)
Mondelez International, Inc., Class A	USFF +0.250%	Weekly	MS	07/11/28	1,117	72,633	73,096	4,201
Philip Morris International, Inc.	USFF +0.250%	Weekly	MS	08/29/24	1,123	106,388	113,794	17,263
					20,807	983,487	1,019,412	136,875
Health Care Equipment & Services
Abbott Laboratories	USFF +0.250%	Weekly	MS	08/29/24	203	19,887	21,094	3,069
Cardinal Health, Inc.	USFF +0.250%	Weekly	MS	07/08/27	1,727	159,526	169,799	19,347
Cencora, Inc.	USFF +0.250%	Weekly	MS	01/07/27	1,145	234,538	257,968	34,684

GOTHAM DEFENSIVE LONG 500 FUND
Portfolio of Investments (Continued)
June 30, 2024
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Health Care Equipment & Services — (continued)
Centene Corp.	USFF +0.250%	Weekly	MS	01/10/28	117	$7,839	$7,757	$274
Cigna Group (The)	USFF +0.250%	Weekly	MS	07/06/26	433	139,297	143,137	11,340
CVS Health Corp.	USFF +0.250%	Weekly	MS	01/12/29	1,500	83,222	88,590	8,693
DaVita, Inc.	USFF +0.250%	Weekly	MS	07/11/28	100	7,703	13,857	6,504
Elevance Health, Inc.	USFF +0.250%	Weekly	MS	01/12/29	16	8,577	8,670	477
GE HealthCare Technologies, Inc.	USFF +0.250%	Weekly	MS	07/08/27	610	41,181	47,531	8,077
HCA Healthcare, Inc.	USFF +0.250%	Weekly	MS	01/12/29	124	40,252	39,839	1,270
Hologic, Inc.	USFF +0.250%	Weekly	MS	01/12/29	424	31,164	31,482	1,586
Humana, Inc.	USFF +0.250%	Weekly	MS	01/12/29	732	247,254	273,512	37,044
McKesson Corp.	USFF +0.250%	Weekly	MS	01/05/26	452	203,609	263,986	69,933
Medtronic PLC (Ireland)	USFF +0.250%	Weekly	MS	01/12/29	795	64,962	62,574	766
Molina Healthcare, Inc.	USFF +0.250%	Weekly	MS	01/10/28	610	192,699	181,353	(3,710)
Solventum Corp.	USFF +0.250%	Weekly	MS	01/12/29	2,729	169,478	144,310	(18,447)
UnitedHealth Group, Inc.	USFF +0.250%	Weekly	MS	01/12/29	144	70,396	73,333	5,871
Universal Health Services, Inc., Class B	USFF +0.250%	Weekly	MS	01/12/29	153	28,780	28,294	705
					12,014	1,750,364	1,857,086	187,483
Household & Personal Products
Church & Dwight Co., Inc.	USFF +0.250%	Weekly	MS	07/11/28	32	2,750	3,318	750
Colgate-Palmolive Co.	USFF +0.250%	Weekly	MS	01/10/28	1,540	121,012	149,442	35,213
Kimberly-Clark Corp.	USFF +0.250%	Weekly	MS	01/07/27	1,221	145,135	168,742	39,700
Procter & Gamble Co. (The)	USFF +0.250%	Weekly	MS	07/08/27	827	122,763	136,389	23,893
					3,620	391,660	457,891	99,556
Insurance
Aon PLC (Ireland)	USFF +0.250%	Weekly	MS	01/12/29	397	117,786	116,551	3,695
Arthur J Gallagher & Co.	USFF +0.250%	Weekly	MS	01/12/29	59	13,890	15,299	2,050
Brown & Brown, Inc.	USFF +0.250%	Weekly	MS	01/10/28	1,567	114,386	140,105	31,173
Marsh & McLennan Cos., Inc.	USFF +0.250%	Weekly	MS	07/11/28	183	34,152	38,562	6,062
Progressive Corp. (The)	USFF +0.250%	Weekly	MS	01/12/29	339	70,540	70,414	2,699
Willis Towers Watson PLC (Ireland)	USFF +0.250%	Weekly	MS	07/11/28	696	183,239	182,449	7,646
					3,241	533,993	563,380	53,325
Materials
Avery Dennison Corp.	USFF +0.250%	Weekly	MS	01/12/29	32	7,235	6,997	94
Ball Corp.	USFF +0.250%	Weekly	MS	01/12/29	1,188	81,432	71,304	(6,680)
Ecolab, Inc.	USFF +0.250%	Weekly	MS	01/12/29	2	480	476	62

GOTHAM DEFENSIVE LONG 500 FUND
Portfolio of Investments (Continued)
June 30, 2024
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Materials — (continued)
International Paper Co.	USFF +0.250%	Weekly	MS	07/11/28	723	$31,510	$31,197	$1,245
Martin Marietta Materials, Inc.	USFF +0.250%	Weekly	MS	07/06/26	160	89,629	86,688	665
Packaging Corp. of America	USFF +0.250%	Weekly	MS	07/08/27	200	31,027	36,512	8,138
					2,305	241,313	233,174	3,524
Media & Entertainment
Alphabet, Inc., Class A	USFF +0.250%	Weekly	MS	08/29/24	1,551	158,167	282,515	131,518
Charter Communications, Inc., Class A	USFF +0.250%	Weekly	MS	07/08/27	23	6,990	6,876	209
Electronic Arts, Inc.	USFF +0.250%	Weekly	MS	01/10/28	121	14,352	16,859	3,206
Interpublic Group of Cos., Inc. (The)	USFF +0.250%	Weekly	MS	01/10/28	2,820	90,530	82,034	(1,486)
Meta Platforms, Inc., Class A	USFF +0.250%	Weekly	MS	07/08/27	585	213,912	294,969	90,012
Netflix, Inc.	USFF +0.250%	Weekly	MS	01/07/27	220	96,645	148,474	55,682
Omnicom Group, Inc.	USFF +0.250%	Weekly	MS	07/08/27	1,290	105,195	115,713	18,719
Take-Two Interactive Software, Inc.	USFF +0.250%	Weekly	MS	01/07/27	21	2,234	3,265	1,167
Walt Disney Co. (The)	USFF +0.250%	Weekly	MS	01/12/29	675	69,850	67,021	(32)
					7,306	757,875	1,017,726	298,995
Pharmaceuticals, Biotechnology & Life Sciences
AbbVie, Inc.	USFF +0.250%	Weekly	MS	01/10/28	187	25,827	32,074	8,590
Amgen, Inc.	USFF +0.250%	Weekly	MS	01/10/28	66	15,166	20,622	6,678
Bristol-Myers Squibb Co.	USFF +0.250%	Weekly	MS	01/12/29	740	30,118	30,732	2,015
Danaher Corp.	USFF +0.250%	Weekly	MS	01/07/27	92	19,870	22,986	4,189
Gilead Sciences, Inc.	USFF +0.250%	Weekly	MS	01/12/29	2,415	165,123	165,693	9,250
Johnson & Johnson	USFF +0.250%	Weekly	MS	01/10/28	657	98,693	96,027	9,505
Merck & Co., Inc.	USFF +0.250%	Weekly	MS	07/06/26	143	14,451	17,703	5,011
					4,300	369,248	385,837	45,238
Semiconductors & Semiconductor Equipment
Applied Materials, Inc.	USFF +0.250%	Weekly	MS	07/08/27	679	118,737	160,237	47,217
Broadcom, Inc.	USFF +0.250%	Weekly	MS	07/08/27	102	121,958	163,764	48,337
KLA Corp.	USFF +0.250%	Weekly	MS	07/08/27	187	119,004	154,183	40,744
Lam Research Corp.	USFF +0.250%	Weekly	MS	07/08/27	116	99,282	123,523	28,834
Qorvo, Inc.	USFF +0.250%	Weekly	MS	01/12/29	689	67,650	79,952	15,013
QUALCOMM, Inc.	USFF +0.250%	Weekly	MS	07/11/28	1,931	322,975	384,617	77,519
Skyworks Solutions, Inc.	USFF +0.250%	Weekly	MS	01/10/28	954	89,916	101,677	16,475
					4,658	939,522	1,167,953	274,139

GOTHAM DEFENSIVE LONG 500 FUND
Portfolio of Investments (Continued)
June 30, 2024
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Software & Services
Accenture PLC, Class A (Ireland)	USFF +0.250%	Weekly	MS	07/11/28	764	$225,750	$231,805	$15,004
Adobe, Inc.	USFF +0.250%	Weekly	MS	01/12/29	124	55,944	68,887	15,646
Gartner, Inc.	USFF -0.250%	Weekly	MS	01/07/27	1	449	449	65
Gen Digital, Inc.	USFF +0.250%	Weekly	MS	01/10/28	656	12,471	16,387	4,731
GoDaddy, Inc., Class A	USFF +0.250%	Weekly	MS	01/12/29	262	36,579	36,604	1,513
International Business Machines Corp.	USFF +0.250%	Weekly	MS	01/10/28	454	56,185	78,519	29,236
Microsoft Corp.	USFF +0.250%	Weekly	MS	08/29/24	1,184	230,006	529,189	321,067
Roper Technologies, Inc.	USFF +0.250%	Weekly	MS	08/29/24	13	5,187	7,328	2,510
Salesforce, Inc.	USFF +0.250%	Weekly	MS	07/08/27	380	76,408	97,698	24,498
VeriSign, Inc.	USFF +0.250%	Weekly	MS	07/11/28	1,263	229,437	224,561	4,207
					5,101	928,416	1,291,427	418,477
Technology Hardware & Equipment
Amphenol Corp., Class A	USFF +0.250%	Weekly	MS	01/12/29	190	12,715	12,800	636
Apple, Inc.	USFF +0.250%	Weekly	MS	08/29/24	1,685	112,632	354,895	253,338
CDW Corp.	USFF +0.250%	Weekly	MS	01/10/28	692	124,377	154,897	37,959
Cisco Systems, Inc.	USFF +0.250%	Weekly	MS	08/29/24	4,613	209,910	219,164	38,068
F5, Inc.	USFF +0.250%	Weekly	MS	07/08/27	1,122	190,515	193,242	10,277
HP, Inc.	USFF +0.250%	Weekly	MS	01/10/28	3,436	100,951	120,329	25,887
Jabil, Inc.	USFF +0.250%	Weekly	MS	07/11/28	2,647	333,963	287,967	(32,454)
Juniper Networks, Inc.	USFF +0.250%	Weekly	MS	07/11/28	5,021	136,837	183,066	56,276
Keysight Technologies, Inc.	USFF +0.250%	Weekly	MS	07/11/28	567	69,628	77,537	10,699
Motorola Solutions, Inc.	USFF +0.250%	Weekly	MS	01/12/29	350	112,838	135,117	27,457
NetApp, Inc.	USFF +0.250%	Weekly	MS	07/08/27	1,934	160,736	249,099	98,043
TE Connectivity Ltd. (Switzerland)	USFF +0.250%	Weekly	MS	07/11/28	1,089	155,851	163,818	14,716
					23,346	1,720,953	2,151,931	540,902
Telecommunication Services
AT&T, Inc.	USFF +0.250%	Weekly	MS	07/08/27	2,873	44,029	54,903	13,524
T-Mobile US, Inc.	USFF +0.250%	Weekly	MS	01/10/28	1,262	180,529	222,339	51,647
Verizon Communications, Inc.	USFF +0.250%	Weekly	MS	07/11/28	2,965	98,252	122,277	31,652
					7,100	322,810	399,519	96,823
Transportation
CSX Corp.	USFF +0.250%	Weekly	MS	01/12/29	2,512	84,194	84,026	3,465
Delta Air Lines, Inc.	USFF +0.250%	Weekly	MS	07/11/28	1,343	46,470	63,712	19,414
FedEx Corp.	USFF +0.250%	Weekly	MS	07/11/28	83	19,111	24,887	8,172
					3,938	149,775	172,625	31,051

GOTHAM DEFENSIVE LONG 500 FUND
Portfolio of Investments (Continued)
June 30, 2024
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Utilities
NRG Energy, Inc.	USFF +0.250%	Weekly	MS	07/11/28	3,140	$208,621	$244,480	$45,238

Total Reference Entity — Long						13,438,592	15,698,071	3,049,838
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Short
Automobiles & Components
Aptiv PLC (Jersey)	USFF -0.250%	Weekly	MS	07/06/26	(207)	$(33,395)	$(14,577)	$17,949
Ford Motor Co.	USFF -0.250%	Weekly	MS	01/12/29	(7,093)	(90,544)	(88,946)	(2,035)
Tesla, Inc.	USFF -0.250%	Weekly	MS	07/06/26	(169)	(49,085)	(33,442)	14,324
					(7,469)	(173,024)	(136,965)	30,238
Capital Goods
Axon Enterprise, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(360)	(82,268)	(105,926)	(26,057)
Boeing Co. (The)	USFF -0.250%	Weekly	MS	07/11/28	(1,109)	(206,385)	(201,849)	(1,900)
Carrier Global Corp.	USFF -0.250%	Weekly	MS	01/12/29	(2,087)	(130,214)	(131,648)	(5,515)
Deere & Co.	USFF -0.250%	Weekly	MS	01/12/29	(109)	(40,418)	(40,726)	(1,595)
GE Vernova, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(184)	(32,902)	(31,558)	489
Hubbell, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(80)	(30,224)	(29,238)	205
Rockwell Automation, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(420)	(114,810)	(115,618)	(4,337)
					(4,349)	(637,221)	(656,563)	(38,710)
Commercial & Professional Services
Ceridian HCM Holding, Inc.	USFF -0.250%	Weekly	MS	07/06/26	(3,504)	(300,131)	(173,798)	118,149
Copart, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(1,939)	(106,293)	(105,016)	(1,728)
Equifax, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(142)	(34,073)	(34,429)	(1,369)
Paycom Software, Inc.	USFF -0.250%	Weekly	MS	07/06/26	(318)	(124,687)	(45,487)	75,782
Rollins, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(375)	(17,868)	(18,296)	(871)
Verisk Analytics, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(176)	(44,614)	(47,441)	(4,470)
					(6,454)	(627,666)	(424,467)	185,493
Consumer Discretionary Distribution & Retail
CarMax, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(3)	(261)	(220)	81
Etsy, Inc.	USFF -0.250%	Weekly	MS	07/06/26	(76)	(22,003)	(4,482)	16,964
O'Reilly Automotive, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(4)	(4,207)	(4,224)	(86)
Tractor Supply Co.	USFF -0.250%	Weekly	MS	01/12/29	(247)	(64,165)	(66,690)	(4,536)
					(330)	(90,636)	(75,616)	12,423
Consumer Durables & Apparel
Lululemon Athletica, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(413)	(191,485)	(123,363)	62,919
NIKE, Inc., Class B	USFF -0.250%	Weekly	MS	01/12/29	(657)	(62,819)	(49,518)	14,328
Ralph Lauren Corp.	USFF -0.250%	Weekly	MS	01/12/29	(282)	(49,231)	(49,367)	(1,653)
					(1,352)	(303,535)	(222,248)	75,594

GOTHAM DEFENSIVE LONG 500 FUND
Portfolio of Investments (Continued)
June 30, 2024
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Consumer Services
Airbnb, Inc., Class A	USFF -0.250%	Weekly	MS	07/11/28	(664)	$(100,666)	$(100,682)	$(2,915)
Carnival Corp. (Panama)	USFF -0.250%	Weekly	MS	07/11/28	(3,307)	(58,706)	(61,907)	(5,260)
Chipotle Mexican Grill, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(1,100)	(66,500)	(68,915)	(4,192)
Norwegian Cruise Line Holdings Ltd. (Bermuda)	USFF -0.250%	Weekly	MS	07/11/28	(2,967)	(59,347)	(55,750)	1,720
Royal Caribbean Cruises Ltd. (Liberia)	USFF -0.250%	Weekly	MS	01/12/29	(324)	(44,659)	(51,655)	(9,497)
					(8,362)	(329,878)	(338,909)	(20,144)
Consumer Staples Distribution & Retail
Costco Wholesale Corp.	USFF -0.250%	Weekly	MS	01/12/29	(10)	(8,623)	(8,500)	(88)
Dollar Tree, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(329)	(49,988)	(35,127)	13,538
					(339)	(58,611)	(43,627)	13,450
Energy
Targa Resources Corp.	USFF -0.250%	Weekly	MS	01/12/29	(272)	(32,309)	(35,028)	(3,558)
Williams Cos., Inc. (The)	USFF -0.250%	Weekly	MS	01/12/29	(2,712)	(107,434)	(115,260)	(12,765)
					(2,984)	(139,743)	(150,288)	(16,323)
Equity Real Estate Investment Trusts (REITs)
American Tower Corp.	USFF -0.250%	Weekly	MS	01/12/29	(506)	(102,419)	(98,356)	(215)
Crown Castle, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(452)	(46,375)	(44,160)	165
Digital Realty Trust, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(234)	(35,010)	(35,580)	(1,558)
Equinix, Inc.	USFF -0.250%	Weekly	MS	07/06/26	(199)	(163,537)	(150,563)	5,433
Iron Mountain, Inc.	USFF -0.250%	Weekly	MS	07/08/27	(299)	(21,125)	(26,796)	(8,171)
SBA Communications Corp.	USFF -0.250%	Weekly	MS	01/12/29	(132)	(29,127)	(25,912)	2,224
Weyerhaeuser Co.	USFF -0.250%	Weekly	MS	01/12/29	(639)	(18,500)	(18,141)	345
					(2,461)	(416,093)	(399,508)	(1,777)
Financial Services
MarketAxess Holdings, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(192)	(39,353)	(38,502)	(277)
MSCI, Inc.	USFF -0.250%	Weekly	MS	07/06/26	(142)	(85,062)	(68,409)	13,205
					(334)	(124,415)	(106,911)	12,928
Food, Beverage & Tobacco
Brown-Forman Corp., Class B	USFF -0.250%	Weekly	MS	07/11/28	(196)	(13,806)	(8,465)	4,841
J M Smucker Co. (The)	USFF -0.250%	Weekly	MS	01/12/29	(942)	(106,254)	(102,716)	1,137

GOTHAM DEFENSIVE LONG 500 FUND
Portfolio of Investments (Continued)
June 30, 2024
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Food, Beverage & Tobacco — (continued)
Lamb Weston Holdings, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(2,583)	$(237,224)	$(217,179)	$12,232
Monster Beverage Corp.	USFF -0.250%	Weekly	MS	01/12/29	(739)	(37,466)	(36,913)	(427)
					(4,460)	(394,750)	(365,273)	17,783
Health Care Equipment & Services
Align Technology, Inc.	USFF -0.250%	Weekly	MS	07/06/26	(47)	(33,519)	(11,347)	21,300
Boston Scientific Corp.	USFF -0.250%	Weekly	MS	01/12/29	(334)	(24,768)	(25,721)	(1,585)
Cooper Cos., Inc. (The)	USFF -0.250%	Weekly	MS	07/11/28	(1,419)	(124,534)	(123,879)	(2,712)
Dexcom, Inc.	USFF -0.250%	Weekly	MS	07/06/26	(1,960)	(253,935)	(222,225)	24,795
Edwards Lifesciences Corp.	USFF -0.250%	Weekly	MS	01/12/29	(1,503)	(131,834)	(138,832)	(10,859)
IDEXX Laboratories, Inc.	USFF -0.250%	Weekly	MS	07/06/26	(223)	(132,424)	(108,646)	19,995
Insulet Corp.	USFF -0.250%	Weekly	MS	01/10/28	(684)	(213,541)	(138,031)	70,113
Intuitive Surgical, Inc.	USFF -0.250%	Weekly	MS	07/06/26	(351)	(133,417)	(156,142)	(26,551)
STERIS PLC (Ireland)	USFF -0.250%	Weekly	MS	01/07/27	(740)	(159,723)	(162,460)	(8,314)
Stryker Corp.	USFF -0.250%	Weekly	MS	01/12/29	(168)	(58,965)	(57,162)	233
					(7,429)	(1,266,660)	(1,144,445)	86,415
Insurance
Everest Group Ltd. (Bermuda)	USFF -0.250%	Weekly	MS	07/11/28	(342)	(130,222)	(130,309)	(4,738)
Materials
Air Products and Chemicals, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(430)	(125,044)	(110,962)	9,378
Albemarle Corp.	USFF -0.250%	Weekly	MS	07/08/27	(246)	(65,389)	(23,498)	39,581
CF Industries Holdings, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(2,736)	(212,519)	(202,792)	2,904
Freeport-McMoRan, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(1,522)	(77,477)	(73,969)	1,430
Mosaic Co. (The)	USFF -0.250%	Weekly	MS	01/12/29	(2,111)	(62,953)	(61,008)	(137)
Newmont Corp.	USFF -0.250%	Weekly	MS	01/10/28	(3,312)	(143,625)	(138,673)	4,247
					(10,357)	(687,007)	(610,902)	57,403
Media & Entertainment
Live Nation Entertainment, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(2,179)	(207,706)	(204,259)	(2,257)
Paramount Global, Class B	USFF -0.250%	Weekly	MS	01/10/28	(59)	(1,403)	(613)	825
Warner Bros Discovery, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(7,766)	(62,146)	(57,779)	2,662
					(10,004)	(271,255)	(262,651)	1,230

GOTHAM DEFENSIVE LONG 500 FUND
Portfolio of Investments (Continued)
June 30, 2024
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Pharmaceuticals, Biotechnology & Life Sciences
Agilent Technologies, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(51)	$(7,804)	$(6,611)	$1,108
Bio-Techne Corp.	USFF -0.250%	Weekly	MS	07/06/26	(1,409)	(176,683)	(100,955)	70,067
Catalent, Inc.	USFF -0.250%	Weekly	MS	01/05/26	(2,687)	(274,103)	(151,090)	116,163
Charles River Laboratories International, Inc.	USFF -0.250%	Weekly	MS	07/06/26	(328)	(105,097)	(67,758)	34,494
Eli Lilly & Co.	USFF -0.250%	Weekly	MS	01/12/29	(190)	(150,155)	(172,022)	(26,116)
Mettler-Toledo International, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(19)	(25,064)	(26,554)	(2,131)
Moderna, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(1,146)	(139,030)	(136,088)	(955)
Pfizer, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(5,091)	(142,626)	(142,446)	(4,838)
Revvity, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(851)	(90,484)	(89,236)	(1,225)
West Pharmaceutical Services, Inc.	USFF -0.250%	Weekly	MS	07/06/26	(854)	(315,457)	(281,299)	25,153
Zoetis, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(437)	(84,825)	(75,758)	6,372
					(13,063)	(1,511,328)	(1,249,817)	218,092
Real Estate Management & Development
CoStar Group, Inc.	USFF -0.250%	Weekly	MS	07/08/27	(2,386)	(201,060)	(176,898)	18,695
Semiconductors & Semiconductor Equipment
Advanced Micro Devices, Inc.	USFF -0.250%	Weekly	MS	07/06/26	(1,620)	(245,337)	(262,780)	(25,997)
Analog Devices, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(476)	(94,384)	(108,652)	(17,440)
Enphase Energy, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(34)	(3,518)	(3,390)	75
First Solar, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(286)	(62,423)	(64,482)	(3,723)
Intel Corp.	USFF -0.250%	Weekly	MS	07/11/28	(7,863)	(323,259)	(243,517)	69,871
Monolithic Power Systems, Inc.	USFF -0.250%	Weekly	MS	07/06/26	(206)	(123,993)	(169,266)	(51,208)
NVIDIA Corp.	USFF -0.250%	Weekly	MS	07/11/28	(2,736)	(173,324)	(338,005)	(169,424)
ON Semiconductor Corp.	USFF -0.250%	Weekly	MS	01/10/28	(1,175)	(115,251)	(80,546)	31,685
Teradyne, Inc.	USFF -0.250%	Weekly	MS	07/06/26	(633)	(72,804)	(93,868)	(23,407)
Texas Instruments, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(605)	(110,430)	(117,691)	(10,884)
					(15,634)	(1,324,723)	(1,482,197)	(200,452)
Software & Services
Autodesk, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(656)	(169,421)	(162,327)	2,530
Crowdstrike Holdings, Inc., Class A	USFF -0.250%	Weekly	MS	01/12/29	(614)	(235,979)	(235,279)	(5,724)
Fair Isaac Corp.	USFF -0.250%	Weekly	MS	01/12/29	(99)	(122,034)	(147,377)	(29,757)
Fortinet, Inc.	USFF -0.250%	Weekly	MS	07/06/26	(3,798)	(257,366)	(228,905)	21,354
Intuit, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(87)	(52,068)	(57,177)	(6,489)
Oracle Corp.	USFF -0.250%	Weekly	MS	01/12/29	(1,445)	(181,256)	(204,034)	(29,104)
Palo Alto Networks, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(873)	(262,277)	(295,956)	(41,937)

GOTHAM DEFENSIVE LONG 500 FUND
Portfolio of Investments (Continued)
June 30, 2024
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Software & Services — (continued)
PTC, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(317)	$(57,127)	$(57,589)	$(2,003)
ServiceNow, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(348)	(257,650)	(273,761)	(24,122)
Tyler Technologies, Inc.	USFF -0.250%	Weekly	MS	07/06/26	(306)	(144,569)	(153,851)	(13,289)
					(8,543)	(1,739,747)	(1,816,256)	(128,541)
Technology Hardware & Equipment
Arista Networks, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(493)	(132,798)	(172,787)	(45,655)
Super Micro Computer, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(224)	(222,595)	(183,534)	33,096
Western Digital Corp.	USFF -0.250%	Weekly	MS	01/10/28	(2,834)	(159,344)	(214,732)	(59,906)
Zebra Technologies Corp., Class A	USFF -0.250%	Weekly	MS	07/11/28	(98)	(27,190)	(30,275)	(3,784)
					(3,649)	(541,927)	(601,328)	(76,249)
Transportation
CH Robinson Worldwide, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(1,153)	(96,991)	(101,602)	(7,898)
JB Hunt Transport Services, Inc.	USFF -0.250%	Weekly	MS	07/06/26	(569)	(114,729)	(91,040)	19,185
Norfolk Southern Corp.	USFF -0.250%	Weekly	MS	01/12/29	(545)	(127,777)	(117,006)	7,145
Old Dominion Freight Line, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(623)	(126,326)	(110,022)	12,464
Southwest Airlines Co.	USFF -0.250%	Weekly	MS	01/10/28	(2,164)	(78,381)	(61,912)	12,932
Uber Technologies, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(1,755)	(125,649)	(127,553)	(5,355)
United Airlines Holdings, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(968)	(52,225)	(47,103)	3,747
					(7,777)	(722,078)	(656,238)	42,220
Utilities
AES Corp. (The)	USFF -0.250%	Weekly	MS	01/10/28	(4,120)	(101,229)	(72,388)	22,899
Alliant Energy Corp.	USFF -0.250%	Weekly	MS	01/07/27	(3,706)	(212,325)	(188,635)	8,911
Ameren Corp.	USFF -0.250%	Weekly	MS	01/10/28	(2,888)	(231,298)	(205,366)	13,720
American Electric Power Co., Inc.	USFF -0.250%	Weekly	MS	07/08/27	(1,108)	(103,843)	(97,216)	(476)
American Water Works Co., Inc.	USFF -0.250%	Weekly	MS	07/06/26	(1,192)	(192,159)	(153,959)	26,750
Atmos Energy Corp.	USFF -0.250%	Weekly	MS	07/08/27	(1,225)	(143,250)	(142,896)	(7,910)
CenterPoint Energy, Inc.	USFF -0.250%	Weekly	MS	07/08/27	(5,228)	(153,289)	(161,963)	(16,948)
CMS Energy Corp.	USFF -0.250%	Weekly	MS	01/10/28	(1,374)	(84,913)	(81,794)	(3,776)
Consolidated Edison, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(1,774)	(166,582)	(158,631)	1,360
Constellation Energy Corp.	USFF -0.250%	Weekly	MS	07/11/28	(854)	(148,863)	(171,031)	(26,548)
Dominion Energy, Inc.	USFF -0.250%	Weekly	MS	07/08/27	(2,552)	(128,188)	(125,048)	(2,195)
DTE Energy Co.	USFF -0.250%	Weekly	MS	01/10/28	(873)	(96,301)	(96,912)	(5,170)
Edison International	USFF -0.250%	Weekly	MS	07/08/27	(1,474)	(106,237)	(105,848)	(5,159)

GOTHAM DEFENSIVE LONG 500 FUND
Portfolio of Investments (Concluded)
June 30, 2024
(Unaudited)
Total Return Swaps (concluded)
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Utilities — (continued)
Entergy Corp.	USFF -0.250%	Weekly	MS	07/11/28	(1,340)	$(143,598)	$(143,380)	$(4,693)
Evergy, Inc.	USFF -0.250%	Weekly	MS	01/07/27	(2,715)	(164,450)	(143,814)	8,459
Eversource Energy	USFF -0.250%	Weekly	MS	01/07/27	(2,983)	(209,958)	(169,166)	27,650
Exelon Corp.	USFF -0.250%	Weekly	MS	01/10/28	(5,124)	(213,309)	(177,342)	22,073
FirstEnergy Corp.	USFF -0.250%	Weekly	MS	01/10/28	(2,305)	(93,209)	(88,212)	(2,315)
NextEra Energy, Inc.	USFF -0.250%	Weekly	MS	07/08/27	(1,493)	(119,657)	(105,719)	7,221
NiSource, Inc.	USFF -0.250%	Weekly	MS	07/08/27	(5,368)	(149,793)	(154,652)	(15,642)
Pinnacle West Capital Corp.	USFF -0.250%	Weekly	MS	08/29/24	(2,103)	(175,786)	(160,627)	(2,080)
PPL Corp.	USFF -0.250%	Weekly	MS	01/12/29	(3,104)	(87,569)	(85,826)	(1,356)
Public Service Enterprise Group, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(993)	(68,412)	(73,184)	(7,938)
Sempra	USFF -0.250%	Weekly	MS	07/08/27	(2,576)	(197,393)	(195,931)	(11,827)
Southern Co. (The)	USFF -0.250%	Weekly	MS	01/10/28	(1,572)	(116,769)	(121,940)	(13,580)
Vistra Corp.	USFF -0.250%	Weekly	MS	01/12/29	(3,092)	(283,873)	(265,850)	9,607
WEC Energy Group, Inc.	USFF -0.250%	Weekly	MS	07/08/27	(1,711)	(158,742)	(134,245)	13,844
Xcel Energy, Inc.	USFF -0.250%	Weekly	MS	01/07/27	(4,002)	(243,780)	(213,747)	18,079
					(68,849)	(4,294,775)	(3,995,322)	52,960

Total Reference Entity — Short						(15,986,354)	(15,046,738)	337,990
Net Value of Reference Entity						$(2,547,762)	$651,333	$3,387,828

*	Includes $188,733 related to open trades, dividends receivables/payables and swap receivables/payables activities.
MS	Morgan Stanley
USFF	U.S. Fed Funds
All financial instruments listed in the Portfolio of Investments are considered Level 1, measured at fair value on a recurring basis based on quoted prices for identical assets in active markets, except for a total return swaps with end of period unrealized appreciation of $3,387,828, which are considered Level 2 as of and for the period ended June 30, 2024.
For additional information about significant accounting policies, including valuation of investments, refer to the Fund’s most recent annual or semi-annual report.

GOTHAM TOTAL RETURN FUND
Portfolio of Investments
June 30, 2024
(Unaudited)
	Number of Shares	Value
AFFILIATED EQUITY REGISTERED INVESTMENT COMPANIES — 99.9%
Gotham 1000 Value ETF	186,866	$ 4,275,494
Gotham Defensive Long 500 Fund*	79,920	1,365,032
Gotham Enhanced S&P 500 Index Fund	118,020	2,145,596
Gotham Hedged Core Fund	167,604	2,081,639
Gotham Large Value Fund	190,906	2,741,411
Gotham Neutral Fund*	105,430	1,399,061
TOTAL AFFILIATED EQUITY REGISTERED INVESTMENT COMPANIES (Cost $11,964,862)		14,008,233
OTHER ASSETS IN EXCESS OF LIABILITIES - 0.1%		11,479
NET ASSETS - 100.0%		$14,019,712

*	Non-income producing.
ETF	Exchange-Traded Fund
All financial instruments listed in the Portfolio of Investments are considered Level 1, measured at fair value on a recurring basis based on quoted prices for identical assets in active markets as of and for the period ended June 30, 2024.
For additional information about significant accounting policies, including valuation of investments, refer to the Fund’s most recent annual or semi-annual report.

GOTHAM ENHANCED 500 PLUS FUND
Portfolio of Investments
June 30, 2024
(Unaudited)
	Number of Shares	Value
LONG POSITIONS — 138.2%
COMMON STOCKS — 138.2%
Automobiles & Components — 0.2%
Aptiv PLC (Jersey)*	57	$ 4,014
BorgWarner, Inc.	69	2,224
General Motors Co.†	100	4,646
		10,884
Banks — 3.0%
Bank of America Corp.	716	28,475
Citigroup, Inc.	177	11,232
Citizens Financial Group, Inc.	42	1,513
Fifth Third Bancorp	64	2,335
Huntington Bancshares, Inc.	13	171
JPMorgan Chase & Co.†	283	57,240
KeyCorp.	84	1,194
M&T Bank Corp.	7	1,060
PNC Financial Services Group, Inc. (The)	13	2,021
Truist Financial Corp.	121	4,701
US Bancorp	140	5,558
Wells Fargo & Co.	333	19,777
		135,277
Capital Goods — 14.6%
3M Co.†	167	17,066
A. O. Smith Corp.	86	7,033
Allegion PLC (Ireland)	19	2,245
Builders FirstSource, Inc.*	80	11,073
Caterpillar, Inc.†	318	105,926
Cummins, Inc.	93	25,754
Dover Corp.	78	14,075
Fastenal Co.	128	8,044
Fortive Corp.†	79	5,854
GE Vernova, Inc.†*	101	17,323
Generac Holdings, Inc.*	13	1,719
General Dynamics Corp.	21	6,093
General Electric Co.†	404	64,224
Honeywell International, Inc.†	85	18,151
Howmet Aerospace, Inc.	100	7,763
Illinois Tool Works, Inc.†	91	21,563
Ingersoll Rand, Inc.	123	11,173
Johnson Controls International PLC (Ireland)†	391	25,990
Lockheed Martin Corp.†	142	66,328
Masco Corp.	148	9,867
Nordson Corp.	13	3,015
Otis Worldwide Corp.	236	22,717
PACCAR, Inc.	160	16,470
Parker-Hannifin Corp.†	67	33,889
Quanta Services, Inc.	32	8,131
Snap-on, Inc.	35	9,149
Stanley Black & Decker, Inc.	88	7,030
Textron, Inc.	129	11,076
	Number of Shares	Value
COMMON STOCKS — (Continued)
Capital Goods — (Continued)
Trane Technologies PLC (Ireland)†	69	$ 22,696
TransDigm Group, Inc.	3	3,833
United Rentals, Inc.	41	26,516
Westinghouse Air Brake Technologies Corp.	104	16,437
WW Grainger, Inc.†	29	26,165
		654,388
Commercial & Professional Services — 1.3%
Automatic Data Processing, Inc.	95	22,676
Cintas Corp.	1	700
Copart, Inc.*	1	54
Jacobs Solutions, Inc.	83	11,596
Leidos Holdings, Inc.	91	13,275
Paycom Software, Inc.	32	4,577
Veralto Corp.†	76	7,256
		60,134
Consumer Discretionary Distribution & Retail — 12.8%
Amazon.com, Inc.†*	1,134	219,145
Bath & Body Works, Inc.	143	5,584
Best Buy Co., Inc.†	126	10,621
eBay, Inc.†	328	17,620
Genuine Parts Co.	90	12,449
Home Depot, Inc. (The)†	427	146,990
LKQ Corp.	158	6,571
Lowe's Cos., Inc.	334	73,634
Ross Stores, Inc.†	205	29,791
TJX Cos., Inc. (The)†	339	37,324
Ulta Beauty, Inc.*	31	11,962
		571,691
Consumer Durables & Apparel — 3.4%
Deckers Outdoor Corp.*	17	16,455
DR Horton, Inc.	61	8,597
Garmin Ltd. (Switzerland)	127	20,691
Hasbro, Inc.	90	5,265
Lennar Corp., Class A	26	3,897
Lululemon Athletica, Inc.*	77	23,000
Mohawk Industries, Inc.*	40	4,544
NIKE, Inc., Class B	654	49,292
PulteGroup, Inc.	65	7,156
Ralph Lauren Corp.	43	7,527
Tapestry, Inc.	151	6,461
		152,885
Consumer Services — 4.2%
Booking Holdings, Inc.†	17	67,345
Caesars Entertainment, Inc.*	66	2,623
Darden Restaurants, Inc.	68	10,290
Domino's Pizza, Inc.	8	4,131
Las Vegas Sands Corp.	184	8,142
Marriott International, Inc., Class A†	135	32,639

GOTHAM ENHANCED 500 PLUS FUND
Portfolio of Investments (Continued)
June 30, 2024
(Unaudited)
	Number of Shares	Value
COMMON STOCKS — (Continued)
Consumer Services — (Continued)
McDonald's Corp.†	171	$ 43,578
MGM Resorts International*	65	2,889
Wynn Resorts Ltd.	65	5,817
Yum! Brands, Inc.†	72	9,537
		186,991
Consumer Staples Distribution & Retail — 1.6%
Kroger Co. (The)	458	22,868
Sysco Corp.	111	7,924
Target Corp.	250	37,010
Walgreens Boots Alliance, Inc.	494	5,975
		73,777
Energy — 4.1%
Baker Hughes Co.	287	10,094
Chevron Corp.	165	25,809
Devon Energy Corp.	194	9,196
Diamondback Energy, Inc.	91	18,217
EOG Resources, Inc.	90	11,328
Exxon Mobil Corp.†	276	31,773
Halliburton Co.	226	7,634
Marathon Oil Corp.	133	3,813
Marathon Petroleum Corp.†	50	8,674
Phillips 66†	248	35,010
Schlumberger NV (Curacao)	41	1,935
Valero Energy Corp.†	121	18,968
		182,451
Equity Real Estate Investment Trusts (REITs) — 0.5%
Extra Space Storage, Inc.	23	3,575
Realty Income Corp.†	110	5,810
Simon Property Group, Inc.	75	11,385
		20,770
Financial Services — 10.5%
American Express Co.	68	15,745
Ameriprise Financial, Inc.	7	2,990
Bank of New York Mellon Corp. (The)†	68	4,073
Berkshire Hathaway, Inc., Class B†*	227	92,344
BlackRock, Inc.†	15	11,810
Blackstone, Inc.	7	867
Capital One Financial Corp.	6	831
Cboe Global Markets, Inc.	5	850
Charles Schwab Corp. (The)	19	1,400
CME Group, Inc.	26	5,112
Corpay, Inc.*	48	12,788
Discover Financial Services	4	523
Fiserv, Inc.†*	399	59,467
Franklin Resources, Inc.†	292	6,526
Global Payments, Inc.	57	5,512
Goldman Sachs Group, Inc. (The)	32	14,474
Intercontinental Exchange, Inc.	228	31,211
	Number of Shares	Value
COMMON STOCKS — (Continued)
Financial Services — (Continued)
Invesco Ltd. (Bermuda)	5	$ 75
KKR & Co., Inc.	80	8,419
Mastercard, Inc., Class A†	112	49,410
Moody's Corp.	24	10,102
Morgan Stanley	23	2,235
Northern Trust Corp.	3	252
PayPal Holdings, Inc.†*	667	38,706
Raymond James Financial, Inc.	3	371
S&P Global, Inc.	10	4,460
State Street Corp.	4	296
Synchrony Financial	7	330
T Rowe Price Group, Inc.†	84	9,686
Visa, Inc., Class A†	309	81,103
		471,968
Food, Beverage & Tobacco — 7.7%
Altria Group, Inc.†	1,165	53,066
Archer-Daniels-Midland Co.†	338	20,432
Brown-Forman Corp., Class B	106	4,578
Bunge Global SA (Switzerland)	43	4,591
Coca-Cola Co. (The)†	1,389	88,410
Conagra Brands, Inc.	177	5,030
General Mills, Inc.	7	443
Hormel Foods Corp.	168	5,122
Kellanova	189	10,902
Keurig Dr Pepper, Inc.†	207	6,914
Kraft Heinz Co. (The)†	712	22,941
McCormick & Co., Inc., non-voting shares	59	4,185
Molson Coors Beverage Co., Class B	124	6,303
Mondelez International, Inc., Class A†	259	16,949
Philip Morris International, Inc.†	946	95,858
		345,724
Health Care Equipment & Services — 8.2%
Align Technology, Inc.*	16	3,863
Baxter International, Inc.	37	1,238
Cardinal Health, Inc.	105	10,324
Cencora, Inc.†	117	26,360
Centene Corp.*	34	2,254
Cigna Group (The)†	186	61,486
CVS Health Corp.†	737	43,527
Elevance Health, Inc.	2	1,084
GE HealthCare Technologies, Inc.	102	7,948
HCA Healthcare, Inc.†	154	49,477
Hologic, Inc.*	53	3,935
Humana, Inc.	77	28,771
McKesson Corp.†	40	23,362
Medtronic PLC (Ireland)	760	59,820
Molina Healthcare, Inc.*	35	10,405

GOTHAM ENHANCED 500 PLUS FUND
Portfolio of Investments (Continued)
June 30, 2024
(Unaudited)
	Number of Shares	Value
COMMON STOCKS — (Continued)
Health Care Equipment & Services — (Continued)
Quest Diagnostics, Inc.	13	$ 1,779
ResMed, Inc.	66	12,634
Solventum Corp.†*	106	5,605
Universal Health Services, Inc., Class B	40	7,397
Zimmer Biomet Holdings, Inc.	45	4,884
		366,153
Household & Personal Products — 3.0%
Colgate-Palmolive Co.†	430	41,727
Estee Lauder Cos., Inc. (The), Class A	79	8,406
Kimberly-Clark Corp.†	213	29,437
Procter & Gamble Co. (The)†	343	56,567
		136,137
Insurance — 2.7%
American International Group, Inc.	114	8,463
Aon PLC, Class A (Ireland)†	112	32,881
Assurant, Inc.	1	166
Brown & Brown, Inc.	182	16,273
Chubb Ltd. (Switzerland)	16	4,081
Hartford Financial Services Group, Inc. (The)	61	6,133
Loews Corp.	68	5,082
Prudential Financial, Inc.	209	24,493
Travelers Cos., Inc. (The)	14	2,847
W R Berkley Corp.	19	1,493
Willis Towers Watson PLC (Ireland)	68	17,826
		119,738
Materials — 2.2%
Avery Dennison Corp.	47	10,277
Ball Corp.	185	11,104
Celanese Corp.	63	8,498
Corteva, Inc.	160	8,630
DuPont de Nemours, Inc.	95	7,647
Eastman Chemical Co.	27	2,645
Ecolab, Inc.	3	714
FMC Corp.	36	2,072
International Paper Co.†	204	8,803
Martin Marietta Materials, Inc.	13	7,043
Packaging Corp. of America	59	10,771
PPG Industries, Inc.	52	6,546
Sherwin-Williams Co. (The)	4	1,194
Steel Dynamics, Inc.	46	5,957
Westrock Co.	151	7,589
		99,490
Media & Entertainment — 12.3%
Alphabet, Inc., Class A†	1,237	225,319
Charter Communications, Inc., Class A†*	84	25,113
	Number of Shares	Value
COMMON STOCKS — (Continued)
Media & Entertainment — (Continued)
Comcast Corp., Class A†	229	$ 8,968
Electronic Arts, Inc.	5	697
Fox Corp., Class A	6	206
Interpublic Group of Cos., Inc. (The)	251	7,301
Match Group, Inc.*	153	4,648
Meta Platforms, Inc., Class A†	326	164,376
Netflix, Inc.†*	39	26,320
News Corp., Class A	175	4,825
Omnicom Group, Inc.†	131	11,751
Paramount Global, Class B	384	3,990
Walt Disney Co. (The)	687	68,212
		551,726
Pharmaceuticals, Biotechnology & Life Sciences — 4.5%
AbbVie, Inc.†	36	6,175
Amgen, Inc.†	31	9,686
Bristol-Myers Squibb Co.	1,034	42,942
Danaher Corp.†	68	16,990
Gilead Sciences, Inc.†	738	50,634
Incyte Corp.*	20	1,212
Johnson & Johnson†	485	70,888
Merck & Co., Inc.†	38	4,704
Viatris, Inc.	15	160
		203,391
Semiconductors & Semiconductor Equipment — 10.4%
Applied Materials, Inc.†	130	30,679
Broadcom, Inc.†	14	22,477
KLA Corp.†	26	21,437
Lam Research Corp.†	23	24,492
Microchip Technology, Inc.†	21	1,921
Micron Technology, Inc.†	101	13,285
Monolithic Power Systems, Inc.	1	822
NVIDIA Corp.†	1,484	183,333
NXP Semiconductors NV (Netherlands)	57	15,338
Qorvo, Inc.*	57	6,614
QUALCOMM, Inc.	667	132,853
Skyworks Solutions, Inc.	101	10,765
		464,016
Software & Services — 11.5%
Accenture PLC, Class A (Ireland)†	162	49,152
ANSYS, Inc.*	8	2,572
Cadence Design Systems, Inc.*	25	7,694
Cognizant Technology Solutions Corp., Class A	44	2,992
EPAM Systems, Inc.*	5	941
Gartner, Inc.*	1	449
Gen Digital, Inc.	391	9,767
GoDaddy, Inc., Class A*	31	4,331

GOTHAM ENHANCED 500 PLUS FUND
Portfolio of Investments (Continued)
June 30, 2024
(Unaudited)
	Number of Shares	Value
COMMON STOCKS — (Continued)
Software & Services — (Continued)
International Business Machines Corp.†	151	$ 26,115
Microsoft Corp.†	810	362,030
Salesforce, Inc.†	112	28,795
Synopsys, Inc.*	14	8,331
VeriSign, Inc.*	59	10,490
		513,659
Technology Hardware & Equipment — 11.8%
Amphenol Corp., Class A†	268	18,055
Apple, Inc.†	1,293	272,332
CDW Corp.	41	9,177
Cisco Systems, Inc.†	1,543	73,308
F5, Inc.*	39	6,717
Hewlett Packard Enterprise Co.	293	6,203
HP, Inc.†	575	20,137
Jabil, Inc.	84	9,138
Juniper Networks, Inc.	189	6,891
Keysight Technologies, Inc.*	13	1,778
Motorola Solutions, Inc.	83	32,042
NetApp, Inc.†	133	17,130
Super Micro Computer, Inc.*	33	27,039
TE Connectivity Ltd. (Switzerland)	180	27,077
		527,024
Telecommunication Services — 5.4%
AT&T, Inc.†	3,428	65,509
T-Mobile US, Inc.†	456	80,338
Verizon Communications, Inc.†	2,338	96,419
		242,266
Transportation — 2.0%
CSX Corp.	1,095	36,628
Delta Air Lines, Inc.	147	6,974
FedEx Corp.†	59	17,690
Union Pacific Corp.	77	17,422
United Parcel Service, Inc., Class B†	92	12,590
		91,304
Utilities — 0.3%
NRG Energy, Inc.	133	10,356
PG&E Corp.	194	3,387
		13,743
TOTAL COMMON STOCKS (Cost $4,966,872)		6,195,587

TOTAL LONG POSITIONS - 138.2% (Cost $4,966,872)		6,195,587
	Number of Shares	Value

SHORT POSITIONS — (40.2)%
COMMON STOCKS — (40.2)%
Automobiles & Components — (0.2)%
Ford Motor Co.	(815)	$ (10,220)
Banks — (0.0)%
Regions Financial Corp.	(2)	(40)
Capital Goods — (2.6)%
AMETEK, Inc.	(29)	(4,835)
Axon Enterprise, Inc.*	(15)	(4,414)
Boeing Co. (The)*	(124)	(22,569)
Carrier Global Corp.	(182)	(11,481)
Deere & Co.	(58)	(21,671)
Eaton Corp. PLC (Ireland)	(10)	(3,135)
Emerson Electric Co.	(42)	(4,627)
Hubbell, Inc.	(11)	(4,020)
Huntington Ingalls Industries, Inc.	(9)	(2,217)
IDEX Corp.	(16)	(3,219)
L3Harris Technologies, Inc.	(35)	(7,860)
Northrop Grumman Corp.	(19)	(8,283)
Pentair PLC (Ireland)	(34)	(2,607)
Rockwell Automation, Inc.	(23)	(6,331)
RTX Corp.	(32)	(3,212)
Xylem, Inc.	(46)	(6,239)
		(116,720)
Commercial & Professional Services — (1.4)%
Broadridge Financial Solutions, Inc.	(23)	(4,531)
Dayforce, Inc.*	(33)	(1,637)
Equifax, Inc.	(26)	(6,304)
Paychex, Inc.	(67)	(7,943)
Republic Services, Inc.	(64)	(12,438)
Rollins, Inc.	(123)	(6,001)
Verisk Analytics, Inc.	(31)	(8,356)
Waste Management, Inc.	(85)	(18,134)
		(65,344)
Consumer Discretionary Distribution & Retail — (0.7)%
AutoZone, Inc.*	(2)	(5,928)
CarMax, Inc.*	(32)	(2,347)
Etsy, Inc.*	(27)	(1,593)
O'Reilly Automotive, Inc.*	(13)	(13,729)
Pool Corp.	(7)	(2,151)
Tractor Supply Co.	(22)	(5,940)
		(31,688)
Consumer Durables & Apparel — (0.2)%
NVR, Inc.*	(1)	(7,589)
Consumer Services — (1.4)%
Airbnb, Inc., Class A*	(132)	(20,015)
Carnival Corp. (Panama)*	(257)	(4,811)
Chipotle Mexican Grill, Inc.*	(252)	(15,788)
Expedia Group, Inc.*	(27)	(3,402)
Hilton Worldwide Holdings, Inc.	(9)	(1,964)

GOTHAM ENHANCED 500 PLUS FUND
Portfolio of Investments (Continued)
June 30, 2024
(Unaudited)
	Number of Shares	Value

COMMON STOCKS — (Continued)
Consumer Services — (Continued)
Norwegian Cruise Line Holdings Ltd. (Bermuda)*	(88)	$ (1,653)
Royal Caribbean Cruises Ltd. (Liberia)*	(51)	(8,131)
Starbucks Corp.	(77)	(5,994)
		(61,758)
Consumer Staples Distribution & Retail — (1.0)%
Costco Wholesale Corp.	(20)	(17,000)
Dollar General Corp.	(44)	(5,818)
Dollar Tree, Inc.*	(48)	(5,125)
Walmart, Inc.	(239)	(16,183)
		(44,126)
Energy — (2.1)%
APA Corp.	(60)	(1,766)
ConocoPhillips	(231)	(26,422)
Coterra Energy, Inc.	(149)	(3,974)
EQT Corp.	(90)	(3,328)
Hess Corp.	(63)	(9,294)
Kinder Morgan, Inc.	(453)	(9,001)
Occidental Petroleum Corp.	(177)	(11,156)
ONEOK, Inc.	(121)	(9,868)
Targa Resources Corp.	(49)	(6,310)
Williams Cos., Inc. (The)	(263)	(11,178)
		(92,297)
Equity Real Estate Investment Trusts (REITs) — (3.4)%
Alexandria Real Estate Equities, Inc.	(35)	(4,094)
American Tower Corp.	(94)	(18,272)
AvalonBay Communities, Inc.	(29)	(6,000)
BXP, Inc.	(32)	(1,970)
Camden Property Trust	(24)	(2,619)
Crown Castle, Inc.	(88)	(8,598)
Digital Realty Trust, Inc.	(63)	(9,579)
Equinix, Inc.	(22)	(16,645)
Equity Residential	(78)	(5,409)
Essex Property Trust, Inc.	(13)	(3,539)
Federal Realty Investment Trust	(18)	(1,817)
Healthpeak Properties, Inc.	(144)	(2,822)
Host Hotels & Resorts, Inc.	(161)	(2,895)
Invitation Homes, Inc.	(121)	(4,343)
Iron Mountain, Inc.	(63)	(5,646)
Kimco Realty Corp.	(137)	(2,666)
Mid-America Apartment Communities, Inc.	(25)	(3,565)
Prologis, Inc.	(109)	(12,242)
Public Storage	(36)	(10,355)
Regency Centers Corp.	(38)	(2,364)
SBA Communications Corp.	(21)	(4,122)
UDR, Inc.	(68)	(2,798)
Ventas, Inc.	(84)	(4,306)
	Number of Shares	Value

COMMON STOCKS — (Continued)
Equity Real Estate Investment Trusts (REITs) — (Continued)
VICI Properties, Inc.	(216)	$ (6,186)
Welltower, Inc.	(44)	(4,587)
Weyerhaeuser Co.	(150)	(4,258)
		(151,697)
Financial Services — (0.5)%
FactSet Research Systems, Inc.	(8)	(3,266)
Fidelity National Information Services, Inc.	(70)	(5,275)
Jack Henry & Associates, Inc.	(15)	(2,491)
MarketAxess Holdings, Inc.	(8)	(1,604)
MSCI, Inc.	(18)	(8,672)
Nasdaq, Inc.	(8)	(482)
		(21,790)
Food, Beverage & Tobacco — (1.3)%
Campbell Soup Co.	(60)	(2,711)
Constellation Brands, Inc., Class A	(38)	(9,777)
Hershey Co. (The)	(42)	(7,721)
J M Smucker Co. (The)	(22)	(2,399)
Lamb Weston Holdings, Inc.	(30)	(2,522)
Monster Beverage Corp.*	(219)	(10,939)
PepsiCo, Inc.	(104)	(17,153)
Tyson Foods, Inc., Class A	(73)	(4,171)
		(57,393)
Health Care Equipment & Services — (3.8)%
Abbott Laboratories	(211)	(21,925)
Becton Dickinson & Co.	(60)	(14,022)
Boston Scientific Corp.*	(304)	(23,411)
Cooper Cos., Inc. (The)	(40)	(3,492)
DaVita, Inc.*	(16)	(2,217)
Dexcom, Inc.*	(85)	(9,637)
Edwards Lifesciences Corp.*	(125)	(11,546)
Henry Schein, Inc.*	(27)	(1,731)
IDEXX Laboratories, Inc.*	(18)	(8,770)
Insulet Corp.*	(14)	(2,825)
Intuitive Surgical, Inc.*	(66)	(29,360)
Labcorp Holdings, Inc.*	(17)	(3,460)
STERIS PLC (Ireland)	(22)	(4,830)
Stryker Corp.	(79)	(26,880)
Teleflex, Inc.	(10)	(2,103)
UnitedHealth Group, Inc.	(7)	(3,565)
		(169,774)
Household & Personal Products — (0.3)%
Church & Dwight Co., Inc.	(51)	(5,288)
Clorox Co. (The)	(13)	(1,774)
Kenvue, Inc.	(380)	(6,908)
		(13,970)
Insurance — (1.3)%
Aflac, Inc.	(113)	(10,092)

GOTHAM ENHANCED 500 PLUS FUND
Portfolio of Investments (Continued)
June 30, 2024
(Unaudited)
	Number of Shares	Value

COMMON STOCKS — (Continued)
Insurance — (Continued)
Allstate Corp. (The)	(43)	$ (6,865)
Arch Capital Group Ltd. (Bermuda)*	(77)	(7,769)
Arthur J Gallagher & Co.	(1)	(259)
Cincinnati Financial Corp.	(33)	(3,897)
Everest Group Ltd. (Bermuda)	(9)	(3,429)
Globe Life, Inc.	(20)	(1,646)
Marsh & McLennan Cos., Inc.	(41)	(8,640)
MetLife, Inc.	(59)	(4,141)
Principal Financial Group, Inc.	(49)	(3,844)
Progressive Corp. (The)	(45)	(9,347)
		(59,929)
Materials — (2.2)%
Air Products and Chemicals, Inc.	(46)	(11,870)
Albemarle Corp.	(24)	(2,292)
Amcor PLC (Jersey)	(284)	(2,778)
CF Industries Holdings, Inc.	(36)	(2,668)
Dow, Inc.	(142)	(7,533)
Freeport-McMoRan, Inc.	(293)	(14,240)
International Flavors & Fragrances, Inc.	(51)	(4,856)
Linde PLC (Ireland)	(44)	(19,308)
LyondellBasell Industries NV, Class A (Netherlands)	(66)	(6,314)
Mosaic Co. (The)	(67)	(1,936)
Newmont Corp.	(238)	(9,965)
Nucor Corp.	(50)	(7,904)
Vulcan Materials Co.	(27)	(6,714)
		(98,378)
Media & Entertainment — (0.2)%
Live Nation Entertainment, Inc.*	(49)	(4,593)
Take-Two Interactive Software, Inc.*	(20)	(3,110)
Warner Bros Discovery, Inc.*	(491)	(3,653)
		(11,356)
Pharmaceuticals, Biotechnology & Life Sciences — (5.0)%
Agilent Technologies, Inc.	(61)	(7,907)
Biogen, Inc.*	(20)	(4,636)
Bio-Rad Laboratories, Inc., Class A*	(5)	(1,366)
Bio-Techne Corp.	(36)	(2,579)
Catalent, Inc.*	(39)	(2,193)
Charles River Laboratories International, Inc.*	(11)	(2,272)
Eli Lilly & Co.	(43)	(38,931)
IQVIA Holdings, Inc.*	(36)	(7,612)
Mettler-Toledo International, Inc.*	(5)	(6,988)
Moderna, Inc.*	(78)	(9,262)
Pfizer, Inc.	(1,150)	(32,177)
Regeneron Pharmaceuticals, Inc.*	(22)	(23,123)
Revvity, Inc.	(25)	(2,622)
Thermo Fisher Scientific, Inc.	(59)	(32,627)
	Number of Shares	Value

COMMON STOCKS — (Continued)
Pharmaceuticals, Biotechnology & Life Sciences — (Continued)
Vertex Pharmaceuticals, Inc.*	(50)	$ (23,436)
Waters Corp.*	(13)	(3,772)
West Pharmaceutical Services, Inc.	(15)	(4,941)
Zoetis, Inc.	(96)	(16,643)
		(223,087)
Real Estate Management & Development — (0.3)%
CBRE Group, Inc., Class A*	(62)	(5,525)
CoStar Group, Inc.*	(88)	(6,524)
		(12,049)
Semiconductors & Semiconductor Equipment — (2.4)%
Advanced Micro Devices, Inc.*	(38)	(6,164)
Analog Devices, Inc.	(103)	(23,511)
Enphase Energy, Inc.*	(28)	(2,792)
First Solar, Inc.*	(22)	(4,960)
Intel Corp.	(865)	(26,789)
ON Semiconductor Corp.*	(54)	(3,702)
Teradyne, Inc.	(30)	(4,448)
Texas Instruments, Inc.	(192)	(37,350)
		(109,716)
Software & Services — (3.5)%
Adobe, Inc.*	(49)	(27,222)
Akamai Technologies, Inc.*	(31)	(2,793)
Autodesk, Inc.*	(43)	(10,640)
Crowdstrike Holdings, Inc., Class A*	(12)	(4,598)
Fair Isaac Corp.*	(5)	(7,443)
Fortinet, Inc.*	(170)	(10,246)
Intuit, Inc.	(3)	(1,972)
Oracle Corp.	(202)	(28,522)
Palo Alto Networks, Inc.*	(70)	(23,731)
PTC, Inc.*	(26)	(4,723)
Roper Technologies, Inc.	(10)	(5,637)
ServiceNow, Inc.*	(32)	(25,173)
Tyler Technologies, Inc.*	(10)	(5,028)
		(157,728)
Technology Hardware & Equipment — (0.7)%
Arista Networks, Inc.*	(11)	(3,855)
Corning, Inc.	(167)	(6,488)
Seagate Technology Holdings PLC (Ireland)	(42)	(4,337)
Teledyne Technologies, Inc.*	(10)	(3,880)
Trimble, Inc.*	(52)	(2,908)
Western Digital Corp.*	(66)	(5,001)
Zebra Technologies Corp., Class A*	(10)	(3,089)
		(29,558)
Transportation — (1.0)%
American Airlines Group, Inc.*	(132)	(1,495)
CH Robinson Worldwide, Inc.	(24)	(2,115)

GOTHAM ENHANCED 500 PLUS FUND
Portfolio of Investments (Concluded)
June 30, 2024
(Unaudited)
	Number of Shares	Value

COMMON STOCKS — (Continued)
Transportation — (Continued)
Expeditors International of Washington, Inc.	(29)	$ (3,619)
JB Hunt Transport Services, Inc.	(23)	(3,680)
Norfolk Southern Corp.	(46)	(9,876)
Old Dominion Freight Line, Inc.	(45)	(7,947)
Southwest Airlines Co.	(129)	(3,691)
Uber Technologies, Inc.*	(114)	(8,285)
United Airlines Holdings, Inc.*	(68)	(3,309)
		(44,017)
Utilities — (4.7)%
AES Corp. (The)	(144)	(2,530)
Alliant Energy Corp.	(61)	(3,105)
Ameren Corp.	(62)	(4,409)
American Electric Power Co., Inc.	(124)	(10,880)
American Water Works Co., Inc.	(41)	(5,296)
Atmos Energy Corp.	(31)	(3,616)
CenterPoint Energy, Inc.	(137)	(4,244)
CMS Energy Corp.	(70)	(4,167)
Consolidated Edison, Inc.	(71)	(6,349)
Constellation Energy Corp.	(65)	(13,018)
Dominion Energy, Inc.	(179)	(8,771)
DTE Energy Co.	(42)	(4,662)
Duke Energy Corp.	(157)	(15,736)
Edison International	(90)	(6,463)
Entergy Corp.	(50)	(5,350)
Evergy, Inc.	(51)	(2,701)
Eversource Energy	(82)	(4,650)
Exelon Corp.	(204)	(7,060)
FirstEnergy Corp.	(136)	(5,205)
	Number of Shares	Value

COMMON STOCKS — (Continued)
Utilities — (Continued)
NextEra Energy, Inc.	(425)	$ (30,094)
NiSource, Inc.	(94)	(2,708)
Pinnacle West Capital Corp.	(26)	(1,986)
PPL Corp.	(158)	(4,369)
Public Service Enterprise Group, Inc.	(107)	(7,886)
Sempra	(135)	(10,268)
Southern Co. (The)	(227)	(17,608)
Vistra Corp.	(70)	(6,019)
WEC Energy Group, Inc.	(79)	(6,198)
Xcel Energy, Inc.	(133)	(7,104)
		(212,452)
TOTAL COMMON STOCKS (Proceeds $1,663,347)		(1,802,676)

TOTAL SHORT POSITIONS - (40.2)% (Proceeds $1,663,347)		(1,802,676)
OTHER ASSETS IN EXCESS OF LIABILITIES - 2.0%		89,372
NET ASSETS - 100.0%		$4,482,283

†	Security position is either entirely or partially held in a segregated account as collateral for securities sold short.
*	Non-income producing.
PLC	Public Limited Company

All financial instruments listed in the Portfolio of Investments are considered Level 1, measured at fair value on a recurring basis based on quoted prices for identical assets in active markets as of and for the period ended June 30, 2024.
For additional information about significant accounting policies, including valuation of investments, refer to the Fund’s most recent annual or semi-annual report.